NPL Extract Short

Run Date - 1/XX/2019 4:21:41 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	First Payment Default	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Next Due Date	Collection Comments In File	Incomplete Collection Comments Note	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Servicer Contact Attempts	Evidence Of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Borrower Contact Comments	No Borrower Contact Evident	Willingness To Repay	Ability To Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Foreclosure in File	Bankruptcy In File	Active SCRA	Evidence Of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Reo Noted	Eviction Requested	Title Issue	Updated Bpo In File	Delinquent Taxes	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower's Intention	Modification	Mod Date	Mod Original Interest Rate	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Denied Reason	Mod Type Description	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Amount Capitalized	Mod Deferred Balance incl PRA	Mod Interest Deferred	Mod Principal Forgiven	Mod Months Extended	Mod Comments	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Comments	Deed In Lieu Status	Deed In Lieu Comments	Short Sale Status	Short Sale Date Offered	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Estimated Closing Date	Short Sale Comments	HAMP Solicited	HAMP Comments	Current Foreclosure Status	Foreclosure Delay/Obstruction Start Date	Foreclosure Reason For Delay/Obstruction	Foreclosure - Reason For Delay Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step	Foreclosure Projected Step Date	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure - Is Borrower Represented by an Attorney	Foreclosure Comments	Current Bankruptcy Status	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Type	Litigation Summary	Fraud Type	Investigation Resolved?	Fraud Resolution Summary	Fraud - Possible Misrepresentation?	Fraud Comments	Trustee Of Property Noted?	Trustee Intention of Property	Damage Noted	Damage Type	Repair Status	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Listing Date	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Contract Executed?	Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Company	Title Issue Comments	BPO - Appraised Value	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date	Delinquent Taxes - Comments	Auto Comments	Supplemental Comments	Loan Grade	Loan Grade Comments
204286216	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to make payment	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: There are no comments noted since last review. Borrower is rolling 30 days delinquency.	There are no comments noted since last review. Borrower is rolling 30 days delinquency.
204286217	XXX	Delinquent	8/XX/2018	9/XX/2018	Other	30	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	12/XX/2017	Not attempting to contact the borrower	Borrower stated that no longer represented by the attorney. Advised borrower that revocation is needed in writing in order to remove the third 3rd party	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2017	No	Retention	Yes	1	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower stated that no longer represented by the attorney. Advised borrower that revocation is needed in writing in order to remove the third 3rd party
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The proof of claim was filed 08/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286219	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	Borrower advised they are late as work has been slow due to inclement weather. Borrower advised they will bring loan current by end of the grace period in February. Representative set up formal RPP for borrower and advised a confirmation letter would be sent.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower advised they are late as work has been slow due to inclement weather. Borrower advised they will bring loan current by end of the grace period in February. Representative set up formal RPP for borrower and advised a confirmation letter would be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286220	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called because they received an assistance package. The borrower found out they were one month behind. The borrower advised they had been paying extra medical bills. The borrower scheduled a payment for 08/XX/2018, 09/XX/2018 and 10/XX/2018.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called because they received an assistance package. The borrower found out they were one month behind. The borrower advised they had been paying extra medical bills. The borrower scheduled a payment for 08/XX/2018, 09/XX/2018 and 10/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286222	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to make the November installment. Borrower advised that they are retired and will start receiving Social Security but have not begun receiving it yet. Agent set up payment with borrower over the phone.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	7/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make the November installment. Borrower advised that they are retired and will start receiving Social Security but have not begun receiving it yet. Agent set up payment with borrower over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286227	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Not attempting to contact the borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286229	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower made payment arrangements.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286233	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Ongoing dialogue with borrower	08/XX/2018 A Bankruptcy periodic letter was to the Borrower.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  08/XX/2018 A Bankruptcy periodic letter was to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286235	XXX	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	On 5/XX/2018 the borrower agreed to keep calling in payments, the borrower was advised to not be concerned about the NOI letter.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower agreed to keep calling in payments, the borrower was advised to not be concerned about the NOI letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no updates	no updates
204286240	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	Owner Occupied	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	advised of total amount due $2811.37	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  advised of total amount due $2811.37
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286242	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called on 04/XX/2018 to make a payment.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2016	No	Retention	Yes	1	Discharged	Chapter 7	N/A	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called on 04/XX/2018 to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A dispute was received from the borrower on 02/XX/2016 regarding the late charges on the account. A response was sent to the borrower on 03/XX/2016 detailing all the late charges which were waived as a courtesy, and informed the borrower no additional fees would be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286243	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Talked to borrower, verified owner occupied. The borrower is planning on raising their income by renting out guest house.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Talked to borrower, verified owner occupied. The borrower is planning on raising their income by renting out guest house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286246	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	At last contact, the borrower was contacted and promised to pay $1150.35 on 5/XX/2018 and a payment on 5/XX/2018 when they get paid. The borrower declined to provided financial information for a loss mitigation workout. The reason for the default was noted as Other. On 10/XX/2017, the borrower stated they had car expenses causing the delinquency.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  At last contact, the borrower was contacted and promised to pay $1150.35 on 5/XX/2018 and a payment on 5/XX/2018 when they get paid.  The borrower declined to provided financial information for a loss mitigation workout.  The reason for the default was noted as Other.  On 10/XX/2017, the borrower stated they had car expenses causing the delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286247	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2015	Ongoing dialogue with borrower	Comments show contact regarding loan status and promise to pay taken. Borrower refused to go over financials and was denied retention assistance.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Comments show contact regarding loan status and promise to pay taken. Borrower refused to go over financials and was denied retention assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286250	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Review-9/XX/2018-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $1116.99 on 7/XX/2018. Call was returned to the borrower 6/XX/2018 to discuss concerns about getting loan payments caught up and avoid foreclosure.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	6/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Review-9/XX/2018-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $1116.99 on 7/XX/2018.

Call was returned to the borrower  6/XX/2018 to discuss concerns about getting loan payments caught up and avoid foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286251	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower declined to pay August installment	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower declined to pay August installment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286256	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower was contacted regarding the payment. The borrower stated the payment was made earlier that day.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was contacted regarding the payment. The borrower stated the payment was made earlier that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286260	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	The borrower was advised of total amount due of $1,924.80; borrower also questioned why calls were being received so early in the month - servicer advised due date is the 1st.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised of total amount due of $1,924.80; borrower also questioned why calls were being received so early in the month - servicer advised due date is the 1st.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing corporate advance fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286262	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Spoke with authorized third party. Servicer advised the account is due for the February payment. Third party advised will contact the borrower's to find out what the intent is and will call back.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with authorized third party.  Servicer advised the account is due for the February payment. Third party advised will contact the borrower's to find out what the intent is and will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286263	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286264	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called in to inquire about her payment being returned. She explained she lost her job but is now working and the hardship is over.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to inquire about her payment being returned.  She explained she lost her job but is now working and the hardship is over.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286282	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The commentary does not reflect the reason for default. Per the commentary the borrowers are on a fixed income.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2013	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	The only commentary provided was dated 11/XX/2012 stating BK7 transfer file completed. No details on dates of filing or discharge were provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The commentary does not reflect the reason for default.  Per the commentary the borrowers are on a fixed income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The only commentary provided was dated 11/XX/2012 stating BK7 transfer file completed.  No details on dates of filing or discharge were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286285	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	08/XX/2018 A Bankruptcy periodic letter was sent to the Borrower.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 A Bankruptcy periodic letter was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286290	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower was advised of total amount due and asked to remove co-borrower from the account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of total amount due and asked to remove co-borrower from the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286301	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called in to set up electronic payment for September 2018.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	5/XX/2018	Yes	Retention	Yes	1	Discharged	Chapter 7	UTD	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to set up electronic payment for September 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286302	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	4/XX/2018	Yes	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286305	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286306	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	One of the borrowers stated that has not been working since November; but is not getting unemployment income. However, the caller later advised is now working as an Uber driver and gets paid as drives. The borrower called in to change draft amount from $1,127.91 to $2,445.40 for today using funds from spouse's paycheck. The repayment plan had been broken on 05/XX/2018 due to a returned payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  One of the borrowers stated that has not been working since November; but is not getting unemployment income.  However, the caller later advised is now working as an Uber driver and gets paid as drives.  The borrower called in to change draft amount from $1,127.91 to $2,445.40 for today using funds from spouse's paycheck.  The repayment plan had been broken on 05/XX/2018 due to a returned payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286308	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to get info for 1098 letter.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to get info for 1098 letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286309	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	UTD	UTD	Yes	Yes	10/XX/2015	Contact attempts - however unable to contact borrower	Borrower called to go over financials. Surplus income, but can send documents in for review, borrower declined. Payment arrangements set up to bring account current.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2015	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower called to go over financials. Surplus income, but can send documents in for review, borrower declined. Payment arrangements set up to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286319	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called to update the future payments that were scheduled. They paid the April payment and changed the schedule for the May and June payments.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	3/XX/2018	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to update the future payments that were scheduled. They paid the April payment and changed the schedule for the May and June payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286324	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204286328	XXX	Delinquent	8/XX/2018	9/XX/2018	Illness - Family	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Servicer discussed modification as an option to get caught up.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Servicer discussed modification as an option to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan modified prior to review period - 2010	Loan modified prior to review period - 2010
204286329	XXX	Performing	8/XX/2018	9/XX/2018	Other	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Borrower advised that her RFD was due to a casualty loss. Agent wanted to know if the borrower will still need help once her forbearance plan ends, Borrower stated that her job is helping her and will be making 1 payment for her to help her get back on track..	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Completed	Formal (Written)	11/XX/2017	4/XX/2018	$1,240.06	11/XX/2017	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower advised that her RFD was due to a casualty loss. Agent wanted to know if the borrower will still need help once her forbearance plan ends, Borrower stated that her job is helping her and will be making 1 payment for her to help her get back on track..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286332	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Ongoing dialogue with borrower	The borrower stated they wanted to bring the loan current and secure future payments.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower stated they wanted to bring the loan current and secure future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286337	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to make their repayment plan payment in the amount of $768.19.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	No	Current	Informal (Verbal)	4/XX/2018	8/XX/2018	$734.16	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make their repayment plan payment in the amount of $768.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286340	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Customer called to inquire about payment. Advised total amount due. Customer stated that the payment was made on line and will pay fees with next payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Customer called to inquire about payment. Advised total amount due. Customer stated that the payment was made on line and will pay fees with next payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286341	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in regarding repayment plan. Servicer explained repayment plan. Servicer advised the initial payment was included in the payment plan. The payment was included in the 6 month repay plan.foreclosure proceeding. Borrower declined to set-up July installment. Servicer advised collection calls and letters will continue the account is brought current. Servicer urged the borrower to stick with the repayment plan in order to avoid foreclosure.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in regarding repayment plan.  Servicer explained repayment plan.  Servicer advised the initial payment was included in the payment plan.  The payment was included in the 6 month repay plan.foreclosure proceeding.    Borrower declined to set-up July installment.  Servicer advised collection calls and letters will continue the account is brought current.  Servicer urged the borrower to stick with the repayment plan in order to avoid foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286349	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Last contact with borrower was when they called to discuss the loan and payment	No	Good	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	Chapter 13	Yes	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last contact with borrower was when they called to discuss the loan and payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2012 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286351	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Collection call to borrower to advise of total amount due for $1347.29.	No	Good	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	UTD	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Collection call to borrower to advise of total amount due for $1347.29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286352	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Borrower needed assistance to make payment on website.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower needed assistance to make payment on website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286353	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	Borrower called in to schedule payments for June through August. ON 08/XX/2018 borrower called to schedule their next 3 payments.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to schedule payments for June through August. ON 08/XX/2018 borrower called to schedule their next 3 payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286354	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower was advised of total amount due and needed assistance with online website.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of total amount due and needed assistance with online website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286361	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	Borrower called to state they have not received any statements.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to state they have not received any statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286363	XXX	Performing	8/XX/2018	5/XX/2018	UTD	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to discuss amount due, and agent advised of payment plan amount. Borrower scheduled 5/XX/18 payment but did not schedule future payments. Agent advised that if borrower keeps with plan, loan will become current with 7/XX/18 plan payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to discuss amount due, and agent advised of payment plan amount.  Borrower scheduled 5/XX/18 payment but did not schedule future payments.  Agent advised that if borrower keeps with plan, loan will become current with 7/XX/18 plan payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204286365	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower stated was at work and is not able to take calls. Servicer confirmed phone number with the borrower and removed the work phone number. Borrower was unable to complete the call due to being at work.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated was at work and is not able to take calls.  Servicer confirmed phone number with the borrower and removed the work phone number.  Borrower was unable to complete the call due to being at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286366	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to make a payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286370	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2015	Ongoing dialogue with borrower	CUST. CALLING TO ADVS THAT WILL NOT HAVE FULL PMT AMT THIS MONTH. STATES ONLY HAVE 620.00. STATES WORK SLOW, STATES HAS AN INTERVIEW ON THE 18TH FOR A NEW JOB. STATE WILL TRY TO PAY THE REMAINING 150.67 BAL NEXT MONTH. OR WITH IN 3 MONTHS.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  CUST. CALLING TO ADVS THAT WILL NOT HAVE FULL PMT AMT THIS MONTH. STATES ONLY HAVE 620.00. STATES WORK SLOW, STATES HAS AN INTERVIEW ON THE 18TH FOR A NEW JOB. STATE WILL TRY TO PAY THE REMAINING 150.67 BAL NEXT MONTH. OR WITH IN 3 MONTHS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286373	XXX	MI Active	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	9/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $1984.36 on 7/XX/2018.

Borrower called to find out why she can not use her debit card. Borrower was advised need routing and checking number to submit payment. Borrower indicated she was still in active bankruptcy.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  9/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $1984.36 on 7/XX/2018.

Borrower called to find out why she can not use her debit card.  Borrower was advised need routing and checking number to submit payment.  Borrower indicated she was still in active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286376	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	Commentary states borrower called in regarding interest rate and how to lower it.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Commentary states borrower called in regarding interest rate and how to lower it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286378	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Commentary states verbally authorized third party called in regarding the account status. Third party provided a reason for default and when next payment will be made to the account.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states verbally authorized third party called in regarding the account status. Third party provided a reason for default and when next payment will be made to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204286385	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2016	Contact attempts - however unable to contact borrower	Inbound to make payment. Advised of amount due. Borrower disagreed with amount of $2551.38. Advised can not make payment over phone for 1 year due to multiple non sufficient funds. Stated will send XXX. Updated phone number	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	4/XX/2013	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Inbound to make payment. Advised of amount due. Borrower disagreed with amount of $2551.38. Advised can not make payment over phone for 1 year due to multiple non sufficient funds. Stated will send XXX. Updated phone number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286386	XXX	Delinquent	8/XX/2018	9/XX/2018	Payment Disputes	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Borrower was contact on 11/XX/2017, borrower mentioned they didn't miss a payment and is disputing but never provided info requested. The servicer advised $2000 check returned due to insufficient funds.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower was contact on 11/XX/2017, borrower mentioned they didn't miss a payment and is disputing but never provided info requested. The servicer advised $2000 check returned due to insufficient funds.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payments but they never provided documentation needed for servicer to research issue.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan modified prior to review period - 2013	Loan modified prior to review period - 2013
204286387	XXX	Performing	8/XX/2018	8/XX/2018	Payment Adjustments	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Per the commentary the last conversation was the servicer contacting the borrower inquiring on the August payment. The borrower stated on 08/XX/2018 had faxed a payment dispute; stating that the loan should be current and was not paying the inspection fee as was never late. The agent replied to allow the research to be completed and then will follow up with an explanation. The borrower fell behind when the interest rate changed in 2016. The customer will call in on the 25th to pay $1501.00.	No	Good	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2018	Yes	Retention	No	Discharged	Chapter 13	No	Yes	No	An agreed order was filed on 01/XX/2016.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Per the commentary the last conversation was the servicer contacting the borrower inquiring on the August payment. The borrower stated on 08/XX/2018 had faxed a payment dispute; stating that the loan should be current and was not paying the inspection fee as was never late.  The agent replied to allow the research to be completed and then will follow up with an explanation.  The borrower fell behind when the interest rate changed in 2016.  The customer will call in on the 25th to pay $1501.00.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.  On 05/XX/2018, the customer disputed the loan status; stating should be current due to the bankruptcy plan.  On 05/XX/2018, a written dispute had been faxed.  The agent replied to allow the research to be completed and then will follow up with an explanation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 12/XX/2015.  An agreed order was filed on 01/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: After the status date, the loan was reinstated on 06/XX/2018. 09/XX/2018 XXX Response: No evidence of deceased borrower AMC Response: No additional information regarding dispute received - no change to exceptions.	After the status date, the loan was reinstated on 06/XX/2018. 09/XX/2018 XXX Response: No evidence of deceased borrower AMC Response: No additional information regarding dispute received - no change to exceptions.
204286396	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	8/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286399	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Per commentary the reason for default was listed as excessive obligations. The borrower indicates in the comments self-employment with fluctuating income.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Per commentary the reason for default was listed as excessive obligations.  The borrower indicates in the comments self-employment with fluctuating income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286404	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to discuss options. Not able to place in a repayment plan at the moment.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to discuss options.  Not able to place in a repayment plan at the moment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286409	XXX	Performing	8/XX/2018	9/XX/2018	Illness - Mortgagor	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Inbound call to make mod payment.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Inbound call to make mod payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286411	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower payment in the amount of $797.35 drafting on 04/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower payment in the amount of  $797.35 drafting on 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286422	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Tenant Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Rep. advised of nothing on this account is not due until July 1st.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Rep. advised of nothing on this account is not due until July 1st.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204286424	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	the customer was contacted and provided a one time draft in the amount of $1438.76	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  the customer was contacted and provided a one time draft in the amount of $1438.76
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286426	XXX	Delinquent	8/XX/2018	8/XX/2018	Business Failure	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in asking about their payment, asked if it will auto draft or did they need to call and make a payment. Advised the payment will be auto processed today.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in asking about their payment, asked if it will auto draft or did they need to call and make a payment. Advised the payment will be auto processed today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286427	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286441	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	60	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called in to make payment arrangements. They gave a verbal authorization to speak to a 3rd party to discuss the payment history.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to make payment arrangements. They gave a verbal authorization to speak to a 3rd party to discuss the payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286442	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	Yes	7/XX/2015	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286443	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	1/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Ongoing dialogue with borrower	Borrower wanted to know why his interest was increased and he was advised that he was on a step rate and interest rate increased on 10/XX/2017	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower wanted to know why his interest was increased and he was advised that he was on a step rate and interest rate increased on 10/XX/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286460	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	A collection call was made for a payment. Unable to make a payment but stated that son would make the payment, not sure of what day he would pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  A collection call was made for a payment.  Unable to make a payment but stated that son would make the payment, not sure of what day he would pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286463	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower called to request that late fees be waived (the borrower was on a forbearance plan but brought the loan current on 03/XX/2018).	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to request that late fees be waived (the borrower was on a forbearance plan but brought the loan current on 03/XX/2018).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286465	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	borrower called concerning status of loan. Stated online only shows monthly installment not total open charges. Advised of charges. States ex-spouse is supposed to make payments. Will schedule payment today and at end of the month to bring current.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Dismissed	Chapter 7	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  borrower called concerning status of loan. Stated online only shows monthly installment not total open charges.  Advised of charges.  States ex-spouse is supposed to make payments. Will schedule payment today and at end of the month to bring current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286471	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower ask to pay with credit card informed no and then advised they were locked out of online payment system.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower ask to pay with credit card informed no and then advised they were locked out of online payment system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286472	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	The authorized third party calling asking what payoff amount. Rep. advised we do not have payoff amount off hand, however can put in a request to have payoff sent and tat is 7-10 days. The authorized third party agreed and asked to mail payoff quote to mailing address on file. Rep. advised of principal balance as of today $195,209.13 and total amount due $2118.90. Rep. asked when will be making payment. The authorized third party stated is in the process of getting a loan to payoff the loan and if that does not go through as planned will make payment by 3/16 for March.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The authorized third party calling asking what payoff amount. Rep. advised we do not have payoff amount off hand, however can put in a request to have payoff sent and tat is 7-10 days. The authorized third party agreed and asked to mail payoff quote to mailing address on file. Rep. advised of principal balance as of today $195,209.13 and total amount due $2118.90. Rep. asked when will be making payment. The authorized third party stated is in the process of getting a loan to payoff the loan and if that does not go through as planned will make payment by 3/16 for March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204286473	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Family Member	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower was contacted to find out when he was going to make a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower was contacted to find out when he was going to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286474	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to make a payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204286475	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286478	XXX	Bankruptcy	8/XX/2018	9/XX/2018	Casualty Loss	Bankruptcy	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called in to make Speedpay request; servicer advised on process once BK has been discharged	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	No	Active	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make Speedpay request; servicer advised on process once BK has been discharged
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments on 04/XX/2018 indicated all damages were repaired.	Comments on 04/XX/2018 indicated all damages were repaired.
204286479	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286489	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in about escrow shortage.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in about escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286497	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower spouse called to make a payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower spouse called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is delinquent. Loan is in 5 month repayment plan - no formal modification.	Loan is delinquent. Loan is in 5 month repayment plan - no formal modification.
204286504	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called advising they will be gathering previous checks/payments to confirm what amounts were being paid toward the mortgage and if there had been any errors.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called advising they will be gathering previous checks/payments to confirm what amounts were being paid toward the mortgage and if there had been any errors.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286505	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	4/XX/2018	UTD	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	System unlocked for the borrower. Servicer waiting on documents to close the loan modification.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  System unlocked for the borrower.  Servicer waiting on documents to close the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286507	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204286508	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	The borrower called on 01/XX/2018 advising they fell behind due to excessive obligations. The servicer advised of a possible repayment plan; however, the borrower declined stating they would bring the loan current by the end of the month. The borrower scheduled a payment for 01/XX/2018 and another for 01/XX/2018.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called on 01/XX/2018 advising they fell behind due to excessive obligations. The servicer advised of a possible repayment plan; however, the borrower declined stating they would bring the loan current by the end of the month. The borrower scheduled a payment for 01/XX/2018 and another for 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204286510	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to set up repayment plan and stated repayment plan will end in August.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to set up repayment plan and stated repayment plan will end in August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: May 2018 payment made 6/XX/18.	May 2018 payment made 6/XX/18.
204286512	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	An authorized third party called to confirm the loss draft documents were received and the servicer confirmed they were received and under review. 90% inspection completed for repairs.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  An authorized third party called to confirm the loss draft documents were received and the servicer confirmed they were received and under review. 90% inspection completed for repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204286526	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called to inquire about charges.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to inquire about charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286527	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Borrower called to advise was making payment for trial plan. Last payment was 4/XX/2017 and was trying to making payment 5/31 on IVR but had not been able to.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called to advise was making payment for trial plan.  Last payment was 4/XX/2017 and was trying to making payment 5/31 on IVR but had not been able to.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286532	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Per commentary the reason for default is listed as unemployment. The borrower contacted the servicer on 06/XX/2018 asking for a forbearance at $0 due to unemployment; however, not further commentary listed on the outcome of the call.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	Yes	1	Current	Formal (Written)	4/XX/2018	8/XX/2018	$1,682.58	5/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Per commentary the reason for default is listed as unemployment.  The borrower contacted the servicer on 06/XX/2018 asking for a forbearance at $0 due to unemployment; however, not further commentary listed on the outcome of the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286551	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to find out why the month of May was not closed out. The agent advised that the payment on 04/XX/2018 reinstated the loan; and that the remaining $637.86 had been applied towards the principal balance. A payment for the $222.70 was scheduled for today. A request to reverse $637.86 from principal and be applied towards the month of May was submitted.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to find out why the month of May was not closed out.  The agent advised that the payment on 04/XX/2018 reinstated the loan; and that the remaining $637.86 had been applied towards the principal balance.  A payment for the $222.70 was scheduled for today.  A request to reverse $637.86 from principal and be applied towards the month of May was submitted.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE AMC's Response: Confirmed no property damage.	09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE AMC's Response: Confirmed no property damage.
204286553	XXX	Delinquent	8/XX/2018	8/XX/2018	Payment Disputes	30	1	7/XX/2018	UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to request the fax number.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to request the fax number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 06/XX/2017, the borrower advised they are disputing the misapplication of payments with the attorney general. The servicer advised they see a response to the dispute was sent to the borrower stating the funds could not be reversed. The borrower advised they will continue to dispute with the attorney general. On 09/XX/2017, the borrower advised they were disputing a missing payment. On 10/XX/2017 the borrower advised they sent in a complaint and the servicer advised the borrower they would still need to make a payment. If the dispute is resolved and a correction is needed then a refund will also be issued. There was no further contact with the borrower in regards to the dispute since 10/XX/2017.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286559	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Agent advised borrower of total amount due in the amount of $2065.35 with payment in the amount of $953.97 due 8/XX/2018. Borrower called in to get mailing address to send payment. Borrower declined to discuss hardship, agent then attempted to setup payment to protect loan from Notice of Intent which expires 7/XX/18. Borrower stated that payment in the amount of $1979.78 to be sent overnight.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	7/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Agent advised borrower of total amount due in the amount of $2065.35 with payment in the amount of $953.97 due 8/XX/2018. Borrower called in to get mailing address to send payment. Borrower declined to discuss hardship, agent then attempted to setup payment to protect loan from Notice of Intent which expires 7/XX/18. Borrower stated that payment in the amount of $1979.78 to be sent overnight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286560	XXX	Delinquent	8/XX/2018	8/XX/2018	Business Failure	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Customer called in to state the payment for May wouldn't go through due to loss of work. The borrower is a self-employed photographer and had jobs set up with Carnival and Fair but due to inclement weather, those jobs were cancelled. Borrower made a $100 payment to prevent delinquency from going to 60 days past due and scheduled a payment for the end of June to bring the account current.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer called in to state the payment for May wouldn't go through due to loss of work. The borrower is a self-employed photographer and had jobs set up with Carnival and Fair but due to inclement weather, those jobs were cancelled. Borrower made a $100 payment to prevent delinquency from going to 60 days past due and scheduled a payment for the end of June to bring the account current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Discussed with borrower prior repayment plan arrangements.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286561	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Ongoing dialogue with borrower	Borrower will get completely caught up on payments and send in modification documents.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2016	No	Retention	Yes	1	Discharged	Chapter 7	No	No	Yes	Discharged Chapter 7 Bankruptcy; Case Number not included in provided comments	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower will get completely caught up on payments and send in modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is evidence of reaffirmation.  Discharged Chapter 7 Bankruptcy; Case Number not included in provided comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286563	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Inbound borrower contact concerning escrow payment increase. Advised of total amount due, that insurance and taxes had increased and educated about escrow account.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Inbound borrower contact concerning escrow payment increase. Advised of total amount due, that insurance and taxes had increased and educated about escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286565	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	2/XX/2018	UTD	UTD	Yes	Yes	1/XX/2016	Ongoing dialogue with borrower	The borrower called wanting to confirm if authorization she faxed two weeks ago was receive, advised no. The borrower advised she did not receive her taxes for 2014. I advised a copy can be faxed if authorization is on file. The borrower advised he also requested for 2015 taxes as well.	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called wanting to confirm if authorization she faxed two weeks ago was receive, advised no. The borrower advised she did not receive her taxes for 2014. I advised a copy can be faxed if authorization is on file. The borrower advised he also requested for 2015 taxes as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286569	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Ongoing dialogue with borrower	The borrower requested statement.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower requested statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286570	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Unauthorized third party called to get information about the payment. Agent advised unable to provide information.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	Active	UTD	No	No	No	Limited bankruptcy information provided. Comment on 6/XX/2018 BK Review: Not yet Discharged or Terminated. Cannot remove from BK.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Unauthorized third party called to get information about the payment.  Agent advised unable to provide information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Limited bankruptcy information provided.  Comment on 6/XX/2018 BK Review:  Not yet Discharged or Terminated.  Cannot remove from BK.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286571	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Talk to borrower 2 regarding TAD borrower PTP $1,396.15 online on 5/XX/2018 and rep advised borrower of new payment amount	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Talk to borrower 2 regarding TAD borrower PTP $1,396.15 online on 5/XX/2018 and rep advised borrower of new payment amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286580	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Tenant Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	5/XX/18 - Borrower called to address late fees and property inspection cost, informed borrower that the loan still get those fees even if she pays additional every month to get loan current unless we put them on a RPP
Borrower inquired about late fees and property inspection fees. Servicer advised that fees still accrue until loan is brought current. Servicer offered a repayment plan. Borrower stated already on a payment plan. Servicer advised that plan broke on 04/XX/2018. Borrower stated has 10 days from the due date to make the payment. Servicer set-up a new plan and borrower made a payment on-line.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	Discharged	UTD	UTD	UTD	UTD	No detail provided in comments regarding bankruptcy.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  5/XX/18 - Borrower called to address late fees and property inspection cost, informed borrower that the loan still get those fees even if she pays additional every month to get loan current unless we put them on a RPP
Borrower inquired about late fees and property inspection fees.  Servicer advised that fees still accrue until loan is brought current.  Servicer offered a repayment plan.  Borrower stated already on a payment plan.  Servicer advised that plan broke on 04/XX/2018.  Borrower stated has 10 days from the due date to make the payment. Servicer set-up a new plan and borrower made a payment on-line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No detail provided in comments regarding bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204286581	XXX	Performing	8/XX/2018	8/XX/2018	Unable to Contact Borrower	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	The borrower called in wanting to know why billing statement shows a total amount due of $11,000.00. The agent advised borrower that is the total amount due and not the monthly installment. The borrower wanted to know what the fees were from and the agent advised that they are legal fees. The borrower wanted to know what the monthly installment is and the agent advised $2584.72.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in wanting to know why billing statement shows a total amount due of $11,000.00. The agent advised borrower that is the total amount due and not the monthly installment. The borrower wanted to know what the fees were from and the agent advised that they are legal fees. The borrower wanted to know what the monthly installment is and the agent advised $2584.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204286583	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Outbound collection call requesting payment from borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound collection call requesting payment from borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Executive of the Estate took over payments after the borrower was deceased. The Executive of the Estate obtained a loan modification and the loan is now performing.	Executive of the Estate took over payments after the borrower was deceased. The Executive of the Estate obtained a loan modification and the loan is now performing.
204286585	XXX	MI Active	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called to confirm receipt of authorized from attorney and was advised to resend via fax.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	Active	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to confirm receipt of authorized from attorney and was advised to resend via fax.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2018.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286590	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286593	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	3rd party called about a notice he received on the loan and wanted to know if it was being credit against him rep advised no. He advised will let the borrower now he is past due.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  3rd party called about a notice he received on the loan and wanted to know if it was being credit against him rep advised no. He advised will let the borrower now he is past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286595	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	08/XX/2018 Servicing note states: Pre-Foreclosure State required due diligence calls completed on 08/XX/2018 and 08/XX/2018 a Pre-Foreclosure letter was sent.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  08/XX/2018 Servicing note states: Pre-Foreclosure State required due diligence calls completed on 08/XX/2018 and 08/XX/2018 a Pre-Foreclosure letter was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286599	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	The borrower called to let us know payment will ve made on 02/XX/2018	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to let us know payment will ve made on 02/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286601	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The client processed a payment for the borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The client processed a payment for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204286603	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in to ask about fees on the periodic account statement, discussed issue with borrower.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	UTD	UTD	UTD	UTD	The bankruptcy comments were minimal. The only information was that he bankruptcy was not discharged but affirmed.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to ask about fees on the periodic account statement, discussed issue with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy comments were minimal.  The only information was that he bankruptcy was not discharged but affirmed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286605	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The servicer informed the borrower on 06/XX/2018 that the total amount due is $1,252.46.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer informed the borrower on 06/XX/2018 that the total amount due is $1,252.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX -.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286609	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286614	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	1/XX/2018	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286615	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Tenant Occupied	UTD	Yes	Yes	9/XX/2017	Not attempting to contact the borrower	Borrowers last direct contact was on 9/XX/17. Borrower called in to make a payment and have account access reset due to non use of system.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrowers last direct contact was on 9/XX/17. Borrower called in to make a payment and have account access reset due to non use of system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204286616	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	The borrower made a promise to pay and discussed a repayment plan option.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2018	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a promise to pay and discussed a repayment plan option.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting; stating property was not included in bankruptcy and is making active payments. Servicer updated reporting and issue is resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286617	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Not attempting to contact the borrower	Borrower called wanting to follow up on the modification process	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called wanting to follow up on the modification process
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286620	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	08/XX/2018 Late notice was sent to the Borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  08/XX/2018 Late notice was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286623	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	6/XX/18:Per the commentary the reason for default was listed as casualty loss/natural disaster; however, the notes state no insurance claim was submitted. The servicer was contacted on 04/XX/2018 for a current payoff on the loan as the borrower is attempting to refinance the home. 07/XX/18:borrower called to make payment of $893.15	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  6/XX/18:Per the commentary the reason for default was listed as casualty loss/natural disaster; however, the notes state no insurance claim was submitted.  The  servicer was contacted on 04/XX/2018 for a current payoff on the loan as the borrower is attempting to refinance the home.

07/XX/18:borrower called to make payment of $893.15
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing late charges due to wrong bank account number being used.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286626	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Comments show borrower called to discuss loan status and payments due. No promise to pay taken.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Comments show borrower called to discuss loan status and payments due. No promise to pay taken.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286627	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Delinquent Under Plan	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 04/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286628	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286629	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Comments show borrower called and discussed loan status.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Comments show borrower called and discussed loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286631	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	9/XX/2017	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286632	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Tenant Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Borrower wanted to discuss options. Borrower provided with all options and wanted to apply for a modification. Borrower indicated would get documents online and call back once has chance to complete. could not complete financial review at this time.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower wanted to discuss options.  Borrower provided with all options and wanted to apply for a modification.  Borrower indicated would get documents online and call back once has chance to complete.  could not complete financial review at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204286634	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The last contact with the borrower was on 07/XX/2018. The borrower called in and inquired on total amount due. The agent advised of total amount due and the impact of payments being made timely. The borrower did set up a payment with the agent.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower was on 07/XX/2018. The borrower called in and inquired on total amount due. The agent advised of total amount due and the impact of payments being made timely. The borrower did set up a payment with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286636	XXX	Performing	8/XX/2018	8/XX/2018	Death of Mortgagor	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	3/XX/2017	Not attempting to contact the borrower	The authorized third party (deceased borrower's daughter) inquired about the $99.00 fee on the account. The servicer advised the fees were due to a recent property inspection. The caller did not have any further questions or concerns.	No	Fair	Permanent	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The authorized third party (deceased borrower's daughter) inquired about the $99.00 fee on the account.  The servicer advised the fees were due to a recent property inspection. The caller did not have any further questions or concerns.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204286638	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2015	Not attempting to contact the borrower	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	8/XX/2016	No	Retention	Yes	1	Active	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286639	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower called on 03/XX/2018 stating they were going to make a partial payment, then payment the remaining amount due at the end of the month.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Release from Stay Granted	Chapter 13	Yes	Yes	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called on 03/XX/2018 stating they were going to make a partial payment, then payment the remaining amount due at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 11/XX/2015.  A motion for relief was filed 02/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286640	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286643	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Account inquiry. No promise to pay.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Account inquiry.  No promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286644	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called in to make a payment.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	9/XX/2017	Retention	No	The borrower noted damage on 09/XX/2017 as a result of XXX but did not file a claim. The details of the damage and status of repairs were not provided.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower noted damage on 09/XX/2017 as a result of XXX but did not file a claim.  The details of the damage and status of repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.
204286646	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called in and wanted options to pay loan ahead. Borrower wants to make partial payments, but is not able to per rep.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	UTD	Formal (Written)	6/XX/2018	11/XX/2018	$1,054.36	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and wanted options to pay loan ahead. Borrower wants to make partial payments, but is not able to per rep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286655	XXX	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286664	XXX	Delinquent	8/XX/2018	8/XX/2018	Payment Disputes	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Speedpay taken for $2,845.11 on 7/XX/2018, 8/XX/2018, 9/XX/2018.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Speedpay taken for $2,845.11 on 7/XX/2018, 8/XX/2018, 9/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  Borrower claims to have been making payments monthly and is not delinquent. On 6/XX/2018 Servicer sent a payment history and advised Borrower to submit dispute in writing. Commentary reflects the account became delinquent on 8/XX/2015 due to a payment amount change in July 2015.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Written correspondence received 9/XX/18 pending XXX review/response regarding the referenced missing pmt. AMC Response: No additional information regarding dispute received - no change to exceptions.	09/XX/2018 XXX Response: Written correspondence received 9/XX/18 pending XXX review/response regarding the referenced missing pmt. AMC Response: No additional information regarding dispute received - no change to exceptions.
204286677	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower called on 05/XX/2018 to check on the status of their insurance policy due to the recently changed carriers. The borrower also inquired about removing mortgage insurance.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	UTD	No	No	No	Per the commentary provided the only mention of bankruptcy was on 03/XX/2014 when the borrower was advised to speak with entity who filed the bankruptcy on how to complete the reaffirmation after discharge; no other bankruptcy details were listed.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called on 05/XX/2018 to check on the status of their insurance policy due to the recently changed carriers. The borrower also inquired about removing mortgage insurance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Per commentary 06/XX/2016 borrower received resolution to written dispute and agreed with it as borrower was unaware his rate changed at first of year and had been making the wrong payment each month.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Per the commentary provided the only mention of bankruptcy was on 03/XX/2014 when the borrower was advised to speak with entity who filed the bankruptcy on how to complete the reaffirmation after discharge; no other bankruptcy details were listed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286679	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286687	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower was advised they could track account on website.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was advised they could track account on website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286693	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The last contact with the borrower was on 07/XX/2018. The borrower stated had just arrived at work and needed to get clocked in. Borrower stated would call back after 5pm to set up payment.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower was on 07/XX/2018. The borrower stated had just arrived at work and needed to get clocked in. Borrower stated would call back after 5pm to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286695	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Ongoing dialogue with borrower	08/XX/2018 Bankruptcy Periodic letter was sent.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  08/XX/2018 Bankruptcy Periodic letter was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286704	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	9/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: No comment located after 9/XX/2018. Loan continues to be 60 days past due.	No comment located after 9/XX/2018. Loan continues to be 60 days past due.
204286707	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Not attempting to contact the borrower	An authorized third party (borrower's spouse) called on 08/XX/2017 to confirm the borrower's proof of insurance was received.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  An authorized third party (borrower's spouse) called on 08/XX/2017 to confirm the borrower's proof of insurance was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286708	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286712	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower was on disaster forbearance through 3/XX/2018	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was on disaster forbearance through 3/XX/2018
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called to make payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.
204286713	XXX	Performing	8/XX/2018	9/XX/2018	Business Failure	0	1	6/XX/2018	Owner Occupied	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called to advise servicer of a stop payment on a check due to new banking information. The agent verified new banking information and set up three payments via speed pay effective 4/XX/18, 5/XX/18 and 6/XX/18.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to advise servicer of a stop payment on a check due to new banking information.  The agent verified new banking information and set up three payments via speed pay effective 4/XX/18, 5/XX/18 and 6/XX/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was checking credit due to a refinance and account was still reflecting past due.  The agent advised the borrower to dispute these findings with the credit bureau and the credit bureau would contact the servicer to correct.  There are no further details and no further comments regarding this dispute so appears to be closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204286716	XXX	Delinquent	8/XX/2018	9/XX/2018	Unemployment	30	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower called about hazard claim check to see if received.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	9/XX/2017	Retention	No	Current	Formal (Written)	4/XX/2018	3/XX/2019	$2,645.19	6/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called about hazard claim check to see if received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: As of 5/XX/2018, loan is due for the May 2018 payment. May 2018 payment was made on 6/XX/18. Loan has had consistent rolling 30 day lates since December 2017. Disaster Forbearance 6 month plan due to hurricane	As of 5/XX/2018, loan is due for the May 2018 payment. May 2018 payment was made on 6/XX/18. Loan has had consistent rolling 30 day lates since December 2017. Disaster Forbearance 6 month plan due to hurricane
204286719	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrowers are current but were 60 days delinquent in the past 12 months. Income was impacted by a hurricane however the home was not. Borrower reported only minor fence repairs. Disaster forbearance offered to borrower in 10/2018 but borrower declined.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers are current but were 60 days delinquent in the past 12 months.  Income was impacted by a hurricane however the home was not.  Borrower reported only minor fence repairs. Disaster forbearance offered to borrower in 10/2018 but borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286720	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	2/XX/2017	Ongoing dialogue with borrower	Borrower called to move up payment date to earlier in the month.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called to move up payment date to earlier in the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286721	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	6/XX/2016	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286727	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Customer spouse was point of contact, customer went through two recent RPP's in the last two years and now is current.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	Completed	Informal (Verbal)	2/XX/2018	7/XX/2018	$1,557.02	2/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer spouse was point of contact, customer went through two recent RPP's in the last two years and now is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286740	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	inbound call from borrower inquiring on late fee, loan servicer advised late fee is assessed if payment is made after grace period.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  inbound call from borrower inquiring on late fee, loan servicer advised late fee is assessed if payment is made after grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286746	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called in to find out what would happen if the agreed upon plan was broken and other payment arrangements were made. The client explained that the plan would be broken. The borrower made a payment in the amount of $1180.58, and was offered a 5 month plan with differed fees. The paper work was sent to the borrower.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to find out what would happen if the agreed upon plan was broken and other payment arrangements were made.  The client explained that the plan would be broken. The borrower made a payment in the amount of $1180.58, and was offered a 5 month plan with differed fees. The paper work was sent to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286747	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Commentary states authorized third party called in regarding fee on the account.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Commentary states authorized third party called in regarding fee on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286750	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called to schedule the second repayment plan installment to be paid on 07/XX/2018.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to schedule the second repayment plan installment to be paid on 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286756	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	08/XX/2018 The Servicer ran a skiptrace on the Borrower with the result of "no valid new number".	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  08/XX/2018 The Servicer ran a skiptrace on the Borrower with the result of "no valid new number".
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286764	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower contact in regards to pass due balance and promise to make promise to pay arrangements.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact in regards to pass due balance and promise to make promise to pay arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286766	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	7/XX/2018	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286768	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Borrower on payment plan and called in to schedule last 3 speed payments.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower on payment plan and called in to schedule last 3 speed payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286780	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower stated they would be making a payment through IVR next week after they are paid.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated they would be making a payment through IVR next week after they are paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286783	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Borrower inquired about forbearance terms, modification possibility, and payment options. Forbearance plan ended 4/XX/18, and it does not appear that borrower ever applied for a modification.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/1981	No	Retention	Yes	1	Borrower stated that roof is damaged and that there was an insurance claim as of 9/XX/17 due to disaster. There is no evidence of claim funds being received or the damage repaired.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower inquired about forbearance terms, modification possibility, and payment options.  Forbearance plan ended 4/XX/18, and it does not appear that borrower ever applied for a modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed the property inspection fee that was assessed on the loan on 01/XX/2018.  The borrower was in a disaster forbearance plan and the fee was waived.  A response was sent to the borrower on 04/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Borrower stated that roof is damaged and that there was an insurance claim as of 9/XX/17 due to disaster.  There is no evidence of claim funds being received or the damage repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 07/XX/2011 LOSS TYPE: BRANCH/WEB DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $4,000.00 CLAIM NUMBER: 00010195320 CHECK ISSUED BY: CITIZENS PROP INS CORP QBEF320261 LMADRIGAL 3/XX/2015 8:41:36 AM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 07/XX/2011 LOSS TYPE: BRANCH/WEB DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $4,000.00 CLAIM NUMBER: 00010195320 CHECK ISSUED BY: CITIZENS PROP INS CORP QBEF320261 LMADRIGAL 3/XX/2015 8:41:36 AM Send to hazard claims - is claim being monitored? PLEASE PROVIDE DETAILS IN DAMAGE AND ETA ON COMPLETION AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 07/XX/2011 LOSS TYPE: BRANCH/WEB DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $4,000.00 CLAIM NUMBER: 00010195320 CHECK ISSUED BY: CITIZENS PROP INS CORP QBEF320261 LMADRIGAL 3/XX/2015 8:41:36 AM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 07/XX/2011 LOSS TYPE: BRANCH/WEB DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $4,000.00 CLAIM NUMBER: XXX CHECK ISSUED BY: CITIZENS PROP INS CORP QBEF320261 XXX 3/XX/2015 8:41:36 AM Send to hazard claims - is claim being monitored? PLEASE PROVIDE DETAILS IN DAMAGE AND ETA ON COMPLETION AMC's Response: Servicer Response added to review - no change in exceptions.
204286790	XXX	Delinquent	8/XX/2018	9/XX/2018	Unemployment	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2015	Contact attempts - however unable to contact borrower	Borrower called to set up speedpay request.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower called to set up speedpay request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286793	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to discuss that he'd previously scheduled a payment and wanted the late fee waived.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to discuss that he'd previously scheduled a payment and wanted the late fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 3.0 DQ TAX - COMMENTS INDICATE NO DQ TAX AMC's Response: Exception for delinquent taxes removed - per collection comments taxes are not delinquent.	09/XX/2018 Servicer Response: 3.0 DQ TAX - COMMENTS INDICATE NO DQ TAX AMC's Response: Exception for delinquent taxes removed - per collection comments taxes are not delinquent.
204286794	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower contacted the servicer on 04/XX/2018 to inquire about the escrow account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer on 04/XX/2018 to inquire about the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286797	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower questioning credit history. ***  Request to verify all dates with credit bureau, applicable fields updated, status as of 1//2017 30 days past due with history through 12/2016.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286805	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	Customer discussed payment options and delinquency. Servicer setup payment plan and promise to pay.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Customer discussed payment options and delinquency. Servicer setup payment plan and promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286808	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286812	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286815	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrowers just completed a re-payment plan due to excessive obligations after being discharged from bankruptcy.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	Yes	1	Current	Formal (Written)	6/XX/2018	9/XX/2018	$2,692.17	7/XX/2018	Discharged	Chapter 13	Yes	No	No	Per the comments the borrower had a Chapter 7 bankruptcy XXX filed 10/XX/2011 discharged 02/XX/2012.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrowers just completed a re-payment plan due to excessive obligations after being discharged from bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2012.  Per the comments the borrower had a Chapter 7 bankruptcy #11-32779 filed 10/XX/2011 discharged 02/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286816	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower inquired if they could pay for the November, December, January, February and complete a repayment plan for March. The servicer reviewed the borrower's financial information and advised the account was not eligible for due to a surplus of only $67.00. The borrower chose to bring the account current and declined to set up future installments stating they would pay online. The servicer then unlocked the borrower online account and assisted borrower with access. The servicer also advised the borrower of the payment amount change due to escrow analysis for 03/XX/2018, new payment amount of $757.60. The borrower stated they are using their income tax refund to bring the account back to current.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Completed	Informal (Verbal)	11/XX/2017	4/XX/2018	$2,982.80	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower inquired if they could pay for the November, December, January, February and complete a repayment plan for March. The servicer reviewed the borrower's financial information and advised the account was not eligible for due to a surplus of only $67.00. The borrower chose to bring the account current and declined to set up future installments stating they would pay online. The servicer then unlocked the borrower online account and assisted borrower with access. The servicer also advised the borrower of the payment amount change due to escrow analysis for 03/XX/2018, new payment amount of $757.60. The borrower stated they are using their income tax refund to bring the account back to current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments are not clear on the issue for the credit reporting but in the 36 month review there are 4 instances of CBR dispute.  1 from Transunion, 1 from Experian, and 2 from Equifax.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286818	XXX	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	The borrower made a payment in amount of $951.47.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	6/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payment in amount of $951.47.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286819	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower made payment	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	Current	Informal (Verbal)	2/XX/2018	6/XX/2018	$1,455.82	3/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286822	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The servicer has been in contact with the borrower and they are making payments to bring the mortgage current without the help of Loss Mitigation.	The servicer has been in contact with the borrower and they are making payments to bring the mortgage current without the help of Loss Mitigation.
204286831	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	3rd party Paralegal Company representative XXX called to advised that the bankruptcy has been discharge and to send all mail to the borrower. Per the representative, advised the caller that a formal letter from the Attorney advising to send all mail to the borrower or an Attorney Letter Revocation is required.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  3rd party Paralegal Company representative XXX called to advised that the bankruptcy has been discharge and to send all mail to the borrower. Per the representative, advised the caller that a formal letter from the Attorney advising to send all mail to the borrower or an Attorney Letter Revocation is required.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286833	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	60	1	7/XX/2018	UTD	UTD	Yes	Yes	8/XX/2015	Not attempting to contact the borrower	Per the comments on 8/XX/2015, the borrower was contacted for the past due amount, the borrower indicated the reason for delinquency was due to the borrower's illness. The borrower asked about a HARP program and said that the borrower's attorney indicated the borrower would qualify. The borrower then disclosed a recent bankruptcy filing. The servicer requested the case number, but the line disconnected.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	HARP Mod	8/XX/2015	No	Retention	Yes	1	Discharged	Chapter 13	Yes	No	No	Per the comments, the borrower filed for bankruptcy twice: Chapter 7 was discharged 2/XX/2014. The most recent bankruptcy filing is detailed above. There were not many details on the bankruptcy.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Per the comments on 8/XX/2015, the borrower was contacted for the past due amount, the borrower indicated the reason for delinquency was due to the borrower's illness. The borrower asked about a HARP program and said that the borrower's attorney indicated the borrower would qualify. The borrower then disclosed a recent bankruptcy filing. The servicer requested the case number, but the line disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2015.  Per the comments, the borrower filed for bankruptcy twice: Chapter 7 was discharged 2/XX/2014. The most recent bankruptcy filing is detailed above. There were not many details on the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: As of the 5/XX/18 status date, the last payment made on 5/XX/18 satisfied the 3/XX/2018 payment.	As of the 5/XX/18 status date, the last payment made on 5/XX/18 satisfied the 3/XX/2018 payment.
204286834	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	OWNER OCCUPIED RFC: PAYMENT INQUIRY ADV TAD OF $2551.04 ADV NEXT PMT DUE $804.9 4/XX/2018NO FURTHER QUESTIONS, ADDRESSED CONCERNS, RECAPPED CALL. **WB** BORR STATE SENT IN A CASHIERS CHECK TO THE XXX	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	Chapter 7	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  OWNER  OCCUPIED RFC: PAYMENT INQUIRY  ADV TAD OF  $2551.04 ADV NEXT PMT DUE $804.9  4/XX/2018NO FURTHER QUESTIONS, ADDRESSED            CONCERNS, RECAPPED CALL. **WB** BORR STATE  SENT IN A CASHIERS CHECK TO THE LA CA  LOCKBOX BY PRIORITY MAIL
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286835	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	Only one contact with borrowers during the review period (on 1/XX/17). All other attempts have been unsuccessful. Minimal information was obtained during the January 2017 call. No options discussed, RFD, nor intention. Delinquent notice sent 6/XX/18. Notes in 2013 state RFD was unemployment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Only one contact with borrowers during the review period (on 1/XX/17).  All other attempts have been unsuccessful.  Minimal information was obtained during the January 2017 call.  No options discussed, RFD, nor intention.  Delinquent notice sent 6/XX/18.  Notes in 2013 state RFD was unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Latest note is delinquent letter sent out to customer on 08/XX/2018. Borrower has been rolling 30 days delinquent for the past 6 months.	Latest note is delinquent letter sent out to customer on 08/XX/2018. Borrower has been rolling 30 days delinquent for the past 6 months.
204286836	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower called in and asked about getting payment lower and agent advised can be reviewed for modification assistance and requested borrower response package. The borrower advised that the payment was mailed out for march and wants to set up another payment and authorized agent to process payment in amount of $921.77 and was provided with the payment confirmation number.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and asked about getting payment lower and agent advised can be reviewed for modification assistance and requested borrower response package. The borrower advised that the payment was mailed out for march and wants to set up another payment and authorized agent to process payment in amount of $921.77 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286840	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Business Failure	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated was self-employed, reason for default business failure; borrower wanted to make May installment. Servicer discussed repayment plan; however, borrower declined.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	Yes	Retention	No	Completed	Formal (Written)	10/XX/2017	3/XX/2018	$1,085.29	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated was self-employed, reason for default business failure; borrower wanted to make May installment.  Servicer discussed repayment plan; however, borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286842	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Ongoing dialogue with borrower	Borrower called in with questions about a loan modification letter they received and wanted to apply	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in with questions about a loan modification letter they received and wanted to apply
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286845	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	Poor	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286848	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Borrower made a payment in the amount of $729.26 dated for 02/XX/2018.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower made a payment in the amount of $729.26 dated for 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286852	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called for loan # and Fax# to correspondence team.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Release from Stay Granted	Chapter 13	No	Yes	No	Comments on 10/XX/2016 indicated a proof of claim does not need to be filed as the plan indicates payments will be made directly to the creditor. Comments on 07/XX/2017 indicated relief was granted on 07/XX/2017.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called for loan # and Fax# to correspondence team.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 04/XX/2018, the borrower disputed fees on their account. The borrower did not believe they should have to pay process fees on a bankruptcy loan. The servicer advised the payment fees is governed by the borrower's state and the servicer cannot adjust those fees. On 05/XX/2018, the borrower called to follow up on the dispute. The borrower advised they were disputing property inspection fees. The servicer advised a payment history and escrow information was sent to the borrower's attorney.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 06/XX/2017.  Comments on 10/XX/2016 indicated a proof of claim does not need to be filed as the plan indicates payments will be made directly to the creditor. Comments on 07/XX/2017 indicated relief was granted on 07/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286855	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	UTD	Good	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Per commentary dated for 04-24-2018, contact with borrower to discuss account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Per commentary dated for 04-24-2018, contact with borrower to discuss account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286859	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286861	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower called inquiring how to get rid of late charges.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called inquiring how to get rid of late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286864	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called regarding a statement they received in the mail. Advised the borrower that the statement was generated prior to the most recent payment being made. Borrowers stated that she would make a payment in the amount of $1,500.00 on 8/XX/18. At the time of this review the payment has not posted to the account.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called regarding a statement they received in the mail.  Advised the borrower that the statement was generated prior to the most recent payment being made. Borrowers stated that she would make a payment in the amount of $1,500.00 on 8/XX/18.  At the time of this review the payment has not posted to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286865	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The client processed a payment for the borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The client processed a payment for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286873	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Non-Owner Occupied	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Discuss payment due	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Discuss payment due
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204286876	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286882	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	Borrower called to confirm modification was completed and loan is current, and agent confirmed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to confirm modification was completed and loan is current, and agent confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286887	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to make a promise to pay, will be sending wire in attempt to avoid the credit hit for the month and to bring loan current.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make a promise to pay, will be sending wire in attempt to avoid the credit hit for the month and to bring loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286888	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	The borrower called in reference to a letter saying they are delinquent.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in reference to a letter saying they are delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286892	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Last comment indicates borrower only 10 days deleqent before payment of $1289.65 to bring account current. MI comment in notes dated 6/XX/18 regarding NOI.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	UTD	UTD	No	No	UTD	UTD	No	Retention	No	No	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last comment indicates borrower only 10 days deleqent before payment of $1289.65 to bring account current. MI comment in notes dated 6/XX/18 regarding NOI.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286894	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	outbound call to borrower to collect past due payment,	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  outbound call to borrower to collect past due payment,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286896	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower calling to see where fees came from.	No	Fair	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower calling to see where fees came from.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286897	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	UTD	UTD	Yes	Yes	9/XX/2015	Ongoing dialogue with borrower	On 9/XX/2015 Borrower called to find out the amount of late fees due.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No commentary provides dates for any filings or the file case number.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  On 9/XX/2015 Borrower called to find out the amount of late fees due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No commentary provides dates for any filings or the file case number.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286901	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2015	Not attempting to contact the borrower	Borrower called in to inquiry why payment increased, advised interest rate change. Per commentary servicer received written correspondence from borrower 07/XX/2018 requesting explanation of past due amount, servicer responded 08/XX/2018 with written correspondence that an HHF payment applied to loan in July 2014 and loan has reflected rolling delinquency since 09/XX/2016.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  Borrower called in to inquiry why payment increased, advised interest rate change.  Per commentary servicer received written correspondence from borrower 07/XX/2018 requesting explanation of past due amount, servicer responded 08/XX/2018 with written correspondence that an HHF payment applied to loan in July 2014 and loan has reflected rolling delinquency since 09/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286904	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Rep advised borrower of the new rate and payment amount. Borrower scheduled a payment on the account.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Rep advised borrower of the new rate and payment amount. Borrower scheduled a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286906	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286908	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Contact was made with the borrower and was advised of the total amount due.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	UTD	UTD	No	The commentary states this is a discharged chapter 13 bankruptcy; however, there is not a discharge date listed.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Contact was made with the borrower and was advised of the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary states this is a discharged chapter 13 bankruptcy; however, there is not a discharge date listed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204286910	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286914	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Servicer advised the total amount due is 985.70. Borrower called in to make a payment. Borrower inquired about the interest rate change. Servicer advised the rate is going up to 5.375 and will be fixed at that rate.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer advised the total amount due is 985.70. Borrower called in to make a payment.  Borrower inquired about the interest rate change.  Servicer advised the rate is going up to 5.375 and will be fixed at that rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286920	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in for the total amount due for the April payment. The borrower was advised the amount amount is $1319.43. The borrower indicated having trouble making the payment online, and requested the late fee be waived. The borrower was told the late fee waiver would need to be approved by a manager. The borrower made the payment on 4/XX/18 but declined to set up future payments.	No	Fair	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in for the total amount due for the April payment. The borrower was advised the amount amount is $1319.43. The borrower indicated having trouble making the payment online, and requested the late fee be waived. The borrower was told the late fee waiver would need to be approved by a manager. The borrower made the payment on 4/XX/18 but declined to set up future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286921	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower stated on 6/XX/2018 was transitioning between jobs around February / March of 2018 is the reason the loan was behind, then the payment changed at the time the borrower was trying to bring the loan current. Borrower promised 3 speed payments for 6/XX/2018, 7/XX/2018 and 7/XX/2018.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated on 6/XX/2018 was transitioning between jobs around February / March of 2018 is  the reason the loan was behind, then the payment changed at the time the borrower was trying to bring the loan current. Borrower promised 3 speed payments for 6/XX/2018, 7/XX/2018 and 7/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286922	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower wanted to know how many months they were behind. Advised NOI dated 7/XX/18 expires 8/XX/18 and explained the NOI.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower wanted to know how many months they were behind.  Advised NOI  dated 7/XX/18 expires 8/XX/18 and explained the NOI.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286929	XXX	Performing	8/XX/2018	9/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	On 5/XX/2018 the borrower called about a letter received about payments and the account being invalid, their concerns were addressed.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	No	Retention	Yes	1	Discharged	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower called about a letter received about payments and the account being invalid, their concerns were addressed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286936	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286938	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Agent advised borrower of total amount due in the amount $2663.16 with $2186.62 being due 5-1-2018.Borrower stated that she was unaware of status of loan due to loan being in bankruptcy. Borrower scheduled payment to be processed on 6/XX/2018 in the amount of $476.59 and provided confirmation number. Borrowre stated that she will schedule payment for the month of June by the 16th of June via XXX	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Agent advised borrower of total amount due in the amount $2663.16 with $2186.62 being due 5-1-2018.Borrower stated that she was unaware of status of loan due to loan being in bankruptcy. Borrower scheduled payment to be processed on 6/XX/2018 in the amount of $476.59 and provided confirmation number. Borrowre stated that she will schedule payment for the month of June by the 16th of June via IVR Center.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286942	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	UTD	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	08/XX/2018 A payment was processed through the IVR system in the amount of $1021.11.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  08/XX/2018 A payment was processed through the IVR system in the amount of $1021.11.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had a dispute with credit reporting and filed a complaint with Equifax and the servicer stated the information was inaccurate per the notes on 03/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Dispute responses have been provided to CBR agencies. Responses are available in SCI images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	09/XX/2018 XXX Response: Dispute responses have been provided to CBR agencies. Responses are available in SCI images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.
204286944	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called and stated they are making higher than required payments and expressed concern about their escrow payment. Representative advised Borrower that once loan is current, they can request an escrow surplus review. Borrower authorized payment to be processed 07/XX/2018.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called and stated they are making higher than required payments and expressed concern about their escrow payment. Representative advised Borrower that once loan is current, they can request an escrow surplus review. Borrower authorized payment to be processed 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286945	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: There are no comments noted since last review. Borrower is rolling 30 days delinquency.	There are no comments noted since last review. Borrower is rolling 30 days delinquency.
204286947	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	60	1	7/XX/2018	Owner Occupied	Good	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last spoke to the borrower regarding the delinquent account. Borrower appears to have on going issues making timely payments	No	Poor	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	No	Retention	Yes	1	Discharged	Chapter 7	Yes	No	Borrower states loan was to be reaffirmed but servicer states bk order states not confirmed	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last spoke to the borrower regarding the delinquent account. Borrower appears to have on going issues making timely payments
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing being 4 months delinquent and stated only 2 months late. Appears that due to bankruptcy and modification borrower was inorrect
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 07/XX/2014.  Borrower states loan was to be reaffirmed but servicer states bk order states not confirmed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286949	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called need to move payment due to delay in paycheck, will not get paid till 6/29. Advised of total amount due. Reviewed options, repayment plan not good choice, might need to borrow funds. Advised borrower to call earlier if cannot make payment. Advised of self service and options.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called need to move payment due to delay in paycheck, will not get paid till 6/29. Advised of total amount due. Reviewed options, repayment plan not good choice, might need to borrow funds. Advised borrower to call earlier if cannot make payment. Advised of self service and options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286950	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286952	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower called in response to letter stating missed payment in 2014. Agent review account and advised the payment was missed due to a short payment sent after escrow change. Borrower advised will mail payment.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	UTD	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in response to letter stating missed payment in 2014.  Agent review account and advised the payment was missed due to a short payment sent after escrow change.  Borrower advised will mail payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case numbe rXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Property loss occurred in 2016. Servicer was not a payee on claim check, and servicer has verified check was cashed. Servicer closed claim and property loss tracking on 4/XX/18.	Property loss occurred in 2016. Servicer was not a payee on claim check, and servicer has verified check was cashed. Servicer closed claim and property loss tracking on 4/XX/18.
204286954	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	The borrower called because they received a default letter in error, advised they must've typed in the wrong account number. The borrower made a speed payment at this time.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called because they received a default letter in error, advised they must've typed in the wrong account number. The borrower made a speed payment at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286957	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2015	Contact attempts - however unable to contact borrower	No contact with borrower since November 2015. No loss mitigation attempted. Servicer just took a payment for November. A modification was completed back in November 2012.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  No contact with borrower since November 2015. No loss mitigation attempted. Servicer just took a payment for November. A modification was completed back in November 2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286962	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to make the payment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286963	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Mortgagor	30	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Poor	Permanent	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286965	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The last contact with the borrower was made on 05/XX/2018 to discuss the payment history.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact with the borrower was made on 05/XX/2018 to discuss the payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286966	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204286968	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2016	Contact attempts - however unable to contact borrower	The borrower called the servicer with a payment inquiry and was provided the total amount due. The borrower stated a payment was already made earlier in the day, but wanted to know the remainder needed to bring the loan currnte.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower called the servicer with a payment inquiry and was provided the total amount due. The borrower stated a payment was already made earlier in the day, but wanted to know the remainder needed to bring the loan currnte.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Per commentary dated 09/XX/2014, the borrower obtained a modification 08/XX/2014.	Per commentary dated 09/XX/2014, the borrower obtained a modification 08/XX/2014.
204286982	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	The borrower was contacted on 07/XX/2017 regarding the payment past due. The borrower advised they had unexpected expenses and already setup a payment to draft on the following day.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower was contacted on 07/XX/2017 regarding the payment past due. The borrower advised they had unexpected expenses and already setup a payment to draft on the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204286984	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204286993	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to talk about the interest rate letter he received.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to talk about the interest rate letter he received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy is mentioned in collections notes once however no evidence of a bankruptcy for this borrower.	Bankruptcy is mentioned in collections notes once however no evidence of a bankruptcy for this borrower.
204286997	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2015	Contact attempts - however unable to contact borrower	The borrower advised that the hardship was due to vehicle repair. The payment was rescheduled from 08/XX/2015 to 08/XX/2015.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  The borrower advised that the hardship was due to vehicle repair.  The payment was rescheduled from 08/XX/2015 to 08/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287001	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	On 3/XX/2018 Borrower had a payment inquiry and wanted to know why there was no online access. Servicer advised that records show the borrower has attorney representation. Once written notice of no representation is received , they can access account online.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Active	Chapter 13	Yes	No	No	Also a chapter 7 filed XXX discharged XXX no reaffirmation.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/2018 Borrower had a payment inquiry and wanted to know why there was no online access. Servicer advised that records show the borrower has attorney representation. Once written notice of no representation is received , they can access account online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2017.  Also a chapter 7 filed 6/XX/2015, discharged 10/XX/2015, no reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287010	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Commentary states borrower called in to make a payment on the account.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287017	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 06/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287019	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called to see why he received a letter advising he is past due.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to see why he received a letter advising he is past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287028	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2016	Not attempting to contact the borrower	On 1/XX/2016, the borrower stated that there were excessive obligations due to car repairs. Nothing to note more recent.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  On 1/XX/2016, the borrower stated that there were excessive obligations due to car repairs. Nothing to note more recent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287030	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	08/XX/2018 A Bankruptcy Periodic letter was sent to the Borrower.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 A Bankruptcy Periodic letter was sent to the Borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 10/XX/2017, the borrower stated plans to send in a written request inquiring why the loan was a month.  The customer stated had been advised that did not have to make a payment when filed bankruptcy.  The agent reviewed the payment history which showed the 10/2016 was returned.  The borrower asked for the mailing address for complaints on 04/XX/2018.  However, the dispute appears resolved as no further communication regarding this issue was cited.  A prior payment dispute regarding a missing check was resolved on 12/XX/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287033	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Collection call to the borrower for 04/XX/18 and 05/XX/18 payments. Borrower made a payment of $2,270.00 and the next payment was scheduled for 05/XX/2018.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Completed	Informal (Verbal)	4/XX/2016	9/XX/2016	$237.35	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Collection call to the borrower for 04/XX/18 and 05/XX/18 payments. Borrower made a payment of $2,270.00 and the next payment was scheduled for 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287036	XXX	MI Active	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Filed/Under Plan	Chapter 13	Yes	No	No	The plan was confirmed 09/XX/2013 per commentary dated 07/XX/2014.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 08/XX/2013.  The plan was confirmed 09/XX/2013 per commentary dated 07/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287039	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Spoke with authorized third party (spouse), was calling in to make a payment iao $600.00 advised TAD $1199.71, rfd working slow due to the weather (temporary}. Financials taken, offered a RPP of $858.67 for 4 months and 1 for $679.57, accepted and agreed	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with authorized third party (spouse), was calling in to make a payment iao $600.00 advised TAD $1199.71, rfd working slow due to the weather (temporary}. Financials taken, offered a RPP of $858.67 for 4 months and 1 for $679.57, accepted and agreed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287040	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated her RFD was due to a curtailment of income and a family emergency. He made a promise to cure the delinquency by the end of the month.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated her RFD was due to a curtailment of income and a family emergency. He made a promise to cure the delinquency by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 05/XX/2018 all suspense funds posted. 06/XX/2018 late notice sent out. 06/XX/2018 skip trace ordered.	05/XX/2018 all suspense funds posted. 06/XX/2018 late notice sent out. 06/XX/2018 skip trace ordered.
204287041	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	60	1	9/XX/2018	UTD	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in was advised of the total amount due. They stated they thought that they were being reviewed for a modification, advised them that the loan mod review was closed due to lack of documentation. Borrower stated they had fallen behind due to lack of renters but are at full capacity and should be fine going forward.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in was advised of the total amount due.  They stated they thought that they were being reviewed for a modification, advised them that the loan mod review was closed due to lack of documentation.  Borrower stated they had fallen behind due to lack of renters but are at full capacity and should be fine going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287043	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Per last conversation with borrower, servicer informed borrower of total amount due and advised borrower owing for two plus months plus over $1,000 in late fees, borrower disputes late fees; however, call was disconnected and no other commentary provided. Borrower advised could not pay total amount due, no reason for default listed.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	Last noted on 07/XX/2018. Pending check and adjustor report.	Other Natural Causes	In Process	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Per last conversation with borrower, servicer informed borrower of total amount due and advised borrower owing for two plus months plus over $1,000 in late fees, borrower disputes late fees; however, call was disconnected and no other commentary provided.  Borrower advised could not pay total amount due, no reason for default listed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  Unable to determine if the dispute is resolved and the status indicates No indication servicer ever responded and appears issue still active.  Per last conversation with borrower, servicer informed borrower of total amount due and advised borrower owing for two plus months plus over $1,000 in late fees, borrower disputes late fees; however, call was disconnected and no other commentary provided.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Last noted on 07/XX/2018. Pending check and adjustor report.  The damage repair amount is estimated at $10,001.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The borrower prefers to speak Korean per the comments. Comments form 7/XX/2015 indicate the borrower was disputing that the payment was past due. The borrower was advised to provide bank statements to confirm the payments that had been made to the account. No documentation was ever provided. The comments from 9/XX/17 indicate that a notice of intent could not be sent because the property was in a disaster zone. The 9/XX/17 comments indicate a hazard insurance claim was filed by the borrower for $10,001.00. There is no other information provided, and attempts to contact the borrower are unsuccessful. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WINDSTORM DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: CHO-00031520 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF358914 XXX 9/XX/2017 8:21:55 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WINDSTORM DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: CHO-00031520 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF358914 XXX 9/XX/2017 8:21:55 PM Pending adjuster's report to confirm if under $10k AMC's Response: Servicer Response added to review - no change in exceptions.	The borrower prefers to speak Korean per the comments. Comments form 7/XX/2015 indicate the borrower was disputing that the payment was past due. The borrower was advised to provide bank statements to confirm the payments that had been made to the account. No documentation was ever provided. The comments from 9/XX/17 indicate that a notice of intent could not be sent because the property was in a disaster zone. The 9/XX/17 comments indicate a hazard insurance claim was filed by the borrower for $10,001.00. There is no other information provided, and attempts to contact the borrower are unsuccessful. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WINDSTORM DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: CHO-00031520 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF358914 XXX 9/XX/2017 8:21:55 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WINDSTORM DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF358914 XXX 9/XX/2017 8:21:55 PM Pending adjuster's report to confirm if under $10k AMC's Response: Servicer Response added to review - no change in exceptions.
204287047	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Commentary states borrower called in to check the status of claim check.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in to check the status of claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287048	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Review-9/XX/2018-Notes indicate that Borrower advised that spouse paid the Total Amount Due but didn't know method of payment, how much or when payment was sent. Borrower didn't know why account was due.

Talk to A3P Borrower spouse XXX called to see what is going on with water lien.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Review-9/XX/2018-Notes indicate that Borrower advised that spouse paid the Total Amount Due but didn't know method of payment, how much or when payment was sent. Borrower didn't know why account was due.

Talk to A3P Borrower spouse XXX called to see what is going on with water lien.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287050	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2016	Contact attempts - however unable to contact borrower	The borrower called in to request a 1098 tax form from 2015.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called  in to request a 1098 tax form from 2015.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer responded to Experian dispute. The applicable fields were updated to show loan status as of 04/XX/2016 current/show payment history through 03/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287054	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called about a letter she keeps getting about the NOI expiring rep advised he is on a repayment plan. On 8/XX/2018, the borrower called to make a payment.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called about a letter she keeps getting about the NOI expiring rep advised he is on a repayment plan. On 8/XX/2018, the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287059	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to accept trial and setup payments.	No	Fair	Resolved	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to accept trial and setup payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287062	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called in on 8/XX/18 to make a payment in the amount of $1130.94	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	Affected by Hurricane, no commentary indicated the exact damage or extent there of. Insurance issued check and claim has closed.	Water	Complete	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in on 8/XX/18 to make a payment in the amount of $1130.94
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Affected by Hurricane, no commentary indicated the exact damage or extent there of. Insurance issued check and claim has closed.  Property repair is complete.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $3,000.00 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF340540 OFRIAS 3/XX/2017 8:39:52 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $3,000.00 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF340540 OFRIAS 3/XX/2017 8:39:52 PM No AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $3,000.00 ALT PHONE #1: 7279925942 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF340540 OFRIAS 3/XX/2017 8:39:52 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $3,000.00 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF340540 OFRIAS 3/XX/2017 8:39:52 PM No AMC's Response: Servicer Response added to review - no change in exceptions.
204287078	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287079	XXX	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Notes indicate that borrower called to advise they haven't received their paycheck for the month but should receive it by this friday. Borrower advised they are waiting on invoices from self employed construction business. Borrower advised they are wanting to keep Repayment Plan. Associate contacted borrower on 08/XX/2018 in regards to their payment. Borrower stated for the last few months payments have been scheduled for the end of the month and they would start saving a payment after the plan to get ahead. Comment dated 07/XX/2018 borrower stated they did not get paid last month and scheduled a speed payment for 07/XX/2018.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Notes indicate that borrower called to advise they haven't received their paycheck for the month but should receive it by this friday. Borrower advised they are waiting on invoices from self employed construction business. Borrower advised they are wanting to keep Repayment Plan. Associate contacted borrower on 08/XX/2018 in regards to their payment. Borrower stated for the last few months payments have been scheduled for the end of the month and they would start saving a payment after the plan to get ahead. Comment dated 07/XX/2018 borrower stated they did not get paid last month and scheduled a speed payment for 07/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287083	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in with concerns her payment had been returned, advised the payment was applied and not returned	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in with concerns her payment had been returned, advised the payment was applied and not returned
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287084	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2016	Contact attempts - however unable to contact borrower	Borrower was contacted and they advised they made a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower was contacted and they advised they made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287086	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Ongoing dialogue with borrower	Borrower called in to make a payment $3398.54 to bring account current, borrower had been ill.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in to make a payment $3398.54 to bring account current, borrower had been ill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287092	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	60	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	Representative contacted Borrower regarding payment. Borrower advised they were at work and could not talk.	No	Poor	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Representative contacted Borrower regarding payment. Borrower advised they were at work and could not talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments go through 08/XX/2018. Review covers 06/XX/2018 - 08/XX/2018	Comments go through 08/XX/2018. Review covers 06/XX/2018 - 08/XX/2018
204287097	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	OWNER OCCUPIED RFC: PAYMENT INQUIRY // noticed they receive bankruptcy periodic from May through Aug 2018, but not mention of bk filing	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  OWNER OCCUPIED RFC: PAYMENT INQUIRY  // noticed they receive bankruptcy periodic from May through Aug 2018, but not mention of bk filing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287099	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Agent called borrower to discuss disaster forbearance and borrower declined. Borrower plans to pay the remainder of the balance in April.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Agent called borrower to discuss disaster forbearance and borrower declined.  Borrower plans to pay the remainder of the balance in April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287100	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	60	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower was contacted and a modification was discussed and borrower was notified of what documents would need to be sent in.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower was contacted and a modification was discussed and borrower was notified of what documents would need to be sent in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.
204287102	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2015	Contact attempts - however unable to contact borrower	Authorized 3rd advised that the chapter 13 plan is active and that the borrower intends to keep the property. Authorized third party was advised of post-petition payments showing due for 12/2014 and advised of modification as an option. Authorized third party was advised that, if the borrower would like a modification, to submit a loan work out and then an authorization would be sent to be able to discuss the options with the borrower.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2015	No	Retention	No	Dismissed	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Authorized 3rd advised that the chapter 13 plan is active and that the borrower intends to keep the property. Authorized third party was advised of post-petition payments showing due for 12/2014 and advised of modification as an option. Authorized third party was advised that, if the borrower would like a modification, to submit a loan work out and then an authorization would be sent to be able to discuss the options with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2018.  The proof of claim was filed 11/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287106	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287108	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to complete pay by phone	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to complete pay by phone
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit bureau disputes were received disputing the past due payments.  The account was updated as 30 days delinquent through 03/2018 and a new payment history was uploaded.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 01/XX/2015 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 8/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $1,189.68 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF325646 SWHITE 8/XX/2015 3:47:15 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 01/XX/2015 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 8/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $1,189.68 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF325646 SWHITE 8/XX/2015 3:47:15 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 01/XX/2015 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 8/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $1,189.68 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF325646 XXX 8/XX/2015 3:47:15 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 01/XX/2015 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 8/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $1,189.68 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF325646 SWHITE 8/XX/2015 3:47:15 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.
204287111	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	3/XX/2018	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287114	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower made a payment for 05/XX/2018 and asked that the dispute resolution be re-sent.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment for 05/XX/2018 and asked that the dispute resolution be re-sent.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Review-9/XX/2018-Notes indicate that borrower scheduled to make a payment via the internet for amount of $1437.31 6/XX/2018.

A payment dispute was placed on 05/XX/2018. Payment dispute resolution was re-sent to the borrower on 05/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287118	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower requested an additional 6 month for forbearance plan. Borrower advised will make a payment on 03/XX/2018 in amount of $1897.74.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	Yes	Retention	No	Current	Informal (Verbal)	5/XX/2018	10/XX/2018	$1,769.14	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower requested an additional 6 month for forbearance plan. Borrower advised will make a payment on 03/XX/2018 in amount of $1897.74.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287119	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Other	60	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Ongoing dialogue with borrower	Borrower went on line to make a payment and hit the wrong payment amount of $ 3,137.04,the borrower stated was not trying to make that amount of payment .	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2017	Yes	Retention	Yes	1	Release from Stay Granted	Chapter 13	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower went on line to make a payment and hit the wrong payment amount of $ 3,137.04,the borrower stated was not trying to make that amount  of payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287121	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in but not authorized and needs to fax in authorization before speaking about loan.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	4/XX/2017	Retention	No	Discharged	Chapter 7	No	No	Yes	Comments note that Chapter 7 bankruptcy was re-opened 6/XX/17 and terminated 7/XX/17. Re-opened case for reaffirmation only.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in but not authorized and needs to fax in authorization before speaking about loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2011 and there is evidence of reaffirmation.  Comments note that Chapter 7 bankruptcy was re-opened 6/XX/17 and terminated 7/XX/17. Re-opened case for reaffirmation only.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower made May 2018 payment on 6/XX/18. No reason for default given in comments.	Borrower made May 2018 payment on 6/XX/18. No reason for default given in comments.
204287126	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called in and states they have been in a modification that ends in September and someone has been taking pictures of the home and wants to be sure they are not behind on payments. Servicer advised that if the loan is more than 30 days delinquent they will protect the investment by ensuring occupancy.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	Yes	1	Current	Formal (Written)	2/XX/2018	9/XX/2018	$1,077.28	2/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in and states they have been in a modification that ends in September and someone has been taking pictures of the home and wants to be sure they are not behind on payments.  Servicer advised that if the loan is more than 30 days delinquent they will protect the investment by ensuring occupancy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287127	XXX	Delinquent	8/XX/2018	9/XX/2018	Illness - Family	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to schedule a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287131	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	The borrower called the client with questions about their total amount due.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called the client with questions about their total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287132	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower contact made and payment scheduled. Borrower indicated excessive obligations.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower contact made and payment scheduled. Borrower indicated excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287136	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	Borrower called requesting a new escrow analysis be ran due to new homeowners insurance being provided.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2016	No	Retention	Yes	1	Release from Stay Granted	Chapter 13	UTD	Yes	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called requesting a new escrow analysis be ran due to new homeowners insurance being provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 01/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287141	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Commentary states verbally authorized third party called in regarding the payment increase. Third party was advised of the escrow account information.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Commentary states verbally authorized third party called in regarding the payment increase. Third party was advised of the escrow account information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Commentary states borrower sent in dispute regarding the reinstatement quote received. Borrower will be sending in proof of payments and borrower provided with fax number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287144	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Ongoing dialogue with borrower	The borrower wanted to know if the January payment was received- if it was late, advised it was received on 1/XX/2017 and that was within the grace period.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower wanted to know if the January payment was received- if it was late, advised it was received on 1/XX/2017 and that was within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287145	XXX	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	8/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	Inquiry concerning if authorization sent over. Servicer advised when attorney is representative they become the point of contact for file unless something in writing is sent. Advised authorization not shown in file and provided information to complete.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Inquiry concerning if authorization sent over. Servicer advised when attorney is representative they become the point of contact for file unless something in writing is sent. Advised authorization not shown in file and provided information to complete.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  01/XX/2018 Credit dispute received from borrower and as of 05/XX/2018 servicer responded and stated updated status as of today 05/XX/2018 to current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204287148	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Last contact with borrower was on 07/XX/2018. The borrower stated that the payment for July had already been set up. The agent could see that the payment was pending.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Last contact with borrower was on 07/XX/2018. The borrower stated that the payment for July had already been set up. The agent could see that the payment was pending.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287149	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287152	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower called in due to a payment issue.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	Yes	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in due to a payment issue.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 10/XX/2017, the borrower stated that there is an ongoing issue regarding a payment made back in 2015.  Submitted payment research request for 3 missing payment in 12/2014 to 02/2015.  The customer had sent documents regarding the dispute.  On 10/XX/2017, the agent advised that the payments dated 11/XX/2013 and 01/XX/2014 were returned for insufficient funds.  The payments dated 12/XX/2014. 01/XX/2015 and 02/XX/2015 were applied towards the months of 09/2014 - 11/2014.  A written response was sent on 10/XX/2017 confirming two payments had been returned as NSF and that the loan remained two months delinquent since.  Advised of valid fees assessed as a result.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287154	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Both borrowers are employed. Doing modification to keep loan current. Aware of credit.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Both borrowers are employed. Doing modification to keep loan current.  Aware of credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Both borrowers are employed. Doing modification to keep loan current. Aware of credit.	Both borrowers are employed. Doing modification to keep loan current. Aware of credit.
204287169	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called to make a payment currently on a forbearance plan. Taxes are incorrect due to the $50,000 property exemption. Caught up payments from income tax return.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to make a payment currently on a forbearance plan.  Taxes are incorrect due to the $50,000 property exemption.  Caught up payments from income tax return.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287174	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	7/XX/2018	UTD	UTD	Yes	Yes	12/XX/2016	Not attempting to contact the borrower	The borrower wants information sent in writing about this loan. Online access on XXX and cannot access due to active bk on file. Rep. advised we can provide information on file, but if wants information in writing will need legal to approve it to fax to XXX and can take up to 30 business days for processing. The borrower shares concern and we discuss it.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	No	No	Most bankruptcy details are not evident within comment scope. Borrower is on payment plan thru bankruptcy, so it is likely chapter 13.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower wants information sent in writing about this loan. Online access on XXX and cannot access due to active bk on file. Rep. advised we can provide information on file, but if wants information in writing will need legal to approve it to fax to 8773717799 and can take up to 30 business days for processing. The borrower shares concern and we discuss it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Most bankruptcy details are not evident within comment scope.  Borrower is on payment plan thru bankruptcy, so it is likely chapter 13.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287175	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287199	XXX	Gap Material Received	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	Outbound for payment of past due balance. Advised loan past due for a year. Borrower stated shouldn't be behind, on phone with boss and not a good time to talk.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Outbound for payment of past due balance. Advised loan past due for a year. Borrower stated shouldn't be behind, on phone with boss and not a good time to talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: .	.
204287205	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Not attempting to contact the borrower	per the comments on 7/XX/17, the borrower called in to make the August 2017 payment. The borrower was informed that this would stop the August ACH draft. The borrower was informed that the payment would need to be made on the website since a debit card was being used for the payment, and was not able to be made over the phone. The borrower indicated they would go to the website to make the payment.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Retention	No	comments on 12/XX/17 indicate the borrower has filed 1 bankruptcy, but no other details are provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  per the comments on 7/XX/17, the borrower called in to make the August 2017 payment. The borrower was informed that this would stop the August ACH draft. The borrower was informed that the payment would need to be made on the website since a debit card was being used for the payment, and was not able to be made over the phone. The borrower indicated they would go to the website to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  comments on 12/XX/17 indicate the borrower has filed 1 bankruptcy, but no other details are provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Per the comments, a credit dispute was received through the ACDV system. The servicer reported that all information that was reported was accurate. There was no borrower statement provided with the dispute. The comments on 12/XX/17 indicate there was a bankruptcy filed, but it doesn't provide any further documentation, there is no file number, filing date, or information on what Chapter was filed. Collection comments indicate the property is owner occupied, and comments on 12/XX/17 indicate the borrower's wish to retain the property. Comments from 11/XX/2016 indicated the borrower's spouse was unemployed at that time, it is unclear if the spouse is also on the loan.	Per the comments, a credit dispute was received through the ACDV system. The servicer reported that all information that was reported was accurate. There was no borrower statement provided with the dispute. The comments on 12/XX/17 indicate there was a bankruptcy filed, but it doesn't provide any further documentation, there is no file number, filing date, or information on what Chapter was filed. Collection comments indicate the property is owner occupied, and comments on 12/XX/17 indicate the borrower's wish to retain the property. Comments from 11/XX/2016 indicated the borrower's spouse was unemployed at that time, it is unclear if the spouse is also on the loan.
204287212	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower inquired about the modification process and inquired about getting payments and interest lowered.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower inquired about the modification process and inquired about getting payments and interest lowered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287213	XXX	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Ongoing dialogue with borrower	The borrower was contacted to discuss payment arrangements. They stated they could make a payment by the end of the month and post dated a payment with the representative.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower was contacted to discuss payment arrangements. They stated they could make a payment by the end of the month and post dated a payment with the representative.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287215	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower logged on to website, updated email address, and authorized payment of $830.80 that was due for 7/XX/2018.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower logged on to website, updated email address, and authorized payment of $830.80 that was due for 7/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287219	XXX	Gap Material Received	Performing	8/XX/2018	5/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower was contacted and stated the payment is in the mail. The call was then disconnected.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted and stated the payment is in the mail.  The call was then disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287223	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to see if the April payment was made rep advised nothing was received, set up speedpay of $1,044.06 for 05/XX/2018.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to see if the April payment was made rep advised nothing was received, set up speedpay of $1,044.06 for 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287231	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to get assistance with online account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to get assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287234	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Commentary states borrower called in to make a payment on the account.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287237	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower called in to make a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	9/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287242	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Not attempting to contact the borrower	Borrower stated payment is set up via bill-pay to be drafted 04/XX/2017.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower stated payment is set up via bill-pay to be drafted 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287248	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Inbound call from borrower to discuss payment information and details about monthly payment amount.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	3/XX/2018	Retention	No	Discharged	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Inbound call from borrower to discuss payment information and details about monthly payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287253	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	60	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower stated hardship is over and wanted to work out something to bring the loan current. Borrower was advised of a 7 month repayment plan with a down payment of $922.64 and borrower agreed.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated hardship is over and wanted to work out something to bring the loan current.  Borrower was advised of a 7 month repayment plan with a down payment of $922.64 and borrower agreed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287255	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Based on notes, a modification was done with the previous servicer on 9/XX/2012	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Based on notes, a modification was done with the previous servicer on 9/XX/2012
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204287256	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287269	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called because they were locked out of the website.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called because they were locked out of the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287275	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in regards to funds begin misapplied.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in regards to funds begin misapplied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287277	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Borrower contact in regards to pass due balance.	No	Poor	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower contact in regards to pass due balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287285	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to discuss refinance options.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to discuss refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287297	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Spoke with borrower, advised can make a payment today and expecting a tax refund to bring the loan current	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower, advised can make a payment today and expecting a tax refund to bring the loan current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287298	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Customer called in to set up payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer called in to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287300	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Last contact with the borrower was on 06/XX/2018. The borrower called in due to receiving a statement and wanted to inquire about total amount due. Borrower stated that since bankruptcy has been discharged, the borrower has been making payments on time. The agent advised the borrower that there was still outstanding monies owed for June and a full payment for July. The borrower stated that would be making the payment before July 1, 2018.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last contact with the borrower was on 06/XX/2018. The borrower called in due to receiving a statement and wanted to inquire about total amount due. Borrower stated that since bankruptcy has been discharged, the borrower has been making payments on time. The agent advised the borrower that there was still outstanding monies owed for June and a full payment for July. The borrower stated that would be making the payment before July 1, 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287302	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	The borrower promised to pay $1,225.34 online on 03/XX/2017.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower promised to pay $1,225.34 online on 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287309	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called about the 1098 form and wanted to know why the insurance amount did not reflect.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called about the 1098 form and wanted to know why the insurance amount did not reflect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287311	XXX	Delinquent	8/XX/2018	8/XX/2018	Inability to Rent Property	30	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Contact on 05/XX/2018, borrower stated that the tenants renting the property lost their job. Also, they mentioned that the tenant is back to work now but 1 month behind on rent payments.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Contact on 05/XX/2018, borrower stated that the tenants renting the property lost their job. Also, they mentioned that the tenant is back to work now but 1 month behind on rent payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287312	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Ongoing dialogue with borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287319	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	inbound call from borrower to request what borrower maturity date was. Advised borrower maturity date was 02/2050. Loan servicer also advised payment was due, borrower advised wife will call in to make payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  inbound call from borrower to request what borrower maturity date was. Advised borrower maturity date was 02/2050. Loan servicer also advised payment was due, borrower advised wife will call in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287320	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in to check modification status. Stated a person called from XXX and stated had to meet at property but did not show up. Advised nothing stating a home visit and should ask for full identification, then verify with XXX that the person actually works there.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to check modification status. Stated a person called from XXX and stated had to meet at property but did not show up. Advised nothing stating a home visit and should ask for full identification, then verify with XXX that the person actually works there.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287322	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Tenant Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	The borrower called in with questions regarding a refinance.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in with questions regarding a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204287324	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The servicer informed the borrower on 06/XX/2018 of the total amount due.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer informed the borrower on 06/XX/2018 of the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287325	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Borrower called and stated he will make payment 10/XX/2017. Servicer advised of increase in payment due to escrow analysis.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called and stated he will make payment 10/XX/2017. Servicer advised of increase in payment due to escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287326	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287328	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called regarding modification documents.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called regarding modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287330	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2016	Contact attempts - however unable to contact borrower	Borrower called to see why the servicer keeps calling. Servicer advised the last contact was over 90 days ago. Servicer advised of the total amount due in the amount of $1190.88. Borrower stated will be making the payment before the end of the grace period. Borrower gets paid on the 10th. Servicer advised the payment is due on the 1st with a 15 day grace period. Late fees are added on at that time. As long as the payment is made withing the month it is due there will be no negative credit reporting.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower called to see why the servicer keeps calling.  Servicer advised the last contact was over 90 days ago.  Servicer advised of the total amount due in the amount of $1190.88.  Borrower stated will be making the payment before the end of the grace period.  Borrower gets paid on the 10th.  Servicer advised the payment is due on the 1st with a 15 day grace period.  Late fees are added on at that time.  As long as the payment is made withing the month it is due there will be no negative credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287332	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287349	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower called for the details of the loan. Servicer advised $22,380.28 of interest and $5912.70 due to taxes.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	Wind damages incurred on 03/XX/2018 per comments on 05/XX/2018. On 05/XX/2018, the borrower advised they received a letter indicating the insurance company issued a check in the amount of $9806.96. The claim is pending.	Wind	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called for the details of the loan. Servicer advised $22,380.28 of interest and $5912.70 due to taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Wind damages incurred on 03/XX/2018 per comments on 05/XX/2018. On 05/XX/2018, the borrower advised they received a letter indicating the insurance company issued a check in the amount of $9806.96. The claim is pending.  The damage repair amount is estimated at $9,806.96.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $20,062.60 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF368396 TADAMS 5/XX/2018 3:02:02 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $20,062.60 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF368396 TADAMS 5/XX/2018 3:02:02 PM Partially AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $20,062.60 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF368396 TADAMS 5/XX/2018 3:02:02 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $20,062.60 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF368396 TADAMS 5/XX/2018 3:02:02 PM Partially AMC's Response: Servicer Response added to review - no change in exceptions.
204287352	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	8/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $2210.00 on 8/XX/2017.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  8/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $2210.00 on 8/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287355	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	Excellent	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called in 6/XX/2018 to ask about when the next payment was due.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in 6/XX/2018 to ask about when the next payment was due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287360	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrowers last contact was on 03/XX/18 and the servicing agent inquired about options to bring account current and the call was disconnected.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrowers last contact was on 03/XX/18 and the servicing agent inquired about options to bring account current and the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287361	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Borrower called to make payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287362	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287373	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Family Member	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower inquired about status of loan due to receiving paperwork stating loan behind. Borrower stated made payment and servicer informed borrower they were behind from before. Borrower stated they were not aware and asked to set up payments.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower inquired about status of loan due to receiving paperwork stating loan behind. Borrower stated made payment and servicer informed borrower they were behind from before. Borrower stated they were not aware and asked to set up payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287383	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2016	Contact attempts - however unable to contact borrower	The last contact with the borrower was on 03/XX/2016 to discuss reason for delinquency.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The last contact with the borrower was on 03/XX/2016 to discuss reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287386	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Notes indicate that borrower is on unemployment and received it late, they called to schedule a SpeedPay payment for $1262.71 on 4/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Notes indicate that borrower is on unemployment and received it late, they called to schedule a SpeedPay payment for $1262.71 on 4/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287388	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Talk to borrower PTP $760.22 today by mail RFD illness borrower states hasn't worked in 2 1/2 years has rental properties that is how he has income.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Talk to borrower PTP $760.22 today by mail RFD illness borrower states hasn't worked in 2 1/2 years has rental properties that is how he has income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287390	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	5/XX/2018 - TT: CUST2 OB MM GIVEN RFC: COLLECTION CALL RFD: NOT APPLICABLE ADV TAD OF XXX CALLED CUST2 AND SHE STATED SHE IS NOT SURE IF SHE CAN PAY ONLINE BY THE 16TH, AND MIGHT BE BY THE 30TH, FOR MAY'S PAYMENT AND I ASK IF SHE COULD SPEAK WITH ME FOR ABOUT 10 MINUTES, AND SHE STATED NO, AND THAT SHE WAS AT WORK, THEN CALL DISC.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  5/XX/2018 - TT: CUST2  OB MM GIVEN  RFC: COLLECTION  CALL RFD: NOT APPLICABLE  ADV TAD OF               $1764.67973-289-6639 CALLED CUST2 AND SHE  STATED SHE IS NOT SURE IF SHE CAN PAY  ONLINE BY THE 16TH, AND MIGHT BE BY THE            30TH,  FOR MAY'S PAYMENT AND I ASK IF SHE COULD SPEAK WITH ME FOR ABOUT 10 MINUTES,  AND SHE STATED NO, AND THAT SHE WAS AT             WORK, THEN CALL DISC.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287393	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	7/XX/2016	Yes	12/XX/2017	Not attempting to contact the borrower	The borrower scheduled two payments.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower scheduled two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287396	XXX	Delinquent	8/XX/2018	9/XX/2018	Other	30	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower indicated the reason for delinquency is because they have a check they are waiting on from a previous job that has been delayed for over a year and borrower is working with a representative in DC to try to resolve the matter. Borrower does not make enough in regular income to make additional payment(s).	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower indicated the reason for delinquency is because they have a check they are waiting on from a previous job that has been delayed for over a year and borrower is working with a representative in DC to try to resolve the matter.  Borrower does not make enough in regular income to make additional payment(s).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287397	XXX	Gap Material Received	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower stated she scheduled a payment on 05/XX/2018 and was advised that it covered April payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated she scheduled a payment on 05/XX/2018 and was advised that it covered April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287399	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	9/XX/2018	Owner Occupied	Good	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called to get information about XXX. The servicer provided the borrower with information on making the payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	On 07/XX/2018, the borrower advised they filed an insurance claim for flood damages incurred on 07/XX/2018. The damages were not disaster related. The borrower stated they believed the claim would be under $10,000.00. An adjuster's report is needed to provide the loss amount. As of the end of the review period, there is no evidence a claim check was received or that the repairs were completed.	Flood	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to get information about XXX. The servicer provided the borrower with information on making the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  On 07/XX/2018, the borrower advised they filed an insurance claim for flood damages incurred on 07/XX/2018. The damages were not disaster related. The borrower stated they believed the claim would be under $10,000.00. An adjuster's report is needed to provide the loss amount. As of the end of the review period, there is no evidence a claim check was received or that the repairs were completed.  Property repairs have not started.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287400	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	The borrower called and stated that the payments have been arriving after the due date on the payment plan she has. Advised the borrower of the payment options. She stated she is paid on the 15th of the month. I advised the borrower we will need the funds before the 20th of each month to avoid the plan from failing.	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called and stated that the payments have been arriving after the due date on the payment plan she has. Advised the borrower of the payment options. She stated she is paid on the 15th of the month. I advised the borrower we will need the funds before the 20th of each month to avoid the plan from failing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287402	XXX	Gap Material Received	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Ongoing dialogue with borrower	The borrower was advised of total amount due and stated reason for default as business failure.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower was advised of total amount due and stated reason for default as business failure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287410	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Ongoing dialogue with borrower	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287411	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	Borrower called to see if there is a payment set up on the account.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to see if there is a payment set up on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287414	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Borrower stated will make an online payment as we can not speak to the borrower without Attorney consent.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	No	No	N/A	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated will make an online payment as we can not speak to the borrower without Attorney consent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287432	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	2/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Customer contact on 2/XX/2018 was to advise borrower still due for the 02/2018 payment and to attempt to set up payment. Borrower stated would call back and set up payment prior to month end.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Customer contact on 2/XX/2018 was to advise borrower still due for the 02/2018 payment and to attempt to set up payment. Borrower stated would call back and set up payment prior to month end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287441	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to bring loan to current status in the next couple of months. Advised Borrower total amount due and will have the repayment plan removed. Discussed benefits of registering on XXX. Processed payment of $4286.33 on 07/XX/2018. Emailed C. Morton to remove repayment plan.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to bring loan to current status in the next couple of months. Advised Borrower total amount due and will have the repayment plan removed. Discussed benefits of registering on XXX. Processed payment of $4286.33 on 07/XX/2018. Emailed C. Morton to remove repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The loan was modified outside of the review period.	The loan was modified outside of the review period.
204287453	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2018	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287454	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	60	1	6/XX/2018	Vacant	5/XX/2015	UTD	Yes	Yes	8/XX/2015	Contact attempts - however unable to contact borrower	Borrower called to make a payment. Rep advised of when the payment changed.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Borrower called to make a payment. Rep advised of when the payment changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no new update	no new update
204287455	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	The borrower called for a password reset on the account and the agent advised the borrower to use the "forgot password feature". The agent then advised the borrower of the total amount delinquent, the grace period and negative credit reporting.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called for a password reset on the account and the agent advised the borrower to use the "forgot password feature".  The agent then advised the borrower of the total amount delinquent, the grace period and negative credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287456	XXX	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in to get his banking information updated. The servicer advised the next payment processed date is 04/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to get his banking information updated. The servicer advised the next payment processed date is 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287457	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	The borrower called in regarding the forbearance agreement due to the natural disaster. The account is protected by the forbearance beginning 11/XX/2017.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in regarding the forbearance agreement due to the natural disaster.  The account is protected by the forbearance beginning 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.
204287458	XXX	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower scheduled a payment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287462	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower called to schedule a payment.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287468	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower verified no longer represented by bankruptcy attorney. Comment bankruptcy discharged per Aacer, but no date.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower verified no longer represented by bankruptcy attorney. Comment bankruptcy discharged per Aacer, but no date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287472	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287474	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called to make a payment and bring account current. The borrower advised that the reason for delinquency was a delay in the spouse's pay check. The agent set up a speed payment in the amount of $2229.57 effective 5/XX/18 and advised borrower that they will have ACH moving forward and how to change it if needed. The agent asked about the wildfires and the borrower advised they were unaffected.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make a payment and bring account current.  The borrower advised that the reason for delinquency was a delay in the spouse's pay check.  The agent set up a speed payment in the amount of $2229.57 effective 5/XX/18 and advised borrower that they will have ACH moving forward and how to change it if needed.  The agent asked about the wildfires and the borrower advised they were unaffected.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  5/XX/2018: The borrower called about payments that were already made and stated they will be contacting the Better Business Bureau and Real Estate Board to file compliants due to the issue being on-going since June. The borrower stated was told by servicer that they were having issues with payment service.  The borrower stated that a payment was made for that month the day before.  The agent advised of NOI expiring 8/XX/15 and borrower asked about changes in monthly payments.  The agent advised that the change was due to changes in escrow payments.  The borrower was disputing the servicer's receipt of several payments and the agent advised the borrower that several payments were returned for insufficient funds.  The agent went over the payment history in detail and the borrower acknowledged.  The borrower then stated that they were laid off in July and now working part time and wanted to remove PMI.  The agent advised the borrower to submit a request in writing to remove.  The agent took financial information.  The agent offered to take a speed payment and borrower declined.
07/XX/2018: Called to make a payment, several NSF will have to pay via WU.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due wildfires and mudslides noted on 03/XX/2018. No damage was reported.	The property is located in a FEMA declared disaster area due wildfires and mudslides noted on 03/XX/2018. No damage was reported.
204287475	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Curtailment of Income	Bankruptcy	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	The last contact was made on 7/XX/2018, in which the borrower inquired about the mailing address.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	Yes	1	Performing Under Plan	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact was made on 7/XX/2018, in which the borrower inquired about the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287476	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Spoke with borrower, customer was calling to make a payment, advised had short term excessive obligations due to car repairs of $1000	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower, customer was calling to make a payment, advised had short term excessive obligations due to car repairs of $1000
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287483	XXX	Delinquent	8/XX/2018	8/XX/2018	Fraud	30	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	12/XX/2016	Contact attempts - however unable to contact borrower	Borrower returned call 12/XX/2016 to discuss making past due payments.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower returned call 12/XX/2016 to discuss making past due payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is fraud.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287488	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Deed In Lieu	4/XX/2018	UTD	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287489	XXX	MI Active	Payment History Review Only	8/XX/2018	8/XX/2018	Illness - Family	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	Yes	1	UTD	No	LOAN STATUS: The current loan status is Payment History Review Only.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287496	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2015	Contact attempts - however unable to contact borrower	Authorized 3rd party asked about the HAMP incentive program. Agent went over the details and the call ended.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Authorized 3rd party asked about the HAMP incentive program. Agent went over the details and the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: attempt made to reach borrower.	attempt made to reach borrower.
204287499	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called in to make payment for 06/2018 in the amount of $782.55. called in to discuss status of account, and wanted to get reaffirmation on the house.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	UTD	UTD	UTD	No other information provided in notes.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make payment for 06/2018 in the amount of $782.55.
called in to discuss status of account, and wanted to get reaffirmation on the house.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No other information provided in notes.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287500	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	Good	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Commentary states borrower called in regarding a letter received. Borrower was advised of the status of the account and next payment due.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in regarding a letter received. Borrower was advised of the status of the account and next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287502	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Not attempting to contact the borrower	The borrower stated that the reason he got behind is because he attempted to refinance and the company told him to miss a payment. The borrower wanted to make an additional $50.00 per month until loan was current. The borrower was offered to be reviewed for a repayment plan. The borrower stated that he would have his spouse call back to make a payment or would go online.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower stated that the reason he got behind is because he attempted to refinance and the company told him to miss a payment. The borrower wanted to make an additional $50.00 per month until loan was current. The borrower was offered to be reviewed for a repayment plan. The borrower stated that he would have his spouse call back to make a payment or would go online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287503	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2016	Contact attempts - however unable to contact borrower	Borrower called to discuss liquidation options and requested a copy of his 1098 form	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower called to discuss liquidation options and requested a copy of his 1098 form
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287504	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Authorized third party stated that the attorney no longer represents the borrower. Borrower got on the line and was advised that once the discharge review is completed, they would be able to use the online site again and that credit reporting would continue. Borrower was advised that the discharge review would take 30 to 45 business days to complete. Borrower requested the suspense funds to be applied to April's payment.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Authorized third party stated that the attorney no longer represents the borrower. Borrower got on the line and was advised that once the discharge review is completed, they would be able to use the online site again and that credit reporting would continue. Borrower was advised that the discharge review would take 30 to 45 business days to complete. Borrower requested the suspense funds to be applied to April's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287506	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower called to make a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287507	XXX	Performing	8/XX/2018	9/XX/2018	N/A	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	The borrower called regarding a letter received about the January payment. The borrower was advised the the notice went out before the payment was received. The borrower was also advised the payment was increasing due to an increase in the hazard insurance premium.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called regarding a letter received about the January payment.  The borrower was advised the the notice went out before the payment was received.  The borrower was also advised the payment was increasing due to an increase in the hazard insurance premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287508	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower stated they have been sending in an additional amount to go towards fees but it has not been applied.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated they have been sending in an additional amount to go towards fees but it has not been applied.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  On 12/XX/2017 Borrower disputing $1338.87 in legal and property inspection fees, $100 in bad check fees, and $10 late charge. Sevicer advised the fees are valid and given fax number to submit the dispute in writing. On 2/XX/2018 and 2/XX/2018 Borrower again questioned the fees and stated they were contesting the fees. On 6/XX/2018 Borrower asked why the extra money they were paying was not being applied to the fees and Servicer was sending a payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Borrower was advised extra funds were being remitted to fees. See 6/08 comments AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	09/XX/2018 XXX Response: Borrower was advised extra funds were being remitted to fees. See 6/08 comments AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.
204287512	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	UTD	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Borrower called to schedule payment as the automated system was giving a different than what they wanted to pay. Comment dated 04/XX/2017 borrower stated they received a letter and wanted to know what it is about. Associate advised letter is referencing a lien on the property and payments need to continue if they want to stay in the home.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to schedule payment as the automated system was giving a different than what they wanted to pay. Comment dated 04/XX/2017 borrower stated they received a letter and wanted to know what it is about. Associate advised letter is referencing a lien on the property and payments need to continue if they want to stay in the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287517	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	On 5/XX/2018, the borrower stated reason for default was illness of principal borrower. Continued to say that the principal borrower has had ongoing medical issues and does not have extra medical expenses and does not have insurance. The co-borrower is the only one working.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018, the borrower stated reason for default was illness of principal borrower.  Continued to say that the principal borrower has had ongoing medical issues and does not have extra medical expenses and does not have insurance.  The co-borrower is the only one working.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287520	XXX	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Filed/Under Plan	Chapter 13	No	No	The chapter 13 plan was confirmed on 06/XX/2014.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  The chapter 13 plan was confirmed on 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287524	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	Good	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called about a periodic account notice from 8/20. representative couldn't discuss due dates borr. disconnected call	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called about a periodic account notice from 8/20. representative couldn't discuss due dates borr. disconnected call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287534	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2016	Ongoing dialogue with borrower	Borrower processed a payment of $874.07.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2016	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower processed a payment of $874.07.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287536	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	The borrower stated they sent a payment in the mail and they should receive it shortly.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower stated they sent a payment in the mail and they should receive it shortly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update, attempt to contact borrower.	no update, attempt to contact borrower.
204287539	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower called in to make payments for April and May as April payment had been returned NSF. Borrower stated on 05/XX/2018 the was unaware April payment had been returned. Borrower was impacted by disaster due to loss of income, but stated no property damage.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make payments for April and May as April payment had been returned NSF.  Borrower stated on 05/XX/2018 the was unaware April payment had been returned.  Borrower was impacted by disaster due to loss of income, but stated no property damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Loan modified prior to servicing review.

9/XX/2018 Servicer's Response:Property is not in an impacted disaster area and there is no indication of property damage.
AMC's Response: Confirmed no damage and not in a disaster area, exception removed.	Loan modified prior to servicing review.

9/XX/2018 Servicer's Response:Property is not in an impacted disaster area and there is no indication of property damage.
AMC's Response: Confirmed no damage and not in a disaster area, exception removed.
204287540	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Called borrower, informed borrower for reason for call, trying to secure July payment , not able to secure full July payment , it was less for $25.59 than original payment, secured payment for August and September.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Called borrower, informed borrower for reason for call, trying to secure July payment , not able to secure full July payment , it was less for $25.59 than original payment, secured payment for August and September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287542	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The authorized third party contacted servicer to confirm the payment made in the amount of $1308.40 was received and posted for 06/152018. The servicer advised the payment was received and posted to the account. No further questions or concerns.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	3/XX/2018	Retention	Yes	1	Completed	Formal (Written)	11/XX/2017	4/XX/2018	$2,616.80	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The authorized third party contacted servicer to confirm the payment made in the amount of $1308.40 was received and posted for 06/152018. The servicer advised the payment was received and posted to the account. No further questions or concerns.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  RFD: Payment dispute, advised total amount due. Dispute was resolved on the day of the borrower's complaint.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287544	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower contact. Called in regards to payment scheduled for 5/XX/2018.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact. Called in regards to payment scheduled for 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287546	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The last contact with the borrower was made on 06/XX/2018 to process a payment. A payoff letter was generated on 04/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact with the borrower was  made on 06/XX/2018 to process a payment.  A payoff letter was generated on 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287547	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower called to have statement sent to them. However representative told borrower must have account reaffirmed via attorney prior to any communication.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to have statement sent to them. However representative told borrower must have account reaffirmed via attorney prior to any communication.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287553	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	A non authorized third party called to make a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  A non authorized third party called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287554	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	At last contact, the borrower stated they intend to keep the property and will reinstate the account by April 2018. A reason for the default was not provided.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2016	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  At last contact, the borrower stated they intend to keep the property and will reinstate the account by April 2018.  A reason for the default was not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287556	XXX	Performing	8/XX/2018	8/XX/2018	Payment Adjustments	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower was advised that documents were sent to the borrower being past due since 03/2017.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was advised that documents were sent to the borrower being past due since 03/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287557	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower stated that was confused about account made 2 payments but not showing. Reason for falling behind on loan due to forgetting about rate change	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	6/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated that was confused about account made 2 payments but not showing. Reason for falling behind on loan due to forgetting about rate change
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Notes only through 07/XX/2018	Notes only through 07/XX/2018
204287559	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2016	Contact attempts - however unable to contact borrower	Talk to borrower about money gram payment she sent that was sent back and she states to call back on 8/XX/2016 about funds returned and PTP $5,447.46 by phone on 8/XX/2016.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Talk to borrower about money gram payment she sent that was sent back and she states to call back on 8/XX/2016 about funds returned and PTP $5,447.46 by phone on 8/XX/2016.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287561	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Borrower calleed in to request FB/Natural disaster assistance then states no assistance needed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HARP Mod	10/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower calleed in to request FB/Natural disaster assistance then states no assistance needed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  6/XX/2015 Payment dispute due to bank states no payment has been returned
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 09/XX/2018 Servicer's Response: Property is not in an impacted disaster area and there is no indication of property damage.
AMC's Response: Confirmed no damage and not in a disaster area, exception removed.	09/XX/2018 Servicer's Response: Property is not in an impacted disaster area and there is no indication of property damage.
AMC's Response: Confirmed no damage and not in a disaster area, exception removed.
204287562	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower authorized a payment in the amount of $2236.14; effective 05/XX/2018. The borrower stated that he is out of the country; daughter and son- in- law lives in the home. The servicer advised of both a repayment plan and modification. The servicer went over their financial information and determined a repayment plan was not an option, and the borrower declined a modification review.
UPDATE: AUTH 3RD PARTY ( DAUGHTER) CALLED REGARDING MAKING A PAYMENT	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	Discharged	Chapter 13	No	No	Yes	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower authorized a payment in the amount of $2236.14; effective 05/XX/2018. The borrower stated that he is out of the country; daughter and son- in- law lives in the home. The servicer advised of both a repayment plan and modification. The servicer went over their financial information and determined a repayment plan was not an option, and the borrower declined a modification review.
UPDATE: AUTH 3RD PARTY ( DAUGHTER)  CALLED REGARDING MAKING A PAYMENT
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287565	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	Borrower concerned about payment increase, advised interest rate and escrow increased	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower concerned about payment increase, advised interest rate and escrow increased
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Repairs were completed and claim was closed as noted on 11/XX/2017.	Repairs were completed and claim was closed as noted on 11/XX/2017.
204287569	XXX	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower made payment	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower made payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower had a payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287571	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower asked about the deferred balance and stated that they are no longer represented by the bankruptcy attorney.	No	Good	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	No	No	No	The bankruptcy was terminated on 01/XX/2018.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower asked about the deferred balance and stated that they are no longer represented by the bankruptcy attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  The bankruptcy was terminated on 01/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287573	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower stated is not behind on payment. Advised borrower of $1,675.00 borrower stated has been trying to resolve this issues with a payment. Commentary states the the call unexpectedly dropped.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated is not behind on payment. Advised borrower of $1,675.00 borrower stated has been trying to resolve this issues with a payment. Commentary states the the call unexpectedly dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower STATED THAT DON'T SPEAK ENGLISH WELL AND NEED SOMEONE IN SPANISH	Borrower STATED THAT DON'T SPEAK ENGLISH WELL AND NEED SOMEONE IN SPANISH
204287574	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Not attempting to contact the borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287576	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Per the comments on 3/XX/18, the borrower called in to see if the payments on the loan had been set up. The borrower was advised there were no payments set up. At that time, the next three loan payments were set up: a payment of $1949.52 was set up for 3/XX/18; $1769.01 for 4/XX/18; and $1468.53 for 5/XX/18. The borrower was advised that the loan would resume the normal payments with the May payment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Per the comments on 3/XX/18, the borrower called in to see if the payments on the loan had been set up. The borrower was advised there were no payments set up. At that time, the next three loan payments were set up: a payment of $1949.52 was set up for 3/XX/18; $1769.01 for 4/XX/18; and $1468.53 for 5/XX/18. The borrower was advised that the loan would resume the normal payments with the May payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments on 7/XX/16 indicated the borrower was unemployed at that time. The borrower schedules three payments at a time through the speedpay facility.	Comments on 7/XX/16 indicated the borrower was unemployed at that time. The borrower schedules three payments at a time through the speedpay facility.
204287577	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Inbound call to make payment.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287582	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called in egarding late notices advised the borrower payment has been received notice was for late payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in egarding late notices advised the borrower payment has been received notice was for late payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287586	XXX	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to advise that he will be making a payment on the 20th via the bill pay system. He will be bringing the loan current at the end of August. A repayment plan was discussed however a plan wasn't made. Agent advised of the force placed insurance on the account and the borrower states he will shop for his own insurance. RFD was due to business failure.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to advise that he will be making a payment on the 20th via the bill pay system. He will be bringing the loan current at the end of August. A repayment plan was discussed however a plan wasn't made. Agent advised of the force placed insurance on the account and the borrower states he will shop for his own insurance. RFD was due to business failure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287590	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	6/XX/2018	Yes	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	UTD	Chapter 13	UTD	Yes	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  A motion for relief was filed 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no new update	no new update
204287591	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Discharged	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287593	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	4/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 08/XX/2018 An email was sent directly to the Borrower with the subject: Reminder your payment is due 08/XX/2018.	08/XX/2018 An email was sent directly to the Borrower with the subject: Reminder your payment is due 08/XX/2018.
204287596	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Borrower called to inquire about payments.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to inquire about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287599	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower was advised that an escrow overage check will be sent to them.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that an escrow overage check will be sent to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287605	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Tenant Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Payment inquiry. Advised total amount due of $2546.45. Advised next payment due is $1298.86. Borrower declined to set up future date payment. Advised will continue to receive calls while account is showing pas due. Advised of repayment plans and modification.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Payment inquiry.  Advised total amount due of $2546.45.  Advised next payment due is $1298.86. Borrower declined to set up future date payment.  Advised will continue to receive calls  while account is showing pas due.  Advised of repayment plans and modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204287608	XXX	Delinquent	8/XX/2018	9/XX/2018	Illness - Mortgagor	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Borrower was contacted to ask when payments would be made, and borrower said principle borrower had been ill.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower was contacted to ask when payments would be made, and borrower said principle borrower had been ill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287610	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in about a double payment stated ready to initiate the dispute process also has a letter from their bank ready to fax over. Advised if fax sent today follow up Thursday.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in about a double payment stated ready to initiate the dispute process also has a letter from their bank ready to fax over. Advised if fax sent today follow up Thursday.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 07/XX/2018, the borrower called in and advised they made a double payment and they wanted to know the refund process. On 07/XX/2018, the borrower advised they wanted to dispute the double payment and stated they got a letter from their bank and they will be sending in a written dispute. The written dispute was received on 07/XX/2018. On 07/XX/2018, the servicer declined to issue a refund because the loan would become delinquent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287622	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Spoke with borrower and advised and summarized loan.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke with borrower and advised and summarized loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287629	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called in to make sure payment arrangements made for July, August & September made with XXX is still on schedule The borrower called in to set up a payment	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make sure payment arrangements made for July, August & September made with XXX is still on schedule
The borrower called in to set up a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287630	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	UTD	UTD	Yes	Yes	7/XX/2017	Ongoing dialogue with borrower	Borrower called to make a payment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2016	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287633	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	The borrower called to request a modification on the account; stated the RFD was due to casualty loss and the process is ongoing. The servicer completed another forbearance interview with the borrower. The servicer advised borrower of the last modification information and advised of the self servicer options available. The servicer advised the collection calls would continue.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to request a modification on the account; stated the RFD was due to casualty loss and the process is ongoing. The servicer completed another forbearance interview with the borrower. The servicer advised borrower of the last modification information and advised of the self servicer options available. The servicer advised the collection calls would continue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287639	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Notes indicate that borrower called to move back their mortgage payment due to having their car payment on the 5th monthly. Agent advised to try to move the car payment back and pay their mortgage payment on time to avoid being possibly late.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Notes indicate that borrower called to move back their mortgage payment due to having their car payment on the 5th monthly. Agent advised to try to move the car payment back and pay their mortgage payment on time to avoid being possibly late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287640	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrowers last contact was on 05/XX/2018 and borrower was inquiring to see if servicer could adjust payment history on credit due to borrowers credit being negatively impacted due to payment history. Borrower was advised that payment history on credit would report as true history. Borrower stated needed history updated due to attempting to purchase a home.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers last contact was on 05/XX/2018 and borrower was inquiring to see if servicer could adjust payment history on credit due to borrowers credit being negatively impacted due to payment history. Borrower was advised that payment history on credit would report as true history. Borrower stated needed history updated due to attempting to purchase a home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287642	XXX	Delinquent	8/XX/2018	9/XX/2018	Illness - Family	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Representative called to see if borrower was involved in natural disaster and customer asked for a Spanish agent then got disconnected.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Representative called to see if borrower was involved in natural disaster and customer asked for a Spanish agent then got disconnected.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 12/XX/2015 stating the payment they setup for 12/XX/2015 still has not posted. The servicer advised there was a delay due to the holidays, and the payment posted that day.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	The comments indicated the loan was modified prior to the review period.
204287647	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower called in to confirm interest paid for 2017 and the agent confirmed property taxes and interest with borrower and advised borrower of self servicing options. The borrower verified that the property is owner occupied.	No	Good	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	UTD	UTD	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to confirm interest paid for 2017 and the agent confirmed property taxes and interest with borrower and advised borrower of self servicing options. The borrower verified that the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287651	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Death of Family Member	60	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	Borrower called to advised that she made a payment on the account.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called to advised that she made a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287652	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287653	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2015	Contact attempts - however unable to contact borrower	Borrower called to schedule a payment on the account.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  Borrower called to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287657	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower indicated excessive obligations and payment was scheduled.	No	Good	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower indicated excessive obligations and payment was scheduled.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Credit dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287660	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower made a payment in amount of $861.98 to post 04/XX/2018.	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a payment in amount of $861.98 to post 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287663	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower accepted a repayment plan.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower accepted a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287674	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	10/XX/2015	11/XX/2016	Not attempting to contact the borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per collection comments provided. Borrower discussed possible Repayment Plan with Servicer, however the borrower indicated the use of a 401K loan to bring current.

09/XX/2018 collection comments review: There are no comments noted since last review. Borrower is rolling 30 days delinquency.	Per collection comments provided. Borrower discussed possible Repayment Plan with Servicer, however the borrower indicated the use of a 401K loan to bring current.

09/XX/2018 collection comments review: There are no comments noted since last review. Borrower is rolling 30 days delinquency.
204287675	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	4/XX/2017	Ongoing dialogue with borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2016	No	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287686	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	The last contact with the borrower on 05/XX/2017 to discuss payment options. Last skip trace 08/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The last contact with the borrower on 05/XX/2017 to discuss payment options. Last skip trace 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287695	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	BORROWER WANTED TO VERIFY WE HAVE THE CTB XXX	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  BORROWER WANTED TO VERIFY WE HAVE THE CTB CARROLL CO 2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287696	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower advised he mailed a payment on 5/XX/2018 $1524.78	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised he mailed a payment on  5/XX/2018 $1524.78
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287697	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Collection call verified delinquent letter received.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Collection call verified delinquent letter received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287700	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	9/XX/2018 Review-Notes indicate that borrower called to schedule several SpeedPay payments for loan account in the amounts of $887 for 6/XX/2018; $887 for 7/XX/2018; $887 for 8/XX/2018. Borrower made payment in the amount of $866.95.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  9/XX/2018 Review-Notes indicate that borrower called to schedule several SpeedPay payments for loan account in the amounts of $887 for 6/XX/2018; $887 for 7/XX/2018;  $887 for 8/XX/2018.

Borrower made payment in the amount of $866.95.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287703	XXX	Needs CC Retouch Completed	Bankruptcy	8/XX/2018	8/XX/2018	Excessive Obligations	Bankruptcy	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	An authorized third party (office of the borrower's bankruptcy attorney) was contacted on 12/XX/2017. The servicer and third party discussed the loan status and recently reopened bankruptcy case.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2016	No	Retention	No	Active	Chapter 7	Yes	No	No	The bankruptcy was discharged on 02/XX/2016, but was re-opened on 11/XX/2017.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  An authorized third party (office of the borrower's bankruptcy attorney) was contacted on 12/XX/2017. The servicer and third party discussed the loan status and recently reopened bankruptcy case.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2015.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  No discrepancy found in servicer's records. Loan was delinquent when service transferred.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2011.  The bankruptcy was discharged on 02/XX/2016, but was re-opened on 11/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287706	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower advised he is out of work and rep advised calls will continue. Borrower declined repayment plan.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised he is out of work and rep advised calls will continue. Borrower declined repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no new update on loan performance.	no new update on loan performance.
204287712	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called in regards to a letter they received about a reimbursement that was due to them. The representative advised them to allow 30 days from the date of the letter to receive the funds. The borrower was also advised of their payment options.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	1/XX/2018	Retention	Yes	1	Closed	UTD	UTD	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in regards to a letter they received about a reimbursement  that was due to them. The representative advised them to allow 30 days from the date of the letter to receive the funds. The borrower was also advised of their payment options.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Review-9/XX/2018-Notes indicate that borrower called to discuss the Escrow Change Notice. Agent advised that it was due to servicer paying their hazard insurance.

Per comment from 04/XX/18 the borrower is disputing a missing payment with the prior servicer as the representative indicates the loan was delinquent at the time of the service transfer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Written response provided 7/XX/18 - response available in images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	09/XX/2018 XXX Response: Written response provided 7/XX/18 - response available in images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.
204287714	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called for the payment amount.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called for the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287718	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to post date a payment to bring loan current. The agent advised the total amount delinquent was higher than borrower thought due to late fees. The borrower stated there was no hardship. The borrower believed that she had payments set up until servicer called to advise they were not. The borrower requested and ACH be set up on the account. The agent advised the borrower to call back to check to be sure ACH is active and processed two speed pay payments effective 4/XX/18 and 4/XX/18.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2016	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to post date a payment to bring loan current.  The agent advised the total amount delinquent was higher than borrower thought due to late fees.  The borrower stated there was no hardship.  The borrower believed that she had payments set up until servicer called to advise they were not.  The borrower requested and ACH be set up on the account.  The agent advised the borrower to call back to check to be sure ACH is active and processed two speed pay payments effective 4/XX/18 and 4/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no damage, gaps in material cleared and exceptions removed.	09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no damage, gaps in material cleared and exceptions removed.
204287725	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	08/XX/2018 An Account Statement was sent to the Borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  08/XX/2018 An Account Statement was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287728	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	08/XX/2018 A late payment notice was sent to the Borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  08/XX/2018 A late payment notice was sent to the Borrower.  Borrower is deceased and ---.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287738	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	11/XX/2015	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287743	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	Borrower will review primary mod.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower will review primary mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287744	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated the hot water heater exploded and could not tale because he was at work.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated the hot water heater exploded and could not tale because he was at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287748	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Payment Disputes	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in regards to the escrow check received, was advised it was due to escrow surplus.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in regards to the escrow check received, was advised it was due to escrow surplus.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written dispute regarding a payment that was applied incorrectly.  The reversal was completed on 04/XX/2016.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287751	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The last contact with the borrower was 07/XX/2018. The borrower called in to question the total amount due for $51.57. The borrower paid the total amount due plus the August payment while on the phone with the servicing agent.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower was 07/XX/2018. The borrower called in to question the total amount due for $51.57. The borrower paid the total amount due plus the August payment while on the phone with the servicing agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287753	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to make payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204287758	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	3/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287759	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Borrower inquired if interest rate from modification will change, and agent advised it will not. Borrower asked if can make principal payments to pay down faster, and agent advised yes.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HARP Mod	11/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower inquired if interest rate from modification will change, and agent advised it will not.  Borrower asked if can make principal payments to pay down faster, and agent advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287764	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	Borrower wanted to call in to make sure payment was received to bring account current	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower wanted to call in to make sure payment was received to bring account current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204287768	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Performing Under Plan	Chapter 13	Yes	UTD	No	PCN filed 12/XX/2017. Final Cure filed 5/XX/2018.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 11/XX/2013.  PCN filed 12/XX/2017. Final Cure filed 5/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287770	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Other	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower made a promise to pay.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287776	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower scheduled a payment for 04/16.Advised borrower of next due date of 05/01.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	Yes	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower scheduled  a payment for 04/16.Advised borrower of next due date of 05/01.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received disputing the loan status.  The account was reviewed and updated as current at the time of the update.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $9,471.63 ALT PHONE #1: 3059781116 CLAIM NUMBER: 876751 QBEF361413 XXX 11/XX/2017 5:33:54 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $9,471.63 ALT PHONE #1: XXX CLAIM NUMBER: 876751 QBEF361413 XXX 11/XX/2017 5:33:54 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $9,471.63 ALT PHONE #1: XXX CLAIM NUMBER: 876751 QBEF361413 XXX 11/XX/2017 5:33:54 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $9,471.63 ALT PHONE #1: XXX CLAIM NUMBER: XXX QBEF361413 XXX11/XX/2017 5:33:54 PM send to Hazard AMC's Response: Servicer Response added to review - no XXX in exceptions.
204287782	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287786	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287788	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called in and made a payment in the amount of $727.00.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in and made a payment in the amount of $727.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287790	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	3rd party called to set up repayment plan.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  3rd party called to set up repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287792	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287798	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	7/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Active	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287802	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Unable to Contact Borrower	Bankruptcy	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Customer's attorney called in to update address and to advise of chapter 13 letter plan completion.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	Active	Chapter 13	No	No	No	reinstated	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Customer's attorney called in to update address and to advise of chapter 13 letter plan completion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX The most recent bankruptcy status is active.  reinstated
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287809	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower advised that with her boyfriend moving in, there would be extra income to cure the delinquency. Loan is due for 7/XX/18 as of 5/2018	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	Yes	Retention	No	No	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised that with her boyfriend moving in, there would be extra income to cure the delinquency.  Loan is due for 7/XX/18 as of 5/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287811	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Payment Adjustments	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Loan is performing. Most recent contact with borrower was to go over payment.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	Yes	Retention	Yes	1	Filed/Under Plan	Chapter 13	No	No	No	No further data provided in collection comments.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Loan is performing. Most recent contact with borrower was to go over payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  No further data provided in collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287812	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Commentary states borrower called in to make a payment on the account and inquired about escrow analysis.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Commentary states borrower called in to make a payment on the account and inquired about escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287817	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	A 3rd party was contacted to discuss the loan status. They stated to call them back after 1 pm to discuss payment arrangements.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  A 3rd party was contacted to discuss the loan status. They stated to call them back after 1 pm to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287821	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in concerned that a payment was set-up through checking account and the payment has not come out of the account yest. Servicer advised the payment will be processed that evening. Borrower stated was having issues accessing on-line site. Servicer advised the password needs to be changed every 90 days. Borrower provided new banking information to process the payment.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	Yes	Retention	No	Discharged	Chapter 7	No	No	No	Unable to locate case number and filing date in the comments provided.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in concerned that a payment was set-up through checking account and the payment has not come out of the account yest.  Servicer advised the payment will be processed that evening.  Borrower stated was having issues accessing on-line  site.  Servicer advised the password needs to be changed every 90 days.  Borrower provided new banking information to process the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.  Unable to locate case number and filing date in the comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287824	XXX	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	The borrower advised the reason for default was marital issues which will be an ongoing hardship. The borrower advised they intend to keep the property. The borrower stated they were not able to make a payment in December. The borrower advised they receive funds monthly and the next time they will receive funds will be 01/XX/2018. The borrower agreed to a 5 month repayment plan with payments due from 01/XX/2018 through 05/XX/2018 in the amount of $3100.23. The borrower scheduled the payments for 01/XX/2018, 02/XX/2018 and 03/XX/2018.	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	Yes	1	Current	Informal (Verbal)	1/XX/2018	5/XX/2018	$3,100.23	5/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower advised the reason for default was marital issues which will be an ongoing hardship. The borrower advised they intend to keep the property. The borrower stated they were not able to make a payment in December. The borrower advised they receive funds monthly and the next time they will receive funds will be 01/XX/2018. The borrower agreed to a 5 month repayment plan with payments due from 01/XX/2018 through 05/XX/2018 in the amount of $3100.23. The borrower scheduled the payments for 01/XX/2018, 02/XX/2018 and 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 07/XX/2018 states transferred, no details on any hazard claim.;	07/XX/2018 states transferred, no details on any hazard claim.;
204287827	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Curtailment of Income	Bankruptcy	1	9/XX/2018	UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower confirmed BK attorney contact information; borrower called in asking for loan balance, agent advised $295,587.11 as well as monthly payments being $1985.67. Agent also advised that this year(2018) was the last sr. rate adjustment.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	Yes	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower confirmed BK attorney contact information; borrower called in asking for loan balance, agent advised $295,587.11 as well as monthly payments being $1985.67. Agent also advised that this year(2018) was the last sr. rate adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2015.  A motion for relief was filed 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287831	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Letter explained to borrower regarding payment draft date being changed, along with how to access 1098 information.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Letter explained to borrower regarding payment draft date being changed, along with how to access 1098 information.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287834	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Ongoing dialogue with borrower	Spoke with the borrower, advised of the total amount due. The borrower advised that she will not be able to make a payment this month but does not want to liquidate. The borrower advised that she wants to start the modification process.	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Spoke with the borrower, advised of the total amount due. The borrower advised that she will not be able to make a payment this month but does not want to liquidate. The borrower advised that she wants to start the modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.
204287838	XXX	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The authorized third party requested the 1098 tax form for the year 2017 be resent. The interest paid listed on this form was verbally provided to the caller.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The authorized third party requested the 1098 tax form for the year 2017 be resent.  The interest paid listed on this form was verbally provided to the caller.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287842	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287844	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287852	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287867	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Not attempting to contact the borrower	the customer stated was unemployed and this has caused the hardship. Promise payment was given the total amount due	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  the customer stated was unemployed and this has caused the hardship. Promise payment was given the total amount due
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  fee dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287868	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to check status of loan. Servicer discussed borrower's written request to waive fees.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to check status of loan. Servicer discussed borrower's written request to waive fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287872	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	The comments indicate the customer had sent a payment in September 2017 via XXX; payment not received. Customer stated had provided the receipt for the payment via fax on 9/XX/2017. Customer was advised research of the missing payment was not started as no letter was provided with the receipt. Customer preferred to use XXX and will make the payment of $915.59 on 10/XX/2017. The comments also indicate a conversation regarding the December payment; not received. The customer stated has used XXX for years to make the payment and has not had a problem; customer stated will make the payment of $915.59 tomorrow.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The comments indicate the customer had sent a payment in September 2017 via XXX; payment not received. Customer stated had provided the receipt for the payment via fax on 9/XX/2017.  Customer was advised research of the missing payment was not started as no letter was provided with the receipt. Customer preferred to use XXX and will make the payment of  $915.59 on 10/XX/2017.  The comments also indicate a conversation regarding the December payment; not received. The customer stated has used XXX for years to make the payment and has not had a problem; customer stated will make the payment of $915.59 tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287873	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The servicer called the borrower about payment and advised due 5/XX/18. The borrower stated will pay after the 2nd Wednesday. The borrower asked if they were still on an payment plan and the agent advised they were not. The borrower inquired as to why payment was higher and the agent advised that there were charges on the plan that could not be included. The borrower stated will pay via bill pay on the 13th.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer called the borrower about payment and advised due 5/XX/18.  The borrower stated will pay after the 2nd Wednesday.   The borrower asked if they were still on an payment plan and the agent advised they were not.  The borrower inquired as to why payment was higher and the agent advised that there were charges on the plan that could not be included.  The borrower stated will pay via bill pay on the 13th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287875	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Outbound call to borrower. Borrower made a payment and plans to bring loan current by end of month. Borrower did not want to hear about options.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Outbound call to borrower.  Borrower made a payment and plans to bring loan current by end of month.  Borrower did not want to hear about options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
ADDITIONAL INFORMATION: N/A
204287881	XXX	MI Active	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	The borrower called to find out about either a HARP refinance or a modification. The borrower was advised that there is no attorney authorization to speak with them, and that they could conference in their attorney. the call was disconnected.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Filed/Under Plan	Chapter 13	Yes	No	No	The comments indicate a Chapter 13 bankruptcy was filed in 2014, but not many details regarding it were provided.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to find out about either a HARP refinance or a modification. The borrower was advised that there is no attorney authorization to speak with them, and that they could conference in their attorney. the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 07/XX/2014.  The comments indicate a Chapter 13 bankruptcy was filed in 2014, but not many details regarding it were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Per the comments provided, the servicer is not able to speak with the borrower since there is no attorney authorization in file. This indicates the bankruptcy may still be active, so using bankruptcy as the loan status. There are no comments that confirm the discharge or closure of the bankruptcy.	Per the comments provided, the servicer is not able to speak with the borrower since there is no attorney authorization in file. This indicates the bankruptcy may still be active, so using bankruptcy as the loan status. There are no comments that confirm the discharge or closure of the bankruptcy.
204287883	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Borrower calling requesting Servicer speak with a third party which was conference. Borrower and third party are requesting payment history, loan note and HUD1 statements to be fax.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower calling requesting Servicer speak with a third party which was conference. Borrower and third party are requesting payment history, loan note and HUD1 statements to be fax.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was in Bankruptcy and did not get year-end mortgage statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287891	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	The last contact was made on 7/XX/2018, in which the borrower inquired about a late fee and a possible repayment plan.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	Yes	1	Discharged	Chapter 7	UTD	Yes	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact was made on 7/XX/2018, in which the borrower inquired about a late fee and a possible repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 02/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287900	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Tax inquiry. Advised amount due $117.85. Next payment due is $2098.32 on 05/XX/2018. Requesting to have 1098 mailed can not open document on line.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Tax inquiry.  Advised amount due $117.85.  Next payment due is $2098.32 on 05/XX/2018.  Requesting to have 1098 mailed can not open document on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204287903	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Ongoing dialogue with borrower	Call and spoke with borrower one who stated that he mailed his payment on 11/XX/17 in the amount of $623.68.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Call and spoke with borrower one who stated that he mailed his payment on 11/XX/17  in the amount of  $623.68.  Borrower is deceased and ---.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287905	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower called regarding a letter they received in the mail. The client advised that the letter was generated prior to the payment being made. The borrower called in 7/XX/2018 and stated received the insurance claim check for the roof damage; servicer provided the phone number to the claims department and transferred the call.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called regarding a letter they received in the mail.  The client advised that the letter was generated prior to the payment being made. The borrower called in 7/XX/2018 and stated received the insurance claim check for the roof damage; servicer provided the phone number to the claims department and transferred the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287910	XXX	Performing	8/XX/2018	9/XX/2018	N/A	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called regarding inspection letter. Servicer advised inspection not required and claim is closed.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called regarding inspection letter. Servicer advised inspection not required and claim is closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204287931	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Password reset	No	Poor	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Password reset
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287934	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	borrower made payment	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	Yes	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower made payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received on 05/XX/2017 regarding account information.  The account was reviewed, loan status updated to reflect current and a new payment history was uploaded the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.
204287940	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	UTD	Yes	Yes	Not attempting to contact the borrower	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204287943	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287947	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower is calling to advised us that she is mailing payment today for April payment	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower is calling to advised us that she is mailing payment today for April payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287953	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2016	Contact attempts - however unable to contact borrower	Borrower was contacted 6/XX/2016 to determine when payments would be made.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Borrower was contacted 6/XX/2016 to determine when payments would be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287960	XXX	Performing	8/XX/2018	8/XX/2018	Payment Adjustments	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	The borrower stated reason for default as excessive obligations and made a promise to pay.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated reason for default as excessive obligations and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287965	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The last contact with the borrower was made on 05/XX/2018 to discuss the next payment amount.	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact with the borrower was made on 05/XX/2018 to discuss the next payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287970	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to inquiry concerning payment and also to make payment arrangements/ intentions	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to inquiry concerning payment and also to make payment arrangements/ intentions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287979	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	Borrower requested to add her attorney and requested her 1098 Tax Form	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower requested to add her attorney and requested her 1098 Tax Form
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 10/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Loan has never been in defensive litigation. AMC Response: Exception for litigation removed.	09/XX/2018 XXX Response: Loan has never been in defensive litigation. AMC Response: Exception for litigation removed.
204287982	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in to see if the account is current.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in to see if the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287984	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Incomplete	9/XX/2015	10/XX/2015	6/XX/2018	Ongoing dialogue with borrower	Borrower made 2 payments by phone $354.03 dated 07/19 and 08/20.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	Completed	Formal (Written)	11/XX/2017	5/XX/2018	$2,722.38	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made 2 payments by phone $354.03 dated 07/19 and 08/20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287985	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	4/XX/2016	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower was advised of the amount due and the due date as the Disaster Forbearance was completed as of 03/XX/18. They advised they got paid on the 19th and would make the payment online including the late fee.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	Completed	Formal (Written)	11/XX/2017	3/XX/2018	$1,118.50	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of the amount due and the due date as the Disaster Forbearance was completed as of 03/XX/18. They advised they got paid on the 19th and would make the payment online including the late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287987	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	Permanent	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204287997	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Spoke with borrower and called in about the payment due date and the amount advised payment on file for 6/1 and advise DOF the info about the self service option	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower and called in about the payment due date and the amount advised payment on file for 6/1 and advise DOF the info about the self service option
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288004	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	2/XX/2016	6/XX/2018	Not attempting to contact the borrower	Commentary states borrower called in to schedule a speedpay payment with servicer. Borrower advised of reason for default.	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	3/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in to schedule a speedpay payment with servicer. Borrower advised of reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288011	XXX	Performing	8/XX/2018	8/XX/2018	Unable to Contact Borrower	0	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	At last contact, the borrower stated they have a relative making the payments and they will have the relative call the servicer. 8/1, Customer called to reset PW for XXX/ walked customer thru resetting	No	Poor	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  At last contact, the borrower stated they have a relative making the payments and they will have the relative call the servicer.
8/1, Customer called to reset PW for XXX/ walked customer thru resetting
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288013	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Borrower stated payment is on the way.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower stated payment is on the way.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288015	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called regarding demand letter. Servicer advised letter is required when payment received, however since she is on repayment plan she only needs to pay the repay plan amount.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called regarding demand letter. Servicer advised letter is required when payment received, however since she is on repayment plan she only needs to pay the repay plan amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288017	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower borrower advised their hardship had been resolved and authorized a payment in the amount of $869.68.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower borrower advised their hardship had been resolved and authorized a payment in the amount of $869.68.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288018	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Account inquiry. Discussed account borrower had car towed.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Account inquiry.  Discussed account borrower had car towed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Taxes/Escrow.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed tax and escrow increase. Servicer sent escrow breakdown and tax history. Issue is resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288022	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Marital Difficulties	Bankruptcy	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Ongoing dialogue with borrower	The borrower indicated their RFD is that their spouse does not always pay on time. Financials were discussed. Potential options were discussed.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	No	Retention	No	Active	UTD	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower indicated their RFD is that their spouse does not always pay on time.  Financials were discussed.  Potential options were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288027	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288029	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	4/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288041	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	Borrower stated spouse makes the payments and was unaware of late payments being made. Servicer advised of negative credit reporting and late fees when paid outside of grace period. Pay history shows the loan being paid outside the month it is due. Borrower stated will need to speak with spouse.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower stated spouse makes the payments and was unaware of late payments being made.  Servicer advised of negative credit reporting and late fees when paid outside of grace period.  Pay history shows the loan being paid outside the month it is due.  Borrower stated will need to speak with spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288043	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	the customer was contacted and provided a payment in the amount of $1599.78	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  the customer was contacted and provided a payment in the amount of $1599.78  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288050	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	3/XX/2018	Tenant Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower called to make a payment and the agent processed a payment in the amount of $494.37 effective 3/XX/18.	No	Fair	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2017	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment and the agent processed a payment in the amount of $494.37 effective 3/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204288053	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in to make a payment through speedpay. On 12/XX/16, Borrower was advised that if unable to afford loan during delinquency that there were options, just let servicer know and options would be discussed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	12/XX/2016	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to make a payment through speedpay. On 12/XX/16, Borrower was advised that if unable to afford loan during delinquency that there were options, just let servicer know and options would be discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288058	XXX	Performing	8/XX/2018	8/XX/2018	Servicing Problems	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower returned a call to the servicer. The borrower was advised of the total amount due for 8/XX/18, and made a payment.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower returned a call to the servicer. The borrower was advised of the total amount due for 8/XX/18, and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288065	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in payment for $2,144.95 for today. Agent advised that the payment on 1/XX/2018 was returned and borrower wanted to make sure payment was covered.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	10/XX/2015	Retention	No	Date of loss 02/XX/2017, Approximate claim amount $10,000.00 - 02/XX/2018-Borrower advise that she has not been able to start the repairs on the property and once she is ready she will send in the required paperwork. She is going to meet the adjuster. Damages to roof from a hail storm. There is no evidence the claim was filed, funds were received or damages repaired. The borrower has not returned contact attempts.	Other Natural Causes	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in payment for $2,144.95 for today. Agent advised that the payment on 1/XX/2018 was returned and borrower wanted to make sure payment was covered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Date of loss 02/XX/2017, Approximate claim amount $10,000.00 - 02/XX/2018-Borrower advise that she has not been able to start the repairs on the property  and once she is ready she will send in the required paperwork. She is going to meet the adjuster. Damages to roof from a hail storm.  There is no evidence the claim was filed, funds were received or damages repaired.  The borrower has not returned contact attempts.  The damage repair amount is estimated at $10,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 09/XX/2018 XXX Response:  HAZARD CLAIM - CLAIM INITIATED                    ***PROPERTY LOSS NOTES***                         LOSS DATE: 02/XX/2017 LOSS TYPE: HAIL             DISASTER: NOT DISASTER RELATED                    CLAIM FILED BY: BORROWER                          PMT DUE DATE: 9/XX/2017 12:00:00 AM                APPROXIMATE CLAIM AMOUNT: $10,000.00              CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT   QBEF359463 XXX 10/XX/2017 9:55:56 PM                                                              AMC Response:  Servicer comment added to review, no change in exceptions.  10/XX/18 Servicer's Response:  HAZARD CLAIM - CLAIM INITIATED                    ***PROPERTY LOSS NOTES***                         LOSS DATE: 02/XX/2017 LOSS TYPE: HAIL             DISASTER: NOT DISASTER RELATED                    CLAIM FILED BY: BORROWER                          PMT DUE DATE: 9/XX/2017 12:00:00 AM                APPROXIMATE CLAIM AMOUNT: $10,000.00              CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT   QBEF359463 XXX 10/XX/2017 9:55:56 PM
** NO CLAIM DOCUMENTS RECEIVED Yes, pending claim check and documents to release 1st draw. AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 02/XX/2017 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,000.00 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF359463 XXX 10/XX/2017 9:55:56 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 02/XX/2017 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,000.00 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF359463 XXX 10/XX/2017 9:55:56 PM
** NO CLAIM DOCUMENTS RECEIVED Yes, pending claim check and documents to release 1st draw. AMC's Response: Servicer Response added to review - no change in exceptions.
204288076	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	60	1	8/XX/2018	Tenant Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Agent advised borrower of trial payments,set up payments and go over financials but borrower stated that she will call back with her husband on the line. Agent attempted to go over other 3 loans but call disconnected.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	8/XX/2016	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Agent advised borrower of trial payments,set up payments and go over financials but borrower stated that she will call back with her husband on the line. Agent attempted to go over other 3 loans but call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204288080	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower was advised that taxes were paid and the borrower made a promise to pay.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised that taxes were paid and the borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288082	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower called in to make a payment.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	Current	Informal (Verbal)	3/XX/2018	9/XX/2018	$1,486.56	6/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288083	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	UTD	UTD	Yes	Yes	8/XX/2015	Ongoing dialogue with borrower	Borrower called to process speed pay 9/XX/15 $1908.76	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Borrower called to process speed pay 9/XX/15 $1908.76
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288087	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	The borrower advised the client they need to speak to the other borrower.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower advised the client they need to speak to the other borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204288089	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	N/A	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288092	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Borrower stated that there was a payment pending in the system in the amount of $1,736.05 for 08/XX/2017. Borrower is aware that the ACH commences next month.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower stated that there was a payment pending in the system in the amount of $1,736.05 for 08/XX/2017. Borrower is aware that the ACH commences next month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing tax payments. Stating payments are not correct and should not be increased. Sending in tax bill.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower did a modification and got the payments current. Borrower is disputing the monthly tax amount fee. Borrower is unemployed	Borrower did a modification and got the payments current. Borrower is disputing the monthly tax amount fee. Borrower is unemployed
204288097	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated the payment was returned and the line disconnected unable to continue call.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated the payment was returned and the line disconnected unable to continue call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288108	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower had concerns and made a payment. Complaint/concern was discussed and appears complete.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower had concerns and made a payment. Complaint/concern was discussed and appears complete.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Inspectors upon inspections.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower stated when an Inspector comes to inspect, they look into his windows and it is alarming. Representative advised cant guarantee it wont happen again as various inspectors from various companies. Advised if he remains current on the loan, he would not have to worry about inspections.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288112	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	The borrower advised the RFD is due to being out of work for a week due to sickness but has since returned back to work. The borrower made a payment for $540.19.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower advised the RFD is due to being out of work for a week due to sickness but has since returned back to work. The borrower made a payment for $540.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288114	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to make a payment	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204288115	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2016	Contact attempts - however unable to contact borrower	Contact history indicates borrower was mailed a modification package which was signed and sent back with a new payment date of 05/XX/2018.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Contact history indicates borrower was mailed a modification package which was signed and sent back with a new payment date of 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288119	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Comments show borrower called asking for a copy of their mortgage statement.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Comments show borrower called asking for a copy of their mortgage statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288123	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Tenant Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Per the comments on 05/XX/2018, the borrower called to check on the payment made to the loan in April 2018. The borrower was advised the payment was received 04/XX/2018 and posted to the account 05/XX/2018. The borrower requested the payment be posted in the month it was due to avoid negative credit reporting. The borrower was told to send the request in writing and was give the fax number to send the request to. The borrower said the May payment would be made by 05/XX/2018.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per the comments on 05/XX/2018, the borrower called to check on the payment made to the loan in April 2018. The borrower was advised the payment was received 04/XX/2018 and posted to the account 05/XX/2018. The borrower requested the payment be posted in the month it was due to avoid negative credit reporting. The borrower was told to send the request in writing and was give the fax number to send the request to. The borrower said the May payment would be made by 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204288132	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to make payment in the amount of $1069.46.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment in the amount of $1069.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288137	XXX	Bankruptcy	8/XX/2018	9/XX/2018	Unemployment	Bankruptcy	1	7/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	4/XX/2016	1/XX/2017	Not attempting to contact the borrower	Borrower active bankruptcy	No	Fair	Resolved	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	Yes	1	Filed/Under Plan	Chapter 13	No	Yes	No	Loan modified during bankruptcy	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower active bankruptcy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  A motion for relief was filed 10/XX/2016.  Loan modified during bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288138	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	2/XX/2016	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower called went over hardships and financials.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called went over hardships and financials.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288140	XXX	Performing	8/XX/2018	9/XX/2018	Unable to Contact Borrower	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	2/XX/2016	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower called and was advised that loan was current and that payment posted after statement sent.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called and was advised that loan was current and that payment posted after statement sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288141	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	UTD	UTD	Yes	Yes	9/XX/2018	Ongoing dialogue with borrower	A non-authorized third party called in to make a payment in the amount of $595.00.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  A non-authorized third party called in to make a payment in the amount of $595.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288142	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	9/XX/2018	UTD	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288143	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	11/XX/2017	Ongoing dialogue with borrower	Account inquiry. Borrower adised he never missed a payment. Advised he can write a dispute in to general correspondence. Need to find out which month was missed and show proof the payment was made.. State	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Account inquiry.  Borrower adised he never missed a payment.  Advised he can write a dispute in to general correspondence.  Need to find out which month was missed and show proof the payment was made.. State
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288144	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	The co-borrower called in and was advised of the total amount due and the borrower stated was calling to inquire on the disaster forbearance. The agent borrower that the payment received on 09/XX/2017 applied to the 07/XX/2018 and advised that the payment being made today will apply to the 08/XX/2017 payment and that the notice of intent is set to expire today if arrangements are not scheduled today to bring loan current that the loan could possibly be reviewed for foreclosure. The agent updated borrower's financials and advised of repayment plan option and the borrower declined. The borrower stated can make payment today in amount of $724.19. The agent advised borrower that the initial RFD was stated as changing jobs and having to wait for a week and half to get paid. The borrower stated that while trying to catch up they were hit by the storm and stated has no damage but had to have trees removed totaling $700.00 and stated missed two days of work and was not paid. The agent advised that at the end of the forbearance would have to bring loan current or apply for a modification and the borrower advised no longer interested in forbearance .	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	Yes	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The co-borrower called in and was advised of the total amount due and the borrower stated was calling to inquire on the disaster forbearance. The agent borrower that the payment received on 09/XX/2017 applied to the 07/XX/2018 and advised that the payment being made today will apply to the 08/XX/2017 payment and that the notice of intent is set to expire today if arrangements are not scheduled today to bring loan current that the loan could possibly be reviewed for foreclosure. The agent updated borrower's financials and advised of repayment plan option and the borrower declined. The borrower stated can make payment today in amount of $724.19. The agent advised borrower that the initial RFD was stated as changing jobs and having to wait for a week and half to get paid. The borrower stated that while trying to catch up they were hit by the storm and stated has no damage but had to have trees removed totaling $700.00 and stated missed two days of work and was not paid. The agent advised that at the end of the forbearance would have to bring loan current or apply for a modification and the borrower advised no longer interested in forbearance .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.
204288155	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	5/XX/2017	Contact attempts - however unable to contact borrower	The borrower called regarding a demand letter and was educated on the amount due. However, the borrower did not commit to paying.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called regarding a demand letter and was educated on the amount due. However, the borrower did not commit to paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288163	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288165	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	4/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288166	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2016	Not attempting to contact the borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288168	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	4/XX/2018	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called in due to receiving call from XXX. Agreed to set up next 3 payments. Borrower called and stated that just received payment plan letter, and the dates seemed incorrect. Agent advised the dates are okay, and it is okay for borrower to make payments early. Agent reviewed plan and how payments affect the duration and final due date.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	Current	Formal (Written)	4/XX/2018	10/XX/2018	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in due to receiving call from XXX. Agreed to set up next 3 payments.

Borrower called and stated that just received payment plan letter, and the dates seemed incorrect.  Agent advised the dates are okay, and it is okay for borrower to make payments early.  Agent reviewed plan and how payments affect the duration and final due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Modification completed 11/XX/2015.	Modification completed 11/XX/2015.
204288181	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	UTD	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to clarify the payment history. The borrower fell behind due to partial payment while in bankruptcy. borrower stated that she will make an online payment of 1843.33	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to clarify the payment history. The borrower fell behind due to partial payment while in bankruptcy. borrower stated that she will make an online payment of 1843.33
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288185	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The authorized third party spouse called in and asked if can pay the regular amount for the payment and the agent advised needs to at least satisfy the repayment plan amount. The borrower agreed and authorized agent to process payment using historical banking information and advised that confirmation letter will be emailed.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	No	Current	Formal (Written)	7/XX/2018	12/XX/2018	$902.85	9/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The authorized third party spouse called in and asked if can pay the regular amount for the payment and the agent advised needs to at least satisfy the repayment plan amount. The borrower agreed and authorized agent to process payment using historical banking information and advised that confirmation letter will be emailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288186	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower is on a repayment plan and was concerned about the credit reporting.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower is on a repayment plan and was concerned about the credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288187	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2016	Not attempting to contact the borrower	The borrower stated he disputed charges and confirmed necessary documentation.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower stated he disputed charges and confirmed necessary documentation.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Notes reflected written payment dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288190	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288199	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Third party advised that borrower was laid off and would mail payment.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Third party advised that borrower was laid off and would mail payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288201	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Ongoing dialogue with borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288203	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Contact attempts - however unable to contact borrower	The borrower called in to make the November payment. The borrower stated default is due to roof fell in and insurance would not cover it so had to make the repairs. The borrower authorized agent to process payment in amount of $1444.78 and was provided with the payment confirmation number.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called in to make the November payment. The borrower stated default is due to roof fell in and insurance would not cover it so had to make the repairs. The borrower authorized agent to process payment in amount of $1444.78 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288208	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Mortgagor	60	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Authorized 3rd party states that the RFD was due to the death of the borrower. The borrower has been dead for 2 years and he is the executor of the living trust and authorized to pay the decedents debts from the assets. He will be mailing the payment on 1st .	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Authorized 3rd party states that the RFD was due to the death of the borrower. The borrower has been dead for 2 years and he is the executor of the living trust  and authorized to pay the decedents debts from the assets. He will be mailing the payment on 1st .  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288213	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower states that would like to utilize campaign waiver for the loan which would reduce the fees by 25%.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower states that would like to utilize campaign waiver for the loan which would reduce the fees by 25%.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288216	XXX	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	2/XX/2017	Ongoing dialogue with borrower	Boyfriend has been paying for the house in the last 6 years but name is not on the mortgage but on the deed. He wants his name on the mortgage. Advised to refinance.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	UTD	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Boyfriend has been paying for the house in the last 6 years but name is not on the mortgage but on the deed. He wants his name on the  mortgage. Advised to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204288224	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to make speed payment and discuss modification docs.
7/16; Borrower called stating they received payment plan letter and was concerned because it indicated due date of 20th and did not match the day payments were scheduled for, advised would be okay as built into plan but system was not able to set later and borrower understood.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make speed payment and discuss modification docs.
7/16; Borrower called stating they received payment plan letter and was concerned because it indicated due date of 20th and did not match the day payments were scheduled for, advised would be okay as built into plan but system was not able to set later and borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288232	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower called regarding a check that he received and was advised to sign and return to the claims department. The borrower stated hasn't been in bankruptcy for 20 years and can send in proof.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	Commentary dated 05/XX/2018 reflects that a claim check in the amount of $4631.95 was received for damages. The date of loss was cited as 10/XX/2017. The claim was classified as non-monitored.	Other Natural Causes	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called regarding a check that he received and was advised to sign and return to the claims department.  The borrower stated hasn't been in bankruptcy for 20 years and can send in proof.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary dated 05/XX/2018 reflects that a claim check in the amount of $4631.95 was received for damages. The date of loss was cited as 10/XX/2017. The claim was classified as non-monitored.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The commentary reflects that the loan was modified in 2011. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2017 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 538088N CHECK ISSUED BY: QBE QBEF368488 XXX 5/XX/2018 5:03:02 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2017 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 538088N CHECK ISSUED BY: QBE QBEF368488 XXX 5/XX/2018 5:03:02 PM Send to hazard claims - is this being monitored? Please provide additional details AMC's Response: Servicer Response added to review - no change in exceptions.	The commentary reflects that the loan was modified in 2011. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2017 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: XXX CHECK ISSUED BY: QBE QBEF368488 XXX 5/XX/2018 5:03:02 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2017 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: XXX CHECK ISSUED BY: QBE QBEF368488 WMARONEY 5/XX/2018 5:03:02 PM Send to hazard claims - is this being monitored? Please provide additional details AMC's Response: Servicer Response added to review - no change in exceptions.
204288245	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Servicer contacted borrower for payment on the account and advised the total amount due is $2832.46. The borrower requested to pay the past due amount as well as the May, 2018 payment. The servicer processed payment of $4479.19 and provided borrower with confirmation number. The borrower advised they would call back to make the June payment, servicer advised the June payment is $1646.73 with a 15 day grace period. Borrower understood and had no further questions.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	8/XX/2017	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer contacted borrower for payment on the account and advised the total amount due is $2832.46. The borrower requested to pay the past due amount as well as the May, 2018 payment. The servicer processed payment of $4479.19 and provided borrower with confirmation number. The borrower advised they would call back to make the June payment, servicer advised the June payment is $1646.73 with a 15 day grace period. Borrower understood and had no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288247	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2016	Contact attempts - however unable to contact borrower	Borrower stated the reason for default is being snowed in and being unable to get to work. Borrower stated the March payment will be made by the grace period. At the time of the call, Borrower was on a coffee break at work and advised that they needed to go. No payments were scheduled.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower stated the reason for default is being snowed in and being unable to get to work. Borrower stated the March payment will be made by the grace period. At the time of the call, Borrower was on a coffee break at work and advised that they needed to go. No payments were scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288249	XXX	Delinquent	8/XX/2018	8/XX/2018	Marital Difficulties	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower 1 called in to see what he would need to do in order to remove borrower 2 from loan, was advised that he would need to refinance home. Borrower 1 advised that Borrower 2 refuses to sign quit claim deed. He was then advised that he would have to sell property since he would be able to do so without Borrower 2 permission. Borrower 1 was advised of equity and escrow analysis.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	7/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower 1 called in to see what he would need to do in order to remove borrower 2 from loan, was advised that he would need to refinance home. Borrower 1 advised that Borrower 2 refuses to sign quit claim deed. He was then advised that he would have to sell property since he would be able to do so without Borrower 2 permission. Borrower 1 was advised of equity and escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288250	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to ask why credit report had a 30 DPD and agent advised it was due to returned payment in March. Borrower stated will pay $1088.14 on the 10th with bill pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to ask why credit report had a 30 DPD and agent advised it was due to returned payment in March.  Borrower stated will pay $1088.14 on the 10th with bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288259	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	2/XX/2018	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288267	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in to check modification status. Servicer borrower of total amount due, grace period, due date, consequences, expectations and next steps. Servicer advised once final documents are received the loan will not accelerate. Servicer advised to continue making the trial payments.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in to check modification status.  Servicer borrower of total amount due, grace period, due date, consequences, expectations and next steps.  Servicer advised once final documents are received the loan will not accelerate.  Servicer advised to continue making the trial payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288268	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288271	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The borrower made a payment in amount of $1978.16.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment in amount of $1978.16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288272	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower called to discuss the account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288273	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Tenant Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	the customer was contacted and stated that this is an investment property, promise payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2016	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  the customer was contacted and stated that this is an investment property, promise payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204288276	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204288278	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2015	Not attempting to contact the borrower	Borrower calling to inform about changing insurance companies	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	No	UTD	Yes	0	Discharged	Chapter 7	No	No	No	No further bankruptcy details provided.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  Borrower calling to inform about changing insurance companies  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Borr 2 deceased, borrower 1 alive. AMC Response: Deceased borrower exception corrected to a level 1.	09/XX/2018 XXX Response: Borr 2 deceased, borrower 1 alive. AMC Response: Deceased borrower exception corrected to a level 1.
204288281	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	7/XX/2018	UTD	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower calls in concerned about escrow account. The borrower stated the insurance just called about how insurance was not paid yet. Rep. advised insurance was in the amount of $2202.00 for 3/16. Rep. ordered vom via mail and will be sent to borrower's attorney as borrower requests proof insurance was paid. Rep. advised will need an updated authorization from the attorney for the borrower to get the mail.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	Comments on 01/XX/2018 indicated the chapter 7 case was terminated.	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower calls in concerned about escrow account. The borrower stated the insurance just called about how insurance was not paid yet. Rep. advised insurance was in the amount of $2202.00 for 3/16. Rep. ordered vom via mail and will be sent to borrower's attorney as borrower requests proof insurance was paid. Rep. advised will need an updated authorization from the attorney for the borrower to get the mail.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on 01/XX/2018 indicated the chapter 7 case was terminated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288289	XXX	Performing	8/XX/2018	9/XX/2018	Illness - Mortgagor	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called to ensure payment was received and to setup auto pay for future payments	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to ensure payment was received and to setup auto pay for future payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288297	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrowers last contact with the servicer was on 08/XX/2018. The borrower called in to verify the total amount due. The agent offered to set up a speed pay payment when borrower was attempting to make a payment for August. Agent was able to collect the payment from borrower.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrowers last contact with the servicer was on 08/XX/2018. The borrower called in to verify the total amount due. The agent offered to set up a speed pay payment when borrower was attempting to make a payment for August. Agent was able to collect the payment from borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288303	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower inquiry	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288305	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower questioned suspense file;	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	Release from Stay Granted	Chapter 13	UTD	Yes	UTD	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower questioned suspense file;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 04/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288307	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2017	Not attempting to contact the borrower	Borrower called in a speed pay of 900.38 effective 5/XX/2017.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in a speed pay of 900.38 effective 5/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288308	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	UTD	UTD	No	No	No	UTD	UTD	Retention	No	UTD	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288316	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called advised the amount due borrower wanted to confirm reciept of mod docs advised yes. Mod completed on 02/XX/17.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	2/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called advised the amount due borrower wanted to confirm reciept of mod docs advised yes. Mod completed on 02/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288323	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	the customer was contacted and provided the total amount due, provided a one time draft payment in the amount of $545.54	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2014	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  the customer was contacted and provided the total amount due, provided a one time draft payment in the amount of $545.54
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288324	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	On 5/XX/2018 the borrower indicated they had excessive obligations and the property is owner occupied.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower indicated they had excessive obligations and the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288325	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288327	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called for status of loan due to multiple letters received with different amounts. Advised of the amount due previous mod history and the importance of keeping loan current.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called for status of loan due to multiple letters received with different amounts. Advised of the amount due previous mod history and the importance of keeping loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288330	XXX	Delinquent	8/XX/2018	8/XX/2018	Marital Difficulties	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Ongoing dialogue with borrower	Borrower stated that they were getting ready for work and would make payment by end of the month.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower stated that they were getting ready for work and would make payment by end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288334	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	UTD	UTD	Yes	Yes	5/XX/2017	Ongoing dialogue with borrower	Borrower called in to request the Year end statement/1098. Requested document be sent via Fax.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in to request the Year end statement/1098. Requested document be sent via Fax.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288337	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The authorized spouse called because was going to make a payment in the amount of $1,040.20; but noticed that the total amount due is higher. The agent advised that this was due to property inspection fees. A phone payment was scheduled for $1,153.38 effective for 05/XX/2018. On 04/XX/2018, the authorized spouse advised that the hardship was due to the death of a parent in June whose house was just sold.	No	Good	Permanent	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The authorized spouse called because was going to make a payment in the amount of $1,040.20; but noticed that the total amount due is higher. The agent advised that this was due to property inspection fees.  A phone payment was scheduled for $1,153.38 effective for 05/XX/2018.  On 04/XX/2018, the authorized spouse advised that the hardship was due to the death of a parent in June whose house was just sold.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288342	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower called in want to know why their credit report changed. Per commentary, servicer advised borrower that the payment was made on 10/01 which was outside of the month and caused the negative credit reporting. The borrower called 7/XX/2018 to check the receipt of the last payment. Servicer advised payment was received 7/XX/2018. Borrower stated has another job and will make the July payment by the end of the month and should be back on track for the August payment; reason for default: curtailment of income.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in want to know why their credit report changed.  Per commentary, servicer advised borrower that the payment was made on 10/01 which was outside of the month and caused the negative credit reporting. The borrower called 7/XX/2018 to check the receipt of the last payment. Servicer advised payment was  received 7/XX/2018.  Borrower stated has another job and will make the July payment by the end of the month and should be back on track for the August payment; reason for default: curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288360	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2016	Contact attempts - however unable to contact borrower	Per commentary the reason for default was listed as business failure, the borrower is self-employed.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2014	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Per commentary the reason for default was listed as business failure, the borrower is self-employed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288362	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	10/XX/2015	6/XX/2018	Contact attempts - however unable to contact borrower	The borrowers daughter called to obtain the last 3 billing statements	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	Yes	1	Roof damage due to a hurricane. 06/XX/2018 pending 90% inspection.	Wind	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrowers daughter called to obtain the last 3 billing statements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Roof damage due to a hurricane. 06/XX/2018 pending 90% inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $23,263.28 CLAIM NUMBER: UNKNOWN CHECK ISSUED BY: PREPARED INSURANCE COMPANY QBEF362145 XXX 11/XX/2017 3:31:36 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $23,263.28 CLAIM NUMBER: UNKNOWN CHECK ISSUED BY: PREPARED INSURANCE COMPANY QBEF362145 XXX 11/XX/2017 3:31:36 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $23,263.28 CLAIM NUMBER: UNKNOWN CHECK ISSUED BY: PREPARED INSURANCE COMPANY QBEF362145 XXX 11/XX/2017 3:31:36 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $23,263.28 CLAIM NUMBER: UNKNOWN CHECK ISSUED BY: PREPARED INSURANCE COMPANY QBEF362145 XXX 11/XX/2017 3:31:36 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.
204288367	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	The borrower was contacted and stated that they have the funds to make the payment but won't post the payment until the end of the month. The agent offered to secure payment but the borrower said they have other things going on. The customer declined to share financial information.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was contacted and stated that they have the funds to make the payment but won't post the payment until the end of the month.  The agent offered to secure payment but the borrower said they have other things going on. The customer declined to share financial information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288371	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower advised that her son makes the payments and that he live in the house. Agent and borrower conferenced called borrower son who then advised that payment is late due to making up other past due bills. Agent attempted to update financials but borrower declined and then advised that they will have account current by 7/XX/2018.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower advised that her son makes the payments and that he live in the house. Agent and borrower conferenced called borrower son who then advised that payment is late due to making up other past due bills. Agent attempted to update financials but borrower declined and then advised that they will have account current by 7/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288376	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called in to make payment in the amount of $2440.01; spay confirmation will be sent via mail.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to make payment in the amount of $2440.01; spay confirmation will be sent via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288389	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower 3 called to discuss repayment plan and ask why they are getting modification solicitation, and to discuss amount now due.	No	Good	Permanent	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower 3 called to discuss repayment plan and ask why they are getting modification solicitation, and to discuss amount now due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288393	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Not attempting to contact the borrower	the customer was contacted and stated was out of work since the disaster, promise payments	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  the customer was contacted and stated was out of work since the disaster, promise payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288394	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in to make a payment.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288395	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	UTD	Chapter 13	UTD	UTD	UTD	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288406	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Talked to borrower, verified owner occupied. Borrower wanted to make a payment online and to advise that payroll deposit of $9,000 was made the previous day. Borrower stated the intention to retain the property.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Talked to borrower, verified owner occupied. Borrower wanted to make a payment online and to advise that payroll deposit of $9,000 was made the previous day. Borrower stated the intention to retain the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288415	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The co-borrower called in due to receiving letter from the consumer and Government Affairs dispute / resolution documents and wanted to discuss it with specific representative. The agent reached out to the representative who stated will call borrower back on 04/XX/2018 after he has reviewed the document and the borrower agreed.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	UTD	No	No	Not reaffirmed	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The co-borrower called in due to receiving letter from the consumer and Government Affairs dispute / resolution documents and wanted to discuss it with specific representative. The agent reached out to the representative who stated will call borrower back on 04/XX/2018 after he has reviewed the document and the borrower agreed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower claims payments has not been properly allocated; still waiting to discuss the resolution with a customer service manager
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  Not reaffirmed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Written response provided 5/XX/18 - response available in images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	09/XX/2018 XXX Response: Written response provided 5/XX/18 - response available in images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.
204288417	XXX	Performing	8/XX/2018	8/XX/2018	Payment Disputes	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	An authorized third party called on 03/XX/2018 inquiring if the servicer received the authorization form to send all mail to the borrower. The servicer advised they did, but all phone calls are still going to the attorney. The third party stated they would be sending an authorization form for all calls to go to the borrower.	No	Fair	Resolved	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	Yes	Retention	No	Discharged	Chapter 13	Yes	No	Yes	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  An authorized third party called on 03/XX/2018 inquiring if the servicer received the authorization form to send all mail to the borrower. The servicer advised they did, but all phone calls are still going to the attorney. The third party stated they would be sending an authorization form for all calls to go to the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower claimed on 07/XX/2017 credit bureau was showing loan incorrectly with the amount of late pays. servicer  responded to cb to requesting to have negative marks in the last 120days removed. Later comments on 03/XX/2018 indicated a new written dispute was received from the borrower claiming the amount of delinquent months was being reported incorrectly. A response was issued to the borrower on 03/XX/2018 advising final accounting needed to be completed before the credit reporting could be updated. The response also contained an explanation of payments received as well as a copy of the pay history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is evidence of reaffirmation.  The proof of claim was filed 01/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update 09/XX/2018 XXX Response: Written response proivded 3/XX/18 advising the account was past due. New dispute receive 6/19 from experian under XXX review/response. AMC Response: No additional information regarding dispute received - no change to exceptions.	no update 09/XX/2018 XXX Response: Written response proivded 3/XX/18 advising the account was past due. New dispute receive 6/19 from experian under XXX review/response. AMC Response: No additional information regarding dispute received - no change to exceptions.
204288418	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	Borrowers called needing to reset password for setus.com	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrowers called needing to reset password for setus.com
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288423	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288426	XXX	Performing	8/XX/2018	5/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288433	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Review-9/XX/2018-Notes indicate that borrower advised they faxed correspondence to dispute Corporate fees. Agent advised they didn't receive it yet but gave the fax information again to borrower to have them refax it

Borrower called to review account and make payment of 850.41	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Review-9/XX/2018-Notes indicate that borrower advised they faxed correspondence to dispute Corporate fees. Agent advised they didn't receive it yet but gave the fax information again to borrower to have them refax it

Borrower called to review account and make payment of 850.41
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288447	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Representative spoke with borrower. Borrower made promise to pay arrangement for 2 months . Borrower also stated was self employed and had been out of work. Now working for a company and getting paid twice a month	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Representative spoke with borrower. Borrower made promise to pay arrangement for 2 months . Borrower also stated was self employed and had been out of work. Now working for a company and getting paid twice a month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288452	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	10/XX/2015	8/XX/2017	Contact attempts - however unable to contact borrower	Borrower contact indicated they were out of work for a few years and he is going to catch up on the past due amount. The servicer verified the borrower's financials and indicated that his finances do not indicate he can pay extra to get the loan current. No further contact after this.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower contact indicated they were out of work for a few years and he is going to catch up on the past due amount. The servicer verified the borrower's financials and indicated that his finances do not indicate he can pay extra to get the loan current. No further contact after this.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288456	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	Last spoke to borrower to discuss the account and curtailment of income. Stated that she was now back to work and hardship was resolved. However account has been late pays since that date.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2014	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Last spoke to borrower to discuss the account and curtailment of income. Stated that she was now back to work and hardship was resolved. However account has been late pays since that date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288461	XXX	Performing	8/XX/2018	8/XX/2018	Death of Mortgagor	0	1	3/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Authorized 3rd party called in wanting to find a new way to make payment since can no longer make payment on XXX. Advise 3rd party will not be available because of deceased borrower	No	Good	Permanent	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Authorized 3rd party called in wanting to find a new way to make payment since can no longer make payment on XXX.  Advise 3rd party will not be available because of deceased borrower  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Borrower deceased - Executor making payments AMC Response: Deceased borrower exception corrected to a level 1.	09/XX/2018 XXX Response: Borrower deceased - Executor making payments AMC Response: Deceased borrower exception corrected to a level 1.
204288463	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Not attempting to contact the borrower	The borrower called and advised they called last month to schedule a payment but they do not see the payment has come out of their account. The borrower scheduled another payment for 05/XX/2017. The servicer advised if the borrower does not see the payment has been processed out of their account by 05/XX/2017 to call back. The borrower also confirmed they were aware they are a month behind.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2013	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called and advised they called last month to schedule a payment but they do not see the payment has come out of their account. The borrower scheduled another payment for 05/XX/2017. The servicer advised if the borrower does not see the payment has been processed out of their account by 05/XX/2017 to call back. The borrower also confirmed they were aware they are a month behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288465	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	On 3/XX/2017 there was some questions regarding whether partial payments were accepted. The borrower wanted to know the amount of late charges.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  On 3/XX/2017 there was some questions regarding whether partial payments were accepted.  The borrower wanted to know the amount of late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288473	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower was trying to get tax form information.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2014	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower was trying to get tax form information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288475	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower called and gave one time permission to speak with a third party. The third party wanted to understand how the billing statement is working. The agent explained that the borrower has been a payment behind the whole year. The amount to bring the loan current was given. The agent stated they will send a payment history so the caller can see how the payments are applied. There is also a change in the interest rate.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2015	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and gave one time permission to speak with a third party.  The third party wanted to understand how the billing statement is working.  The agent explained that the borrower has been a payment behind the whole year.  The amount to bring the loan current was given.  The agent stated they will send a payment history so the caller can see how the payments are applied.  There is also a change in the interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288481	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower contact called in regards to not bein gable to see message online. Borrower was advised of BK discharge. Borrower was advised could send docs by mail. No RFD obtained.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower contact called in regards to not bein gable to see message online. Borrower was advised of BK discharge. Borrower was advised could send docs by mail. No RFD obtained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288484	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	Most recent call was unable to be completed.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Most recent call was unable to be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288487	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	08/XX/2018 Bankruptcy periodic letter was sent to the Borrower.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	No	Discharged	UTD	UTD	UTD	UTD	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 Bankruptcy periodic letter was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288488	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Customer got contacted regarding shortage on payment, it was determined funds in suspense were applied to principal instead of using it to complete payment. Currently pending principal reversal to complete full payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer got contacted regarding shortage on payment, it was determined funds in suspense were applied to principal instead of using it to complete payment. Currently pending principal reversal to complete full payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288497	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Notes indicate that borrower called as 2 transactions are going through their bank. Agent advised that based on payment system, it authorized a payment on 5/XX/2018 at 6:20pm and then another payment on 5/XX/2018 at 4:22am. Advised the borrower that both payments were authorized through the website.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Notes indicate that borrower called as 2 transactions are going through their bank. Agent advised that based on payment system, it authorized  a payment on 5/XX/2018 at 6:20pm and then another payment on 5/XX/2018 at 4:22am. Advised the borrower that both payments were authorized through the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288501	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	04/XX/2018 Commentary states a promise to pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	12/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 Commentary states a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 11/XX/2013 Borrower was denied HAMP because required information was not received.	11/XX/2013 Borrower was denied HAMP because required information was not received.
204288512	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	The servicer contacted the borrower regarding the total amount due, the borrower advised that they are contractors and makes payments when they can. Borrower stated that she is waiting on her 03/22 check to cleared to make a payment. The borrower couldn't provide servicer with their financial documents.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The servicer contacted the borrower regarding the total amount due, the borrower advised that they are contractors and makes payments when they can. Borrower stated that she is waiting on her 03/22 check to cleared to make a payment. The borrower couldn't provide servicer with their financial documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288523	XXX	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	60	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to request a disaster forbearance extension and confirmed that the hardship due to casualty loss is on-going. Agent requested the extension on the borrower's behalf and advised of other options and of active Notice of Intent letter.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to request a disaster forbearance extension and confirmed that the hardship due to casualty loss is on-going.  Agent requested the extension on the borrower's behalf and advised of other options and of active Notice of Intent letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288533	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	8/XX/2014	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288536	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Talk to borrower regarding TAD borrower PTP $1,098 online today states forgot to make payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Talk to borrower regarding TAD borrower  PTP $1,098 online today states forgot to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288540	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	"3/XX/2018 - talked to: authorized no3: borrower relationship: uncle company: phone#: fax: ssn1: verified ssn demo verify: verified collateral address foreclosure: other rfd: not applicable advised grace period, due date, consequences, expectations and next steps. no further questions, addressed concerns, recapped call. adv tad for rpp 1202.40 no3 said wanted to know if we can lower interest adv no3 we do not lower interest asked if anyone that can talk to to do that adv no one could do that wanted to know investor fannie mae wanted to know if they can change interest adv they would refer to us but can send a wri talked to en request confirmed we have payment for rpp and next month goes to 1062.22

10/XX/2017 - tt: cust1 ssn1: verified ssn rfc: payment inquiry rfd: illness of principal borrower inbound call from borr1 gave tad 2,187.14 advised last payment received on 9/18. rfc wants to let us know she will be making a payment in november. had work with keepyourhomeca from may and june and was pre aproved from principal reduction but XXX would not approve mod. rfd son is ill and she has been off work since february as she was on family leave. she goes back to work on 10/26. until november she will be able to make a payment. **updated financials** borr1 used a gofundme account that collected 3700 in the month of april and also used 7 thousand dollars from retirement account on june to keep up with expenses once borr1 is back to work she should be getting about 1900 a month. line was unclear and was not able to hear borrower good and she was not able to hear me clear either. blorr1 stated she was on a moving vehicle and will call back tomorrow at 4:00 pm to discuss her options. **du scheduled for 10/19 at 4:00 pm** call mutually disconnected due to bad connection*read du compliance script.

7/XX/2017 - tt: cust1 ssn1: verified ssn rfc: modification status check rfd: not applicable advised grace period, due date, consequences, expectations and next steps. no further questions, addressed concerns, recapped call. adv borr lm officer last review update **after further review, unable to submit missing docs case as income can not be validated. profit and loss on file, is less then 3 months and not clear date ranges. need complete brp to review for retention options**, borrr states she would have 7/16, adv borr that we would send confirmation letter in the mail.

6/XX/2017 - tt: cust1 inbound: ssn1: verified ssn demo vrfy: 30 day rule occupancy: 30 day rule rfc: modification status check rfd: illness of family member advised tad. advised grace period, due date, consequences, expectations and next steps. no further questions, addressed concerns, recapped call. adv borr that we did receive docs for review as adv by kyhca, borr states she's on way to hospital now son still going through testing, adv XXX to view loan details, adv borr that they would receive collection calls and letters in the mail, adv borr that we did receive full docs for review adv borr received hhf cdf file rcvd i record for the p program to the state this program requires the borrower to submit a full brp, get approved for a trial,and make at least two trial payments before state will consider approval on their end."	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  "3/XX/2018 - talked to: authorized no3: borrower relationship: uncle company: phone#: fax: ssn1: verified ssn demo verify: verified collateral address foreclosure: other rfd: not applicable advised grace period, due date, consequences, expectations and next steps. no further questions, addressed concerns, recapped call. adv tad for rpp 1202.40 no3 said wanted to know if we can lower interest adv no3 we do not lower interest asked if anyone that can talk to to do that adv no one could do that wanted to know investor fannie mae wanted to know if they can change interest adv they would refer to us but can send a wri talked to en request confirmed we have payment for rpp and next month goes to 1062.22

10/XX/2017 - tt: cust1 ssn1: verified ssn rfc: payment inquiry rfd: illness of principal borrower inbound call from borr1 gave tad 2,187.14 advised last payment received on 9/18. rfc wants to let us know she will be making a payment in november. had work with keepyourhomeca from may and june and was pre aproved from principal reduction but XXX would not approve mod. rfd son is ill and she has been off work since february as she was on family leave. she goes back to work on 10/26. until november she will be able to make a payment. **updated financials** borr1 used a gofundme account that collected 3700 in the month of april and also used 7 thousand dollars from retirement account on june to keep up with expenses once borr1 is back to work she should be getting about 1900 a month. line was unclear and was not able to hear borrower good and she was not able to hear me clear either. blorr1 stated she was on a moving vehicle and will call back tomorrow at 4:00 pm to discuss her options. **du scheduled for 10/19 at 4:00 pm** call mutually disconnected due to bad connection*read du compliance script.

7/XX/2017 - tt: cust1 ssn1: verified ssn rfc: modification status check rfd: not applicable advised grace period, due date, consequences, expectations and next steps. no further questions, addressed concerns, recapped call. adv borr lm officer last review update **after further review, unable to submit missing docs case as income can not be validated. profit and loss on file, is less then 3 months and not clear date ranges. need complete brp to review for retention options**, borrr states she would have 7/16, adv borr that we would send confirmation letter in the mail.

6/XX/2017 - tt: cust1 inbound: ssn1: verified ssn demo vrfy: 30 day rule occupancy: 30 day rule rfc: modification status check rfd: illness of family member advised tad. advised grace period, due date, consequences, expectations and next steps. no further questions, addressed concerns, recapped call. adv borr that we did receive docs for review as adv by kyhca, borr states she's on way to hospital now son still going through testing, adv XXX to view loan details, adv borr that they would receive collection calls and letters in the mail, adv borr that we did receive full docs for review adv borr received hhf cdf file rcvd i record for the p program to the state this program requires the borrower to submit a full brp, get approved for a trial,and make at least two trial payments before state will consider approval on their end."
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288547	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Call was disconnected and was not able to notate.	No	Fair	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Call was disconnected and was not able to notate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288555	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower called to make a payment; the agent advised that until the bankruptcy case terminates	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	Chapter 13	Yes	No	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment; the agent advised that until the bankruptcy case terminates
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Loan status.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower submitted a written dispute stating the bankruptcy was discharged and needs to be removed.  The case was closed on 04/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 11/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: FLOOD DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $13,000.00 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF362120 XXX 11/XX/2017 2:08:47 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: FLOOD DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $13,000.00 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF362120 XXX 11/XX/2017 2:08:47 PM Yes AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 11/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: FLOOD DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $13,000.00 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF362120 ETORREZ 11/XX/2017 2:08:47 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: FLOOD DISASTER: XXXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $13,000.00 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF362120 ETORREZ 11/XX/2017 2:08:47 PM Yes AMC's Response: Servicer Response added to review - no change in exceptions.
204288557	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2016	Ongoing dialogue with borrower	Spoke with the borrower who requested that we change their 02/15 payment to 02/26. The borrower also made a payment for 03/XX/2016 in the amount of $2067.67.	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Spoke with the borrower who requested that we change their 02/15 payment to 02/26. The borrower also made a payment for 03/XX/2016 in the amount of $2067.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288562	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The customer was contacted and given the total amount due, the customer provided a draft in the amount of $525.50	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	Yes	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer was contacted and given the total amount due, the customer provided a draft in the amount of $525.50
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 11/XX/2017.  No damage was reported.

																																																																																																																																																																																															09/XX/2018 no update	The property is located in a FEMA declared disaster area due to XXX noted on 11/XX/2017. No damage was reported. 09/XX/2018 no update
204288563	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	9/XX/2017 - Spoke with borrower in regards to 1098 forms for 2016. Reset password for accessing account online. Went over amount due. Discussed options for workout. Tried to confirm RFD but borrower declined.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  9/XX/2017 - Spoke with borrower in regards to 1098 forms for 2016. Reset password for accessing account online. Went over amount due. Discussed options for workout. Tried to confirm RFD but borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288564	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	Notes indicate that borrower called after received a NOI letter and wanted see about that. Also borrower wanted to have the BC designation removed from loan. Borrower requested a payment history on account.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Notes indicate that borrower called after received a NOI letter and wanted see about that. Also borrower wanted to have the BC designation removed from loan. Borrower requested a payment history on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288570	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	Last spoke to borrower regarding the loss mitigation efforts and the Modification agreement on the loan	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	Discharged	No	No other information found for bankruptcy	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Last spoke to borrower regarding the loss mitigation efforts and the Modification agreement on the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is no evidence of reaffirmation.  No other information found for bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288577	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	08/XX/2018 An Account statement was sent.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 An Account statement was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288578	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	8/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288583	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	No	UTD	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288588	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Not attempting to contact the borrower	The borrower called about the modification and the amount of the interest paying on. Rep. advised paying interest on $196,640.45. The borrower wanted to know why on tax from 2015 showed balance of $171k. Then the borrower wanted to know why not getting billing statements. Rep. advised because of bankruptcy. The borrower stated home was not in bankruptcy. Rep. advised to have attorney reaffirm debt. The borrower asked for a supervisor.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called about the modification and the amount of the interest paying on. Rep. advised paying interest on $196,640.45. The borrower wanted to know why on tax from 2015 showed balance of $171k. Then the borrower wanted to know why not getting billing statements. Rep. advised because of bankruptcy. The borrower stated home was not in bankruptcy. Rep. advised to have attorney reaffirm debt. The borrower asked for a supervisor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288589	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Not attempting to contact the borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288592	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	08/XX/2018 The Servicer sent an Account Statement.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  08/XX/2018 The Servicer sent an Account Statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288595	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288603	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The servicer informed the borrower of the payment expectations and consequences if the partial payments are made. The borrower contacted the servicer to inquire about making 2 partial payments per month.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer informed the borrower of the payment expectations and consequences if the partial payments are made.  The borrower contacted the servicer to inquire about making 2 partial payments per month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288614	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	12/XX/2015	8/XX/2018	Ongoing dialogue with borrower	Borrower called to make the monthly payment on the account.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to make the monthly payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288616	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	12/XX/2015	3/XX/2018	Contact attempts - however unable to contact borrower	03/XX/2018 - talked to borrower to review year end documents - borrower is aware they are over one month behind and promises to pay.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	Yes	Retention	No	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018 - talked to borrower to review year end documents - borrower is aware they are over one month behind and promises to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY AMC's Response: Confirmed no property damage and confirmed gaps in payment history.	09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY AMC's Response: Confirmed no property damage and confirmed gaps in payment history.
204288620	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Vacant	5/XX/2018	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to make a payment on the account of $4845.12. The borrower stated the RFD was due to having to pay $26k in legal fees and a settlement in the month of April. Borrower stated the property was rented to their brother and had to evict him; tenant left the property in poor condition and the borrower is in the process of making the repairs and will have another renter in the home soon. The borrower stated the RFD is temporary and will be resolved soon. The servicer processed the payment and provided borrower with confirmation number. No further questions or concerns.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment on the account of $4845.12. The borrower stated the RFD was due to having to pay $26k in legal fees and a settlement in the month of April. Borrower stated the property was rented to their brother and had to evict him; tenant left the property in poor condition and the borrower is in the process of making the repairs and will have another renter in the home soon. The borrower stated the RFD is temporary and will be resolved soon. The servicer processed the payment and provided borrower with confirmation number. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Tenant caused property damages - borrower is making repairs, no claim filed	Tenant caused property damages - borrower is making repairs, no claim filed
204288624	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	1/XX/2016	3/XX/2018	Ongoing dialogue with borrower	Spoke with the borrower, advised of the total amount due, the borrower advised it will get paid, when the borrower was asked if they know when, the borrower stated it will get paid and call disconnected	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with the borrower, advised of the total amount due, the borrower advised it will get paid, when the borrower was asked if they know when,  the borrower stated it will get paid and call disconnected
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: comments through 08012018. Review covers 06/XX/2018-08/XX/2018	comments through 08012018. Review covers 06/XX/2018-08/XX/2018
204288625	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	1/XX/2016	4/XX/2018	Ongoing dialogue with borrower	The borrower called to discuss payments.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288628	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Per last borrower contact, borrower called in to inquire about last payment made. Borrower requested to make payment of $1,070.00.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per last borrower contact, borrower called in to inquire about last payment made. Borrower requested to make payment of $1,070.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288631	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower completed pay by phone and give reason for delinquency.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2016	Yes	Retention	Yes	1	Discharged	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower completed pay by phone and give reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288637	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	60	1	6/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	UTD	Chapter 13	UTD	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288640	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288646	XXX	Performing	8/XX/2018	9/XX/2018	Death of Mortgagor	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower contact called in regards to property. Borrower stated he intended to keep property and paying installments.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact called in regards to property. Borrower stated he intended to keep property and paying installments.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288652	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	2/XX/2018	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288654	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Agent made contact with borrower but borrower was work. Agent stated will try to contact borrower another time, and borrower hung up.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent made contact with borrower but borrower was work.  Agent stated will try to contact borrower another time, and borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288656	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower would like to dispute credit reporting as she mailed in her payment timely but the bank address had changed.  Customer care advised to mail in a written dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Written correspondence provided to customer for resolution 4/XX/18. Document available in images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	09/XX/2018 XXX Response: Written correspondence provided to customer for resolution 4/XX/18. Document available in images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.
204288657	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in 8/XX/2017 with questions about her online account.	No	Poor	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in 8/XX/2017 with questions about her online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288659	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in to make a payment or check the total amount due via the IVR system.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	2/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to make a payment or check the total amount due via the IVR system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288660	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called for a modification status. The servicer advised a repayment plan may be a better option. Three payments was scheduled for 09/XX/2018, 10/XX/2018 and 11/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Retention	Yes	1	Current	Formal (Written)	9/XX/2018	2/XX/2019	$1,657.84	9/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called for a modification status. The servicer advised a repayment plan may be a better option. Three payments was scheduled for 09/XX/2018, 10/XX/2018 and 11/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288662	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 2/XX/2013 - additional documents - bankruptcy received No	2/XX/2013 - additional documents - bankruptcy received No
204288673	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower was contacted on 04/XX/2018 regarding the past due status. The borrower advised they fell behind due to excessive obligations, but would send in a payment by 04/XX/2018. The servicer offered to setup the account on a repayment plan, and the borrower stated they would discuss it with their spouse.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was contacted on 04/XX/2018 regarding the past due status. The borrower advised they fell behind due to excessive obligations, but would send in a payment by 04/XX/2018. The servicer offered to setup the account on a repayment plan, and the borrower stated they would discuss it with their spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The comments indicated the loan was previously modified under the HAMP.	The comments indicated the loan was previously modified under the HAMP.
204288675	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called in and promised to make a payment in the amount of $1578.28 via the IVR system by 08/XX/2018.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and promised to make a payment in the amount of $1578.28 via the IVR system by 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288676	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The borrower was set up on a repayment plan for the time being, borrower is aware can bring current at any time throughout the plan.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was set up on a repayment plan for the time being, borrower is aware can bring current at any time throughout the plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288678	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288679	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Not attempting to contact the borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288684	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Casualty Loss	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower made a payment in amount of $1332.32 to post 04/XX/2018.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2017	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment in amount of $1332.32 to post 04/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sent in a credit dispute. Servicer updated account as of 05/XX/2018 to show current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WIND DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: L17046172 CHECK ISSUED BY: NATIONAL GENERAL QBEF360967 WMARONEY 10/XX/2017 3:31:37 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WIND DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: L17046172 CHECK ISSUED BY: NATIONAL GENERAL QBEF360967 WMARONEY 10/XX/2017 3:31:37 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WIND DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: XXX CHECK ISSUED BY: NATIONAL GENERAL QBEF360967 WMARONEY 10/XX/2017 3:31:37 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WIND DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: XXX CHECK ISSUED BY: NATIONAL GENERAL QBEF360967 XXX 10/XX/2017 3:31:37 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.
204288698	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Non-Owner Occupied	Yes	Yes	Not attempting to contact the borrower	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204288702	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower called to advise that there had been a payment of $2,400 made on the account and to insure that it had been received.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to advise that there had been a payment of $2,400 made on the account and to insure that it had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288716	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288717	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	UTD	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288721	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288723	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	the customer was contacted and stated that they thought the account was current due to the mod, was informed that a payment in the trial was missed. The customer stated to get funds and bring account current.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  the customer was contacted and stated that they thought the account was current due to the mod, was informed that a payment in the trial was missed. The customer stated to get funds and bring account current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288724	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	The borrower called in to find out the total amount due. The borrower stated each year has the same issue because the utility bills in the winter are very high.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in to find out the total amount due.  The borrower stated each year has the same issue because the utility bills in the winter are very high.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288726	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Borrower had eye surgery and is distressed over her bills. Borrower always pays at the end of the month. Servicer advised the total amount due is $594.71. Borrower stated wanted to talk with the CEO, servicer advised they do not take calls but offered to connect the borrower with a manager. Borower stated will call back.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower had eye surgery and is distressed over her bills.  Borrower always pays at the end of the month.  Servicer advised the total amount due is $594.71.  Borrower stated wanted to talk with the CEO, servicer advised they do not take calls but offered to connect the borrower with a manager.  Borower stated will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288729	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	borrower did promise to pay	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	Chapter 13	Yes	No	No	The case was terminated on 02/XX/2018 per commentary dated 02/XX/2018.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower did promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.  The case was terminated on 02/XX/2018 per commentary dated 02/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288733	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	The borrower called to check the status of the account. The borrower stated had completed a repayment plan. Rep. advised of total amount $965.68 due for 8/17. Rep. advised the borrower of self service options and of the servicer next step. The borrower stated was under impression that the repayment plan agreement would bring account current. Rep advised the borrower that repayment plan would have brought loan current to 8/17 and advised borrower of the 8/17 payment has to be paid no later than 8/XX/17 in order to avoid possible negative credit. The borrower had to end the call due to going to a funeral.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called to check the status of the account. The borrower stated had completed a repayment plan. Rep. advised of total amount $965.68 due for 8/17. Rep. advised the borrower of self service options and of the servicer next step. The borrower stated was under impression that the repayment plan agreement would bring account current. Rep advised the borrower that repayment plan would have brought loan current to 8/17 and advised borrower of the 8/17 payment has to be paid no later than 8/XX/17 in order to avoid possible negative credit. The borrower had to end the call due to going to a funeral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288734	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	mod booked 10/XX/2017	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  mod booked 10/XX/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288735	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	The borrower called and authorized a payment in the amount of $833.59 dated 04/XX/2018 and 05/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called and authorized a payment in the amount of $833.59 dated 04/XX/2018 and 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288742	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Borrower called in to inquire on April payment and if went up. 3 payments scheduled, will set up auto payments when computer fixed.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to inquire on April payment and if went up. 3 payments scheduled, will set up auto payments when computer fixed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288743	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower was only able to make one payment.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was only able to make one payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288745	XXX	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower advised that he will make his payment via billpay within the grace period.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised that he will make his payment via billpay  within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288747	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2016 - comment history of bankruptcy	09/XX/2016 - comment history of bankruptcy
204288752	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower contact called in regards to payment. Owner occupied. Borrower had questions in regards to a past due notice. Borrower was advised she was due for 6/1 and 7/1. Was advised of late charge borrower declined to set up payment. RFD: unemployment not interested in repay plan. Was advised of docs needed for mod option. Borrower was sent Loss Mitigation packet.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower contact called in regards to payment. Owner occupied. Borrower had questions in regards to a past due notice. Borrower was advised she was due for 6/1 and 7/1. Was advised of late charge borrower declined to set up payment. RFD: unemployment not interested in repay plan. Was advised of docs needed for mod option. Borrower was sent Loss Mitigation packet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288753	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Good	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	Borrower received letter in mail regarding foreclosure. Agent advised to disregard that borrower is protected with FB plan.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower received letter in mail regarding foreclosure. Agent advised to disregard that borrower is protected with FB plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288760	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower stated that they would make at a least one payment online then ended the call.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated that they would make at a least one payment online then ended the call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Received borrower statement on dispute. Updated applicable fields to show loan status as of 04/XX/2017 current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288761	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower made payment and stated will make another payment 04/XX/2018.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower made payment and stated will make another payment 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288763	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	Good	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Borrower gave rfd of business failure and will make payments to get caught up. Agent advised of negative credit impact.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower gave rfd of business failure and will make payments to get caught up. Agent advised of negative credit impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288767	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288768	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Representative spoke with borrower mother who is authorized. Mother was interested in information concerning a modification.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Representative spoke with borrower mother who is authorized. Mother was interested in information concerning a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204288776	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288783	XXX	MI Active	Bankruptcy	8/XX/2018	9/XX/2018	N/A	Bankruptcy	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower called on 05/XX/2018 inquiring about the auto draft system as well as the process to reaffirm the debt. The borrower also made a payment at that time.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2016	No	Retention	Yes	1	Performing Under Plan	UTD	UTD	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called on 05/XX/2018 inquiring about the auto draft system as well as the process to reaffirm the debt. The borrower also made a payment at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288788	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower mailed a check in the amount of $818.61	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower mailed a check in the amount of $818.61
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288793	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower inquired about letter. Legal Assistant from law office called for statements, not sent while in active bankruptcy.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower inquired about letter. Legal Assistant from law office called for statements, not  sent while in active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288794	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288796	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2016	Contact attempts - however unable to contact borrower	Called and spoke with borrower who stated spouse will make a payment for $1488.77 on 8/XX/2016.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Called and spoke with borrower who stated spouse will make a payment for $1488.77 on 8/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288799	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	60	1	8/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	At last contact, the borrower called checking on the status of being sent the final modification agreement from the servicer and stated the property is non-owner occupied. On 7/XX/2011, the borrower stated they had a rental property with damages. A skiptrace was completed on 5/XX/2018 with unsuccessful results.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  At last contact, the borrower called checking on the status of being sent the final modification agreement from the servicer and stated the property is non-owner occupied. On 7/XX/2011, the borrower stated they had a rental property with damages.  A skiptrace was completed on 5/XX/2018 with unsuccessful results.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2015.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a dispute through Equifax.  The servicer sent verification of the account status to the credit bureau.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204288800	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	Good	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	borr. is currently on a reinstatement payment plan.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  borr. is currently on a reinstatement payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288801	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower was contacted for the payment and stated that the payment had been mailed and should have been received. The servicer advised the notes indicated a payment was received 8/XX/18, but hadn't been applied yet. the borrower expressed concern over getting collection calls, and was advised they could stop calls with a written request.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Current	Formal (Written)	2/XX/2018	6/XX/2018	$1,300.13	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was contacted for the payment and stated that the payment had been mailed and should have been received. The servicer advised the notes indicated a payment was received 8/XX/18, but hadn't been applied yet. the borrower expressed concern over getting collection calls, and was advised they could stop calls with a written request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288806	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Not attempting to contact the borrower	Customer called in 11/XX/2017 to discuss escrow situation and what to do with check from insurance company.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Customer called in 11/XX/2017 to discuss escrow situation and what to do with check from insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288813	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288815	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288818	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Borrower mailed in final Modification Documents, plan started 02/XX/2018 making the loan current.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower mailed in final Modification Documents, plan started 02/XX/2018 making the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288822	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	Good	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Per commentary dated for 05-30-2017, borrower called in to inquire about payment. Previous mod approval	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Per commentary dated for 05-30-2017, borrower called in to inquire about payment.
Previous mod approval
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288827	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2016	Not attempting to contact the borrower	The borrower called on 07/XX/2016 to have their online password reset.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower called on 07/XX/2016 to have their online password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288828	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Commentary states authorized third party called in to make a payment on the account and provided a reason for default.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states authorized third party called in to make a payment on the account and provided a reason for default.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288829	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower called to make sure the payment was received.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	UTD	UTD	UTD	Only mention of bankruptcy was provided, no specific information was given.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to make sure the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Only mention of bankruptcy was provided, no specific information was given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy comments in the file but not specific information was provided.	Bankruptcy comments in the file but not specific information was provided.
204288832	XXX	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in about the payment. The borrower stated funds were misapplied, she was advised the client would review the account.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in about the payment.  The borrower stated funds were misapplied, she was advised the client would review the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288834	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	An authorized third party was advised of total amount due and they stated they would reach out to borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  An authorized third party was advised of total amount due and they stated they would reach out to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288835	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower called to state a payment had been mailed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to state a payment had been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288837	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called on 05/XX/2018 to discuss their billing statements. The servicer advised they would start sending out the monthly statements.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	UTD	No	No	No	The notes on 02/XX/2013 referenced a prior bankruptcy was discharged. The details of the bankruptcy including the case number, chapter, and filing date were not provided.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called on 05/XX/2018 to discuss their billing statements. The servicer advised they would start sending out the monthly statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The notes on 02/XX/2013 referenced a prior bankruptcy was discharged. The details of the bankruptcy including the case number, chapter, and filing date were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288840	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to discuss payments.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288842	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called and advised they were not sure why their loan was delinquent because they made all of their payments through the bankruptcy. There were two payments in question for 09/30 and 10/30 each in the amount of $442.13. One payment was applied to the loan and it is unclear where the other payment went. The servicer advised the borrower they would submit a request for payment research. The servicer advised the borrower if they made an extra payment of $110.53 for the next four months, the loan would become current. The servicer recommended the borrower call back on 07/XX/2018 to follow up on the payment research.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called and advised they were not sure why their loan was delinquent because they made all of their payments through the bankruptcy. There were two payments in question for 09/30 and 10/30 each in the amount of $442.13. One payment was applied to the loan and it is unclear where the other payment went. The servicer advised the borrower they would submit a request for payment research. The servicer advised the borrower if they made an extra payment of $110.53 for the next four months, the loan would become current. The servicer recommended the borrower call back on 07/XX/2018 to follow up on the payment research.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 09/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288844	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called to find out why statement received stated she was past due. Agent advised the payment and statement passed in the mail.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	Yes	No	No	Limited information provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to find out why statement received stated she was past due.  Agent advised the payment and statement passed in the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2012.  Limited information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204288846	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2016	Ongoing dialogue with borrower	The borrower called regarding HAMP incentive letter.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	9/XX/2016	No	Retention	No	UTD	UTD	UTD	UTD	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called regarding HAMP incentive letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288847	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204288852	XXX	Delinquent	8/XX/2018	9/XX/2018	Death of Family Member	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2018	Ongoing dialogue with borrower	Borrower didn't know account was past due, stated her spouse died, and made a payment for $1664.81	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	Under Review	Formal (Written)	5/XX/2018	4/XX/2019	6/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower didn't know account was past due, stated her spouse died, and made a payment  for $1664.81
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Servicer set Borrower up on Repayment Plan. Borrower's delinquency due to recent retiree and needs to adjust to payment frequency and pay date, also Death in the Family.	Servicer set Borrower up on Repayment Plan. Borrower's delinquency due to recent retiree and needs to adjust to payment frequency and pay date, also Death in the Family.
204288857	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Not attempting to contact the borrower	The client verified the bankruptcy is still active, that the loan has been modified and that heir insurance has been paid.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Release from Stay Granted	Chapter 13	No	No	No	The comments on 05/XX/2018 stated relief from stay was granted through the plan entered on 04/XX/2014 due to the loan is being paid outside the plan. The case was closed on 05/XX/2018.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The client verified the bankruptcy is still active, that the loan has been modified and that heir insurance has been paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is release from stay granted.  The comments on 05/XX/2018 stated relief from stay was granted through the plan entered on 04/XX/2014 due to the loan is being paid outside the plan. The case was closed on 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288858	XXX	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Per the commentary the last conversation with the borrower was to make the 08/XX/2018 payment via speedpay of $444.98. On 05/XX/2018, the borrower cited the hardship as reduced income due to a $700 doctor bill. The customer declined to update financials; but wanted to set up the payments to bring the loan current. Payments were scheduled for $432.12 on 05/XX/2018 and for $811.16 on 06/XX/2018 and for $432.12 on 07/XX/2018.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Per the commentary the last conversation with the borrower was to make the 08/XX/2018 payment via speedpay of $444.98.  On 05/XX/2018, the borrower cited the hardship as reduced income due to a $700 doctor bill.  The customer declined to update financials; but wanted to set up the payments to bring the loan current.  Payments were scheduled for $432.12 on 05/XX/2018 and for $811.16 on 06/XX/2018 and for $432.12 on 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288863	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower states his RFD was due to fraud on his bank account and is trying to get some money together to make a payment.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower states his RFD was due to fraud on his bank account and is trying to get some money together to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no new updates on loan	no new updates on loan
204288865	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288869	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	Inquiry id HAMP loan. Advised that it is, quoted amount due, interest rate changes. Stated payment mailed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Inquiry id HAMP loan. Advised that it is, quoted amount due, interest rate changes. Stated payment mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288870	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	On 5/XX/2018, borrower stated that they mailed in money for the late fees. Borrower also stated that they would not be able to pay the changed payment amount. Prior to this contact, the servicer was unable to make contact with the borrower between the dates of 3/XX/18 and 5/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018, borrower stated that they mailed in money for the late fees.  Borrower also stated that they would not be able to pay the changed payment amount.  Prior to this contact, the servicer was unable to make contact with the borrower between the dates of 3/XX/18 and 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288872	XXX	Performing	8/XX/2018	5/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	On 5/XX/2018 the borrower indicated the property is owner occupied. Called regarding payments, was advised of different ways to make payments.	No	Fair	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower indicated the property is owner occupied.  Called regarding payments, was advised of different ways to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288875	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288880	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	UTD	Chapter 7	No	Per comments on 12-19-2013, case was a discharged chapter seven. No further information provided. Per online letter writer, a Bankruptcy periodic letter was sent in May and June 2018.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number Not provided.  The most recent bankruptcy status is not available in the information provided.  Per comments on 12-19-2013, case was a discharged chapter seven. No further information provided. Per online  letter writer, a Bankruptcy periodic letter was sent in May and June 2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy information limited. Notes from 12/XX/2013 indicates a chapter seven was discharged however, does not provide any further information.	Bankruptcy information limited. Notes from 12/XX/2013 indicates a chapter seven was discharged however, does not provide any further information.
204288881	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called to make payment.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	CH 7 Bky discharged 5/XX/2013	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.  CH 7 Bky discharged 5/XX/2013
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288889	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	60	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	UTD	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204288899	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Review-9/XX/2018-Notes indicate that an unauthorized third party called to inquire where to send a Homeowners Insurance Declarations page. Agent advised of where to send the information.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Review-9/XX/2018-Notes indicate that an unauthorized third party called to inquire where to send a Homeowners Insurance Declarations page. Agent advised of where to send the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288908	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	The borrower called in wanted to make a payment today for 1400.00 advised the borrower payment has already posted today.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in wanted to make a payment today for 1400.00 advised the borrower payment has already posted today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288911	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Spoke with borrower, was calling to confirmed dates of payments previously scheduled. Borrower updated payment dates.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with borrower, was calling to confirmed dates of payments previously scheduled. Borrower updated payment dates.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288913	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Agent advised borrower of total amount due in the amount of $1293.80 with next payment in the amount of $1209.90 being due 6/XX/2018. Borrower made promise to pay in the amount of $1209.90 to be made 6/XX/2018 via internet.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	4/XX/2018	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Agent advised borrower of total amount due in the amount of $1293.80 with next payment in the amount of $1209.90 being due 6/XX/2018. Borrower made promise to pay in the amount of $1209.90 to be made 6/XX/2018 via internet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288917	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower was called for a payment and was advised of the next nue date and amount due. The borrower stated work was slow but that the hardship is now resolved.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was called for a payment and was advised of the next nue date and amount due.  The borrower stated work was slow but that the hardship is now resolved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A payment dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288919	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288920	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Most recent conversation with borrower disclosed the payment was mailed in by the borrower.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Most recent conversation with borrower disclosed the payment was mailed in by the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288921	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Ongoing dialogue with borrower	8/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $900.94 ON 6/XX/2017.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  8/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $900.94 ON 6/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288923	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Not attempting to contact the borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288925	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288935	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Spoke to the authorized third party whom advised that the borrower had been ill and not working. They advised that the hardship is over. The agent advised that the borrower would need to provide at least 1 to 2 months of a down payment to be considered for a repayment plan. Authorized third party stated that they would contact the borrower and get back in touch with servicer.	No	Poor	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke to the authorized third party whom advised that the borrower had been ill and not working. They advised that the hardship is over.  The agent advised that the borrower would need to provide at least 1 to 2 months of a down payment to be considered for a repayment plan.  Authorized third party stated that they would contact the borrower and get back in touch with servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288938	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	On 8/XX/2018, the borrower called in requesting the recent payment in the amount of $1956.00 be reversed and applied to the escrow account. The amount was a refund from the homeowners insurance company.	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/2018, the borrower called in requesting the recent payment in the amount of $1956.00 be reversed and applied to the escrow account. The amount was a refund from the homeowners insurance company.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288939	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2016	Contact attempts - however unable to contact borrower	Called with a payment question	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Called with a payment question
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288940	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to inquire about fees on account. Representative explained the fees are from late charges in December and February and from legal fees.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to inquire about fees on account. Representative explained the fees are from late charges in December and February and from legal fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower reinstated loan. No Loss Mitigation activity conducted during the scope of this review.	Borrower reinstated loan. No Loss Mitigation activity conducted during the scope of this review.
204288942	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	Commentary states borrower called in regarding notice of intent letter. Borrower advised of letter information and account status.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Commentary states borrower called in regarding notice of intent letter. Borrower advised of letter information and account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288945	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	Ongoing dialogue with borrower	No	Yes	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288947	XXX	Performing	8/XX/2018	8/XX/2018	Payment Disputes	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	On 5/XX/2018 Borrower accepted a promise to pay $742.45 by 5/XX/2018. On 1/XX/2017 Borrower expressed an interest in applying for a modification.	No	Fair	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 5/XX/2018 Borrower accepted a promise to pay $742.45 by 5/XX/2018. On 1/XX/2017 Borrower expressed an interest in applying for a modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 2/XX/2017 borrower asked to have the funds sent in to be applied to monthly payment instead of escrow. On 6/XX/2017 servicer confirmed the payment was applied to the March and April amounts due. The borrower called in 7/XX/2018 and gave permission to process speed payment for $737.45.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288954	XXX	Performing	8/XX/2018	4/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204288956	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Most recent conversation with borrower was to go over payment plan and how to pay ahead.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Most recent conversation with borrower was to go over payment plan and how to pay ahead.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is performing. Prior loss mitigation completed with plan broken.	Loan is performing. Prior loss mitigation completed with plan broken.
204288958	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Ongoing dialogue with borrower	The borrower advised of the new insurance carrier.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower advised of the new insurance carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288967	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower advised they usual;y make their payments at the end of the month due to being paid commission.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2017	Yes	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised they usual;y make their payments at the end of the month due to being paid commission.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed annual tax increase causing monthly payment to increase, was error on tax department which a refund was issued; Funds were deposited back in escrow account on 05/XX/2018. Dispute is ongoing as borrower stated smaller escrow payment should have been retroactive back to July. Servicer s working with borrower to resolve. 07/XX/201 Agent advised the borrower that the correction was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Property located in FEMA disaster area 09/2017; no property damage noted.	Property located in FEMA disaster area 09/2017; no property damage noted.
204288970	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	The borrower called the servicer with a payment inquiry and advised the servicer's attorney sent a letter stating $2,000.00 is owed. The servicer requested a copy of the letter be faxed in for review.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	Yes	1	Delinquent Under Plan	Chapter 13	Yes	No	No	The plan was confirmed on 08/XX/2014. A Motion for Relief was not warranted per review on 04/XX/2018.

A previous chapter case, 00-10077, was filed 01/XX/200 and was discharged 04/XX/2000 per commentary dated 09/XX/2014.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called the servicer with a payment inquiry and advised the servicer's attorney sent a letter stating $2,000.00 is owed. The servicer requested a copy of the letter be faxed in for review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 09/XX/2014.  The plan was confirmed on 08/XX/2014. A Motion for Relief was not warranted per review on 04/XX/2018.

A previous chapter case, 00-10077, was filed 01/XX/200 and was discharged 04/XX/2000 per commentary dated 09/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The borrower had a HAMP modification from the prior servicer per commentary dated 01/XX/2017.	The borrower had a HAMP modification from the prior servicer per commentary dated 01/XX/2017.
204288982	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Per commentary the servicer spoke with the borrower regarding modification and programs; however, no hardship applied to borrower as perfect pay history and no hardship advised borrower to speak to bank if trying to just reduce interest by refinancing. The comments indicate a possible bankruptcy on the account however as of 01/XX/2016 it is noted as invalid mismatch to borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2013	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Per commentary the servicer spoke with the borrower regarding modification and programs; however, no hardship applied to borrower as perfect pay history and no hardship advised borrower to speak to bank if trying to just reduce interest by refinancing.  The comments indicate a possible bankruptcy on the account however as of 01/XX/2016 it is noted as invalid mismatch to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204288988	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2016	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288991	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to make payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	1/XX/2018	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288998	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Other	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204288999	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to inquire about payment. Borrower stated did not know why payment was showing past due for April and May as two payments were sent in the amount of $1122.31. Advise borrower of interest rate change to 5.25% with new payment of $1213.77.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	1/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to inquire about payment. Borrower stated did not know why payment was showing past due for April and May as two payments were sent  in the amount of $1122.31. Advise borrower of interest rate change to 5.25% with new payment of $1213.77.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289002	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2015	Ongoing dialogue with borrower	Borrower called about letter received stating that the borrower is an attorney represented. Advised that the borrower can disregard the letter.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Borrower called about letter received stating that the borrower is an attorney represented. Advised that  the borrower can disregard the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289003	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Contact attempts - however unable to contact borrower	At last contact, the borrower called in stated they have been working for two weeks after not being employed for three years. The borrower inquired about a modification due to the payment increasing with the next step-rate adjustment. The borrower was advised after providing their financial information they could afford the increase and was offered a repayment plan. The borrower stated they would need to call back after discussing with their family who has been providing financial support.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  At last contact, the borrower called in stated they have been working for two weeks after not being employed for three years.  The borrower inquired about a modification due to the payment increasing with the next step-rate adjustment.  The borrower was advised after providing their financial information they could afford the increase and was offered a repayment plan.  The borrower stated they would need to call back after discussing with their family who has been providing financial support.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289017	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower called regarding the Billing Statement showing a double payment. Agent advised borrower the reason for double payment is due to payment being received after Billing Statement was generated.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called regarding the Billing Statement showing a double payment. Agent advised borrower the reason for double payment is due to payment being received after Billing Statement was generated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289018	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Ongoing dialogue with borrower	Borrower has been consistently making late payments	No	Poor	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower has been consistently making late payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289023	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Occupied-UTD	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289026	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower called in to make a payment.	No	Good	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	UTD	Retention	Yes	1	Current	Formal (Written)	6/XX/2018	10/XX/2018	$1,093.60	7/XX/2018	Discharged	Chapter 13	No	No	No	Notes indicate BK was discharged with no information of when.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Notes indicate BK was discharged with no information of when.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289029	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	08/XX/2018 A Bankruptcy Periodic letter was sent.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2012	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  08/XX/2018 A Bankruptcy Periodic letter was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289030	XXX	Delinquent	8/XX/2018	8/XX/2018	Business Failure	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Most recent contact with borrower was to go over payment arrangements. Per Borrower business failure.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	1/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Most recent contact with borrower was to go over payment arrangements.  Per Borrower business failure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: No active loss mitigation noted.	No active loss mitigation noted.
204289031	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289037	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	On 3/XX/2018, the borrower called in to make a large payment in the amount of $7,968.14.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/2018, the borrower called in to make a large payment in the amount of $7,968.14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289040	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	The borrower made a speedpay payment.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	Yes	Retention	Yes	1	Release from Stay Granted	Chapter 13	No	Yes	No	Comment dated 12/XX/2017 reflects REM relief in place as of 10/XX/2013.	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a speedpay payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  Comment dated 12/XX/2017 reflects REM relief in place as of 10/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 10/XX/2017.	The property is located in a FEMA declared disaster area due to XXX noted on 10/XX/2017.
204289045	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower was provided delinquency amount and advised that the will make a bill pay payment later.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower was provided delinquency amount and advised that the will make a bill pay payment later.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289046	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The reason for default was not listed in the commentary provided. Per the commentary the borrower filed a Chapter 7 bankruptcy; however, the dates and details were not provided.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	The commentary did not reflect the filing or discharge date of the bankruptcy filed.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The reason for default was not listed in the commentary provided.  Per the commentary the borrower filed a Chapter 7 bankruptcy; however, the dates and details were not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary did not reflect the filing or discharge date of the bankruptcy filed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289048	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289051	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	The servicer made a collection call to the borrower who agreed to make a one-time payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The servicer made a collection call to the borrower who agreed to make a one-time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary dated 03/XX/2013 indicates the borrower obtained a modification.	Commentary dated 03/XX/2013 indicates the borrower obtained a modification.
204289053	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower stated went to Mexico, mother in law had accident. Rep. reviewed previous notes, offered self service options, borrower authorized to use bank account to process 1 spay, explained why payment changed in Feb. 2018, there was an escrow shortage, provided escrow account info. The borrower could get cheaper insurance and also can go to the county and apply for tax reduction, in order to make the monthly payments decrease.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated went to Mexico, mother in law had accident. Rep. reviewed previous notes, offered self service options, borrower authorized to use bank account to process 1 spay, explained why payment changed in Feb. 2018, there was an escrow shortage, provided escrow account info. The borrower could get cheaper insurance and also can go to the county and apply for tax reduction, in order to make the monthly payments decrease.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289058	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2017	Not attempting to contact the borrower	The last contact with the borrower was on 07/XX/2017 to discuss payment amount	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	7/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The last contact with the borrower was on 07/XX/2017 to discuss payment amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289065	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	The borrower called for assistance with website.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called for assistance with website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289069	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Last Modification booked 01/XX/2013	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last Modification booked 01/XX/2013
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no new updates	no new updates
204289070	XXX	Performing	8/XX/2018	4/XX/2018	UTD	0	1	3/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Account inquiry. Reason for default marital difficulties. Advise amount due is $1698.99. Advised next payment due in the amount of $824.83. Wanted to know if signed modification documents came in. Received final documents signed and funds. Borrower will go online and make payment of $688.62 for 03/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Account inquiry.  Reason for default marital difficulties.  Advise amount due is $1698.99.  Advised next payment due in the amount of $824.83.  Wanted to know if signed modification documents came in.  Received final documents signed and funds.  Borrower will go online and make payment of $688.62 for 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289074	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	7/XX/2014	Yes	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	MFR Filed	Chapter 13	Yes	Yes	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is MFR filed.  The proof of claim was filed 11/XX/2013.  A motion for relief was filed 12/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289077	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Commentary states borrower called in to make a payment on the account. Borrower was advised of the status of the account.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to make a payment on the account. Borrower was advised of the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The following comment in file: 01/XX/2013 due to discharged bankruptcy they are not liable for loan debt.
																																																																																																																																																																																															No additional bankruptcy information provided.	The following comment in file: 01/XX/2013 due to discharged bankruptcy they are not liable for loan debt. No additional bankruptcy information provided.
204289080	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	9/XX/2018	Tenant Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Collection call borr1 agreed to September payment, promise to mail in October's payment since it depends on availability of funds. Property is rented.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Collection call borr1 agreed to September payment, promise to mail in October's payment since it depends on availability of funds. Property is rented.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: borr is on rpp 5 months.	borr is on rpp 5 months.
204289089	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The borrower called advised son is authorized third party and has moved in with wife and kids. Will be assisting in making payments. Advised the borrower of repayment plan borrower stated being interested but can't speak with third party till after 4pm.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called advised son is authorized third party and has moved in with wife and kids. Will be assisting in making payments. Advised the borrower of repayment plan borrower stated being interested but can't speak with third party till after 4pm.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289097	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	7/XX/2015	Yes	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289107	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	The borrower advised the client that they got behind because they has to repair their car, but they are confident they can catch up. Borrower completed a seven month repayment plan.	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	Yes	1	Completed	Formal (Written)	1/XX/2018	7/XX/2018	$1,960.62	1/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower advised the client that they got behind because they has to repair their car, but they are confident they can catch up.  Borrower completed a seven month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289108	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower called to make a payment, but did not schedule future payments.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment, but did not schedule future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289111	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The servicer contacted borrower for payment on the account; servicer advised total amount due of $1500.22. The borrower stated they thought the payment was made already. Servicer advised last payment received was 05/XX/2018. Borrower advised the co-borrower pays the bills and was not able to talk with them at this time. Servicer advised borrower could apply for a forbearance plan, borrower declined. Call expectantly disconnected, no further contact noted.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	Noted 09/XX/2017 XXX - Roof and cosmetic damage to outside of home and pool area. Homeowners Choice P&C Insurance 727-213-3600; claim filed. Noted 06/XX/2018 next step is 90% inspection.	Wind	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer contacted borrower for payment on the account; servicer advised total amount due of $1500.22. The borrower stated they thought the payment was made already. Servicer advised last payment received was 05/XX/2018. Borrower advised the co-borrower pays the bills and was not able to talk with them at this time. Servicer advised borrower could apply for a forbearance plan, borrower declined. Call expectantly disconnected, no further contact noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Noted 09/XX/2017 XXX - Roof and cosmetic damage to outside of home and pool area. Homeowners Choice P&C Insurance XXX; claim filed. Noted 06/XX/2018 next step is 90% inspection.  The damage repair amount is estimated at $18,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $18,000.01 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF361521 XXX 11/XX/2017 8:33:19 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $18,000.01 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF361521 XXX 11/XX/2017 8:33:19 PM Yes, pending claim check and documents to release 1st draw. AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $18,000.01 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF361521 AMETOBO 11/XX/2017 8:33:19 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $18,000.01 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF361521 XXX 11/XX/2017 8:33:19 PM Yes, pending claim check and documents to release 1st draw. AMC's Response: Servicer Response added to review - no change in exceptions.
204289115	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Customer called in to inquire about making payment.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer called in to inquire about making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 10/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $7,991.10 ALT PHONE #1: XXX CLAIM NUMBER: XXX QBEF360481 XXX-XXX 10/XX/2017 1:01:11 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $7,991.10 ALT PHONE #1: XXX CLAIM NUMBER: FL17-0113439-E317 QBEF360481 XXX 10/XX/2017 1:01:11 PM Send to Hazard claims - is claim being monitored? Please provide ETA for completion AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 10/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $7,991.10 ALT PHONE #1: XXX CLAIM NUMBER: FL17-0113439-E317 QBEF360481 XXX 10/XX/2017 1:01:11 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $7,991.10 ALT PHONE #1: XXX CLAIM NUMBER: XXXX XXX XXX 10/XX/2017 1:01:11 PM Send to Hazard claims - is claim being monitored? Please provide ETA for completion AMC's Response: Servicer Response added to review - no change in exceptions.
204289116	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower set up payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower set up payment
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments dating back to 07/XX/2015 referenced the borrower filed a dispute claiming a payment was missing causing a negative reporting to the credit bureaus. The borrower was requested to submit proof of the payment. A review of the issue was conducted. A response was sent to the borrower on 08/XX/2015 advising the payment in question was returned for non-sufficient funds, and the credit reporting would not be adjusted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289118	XXX	Delinquent	8/XX/2018	9/XX/2018	Payment Disputes	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Not attempting to contact the borrower	Borrower called to discuss assistance for hurricane. She declined forbearance, and requested a copy of the payment history to be mailed.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called to discuss assistance for hurricane. She declined forbearance, and requested a copy of the payment history to be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289120	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	9/XX/2017	Not attempting to contact the borrower	Borrower called in seeking information on how to file an insurance claim.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in seeking information on how to file an insurance claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289121	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Casualty loss claim filed due to XXX. Disaster forbearance offered and accepted. Six month plan ending 4/XX/18 $4535.64 due. Plan kept. Home was damaged: roof leaking in 3 rooms; fire on one wall, and patio screen damaged. Claim filed. Home was livable. Borrowers plan to repair the home but repairs will affect their ability to repay.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Casualty loss claim filed due to XXX. Disaster forbearance offered and accepted.  Six month plan ending 4/XX/18 $4535.64 due.  Plan kept.  Home was damaged:  roof leaking in 3 rooms; fire on one wall, and patio screen damaged.  Claim filed.  Home was livable.  Borrowers plan to repair the home but repairs will affect their ability to repay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289127	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Death of Mortgagor	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called in and made a promise to pay by the 15th	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and made a promise to pay by the 15th
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary dated 02/XX/2016 indicates the borrower obtained a modification.	Commentary dated 02/XX/2016 indicates the borrower obtained a modification.
204289130	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	The borrower called on 01/XX/2018 inquiring about workout options stating they were retired and their spouse would no longer be able to assist with the payments. The servicer advised to apply for a modification.	No	Fair	Permanent	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	Discharged	Chapter 7	N/A	UTD	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called on 01/XX/2018 inquiring about workout options stating they were retired and their spouse would no longer be able to assist with the payments. The servicer advised to apply for a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	The comments indicated the loan was modified prior to the review period.
204289132	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower made pay by phone.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	Current	Informal (Verbal)	2/XX/2018	6/XX/2018	$621.26	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204289134	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289135	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Conversation with the borrower indicated that the account had been 30 days past due for the last year. The borrower indicated home and car repairs were the cause, but that the hardship was over. The borrower was advised of the total amount due $1,030.28, with the amount of $593.11 being due for the 4/XX/18 payment. The borrower arranged for a payment to be made through speedpay.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Conversation with the borrower indicated that the account had been 30 days past due for the last year. The borrower indicated home and car repairs were the cause, but that the hardship was over. The borrower was advised of the total amount due $1,030.28, with the amount of $593.11 being due for the 4/XX/18 payment. The borrower arranged for a payment to be made through speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289137	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to get clarification on lasts payments made.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to get clarification on lasts payments made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289139	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	Borrower called to schedule payment and stated the modification documents were sent back on Monday.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to schedule payment and stated the modification documents were sent back on Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Private mortgage insurance was cancelled due to auto term cited on 12/XX/2016.	Private mortgage insurance was cancelled due to auto term cited on 12/XX/2016.
204289140	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Spoke with borrower, borrower wanted daughter to help with the call, customer advised only receives social security and last month he only had enough to get meds and not make a full payment on the RPP plan	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke with borrower, borrower wanted daughter to help with the call, customer advised only receives social security and last month he only had enough to get meds and not make a full payment on the RPP plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289148	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The servicer made a collection call to the borrower and the borrower setup payments for three months.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer made a collection call to the borrower and the borrower setup payments for three months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The borrower stated another modification is desire in commentary dated 08/XX/2015.	The borrower stated another modification is desire in commentary dated 08/XX/2015.
204289149	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to discuss payment due.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to discuss payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289150	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	Yes	Yes	Ongoing dialogue with borrower	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289151	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289155	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called into make a payment processed payment in the amount of 2292.84	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Current	Formal (Written)	2/XX/2018	7/XX/2018	$2,060.08	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called into make a payment processed payment in the amount of 2292.84
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289160	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Payment Disputes	Bankruptcy	1	7/XX/2018	Owner Occupied	Poor	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Commentary states borrower called in regarding the payment inquiry. Borrower advised that account is in an active bankruptcy. Borrower processed a payment on the account. Representative advised only answering questions provided by the borrower and not attempting to collect.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	UTD	Borrower states on 07/XX/2018 that they are in active BK; AACER confirmed filing on 04/XX/2015.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in regarding the payment inquiry. Borrower advised that account is in an active bankruptcy. Borrower processed a payment on the account. Representative advised only answering questions provided by the borrower and not attempting to collect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Borrower states on 07/XX/2018 that they are in active BK; AACER confirmed filing on 04/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289161	XXX	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower set up payments from May to July of 2018 and wanted to know how to send in documents for name change	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	2/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower set up payments from May to July of 2018 and wanted to know how to send in documents for name change
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: As of 5/XX/18, loan is due for the May 2018 payment. Loan has had consistent 30 rolling day lates since July of 2017.

																																																																																																																																																																																															No new updates as of 8/XX/2018	As of 5/XX/18, loan is due for the May 2018 payment. Loan has had consistent 30 rolling day lates since July of 2017. No new updates as of 8/XX/2018
204289172	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2015	Contact attempts - however unable to contact borrower	Borrower called to make payment and advised reason for default is excessive obligations.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  Borrower called to make payment and advised reason for default is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289173	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower stated they want to escrow their homeowners insurance. Borrower also stated their statement doubled. Representative advised statements are generated at the beginning of the month and if payment is received after. Borrower also inquired about late charge. Representative advised there is no late charge on account. Representative also provided fax number to send in Escrow account request.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2016	No	Retention	Yes	1	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated they want to escrow their homeowners insurance. Borrower also stated their statement doubled. Representative advised statements are generated at the beginning of the month and if payment is received after. Borrower also inquired about late charge. Representative advised there is no late charge on account. Representative also provided fax number to send in Escrow account request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289178	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	borrower discussed payments and made a payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower discussed payments and made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289182	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	N/A	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Customer called to inquire about payment. Advised total amount due $1588.61 and 15 days grace period. Borrower advised to sign final documents for re-amortization agreement and to return both copies.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer called to inquire about payment. Advised total amount due $1588.61 and 15 days grace period. Borrower advised to sign final documents for re-amortization agreement and to return both copies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289186	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	The only contact in the last 3 years back on October 2017 customer advised would send in payment to cover payment shortage. Last skip trace 06/XX/2018.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The only contact in the last 3 years back on October 2017 customer advised would send in payment to cover payment shortage. Last skip trace 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289188	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower logged onto the client wevsite to update information on the account.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower logged onto the client wevsite to update information on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289190	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to verify the confirmation number from last payment. Also explained to the borrower that if they continued with their repayment plan the loan would be brought current in the month of December.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to verify the confirmation number from last payment. Also explained to the borrower that if they continued with their repayment plan the loan would be brought current in the month of December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The loan was modified on 06/XX/2017.	The loan was modified on 06/XX/2017.
204289198	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289203	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289210	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The customer stated that the reason for default is casualty loss. The borrower had a question about the billing statement and was advised the statement went out prior to the payment posting.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer stated that the reason for default is casualty loss.  The borrower had a question about the billing statement and was advised the statement went out prior to the payment posting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.
204289213	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2015	Contact attempts - however unable to contact borrower	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289221	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Son of Borrower called to discuss account. Borrower was placed on phone due to no 3rd party authorization. Representative advised how modified payments work and advised of deferred amount due. Representative advised Borrower that $351.24 is needed to bring account current. Representative sent out third party authorization form.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Son of Borrower called to discuss account. Borrower was placed on phone due to no 3rd party authorization. Representative advised how modified payments work and advised of deferred amount due. Representative advised Borrower that $351.24 is needed to bring account current. Representative sent out third party authorization form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289222	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower wanted information on disputing advance balances	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	4/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower wanted information on disputing advance balances
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289226	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in after receiving the Notice of Intent to Foreclose. Servicer advised the borrower that they have fallen one month behind. Borrower wanted to know what options are available. Servicer advised of a repay plan taking the delinquent amount and spreading it over a 2-6 month period along with the regular payments. Borrower advised the borrower no late fees would be assessed during that time period. Borrower advised they would catch up on their own.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in after receiving the Notice of Intent to Foreclose.  Servicer advised the borrower that they have fallen one month behind.  Borrower wanted to know what options are available.  Servicer advised of a repay plan taking the delinquent amount and spreading it over a 2-6 month period along with the regular payments.  Borrower advised the borrower no late fees would be assessed during that time period.  Borrower advised they would catch up on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289232	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Per last borrower contact, borrower wanted to know the balance on account and states will mail it declined to set up payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per last borrower contact, borrower wanted to know the balance on account and states will mail it declined to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289239	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to respond to letter sent. Advised sent before arrangement was made. Set payments for next three months.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to respond to letter sent.  Advised sent before arrangement was made.  Set payments for next three months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289246	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The servicer informed the borrower on 04/XX/2018 that the total amount due is $1,508.82.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer informed the borrower on 04/XX/2018 that the total amount due is $1,508.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289247	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Representative called to ask the intention of the property and the borrower intends to keep it. Borrower stated they would continue with payment plan.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Representative called to ask the intention of the property and the borrower intends to keep  it. Borrower stated they would continue with payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289252	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2016	Contact attempts - however unable to contact borrower	On 3/XX/2016 Borrower called in stating that bank took an unauthorized $700 payment and was advised by Servicer to send in a dispute. Borrower advised to not take any more payments out of account.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  On 3/XX/2016 Borrower called in stating that bank took an unauthorized $700 payment and was advised by Servicer to send in a dispute. Borrower advised to not take any more payments out of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no new updates	no new updates
204289257	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Advised inquiry. Borrower would like to make a payment. Check with supervisor unable to make payment due to the default status. Would need to set up a plan to take care of the default. Borrower will call back and set up plan to take care of the default. Notice of Intent to Foreclose was sent on 07/XX/2018; however, loan reflected as current and due for 09/XX/2018, comments do not reflect how loan became current.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Advised inquiry.  Borrower would like to make a payment.  Check with supervisor unable to make payment due to the default status.  Would need to set up a plan to take care of the default.  Borrower will call back and set up plan to take care of the default.  Notice of Intent to Foreclose was sent on 07/XX/2018; however, loan reflected as current and due for 09/XX/2018, comments do not reflect how loan became current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289258	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	The borrower called advised coffee spilled on final mod documents advised will resend. The borrower will remain in arrears until final mod documents are received.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	8/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called advised coffee spilled on final mod documents advised will resend. The borrower will remain in arrears until final mod documents are received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289265	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	The borrower completed a cap and extend modification; however from the collection comments it appears the borrower was delinquent shortly after.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	UTD	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower completed a cap and extend modification; however from the collection comments it appears the borrower was delinquent shortly after.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289266	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Commentary states borrower called in regarding documents received from servicer. Borrower was advise a loss mitigation package was sent out. Borrower also inquired about authorization form for third party.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	No	UTD	UTD	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Commentary states borrower called in regarding documents received from servicer. Borrower was advise a loss mitigation package was sent out. Borrower also inquired about authorization form for third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289267	XXX	Performing	8/XX/2018	5/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Not attempting to contact the borrower	Borrower called regarding payment being returned. Representative advised that Servicer will not make a second attempt for the payment. Borrower advised they are out of work at this time and is not getting disability. Borrower advised parents are helping.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called regarding payment being returned. Representative advised that Servicer will not make a second attempt for  the payment. Borrower advised they are out of work at this time and is not getting disability. Borrower advised parents are helping.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289269	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	The borrower advised the client that their home was impacted by Hurricane Harvey and wanted information on a forbearance.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower advised the client that their home was impacted by Hurricane Harvey and wanted information on a forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289270	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower called in and made a payment in amount of $3547.97 and provided borrower with the payment confirmation number.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and made a payment in amount of $3547.97 and provided borrower with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289279	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called with payment inquiry. Agent advised of status of account.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called with payment inquiry. Agent advised of status of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289285	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	The borrower called as they were having issues coming up with funds to make the April payment, have excessive obligations.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	3/XX/2014	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called as they were having issues coming up with funds to make the April payment, have excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289287	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called asking if they can go into a modification now that their disaster forbearance is coming to an end.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called asking if they can go into a modification now that their disaster forbearance is coming to an end.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 09/XX/2018 Servicer's Response: No indication of damage to the propery. Borrow is on a disaster forebearance plan offered to borrowers who's properties are located in an impacted area.
AMC's Response: Confirmed, there has been no damage to the property.

09/XX/2018- no new update	09/XX/2018 Servicer's Response: No indication of damage to the propery. Borrow is on a disaster forebearance plan offered to borrowers who's properties are located in an impacted area.
AMC's Response: Confirmed, there has been no damage to the property.

09/XX/2018- no new update
204289288	XXX	Performing	8/XX/2018	9/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower made a payment via IVR	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment via IVR
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289297	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289302	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	RFC payment inquiry	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  RFC payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289304	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Per last borrower contact, borrower called in for payment inquiry was advised next payment is due 10/XX/2017	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Per last borrower contact, borrower called in for payment inquiry was advised next payment is due 10/XX/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289307	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	8/XX/2014	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289308	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated he made payment online.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated he made payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289310	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower set up payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower set up payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 3/XX/2015 - comment loss mitigation letter sent	3/XX/2015 - comment loss mitigation letter sent
204289324	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289326	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Business Failure	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	Borrower made a pay by phone.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289334	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	11/XX/2012	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	At last contact, the borrower stated they were overextended with remodeling the home. They pulled money out of their retirement and contractor wants more to finish the job. The borrower stated they are self-employed and co-borrower is a wage-earner. Prior reasons for delinquency were medical expenses for child.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  At last contact, the borrower stated they were overextended with remodeling the home.  They pulled money out of their retirement and contractor wants more to finish the job.  The borrower stated they are self-employed and co-borrower is a wage-earner.  Prior reasons for delinquency were medical expenses for child.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289336	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	The last contact with the borrower was on 05/XX/2017 to discuss payment options.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The last contact with the borrower was on 05/XX/2017 to discuss payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204289341	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to cancel a payment due to fraud with her checking account. The borrower was advised that the date would be moved to 03/XX/2018 until she called back with the new checking account information.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to cancel a payment due to fraud with her checking account. The borrower was advised that the date would be moved to 03/XX/2018 until she called back with the new checking account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The loan was modified outside of the review period ( 05/XX/2015)	The loan was modified outside of the review period ( 05/XX/2015)
204289343	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289345	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Business Failure	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2016	Contact attempts - however unable to contact borrower	Last comment indicate borrower 10 day delinquent status. MI notice of Default filed as of last comment. Loan is in a current status, however, MI is not. RFD borrower self employed business failure.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	UTD	No	UTD	No	UTD	UTD	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Last comment indicate borrower 10 day delinquent status. MI notice of Default filed as of last comment. Loan is in a current status, however, MI is not. RFD borrower self employed business failure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289350	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower RFD was due to husband retiring and going from a job to SSI income, also borrower had a reduction of income on her job.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower RFD was due to husband retiring and going from a job to SSI income, also borrower had a reduction of income on her job.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer is disputing late fees, corp advance fees.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289361	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to make payment on the account. The borrower advised they were out of work a few days due to illness and they were not able to work overtime to gain enough funds.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment on the account. The borrower advised they were out of work a few days due to illness and they were not able to work overtime to gain enough funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289363	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower is waiting to receive commission to make payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower is waiting to receive commission  to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289372	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2016	Contact attempts - however unable to contact borrower	Per last borrower contact, borrower states was unemployed but did schedule a promise to pay. Borrower declined any loss mitigation assistance	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Per last borrower contact, borrower states was unemployed but did schedule a promise to pay.  Borrower declined any loss mitigation assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289374	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower is currently late. 30 day late. Late due to NSF. Will make payment to get caught up. Primary home. owner occupied. Borrower is questioning payments. should be current. will call her bank.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower is currently late. 30 day late. Late due to NSF. Will make payment to get caught up. Primary home. owner occupied. Borrower is questioning payments. should be current. will call her bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289386	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower obtained a Loan Modification outside of the scope of this review. The borrower current at time of review.	Borrower obtained a Loan Modification outside of the scope of this review. The borrower current at time of review.
204289389	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower schedule payment via bill pay for 07/XX/2018 for $550.60 and advised servicer will be setting up ACH for future payments. Per the commentary the servicer discussed a repayment plan with the borrower on 06/XX/2018 and the borrower declined.	No	Good	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	Yes	Retention	Yes	1	Discharged	Chapter 13	No	Yes	No	Amended POC filed 10/XX/2017	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower schedule payment via bill pay for 07/XX/2018 for $550.60 and advised servicer will be setting up ACH for future payments.  Per the commentary the servicer discussed a repayment plan with the borrower on 06/XX/2018 and the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2014.  Amended POC filed 10/XX/2017
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The collection notes are missing from the loan file from 07/XX/2018 to 08/XX/2018; the only new items received as of 08/XX/2018 were the online writer log and the comment consolidated log.	The collection notes are missing from the loan file from 07/XX/2018 to 08/XX/2018; the only new items received as of 08/XX/2018 were the online writer log and the comment consolidated log.
204289391	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Borrower promise to pay	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289395	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 11/XX/2012 - comment bankruptcy notice	11/XX/2012 - comment bankruptcy notice
204289406	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower mortgage is current. Became late on payments due to borrower 1 becoming ill. Borrower is employed, but not working. Borrower is doing in modification. Wants to start making double payments.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower mortgage is current. Became late on payments due to borrower 1 becoming ill. Borrower is employed, but not working.  Borrower is doing in modification. Wants to start making double payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower is doing a mod agreement to making payments to get caught up. Late due to ill borrower. Not currently working, but employed. no late payments in the last 12 months.	Borrower is doing a mod agreement to making payments to get caught up. Late due to ill borrower. Not currently working, but employed. no late payments in the last 12 months.
204289407	XXX	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower states his RFD was due to business failure. Agent advised that the loan has been delinquent for over a year but has the residual income to make double payments a month. Borrower said he had to help a family member and made home repairs. He plans on bringing the loan current by the end of the month.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower states his RFD was due to business failure. Agent advised that the loan has been delinquent for over a year but has the residual income to make double payments a month. Borrower said he had to help a family member and made home repairs. He plans on bringing the loan current by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289412	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower stated she wants to get current on payments.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated she wants to get current on payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289416	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower discussed the account, due dates and payments on the account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower discussed the account, due dates and payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289433	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated when payment was made and inquired about late fees. Borrower also stated tired of paying late fees.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	4/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated when payment was made and inquired about late fees. Borrower also stated tired of paying late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289436	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	8/XX/2018	Ongoing dialogue with borrower	08/XX/2018 The Servicer spoke with the Borrower regarding the payment that did not automatically withdrawal, the Borrower was informed that only 3 payments can be scheduled at the same time. In addition, the Borrower discussed a name change that occurred 12 years prior, the representative confirmed the name provided did not match the name on the loan and informed the the Borrower they will need to provide a written request for name change with one of the following documents; drivers license, social security card, divorce decree and or other court- related name change document.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 The Servicer spoke with the Borrower regarding the payment that did not automatically withdrawal, the Borrower was informed that only 3 payments can be scheduled at the same time. In addition, the Borrower discussed a name change that occurred 12 years prior, the representative confirmed the name provided did not match the name on the loan and informed the the Borrower they will need to provide a written request for name change with one of the following documents; drivers license, social security card, divorce decree and or other court- related name change document.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute of payment history appears to be resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289439	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	UTD	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	spoke to authorized 3rd party in regards to payment due, advised of grace period and consequences, expectation and next steps.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  spoke to authorized 3rd party in regards to payment due, advised of grace period and consequences, expectation and next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289446	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower called in to get an update on the repayment plan and was advised the next payment is scheduled for 04/XX/2018.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to get an update on the repayment plan and was advised the next payment is scheduled for 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289452	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Not attempting to contact the borrower	outbound call to borrower to collect past due payment. Payment arrangement processed with borrower. Borrower also requested to be put on DNC list.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  outbound call to borrower to collect past due payment. Payment arrangement processed with borrower.  Borrower also requested to be put on DNC list.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289453	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	On 5/XX/2018 Customer was called regarding current month due. Borrower could not make payment at that time since the bank account information was not available. Borrower was going to make a payment by May 14, 2018.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 Customer was called regarding current month due. Borrower could not make payment at that time since the bank account information was not available. Borrower was going to make a payment by May 14, 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289454	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Promise to pay $1566.57 on 05/XX/2018 plus $10 fee. Offered auto pay did not have time to go over it will follow up when she is able.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Promise to pay $1566.57 on 05/XX/2018 plus $10 fee.  Offered auto pay did not have time to go over it will follow up when she is able.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no new update	no new update
204289468	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289469	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Speedpay $1200.00 , on 08/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Speedpay $1200.00 , on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289471	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289472	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower called the servicer to make two payments. The servicer processed the request and discussed the repayment plan with the borrower's son.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called the servicer to make two payments. The servicer processed the request and discussed the repayment plan with the borrower's son.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 10/XX/2017. No damage was reported	The property is located in a FEMA declared disaster area due to XXX noted on 10/XX/2017. No damage was reported
204289473	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2016	Contact attempts - however unable to contact borrower	Per the comments on 5/XX/16, the borrower was asking about the tax form. The borrower was informed of the interest paid in the amount of $1986.25 and taxes paid in the amount of $1097.45. The attorney's phone number was updated, as well as the borrower's employment.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Performing Under Plan	Chapter 11	UTD	No	No	The loan was administratively closed on 04/XX/2017 with no evidence of discharge. A termination date was noted for 12/XX/2013 but the borrower remains represented by the bankruptcy attorney and making bankruptcy payments.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Per the comments on 5/XX/16, the borrower was asking about the tax form. The borrower was informed of the interest paid in the amount of $1986.25 and taxes paid in the amount of $1097.45. The attorney's phone number was updated, as well as the borrower's employment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is performing under plan.  The loan was administratively closed on 04/XX/2017 with no evidence of discharge.  A termination date was noted for 12/XX/2013 but the borrower remains represented by the bankruptcy attorney and making bankruptcy payments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204289477	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	9/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $1386.63.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  9/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $1386.63.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289486	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Per the comments on 5/XX/18, the borrower called in to ask about a notice received that said the borrower still owed a balance for the April payment.The borrower was advised there was a partial payment sitting in the suspense account. The borrower indicated they have always made a payment within the grace period, and asked when the loan fell behind. The borrower was informed the loan had been past due since 2015, at which time the borrower requested a payment history. Since the loan was past due with the prior servicer, the borrower will also contact them to get that payment history.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	Yes	Retention	No	Closed	Chapter 7	No	No	No	The comments mention the bankruptcy was terminated 12/XX/14. There are no other details about the bankruptcy.	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per the comments on 5/XX/18, the borrower called in to ask about a notice received that said the borrower still owed a balance for the April payment.The borrower was advised there was a partial payment sitting in the suspense account. The borrower indicated they have always made a payment within the grace period, and asked when the loan fell behind. The borrower was informed the loan had been past due since 2015, at which time the borrower requested a payment history. Since the loan was past due with the prior servicer, the borrower will also contact them to get that payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  The comments mention the bankruptcy was terminated 12/XX/14. There are no other details about the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.
204289488	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	The borrower called for assistance due to naural disaster borrower stated ale to live in the property. Borrower advised insurance will not replace roof due to age will pay out of pocket 2400.00. Borrower stated will need at least 3 months to regroup advised of 0.00 forbearance for 6 months at the end will need to bring account current or apply for loan mod. Borrower stated they are interested advised will get docs and mail in.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	Yes	Retention	Yes	1	Comments on 10/XX/2017 indicated the property has roof damage that would not be covered by the insurance due to the age of the roof. There is no evidence the repairs were completed. Comments on 09/XX/2017 indicated the borrower would repair the property out of pocket. The borrower advised the quote was $2400.00. The borrower did not indicate the repairs were completed as of the end of the review period.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called for assistance due to naural disaster borrower stated ale to live in the property. Borrower advised insurance will not replace roof due to age will pay out of pocket 2400.00. Borrower stated will need at least 3 months to regroup advised of 0.00 forbearance for 6 months at the end will need to bring account current or apply for loan mod. Borrower stated they are interested advised will get docs and mail in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 10/XX/2017 indicated the property has roof damage that would not be covered by the insurance due to the age of the roof. There is no evidence the repairs were completed. Comments on 09/XX/2017 indicated the borrower would repair the property out of pocket. The borrower advised the quote was $2400.00. The borrower did not indicate the repairs were completed as of the end of the review period.  The damage repair amount is estimated at $2,400.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.
204289490	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289495	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2015	Not attempting to contact the borrower	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	UTD	Yes	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289501	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The representative discussed the total amount due and the company's website to set up the automatic draft. The borrower will make July payment before the grace period.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The representative discussed the total amount due and the company's website to set up the automatic draft.  The borrower will make July payment before the grace period.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing late payments reported to credit bureau while borrower was in bankruptcy. Servicer responded and corrected and let borrower know it takes up to 60 days to see changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289503	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	12/XX/2016	Ongoing dialogue with borrower	Borrower called for total amount due to bring loan current and stated will pay it tomorrow.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called for total amount due to bring loan current and stated will pay it tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289523	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289526	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower called to inquire about payment and verified loan and attorney info.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to inquire about payment and verified loan and attorney info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289532	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	Borrower called too make payments, didn't have two full payments.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called too make payments, didn't have two full payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289546	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	03/XX/2018 inbound call borrower set up payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018 inbound call borrower set up payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289554	XXX	Gap Material Received	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The servicer made a collection call to the borrower who cited excessive obligations as the reason for default. The borrower then made a payment in the amount of $1,427.56.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer made a collection call to the borrower who cited excessive obligations as the reason for default. The borrower then made a payment in the amount of $1,427.56.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289556	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last Borrower contact payment was made	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last Borrower contact payment was made
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289570	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Outbound call to borrower who advised he made all payments. Servicer advised April payment was missed. Borrower indicated that payment was missed due to him needing to pay the IRS but will mail in missed payment.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound call to borrower who advised he made all payments.  Servicer advised April payment was missed.  Borrower indicated that payment was missed due to him needing to pay the IRS but will mail in missed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289571	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower discussed the due date, ordered a payoff and stated that they may pay the loan off.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower discussed the due date, ordered a payoff and stated that they may pay the loan off.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289579	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Tenant Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower said his son has lived in the property since the start; the son could not qualify for the loan.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower said his son has lived in the property since the start; the son could not qualify for the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204289580	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	Borrower logged on to website and changed their web email address.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower logged on to website and changed their web email address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289581	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to inquire about payoff amount. Advised $249,164.47. Borrower stated he may pay off loan, and will call back with payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to inquire about payoff amount.  Advised $249,164.47.  Borrower stated he may pay off loan, and will call back with payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204289593	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	On 5/XX/2018 Servicer advised the next payment due was for 5/XX/2018. Borrower advised making the May payment via the web on 5/XX/2018, but Servicer said it wasing showing up and they should double check.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 Servicer advised the next payment due was for 5/XX/2018. Borrower advised making the May payment via the web on 5/XX/2018, but Servicer said it wasing showing up and they should double check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289596	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	On 4/XX/2018, the borrower stated the reason for default was curtailment of income. Borrower stated that the borrower went back to work recently and is not able to pay march. Borrower is a landscaper and works seasonally. The co-borrower is in sales.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 4/XX/2018, the borrower stated the reason for default was curtailment of income.  Borrower stated that the borrower went back to work recently and is not able to pay march.  Borrower is a landscaper and works seasonally.  The co-borrower is in sales.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289601	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	Borrower advised will be making payment by the end of the month	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower advised will be making payment by the end of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289602	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	borrower made payment	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower made payment  Borrower is deceased and ---.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer responded to the credit bureau dispute and updated applicable fields to show the loan status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary dated 02/XX/2018 indicates the borrower has three prior modifications. The borrower stated a retention option is desired.	Commentary dated 02/XX/2018 indicates the borrower has three prior modifications. The borrower stated a retention option is desired.
204289603	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Outbound call to collect payment, which was subsequently scheduled.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound call to collect payment, which was subsequently scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289604	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289606	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Notes indicate that borrower has been disabled for 4 years & recently got a part time job. Property is a rental property that borrower rents but now, doesn't have a tenant. Agent offered borrower a repayment plan but they declined wanting to change terms of loan. Agent advised to accomplish that would need to refinance. Borrower advised that property is underwater. and probably should walk away.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Notes indicate that borrower has been disabled for 4 years & recently got a part time job. Property is a rental property that borrower rents but now, doesn't have a tenant. Agent offered borrower a repayment plan but they declined wanting to change terms of loan. Agent advised to accomplish that would need to refinance. Borrower advised that property is underwater. and probably should walk away.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289615	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower set up a repayment plan with the first payment scheduled for 05/18.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower set up a repayment plan with the first payment scheduled for 05/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289619	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called due to letter stating account had incorrect routing number for banking account information .	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	Yes	Retention	Yes	1	Comments on 06/XX/2016 indicated hurricane damages were incurred to the property on 08/XX/2008. The claim amount is $26,002.51. The borrower advised a contractor started the repairs but the contractor did not complete the repairs and took off with the rest of the funds. Comments on 12/XX/2017 indicated the borrower was completing self repairs. Comments on 05/XX/2018 indicated the servicer is waiting for an inspection indicating the repairs were 100% completed before the claim funds are released.	Other Natural Causes	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called due to letter stating account had incorrect routing number for banking account information .
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On 01/XX/2017, the servicer received a written credit dispute. The dispute was resolved on 01/XX/2017. The loan was status was updated to reflect the current status of the loan as of 01/XX/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 06/XX/2016 indicated hurricane damages were incurred to the property on 08/XX/2008. The claim amount is $26,002.51. The borrower advised a contractor started the repairs but the contractor did not complete the repairs and took off with the rest of the funds. Comments on 12/XX/2017 indicated the borrower was completing self repairs. Comments on 05/XX/2018 indicated the servicer is waiting for an inspection indicating the repairs were 100% completed before the claim funds are released.  The damage repair amount is estimated at $26,002.51.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 08/XX/2008 LOSS TYPE: HURRICANE DISASTER: HURRICANE GUSTAV 2008 CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $26,002.51 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF333420 BCACY 6/XX/2016 5:12:36 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 08/XX/2008 LOSS TYPE: HURRICANE DISASTER: HURRICANE GUSTAV 2008 CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $26,002.51 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF333420 BCACY 6/XX/2016 5:12:36 PM Partial Monitor, pending documents to release funds AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 08/XX/2008 LOSS TYPE: HURRICANE DISASTER: HURRICANE GUSTAV 2008 CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $26,002.51 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF333420 BCACY 6/XX/2016 5:12:36 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 08/XX/2008 LOSS TYPE: HURRICANE DISASTER: HURRICANE GUSTAV 2008 CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $26,002.51 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF333420 BCACY 6/XX/2016 5:12:36 PM Partial Monitor, pending documents to release funds AMC's Response: Servicer Response added to review - no change in exceptions.
204289629	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	7/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Commentary states borrower called in to make a payment on the account.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289649	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Curtailment of Income	Bankruptcy	1	8/XX/2018	Vacant	2/XX/2018	UTD	Yes	Yes	6/XX/2015	Ongoing dialogue with borrower	Last contact with borrower was 6/XX/2015. As of 2/XX/2018 propertyy is Vacant and Secured.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2015	No	Non-Retention	Yes	1	Filed/Under Plan	Chapter 13	Yes	Yes	No	After relief was granted, borrower turned and filed chapter 13, and as of post petition is current on payments.	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  Last contact with borrower was 6/XX/2015.   As of 2/XX/2018 propertyy is Vacant and Secured.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2014.  A motion for relief was filed 12/XX/2013.  After relief  was granted, borrower turned and filed chapter 13, and as of post petition is current on payments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Initially borrower was on a forbearance, payment was lost which lead to the plan being broken. cannot tell when plan was started. Borrower went to apply for 2 Modification but both were denied. Borrower then filed bankruptcy chapter 13, and switched to chapter 7, which the lender received motion for relief. Foreclosure never completed, another chapter 13 filed, as of post petition borrower is current with payments. Currently the property is vacant but secured.	Initially borrower was on a forbearance, payment was lost which lead to the plan being broken. cannot tell when plan was started. Borrower went to apply for 2 Modification but both were denied. Borrower then filed bankruptcy chapter 13, and switched to chapter 7, which the lender received motion for relief. Foreclosure never completed, another chapter 13 filed, as of post petition borrower is current with payments. Currently the property is vacant but secured.
204289652	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2016	Ongoing dialogue with borrower	The borrower inquired about NOI received and was told they would continue to receive notices until mod is completed.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower inquired about NOI received and was told they would continue to receive notices until mod is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204289653	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Ongoing dialogue with borrower	Called customer in regards to January installment. The customer made a payment in the amount of $2,126.85 for 01/XX/17.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Called customer in regards to January installment. The customer made a payment in the amount of $2,126.85  for 01/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289661	XXX	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	08/XX/2018 An Account Statement was sent to the Borrower.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  08/XX/2018 An Account Statement was sent to the Borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing a late fee and was advised to sent in the dispute in writing.  The dispute was received on 09/XX/2016 and the fee was waived and a response sent on 10/XX/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289670	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower stated he will make payment today after work for June and will be able to do another payment in two weeks to get the payments caught up.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated he will make payment today after work for June and will be able to do another payment in two weeks to get the payments caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289671	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289684	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	3/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The last contact with the borrower was on 03/XX/2018 to discuss a discrepancy in her arrearage amount.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The last contact with the borrower was on 03/XX/2018 to discuss a discrepancy in her arrearage amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289686	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The property is owner occupied, the borrower has excessive obligations. There was interest in setting up a repayment plan, a letter was to be sent to the borrower.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	9/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The property is owner occupied, the borrower has excessive obligations.  There was interest in setting up a repayment plan, a letter was to be sent to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289689	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called to make a payment and inquired about interest rate. Agent advised to check out Know Your Options for a refinance.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	3/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment and inquired about interest rate.  Agent advised to check out Know Your Options for a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289692	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2016	Ongoing dialogue with borrower	Call and spoke with the borrower, advised of the total amount due.The borrower advised they made a payment on company website on 09/XX/16.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Call and spoke with the borrower, advised of the total amount due.The borrower advised they made a payment on company website on 09/XX/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289693	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower provided RFD as illness. Servicer advised total amount due of $1459..46 Spouse advised the borrower is in the hospital and having lots of medical issues. Spouse stated they are not sure when they will be able to make the next payment. Servicer advised of forbearance work-out. Servicer advised to fill out the application and send in hardship. Servicer updated financial situation. Servicer made suggestions of possible financial resources.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	6/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower provided RFD as illness.  Servicer advised total amount due of $1459..46  Spouse advised the borrower is in the hospital and having lots of medical issues.  Spouse stated they are not sure when they will be able to make the next payment.  Servicer advised of forbearance work-out.  Servicer advised to fill out the application and send in hardship.  Servicer updated financial situation.  Servicer made suggestions of possible financial resources.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289694	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2016	Not attempting to contact the borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289698	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Modofication approved August 2016	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Modofication approved August 2016
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289701	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to advise that she mailed a check in for the wrong amount and would be sending the difference immediately. Borrower decline phone pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to advise that she mailed a check in for the wrong amount and would be sending the difference immediately. Borrower decline phone pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289704	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	60	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Ongoing dialogue with borrower	the customer was contacted and wanted to know if the payment sent had been posted. Also, provided a check over the phone	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  the customer was contacted and wanted to know if the payment sent had been posted. Also, provided a check over the phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289707	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	4/XX/2017	Ongoing dialogue with borrower	Borrower called to confirm payment was received, advised due to no authority could not provide account information, advised to have attorney call.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	UTD	Yes	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called to confirm payment was received, advised due to no authority could not provide account information, advised to have attorney call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 02/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289710	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	The authorized spouse called with insurance questions.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	Yes	No	Per collection comments, an In Rem in the bankruptcy case was provided to previous servicer where collection/Loss Mitigation efforts could have continued. No evidence this in rem transferred to current servicer.	Comments on 07/XX/2018 indicated a claim was initiated for XXX damages. The claim is expected to be partially monitored. The servicer is pending claim documents, adjuster's report and an endorsed check.	Other Natural Causes	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized spouse called with insurance questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 01/XX/2018.  Per collection comments, an In Rem in the bankruptcy case was provided to previous servicer where collection/Loss Mitigation efforts could have continued. No evidence this in rem transferred to current servicer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 07/XX/2018 indicated a claim was initiated for XXX damages. The claim is expected to be partially monitored. The servicer is pending claim documents, adjuster's report and an endorsed check.  The damage repair amount is estimated at $10,001.00.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289712	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called to confirm payment on file	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	11/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to confirm payment on file
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan was due for May 2018 payment as of 5/XX/18. Multiple 30 day lates within the last 12 months. May 2018 payment made 6/XX/18	Loan was due for May 2018 payment as of 5/XX/18. Multiple 30 day lates within the last 12 months. May 2018 payment made 6/XX/18
204289713	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Not attempting to contact the borrower	The borrower called to request a billing statement and 12 month payment history. The borrower was advised that due to the status of the account the servicer can't send statements but can send a Verification of Mortgage. The servicer requested that a pay history and Verification of Mortgage be mailed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called to request a billing statement and 12 month payment history.  The borrower was advised that due to the status of the account the servicer can't send statements but can send a Verification of Mortgage.  The servicer requested that a pay history and Verification of Mortgage be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289722	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower had general questions as to how her payments were being applied to the account.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower had general questions as to how her payments were being applied to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289725	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	11/XX/2017 -- Borrower returned our called - advised borrower of delinquent account -- borrower promises to pay.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  11/XX/2017 -- Borrower returned our called - advised borrower of delinquent account -- borrower promises to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289726	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	Payment Disputes	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Outbound call to collect payment.	No	Fair	Resolved	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2016	No	Retention	Yes	1	Discharged	Chapter 13	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Outbound call to collect payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  There is an ongoing dispute with the borrower.  The commentary dated 08/XX/2018 notes the borrower is still disputing the total amount due and the payment history.  The servicer advised the dispute is long term and has already received a response from a written dispute.  The servicer advised the difference that is being asked for is just under $500 and late fees are being applied with negative credit reporting.  The borrower stated is aware of that but will continue to pay what is believed to be correct.  The servicer stated then everything will continue and if disputes again, agents will not be able to resolve the dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response:  1.0 TITLE - SERVICER TO CONFIRM ISSUE WITH TITLE; 1.0 DISPUTE - SERVICER TO CONFIRM IF DISPUTE RESOLVED AND PROVIDE MORE DETAILS  AMC's Response:  Corrected dispute exception to a level 1 exception due to evidence of dispute being resolved. Exception for title issue has been removed due to evidence in the collection comments that the issue has been resolved.  Title Response: The current title search report did not find any unreleased lien issues, and the final title policy is clear with no Schedule B exceptions from coverage.  09/XX/2018 XXX Response:  Appears CBR dispute is resolved.  Borrower missed a pmt in 2014.  He will send it in

XXX filed title claim on 10/XX/15. Outside counsel retained. Resolution is still in process through litigation AMC Response: Servicer comment added to review, no change in exceptions.	09/XX/2018 Servicer Response: 1.0 TITLE - SERVICER TO CONFIRM ISSUE WITH TITLE; 1.0 DISPUTE - SERVICER TO CONFIRM IF DISPUTE RESOLVED AND PROVIDE MORE DETAILS AMC's Response: Corrected dispute exception to a level 1 exception due to evidence of dispute being resolved. Exception for title issue has been removed due to evidence in the collection comments that the issue has been resolved. Title Response: The current title search report did not find any unreleased lien issues, and the final title policy is clear with no Schedule B exceptions from coverage. 09/XX/2018 XXX Response: Appears CBR dispute is resolved. Borrower missed a pmt in 2014. He will send it in

XXX filed title claim on 10/XX/15. Outside counsel retained. Resolution is still in process through litigation AMC Response: Servicer comment added to review, no change in exceptions.
204289727	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Borrower called to see why got a bill showing past due and borrower paid $50.78 today to cover remaining of 03/2018 payment since payment was short.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to see why got a bill showing past due and borrower paid $50.78 today to cover remaining of 03/2018 payment since payment was short.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289731	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called in to inquire about insurance claim for roof damage.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	Current	Formal (Written)	2/XX/2018	7/XX/2018	$1,175.89	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to inquire about insurance claim for roof damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289735	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Per last borrower contact, borrower states having a hard time making payment through IVR. Borrower called into confirm payment of $1076.58 and to make payment over the phone.	No	Good	Resolved	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	Closed	Chapter 7	No	Yes	No	The motion to approve the loan modification was filed on 05/XX/2017.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per last borrower contact, borrower states having a hard time making payment through IVR. Borrower called into confirm payment of $1076.58 and to make payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is closed.  A motion for relief was filed 07/XX/2017.  The motion to approve the loan modification was filed on 05/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289740	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Spoke with the borrower, advised borrower the payment on 06/XX/2018 for 5/XX/2018 and 6/XX/18. Advised the payment is $1,762.73.	No	Poor	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with the borrower, advised borrower the payment on 06/XX/2018 for 5/XX/2018 and 6/XX/18. Advised the payment is $1,762.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289748	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289749	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	The borrower stated their reason for default was unemployment. They stated this issue has been resolved and agreed to a six month repayment program.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated their reason for default was unemployment.  They stated this issue has been resolved and agreed to a six month repayment program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289753	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	inbound call from borrower to process payment for March and April.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  inbound call from borrower to process payment for March and April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289754	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	The borrower called the servicer and believed the loan had been current. The borrower said two payments were held by the bank, but thought they were made. The borrower also underwent a name changed and was advised to send in the appropriate documentation.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called the servicer and believed the loan had been current. The borrower said two payments were held by the bank, but thought they were made. The borrower also underwent a name changed and was advised to send in the appropriate documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 indicates the borrower obtained a modification in 2010.	Commentary dated 09/XX/2017 indicates the borrower obtained a modification in 2010.
204289761	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	Yes	1	Current	Formal (Written)	5/XX/2018	11/XX/2018	$360.30	5/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289763	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The communication from the lender seem to be directly to the borrower	The communication from the lender seem to be directly to the borrower
204289765	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	Borrower called to request a copy of last payment made on the account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2014	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to request a copy of last payment made on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289768	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called in to find out if has been paying fee for using XXX. Advised is based on location if pays fee for using speeday will likely pay when using XXX.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	Yes	1	Discharged	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to find out if has been paying fee for using XXX. Advised is based on location if pays fee for using speeday will likely pay when using XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289769	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Vacant	9/XX/2017	UTD	Yes	Yes	2/XX/2017	Not attempting to contact the borrower	The borrower was contacted on 02/XX/2017 at which time the made a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower was contacted on 02/XX/2017 at which time the made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
204289779	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289781	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower made payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289782	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower states his RFD was due to unemployment. He has been out of work for 6 months and just started a new job in January. A workout plan was discussed to bring the loan current. He will pay an additional $300 a month until he is caught up.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	8/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower states his RFD was due to unemployment. He has been out of work for 6 months and just started a new job in January. A workout plan was discussed to bring the loan current. He will pay an additional $300  a month until he is caught up.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289784	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Servicer advised borrower that payment increased due to escrow shortage. Borrower promised payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer advised borrower that payment increased due to escrow shortage. Borrower promised payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289791	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Tenant Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Notes indicate that borrower called to advise of the May payment. Borrower advised that property is tenant occupied and hasn't received the rent, can't make payment yet.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Notes indicate that borrower called to advise of the May payment. Borrower advised that property is tenant occupied and hasn't received the rent, can't make payment yet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204289792	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	Per the 8/XX/18 comments, the borrower called in to ask about paying the real estate taxes on their own, what the consequences are and how it would affect the loan. The borrower was advised that it may depend on the county. the borrower wanted to know how much is being paid and how it is paid. The servicer sent the last two escrow analysis statements to the borrower, provided a fax number for inquiries and disputes, and was informed how long the process could take.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	No	Closed	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Per the 8/XX/18 comments, the borrower called in to ask about paying the real estate taxes on their own, what the consequences are and how it would affect the loan. The borrower was advised that it may depend on the county. the borrower wanted to know how much is being paid and how it is paid. The servicer sent the last two escrow analysis statements to the borrower, provided a fax number for inquiries and disputes, and was informed how long the process could take.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289793	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower referenced illness and stated utility bills higher in summer months, servicer set borrower up on a six month repayment plan and borrower paid $1,097.07 effective 07/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	No	Current	Formal (Written)	7/XX/2018	12/XX/2018	$1,214.23	8/XX/2018	Per commentary 07/XX/2018 loss type is listed as tree damage with a loss date of 07/XX/20018; however, no further details provided. Per the online writer a Certificate of Completion, Contractor Condition and Repairs Affidavit were received 08/XX/2018. A partial draw was completed 09/XX/2018.	Wind	Complete	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower referenced illness and stated utility bills higher in summer months, servicer set borrower up on a six month repayment plan and borrower paid $1,097.07 effective 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Per commentary 07/XX/2018 loss type is listed as tree damage with a loss date of 07/XX/20018; however, no further details provided.  Per the online writer a Certificate of Completion, Contractor Condition and Repairs Affidavit were received 08/XX/2018.  A partial draw was completed 09/XX/2018.  The damage repair amount is estimated at $12,176.62.  Property repair is complete.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289794	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower wanted to verify the payment amount of August and was advised that it was $1,398.23.	No	Poor	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	Yes	UTD	Yes	Filing date was not provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower wanted to verify the payment amount of August and was advised that it was $1,398.23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2013 and there is evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.  Filing date was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy and modification comments provided.	Bankruptcy and modification comments provided.
204289796	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	Borrower inquired if she could make a payment with debit card. Advised no.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Closed	Chapter 13	Yes	Yes	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower inquired if she could make a payment with debit card. Advised no.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed 11/XX/2012.  A motion for relief was filed 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289800	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	2/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	Borrower completed trial plan in 2/2014 and is no w on a modification.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower completed trial plan in 2/2014 and is no w on a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289803	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	2/XX/2016	Ongoing dialogue with borrower	Contact was made with the borrower to advise of the total amount due and also advised they needed to put a plan in place to bring the account current.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Contact was made with the borrower to advise of the total amount due and also advised they needed to put a plan in place to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289806	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower calling in regards to prepayment plan. Agent went over different options with borrower.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower calling in regards to prepayment plan. Agent went over different options with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289817	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	Borrower called to make a payment on the account.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289828	XXX	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower contacted the servicer to make a payment on the repayment plan, the servicer scheduled three payments of $1,455.79 each for 07/XX/2018, 08/XX/2018 and 09/XX/2018. Per commentary the borrower completed a repayment plan 06/XX/2018 for 6 payments ending 11/XX/2018 with a $1,700 down payment. The comments on 05/XX/2018 reflect the borrower was denied a modification due to the loan being past due with the casualty loss occurred.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	Yes	1	Current	Formal (Written)	6/XX/2018	11/XX/2018	$1,455.79	7/XX/2018	05/XX/2018-Borrower advised that he made some repairs to the roof that was damaged in XXX but it is still leaking. No claim has been filed	Other Natural Causes	Not Started	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower contacted the servicer to make a payment on the repayment plan, the servicer scheduled three payments of $1,455.79 each for 07/XX/2018, 08/XX/2018 and 09/XX/2018.  Per commentary the borrower completed a repayment plan 06/XX/2018 for 6 payments ending 11/XX/2018 with a $1,700 down payment.  The comments on 05/XX/2018 reflect the borrower was denied a modification due to the loan being past due with the casualty loss occurred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  05/XX/2018-Borrower advised that he made some repairs to the roof that was damaged in XXX but it is still leaking. No claim has been filed  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The updated collection notes were not provided, the only documentation received through 08/XX/2018 was the online writer log and the comment consolidated log.	The updated collection notes were not provided, the only documentation received through 08/XX/2018 was the online writer log and the comment consolidated log.
204289830	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Not attempting to contact the borrower	Borrower contact made and payment processed. Account details and future payment arrangements discussed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower contact made and payment processed. Account details and future payment arrangements discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289850	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	6/XX/2016	Contact attempts - however unable to contact borrower	Per commentary dated for 2016-06-03, borrower stated that repairs was needed on the property.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Per commentary dated for 2016-06-03, borrower stated that repairs was needed on the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289852	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower called to verify the ACH debits are in placed since the loan has been modified. The borrower was advised that she has drafts set up to be taken out on the 1st of the month in July. The borrower requested to change the date to the 15th and was advised to send a fax request.	No	Good	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to verify the ACH debits are in placed since the loan has been modified. The borrower was advised that she has drafts set up to be taken out on the 1st of the month in July. The borrower requested to change the date to the 15th and was advised to send a fax request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Modification was modified outside the review period on 06/XX/2018.	Modification was modified outside the review period on 06/XX/2018.
204289853	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	The borrower called the client about a letter they received. The client advised they are covered from it because they are on a repayment plan.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called the client about a letter they received.  The client advised they are covered from it because they are on a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289863	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower authorized a payment in the amount of $1878.99.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower authorized a payment in the amount of $1878.99.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289864	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower 1 called in and wanted their name removed from the account because only borrower 2 lived in the property. Advised would need to refinance the property to remove their name. Promise to pay	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower 1 called in and wanted their name removed from the account because only borrower 2 lived in the property.  Advised would need to refinance the property to remove their name.  Promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289870	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289871	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Inbound call from borrower to set up payment on the loan; Agent assisted.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Inbound call from borrower to set up payment on the loan; Agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289883	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289886	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Customer called in to conduct a payment of $395.04 and was advised the payment would apply to June installment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer called in to conduct a payment of $395.04 and was advised the payment would apply to June installment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289893	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrowers last contact with servicer was on 04/XX/2018 regarding whether the servicer received the borrowers payment they had made.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrowers last contact with servicer was on 04/XX/2018 regarding whether the servicer received the borrowers payment they had made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289897	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Per commentary the reason for default was listed as unemployment. The last conversation with borrower was how to pay the escrow shortage and the the final modification docs were received.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2011	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Per commentary the reason for default was listed as unemployment.  The last conversation with borrower was how to pay the escrow shortage and the the final modification docs were received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Resolved modification dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289898	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	The borrower stated that January and February are slow months for his business but it should pick up soon.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower stated that January and February are slow months for his business but it should pick up soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289900	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Modification completed 3/XX/2013. Borrower has been paying after late charge.	Modification completed 3/XX/2013. Borrower has been paying after late charge.
204289910	XXX	Delinquent	8/XX/2018	8/XX/2018	Marital Difficulties	30	1	9/XX/2018	Tenant Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	At last contact, the co-borrower called in requesting a payment history to show if the loan has been 60 days past due. The borrower was awarded the property in the divorce but if has been 60 days past due, then the co-borrower can make the borrower sell the property. On 5/XX/2018, the borrower called in and stated the co-borrower was awarded the property.	No	Poor	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  At last contact, the co-borrower called in requesting a payment history to show if the loan has been 60 days past due.  The borrower was awarded the property in the divorce but if has been 60 days past due, then the co-borrower can make the borrower sell the property. On 5/XX/2018, the borrower called in and stated the co-borrower was awarded the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204289911	XXX	Performing	8/XX/2018	8/XX/2018	Payment Adjustments	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Authorized third party daughter of borrower called to see if due date could be changed to end of the month. Servicer stated unable to change due date.	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Authorized third party daughter of borrower called to see if due date could be changed to end of the month. Servicer stated unable to change due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289914	XXX	Delinquent	8/XX/2018	8/XX/2018	Business Failure	60	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower advised that a payment had been made through the interactive voice response system; borrower stated they are self employed and business is slow.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower advised that a payment had been made through the interactive voice response system; borrower stated they are self employed and business is slow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 6/XX/2018-Notes indicate that Reason for Default is that borrowers self-employed business in not doing well and business is slow. Borrowers income is commissioned based. Borrowers completed a loan modification in 2012.	6/XX/2018-Notes indicate that Reason for Default is that borrowers self-employed business in not doing well and business is slow. Borrowers income is commissioned based. Borrowers completed a loan modification in 2012.
204289918	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	The borrower was contacted and stated that they need to change the draft date for the Repayment Plan. The borrower stated there was a death in the borrower's family and they had to assist with burial. The borrower wanted to change the date based on the date they get paid. The date was amended.. Account should be up to date in 7/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was contacted and stated that they need to change the draft date for the Repayment Plan.  The borrower stated there was a death in the borrower's family and they had to assist with burial.  The borrower wanted to change the date based on the date they get paid.  The date was amended..  Account should be up to date in 7/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289920	XXX	Delinquent	8/XX/2018	9/XX/2018	Illness - Mortgagor	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower was contacted 4/XX/2018 to discuss when payments would be made. Update: Borrower stated on 9/XX/19 that they would be making a payment later that day.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower was contacted 4/XX/2018 to discuss when payments would be made.  Update:  Borrower stated on 9/XX/19 that they would be making a payment later that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289928	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called in to ask about payment statement and amounts due. Advised how statements work. Borrower understands explanation.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to ask about payment statement and amounts due. Advised how statements work. Borrower understands explanation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289933	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	Most recent contact with borrower was to go over payment arrangements and reason for default.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other	4/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Most recent contact with borrower was to go over payment arrangements and reason for default.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289941	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	Per the comments on 1/XX/18, the borrower was requesting online access to the account be reinstated. The borrower also indicated that the borrower was no longer represented by an attorney. The borrower wanted to get the 1098 form for the loan. The borrower was told that the request was sent to regain the access to the account and that the 1098 for was not ready yet. The borrower was told to check back on 1/XX/18 for the tax form.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	1	Discharged	Chapter 7	UTD	Comments on 1/XX/2018 refer to Chapter 13 bankruptcy, but all other comments indicate "Chapter 7 no asset".	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Per the comments on 1/XX/18, the borrower was requesting online access to the account be reinstated. The borrower also indicated that the borrower was no longer represented by an attorney. The borrower wanted to get the 1098 form for the loan. The borrower was told that the request was sent to regain the access to the account and that the 1098 for was not ready yet. The borrower was told to check back on 1/XX/18 for the tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.  Comments on 1/XX/2018 refer to Chapter 13 bankruptcy, but all other comments indicate "Chapter 7 no asset".
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289945	XXX	Performing	8/XX/2018	8/XX/2018	Death of Mortgagor	0	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	Permanent	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: There is a possible deceased borower on this loan. XXX needs to receive documentation in the form of a death certificate to validate the borrower's death AMC Response: Servicer comment added to review, no change in exceptions.	09/XX/2018 XXX Response: There is a possible deceased borower on this loan. XXX needs to receive documentation in the form of a death certificate to validate the borrower's death AMC Response: Servicer comment added to review, no change in exceptions.
204289949	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289957	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Mortgagor	30	1	7/XX/2018	Non-Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2016	Yes	7/XX/2018	Ongoing dialogue with borrower	Discussed documents in regards to assumption with spouse.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Discussed documents in regards to assumption with spouse.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204289961	XXX	Gap Material Received	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	30	1	9/XX/2018	Owner Occupied	Average	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower was advised that for the month of May his payments were in the amount of $1481.31 and that starting this month his payment changed to $1190.34. Advised that since his payments have changed and he has always sent more of the needed amount there has always been funds in suspense and now it has corrected itself.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was advised that for the month of May his payments were in the amount of $1481.31 and that starting this month his payment changed to $1190.34.  Advised that since his payments have changed and he has always sent more of the needed amount there has always been funds in suspense and now it has corrected itself.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289966	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2016	Incomplete	9/XX/2015	10/XX/2015	8/XX/2018	Ongoing dialogue with borrower	Borrower wanted to speak to a manager. Borr was concerned about rpp, payment was due on a sunday and was done the next business day. Borr was advised that plan would not help bring the loan current as Hazard ins increased the payment amount. Borr promised to call back to enroll in new rpp after she speaks to husband.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	8/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower wanted to speak to a manager. Borr was concerned about rpp, payment was due on a sunday and was done the next business day. Borr was advised that plan would not help bring the loan current as Hazard ins increased the payment amount. Borr promised to call back to enroll in new rpp after she speaks to husband.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289967	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	The borrower scheduled a payment for 08/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower scheduled a payment for 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289970	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	10/XX/2015	8/XX/2018	Ongoing dialogue with borrower	Discussed next payment due.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Discussed next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289972	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	UTD	UTD	Incomplete	9/XX/2015	10/XX/2015	Incomplete	9/XX/2015	10/XX/2015	3/XX/2018	Ongoing dialogue with borrower	Borrower called to bring loan current with assistance of tax return funds.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2017	No	Retention	No	Completed	Informal (Verbal)	11/XX/2017	3/XX/2018	$1,278.61	12/XX/2017	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to bring loan current with assistance of tax return funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204289975	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	Borrower called to make a payment and provided Reason For Delinquency due to Loan Term Excessive Obligations. for car repairs, hardship ongoing. Intent to retain property.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2016	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower called to make a payment and provided Reason For Delinquency due to Loan Term Excessive Obligations. for car repairs, hardship ongoing. Intent to retain property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289984	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	11/XX/2015	7/XX/2018	Ongoing dialogue with borrower	The borrower called into make a payment advised will have rental income going forward. The borrowr advised the reason for default was illness of a family member and they are not receiving unemployment. The borrower advised they will return to work on 08/XX/2018. Advised of modification in 2015.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	7/XX/2018	No	Retention	No	UTD	UTD	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called into  make a payment advised will have rental income going forward. The borrowr advised the reason for default was illness of a family member and they are not receiving unemployment. The borrower advised they will return to work on 08/XX/2018. Advised of modification in 2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289989	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204289991	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in reference to late fees showing on statement	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in reference to late fees showing on statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204289992	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Per last borrower contact, was advised of forbearance plan and was grateful the plan was extended. Said will review for more options when forbearance ends.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Per last borrower contact, was advised of forbearance plan and was grateful the plan was extended. Said will review for more options when forbearance ends.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204289998	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2016	Contact attempts - however unable to contact borrower	There was an outbound call to the borrower about the final mod docs, he was advised that the docs needed to be in by 11/01.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  There was an outbound call to the borrower about the final mod docs, he was advised that the docs needed to be in by 11/01.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290004	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290005	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290016	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	Yes	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Delinquent Under Plan	Chapter 13	Yes	No	No	The collection comments are not clear as to when the Bankruptcy was filed	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed 12/XX/2012.  The collection comments are not clear as to when the Bankruptcy was filed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290020	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	10/XX/2017	Not attempting to contact the borrower	The borrower called in and the agent advised borrower on how to submit request from attorney to allow borrower to discuss account. Agent also advised of IVR for one time payment using a visa debit card.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	No	No	Chapter 7 bankruptcy case XXX filed 8/XX/1995 ad discharged 11/XX/1995.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called in and the agent advised borrower on how to submit request from attorney to allow borrower to discuss account.  Agent also advised of IVR for one time payment using a visa debit card.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2013.  Chapter 7 bankruptcy case XXX  filed 8/XX/1995 ad discharged 11/XX/1995.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204290023	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290024	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	The borrower contacted the servicer on 02/XX/2017 to authorize a payment in the amount of $858.04.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower contacted the servicer on 02/XX/2017 to authorize a payment in the amount of $858.04.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204290026	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: RPP 02/XX/18 add plan	RPP 02/XX/18 add plan
204290028	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Borrower called to advised was currently unemployed and would call and make payment once receives check, discuss possible HARP, declined option.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HARP Mod	6/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called to advised was currently unemployed and would call and make payment once receives check, discuss possible HARP, declined option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290036	XXX	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	60	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called in regarding the payment set up under forbearance plan. The rep went over details and advised borrower that she could apply for assistance.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in regarding the payment set up under forbearance plan.  The rep went over details and advised borrower that she could apply for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204290037	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290046	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	spoke to non authorized user, loan servicer asked to speak to borrower, however 3rd party stated number was incorrect.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  spoke to non authorized user, loan servicer asked to speak to borrower, however 3rd party stated number was incorrect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290047	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290048	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower advised he would make the payment but could not continue with the call.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower advised he would make the payment but could not continue with the call.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290054	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	Servicer spoke with borrower, advised spouse is taking care of making the mortgage payment. Servicer advised the 9/1 payment which was for September got returned due to NSF. Servicer advised will continue to receive collection calls and notices. Borrower stated in a hospital right now and had to go.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	6/XX/2016	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Servicer spoke with borrower, advised spouse is taking care of making the mortgage payment. Servicer advised the 9/1 payment which was for September got returned due to NSF. Servicer advised will continue to receive collection calls and notices.  Borrower stated in a hospital right now and had to go.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290058	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Ongoing dialogue with borrower	The borrower called in to discuss retention options advised the borrower since they had a modification to look into repayment plan. Borrower stated can afford 6 month payment plan and would call payment in by end of the month.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called in to discuss retention options advised the borrower since they had a modification to look into repayment plan. Borrower stated can afford 6 month payment plan and would call  payment in by end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204290060	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower has been offered options to modify terms on the loan but declines.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower has been offered options to modify terms on the loan but declines.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290061	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Average	Yes	Yes	4/XX/2016	Contact attempts - however unable to contact borrower	Borrower Inquire	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Borrower Inquire
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290063	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to know why he received a statement. Agent explained the new statement process. Agent advised that the payment the borrower made n May covered the past due April payment but is currently due for May.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to know why he received a statement. Agent explained the new statement process. Agent advised that the payment the borrower made n May covered the past due April payment but is  currently due for May.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing the fact that he the account was delinquent. Agent advised that his payment had increased in 01/2017 but he was still sending in the old payment amount which made short payments monthly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290064	XXX	Delinquent	8/XX/2018	8/XX/2018	Business Failure	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower called to make a payment in amount of $547.00 to post 05/XX/2018.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No further bankruptcy details noted.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment in amount of $547.00 to post 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy details noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: No new updates	No new updates
204290069	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower2 called stating the foreclosure on the property was never removed per the realtor. Borrower was advised to put in writing and gave the fax number	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower2 called stating the foreclosure on the property was never removed per the realtor. Borrower was advised to put in writing and gave the fax number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290072	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated scheduled payments for February and march had not been paying attention to finances with passing of family member. Confirmed ACH will resume in April.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	4/XX/2017	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated scheduled payments for February and march had not been paying attention to finances with passing of family member. Confirmed ACH will resume in April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290100	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290110	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Customer called to advise payment was conducted online. Confirmed payment transaction in the amount of $1150.44 on 05/XX/2018.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer called to advise payment was conducted online. Confirmed payment transaction in the amount of $1150.44 on 05/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290112	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	The borrower called in regarding to the July payment not being withdrawn; and was informed that is currently on a repayment plan. The agent advised that we are only able to set up 3 payments at a time which was done for April, May and June. The customer had been informed that the next step would be to set up the July payment; and now the caller understands. Payments were scheduled for the next 3 installments for the plan: $1421.87 for 07/XX/2018, 08/XX/2018 and 09/XX/2018. The agent advised that would need to call in the last payment of the plan in October.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	No	Current	Formal (Written)	4/XX/2018	10/XX/2018	$1,421.87	7/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in regarding to the July payment not being withdrawn; and was informed that is currently on a repayment plan. The agent advised that we are only able to set up 3 payments at a time which was done for April, May and June.  The customer had been informed that the next step would be to set up the July payment; and now the caller understands.  Payments were scheduled for the next 3 installments for the plan: $1421.87 for 07/XX/2018, 08/XX/2018 and 09/XX/2018.  The agent advised that would need to call in the last payment of the plan in October.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Per the comments, the borrower has some "personal issues" as well as helping out the borrower's daughter. There has been a long history of delinquency on the loan. Earlier comments indicated the borrower did not have a long term solution to the delinquency. The hazard insurance claim that was filed was for some water damage in 9/2015. The claim was filed and closed.	Per the comments, the borrower has some "personal issues" as well as helping out the borrower's daughter. There has been a long history of delinquency on the loan. Earlier comments indicated the borrower did not have a long term solution to the delinquency. The hazard insurance claim that was filed was for some water damage in 9/2015. The claim was filed and closed.
204290113	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	0	UTD	UTD	No	Chapter 7 discharged on 10/XX/2014	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2015.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.  Chapter 7 discharged on 10/XX/2014
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290124	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called and wanted to know why account is past due stated being on repayment plan. Advised the borrower repayment plan ended and payment was not received. Borrower stated payments were never missed advised the borrower we could provide payment history to show payments applied. Borrower stated needing assistance advised of repayment plan and would need to secure 3 payments today borrower agreed and made a payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and wanted to know why account is past due stated being on repayment plan. Advised the borrower repayment plan ended and payment was not received. Borrower stated payments were never missed advised the borrower we could provide payment history to show payments applied. Borrower stated needing assistance advised of repayment plan and would need to secure 3 payments today borrower agreed and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290134	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Servicer advised the borrower of the repay plan. Borrower stated cannot log in to web to make a payment. Servicer took a speed pay.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Servicer advised the borrower of the repay plan.  Borrower stated cannot log in to web to make a payment.  Servicer took a speed pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290143	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Poor	Permanent	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	Yes	No	No	Insufficient comments regarding bankruptcy.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2018.  Insufficient comments regarding bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290153	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Incomplete	9/XX/2015	3/XX/2016	7/XX/2018	Not attempting to contact the borrower	The borrower and client discussed their new payment due to the escrow analysis. ***Borrower called in and said 700 deposit check not clear and said payment being return	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	UTD	UTD	UTD	UTD	Details of the borrower's bankruptcy was not provided except it was terminated on 10-7-15.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower and client discussed their new payment due to the escrow analysis.
***Borrower called in and said 700 deposit check not clear and said payment being return
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Details of the borrower's bankruptcy was not provided except it was terminated on 10-7-15.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290163	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	Other	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in, tried to make payment on IVR, states would not take routing number, does not have physical checkbook in hand. Advised borrower input and comes up with same message, can call bank to get correct number. Borrower will contact spouse to get correct number.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in, tried to make payment on IVR, states would not take routing number, does not have physical checkbook in hand. Advised borrower input and comes up with same message, can call bank to get correct number.  Borrower will contact spouse to get correct number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290164	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	2/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Borrower was contacted 2/XX/2018 to discuss mod document collection.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower was contacted 2/XX/2018 to discuss mod document collection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290169	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	5/XX/2018	Ongoing dialogue with borrower	Limited comments on documents; pay history not automated for this project.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Limited comments on documents; pay history not automated for this project.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290175	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to check on modification status and to make payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to check on modification status and to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290180	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Last spoke with the borrower when loan was late and discussed late fees	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last spoke with the borrower when loan was late and discussed late fees
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute was over late fees and servicer promised to review within 20 days. Issue appears to be resolved
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower has had ongoing late pays over many months. Excessive obligations and unemployed borrower	Borrower has had ongoing late pays over many months. Excessive obligations and unemployed borrower
204290185	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	2/XX/2015	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290191	XXX	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in on 05172018 to verify loan and attorney information	No	Poor	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2012	UTD	Retention	No	Active	Chapter 13	UTD	UTD	UTD	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in on 05172018 to verify loan and attorney information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290196	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Authorized 3rd party called and scheduled a payment advised default reason.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Authorized 3rd party called and scheduled a payment advised default reason.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290207	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower called to set up a payment for today and for 05/XX/2018.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to set up a payment for today and for 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290222	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Outbound call to collect payment, which borrower made. Borrower questioned fees, and servicer explained.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound call to collect payment, which borrower made.  Borrower questioned fees, and servicer explained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 0 10/XX/18 Servicer's Response: Send to Hazard Claims AMC's Response: Servicer Response added to review - no change in exceptions.	0 10/XX/18 Servicer's Response: Send to Hazard Claims AMC's Response: Servicer Response added to review - no change in exceptions.
204290230	XXX	Delinquent	8/XX/2018	8/XX/2018	Property Issues	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower advised has been approved for repayment plan. Borrower advised to wait about 2 - 3 weeks.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	Retention	Yes	1	Past Due	Informal (Verbal)	5/XX/2018	8/XX/2018	$3,644.34	3/XX/2018 Claim check#32689990 from FEMA for $37,518.18 for DOL 10/XX/2012 COL UNKNOWN check was sent out on 3/XX/2018.	Other Natural Causes	In Process	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower advised has been approved for repayment plan. Borrower advised to wait about 2 - 3 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is property issues.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  3/XX/2018 Claim check#32689990 from FEMA for $37,518.18 for DOL 10/XX/2012 COL  UNKNOWN check was sent out on 3/XX/2018.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF358151 XXX 9/XX/2017 3:37:49 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF358151 XXX 9/XX/2017 3:37:49 PM Send to hazard claims - is this being monitored? AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF358151 XXX 9/XX/2017 3:37:49 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF358151 XXX 9/XX/2017 3:37:49 PM Send to hazard claims - is this being monitored? AMC's Response: Servicer Response added to review - no change in exceptions.
204290240	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	The borrower called in for mod update received agreement about forbearance advised the borrower after plan borrower is responsible to mthe lump sum if not able to pay alternatives will be offered.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in for mod update received agreement about forbearance advised the borrower after plan borrower is responsible to mthe lump sum if not able to pay alternatives will be offered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290243	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 3/XX/2015 - comment loss mitigation letter sent	3/XX/2015 - comment loss mitigation letter sent
204290251	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower called with questions about how ACH works.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	3/XX/2018	Retention	No	Current	Informal (Verbal)	4/XX/2018	9/XX/2018	$669.00	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called with questions about how ACH works.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290253	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to get help finding 1098 form online	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to get help finding 1098 form online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290258	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	Spoke to borrower and went over total amount owed to bring account current and forbearance plan details	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	Current	Formal (Written)	5/XX/2018	10/XX/2018	$975.21	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Spoke to borrower and went over total amount owed to bring account current and forbearance plan details
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290263	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	talked to borrower, verified owner occupied. Advised borrower total amount due of $1350.96 due on 06/XX/2018. Borrower stated reason for delinquency was due to a death in the family. Processed payment in amount of $1330.96.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	UTD	UTD	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  talked to borrower, verified owner occupied. Advised borrower total amount due of $1350.96 due on 06/XX/2018. Borrower stated reason for delinquency was due to a death in the family. Processed payment in amount of $1330.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290264	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to state late fees were to be waived. Informed borrower fess were not to be waived.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to state late fees were to be waived. Informed borrower fess were not to be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290267	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower was advised of total amount due and stated that they could not remember online account login information.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of total amount due and stated that they could not remember online account login information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290275	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	7/XX/2018	UTD	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	An authorized third party called on 02/XX/2018 inquiring about the notice of default letter they received. The servicer advised of the delinquency due to the payment increased, and the borrower was submitting less then owed each month.The third party inquired about possible assistance options, and the serivcer advised to gather the borrower's financial information.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  An authorized third party called on 02/XX/2018 inquiring about the notice of default letter they received. The servicer advised of the delinquency due to the payment increased, and the borrower was submitting less then owed each month.The third party inquired about possible assistance options, and the serivcer advised to gather the borrower's financial information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290280	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower called and authorized a speed pay in the amount of $1130.87	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called and authorized a speed pay in the amount of $1130.87
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290282	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290283	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to make payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290290	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	On 3/XX/2018 Servicer called Borrower and advised the disaster forbearance expires on 4/XX/2018. Borrower accepted a promise to pay $3239.86.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/2018 Servicer called Borrower and advised the disaster forbearance expires on 4/XX/2018. Borrower accepted a promise to pay $3239.86.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290292	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower advised that he has someone working on a payment plan.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower advised that he has someone working on a payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290298	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called in with a payment inquiry and asked about a letter received regarding suspense funds. The servicer advised the funds were eventually applied to the payment and the account is current. The servicer then asked about the trial offer, but the borrower stated it was declined.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in with a payment inquiry and asked about a letter received regarding suspense funds. The servicer advised the funds were eventually applied to the payment and the account is current. The servicer then asked about the trial offer, but the borrower stated it was declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290300	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	Borrower called in regarding foreclosure letter received in mail. Representative explained letter in just sent when payments are delinquent. Borrower have brought account current.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in regarding foreclosure letter received in mail.  Representative explained letter in just sent when payments are delinquent. Borrower have brought account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290302	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2016	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290307	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower made a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290312	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	There was very little borrower contact and it doesn't appear that any loss mitigation attempts have been completed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  There was very little borrower contact and it doesn't appear that any loss mitigation attempts have been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290313	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	On 2/XX/2018 Servicer advised of the disaster forbearance still in effect. Borrower scheduled three payments for $1000 on 2/12, 2/26, and 3/XX/2018. Servicer advised after these payment the amount due for March and April will be $1744.04. Borrower was contacted 7/XX/2018 and advised he could schedule payments online and avoid collection calls.	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 2/XX/2018 Servicer advised of the disaster forbearance still in effect. Borrower scheduled three payments for $1000 on 2/12, 2/26, and 3/XX/2018. Servicer advised after these payment the amount due for March and April will be $1744.04.

Borrower was contacted 7/XX/2018 and advised he could schedule payments online and avoid collection calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is paid currently and due for 9/XX/2018.	Loan is paid currently and due for 9/XX/2018.
204290315	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	Yes	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Dismissed	Chapter 13	Yes	Yes	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 12/XX/2012.  The proof of claim was filed 08/XX/2013.  A motion for relief was filed 09/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290316	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Notes indicate that borrower advised they were advised not to make a payment till August. Agent went through all notes and didn't locate any comments that would advise borrower of that. Borrower advised he needed to hang up due to having to go to work.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Notes indicate that borrower advised they were advised not to make a payment till August. Agent went through all notes and didn't locate any comments that would advise borrower of that. Borrower advised he needed to hang up due to having to go to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290318	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	The borrower agreed to scheduled the next three payments. On 08/XX/2018 borrower called stating they wanted to make escrow shortage payment. Associate advise they could send the payment with a coupon.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower agreed to scheduled the next three payments. On 08/XX/2018 borrower called stating they wanted to make escrow shortage payment. Associate advise they could send the payment with a coupon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290332	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to dispute the fees.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to dispute the fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290333	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Last contact Borrower indicated the desire to obtain options for resolving delinquency. Servicer attempted to obtain financials, however the phone disconnected prior to obtaining information from Borrowers. Not further discussion between Servicer and Borrower found in notes.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last contact  Borrower indicated the desire to obtain options for resolving  delinquency. Servicer attempted to obtain financials, however the phone disconnected prior to obtaining information from Borrowers.  Not further  discussion between Servicer and Borrower  found in notes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower has not completed any Loss Mitigation actions. The borrower is 30 days delinquent. The borrower requested on 01/XX/2018 the Servicer's assistance to help bring loan current, however during the call the phone line disconnected before financials were obtained. No further discussions between the Servicer and Borrower  were found in the notes.

09/XX/2018- no new update	Borrower has not completed any Loss Mitigation actions. The borrower is 30 days delinquent. The borrower requested on 01/XX/2018 the Servicer's assistance to help bring loan current, however during the call the phone line disconnected before financials were obtained. No further discussions between the Servicer and Borrower were found in the notes.

09/XX/2018- no new update
204290337	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Per last borrower contact, borrower wanted to apply for a payment plan the spouse gets disability did set up a promise to pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per last borrower contact, borrower wanted to apply for a payment plan the spouse gets disability did set up a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
ADDITIONAL INFORMATION: N/A
204290340	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in and was reviewed for and accepted a 6 month repayment plan with payments in amount of $2923.92 beginning 09/XX/2018 ending 02/XX/2019. The borrower set up the first three payments in amount of $2923.92 to be drafted 08/XX/2018, 09/XX/2018 and 10/XX/2018. The reason for default is due to excessive obligations and the borrower verified that the property is owner occupied.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Non-Retention	No	Current	Formal (Written)	9/XX/2018	2/XX/2019	$2,923.92	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and was reviewed for and accepted a 6 month repayment plan with payments in amount of $2923.92 beginning 09/XX/2018 ending 02/XX/2019. The borrower set up the first three payments in amount of $2923.92 to be drafted 08/XX/2018, 09/XX/2018 and 10/XX/2018. The reason for default is due to excessive obligations and the borrower verified that the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290341	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to see if he can get online access to make a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to see if he can get online access to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290348	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	The last contact with the borrower was on 03/XX/2018 to discuss payment options.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	3/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The last contact with the borrower was on 03/XX/2018 to discuss payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290355	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	6/XX/2016	Contact attempts - however unable to contact borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290357	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called to set up next repayment plan payment	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to set up next repayment plan payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290366	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called about letter received showing funds in suspense.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	Yes	1	Current	Informal (Verbal)	4/XX/2018	9/XX/2018	$852.54	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called about letter received showing funds in suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290367	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	6/XX/2016	Incomplete	9/XX/2015	6/XX/2016	Ongoing dialogue with borrower	Yes	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290376	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to have his online password reset.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to have his online password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290378	XXX	Gap Material Received	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	8/XX/2018	UTD	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	Borrower was contacted 11/XX/2016 to discuss returning mod documents.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower was contacted 11/XX/2016 to discuss returning mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290388	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290401	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	60	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	Associate contacted borrower to solicit payment. Borrower stated unable to discuss as they are walking out the door and agreed to a call back tomorrow at noon. On 04/XX/2017 borrower stated they would be making payment at the end of the month and try to have the April by the first week of May. When asked what caused them to get behind borrower said life and trying to get caught up on things. Associate advised borrower they are under a HAMP modification.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	4/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Associate contacted borrower to solicit payment. Borrower stated unable to discuss as they are walking out the door and agreed to a call back tomorrow at noon. On 04/XX/2017 borrower stated they would be making payment at the end of the month and try to have the April by the first week of  May. When asked what caused them to get behind borrower said life and trying to get caught up on things. Associate advised borrower they are under a HAMP modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204290404	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Not attempting to contact the borrower	The borrower called in to make a payment in the amount of $1,078.32.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in to make a payment in the amount of $1,078.32.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The borrower obtained a modification with the prior servicer.	The borrower obtained a modification with the prior servicer.
204290405	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	Borrower provided another number to call	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	7/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower provided another number to call
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290407	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	The borrower stated RFD as excessive obligations and made a promise to pay on 12/XX/2017.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower stated RFD as excessive obligations and made a promise to pay on 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290411	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Spoke with borrower regarding the next payment is due 8.1.2018 in the amount of $2,144.73. Borrower is currently on a repayment plan and was advised she needs to call in to make arrangements for September-November to complete the plan.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	Discharged	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with borrower regarding the next payment is due 8.1.2018 in the amount of $2,144.73.  Borrower is currently on a repayment plan and was advised she needs to call in to make arrangements for September-November to complete the plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290416	XXX	Gap Material Received	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Promise to pay on 03/16 in the amount of $1,244.52.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Promise to pay on 03/16 in the amount of $1,244.52.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290417	XXX	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	60	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	There has been some contact with the borrower and it appears that the loan is possibly in some sort of repayment plan, yet the collection comments are not entirely clear.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	UTD	No	Completed	Formal (Written)	11/XX/2017	4/XX/2018	$1,586.43	4/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  There has been some contact with the borrower and it appears that the loan is possibly in some sort of repayment plan, yet the collection comments are not entirely clear.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is 11/XX/2006.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204290423	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in about website being down and was attempting to make payment online.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in about website being down and was attempting to make payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204290424	XXX	Gap Material Received	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Outbound collection call to borrower, Agent confirmed payment to revert to $961.07 as of June 2018. Borrower understood/	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Outbound collection call to borrower, Agent confirmed payment to revert to $961.07 as of June 2018. Borrower understood/
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290430	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower stated her husband received a bonus for $4000 and would like to bring the loan current.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated her husband received a bonus for $4000 and would like to bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290431	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Review-9/XX/2018-Notes indicate that borrower called to get the total amount due to bring account current. Agent advised of amount. Agent also went over how a payment becomes in default and 30 days past due. The borrower called with questions about the account.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Review-9/XX/2018-Notes indicate that borrower called to get the total amount due to bring account current. Agent advised of amount. Agent also went over how a payment becomes in default and 30 days past due.

The borrower called with questions about the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290432	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to inquiry about a notice of incompleteness they received, advised nothing is required to keep making forbearance payments	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to inquiry about a notice of incompleteness they received, advised nothing is required to keep making forbearance payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290437	XXX	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Fair	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290438	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Representative advised Borrower of updated payment of $833 and also advised of interest rate increase on 06/XX/2018. Representative advised scheduled payments and status of ACH on account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Representative advised Borrower of updated payment of $833 and also advised of interest rate increase on 06/XX/2018. Representative advised scheduled payments and status of ACH on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290439	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	5/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204290443	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in and stated had two amounts due on the paper says one thing and the automated system says another. The agent advised borrower that the account is not due until 08/XX/2018 in amount of $1223.75. The borrower stated that daughter will be calling the IVR system at the end of July to make the payment. The borrower verified that the property is owner occupied.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	12/XX/2017	Retention	No	Current	Informal (Verbal)	12/XX/2017	6/XX/2018	$1,286.65	6/XX/2018	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and stated had two amounts due on the paper says one thing and the automated system says another. The agent advised borrower that the account is not due until 08/XX/2018 in amount of $1223.75. The borrower stated that daughter will be calling the IVR system at the end of July to make the payment. The borrower verified that the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported
204290444	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower made a payoff request on 05/XX/2018. On 08/XX/2018 the borrower requested the address to send in an insurance claim check for repairs completed on the property. The borrower last called on 08/XX/2018 and advised they would be changing insurance carriers.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payoff request on 05/XX/2018. On 08/XX/2018 the borrower requested the address to send in an insurance claim check for repairs completed on the property. The borrower last called on 08/XX/2018 and advised they would be changing insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290454	XXX	Gap Material Received	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290457	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower was set-up on a repayment plan ending 11/XX/18.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was set-up on a repayment plan ending 11/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290459	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Servicer advised of total amount due in the amount of $1487.61. Borrower stated the payment has already been made. Borrower requested cell phone number be removed. Servicer will update contact information. Servicer asked how the April payment was made. Borrower stated for the servicer to just call the home number. Call was disconnected.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer advised of total amount due in the amount of $1487.61.  Borrower stated the payment has already been made.  Borrower requested cell phone number be removed.  Servicer will update contact information.  Servicer asked how the April payment was made.  Borrower stated for the servicer to just call the home number.  Call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290462	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Not attempting to contact the borrower	The borrower called for the loan status. The borrower also stated that she made a payment in the amount of $1960.28 via the website.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	On 02/XX/2014 the borrower stated that she was discharged form bankruptcy in 2012.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called for the loan status. The borrower also stated that she made a payment in the amount of $1960.28 via the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  On 02/XX/2014 the borrower stated that she was discharged form bankruptcy in 2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290463	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Good	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290469	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Borrower had issue with curtailment of income and set up payment for 6/XX/18.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower had issue with curtailment of income and set up payment for 6/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290473	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in to bring the account current she made a payment for $2114.10 dated for 12/XX/2017.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called in to bring the account current she made a payment for  $2114.10 dated for 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290480	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	The borrower called to request a payoff and had no further questions or concerns.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	The borrower reported roof and wall damage due to hurricane.	Wind	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to request a payoff and had no further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported roof and wall damage due to hurricane.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 09/XX/2018 XXX Response:  HAZARD CLAIM - CLAIM INITIATED                    ***PROPERTY LOSS NOTES***                         LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE        DISASTER: XXX                          CLAIM FILED BY: BORROWER                          PMT DUE DATE: 9/XX/2017 12:00:00 AM                APPROXIMATE CLAIM AMOUNT: $5,354.15               CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT   QBEF360999 XXX 10/XX/2017 6:14:00 PM                                                             AMC Response:  Servicer comment added to review, no change in exceptions.  10/XX/18 Servicer's Response:  HAZARD CLAIM - CLAIM INITIATED                    ***PROPERTY LOSS NOTES***                         LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE        DISASTER: XXX                          CLAIM FILED BY: BORROWER                          PMT DUE DATE: 9/XX/2017 12:00:00 AM                APPROXIMATE CLAIM AMOUNT: $5,354.15               CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT   QBEF360999 XXXX 10/XX/2017 6:14:00 PM
** NO CLAIM DOCUMENTS RECEIVED Yes, pending claim check and documents to release 1st draw. AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $5,354.15 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF360999 XXX 10/XX/2017 6:14:00 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $5,354.15 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF360999 XXX 10/XX/2017 6:14:00 PM
** NO CLAIM DOCUMENTS RECEIVED Yes, pending claim check and documents to release 1st draw. AMC's Response: Servicer Response added to review - no change in exceptions.
204290496	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204290497	XXX	MI Active	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called and wanted to verify they are protected with Homeowners Insurance. Borrower stated had damage to home and contractor forged checks from Insurance Company.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Active	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called and wanted to verify they are protected with Homeowners Insurance. Borrower stated had damage to home and contractor forged checks from Insurance Company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204290504	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	7/XX/2016	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called in to inquiry why payment increased, advised interest rate changed	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to inquiry why payment increased, advised interest rate changed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290506	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2016	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrowers last contact was on 04/XX/2018 and it was to follow up on an outstanding payment. Borrower stated they would use the automated system to make payment.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrowers last contact was on 04/XX/2018 and it was to follow up on an outstanding payment. Borrower stated they would use the automated system to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290511	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Spoke with the insurance agent for proof of insurance.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke with the insurance agent for proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290531	XXX	Performing	8/XX/2018	8/XX/2018	Litigation	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Advised of grace period, consequences, expectations and next step. Email for registration resent to borrower. Advised online services and ach.	No	Fair	Resolved	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2018	No	Retention	No	Closed	Chapter 13	Yes	UTD	Yes	Bankruptcy completed	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Advised of grace period, consequences, expectations and next step. Email for registration resent to borrower. Advised online services and ach.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The proof of claim was filed 11/XX/2013.  Bankruptcy completed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan delinquent as of 5/XX/2018 with payments made to bring current per pay history	Loan delinquent as of 5/XX/2018 with payments made to bring current per pay history
204290532	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower made a promise to pay	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290541	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called stated payment past due according to letter received. Borrower stated payments setup automatically wut we can only setup 3 payments borrower stated has funds just forot o pay since setup automatically.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called stated payment past due according to letter received. Borrower stated payments setup automatically wut we can only setup 3 payments  borrower stated has funds just forot o pay since setup automatically.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290543	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Modification effective date was 02/XX/2016	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Modification effective date was 02/XX/2016
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290544	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Comments show borrower called regarding delinquency status, borrower scheduled a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Comments show borrower called regarding delinquency status, borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments through 07/XX/2018.	Comments through 07/XX/2018.
204290545	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	No	Fair	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290548	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	UTD	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	The borrower called to inquire about payment not posting to the account and was advised to allow several days to pass before taking any other action with the payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to inquire about payment not posting to the account and was advised to allow several days to pass before taking any other action with the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290561	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	12/XX/2015	10/XX/2017	Contact attempts - however unable to contact borrower	Last collection comment from borrower 10/XX/2017 stated that he had gone to India to help family and that the ticket was $1600.00. His son and daughter-in-law pay the mortgage and utilities, and they bought the ticket for him. He covers all his own personal expenses with Social Security income.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	10/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Last collection comment from borrower 10/XX/2017 stated that he had gone to India to help family and that the ticket was $1600.00.  His son and daughter-in-law pay the mortgage and utilities, and they bought the ticket for him.  He covers all his own personal expenses with Social Security income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290564	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	1/XX/2016	7/XX/2018	Not attempting to contact the borrower	The borrower called in about a insurance claim due to property damage.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in about a insurance claim due to property damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290578	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Spoke with borrower concerning amount due on account, borrower stated business has been failing so income has decreased, advised borrower needs to send in certified funds due to, to many returned checks	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower concerning amount due on account, borrower stated business has been failing so income has decreased, advised borrower needs to send in certified funds due to, to many returned checks
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing payment because it increased, advised increase was due to taxes and insurance increasing
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290589	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower called in to request assistance and was approved for a 6 month repayment plan in the amount of $537.15; effective 4/2018 t through 7/2018. The borrwoer authorized a down payment in the amount of $537.15.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to request assistance and was approved for a 6 month repayment plan in the amount of $537.15; effective 4/2018 t through 7/2018. The borrwoer authorized a down payment in the amount of $537.15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 8/XX/2018 - Comment Bankruptcy periodic.

																																																																																																																																																																																															7/XX/2018 - Comment CA pre-foreclosure.	8/XX/2018 - Comment Bankruptcy periodic. 7/XX/2018 - Comment CA pre-foreclosure.
204290593	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Per last borrower contact, borrower states will make payment 3/XX/2018 online.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Per last borrower contact, borrower states will make payment 3/XX/2018 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290602	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	The borrower was advised of total amount due. He stated he was at work and planned on making the payment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower was advised of total amount due.  He stated he was at work and planned on making the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290603	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	UTD	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower called in regards to an account status. The borrower needed an explanation to the default letter that was sent out.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	This is a discharged chapter 7 bankruptcy with out reaffirmation.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in regards to an account status. The borrower needed an explanation to the default letter that was sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2011 and there is no evidence of reaffirmation.  This is a discharged chapter 7 bankruptcy with out reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290605	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Ongoing dialogue with borrower	Borrower currently works part time in oil industry. Setting up payment once borrower gets balance currently 80 days late..Borrower is aware of loan being delinquent.	No	Poor	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	9/XX/2016	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower currently works part time in oil industry. Setting up payment once borrower gets balance currently 80 days late..Borrower is aware of loan being delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: /Borrower stated the reason for delinquent is due to the error on the 4506T search. Borrower was trying to refinance home. Was going to sell home previously.

																																																																																																																																																																																															9/XX/2018- no update	/Borrower stated the reason for delinquent is due to the error on the 4506T search. Borrower was trying to refinance home. Was going to sell home previously. 9/XX/2018- no update
204290613	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Other	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Ongoing dialogue with borrower	Borrower called in to schedule payment.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called in to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204290621	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	9/XX/2016	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290636	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	An authorized third party called to advise that payment for April would be sent in the next day. The caller advised reason for delinquency was due to excessive obligations due to a tax garnishment taken out one month in February. The daughter was supposed to make the payments but something happened. The caller stated May payment would be made on 5/2. The agent advised of self service and loss mitigation options and processed payment arrangement effective 4/XX/18.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	Yes	1	Discharged	Chapter 13	UTD	UTD	UTD	No further details provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  An authorized third party called to advise that payment for April would be sent in the next day.  The caller advised reason for delinquency was due to excessive obligations due to a tax garnishment taken out one month in February.  The daughter was supposed to make the payments but something happened.  The  caller stated May payment would be made on 5/2.  The agent advised of self service and loss mitigation options and processed payment arrangement effective 4/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290643	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	60	1	6/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290654	XXX	Performing	8/XX/2018	8/XX/2018	Unable to Contact Borrower	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290655	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to change the payment date due to car repairs.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to change the payment date due to car repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290656	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called in regards to a payment they made online that was not reflected on the account yet. The representative explained it was made in the evening and should post with that days transactions. The representative also went over the grace period information.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	3/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in regards to a payment they made online that was not reflected on the account yet. The representative explained it was made in the evening and should post with that days transactions. The representative also went over the grace period information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290657	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower advised would not be able to make the full 5th installment in their repayment plan; borrower declined modification assistance and indicated the loan would be brought current with financial assistance from family.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower advised would not be able to make the full 5th installment in their repayment plan; borrower declined modification assistance and indicated the loan would be brought current with financial assistance from family.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments reflect electronic disputes were received from credit reporting agencies; servicer sent responses and issue appears resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290658	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Business Failure	Bankruptcy	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	On 4/XX/2018 Borrower called with a payment inquiry.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 4/XX/2018 Borrower called with a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204290660	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower called in to make a payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to make a payment.  Borrower is deceased and ---.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Negative report on credit belongs to another individual
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290667	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower called to make a payment for $2,703.15. The borrower was also advised to keep the account current to avoid late fees and advised the Corporate Fee could be disputed if they do not wish to pay the fee.	No	Good	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment for $2,703.15. The borrower was also advised to keep the account current to avoid late fees and advised the Corporate Fee could be disputed if they do not wish to pay the fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Contact was made with the borrower after the 5/XX/2018 review cut-off date. On 6/XX/2018, the borrower called stating they had an ongoing medical issue but is in recovery. The borrower is self-employed and trying to rebuild their business after illness. The only other income is approximately $1000.00 a month from disability income. The borrower is trying to get help from friends and family. The borrower was advised about applying for a modification or liquidating the property.	Contact was made with the borrower after the 5/XX/2018 review cut-off date. On 6/XX/2018, the borrower called stating they had an ongoing medical issue but is in recovery. The borrower is self-employed and trying to rebuild their business after illness. The only other income is approximately $1000.00 a month from disability income. The borrower is trying to get help from friends and family. The borrower was advised about applying for a modification or liquidating the property.
204290669	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	The last contact with the borrower was on 05/XX/2018 to discuss payment arrangements.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact with the borrower was on 05/XX/2018 to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290679	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	2/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290684	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	Borrower advised that he made a payment on the website.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower advised that he made a payment on the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290688	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	08/XX/2018 A Late Payment Notice was sent to the Borrower.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	HARP Mod	2/XX/2013	UTD	Retention	No	Discharged	Chapter 13	Yes	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  08/XX/2018 A Late Payment Notice was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290689	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204290693	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower advised will make the Feb payment March 1st.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower advised will make the Feb payment March 1st.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290699	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Agent made outbound call and borrower made a speed pay payment for May payment but did not schedule June and July payments.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent made outbound call and borrower made a speed pay payment for May payment but did not schedule June and July payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290700	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in to inquire about the payment online setup.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in to inquire about the payment online setup.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204290703	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called in to verify that they were still living in the home and to make a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to verify that they were still living in the home and to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290708	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290716	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower contact on 07/XX/2018, Borrower discussed renting or selling property	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower contact on 07/XX/2018, Borrower discussed renting or selling property
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290717	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower was contacted on 05/XX/2018 in regards to the past due status. The borrower advised they fell behind due to a curtailment of income, and already mailed a payment on 05/XX/2018. The servicer informed the borrower of a possible repayment plan, and the borrower ended the call.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2017	Yes	Retention	Yes	1	Discharged	Chapter 13	Yes	Yes	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted on 05/XX/2018 in regards to the past due status. The borrower advised they fell behind due to a curtailment of income, and already mailed a payment on 05/XX/2018. The servicer informed the borrower of a possible repayment plan, and the borrower ended the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.  A motion for relief was filed 08/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.

																																																																																																																																																																																															09/XX/2018 no new update	The comments indicated the loan was modified prior to the review period. 09/XX/2018 no new update
204290722	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290727	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Notes indicate that borrower called to advise they received a letter that advised they owe 2k for a payment. Borrower advised they had made a double payment to pay for the payments but couldn't pay anything towards late fees of which should be remaining. Agent advised that payment received was applied towards their late fees. Agent advised of the payment received and the it would need to be reverse and have it applied correctly.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Notes indicate that borrower called to advise they received a letter that advised they owe 2k for a payment. Borrower advised they had made a double payment to pay for the payments but couldn't pay anything towards late fees of which should be remaining. Agent advised that payment received was applied towards their late fees. Agent advised of the payment received and the it would need to be reverse and have it applied correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290735	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower called in to make a payment.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	Closed	Chapter 7	No	No	No	The borrower called on 12/XX/2017 to initiate a new claim for hail damage that occurred on 02/XX/2017. The estimated claim amount was $18000. Claim checks in the amounts of $9885.90 and $5689.52 were received on 03/XX/2018. The claim was pending an inspection request on 05/XX/2018.	Wind	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called on 12/XX/2017 to initiate a new claim for hail damage that occurred on 02/XX/2017.  The estimated claim amount was $18000.  Claim checks in the amounts of $9885.90 and $5689.52 were received on 03/XX/2018.  The claim was pending an inspection request on 05/XX/2018.  The damage repair amount is estimated at $15,575.42.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 02/XX/2017 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $18,000.00 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF363528 XXX 12/XX/2017 7:16:59 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 02/XX/2017 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $18,000.00 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF363528 XXX 12/XX/2017 7:16:59 PM yes AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 02/XX/2017 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $18,000.00 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF363528 XXX 12/XX/2017 7:16:59 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 02/XX/2017 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $18,000.00 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF363528 XXX 12/XX/2017 7:16:59 PM yes AMC's Response: Servicer Response added to review - no change in exceptions.
204290738	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	Rep. called the borrower to collect January payment. The borrower stated will internet pay in the amount of $871.49 on 1/XX/17. Rep. advised if make a payment over the phone there is no concierge fee. Borrower declined. The borrower stated would like to pay more to get everything caught up, but bare minimum $871.49. Attempted Feb. payment. Borrower declined.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Rep. called the borrower to collect January payment. The borrower stated will internet pay in the amount of $871.49 on 1/XX/17. Rep. advised if make a payment over the phone there is no concierge fee. Borrower declined. The borrower stated would like to pay more to get everything caught up, but bare minimum $871.49. Attempted Feb. payment. Borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290741	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Last contact with borrower was 07/XX/2018. The borrower was able to set up a repayment plan with the agent. The borrower stated had been trying to get caught up since a year ago. Went ahead and set up payments with agent.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Last contact with borrower was 07/XX/2018. The borrower was able to set up a repayment plan with the agent. The borrower stated had been trying to get caught up since a year ago. Went ahead and set up payments with agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290744	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	UTD	UTD	Yes	Yes	8/XX/2016	Not attempting to contact the borrower	An authorized third party (borrower's bankruptcy attorney) called on 08/XX/2016 inquiring about the payment status of the property insurance as well as the returned payments. The servicer advised the insurance premium was paid on 07/XX/2016, and the returned payments were due to they were sent to the old address. The servicer provided the new address to submit the borrower's payments.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Active	Chapter 13	Yes	No	N/A	Active Bankruptcy	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  An authorized third party (borrower's bankruptcy attorney) called on 08/XX/2016 inquiring about the payment status of the property insurance as well as the returned payments. The servicer advised the insurance premium was paid on 07/XX/2016, and the returned payments were due to they were sent to the old address. The servicer provided the new address to submit the borrower's payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2018.  Active Bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290747	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	3/XX/2018 - Spoke with borrower about payment. 6/XX/2016 - Discussed refinance with borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	6/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  3/XX/2018 - Spoke with borrower about payment.

6/XX/2016 - Discussed refinance with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: Out of Scope:
																																																																																																																																																																																															Modification completed 9/XX/2013	Out of Scope: Modification completed 9/XX/2013
204290750	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The authorized 3rd party called regarding approximately 30 inspection fees and was advised that they were due to bankruptcy. However, the some fees were reversed and waived.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	No	Closed	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The authorized 3rd party called regarding approximately 30 inspection fees and was advised that they were due to bankruptcy. However, the some fees were reversed and waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290753	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	Borrower called in PTP $2,768.01 through IVR.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower called in PTP $2,768.01 through IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290754	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Talk to borrower and borrower wanted to set up repayment plan and borrower made 2 payments for $890.44 each for 3/XX/2018 and 4/XX/2018 and 1 payment for $693.12 for 5/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Talk to borrower and borrower wanted to set up repayment plan and borrower made 2 payments for $890.44 each for 3/XX/2018 and 4/XX/2018 and 1 payment for $693.12 for  5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290756	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Ongoing dialogue with borrower	Borrower stated will make payment 11/XX/2017 and another payment by 11/XX/2017.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower stated will make payment 11/XX/2017 and another payment by 11/XX/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting, stating account was not included in bankruptcy. Servicer updated loan status per bankruptcy guidelines. Issue appears to be resolved.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290760	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	60	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Per last borrower contact, borrower states had an issue with checking account and the last payment will be returned. Borrower declined assistance but did set up a promise to pay.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Per last borrower contact, borrower states had an issue with checking account and the last payment will be returned. Borrower declined assistance but did set up a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204290761	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	4/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290765	XXX	Performing	8/XX/2018	9/XX/2018	Unable to Contact Borrower	0	1	8/XX/2018	UTD	UTD	Yes	Incomplete	9/XX/2015	3/XX/2016	12/XX/2016	Not attempting to contact the borrower	Borrower completed pay by phone and was advised the payment could not be made online.	No	Good	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower completed pay by phone and was advised the payment could not be made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290772	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Discussed late payment with borrower. Borrower will make payment by end of August.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Discussed late payment with borrower. Borrower will make payment by end of August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290775	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	6/XX/2016	Incomplete	9/XX/2015	3/XX/2016	4/XX/2018	Ongoing dialogue with borrower	Borrower called in and made a payment to cover the NSF payment. Borrower advised they called their bank and not sure why the payment did not go through.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in and made a payment to cover the NSF payment.  Borrower advised they called their bank and not sure why the payment did not go through.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290777	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Incomplete	9/XX/2015	3/XX/2016	6/XX/2018	Ongoing dialogue with borrower	Borrower calling to make a payment for $1812.72.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2017	Yes	Retention	Yes	1	Damage to roof noted on 10/XX/2017. Borrower was advised to file claim, at which point the borrower states the insurance company had been contacted. Unable to determine if repairs have been made.	Water	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower calling to make a payment for $1812.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Damage to roof noted on 10/XX/2017. Borrower was advised to file claim, at which point the borrower states the insurance company had been contacted. Unable to determine if repairs have been made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed payment history gaps. Property damage is noted 10/XX/2017, unable to determine if repairs have been made - exception for property damage has been added. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WINDSTORM DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $9,528.71 ALT PHONE #1: XXX CLAIM NUMBER: XXX QBEF360639 XXX 10/XX/2017 8:47:43 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WINDSTORM DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $9,528.71 ALT PHONE #1: XXX CLAIM NUMBER: 120100020774 QBEF360639 XXX 10/XX/2017 8:47:43 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed payment history gaps. Property damage is noted 10/XX/2017, unable to determine if repairs have been made - exception for property damage has been added. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WINDSTORM DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $9,528.71 ALT PHONE #1: XXX CLAIM NUMBER: 120100020774 QBEF360639 XXX 10/XX/2017 8:47:43 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: WINDSTORM DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 11/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $9,528.71 ALT PHONE #1: XXX CLAIM NUMBER: XXX XXX 10/XX/2017 8:47:43 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.
204290781	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	60	1	9/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290782	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	7/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204290788	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	The borrowers are self employed and work is slow in the winter. It appears that the borrowers are routinely late in the winter and catch up in the warmer months.	No	Fair	UTD	Weak	No	No	No	No	No	UTD	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2016	No	Retention	No	Completed	Formal (Written)	11/XX/2015	1/XX/2016	$2,382.37	11/XX/2015	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrowers are self employed and work is slow in the winter. It appears that the borrowers are routinely late in the winter and catch up in the warmer months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290793	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	4/XX/2016	5/XX/2018	Ongoing dialogue with borrower	Borrower called to pay late fees.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to pay late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290794	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2015	Contact attempts - however unable to contact borrower	The borrower and client discussed making a payment over the phone but were abruptly disconnected.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower and client discussed making a payment over the phone but were abruptly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290795	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2015	Not attempting to contact the borrower	Inbound request for payoff amount	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	Yes	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  Inbound request for payoff amount
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290800	XXX	Performing	8/XX/2018	8/XX/2018	Servicing Problems	0	1	8/XX/2018	Tenant Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Yes	8/XX/2018	Ongoing dialogue with borrower	On 05/XX/2018 the borrower called advising they provided copies of the missing payment to the servicer for research. The borrower called on 06/XX/2018 to discuss the status of the dispute and setup the loan on a repayment plan. The borrower last called on 08/XX/2018 to make their final payment on the repayment plan.	No	Fair	Resolved	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2018	No	Retention	No	Discharged	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 05/XX/2018 the borrower called advising they provided copies of the missing payment to the servicer for research. The borrower called on 06/XX/2018 to discuss the status of the dispute and setup the loan on a repayment plan. The borrower last called on 08/XX/2018 to make their final payment on the repayment plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing a payment not applied in 9/XX/14 when the loan was being serviced by a prior servicer.  Borrower provided proof of payment and current servicer is reviewing. A response was issue to the borrower on 06/XX/2018 advising the check in question was inadvertently applied to their other loan, and to contact NationStar to have the funds transferred. There was no further mention of a dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204290802	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290812	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The borrower advised they are calling because nobody has filed bankruptcy. The servicer advised they show a discharge date of 09/XX/2015. The borrower advised they filed bankruptcy and they are the only person on the deed.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower advised they are calling because nobody has filed bankruptcy. The servicer advised they show a discharge date of 09/XX/2015. The borrower advised they filed bankruptcy and they are the only person on the deed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing the open charges and about letters and bills and over all account dissatisfaction.  The borrower stated was done with the servicer and would be making payments as could to bring the loan current.  No further dispute activity was noted.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290817	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	UTD	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower inquired on if the payment would need to be made by the 15th or on the 15th before fees are applied. Borrower stated that they will make a payment by the 15th of the month.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower inquired on if the payment would need to be made by the 15th or on the 15th before fees are applied. Borrower stated that they will make a payment by the 15th of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290820	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called and was advised that $596.51 is owed on the loan. The borrower agreed to make a payment in the amount of $1,390.66.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Current	Formal (Written)	2/XX/2018	7/XX/2018	$1,390.66	6/XX/2018	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called and was advised that $596.51 is owed on the loan. The borrower agreed to make a payment in the amount of $1,390.66.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The dispute was mentioned in commentary dated 03/XX/2018. Subsequent commentary dated 03/XX/2018 indicates the servicer gave the borrower the address to send in written disputes again. The servicer stated on 03/XX/2018 that the loan is being reported delinquent as a result of the repayment plan as full payments are not being made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no damage, gaps in material cleared and exceptions removed.	09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no damage, gaps in material cleared and exceptions removed.
204290823	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The last contact was made on 8/XX/2018, in which the borrower scheduled payments.	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact was made on 8/XX/2018, in which the borrower scheduled payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290824	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Ongoing dialogue with borrower	Borrower stated recent payment made will be returned from bank due to banking error and borrower wants to replace payment	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	11/XX/2016	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower stated recent payment made will be returned from bank due to banking error and borrower wants to replace payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290825	XXX	Performing	8/XX/2018	9/XX/2018	Casualty Loss	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called to inquire about how to pay the corporate fees. The authorized third party inquired about the modification status and was informed it was completed effective for 01/2017. The agent advised that the legal fees effective for 01/2017 and 02/2017 were not included in the modification and pay on them slowly. The disaster forbearance plan was completed and the loan is current.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	5/XX/2018	Retention	Yes	1	The borrower reported roof damage from a tree that fell on the house during XXX. The borrower did not file a claim stating the repairs would cost between $1200 and $1500. There is no confirmation the repairs were completed.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to inquire about how to pay the corporate fees. The authorized third party inquired about the modification status and was informed it was completed effective for 01/2017.   The agent advised that the legal fees effective for 01/2017 and 02/2017 were not included in the modification and pay on them slowly.  The disaster forbearance plan was completed and the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof damage from a tree that fell on the house during XXX.  The borrower did not file a claim stating the repairs would cost between $1200 and $1500.  There is no confirmation the repairs were completed.  The damage repair amount is estimated at $1,500.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 10/XX/2017.	The property is located in a FEMA declared disaster area due to XXX noted on 10/XX/2017.
204290829	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	01/XX/2018 Commentary states advise borrower of payment due, 1 borrower lost job. Payment plan was set up for the borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	Current	Informal (Verbal)	1/XX/2018	3/XX/2018	$1,032.93	3/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  01/XX/2018 Commentary states advise borrower of payment due,  1 borrower lost job. Payment plan was set up for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no new updates	no new updates
204290835	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Representative called and spoke to borrowers . Borrower stated that he would be able to make Feb and March payment of 4/10	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	5/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Representative called and spoke to borrowers .  Borrower stated that he would be able to make Feb and March payment of 4/10
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290837	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called in regard to not receiving his monthly statements. The servicer advised that it was sent on 05/XX/2018 and to allow 7-10 business days to receive. The servicer advised borrower of online access.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in regard to not receiving his monthly statements. The servicer advised that it was sent on 05/XX/2018 and to allow 7-10 business days to receive. The servicer advised borrower of online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update.	no update.
204290838	XXX	Performing	8/XX/2018	8/XX/2018	Payment Disputes	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290839	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower called in advised the amount due excessive obligations for default. Spoke with the borrower about repayment plan for 6 months that would start in 04/XX/2018. Borrower would like to discuss with spouse borrowed scheduled payment for March.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in advised the amount due excessive obligations for default. Spoke with the borrower about repayment plan for 6 months that would start in 04/XX/2018. Borrower would like to discuss with spouse borrowed scheduled payment for March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290847	XXX	Performing	8/XX/2018	9/XX/2018	Casualty Loss	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Borrower called regarding escrow payment and higher monthly payments.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called regarding escrow payment and higher monthly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: ST16008134 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF338288 XXX 11/XX/2016 3:01:40 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: ST16008134 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF338288 XXX 11/XX/2016 3:01:40 PM Partially AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: ST16008134 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF338288 XXX 11/XX/2016 3:01:40 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - XXX 11/XX/2016 3:01:40 PM Partially AMC's Response: Servicer Response added to review - no change in exceptions.
204290850	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Called the co-borrower and advised of the total amount due of $6,124.53. The co-borrower stated that they primary borrower takes care of the finances and they believe that the primary borrower will be paying full amount soon. The co-borrower stated they fell behind due to the loss of a renter but could not provide more information and that the servicer needs to call the primary borrower to discus further.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Called the co-borrower and advised of the total amount due of $6,124.53.  The co-borrower stated that they primary borrower takes care of the finances and they believe that the primary borrower will be paying full amount soon.  The co-borrower stated they fell behind due to the loss of a renter but could not provide more information and that the servicer needs to call the primary borrower to discus further.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290851	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower advised they were with someone at their home and they were not able to talk at the moment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised they were with someone at their home and they were not able to talk at the moment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290854	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	60	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	9/XX/2016	Contact attempts - however unable to contact borrower	Called to make a payment arrangement and stated RFD was due to medical bills.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Called to make a payment arrangement and stated RFD was due to medical bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204290855	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower stated had some medical issues and wanted to go over account status. Borrower was advised the account is due for July. Borrower asked if property inspections will continue when the loan becomes current. Servicer advised no. Servicer advised the payments are applied first oldest installment, next to open fees and then to principal balance. Servicer reviewed escrow analysis with the borrower.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated had some medical issues and wanted to go over account status.  Borrower was advised the account is due for July.  Borrower asked if property inspections will continue when the loan becomes current.  Servicer advised no.  Servicer advised the payments are applied first oldest installment, next to open fees and then to principal balance.  Servicer reviewed escrow analysis with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290858	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	On 11/XX/2016, the borrower stated that the borrower is strapped for cash at the moment. The servicer started to go through financial information when the borrower advised that ht was at work and his boss was about to come into the office and the borrower could not continue the call.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  On 11/XX/2016, the borrower stated that the borrower is strapped for cash at the moment.  The servicer started to go through financial information when the borrower advised that ht was at work and his boss was about to come into the office and the borrower could not continue the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204290859	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Contacted customer to bring account current. Borrower able to pay for May on the 10th. Excessive obligations. Speedpay $1,695.65 on 06/XX/2018. Will call back to make arrangements for other amounts.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Contacted customer to bring account current.  Borrower able to pay for May on the 10th.  Excessive obligations.  Speedpay $1,695.65 on 06/XX/2018.  Will call back to make arrangements for other amounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290868	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 1/XX/2014 - comment bankruptcy	1/XX/2014 - comment bankruptcy
204290872	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Spoke with the borrower about mod resolution advised tasked was closed and will resend final mod documents.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	9/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with the borrower about mod resolution advised tasked was closed and will resend final mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290875	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower advised that payment was and representative informed borrower there was a problem with their bank information.	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower advised that payment was and representative informed borrower there was a problem with their bank information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290881	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	3rd party called to make payment.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	Yes	1	Discharged	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  3rd party called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290882	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Outbound call to collect payment. Borrower asked why payment increased (escrow).	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2015	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Outbound call to collect payment.  Borrower asked why payment increased (escrow).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290884	XXX	Gap Material Received	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	The borrower contacted the servicer on 12/XX/2017 to authorize 2 payments in the amounts of $537.68 each, to be drafted on 01/XX/2018 and 01/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower contacted the servicer on 12/XX/2017 to authorize 2 payments in the amounts of $537.68 each, to be drafted on 01/XX/2018 and 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290886	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	The borrower stated she couldn't talk at work and to call back in a day. Per the comment log, it appears the servicer has been corresponding via email with the borrower through 08/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower stated she couldn't talk at work and to call back in a day.  Per the comment log, it appears the servicer has been corresponding via email with the borrower through 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290894	XXX	Performing	8/XX/2018	9/XX/2018	Illness - Mortgagor	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called to advise they will be paying by XXX on 08/XX/2018.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to advise they will be paying by XXX on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290906	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	12/XX/2015	5/XX/2018	Ongoing dialogue with borrower	No	Poor	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290910	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Incomplete	9/XX/2015	12/XX/2015	7/XX/2018	Ongoing dialogue with borrower	Borrower stated income was cut in half due to retirement and social security. Borrower stated they are doing the best they can but will send in as much extra as they can.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated income was cut in half due to retirement and social security.  Borrower stated they are doing the best they can but will send in as much extra as they can.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290923	XXX	Delinquent	8/XX/2018	9/XX/2018	Payment Disputes	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	The borrower advised borrower of the total amount due of $3731.52. The borrower stated the RFD is due to a payment dispute; the borrower states they had insurance lender placed on the account and have provided proof of insurance although the payment has not yet been adjusted. The servicer advised the payment changed on 01/XX/2018. The borrower connected their insurance agent on the call to review policy.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower advised borrower of the total amount due of $3731.52. The borrower stated the RFD is due to a payment dispute; the borrower states they had insurance lender placed on the account and have provided proof of insurance although the payment has not yet been adjusted. The servicer advised the payment changed on 01/XX/2018. The borrower connected their insurance agent on the call to review policy.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing the current monthly payment amount due to lender placed insurance on account. Borrower has provided proof of insurance policy and the escrow account payment has not yet been decreased. As of 05/XX/2018 the borrower is still disputing the charges on account.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Dispute responses have been provided to the borrower on mulitple occassions. Responses are available in SCI images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	09/XX/2018 XXX Response: Dispute responses have been provided to the borrower on mulitple occassions. Responses are available in SCI images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.
204290924	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	Good	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called in and requested that the payment scheduled for 08/XX/2018 be moved to 08/XX/2018. At the time of this review there is no evidence that the payment was posted.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in and requested that the payment scheduled for 08/XX/2018 be moved to 08/XX/2018. At the time of this review there is no evidence that the payment was posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290927	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower stated that payment processing was changed at their bank and they didn't realize it until after the grace period.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated that payment processing was changed at their bank and they didn't realize it until after the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290929	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	As of contact on 3/XX/2018, the borrower had forgotten to set up payment, therefore called in to do so.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  As of contact on 3/XX/2018, the borrower had forgotten to set up payment, therefore called in to do so.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290941	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower requested an ACH application.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower requested an ACH application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290945	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to authorized her payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	2/XX/2018	Retention	No	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to authorized her payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290947	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290950	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	On 5/XX/2018 Borrower called and stated their insurance company was is getting ready to lapse because the lender would not release the inspection of the property for the loss claim. Servicer explained they do not release to anyone and advised Borrower get in touch with them and they will confirm all repairs are complete. On 11/XX/2017 Borrower asked for a forbearance ue to natural disaster in September which caused damage to the property.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 Borrower called and stated their insurance company was is getting ready to lapse because the lender would not release the inspection of the property for the loss claim. Servicer explained they do not release to anyone and advised Borrower get in touch with them and they will confirm all repairs are complete. On 11/XX/2017 Borrower asked for a forbearance ue to natural disaster in September which caused damage to the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290951	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called and stated they are locked out of the website. The agent indicated that email needed to be verified. The agent offered to assist the borrower while on the phone. The borrower stated that they are using a cell phone and the agent indicated that could be a problem. The borrower should use a computer with Internet Explorer as the browser. The loan is current.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called and stated they are locked out of the website.  The agent indicated that email needed to be verified.  The agent offered to assist the borrower while on the phone.  The borrower stated that they are using a cell phone and the agent indicated that could be a problem.  The borrower should use a computer with Internet Explorer as the browser.  The loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290961	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	The commentary provided did not list a reason for default.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	No	Yes	No	The case number and dates of the bankruptcy were not listed in the commentary provided. The comments only reflect the borrower filed a bankruptcy and that was discharged.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The commentary provided did not list a reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  A motion for relief was filed 12/XX/2012.  The case number and dates of the bankruptcy were not listed in the commentary provided.  The comments only reflect the borrower filed a bankruptcy and that was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290962	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	The borrower called regarding statement saying they were delinquent. Borrower was advised that the statement does not reflect the correct information and that the loan is not behind.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	Notes reflected water damage that has not been fully repaired.	Water	In Process	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called regarding statement saying they were delinquent. Borrower was advised that the statement does not reflect the correct information and that the loan is not behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX .  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Notes reflected water damage that has not been fully repaired.  The damage repair amount is estimated at $4,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $5,824.03 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF338275 XXX 11/XX/2016 11:11:51 AM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $5,824.03 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF338275 XXX 11/XX/2016 11:11:51 AM Yes AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $5,824.03 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF338275 XXX 11/XX/2016 11:11:51 AM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 10/XX/2016 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $5,824.03 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF338275 XXX 11/XX/2016 11:11:51 AM Yes AMC's Response: Servicer Response added to review - no change in exceptions.
204290969	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290972	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called in and stated has been paying $1411.39 and is asking what the current payment amount is. The agent advised $1529.66 and the date payment changed was 02/XX/2017 due to escrow. The borrower stated received a notice of default and has already mailed $1411.39 and will mail the difference to satisfy the notice of intent. The borrower stated never received the payment change notice due to escrow. The borrower called 8/XX/2018 to inquiry about the payments and late fees on the account. Servicer advised the loan has been one month past due since the loan was acquired 8//12013 and since the loan was modified 11/XX/2014; in addition, no payment was received in 11/2014. Servicer advised the borrower to make the payment or a payment history could be sent to dispute; and if the borrower decided to dispute to send a written request. On the same day, an attorney's office called with further questions regarding the payments.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and stated has been paying $1411.39 and is asking what the current payment amount is. The agent advised $1529.66 and the date payment changed was 02/XX/2017 due to escrow. The borrower stated received a notice of default and has already mailed $1411.39 and will mail the difference to satisfy the notice of intent. The borrower stated never received the payment change notice due to escrow.  The borrower called 8/XX/2018 to inquiry about the payments and late fees on the account.  Servicer advised the loan has been one month past due since the loan was acquired 8//12013 and since the loan was modified 11/XX/2014; in addition, no payment  was received in 11/2014.  Servicer advised the borrower to make the payment or a payment history could be sent to dispute; and if  the borrower decided to dispute to send a written request.  On the same day, an attorney's office called with further questions regarding the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290974	XXX	Delinquent	8/XX/2018	8/XX/2018	Inability to Rent Property	30	1	7/XX/2018	Tenant Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Talked to Borrower, verified occupancy vacant. Borrower stated unable to rent property and want to set up payment. Advised total amount due of $3380.39 and notice of incomplete expires on 07/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Talked to Borrower, verified occupancy vacant. Borrower stated unable to rent property and want to set up payment. Advised total amount due of $3380.39 and notice of incomplete expires on 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204290975	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to schedule payment and associate advised the repayment plan was completed last month. Comment dated 10/XX/2017 borrower agreed to a six month repayment and 3 months of payments were scheduled.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Hardest Hit Program	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to schedule payment and associate advised the repayment plan was completed last month. Comment dated 10/XX/2017 borrower agreed to a six month repayment and 3 months of payments were scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290984	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Discuss loan details	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Discuss loan details
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290985	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in 5/XX/2018 to discuss payments and when they were applied and whether late fees could be waived.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in 5/XX/2018 to discuss payments and when they were applied and whether late fees could be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290987	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Other	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to see why she is receiving calls and states that the agent should be calling her spouse.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2018	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to see why she  is receiving calls and states that the agent should be calling her spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290989	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290990	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	08/XX/2018 A Bankruptcy periodic letter was sent.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  08/XX/2018 A Bankruptcy periodic letter was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290996	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204290997	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called in and was advised that the six month forbearance plan ends 06/XX/2018. The borrower requested the suspense funds be applied to the principal balance. The borrower inquired about how the approved forbearance plan worked but, per the pay history, was not accepted.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in and was advised that the six month forbearance plan ends 06/XX/2018. The borrower requested the suspense funds be applied to the principal balance. The borrower inquired about how the approved forbearance plan worked but, per the pay history, was not accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291011	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Outbound call to collect past due payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound call to collect past due payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291014	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291020	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in with a question regarding the escrow. The borrower was educated about the refund check and escrow process.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in with a question regarding the escrow. The borrower was educated about the refund check and escrow process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291026	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Per commentary the reason for default is listed as curtailment of income. The servicer discussed loss mitigation options with borrower; however, no further commentary on discussion by borrower was provided in notes.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2013	Yes	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Per commentary the reason for default is listed as curtailment of income.  The servicer discussed loss mitigation options with borrower; however, no further commentary on discussion by borrower was provided in notes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291036	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in wanting to know where the $25.00 returned check fee came from and also why the payment went down by $200.00 .	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in wanting to know where the $25.00 returned check fee came from and also why the payment went down by $200.00 .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291056	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	08/XX/2018 A XXX Speedpay letter was sent to the Borrower regarding payment received 08/XX/2018 in the amount of $1037.53.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  08/XX/2018 A XXX Speedpay letter was sent to the Borrower regarding payment received 08/XX/2018 in the amount of $1037.53.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291057	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower contacted the servicer on 05/XX/2018 to authorize a payment in the amount of $1,200.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower contacted the servicer on 05/XX/2018 to authorize a payment in the amount of $1,200.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291065	XXX	Delinquent	8/XX/2018	9/XX/2018	Payment Disputes	60	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Commentary states borrower called in regarding the escrow account and in breakdown amounts.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Commentary states borrower called in regarding the escrow account and in breakdown amounts.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing a returned payment. Borrower was advised to resent dispute information, including bank statements.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291067	XXX	Delinquent	8/XX/2018	9/XX/2018	Other	30	1	8/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204291068	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	8/XX/2018 File Review: Notes indicate that borrower scheduled a SpeedPay payment for loan account for 1302.36 through August.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  8/XX/2018 File Review: Notes indicate that borrower scheduled a SpeedPay payment for loan account for 1302.36 through August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291081	XXX	Performing	8/XX/2018	8/XX/2018	Payment Disputes	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	On 8/XX/18 the borrower called about amount due on the account because the statement that was received showed $917.12 and the payment should only be $883.76. The servicer confirmed the payment is $883.76 and the additional amount was for a property inspection fee. The borrower understood and had no further questions.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 8/XX/18 the borrower called about amount due on the account because the statement that was received showed $917.12 and the payment should only be $883.76. The servicer confirmed the payment is $883.76 and the additional amount was for a property inspection fee. The borrower understood and had no further questions.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower called and advised a payment was misapplied for 02/XX/2016 because it was applied to escrow instead of being applied as a payment. On 04/XX/2016, the servicer confirmed they received the written payment dispute on 03/XX/2016. The borrower called on 04/XX/2016 and 05/XX/2016 and when reviewing the dispute with the borrower the call was dropped on both occasions. On 06/XX/2016, the funds were reversed from escrow and applied as a payment. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291083	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Outbound collection call to remind of next payment due; borrower indicated paycheck was just deposited into his account. Borrower made promise to pay.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	No	Current	Informal (Verbal)	1/XX/2018	6/XX/2018	$1,226.31	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound collection call to remind of next payment due; borrower indicated paycheck was just deposited into his account.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291089	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	30	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to ask if assistance had been granted, and agent advised that yes, the borrower's payment is $0.00 for the next six months.

Borrower returned a call 7/XX/2018 to discuss making payments. Borrower said he was impacted by a natural disaster and agreed to a 5-month repayment plan.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to ask if assistance had been granted, and agent advised that yes, the borrower's payment is $0.00 for the next six months.

Borrower returned a call 7/XX/2018 to discuss making payments.  Borrower said he was impacted by a natural disaster and agreed to a 5-month repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is due for 8/XX/2018 and is currently 30 days past due. Last comment was 9/XX/2018 regarding hazard insurance premium payment.	Loan is due for 8/XX/2018 and is currently 30 days past due. Last comment was 9/XX/2018 regarding hazard insurance premium payment.
204291094	XXX	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	The Borrower call to inquire about making payments on-line and about the about not receiving the correct payment due date. Servicer informed Borrower that they would need to contact their Bankruptcy Attorney. Servicer verified that the property was owner occupied and that the Borrower was living in the property part-time.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The Borrower call to inquire about making payments on-line and about the about not receiving the correct payment due date.  Servicer informed Borrower that they would need to contact their Bankruptcy Attorney.  Servicer verified that the property was owner occupied and that the Borrower was living in the property part-time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291106	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower called advised made an exra payment that advanced them ahead of the plan and wanted to modify April payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Current	Formal (Written)	4/XX/2018	8/XX/2018	$1,521.75	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called advised made an exra payment that advanced them ahead of the plan and wanted to modify April payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291110	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	Good	Yes	Yes	7/XX/2015	Ongoing dialogue with borrower	Per commentary dated for 07/XX/2015, Unauthorized 3rd party, complete details of the conversation wasn't discloses.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  Per commentary dated for 07/XX/2015, Unauthorized 3rd party,  complete details of the conversation wasn't  discloses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291111	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower effected by Hurricane. All repairs are complete and loan is current as of last comment. Borrower paid 944.45 5/XX/2018	No	Fair	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower effected by Hurricane. All repairs are complete and loan is current as of last comment. Borrower paid 944.45 5/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291112	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower stated borrower # 2 passed away. Advised to send in copy of death certificate.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated borrower # 2 passed away.  Advised to send in copy of death certificate.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291117	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower payment is current. Borrower was delinquent due to helping child with school bills and dorm room payments. . Will collection calls until paymeny is caught up.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	2/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower payment is current. Borrower was delinquent due to helping child with school bills and dorm room payments. . Will collection calls until paymeny is caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower payment is current. Borrower was delinquent due to helping child with school bills and dorm room payments. . Will collection calls until paymeny is caught up.	Borrower payment is current. Borrower was delinquent due to helping child with school bills and dorm room payments. . Will collection calls until paymeny is caught up.
204291118	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Advised borrower on getting caught up on late fees as she is able to.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Advised borrower on getting caught up on late fees as she is able to.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291119	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower called and stated she has not received billing statements. Servicer advised bankruptcy accounts do not generate statements.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Release from Stay Granted	Chapter 13	Yes	No	No	Relief granted upon confirmation of plan on 02/XX/2017.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called and stated she has not received billing statements. Servicer advised bankruptcy accounts do not generate statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 11/XX/2015.  Relief granted upon confirmation of plan on 02/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291120	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291122	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower gave authorization to make payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower gave authorization to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291127	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	11/XX/2013	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291130	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower states his RFD was due to being ill. He made a promise to pay when he gets his paycheck on the 25th.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower states his RFD was due to being ill. He made a promise to pay when he gets his paycheck on the 25th.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291138	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	60	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2017	Not attempting to contact the borrower	Borrower called about the 1098 form rep advised to follow up tomorrow.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called about the 1098 form rep advised to follow up tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291140	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in to discuss delinquency notice because payment was made for March but went to misapplied funds. Borrower requested for issue to be corrected The agent advised no billing statement s due to bankruptcy. The borrower advised will pay the difference form the payment made vs. actual installment in amount of $80.35 and continue to keep account current.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	N/A	No	Discharged	UTD	No	No	No	No details provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to discuss delinquency notice because payment was made for March but went to misapplied funds. Borrower requested for issue to be corrected  The agent advised no billing statement s due to bankruptcy. The borrower advised will pay the difference form the payment made vs. actual installment in amount of $80.35 and continue to keep account current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2015.  The dispute type is Verbal and the reason is PMI Cancellation.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing PMI payment; advised it fill fall off automatically in November 2022.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291142	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower stated having problems collecting rent from tenant and needs to pay legal fees, mortgage, etc. Trying to come up with plan to get another tenant, but may sell the home if can't Father is deceased and shares home.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated having problems collecting rent from tenant and needs to pay legal fees, mortgage, etc. Trying to come up with plan to get another tenant, but may sell the home if can't Father is deceased and shares home.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: No date of death given.	No date of death given.
204291159	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower stated will be calling on Friday to make payment of $1,550.69 and late fee of $72.66.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower stated will be calling on Friday to make payment of $1,550.69 and late fee of $72.66.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291163	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to discuss payment plan monitoring. Servicer advised the total amount due is $2059.96, servicer advised the next payment due is $1420.30 for the 06/01 payment. Servicer set-up speed pay for $1772.40 for July's payment. Borrower has question about the repayment plan and total amount owing. Servicer answered all questions.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to discuss payment plan monitoring.  Servicer advised the total amount due is $2059.96, servicer advised the next payment due is $1420.30 for the 06/01  payment.  Servicer set-up speed pay for $1772.40 for July's payment.  Borrower has question about the repayment plan and total amount owing.  Servicer answered all questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204291180	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	The servicer informed the borrower on 01/XX/2018 that the suspense account has a credit balance.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The servicer informed the borrower on 01/XX/2018 that the suspense account has a credit balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291182	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Customer called in to confirm payment had been received.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer called in to confirm payment had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204291183	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Payment Disputes	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to request payment history.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to request payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291188	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204291192	XXX	Performing	8/XX/2018	5/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	The borrower stated they had excessive obligations due to truck repairs which is now resolved. They then scheduled payments of $389.59 for 05/03 and 05/17.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower  stated they had excessive obligations due to truck repairs which is now resolved.  They then scheduled payments of $389.59 for 05/03 and 05/17.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit reporting dispute of the mortgage payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291197	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower contact in regards to payment made on account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contact in regards to payment made on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291198	XXX	Performing	8/XX/2018	4/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in to make payment. Borrower wanted to know if she made extra payment if it would go to principal. Borrower was advised yes funds would go to unapplied and then to principal balance.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to make payment.  Borrower wanted to know if she made extra payment if it would go to principal.  Borrower was advised yes funds would go to unapplied and then to principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291210	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in on 3/XX/2018 and received a repayment plan that helped customer become current.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Completed	Informal (Verbal)	3/XX/2018	4/XX/2018	$2,738.99	3/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in on 3/XX/2018 and received a repayment plan that helped customer become current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer was disputing miss application of funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291211	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower was advised of the total amount due.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised of the total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291217	XXX	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Servicer spoke to borrower concerning past due account, advised could offer an extension for the forbearance payment, borrower did not seem to understand and said they would call back later	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	12/XX/2017	Retention	No	Current	Formal (Written)	1/XX/2018	6/XX/2018	5/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer spoke to borrower concerning past due account, advised could offer an extension for the forbearance payment, borrower did not seem to understand and said they would call back later
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291223	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	On 1/XX/2018 the borrower's authorized third party called to change the payment amount and verify the banking info change.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  On 1/XX/2018 the borrower's authorized third party called to change the payment amount and verify the banking info change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291227	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2016	Not attempting to contact the borrower	Commentary states borrower called in and advised wanted to apply for modification. Borrower also advised of escrow payment is too high. Borrower was advised to shop for different companies for better rates.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	No	Retention	No	Discharged	Chapter 7	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Commentary states borrower called in and advised wanted to apply for modification. Borrower also advised of escrow payment is too high. Borrower was advised to shop for different companies for better rates.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291234	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to inquire about the payment made in February where it applied to. The servicer advised it applied to January and the March payment applied to February. Borrower advised still has illness and has a nurse coming to check on her.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to inquire about the payment made in February where it applied to. The servicer advised it applied to January and the March payment applied to February. Borrower advised still has illness and has a nurse coming to check on her.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291236	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to check the status of their account and was advised that the account is current and not due until 8/1 with a credit of $478.46.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to check the status of their account and was advised that the account is current and not due until 8/1 with a credit of $478.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291239	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to make payment on account and stated intends to make payments for April and May.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	Yes	Per comment 05/XX/2014, no reaffirmation	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment on account and stated intends to make payments for April and May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is evidence of reaffirmation.  Per comment 05/XX/2014, no reaffirmation
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291240	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	appears to be getting Bankruptcy Periodics currently but no new case mentioned in commentary	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.  appears to be getting Bankruptcy Periodics currently but no new case mentioned in commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291243	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291244	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called in advised of payment made and next payment due of 2640.04 also reset borrowers online password.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in advised of payment made and next payment due of 2640.04 also reset borrowers online password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291247	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Inability to Rent Property	0	1	7/XX/2018	Tenant Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower made payment by phone and was advised to set up ach for automated payments.	No	Fair	Resolved	Weak	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower made payment by phone and was advised to set up ach for automated payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204291253	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower promised to pay.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291257	XXX	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	60	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower made a payment	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	Current	Formal (Written)	2/XX/2018	10/XX/2018	$432.67	6/XX/2018	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/2017; no evidence of current property damage.	Property was in FEMA disaster area 09/2017; no evidence of current property damage.
204291263	XXX	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	9/XX/2018	Occupied-UTD	UTD	Yes	Incomplete	9/XX/2015	2/XX/2016	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in stating did not get billing statement and was not aware past due. The agent advised borrower total amount due is $1678.27. The borrower stated wants to bring loan current and authorized agent to process payment in amount of $1678.27 and was provided with the payment confirmation number, The borrower requested to have attorney removed from file as no longer represented.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in stating did not get billing statement and was not aware past due. The agent advised borrower total amount due is $1678.27. The borrower stated wants to bring loan current and authorized agent to process payment in amount of $1678.27 and was provided with the payment confirmation number, The borrower requested to have attorney removed from file as no longer represented.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Debt dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The attorney representing borrower sent in a written debt dispute. The servicer reviewed the account and on 06/XX/2017 sent written response to attorney and provided validity of debt documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291265	XXX	Performing	8/XX/2018	9/XX/2018	Other	0	1	4/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower wanted to get 30 day late reversed for March payment - forgot to make payment. Also borrower set up auto pay.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower wanted to get 30 day late reversed for March payment - forgot to make payment. Also borrower set up auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291267	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	4/XX/2018	Not attempting to contact the borrower	The borrower called in to schedule payment for 05/XX/2018. The borrower was pending funds to post in personal account.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to schedule payment for 05/XX/2018.  The borrower was pending funds to post in personal account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291268	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	9/XX/2017	Contact attempts - however unable to contact borrower	Per the commentary provided the reason for default is listed as excessive obligations.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Per the commentary provided the reason for default is listed as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no new update	no new update
204291272	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	08/XX/2018 The Servicer sent a follow up letter to the Borrower, the next step is pending a copy of claim check to confirm the Servicer is not listed on the check.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	No	Comments on 03/XX/2018 indicated damages were incurred from XXX on 09/XX/2017. The borrower advised the claim check was made out only to the borrower as it was only for other structures, fence, debris removal and 3 shingles. The approximate claim amount was $3,749.73. Comments on 05/XX/2018 and 03/XX/2018 indicated a copy of the claim check was needed to close the claim. It is unclear if the borrower has completed the repairs.	Other Natural Causes	In Process	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  08/XX/2018 The Servicer sent a follow up letter to the Borrower, the next step is pending a copy of claim check to confirm the Servicer is not listed on the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 03/XX/2018 indicated damages were incurred from XXX on 09/XX/2017. The borrower advised the claim check was made out only to the borrower as it was only for other structures, fence, debris removal and 3 shingles. The approximate claim amount was $3,749.73. Comments on 05/XX/2018 and 03/XX/2018 indicated a copy of the claim check was needed to close the claim. It is unclear if the borrower has completed the repairs.  The damage repair amount is estimated at $3,749.73.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $3,749.73 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF366482 XXX 3/XX/2018 8:08:08 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $3,749.73 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF366482 XXX 3/XX/2018 8:08:08 PM No, lender was not listed as payee on claim check. Pending check copy to confirm. AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $3,749.73 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF366482 XXX 3/XX/2018 8:08:08 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $3,749.73 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF366482 XXX 3/XX/2018 8:08:08 PM No, lender was not listed as payee on claim check. Pending check copy to confirm. AMC's XXX Servicer Response added to review - no change in exceptions.
204291279	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291284	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Illness - Mortgagor	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called in 3/XX/2018 to discuss a borrower assistance program he had received.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in 3/XX/2018 to discuss a borrower assistance program he had received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291288	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower was called in regards to a payment increase and the borrower stated they were not aware of the increase and did not receive a notice. The borrower was advised it would start in August and the borrower requested a copy of the tax bill, escrow letter and step rate change.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	12/XX/2016	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was called in regards to a payment increase and the borrower stated they were not aware of the increase and did not receive a notice.  The borrower was advised it would start in August and the borrower requested a copy of the tax bill, escrow letter and step rate change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291291	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	UTD	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Borrower updated their information with the servicer.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower updated their information with the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204291294	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Ongoing dialogue with borrower	Inbound call for tax form inquiry. Borrower stated no loner represented by attorney. Advised requested 1098 form to be sent.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	UTD	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Inbound call for tax form inquiry. Borrower stated no loner represented by attorney.   Advised requested 1098 form to be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291297	XXX	Loss Mitigation	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called in because we called their spouse and they thought they were on a repayment plan. Advised that they are but we only set up 3 payments at a time and we needed to speak with someone to set up the rest of the payments for the 7 month plan.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in because we called their spouse and they thought they were on a repayment plan.  Advised that they are but we only set up 3 payments at a time and we needed to speak with someone to set up the rest of the payments for the 7 month plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291299	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called in to see if reversal request has been completed. Agent advised borrower that they are still pending avp approval for reversal request and once received it will be completed	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to see if reversal request has been completed. Agent advised borrower that they are still pending avp approval for reversal request and once received it will be completed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291300	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	11/XX/2017	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 04/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204291301	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291302	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	A3P Borrower spouse Margarita Ambrosio called in 2 payments for $2,763.28 each for 1/XX/2018 and 2/XX/2018 an payment for $2,646.18 on 3/XX/2018 RFD hurt back 4 years ago continued to have surgery.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  A3P Borrower spouse Margarita Ambrosio called in 2 payments for  $2,763.28 each for 1/XX/2018 and 2/XX/2018 an payment for $2,646.18 on 3/XX/2018  RFD hurt back 4 years ago continued to have surgery.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291303	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in about fees on their billing statement.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in about fees on their billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291304	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	The borrower called to make a payment with her debit card and was advised that the servicer no longer accepts card.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to make a payment with her debit card and was advised that the servicer no longer accepts card.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291306	XXX	Performing	8/XX/2018	9/XX/2018	Other	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower advised that she hasn't received a formal resolution to her question that she had made at a prior date. Agent advised to allow 2 weeks for them to research her question an respond.	No	Good	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised that she hasn't received a formal resolution to her question that she had made at a prior date. Agent advised to allow 2 weeks for them to research her question an respond.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291309	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Confirmation of payment due date, grace period and financials.	No	Good	UTD	Weak	No	No	No	No	No	UTD	No	No	No	No	UTD	UTD	No	No	No	UTD	Yes	Other Modification	1/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Confirmation of payment due date, grace period and financials.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 6/XX/2016 comments reference a step rate modification approved by the prior servicer; however, there are no additional details provided regarding the terms of the modification.	6/XX/2016 comments reference a step rate modification approved by the prior servicer; however, there are no additional details provided regarding the terms of the modification.
204291310	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The last contact with the borrower was on 08/XX/2018. The borrower stated that there had been monies in suspense that thought could be put towards outstanding payment, however it ended up being applied to outstanding late fees. The borrower inquired about a modification. The agent advised borrower that it wasn't possible due to having prior modifications. The borrower stated would make double payments each month until caught up.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact with the borrower was on 08/XX/2018. The borrower stated that there had been monies in suspense that thought could be put towards outstanding payment, however it ended up being applied to outstanding late fees. The borrower inquired about a modification. The agent advised borrower that it wasn't possible due to having prior modifications. The borrower stated would make double payments each month until caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The lender has force placed insurance on the property. There is a long history of borrower illness that has been affecting the ability to repay the loan. The borrower's only income source is disability income.	The lender has force placed insurance on the property. There is a long history of borrower illness that has been affecting the ability to repay the loan. The borrower's only income source is disability income.
204291311	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Discharged chapter 7 bankruptcy 7/XX/2014	Discharged chapter 7 bankruptcy 7/XX/2014
204291313	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291315	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291318	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The last contact with the borrower was on 07/XX/2018. The borrower was inquiring as to why the principal balance was higher than shown. The agent advised the borrower it was due to the loan modification in 2013. Borrower was also advised that if the payments were paid prior to the 15th of the month, there wouldn't be late fees assessed to the account.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	12/XX/2015	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact with the borrower was on 07/XX/2018. The borrower was inquiring as to why the principal balance was higher than shown. The agent advised the borrower it was due to the loan modification in 2013. Borrower was also advised that if the payments were paid prior to the 15th of the month, there wouldn't be late fees assessed to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: May 2018 payment was made 6/XX/18	May 2018 payment was made 6/XX/18
204291323	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower asked about shortage	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower asked about shortage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291325	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2015	Contact attempts - however unable to contact borrower	Borrower authorized speed pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Borrower authorized speed pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291331	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291332	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291337	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The last contact was made on 7/XX/2018, in which the borrower scheduled a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The last contact was made on 7/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291338	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower confirmed the payment arrangement.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower confirmed the payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291346	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower asked if they were still covered by the forbearance plan, was advised they would make sure that it was taken care of but they were still covered until September 2018.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	Current	Formal (Written)	9/XX/2017	9/XX/2018	$2,686.76	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower asked if they were still covered by the forbearance plan, was advised they would make sure that it was taken care of but they were still covered until September 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291351	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2015	Ongoing dialogue with borrower	Comments show borrower called to go over delinquency and payments.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Comments show borrower called to go over delinquency and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no new updates	no new updates
204291356	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	non authorized third party called from Pacific Specialty insurance agency to confirm the borrower recently switched insurance to them.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  non authorized third party called from Pacific Specialty insurance agency to confirm the borrower recently switched insurance to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Latest notes in system are dates letters were sent out to borrower with the latest one a Bankruptcy Periodic dated 08/XX/2018. There is no indication the borrower has filed for bankruptcy.	Latest notes in system are dates letters were sent out to borrower with the latest one a Bankruptcy Periodic dated 08/XX/2018. There is no indication the borrower has filed for bankruptcy.
204291360	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Borrower states spouse made a payment for May on-line that morning. Borrower states has no idea why the payment is late.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower states spouse made a payment for May on-line that morning.  Borrower states has no idea why the payment is late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291364	XXX	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to confirm the payment scheduled for 05/XX/2018 was applied. The servicer confirmed the May payment processed and the June payment is scheduled for 06/XX/2018. The borrower advised they would put the property up for sale in June.	No	Good	Permanent	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	6/XX/2018	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to confirm the payment scheduled for 05/XX/2018 was applied. The servicer confirmed the May payment processed and the June payment is scheduled for 06/XX/2018. The borrower advised they would put the property up for sale in June.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called and advised the reason for default was a payment dispute. The borrower did not know why the payment amount increased for the October payment. The servicer advised the borrower of the escrow analysis and the borrower agreed. The dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204291369	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called do discuss payments.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called do discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291370	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Per commentary the reason for default was listed as illness of borrower.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2014	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Per commentary the reason for default was listed as illness of borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291377	XXX	Performing	8/XX/2018	8/XX/2018	Unable to Contact Borrower	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to ensure the payment on account was received. The servicer verified payment received. The borrower stated the bankruptcy case has been discharged but not yet closed. Servicer advised the account is now 60 days past due.	No	Fair	Resolved	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	Yes	Yes	No	Noted 05/XX/2018 case was discharged but not yet closed.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to ensure the payment on account was received. The servicer verified payment received. The borrower stated the bankruptcy case has been discharged but not yet closed. Servicer advised the account is now 60 days past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  A motion for relief was filed 11/XX/2015.  Noted 05/XX/2018 case was discharged but not yet closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291387	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	11/XX/17:The borrower called to know why they received a check from escrow. The agent explained that it was an escrow refund and that whenever there is more than $50 surplus in the account the servicer has to send it back to the borrower. The borrower asked for the amount to bring the account current and the agent provided the figure. 08/XX/18: borrower called for payment inquiry	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	Bankruptcy occurred outside of review period but commentary dated 12/XX/15 and 22/XX/18 shows it was part of dispute information captured so captured BK information also.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  11/XX/17:The borrower called to know why they received a check from escrow.  The agent explained that it was an escrow refund and that whenever there is more than $50 surplus in the account the servicer has to send it back to the borrower.  The borrower asked for the amount to bring the account current and the agent provided the figure.

08/XX/18: borrower  called for payment inquiry
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower disputed delinquencies reported on the account through the credit bureaus and the servicer corrected payment history from 6/2012 through 1/2018 due to bankruptcy discharge.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  Bankruptcy occurred outside of review period but commentary dated 12/XX/15 and 22/XX/18 shows it was part of dispute information captured so captured BK information also.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291392	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The authorized third party (spouse) confirmed their most recent payment had cured the account. They requested a password reset for their online account and made a payment of $780.47 over the phone.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The authorized third party (spouse) confirmed their most recent payment had cured the account.  They requested a password reset for their online account and made a payment of $780.47 over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291399	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291403	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Tenant Occupied	UTD	Yes	Yes	9/XX/2017	Not attempting to contact the borrower	Borrower called to make payment of 799.23 effective 9/XX/2017.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called to make payment of 799.23 effective 9/XX/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute through E-Oscar.  Borrower claims husband refinanced and loan should not be in her name and thus no reporting on her name.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204291405	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	Most recent conversation with borrower was to go over payment and repayment options. New modification is noted as not option as borrower has already had 2 in the past.	No	Good	Permanent	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Most recent conversation with borrower was to go over payment and repayment options.   New modification is noted as not option as borrower has already had 2 in the past.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is performing under repayment plan. No active modification.	Loan is performing under repayment plan. No active modification.
204291408	XXX	Delinquent	8/XX/2018	9/XX/2018	Illness - Mortgagor	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	The customer was contacted and stated that the has been dealing with some medical illness for the last 15 years that causes him to miss work.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The customer was contacted and stated that the has been dealing with some medical illness for the last 15 years  that causes him to miss work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 3.0 PLEASE CONFIRM WHY RFD AMC's Response: Exception for RFD removed due to performing status.	09/XX/2018 Servicer Response: 3.0 PLEASE CONFIRM WHY RFD AMC's Response: Exception for RFD removed due to performing status.
204291415	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	Borrower advised will make December payment online	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower advised will make December payment online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291417	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Called customer about collection customer stated that he will send in payment once he receives his SSI payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Called customer about collection customer stated that he will send in payment once he receives his SSI payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291428	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Notes indicate that borrower was contacted for the June payment. Borrower advised they will schedule a Promise to Pay payment this friday but the Reason for Default of they have experienced an illness that had made them late. Borrower also advised they might be interested in a modification but doesn't know if they would qualify.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Notes indicate that borrower was contacted for the June payment. Borrower advised they will schedule a Promise to Pay payment this friday but the Reason for Default of they have experienced an illness that had made them late. Borrower also advised they might be interested in a modification but doesn't know if they would qualify.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291431	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291434	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower contact in regards to promise to pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact in regards to promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291437	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called in and stated mailed a check to Servicer on 2/XX/2018 and wanted to know the status of the check. Agent advised did not receive the check. Borrower scheduled a payment for $1319.66, effective 3/XX/2018.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in and stated mailed a check to Servicer on 2/XX/2018 and wanted to know the status of the check. Agent advised did not receive the check. Borrower scheduled a payment for $1319.66, effective 3/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291439	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291440	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	The borrower was reached however it wasn't a good time to talk. The borrower was given the SPOC call back information.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower was reached however it wasn't a good time to talk.  The borrower was given the SPOC call back information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291446	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called and authorized a payment in the amount of $1301.64.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	Yes	1	Current	Formal (Written)	6/XX/2018	12/XX/2018	$1,301.64	9/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called and authorized a payment in the amount of $1301.64.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower requested late fees to be waived and credit bureau to be corrected. On 07/XX/2018 written correspondence was sen to the borrower advising that a repayment plan does not supersede terms of loan documents. Credit reporting is considered accurate. Fees valid; declined to waive.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291447	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in response to demand letter, and agent explained loan is over 30 days delinquent.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called in response to demand letter, and agent explained loan is over 30 days delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan was modified in 2010.	Loan was modified in 2010.
204291452	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	9/XX/2018	Occupied-UTD	UTD	Yes	Incomplete	9/XX/2015	2/XX/2016	1/XX/2017	Ongoing dialogue with borrower	Account inquiry. Borrower called to make payment by debit card. Advised the funds has posted already and advised may result in double payment ask if borrower will be okay with that. Borrower stated has sufficient funds in account.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Account inquiry.  Borrower called to make payment by debit card.  Advised the funds has posted already and advised may result in double payment ask if borrower will be okay with that.   Borrower  stated has sufficient funds in account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: A General Notice of Intent was produced 9/XX/2018.  The borrower continues to be 60 days delinquent in their payments.
																																																																																																																																																																																															Reviewer could not identify any additional borrower contacts.	A General Notice of Intent was produced 9/XX/2018. The borrower continues to be 60 days delinquent in their payments. Reviewer could not identify any additional borrower contacts.
204291457	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Incomplete	9/XX/2015	2/XX/2016	2/XX/2018	Ongoing dialogue with borrower	Borrower called ask about the modification package received and was advised it was sent due to the partial payments that were being made, was then advised that payments would be made one all funds are in hand.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called ask about the modification package received and was advised it was sent due to the partial payments that were being made, was then advised that payments would be made one all funds are in hand.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291461	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	2/XX/2016	7/XX/2018	Ongoing dialogue with borrower	The borrower verified their information and discussed their deferred balance from their previous modification. They also requested the payoff amount.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower verified their information and discussed their deferred balance from their previous modification.  They also requested the payoff amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Dispute with escrow
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291469	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	60	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	5/XX/2017	Not attempting to contact the borrower	Borrower called in to inquiry why the payment increased, advised interest rate change	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in to inquiry why the payment increased, advised interest rate change
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291472	XXX	Gap Material Received	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Commentary states that borrower had a surplus that would could be applied toward a repayment plan to bring the account current. Borrower refused the repayment plan offered. Account was 90 days delinquent in the past 12 months. RFD is excessive obligations. Self employed borrower whose business failed per commentary on 4/XX/16. Due to lack of contact with borrower, unable to determine potential REO and default duration.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Commentary states that borrower had a surplus that would could be applied toward a repayment plan to bring the account current.  Borrower refused the repayment plan offered. Account was 90 days delinquent in the past 12 months.  RFD is excessive obligations.  Self employed borrower whose business failed per commentary on 4/XX/16.  Due to lack of contact with borrower, unable to determine potential REO and default duration.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291481	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower is late on payments due to medical bills and. Does not want to do a modification. Loan is not in foreclosure, no bankruptcy.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	6/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower is late on payments due to medical bills and. Does not want to do a modification. Loan is not in foreclosure, no bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy periodic statements being sent to Borrower, with the most recent being 07/XX/2018. No other evidence of prior bankruptcy noted.	Bankruptcy periodic statements being sent to Borrower, with the most recent being 07/XX/2018. No other evidence of prior bankruptcy noted.
204291482	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2016	Contact attempts - however unable to contact borrower	Representative contacted Borrower regarding payment. Borrower stated they are at work but they do want to set up a payment for $1,500 to be drafted on 02/XX/2018. Borrower advised they will call back with banking information. Representative verified Borrower is authorized signor on account listed and processed Speedpay payment for $1,500 per Borrower request.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	7/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Representative contacted Borrower regarding payment. Borrower stated they are at work but they do want to set up a payment for $1,500 to be drafted on 02/XX/2018. Borrower advised they will call back with banking information. Representative verified Borrower is authorized signor on account listed and processed Speedpay payment for $1,500 per Borrower request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291486	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291488	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	5/XX/2018	UTD	UTD	Yes	Yes	10/XX/2017	Ongoing dialogue with borrower	advised that payment is increasing due to interest rate going up to 4.375%. Agent advised borrower that his interest rate would no longer increase and that escrow analysis should be completed around 12/2017.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	9/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  advised that payment is increasing due to interest rate going up to 4.375%. Agent advised borrower that his interest rate would no longer increase and that escrow analysis should be completed around 12/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204291492	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	8/XX/2018	Tenant Occupied	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	The borrower called in and requested for password reset and the agent sent reset password. The borrower verified that the property is tenant occupied.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in and requested for password reset and the agent sent reset password. The borrower verified that the property is tenant occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204291494	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	Borrower wired funds for reinstatement	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower wired funds for reinstatement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: No reason for default given in comments. Borrower has a history of letting payments go and then paying reinstatement fee to bring back current.	No reason for default given in comments. Borrower has a history of letting payments go and then paying reinstatement fee to bring back current.
204291500	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204291501	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower completed pay by phone	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2014	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower completed pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291502	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Ongoing dialogue with borrower	Borrower called in and made a payment $942.00	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called in and made a payment $942.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291507	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Yes	7/XX/2016	Contact attempts - however unable to contact borrower	Authorized third party called to see how Escrow would be incorporated with modification trial payment. Representative advised that after trial, an analysis would be run for permanent modification documents and any shortage would be spread out over the first 5 years of the new modification.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Authorized third party called to see how Escrow would be incorporated with modification trial payment. Representative advised that after trial, an analysis would be run for permanent modification documents and any shortage would be spread out over the first 5 years of the new modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291514	XXX	Gap Material Received	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Commentary states borrower called in to schedule payments on the account. Borrower was also advised of next payment due for the account.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to schedule payments on the account. Borrower was also advised of next payment due for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291516	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Good	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2013	Yes	Retention	No	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2012.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291525	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower called in to state received statement showing owed $0.00, but owes over $3347.63. Advised of late fees and fees on DDCH. Borrower understood just wanted to make sure will not go into foreclosure.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to state received statement showing owed $0.00, but owes over $3347.63. Advised of late fees and fees on DDCH.  Borrower understood just wanted to make sure will not go into foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291528	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Ongoing dialogue with borrower	The borrower called to change payment in the amount of $1825.89 12 from 12/XX/17 to 12/XX/17. Assisted customer.	No	Poor	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to change payment in the amount of $1825.89 12 from 12/XX/17 to 12/XX/17. Assisted customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no update	no update
204291531	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	A collection call was made. The borrower stated she has her payment drafted from her checking account every month.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  A collection call was made.  The borrower stated she has her payment drafted from her checking account every month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291532	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	Yes	Yes	7/XX/2017	Ongoing dialogue with borrower	The borrower verified their information and stated they had just received their hardship package in the mail.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower verified their information and stated they had just received their hardship package in the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291540	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower called to make a payment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291542	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	The borrower called to check to see why servicer shows a missing payment and said that payments should be ahead. The borrower stated payment just made should be for February 2018 and agent advised that it was applied to January 2018. The agent put in a request for a payment history to be sent to the borrower and advised the borrower to send in any proof of missing payment. No further communications or details provided so assumed issue was resolved.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to check to see why servicer shows a missing payment and said that payments should be ahead.  The borrower stated payment just made should be for February 2018 and agent advised that it was applied to January 2018.  The agent put in a request for a payment history to be sent to the borrower and advised the borrower to send in any proof of missing payment.  No further communications or details provided so assumed issue was resolved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called to check to see why servicer shows a missing payment and said that payments should be ahead.  The borrower stated payment just made should be for February 2018 and agent advised that it was applied to January 2018.  The agent put in a request for a payment history to be sent to the borrower and advised the borrower to send in any proof of missing payment.  No further communications or details provided so assumed issue was resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291545	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The borrower did not state the reason for default only that the hardship was long term. The borrower stated a payment was already scheduled to come out 06/XX/2018 for $2,478.49; however, the servicer advised the borrower that the NOI expires 07/XX/2018 and the total amount due is $5,882.84. The servicer attempted to update financials to determine options for the borrower; however, the borrower had to end the call and promised to call back to review options - no further contact evident.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower did not state the reason for default only that the hardship was long term.  The borrower stated a payment was already scheduled to come out 06/XX/2018 for $2,478.49; however, the servicer advised the borrower that the NOI expires 07/XX/2018 and the total amount due is $5,882.84.  The servicer attempted to update financials to determine options for the borrower; however, the borrower had to end the call and promised to call back to review options - no further contact evident.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291549	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2015	Contact attempts - however unable to contact borrower	Borrower was returning the servicer's call. Servicer advised call was a payment reminder. Servicer advised the payment was received on 12/XX/2015.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Borrower was returning the servicer's call.  Servicer advised call was a payment reminder.  Servicer advised the payment was received on 12/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291550	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to ask for a refinance. Advised they don't do refinances but can request a modification. Unlikely to be be approved as defaulted on second modification within three months. Borrower claimed lots of equity in property and requested an exception and requested supervisor. Escalated to supervisor	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to ask for a refinance. Advised they don't do refinances but can request a modification. Unlikely to be be approved as defaulted on second modification within three months. Borrower claimed lots of equity in property and requested an exception and requested supervisor. Escalated to supervisor
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower is doing a modification. Amounts have been updated and payments have been updated. Borrower is not employed, Looking for work. Payments are being made by 3rd party	Borrower is doing a modification. Amounts have been updated and payments have been updated. Borrower is not employed, Looking for work. Payments are being made by 3rd party
204291554	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Per the comments on 4/XX/18, the borrower called in to arrange for a payment in the amount of $1471.21 to be made.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	UTD	No	Discharged	Chapter 7	UTD	The filing date was not provided in the comments. Evidence of reaffirmation was not evident in the comments	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Per the comments on 4/XX/18, the borrower called in to arrange for a payment in the amount of $1471.21 to be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2013 and there is no evidence of reaffirmation.  The filing date was not provided in the comments. Evidence of reaffirmation was not evident in the comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The borrower has been calling in to arrange for the payments to be made with speedpay for the 3 year review period. Comments indicate the property was affected by Hurricane XXX in 2013. It appears there was a modification done in January 2013 after the bankruptcy was discharged.	The borrower has been calling in to arrange for the payments to be made with speedpay for the 3 year review period. Comments indicate the property was affected by Hurricane XXX in 2013. It appears there was a modification done in January 2013 after the bankruptcy was discharged.
204291555	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	11/XX/2015	Contact attempts - however unable to contact borrower	On 11/XX/2015, the borrower stated reason for default was curtailment of income. Borrower stated that the borrower would be making two payments that day.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  On 11/XX/2015, the borrower stated reason for default was curtailment of income.  Borrower stated that the borrower would be making two payments that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291559	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	On 5/XX/2018 the borrower indicated the property is owner occupied. The borrower called to ask about payments, was advised of the reasons for payment changes.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	2/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower indicated the property is owner occupied.  The borrower called to ask about payments, was advised of the reasons for payment changes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291565	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called in and provided updated phone numbers. Borrower also stated that they were previously in Bankruptcy and the payment amounts have changed. Advised the borrower there are payments pending for July and June and the borrower stated that as of August the payment amounts will go down. Borrower made a payment in the amount if $1,675.16 for 6/XX/18 and $1,545.29 per the repayment plan. We also advised the borrower that after those two payments the monthly installment would be $1,436.62.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in and provided updated phone numbers.  Borrower also stated that they were previously in Bankruptcy and the payment amounts have changed. Advised the borrower there are payments pending for July and June and the borrower stated that as of August the payment amounts will go down. Borrower made a payment in the amount if $1,675.16 for 6/XX/18 and $1,545.29 per the repayment plan. We also advised the borrower that after those two payments the monthly installment would be $1,436.62.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Customer disputing missing payment for January and February
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291572	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Per commentary borrower called in regarding notice received, servicer advised was due to payment not being received within the grace period.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Per commentary borrower called in regarding notice received, servicer advised was due to payment not being received within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291573	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291574	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Borrower called in and was informed that February payment returned and the account is 30days delinquent. The borrower stated that the funds were there and the payment shouldn'e have returned. The borrower made a payment of 1185.16 and refuse to set up future payments.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in and was informed that February payment returned and the account is 30days delinquent. The borrower stated that the funds were there and the payment shouldn'e have returned. The borrower made a payment of 1185.16 and refuse to set up future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291575	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291580	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291581	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Tenant Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204291586	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Advised borrower reserve the right not to accept a payment for less than what due as well as complaint for service link. Advise borrower fell behind on payment due to the missing payment on 04/2015.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Advised borrower reserve the right not to accept a payment for less than what due as well as complaint for service link. Advise borrower fell behind on payment due to the  missing payment on 04/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291588	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	4/XX/2018	UTD	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	Last contact borrower made a payment and payment setup for 9/16.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Last contact borrower made a payment and payment setup for 9/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204291591	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	2/XX/2018	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291592	XXX	Performing	8/XX/2018	9/XX/2018	Payment Disputes	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called regarding payment; advised borrower showing returned due to incorrect account number, borrower paid $1,153.96 same day.	No	Good	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	UTD	Yes	No	No	Comments show the borrower was in bankruptcy but there is very little to no information about milestones or chapter.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called regarding payment; advised borrower showing returned due to incorrect account number, borrower paid $1,153.96 same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2013.  Comments show the borrower was in bankruptcy but there is very little to no information about milestones or chapter.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The collection comments from 08/XX/2018 are missing; the online writer and comment log were provided with latest comment dated 08/XX/2018.	The collection comments from 08/XX/2018 are missing; the online writer and comment log were provided with latest comment dated 08/XX/2018.
204291593	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Contact attempts - however unable to contact borrower	Borrower was uncooperative and stated they had to go due to medical reasons.

Last contact with telephone number on 07/XX/2018, a non affiliate answered who stated borrowers did not want to discuss business and disconnected call.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower was uncooperative and stated they had to go due to medical reasons.

Last contact with telephone number on 07/XX/2018, a non affiliate answered who stated borrowers did not want to discuss business and disconnected call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291596	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to make payment	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	No	UTD	UTD	UTD	UTD	N/A	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no updatte	no updatte
204291599	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	UTD	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	Discussed attorney permission to discuss loan modification. Discussed payment amount. Payment through Bill Pay so borrower can get bankruptcy discharged.	No	Poor	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	UTD	UTD	UTD	No	UTD	No information provided concerning the bankruptcy.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Discussed attorney permission to discuss loan modification. Discussed payment amount. Payment through Bill Pay so borrower can get bankruptcy discharged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  No information provided concerning the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204291604	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in to make payment arrangements.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291608	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in 6/XX/2018 to discuss escrow account and escrow deficiency.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in 6/XX/2018 to discuss escrow account and escrow deficiency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291612	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	10/XX/2015	Not attempting to contact the borrower	Borrower called in to say he was not aware his loan had been transferred and that loan is in Active Bankruptcy	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	UTD	No	Limited Bankruptcy information in comments	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower called in to say he was not aware his loan had been transferred and that loan is in Active Bankruptcy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Limited Bankruptcy information in comments
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291613	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Last contact with borrower was on 03/XX/2018 to discuss the borrower's 1098.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last contact with borrower was on 03/XX/2018 to discuss the borrower's 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291616	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	9/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	8/XX/2015	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204291624	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	04/XX/2018 - Borrower informed that she mailed out the check to bring the account current.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 - Borrower informed that she mailed out the check to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291631	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	7/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204291636	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to schedule two payments. Representative scheduled two payments for $1,189.88 each, to be drafted 05/15 and 06/XX/2016.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to schedule two payments. Representative scheduled two payments for $1,189.88 each, to be drafted 05/15 and 06/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291637	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Not attempting to contact the borrower	The last contact with the borrower was on 11/XX/2017 to discuss a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The last contact with the borrower was on 11/XX/2017 to discuss a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291641	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291645	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	Borrower called about late fees and payment change	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called about late fees and payment change
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291647	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	per the comments on 10/XX/17, the borrower was contacted for the October payment. The borrower indicated that there was a checking account dedicated to the mortgage payment, and that the borrower thought the payment had been set up to be paid. The borrower set up the next 3 payments to be made: $1348.86 on 10/XX/17, 11/XX/17, and 12/XX/17. The borrower was informed to call back after December if an ACH for the payments wasn't set up. The comments indicate the borrower understood that.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  per the comments on 10/XX/17, the borrower was contacted for the October payment. The borrower indicated that there was a checking account dedicated to the mortgage payment, and that the borrower thought the payment had been set up to be paid. The borrower set up the next 3 payments to be made: $1348.86 on 10/XX/17, 11/XX/17, and 12/XX/17. The borrower was informed to call back after December if an ACH for the payments wasn't set up. The comments indicate the borrower understood that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291654	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	borrower states he is sending payment XXX	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower states he is sending payment XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291660	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Borrower inquired about splitting payment from 2 separate accounts, was advised that it is not recommended for it may apply incorrectly.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower inquired about splitting payment from 2 separate accounts, was advised that it is not recommended for it may apply incorrectly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291664	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called in and was advised of the total amount due, $1,736.50 and the servicer offer to schedule the payment. The borrower stated that they would make a payment on the online system for $862.61. The borrower stated that they had been falling a month behind for over a year. The borrower stated that they would try to sell their vehicle and bring the loan current in September but would not provide reason for default.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and was advised of the total amount due, $1,736.50 and the servicer offer to schedule the payment.  The borrower stated that they would make a payment on the online system for $862.61.  The borrower stated that they had been falling a month behind for over a year. The borrower stated that they would try to sell their vehicle and bring the loan current in September but would not provide reason for default.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291668	XXX	Performing	8/XX/2018	9/XX/2018	Other	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Spoke with the borrower who advised they sent a payment in the amount of $1300 on 03/XX/18. The borrower advise they will sent another payment on 4/XX/1018.	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke with the borrower who advised they sent a payment in the amount of $1300 on 03/XX/18. The borrower advise they will sent another payment on 4/XX/1018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291672	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204291674	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower was concerned about payment increase. Borrower made payment $2028.60 and stated RFD is resolved.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	6/XX/2018	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was concerned about payment increase. Borrower made payment $2028.60 and stated RFD is resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291675	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrowers last contact was on 05/XX/2018 and it was to inquire that loan was current due to modification and setting up payments as well as setting up future payment options.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers last contact was on 05/XX/2018 and it was to inquire that loan was current due to modification and setting up payments as well as setting up future payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291678	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The servicer called and poske with the borrower who cited unemployment as the reason for default. The borrower wanted to speak to a supervisor as the borrower was not informed the loan would need to be brought current after the unemployment forbearance.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer called and poske with the borrower who cited unemployment as the reason for default. The borrower wanted to speak to a supervisor as the borrower was not informed the loan would need to be brought current after the unemployment forbearance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer researched and verified the account was reported accurately. Fields were updated to show the status as of 01/XX/2018.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: A	A
204291692	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated they had a death in the family and they are currently unemployed. Borrower unable to commit to payment and advised they are waiting for their Spouses SSI check.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower stated they had a death in the family and they are currently unemployed. Borrower unable to commit to payment and advised they are waiting for their Spouses SSI check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291693	XXX	Gap Material Received	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2016	Ongoing dialogue with borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204291701	XXX	Gap Material Received	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Discuss payment and family member illness	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Discuss payment and family member illness
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 08/XX/2015 borrower reported as being unemployed	08/XX/2015 borrower reported as being unemployed
204303106	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	The borrower stated the account was current and that the January payment was mailed. The representative advised the check had not been received. The call dropped.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower stated the account was current and that the January payment was mailed. The representative advised the check had not been received. The call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303109	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	At last contact, the borrower called in to change a scheduled payment to a later date. The borrower stated they are self employed and income is irregular.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  At last contact, the borrower called in to change a scheduled payment to a later date.  The borrower stated they are self employed and income is irregular.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204303124	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last contact Authorized Third Party will contact Attorney to have mail stop removed.	No	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact  Authorized Third Party will contact Attorney to have mail stop removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrowers have a prior Bankruptcy which discharged 01/2018.Borrowers are showing delinquent status up to end date of review. Based on conversation with Servicer, borrower claims thought the loan was current. Servicer instructed Borrower to contact Attorney to remove mail stop. Borrower states there is no hardship.	Borrowers have a prior Bankruptcy which discharged 01/2018.Borrowers are showing delinquent status up to end date of review. Based on conversation with Servicer, borrower claims thought the loan was current. Servicer instructed Borrower to contact Attorney to remove mail stop. Borrower states there is no hardship.
204303129	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to make sure account was current, they stated received a notice they were behind, advised account was current	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	No	Completed	Formal (Written)	12/XX/2017	4/XX/2018	$706.09	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make sure account was current, they stated received a notice they were behind, advised account was current
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303130	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called in and made payment and stated that payments would be within grace period going forward.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in and made payment and stated that payments would be within grace period going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303132	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called in regards to the forbearance document she received.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in regards to the forbearance document she received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303135	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called to schedule payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303140	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Fraud	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Ongoing dialogue with borrower	10/XX/2017 Borrower called to change payment date from 10/XX/2017 to November however the system only shows one payment made on 10/XX/2017, the borrower will contact the bank for further resolution.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  10/XX/2017 Borrower called to change payment date from 10/XX/2017 to November however the system only shows one payment made on 10/XX/2017, the borrower will contact the bank for further resolution.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303152	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2016	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	9/XX/2016	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303155	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	There is no rfd information; no contact	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	4/XX/2018	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  There is no rfd information; no contact
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303158	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower made a promise to pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303163	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Not attempting to contact the borrower	Inbound call from borrower who stated Servicer reported a negative credit report on 11/15, and wants to have it resolved. Agent explained the reason for the report and advised borrower to submit a dispute.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Inbound call from borrower who stated Servicer reported a negative credit report on 11/15, and wants to have it resolved. Agent explained the reason for the report and advised borrower to submit a dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303172	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2015	Contact attempts - however unable to contact borrower	The borrower requested a payoff quote.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  The borrower requested a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303173	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Servicer discussed with Borrower reason for for payment change and Borrower promise to pay.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer discussed with Borrower reason for for payment change and Borrower promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303175	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	Customer called in about payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Customer called in about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303178	XXX	Delinquent	8/XX/2018	8/XX/2018	Payment Adjustments	30	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	Borrower made payment inquiry received late letter and stated they always paid on time. Borrower was advised that payment amount had changed and borrower had not been making a full payment.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	Borrower called in 08/XX/2015 to provide attorney's contact information.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower made payment inquiry received late letter and stated they always paid on time. Borrower was advised that payment amount had changed and borrower had not been making a full payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2009.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2009 and there is no evidence of reaffirmation.  Borrower called in 08/XX/2015 to provide attorney's contact information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303187	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower was called to collect a payment and advised of the current loan status which is 30+ days delinquent.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was called to collect a payment and advised of the current loan status which is 30+ days delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303191	XXX	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Disaster forbearance plan extension and speed pay received of $1476.14	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	Current	Formal (Written)	6/XX/2018	11/XX/2018	$1,476.14	6/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Disaster forbearance plan extension and speed pay received of $1476.14
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303205	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Most recent conversation with the borrower was the borrower going over banking info and to ask for late fee waiver due to damage to property.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Most recent conversation with the borrower was the borrower going over banking info and to ask for late fee waiver due to damage to property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is current. Old completed single pay payment plan with an end date of 06/XX/2013. Outside of scope, non-material finding.	Loan is current. Old completed single pay payment plan with an end date of 06/XX/2013. Outside of scope, non-material finding.
204303206	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	4/XX/2018	Owner Occupied	Good	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in because she is still getting collection calls even though she has brought account current. Agent confirmed that there is not a balance due on the account but that she is receiving collection calls because she did not opt out of modification as previously discussed with prior agent on 4/XX/2018. Agent advised borrower that funds were applied to her modificiation installments, and that there would be an email sent to fullfillment to make sure it is removed. Borrower declined to post date future arrangments and agent advised that collection calls may continue until account issue is resolved which should take 24-48 hours.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in because she is still getting collection calls even though she has brought account current. Agent confirmed that there is not a balance due on the account but that she is receiving collection calls because she did not opt out of modification as previously discussed with prior agent on 4/XX/2018. Agent advised borrower that funds were applied to her modificiation installments, and that there would be an email sent to fullfillment to make sure it is removed. Borrower declined to post date future arrangments and agent advised that collection calls may continue until account issue is resolved which should take 24-48 hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303216	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	60	1	8/XX/2018	UTD	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	The servicer informed the borrower on 07/XX/2017 that the total amount due is $2,659.49.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The servicer informed the borrower on 07/XX/2017 that the total amount due is $2,659.49.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Emails sent to secure inbox from website through out the collection comments	Emails sent to secure inbox from website through out the collection comments
204303229	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Payment inquiry. Borrower wanted to know if payment has been received. Advised $2904.16 in suspense. Advised will have $2744.56 removed and applied to account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Payment inquiry.  Borrower wanted to know if payment has been received.  Advised $2904.16 in suspense.  Advised will have $2744.56 removed and applied to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204303232	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Most recent contact with borrower was to go over payment due. The borrower advised their hardship was resolved.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Most recent contact with borrower was to go over payment due. The borrower advised their hardship was resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303236	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last contact Servicer advised Borrower of amounts due to bring loan current. Borrower promised to pay partial amount and stated working on bringing loan current.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact Servicer advised Borrower of amounts due to bring  loan current. Borrower promised to pay partial amount and stated working on bringing loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303238	XXX	Performing	8/XX/2018	9/XX/2018	Fraud	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower stated will send payment via bill pay.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower stated will send payment via bill pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower made payment 9/XX/2018.	Borrower made payment 9/XX/2018.
204303240	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	REDUCTION OF INCOME AND HARDSHIP IS OVER. CUST STATED THAT SHE HAD BEEN GETTING LETTERS IN THE MAIL AND SHE THOUGHT SHE HAD PAYMT SETUP.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  REDUCTION OF INCOME AND HARDSHIP IS OVER. CUST STATED THAT SHE HAD BEEN GETTING LETTERS IN THE MAIL AND SHE THOUGHT SHE HAD PAYMT SETUP.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303247	XXX	Bankruptcy	8/XX/2018	9/XX/2018	Excessive Obligations	Bankruptcy	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Active	Chapter 13	No	No	No	no discharge date provided.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  no discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy comments provided.	Bankruptcy comments provided.
204303249	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	The borrower called in to make a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303256	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY: 30 DAY RULE OCCUPANCY: 30 DAY RULE RFC: SPEEDPAY REQUEST *READ BC SCRIPTING* BORR TAD: 603.97 BORR IS CALLING TO MAKE A PAYMENT. BORR GIVES PERMISSION TO USE HISTORICAL BANKING INFO TO PROCESS A PAYMENT FOR 02/XX/2018 603.97. RECAPPED CALL. *PROCESSED SPAY1: $603.97 2/XX/2018 CONF#: 16189693 FEE: $0 NO FEE STATE * -	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY: 30  DAY RULE OCCUPANCY: 30 DAY RULE RFC:               SPEEDPAY REQUEST *READ BC SCRIPTING* BORR           TAD: 603.97 BORR IS CALLING TO MAKE A  PAYMENT. BORR GIVES PERMISSION TO USE              HISTORICAL BANKING INFO TO PROCESS A                PAYMENT FOR 02/XX/2018 603.97. RECAPPED  CALL. *PROCESSED SPAY1: $603.97 2/XX/2018           CONF#: 16189693 FEE: $0  NO FEE STATE * -
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303257	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Called borrower for payment was able to make payment and set up future payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Called borrower for payment was able to make payment and set up future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303264	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	N/A	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Yes	3/XX/2017	Ongoing dialogue with borrower	Co-borrower called to request copies of statements and advised that she had just paid online.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Co-borrower called to request copies of statements and advised that she had just paid online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303278	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Authorized 3rd party called to make verbal promise to pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Authorized 3rd party called to make verbal promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303279	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower is calling to inquire about his last payment not being reflected on the loan yet. Servicer advised that they have received the payment. Borrower also was advised that they will have one payment left too be caught up to June. The Borrower also requested that a pay history be sent to him and to call back after he reviews the document.	No	Fair	Resolved	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2014	No	Retention	Yes	1	Discharged	Chapter 13	No	Bankruptcy amended on 11/XX/2014	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower is calling to inquire about his last payment not being reflected on the loan yet.  Servicer advised that they have received the payment.  Borrower also was advised that they will have one payment left  too be caught up to June.  The Borrower also requested that a pay history be sent to him and to call back after he reviews the document.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.  Bankruptcy amended on 11/XX/2014
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303282	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	The servicer informed the borrower on 07/XX/2017 that the total amount due is $3,409.12.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The servicer informed the borrower on 07/XX/2017 that the total amount due is $3,409.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303283	XXX	Delinquent	8/XX/2018	9/XX/2018	Payment Disputes	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The last contact was made on 6/XX/2018, in which the borrower was informed of the total amount due on the account; no promise to pay was taken.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	Yes	Retention	Yes	1	A claim was reported on 10/XX/2017 for water damage that occurred on 08/XX/2017. Claim funds were received in the amount of $10216.29 and were returned on 11/XX/2017 due to missing endorsement. On 03/XX/2018 the contractor called in and was advised the check needed an endorsement and the contractor stated already cashed the check and completed the repairs. A copy of the check and an inspection is needed to close the claim. The claim remains open on 05/XX/2018.	Water	In Process	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact was made on 6/XX/2018, in which the borrower was informed of the total amount due on the account; no promise to pay was taken.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was reported on 10/XX/2017 for water damage that occurred on 08/XX/2017.  Claim funds were received in the amount of $10216.29 and were returned on 11/XX/2017 due to missing endorsement.  On 03/XX/2018 the contractor called in and was advised the check needed an endorsement and the contractor stated already cashed the check and completed the repairs.  A copy of the check and an inspection is needed to close the claim.  The claim remains open on 05/XX/2018.  The damage repair amount is estimated at $10,400.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 08/XX/2017 LOSS TYPE: WATER DAMAGE DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,216.29 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF360240 XXXX 10/XX/2017 4:40:02 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 08/XX/2017 LOSS TYPE: WATER DAMAGE DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,216.29 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF360240 XXX 10/XX/2017 4:40:02 PM Partial Monitor, pending claim check and documents AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 08/XX/2017 LOSS TYPE: WATER DAMAGE DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,216.29 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF360240 XXX 10/XX/2017 4:40:02 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 08/XX/2017 LOSS TYPE: WATER DAMAGE DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,216.29 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF360240 XXX 10/XX/2017 4:40:02 PM Partial Monitor, pending claim check and documents AMC's Response: Servicer Response added to review - no change in exceptions.
204303285	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to make a payment $1148.52 and request 2013 tax information.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment $1148.52 and request 2013 tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303286	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Spoke with the borrower, advised of the total amount due. The borrower made a payment in the amount of $1001.16.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with the borrower, advised of the total amount due. The borrower made a payment in the amount of  $1001.16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303287	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Borrower logged on to website to make a payment.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower logged on to website to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303288	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	borrower discussed payment sent in and partial payment	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  borrower discussed payment sent in and partial payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204303291	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	Borrower called regarding 1098 tax information.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called regarding 1098 tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204303302	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to discuss possible loss mit options.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to discuss possible loss mit options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303304	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	6/XX/2018	UTD	UTD	Yes	Yes	3/XX/2016	Contact attempts - however unable to contact borrower	Last comment indicates borrower made payment of $1242.06 on 6/XX/2018 for 5/1 payments. Servicer attempts for June's payment, however, borrower only 10 days delinquent as of last comment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HARP Mod	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Last comment indicates borrower made payment of $1242.06 on 6/XX/2018 for 5/1 payments. Servicer attempts for June's payment, however, borrower only 10 days delinquent as of last comment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303308	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303310	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called in to inquire on making a speed-pay, due to IVR not allowing borrower to make a payment. Agent advised borrower of total amount due and that ACH was not drafted because of fees and wrong Banking information. Borrower scheduled a speed-pay for $1388.18 and promised to provide new Banking information.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	2/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to inquire on making a speed-pay, due to IVR not allowing borrower to make a payment. Agent advised borrower of total amount due and that ACH was not drafted because of fees and wrong Banking information. Borrower scheduled a speed-pay for $1388.18 and promised to provide new Banking information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303320	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower verified their information and scheduled a payment of $2,523.70 for 04/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower verified their information and scheduled a payment of $2,523.70 for 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303323	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2016	Not attempting to contact the borrower	Inbound call to follow up on modification status.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Inbound call to follow up on modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303326	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 08/XX/2018 A Late Payment notice was mailed to the Borrower on 08/XX/2018.	08/XX/2018 A Late Payment notice was mailed to the Borrower on 08/XX/2018.
204303328	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303330	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	9/XX/2018	Casualty Loss	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower contact in regards to past due amount and the borrower made a payment in amount of $$500.00.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact in regards to past due amount and the borrower made a payment in amount of $$500.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303334	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	borrower wanted to know interest rates for refinance	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  borrower wanted to know interest rates for refinance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303338	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower was contacted by agent and confirmed owner occupancy and hardship. Co-borrower has seasonal work as a teacher, and has insufficient hours at part-time job, so paying within the grace period each month is a struggle at this time.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	The borrower called in a new claim on 05/XX/2018 for wind damage that occurred on 05/XX/2018 estimated at $6800. The details of the damage were not provided and funds have not been received.	Wind	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower was contacted by agent and confirmed owner occupancy and hardship.  Co-borrower has seasonal work as a teacher, and has insufficient hours at part-time job, so paying within the grace period each month is a struggle at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower called in a new claim on 05/XX/2018 for wind damage that occurred on 05/XX/2018 estimated at $6800.  The details of the damage were not provided and funds have not been received.  The damage repair amount is estimated at $6,800.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: 09/XX/2018 XXX Response:  HAZARD CLAIM - CLAIM INITIATED                    ***PROPERTY LOSS NOTES***                         LOSS DATE: 05/XX/2018 LOSS TYPE: WIND             DISASTER: NOT DISASTER RELATED                    CLAIM FILED BY: BORROWER                          PMT DUE DATE: 5/XX/2018 12:00:00 AM                APPROXIMATE CLAIM AMOUNT: $6,800.00               CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT  QBEF368276 XXX 5/XX/2018 12:40:59 PM                                                                AMC Response:  Servicer comment added to review, no change in exceptions.  10/XX/18 Servicer's Response:  HAZARD CLAIM - CLAIM INITIATED                    ***PROPERTY LOSS NOTES***                         LOSS DATE: 05/XX/2018 LOSS TYPE: WIND             DISASTER: NOT DISASTER RELATED                    CLAIM FILED BY: BORROWER                          PMT DUE DATE: 5/XX/2018 12:00:00 AM                APPROXIMATE CLAIM AMOUNT: $6,800.00               CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT  QBEF368276 XXX 5/XX/2018 12:40:59 PM
** NO CLAIM DOCUMENTS RECEIVED Pending adjuster's report to confirm if under $10k AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 05/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $6,800.00 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF368276 XXX 5/XX/2018 12:40:59 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 05/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $6,800.00 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF368276 XXX 5/XX/2018 12:40:59 PM
** NO CLAIM DOCUMENTS RECEIVED Pending adjuster's report to confirm if under $10k AMC's Response: Servicer Response added to review - no change in exceptions.
204303344	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower contact in regards to pass due balance.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contact in regards to pass due balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303347	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	The borrower discussed the payment plan and was told it would end early due to decrease in escrow payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower discussed the payment plan and was told it would end early due to decrease in escrow payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loss mitigation comments provided.	Loss mitigation comments provided.
204303353	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	10/XX/2016	Contact attempts - however unable to contact borrower	Borrower contacted and stated had medical expenses, kids sport expenses and travel expenses for college. Borrower indicates spouse had already made payment today on IVR.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower contacted and stated had medical expenses, kids sport expenses and travel expenses for college.  Borrower indicates spouse had already made payment today on IVR.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303354	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower advised that his RFD was due to the illness of a family member and made a promise to pay online.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised that his RFD was due to the illness of a family member and made a promise to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303357	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	UTD	UTD	Yes	Yes	9/XX/2015	Contact attempts - however unable to contact borrower	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	9/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303360	XXX	MI Active	Loss Mitigation	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	Resolved	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2017	No	Retention	Yes	1	Discharged	Chapter 13	No	UTD	No	No	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303363	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	CUST STATED WILL MAK PAYMENT ONLINE	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	6/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  CUST STATED WILL MAK PAYMENT ONLINE
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303364	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Recent contact, borrower made payment arrangements. Prior contact, the borrower called in to dispute payment back to 10/2016, agent advised that she would need to mail or fax a dispute form and that a dispute could not be completed over the phone. Borrower then requested to speak with supervisor and he advised borrower of current amount due and that the loan has been 2 months past due since 2016. Borrower asked for amount past due and he provided as asked.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	UTD	No	No	No	Per comments, borrower is currently in bankrtupcy but there are not any proof of chapter, case number, filing date or attorney information.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Recent contact, borrower made payment arrangements. Prior contact, the borrower called in to dispute payment back to 10/2016, agent advised that she would need to mail or fax a dispute form and that a dispute could not be completed over the phone. Borrower then requested to speak with supervisor and he advised borrower of current amount due and that the loan has been 2 months past due since 2016. Borrower asked for amount past due and he provided as asked.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Per comments, borrower is currently in bankrtupcy but there are not any proof of chapter, case number, filing date or attorney information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303366	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Not attempting to contact the borrower	TT: CUST1 OB MM GIVEN: ENG RFC: COLLECTION CALL RFD: NOT APPLICABLE TT CUST1 ADV PAYMENT REMINDER ADV LAST PAYMENT RECEIVED LAST TIME SPOKE TO HER ON THE ACCOUNT ADV TAD CUST1 AUTH ME TO DEBIT HER ACCOUNT IN THE AMOUNT OF $1048.08 ADV XXX ISNOT RESPONSIBLE FOR ANY FEES SHOULD THE BANK RETURN THE PAYMENT OFFERED TO SET UP FEBRUARY AND MARCH PAYMENT CUST1 STATED THAT SHE WOULD CALL BACK TO MAKE THE PAYMENT PROVIDED CONFIMATION NUMBER ADV CONFIRMATION LETTER WOULD BE MAILED OUT TO HER **PROCESSED SPAY1: $1048.08 DATE: 1/XX/2017 CONF#: 13953782 FEE: $0 NO FEE STATE	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  TT: CUST1 OB MM GIVEN: ENG RFC: COLLECTION  CALL RFD: NOT APPLICABLE TT CUST1 ADV              PAYMENT REMINDER ADV LAST PAYMENT RECEIVED          LAST TIME SPOKE TO HER ON THE ACCOUNT ADV  TAD CUST1 AUTH ME TO DEBIT HER ACCOUNT IN          THE AMOUNT OF $1048.08 ADV XXX ISNOT            RESPONSIBLE FOR ANY FEES SHOULD THE BANK  RETURN THE PAYMENT OFFERED TO SET UP               FEBRUARY AND MARCH PAYMENT CUST1 STATED             THAT SHE WOULD CALL BACK TO MAKE THE  PAYMENT PROVIDED CONFIMATION NUMBER ADV            CONFIRMATION LETTER WOULD BE MAILED OUT TO          HER **PROCESSED SPAY1: $1048.08 DATE:  1/XX/2017 CONF#: 13953782 FEE: $0 NO FEE           STATE
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303367	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Borrower inquired about payments being made under the trial period and thought that there was a skipped payment in there before loan modified. Borrower was advised of the payment process after trial modification plan is finished and waiting on modification to finalize. Borrower stated that the final modification documents will be sent in today and declined the offer to process a speedpay payment for the first modification payment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower inquired about payments being made under the trial period and thought that there was a skipped payment in there before loan modified. Borrower was advised of the payment process after trial modification plan is finished and waiting on modification to finalize. Borrower stated that the final modification documents will be sent in today and declined the offer to process a speedpay payment for the first modification payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303381	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	11/XX/2017	Ongoing dialogue with borrower	Borrowers last contact was on 11/XX/17. The borrower called in to set up future payments to bring account current.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrowers last contact was on 11/XX/17. The borrower called in to set up future payments to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204303383	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	The customer called in to make a payment. She also gave a brief explanation as to why her payments have been late.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The customer called in to make a payment.  She also gave a brief explanation as to why her payments have been late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303391	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	9/XX/2018	UTD	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	The borrower was advised the account was due for the February and March payments. The call was disconnected.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower was advised the account was due for the February and March payments. The call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303401	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Not attempting to contact the borrower	One of the borrowers was hurt at work and is disabled. The borrower made a promise to pay.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  One of the borrowers was hurt at work and is disabled. The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303402	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2016	Not attempting to contact the borrower	The servicer called and spoke with the borrower and advised of the total amount due and the all was unexpectedly dropped.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The servicer called and spoke with the borrower and advised of the total amount due and the all was unexpectedly dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: May 2018 payment was made 6/XX/18. Loan has had rolling 30 day lates for the last 12 months.	May 2018 payment was made 6/XX/18. Loan has had rolling 30 day lates for the last 12 months.
204303403	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	Borrower contact consists of making payment arrangements. Customer asked about a HAMP modification but did not have the time to go over the program with the representative.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	4/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower contact consists of making payment arrangements. Customer asked about a HAMP modification but did not have the time to go over the program with the representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303404	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to check account status and needs letter showing account is current.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	Yes	1	Completed	Informal (Verbal)	10/XX/2017	3/XX/2018	$975.84	3/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to check account status and needs letter showing account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303414	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Customer called in regarding RPP payment.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	Current	Informal (Verbal)	1/XX/2018	$869.93	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer called in regarding RPP payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303417	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower made payment by phone.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303427	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Not attempting to contact the borrower	Borrowers last contact with servicer was on 04/XX/2017 and that was an inquiry as to how much interest was paid in 2014. Agent answered the borrowers question and the call was ended.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrowers last contact with servicer was on 04/XX/2017 and that was an inquiry as to how much interest was paid in 2014. Agent answered the borrowers question and the call was ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The collection notes dated 07/XX/2018 end on 04/XX/2018 and there is a comment each month that loan is reported to the MI company; therefore we are missing 04/XX/2018-07/XX/2018; also, the only documentation received for the 08/XX/2018 review was the online writer comments, the file is missing the collection notes for this review as well (07/XX/2018-08/XX/2018).	The collection notes dated 07/XX/2018 end on 04/XX/2018 and there is a comment each month that loan is reported to the MI company; therefore we are missing 04/XX/2018-07/XX/2018; also, the only documentation received for the 08/XX/2018 review was the online writer comments, the file is missing the collection notes for this review as well (07/XX/2018-08/XX/2018).
204303429	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	5/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called in wanting to know why payment increased and agent advised increase was due to escrow. The borrower stated home is an investment and lives in another home and would like to see if can refinance. The agent advised that they are not a bank and are unable to refinance account but they can consult a bank of their choice to see if they can qualify for a refinance.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in wanting to know why payment increased and agent advised increase was due to escrow. The borrower stated home is an investment and lives in another home and would like to see if can refinance. The agent advised that they are not a bank and are unable to refinance account but they can consult a bank of their choice to see if they can qualify for a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204303433	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Last contact borrower inquired about billing statements and advised will make a payment bu end of month. Last loss mitigation discussion was not completed before call got dropped.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	UTD	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last contact borrower inquired about billing statements and advised will  make a payment bu end of month.
Last loss mitigation discussion was not completed before call got dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303437	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called in to make a payment and confirmed that the forbearance plan was going to be removed and that the borrower never used it.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make a payment and confirmed that the forbearance plan was going to be removed and that the borrower never used it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303439	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrowers last contact was on 08/XX/2018. The borrower stated reason for default was due to excessive obligations due to taking over child's bills.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrowers last contact was on 08/XX/2018. The borrower stated reason for default was due to excessive obligations due to taking over child's bills.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303444	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Customer called in to request statement also ordered payoff.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer called in to request statement also ordered payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303447	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303448	XXX	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Filed/Under Plan	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 09/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: April 2018 payment made 6/XX/18	April 2018 payment made 6/XX/18
204303453	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	Borrower stated that the loan fell behind due to medical reasons and that the issue was resolved. Borrower stated that during that time, work was missed and had additional bills. Borrower was advised of broken payment plan in the past and asked the borrower if they could borrower money from friends or relatives to bring the account current.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower stated that the loan fell behind due to medical reasons and that the issue was resolved. Borrower stated that during that time, work was missed and had additional bills. Borrower was advised of broken payment plan in the past and asked the borrower if they could borrower money from friends or relatives to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204303464	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to make a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303471	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2016	Contact attempts - however unable to contact borrower	Borrower contacted on 01222016 to make payment arrangements	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower contacted on 01222016 to make payment arrangements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303479	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower was contacted regarding payment and stated will make the payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2015	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted regarding payment and stated will make the payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written dispute was received regarding late fees.  A response was sent on 04/XX/2018 noting the fees were waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to California Wildfires and mudslides noted on 03/XX/2018. No damage was reported.	The property is located in a FEMA declared disaster area due to California Wildfires and mudslides noted on 03/XX/2018. No damage was reported.
204303481	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Not attempting to contact the borrower	loss mitigation solicitation 07/XX/18. note stating "Bankruptcy periodic 07/XX/18", however, there is no further information provided nor clear indication that loan is in BK status.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  loss mitigation solicitation 07/XX/18. note stating "Bankruptcy periodic 07/XX/18", however, there is no further information provided nor clear indication that loan is in BK status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303487	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower stated they will call back the next day to make a payment. Borrower stated they thought they were set up for automatic payments on the 6th of the month. Agent advised the last time they spoke it was still not set up for automatic payments.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated they will call back the next day to make a payment.  Borrower stated they thought they were set up for automatic payments on the 6th of the month.  Agent advised the last time they spoke it was still not set up for automatic payments.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303490	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	UTD	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Discussed loan and prior modification from 02/2011	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Discussed loan and prior modification from 02/2011
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303492	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to discuss modification process, signing of documents. Spouse wanted to know why he has to sign. Discussed with borrower that her husband has to sign due to his interest in the property	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to discuss modification process, signing of documents. Spouse wanted to know why he has to sign. Discussed with borrower that her husband has to sign due to his interest in the property
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303494	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303500	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower had a general escrow question regarding the Private Mortgage Insurance. The borrower was advised the PMI payment is still being escrowed at 45.63 per month.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower had a general escrow question regarding the Private Mortgage Insurance. The borrower was advised the PMI payment is still being escrowed at 45.63 per month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303502	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	Borrower called to get access online re-set. Discussed why loan behind, borrower states there is a payment dispute and records are not valid	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called to get access online re-set. Discussed why loan behind, borrower states there is a payment dispute and records are not valid
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower states issue with payment made in July.  Advised it was an issue when loan was modified, able to reverse some funds but not all. Could not reverse $289.42.  Attempted to set up payment, but asked for supervisor.  Again advised that amount needed to close out July.  Supervisor agreed to waive late fee.  Attempted to set up payment, borrower declined stating would pay on line.  Was advised could then not waive the late fee.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303504	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in to discuss balance, mortgage payment, and escrow change due to NOI received. Also wanted payment history mailed and if NOI can be extended.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in to discuss balance, mortgage payment, and escrow change due to NOI received. Also wanted payment history mailed and if NOI can be extended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: May 2018 payment made 6/XX/18. No reason for default listed in comments.	May 2018 payment made 6/XX/18. No reason for default listed in comments.
204303508	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	60	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	Comments show borrower calling in asking for account information so he may provide to the IRS.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Comments show borrower calling in asking for account information so he may provide to the IRS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303510	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Borrower called to find out how to reaffirm debt. Advised to speak with bankruptcy attorney. Asked about credit reporting, explained not allowed to report, but can send payment history.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	Yes	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to find out how to reaffirm debt.  Advised to speak with bankruptcy attorney.  Asked about credit reporting, explained not allowed to report, but can send payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review time 06/XX/2018-08/XX/2018.	Comments through 07/XX/2018. Review time 06/XX/2018-08/XX/2018.
204303524	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	UTD	UTD	Yes	Yes	9/XX/2017	Not attempting to contact the borrower	On 9/XX/2017 Borrower called and wanted to know why new modification documents were being sent when they filled them out three times already. Servicer explained the process and the documents needed.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  On 9/XX/2017 Borrower called and wanted to know why new modification documents were being sent when they filled them out three times already. Servicer explained the process and the documents needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303528	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Last comments on 07/XX/2017 indicates borrower was informed that their next payment is due on 7/XX/2017 for $1305.05, borrower said they would make a web payment on 7/XX/2017.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	9/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Last comments on 07/XX/2017 indicates borrower was informed that their next payment is due on 7/XX/2017 for $1305.05, borrower said they would make a web payment on 7/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303539	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower stated that check had been mailed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	1/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated that check had been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Reason for delinquency was due to Primary Borrower illness. 1/XX/2018. Agent discussed a Modification, but nothing formal is indicated in comments.	Reason for delinquency was due to Primary Borrower illness. 1/XX/2018. Agent discussed a Modification, but nothing formal is indicated in comments.
204303546	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	TT: CUST2 SSN2: VERIFIED SSN RFC: MODIFICATION STATUS CHECK NO FURTHER QUESTIONS, ADDRESSED CONCERNS, RECAPPED CALL. ***VERIFIED ATTY INFO***BORR STATED ATTY NO LONGER REP**SUBMITTED REQ TO REMOVE THE ATTY*** ADV BORR TO ALLOW 48 HRS FOR ONLINE ACCESS TO BE RESTORED DUE TO ATTY REMOVAL AND SELF SERVICE WILL THAN BE RESTORED. BORR STATED CALLING IN REGARDS TO DOCS SENT TO HIM AND IS ASKING FOR CLARITY. ASKED BORR IF TRYING TO APPLY FOR MOD. BORR STATED YES DUE TO WIFE PASSING AND CHANGE OF JOB. ADV MISSING DOCS FOR MOD: 1. PROOF OF WAGES (C1) (BI-WEEKLY) - 30 DAYS OF S TUBS IF STILL EMPLOYED -ONLY 1 STUB DATED3/12-3/25 *** FILE IS NOT ON REPORT FOLLOWINF FOR L266*** ADV BORR TO ALSO LOOK INTO PROPERTY TAX EXEMPTION DUE TO WIFE PASSING TO REDUCE ESCROW PAYMENT. ADV BORR TO ALSO LOOK INTO CHEAPER INS POLICY THROUGH AARP. ADV FAX 8776490743. LOAN # SIGN AND DATE. - USER: XXX 05/XX/2018 11:43AM (PT)	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  TT: CUST2 SSN2: VERIFIED SSN RFC:  MODIFICATION STATUS CHECK NO FURTHER               QUESTIONS, ADDRESSED CONCERNS, RECAPPED             CALL. ***VERIFIED ATTY INFO***BORR STATED  ATTY NO LONGER REP**SUBMITTED REQ TO               REMOVE THE ATTY*** ADV BORR TO ALLOW 48             HRS FOR ONLINE ACCESS TO BE RESTORED DUE  TO ATTY REMOVAL AND SELF SERVICE WILL THAN         BE RESTORED. BORR STATED CALLING IN                 REGARDS TO DOCS SENT TO HIM  AND IS ASKING  FOR CLARITY. ASKED BORR IF TRYING TO APPLY         FOR MOD. BORR STATED YES DUE TO WIFE                PASSING AND CHANGE OF JOB.  ADV MISSING  DOCS FOR MOD:   1. PROOF OF WAGES (C1)             (BI-WEEKLY) - 30 DAYS OF S TUBS IF STILL            EMPLOYED -ONLY 1 STUB DATED3/12-3/25 ***  FILE IS NOT ON REPORT FOLLOWINF FOR                L266***  ADV BORR TO ALSO LOOK INTO                 PROPERTY TAX EXEMPTION DUE TO WIFE PASSING  TO REDUCE ESCROW PAYMENT.  ADV BORR TO             ALSO LOOK INTO CHEAPER INS POLICY THROUGH           AARP. ADV FAX 8776490743.  LOAN # SIGN AND  DATE. - USER: XXX 05/XX/2018 11:43AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303548	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower authorized a payment in the amount of $1539.12 and payments in the amount of $1130.08 to draft on 06/XX/2018 and 07/XX/2018.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower authorized a payment in the amount of $1539.12 and payments in the amount of $1130.08 to draft on 06/XX/2018 and 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303567	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	Yes	Yes	2/XX/2015	Not attempting to contact the borrower	No current correspondence with borrower, but seems borrower still making payments	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	2/XX/2015	UTD	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2015.  No current correspondence with borrower, but seems borrower still making payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303568	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last contact Borrower called to make a payment.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2016	No	Retention	Yes	1	Discharged	Chapter 7	UTD	Yes	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  A motion for relief was filed 10/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303569	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower stated will make a payment around the 20th. Also stated was at work and the call was ended mutually.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated will make a payment around the 20th. Also stated was at work and the call was ended mutually.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303570	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	On 6/XX/2015, occupancy verified – owner occupied; reason for default – excessive obligation- resolved; customer called to set up payments to bring the loan current; customer provided account information; processed Speed Pay for $1682.36 date 6/XX/2015 and $841.18 date 6/XX/2015.

On 8/XX/2015; reason for default – curtailment of income; customer is a teacher and did not have work over the summer; hardship resolved. customer stated will call back to make a payment on 8/28 for the August payment; Speed Pay taken for the July payment $789.84 date 8/XX/2015.

On 7/XX/2016; reason for default – unemployment; customer called to make a Trail payment; customer was advised because the Trail payment started 6/XX/2016; would not able to accept a payment and would need to apply for a Modification; customer was advised to upload proof of income documents to website; customer stated is a substitute teacher and is not currently working as a fulltime teacher, but is working on opening up a company; customer was advised to submit and upload a P&L statement and 2 months bank statements to the website and to follow up every 2 weeks; customer was advised the current status of the loan is in foreclosure with no sale date.

On 7/XX/2016; customer called back to discuss options and gave permission to discuss the loan with father; third party gave permission to set up Trail payments using 3rd party banking information; task submitted to mailout Trail Modification documents; processed Speed pay for $583.66 dates 7/XX/2016, 7/XX/2016 and 8/XX/2016.

ON 7/XX/2016; customer called to check receipt of payments; payments confirmed for $583.66 as of 7/XX/2016, 7/XX/2016 and 7/XX/2016.

On 8/XX/2016; reason for default – Illness of principal customer; customer mailed 4506-T last week of July; confirmed not received; customer stated will resend via registered mail 8/XX/2016.

On 8/XX/2016, customer back at work now; customer was confirmed Trail Modification approved amount $589.23; processed Speed Pay for $589.23 dates 9/XX/2016, 10/XX/2016 and 11/XX/2016.

On 8/XX/2016; customer was advised final documents received and waiting for Modification to be executed; customer was advised to continue to make Trail Modification until executed; customer intend to keep the property.

On 10/XX/2016; customer called regarding the payment arrangement as the October payment was returned due to insufficient funds; customer stated funds were from a business account; customer gave new account information and wanted bank information in system changed to the new account to process the payment that is already set up in the system to pay on 11/XX/2016; Speed Pay taken for $588.95 date 10/XX/2016; customer was advised to call back to set up payment for December.

On 11/XX/2016; customer called, and stated funds will not be available for payment that was set up for 11/XX/2016 until 11/XX/2016 as customer started a new job and the last payment was returned;; customer stated cashed out some funds from retirement from old teaching job that should come in by the end of the month; processed payment change and Speed Pay taken for $588.95 date 11/XX/2016.

On 2/XX/2017; customer stated at work and did not have much time and will call back to schedule on 2/11 to schedule another payment for 3/XX/2017; scheduled payments for December, January and February for $588.95 dates 2/XX/2017, 2/XX/2017 and 3/XX/2017.

On 4/XX/2017; customer called to schedule the payments for 2 months April and May; customer was informed that the payments could not be made via phone due to returned checks – last check returned 2/24, and now would have to send payment via certified funds via mail or XXX until 2/XX/2018, a demand letter was mailed to customer 4/XX/2017 to start foreclosure proceedings, but the loan is not currently in an active foreclosure status; reason for default – customer stated was sick in the hospital 2/15 and 2/16 and back to work on 3/10, hardship still on going, able to make a payment on Friday for $589; customer was advised had 2 Modifications already, but could try to have the loan modified again – could try for a 3rd Modification – processing time about 30-45 days to complete.

On 5/XX/2017; customer called and stated would like to bring the loan current this month; customer stated reason for default was due to illness and was in care for weeks but released and back to work; customer stated received $1600 plus tax refund and borrowed funds from family to bring the loan current, but was not able to make the payment yesterday; customer was advised of loan would need to be reinstated and of the possible foreclosure fees accessed to the loan; customer was advised a new request for reinstatement will be submitted today and to call back to follow up.

On 5/XX/2017; customer was advised new reinstatement is not showing at this time; customer was advised $3563.70 expires on 6/XX/2017; customer stated will borrower the funds from family.

On 5/XX/2017; customer called in regards to the reinstatement quote that was received effective for 6/14 and wanted to confirm if payment of $2974.75 would be the correct amount to bring the loan current as the end of May; customer was advised per the letter that would be correct; customer stated back to work and family is going to be helping to reinstate the loan.

On 6/XX/2017; customer called and was advised the loan is no longer in foreclosure; customer stated will mail check 6/16 for $588.95; customer stated name changed and no longer married; customer was advised to submit written request regarding name change along with legal document; mailing address for correspondence given to customer.

On 7/XX/2017; customer stated will make one payment today and pay the July and August payments on the 3rd with spouse's bonus check; call unexpectedly disconnected.

On 3/XX/2018; customer called and stated that payments were arranged to be withdrawn from the customer’s checking account and wanted to know why it has not happened yet; customer was advised payment was scheduled for 3/XX/2018 and check with the bank; customer was also advised payments already set up for 4/XX/2018 and 5/XX/2018 for $769.37.

On 5/XX/2018; customer called and scheduled Speed Pay payments $769.37 for dates 6/XX/2018, 7/XX/2018.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 6/XX/2015, occupancy verified – owner occupied; reason for default – excessive obligation- resolved; customer called  to set up payments to bring the loan current; customer provided account information; processed Speed Pay for $1682.36 date 6/XX/2015 and $841.18 date 6/XX/2015.

On 8/XX/2015; reason for default – curtailment of income; customer is a teacher and did not have work over the summer; hardship resolved. customer stated will call back to make a payment on 8/28 for the August payment; Speed Pay taken for the July payment $789.84 date 8/XX/2015.

On 7/XX/2016; reason for default – unemployment; customer called to make a Trail payment; customer was advised because the Trail payment started 6/XX/2016; would not able to accept a payment and would need to apply for a Modification; customer was advised to upload proof of income documents to website; customer stated is a substitute teacher and is not currently working as a fulltime teacher, but is working on opening up a company; customer was advised to submit and upload a P&L statement and 2 months bank statements to the website and to follow up every 2 weeks; customer was advised the current status of the loan is in foreclosure with no sale date.

On 7/XX/2016; customer called back to discuss options and gave permission to discuss the loan with father; third party gave permission to set up Trail payments using 3rd party banking information; task submitted to mailout Trail Modification documents; processed Speed pay for $583.66 dates 7/XX/2016, 7/XX/2016 and 8/XX/2016.

ON 7/XX/2016; customer called to check receipt of payments; payments confirmed for $583.66 as of 7/XX/2016, 7/XX/2016 and 7/XX/2016.

On 8/XX/2016; reason for default – Illness of principal customer; customer mailed 4506-T last week of July; confirmed not received; customer stated will resend via registered mail 8/XX/2016.

On 8/XX/2016, customer back at work now; customer was confirmed Trail Modification approved amount $589.23; processed Speed Pay for $589.23 dates 9/XX/2016, 10/XX/2016 and 11/XX/2016.

On 8/XX/2016; customer was advised final documents received and waiting for Modification to be executed; customer was advised to continue to make Trail Modification until executed; customer intend to keep the property.

On 10/XX/2016; customer called regarding the payment arrangement as the October payment was returned due to insufficient funds; customer stated funds were from a business account; customer gave new account information and wanted bank information in system changed to the new account to process the payment that is already set up in the system to pay on 11/XX/2016; Speed Pay taken for $588.95 date 10/XX/2016; customer was advised to call back to set up payment for December.

On 11/XX/2016; customer called, and stated funds will not be available for payment that was set up for 11/XX/2016 until 11/XX/2016 as customer started a new job and the last payment was returned;; customer stated cashed out some funds from retirement from old teaching job that should come in by the end of the month; processed payment change and Speed Pay taken for $588.95 date 11/XX/2016.

On 2/XX/2017; customer stated at work and did not have much time and will call back to schedule on 2/11 to schedule another payment for 3/XX/2017; scheduled payments for December, January and February for $588.95 dates 2/XX/2017, 2/XX/2017 and 3/XX/2017.

On 4/XX/2017; customer called to schedule the payments for 2 months April and May; customer was informed that the payments could not be made via phone due to returned checks – last check returned 2/24, and now would have to send payment via certified funds via mail or XXX until 2/XX/2018, a demand letter was mailed to customer 4/XX/2017 to start foreclosure proceedings, but the loan is not currently in an active foreclosure status; reason for default – customer stated was sick in the hospital 2/15 and 2/16 and back to work on 3/10, hardship still on going, able to make a payment on Friday for $589; customer was advised had 2 Modifications already, but could try to have the loan modified again – could try for a 3rd Modification – processing time about 30-45 days to complete.

On 5/XX/2017; customer called and stated would like to bring the loan current this month; customer stated reason for default was due to illness and was in care for weeks but released and back to work; customer stated received $1600 plus tax refund and borrowed funds from family to bring the loan current, but was not able to make the payment yesterday; customer was advised of loan would need to be reinstated and of the possible foreclosure fees accessed to the loan; customer was advised a new request for reinstatement will be submitted today and to call back to follow up.

On 5/XX/2017; customer was advised new reinstatement is not showing at this time; customer was advised $3563.70 expires on 6/XX/2017; customer stated will borrower the funds from family.

On 5/XX/2017; customer called in regards to the reinstatement quote that was received effective for 6/14 and wanted to confirm if payment of $2974.75 would be the correct amount to bring the loan current as the end of May; customer was advised per the letter that would be correct; customer stated back to work and family is going to be helping to reinstate the loan.

On 6/XX/2017; customer called and was advised the loan is no longer in foreclosure; customer stated will mail check 6/16 for $588.95; customer stated name changed and no longer married; customer was advised to submit written request regarding name change along with legal document; mailing address for correspondence given to customer.

On 7/XX/2017; customer stated will make one payment today and pay the July and August payments on the 3rd with spouse's bonus check; call unexpectedly disconnected.

On 3/XX/2018; customer called and stated that payments were arranged to be withdrawn from the customer’s checking account and wanted to know why it has not happened yet; customer was advised payment was scheduled for 3/XX/2018 and check with the bank; customer was also advised payments already set up for 4/XX/2018 and 5/XX/2018 for $769.37.

On 5/XX/2018; customer called and scheduled Speed Pay payments $769.37 for dates 6/XX/2018, 7/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303571	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	12/XX/2016	Contact attempts - however unable to contact borrower	Last contact with borrower was on 12/XX/16 and the borrower stated they had gotten a new job and would be catching loan up on own.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Last contact with borrower was on 12/XX/16 and the borrower stated they had gotten a new job and would be catching loan up on own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204303581	XXX	Delinquent	8/XX/2018	8/XX/2018	Payment Adjustments	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	The borrower called in to inquire about letter received about 90 days past due, advised loan is current at this time, letter was sent out to advise borrower about option to modify loan due to being impacted by disaster, borrower requested letter to confirm that loan is current.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	No	9/XX/2017	Retention	Yes	1	Closed	Chapter 7	No	No	No	The borrower reported damage on 09/XX/2017 due to XXX. Damage was noted to the home, fence, gazebo, patio and trees. Claim funds in the amount of $6833.29 were received on 05/XX/2018. The claim is monitored. The first draw was sent on 05/XX/2018 pending a 25% inspection.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to inquire about  letter received  about 90 days past due, advised loan is current at this time, letter was sent out to advise borrower about option to modify loan due to being impacted by disaster, borrower requested letter to confirm that loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to XXX.  Damage was noted to the home, fence, gazebo, patio and trees.  Claim funds in the amount of $6833.29 were received on 05/XX/2018.  The claim is monitored.  The first draw was sent on 05/XX/2018 pending a 25% inspection.  The damage repair amount is estimated at $6,833.29.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/282017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 001-00-174031 CHECK ISSUED BY: CITIZENS INS QBEF367757 XXX 5/XX/2018 3:31:18 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 001-00-174031 CHECK ISSUED BY: CITIZENS INS QBEF367757 XXX 5/XX/2018 3:31:18 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 09/282017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 001-00-174031 CHECK ISSUED BY: CITIZENS INS QBEF367757 XXX 5/XX/2018 3:31:18 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 001-00-174031 CHECK ISSUED BY: CITIZENS INS QBEF367757 XXX 5/XX/2018 3:31:18 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.
204303585	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower was advised of the payment due and the call was unexpectedly disconnected.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of the payment due and the call was unexpectedly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303589	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated payment was made on 07/XX/20108 via WU, will make next payment on 08/XX/2018, advised borrower to make payment sooner than 08/XX/2018.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated payment was made on 07/XX/20108 via WU, will make next payment on 08/XX/2018, advised borrower to make payment sooner than 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303590	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	04/XX/2018 - Borrower called to make a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 - Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303599	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower was advised that the forbearance plan ended on 05/XX/2018. A payment was scheduled for $1,815.60 for 05/XX/2018 to allow time for the real estate commission check to clear. Owner occupancy was verified during the call.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that the forbearance plan ended on 05/XX/2018. A payment was scheduled for $1,815.60 for 05/XX/2018 to allow time for the real estate commission check to clear.  Owner occupancy was verified during the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by XXX. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $9,380.28 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF361333 XXX 11/XX/2017 8:11:48 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $9,380.28 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF361333 XXX 11/XX/2017 8:11:48 PM Yes AMC's Response: Servicer Response added to review - no change in exceptions.	Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by XXX. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $9,380.28 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF361333 XXX 11/XX/2017 8:11:48 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $9,380.28 CLAIM STATUS: EXPECTED - MONITORED - DELINQUENT QBEF361333 XXX 11/XX/2017 8:11:48 PM Yes AMC's Response: Servicer Response added to review - no change in exceptions.
204303609	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2016	Not attempting to contact the borrower	Borrower called in on 08152016 to schedule payment	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called in on 08152016 to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303613	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Customers most recent conversation was to inquire about terms of modification.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Customers most recent conversation was to inquire about terms of modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303614	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2016	Contact attempts - however unable to contact borrower	The borrower called to verify when the last payment posted.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called to verify when the last payment posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303628	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303629	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower was advised of the amount due, discussed the account and was provided with information to contact a different area to find out about additional charges.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of the amount due, discussed the account and was provided with information to contact a different area to find out about additional charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303637	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower called in to return a call that was received. Borrower decline to make payment and indicated he would call in payment of 1543.52 on Friday.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to return a call that was received.  Borrower decline to make payment and indicated he would call in payment of 1543.52 on Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303655	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Not attempting to contact the borrower	Borrower has not been contacted since 03/XX/2017; Borrower stated he would like a modification, however, was told that his former spouse would have to sign the modification papers, and he replied that he hasn't been able to contact her in three years. Borrower was advised to refinance mortgage to get her off the current mortgage, which entails a divorce decree and a quit claim on title. Borrower has been delinquent at times because he is a construction worker, and if there is bad weather, he doesn't get paid, but makes up the payments when he goes back to work.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	3/XX/2017	Yes	Retention	No	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower has not been contacted since 03/XX/2017; Borrower stated he would like a modification, however, was told that his former spouse would have to sign the modification papers, and he replied that he hasn't been able to contact her in three years.  Borrower was advised to refinance mortgage to get her off the current mortgage, which entails a divorce decree and a quit claim on title. Borrower has been delinquent at times because he is a construction worker, and if there is bad weather, he doesn't get paid, but makes up the payments when he goes back to work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: According to comments, there is Mortgage Insurance on the loan.	According to comments, there is Mortgage Insurance on the loan.
204303656	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Inability to Rent Property	0	1	6/XX/2018	UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Customer contact consists of making payment arrangements. Customer declines giving financials when asked to by servicer to see if they can work something out to get the loan current.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer contact consists of making payment arrangements. Customer declines giving financials when asked to by servicer to see if they can work something out to get the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303660	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	4/XX/2018	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303661	XXX	MI Active	Performing	8/XX/2018	7/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called regarding statement that they received.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called regarding statement that they received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303665	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	The borrower called in to ask about billing statements and was advised due to their bankruptcy discharge a billing statement could not be sent out. The borrower stated they are trying to apply for assistance and need to show proof that they are making payments.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	7/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in to ask about billing statements and was advised due to their bankruptcy discharge a billing statement could not be sent out.  The borrower stated they are trying to apply for assistance and need to show proof that they are making payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303673	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower gave verbal promise to pay.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	Yes	Retention	No	Discharged	Chapter 13	UTD	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower gave verbal promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303675	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to check on payment for January. The agent advised that the payment for January was never completed as it was returned for insufficient funds on the 19th as they were told on the 26th. The borrower understood and agreed and the agent offered to do a conference call with the bank but the borrower declined. The borrower advised that they did not have time to continue with the call and will call back. The agent advised the borrower to send a copy of the bank statement showing payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to check on payment for January.  The agent advised that the payment for January was never completed as it was returned for insufficient funds on the 19th as they were told on the 26th.  The borrower understood and agreed and the agent offered to do a conference call with the bank but the borrower declined.  The borrower advised that they did not have time to continue with the call and will call back.  The agent advised the borrower to send a copy of the bank statement showing payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer called to make a payment and the agent advised of the total amount due of $4239.96.  The borrower provided the agent with complete banking information.  The borrower stated two money orders were mailed ; one for $1000 and one for $168.82.  The agent advised that the servicer only received the one for $168.82 and provided the borrower with a fax number to send in a dispute letter.  The agent then took a speed payment from the borrower in the amount of $4239.96 effective 10/XX/17.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303679	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Discussed insurance coverage with borrower. Borrower stated paid for insurance for full year and insurance showing cancelled.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Discussed insurance coverage with borrower. Borrower stated paid for insurance for full year and insurance showing cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303680	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	CUSTOMER INQUIRED ABOUT NOTICE OF INTENT RECEIVED.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	N/A	No	Discharged	Chapter 7	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  CUSTOMER INQUIRED ABOUT NOTICE OF INTENT RECEIVED.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303687	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	BORR STATES PAYMENT MADE WITH AGENT 05/XX/18 BANK STATES WILL BE RETURNED, REQUEST MAKE PAYMENT FOR APRIL AND MAY WITH DIFFERENT CHECKING ACCOUNT, ASKING IF WILL STILL BE IN JEOPARDY FOR POSSIBLE FC PROCESS. CONFIRMED PAYMENT NOT YET RETURNED, CONFIRMED WE ONLY TRY TO CASH ONCE, CONFIRMED DEMAND LETTERS, ADV ONCE APR/MAY CLOSED OUT NORMALLY FC PROCESS DOES NOT START BUT ADV NO GUARANTEE DUE TO EACH STATE PROTOCOL IS DIFFERENT, USUALLY IF UNDER 30 DAYS DELINQUENT FC PROCESS SHOULD NOT START,	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	10/XX/2017	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  BORR STATES PAYMENT MADE WITH AGENT                05/XX/18 BANK STATES WILL BE RETURNED,              REQUEST MAKE PAYMENT FOR APRIL AND MAY  WITH DIFFERENT CHECKING ACCOUNT, ASKING IF         WILL STILL BE IN JEOPARDY FOR POSSIBLE FC           PROCESS. CONFIRMED PAYMENT NOT YET  RETURNED, CONFIRMED WE ONLY TRY TO CASH            ONCE, CONFIRMED DEMAND LETTERS, ADV ONCE            APR/MAY CLOSED OUT NORMALLY FC PROCESS  DOES NOT START BUT ADV NO GUARANTEE DUE TO         EACH STATE PROTOCOL IS DIFFERENT, USUALLY           IF UNDER 30 DAYS DELINQUENT FC PROCESS  SHOULD NOT START,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303694	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Authorized user called in to arrange repayment plan and advise of RFD.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized user called in to arrange repayment  plan and advise of RFD.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303703	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower made payment by phone for late fees.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment by phone for late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303704	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The authorized third party called for the address to overnight the payment. This information was provided.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The authorized third party called for the address to overnight the payment. This information was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303705	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Yes	3/XX/2018	Not attempting to contact the borrower	inbound call from borrower regarding not receiving a copy of CC on her repayment plan letter. Loan servicer requested repayment plan letter to be resent via borrower's email.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  inbound call from borrower regarding not receiving a copy of CC on her repayment plan letter. Loan servicer requested repayment plan letter to be resent via borrower's email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303706	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to like to know where to send a hazard claim check, address provided.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	10/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to like to know where to send a hazard claim check, address provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303717	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to make a payment, didn't want to discuss the loan. Borrower was advised a late fee would be assessed if payment was made after the 18th.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment, didn't want to discuss the loan.  Borrower was advised a late fee would be assessed if payment was made after the 18th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303719	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	BORROWER CALLED IN WITH QUESTION ON WHY THEY ARE GETTING COLLECTION CALLS BECAUSE SHE THOUGHT THEY ARE ON A RPP, ADV BORROWER OF TAD, ADV BORROWER IM SHOWING WE SPOKE WITH HER ON 2/28 AND WE DISCUSS DOING A RPP BUT THE RPP COULDNT BE SET UP AT THAT TIME BECAUSE THE NATURAL FB PLAN WAS STILL IN PLACE AND IT WOULDNT HAVE BEEN REMOVED UNTIL 3/XX/18, ADV BORROWER IM SHOWING THE FB PLAN NOW HAS BEEN REMOVED AND I CAN SEE IF WE CAN ASSIST HER WITH THE RPP NOW, BORROWER CONFIRM THEY FELL BEHIND DUE TO GETTING AFFECTED BY THE HURRICANE IN OCT, BORROWER STATED THEY WAS BACK ON TRACK IN NOV 2017,	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	Completed	Informal (Verbal)	10/XX/2017	3/XX/2018	$1,156.91	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  BORROWER CALLED IN WITH  QUESTION ON WHY THEY ARE GETTING                   COLLECTION CALLS BECAUSE SHE THOUGHT THEY           ARE ON A RPP, ADV BORROWER OF TAD, ADV  BORROWER IM SHOWING WE SPOKE WITH HER ON           2/28 AND WE DISCUSS DOING A RPP BUT THE             RPP COULDNT BE SET UP AT THAT TIME BECAUSE  THE NATURAL FB PLAN WAS STILL IN PLACE AND         IT WOULDNT HAVE BEEN REMOVED UNTIL 3/XX/18,          ADV BORROWER IM SHOWING THE FB PLAN NOW  HAS BEEN REMOVED AND I CAN SEE IF WE CAN           ASSIST HER WITH THE RPP NOW, BORROWER               CONFIRM THEY FELL BEHIND DUE TO GETTING  AFFECTED BY THE HURRICANE IN OCT, BORROWER         STATED THEY WAS BACK ON TRACK IN NOV 2017,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303721	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Last contact Borrower called to perform a Speedpay. Servicer advised Borrower of a active Repayment Plan.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last contact Borrower called to perform a Speedpay. Servicer advised Borrower of a active Repayment Plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303722	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower contacted about hazard insurance by Nationwide and to whom hazard insurance was through, Servicer advised insurance has not changed and through Standard Guaranty Insurance and rates are the same. Borrower states a payment was not applied on the loan correctly and still missing two payments. Servicer advised that one of the trial payments was returned and skipped one month after trail. Servicer advised borrower about last two Mods and based on notes from Loss Mittigation they were unable to give another Mod. A denial letter will be sent out. Borrower states wants to keep home. Servicer sending out payment history and states that the borrower will need to look at resources to bring loan current. Call then dropped.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contacted about hazard insurance by Nationwide and to whom hazard insurance was through, Servicer advised insurance has not changed and through Standard Guaranty Insurance and rates are the same. Borrower states a payment was not applied on the loan correctly and still missing two payments. Servicer advised that one of the trial payments was returned and skipped one month after trail. Servicer advised borrower about last two Mods and based on notes from Loss Mittigation they were unable to give another Mod. A denial letter will be sent out. Borrower states wants to keep home. Servicer  sending out payment history and states that the borrower will need to look at resources to bring loan current. Call then dropped.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Illness cited as RFD consistently throughout recent commentary.	Illness cited as RFD consistently throughout recent commentary.
204303724	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called in a death in the family and other family members needing assistance that he provides.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Current	Informal (Verbal)	1/XX/2018	6/XX/2018	$1,689.15	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in a death in the family and other family members needing assistance that he provides.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303730	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Borrower opted out of retention via the sharepoint queue.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower opted out of retention via the sharepoint queue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303732	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Ongoing dialogue with borrower	11/XX/2017 -- Borrower called with a promise to pay. Advised borrower of the upcoming payment dates.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  11/XX/2017 -- Borrower called with a promise to pay.  Advised borrower of the upcoming payment dates.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2015.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing bankruptcy showing on credit.  Ex-spouse filed bankruptcy, not applicable to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303735	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower was advised of the forbearance plan ending 06/XX/2018 and may be eligible for an additional six month extension.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	Yes	1	The borrower reported roof and AC damage as a result of XXX on 11/XX/2017. The borrower stated filed a claim. There is no evidence of the claim or of damages repaired.	Wind	In Process	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised of the forbearance plan ending 06/XX/2018 and may be eligible for an additional six month extension.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported roof and AC damage as a result of XXX on 11/XX/2017.  The borrower stated filed a claim.  There is no evidence of the claim or of damages repaired.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $25,803.68 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF379214 XXX 6/XX/2018 5:26:40 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $25,803.68 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF379214 XXX 6/XX/2018 5:26:40 PM Yes, pending documents to release 1st draw AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $25,803.68 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF379214 XXX 6/XX/2018 5:26:40 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $25,803.68 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - CURRENT QBEF379214 XXX 6/XX/2018 5:26:40 PM Yes, pending documents to release 1st draw AMC's Response: Servicer Response added to review - no change in exceptions.
204303737	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower has completed 2 modification already. at this time borrower is not on modification, but is settting up payments. borrower is approximately 30 days late.	No	Fair	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2018	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower has completed 2 modification already. at this time borrower is not on modification, but is settting up payments.  borrower is approximately 30 days late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower has completed 2 modification already. At this time borrower is not on modification, but is setting up payments. borrower is approximately 30 days late. no bankruptcy file, and no active foreclsoure.	Borrower has completed 2 modification already. At this time borrower is not on modification, but is setting up payments. borrower is approximately 30 days late. no bankruptcy file, and no active foreclsoure.
204303740	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The servicer called and spoke with an authorized third party regarding the total amount due. The third party stated agreed to process a one-time payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called and spoke with an authorized third party regarding the total amount due. The third party stated agreed to process a one-time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: A modification was completed per commentary dated 11/XX/2012.	A modification was completed per commentary dated 11/XX/2012.
204303741	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower was unable to stay on the phone because she was at work.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	7/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower was unable to stay on the phone because she was at  work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303753	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower requested new interest rate statement and explanation of how previous payments were applied.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	8/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower requested new interest rate statement and explanation of how previous payments were applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303754	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Discharged	Chapter 7	Yes	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is paid current. Most recent comment was an 8/XX/2018 Bankruptcy Periodic letter being produced.	Loan is paid current. Most recent comment was an 8/XX/2018 Bankruptcy Periodic letter being produced.
204303755	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Yes	6/XX/2018	Not attempting to contact the borrower	An authorized 3rd party called in to discuss payment arrangements.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  An authorized 3rd party called in to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303757	XXX	Delinquent	8/XX/2018	8/XX/2018	Payment Adjustments	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	05/XX/2018 - Borrower called to return the call from the servicer. Discussed payments. She was underpaying because she was not aware the escrow went up.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	Yes	Retention	No	Discharged	Chapter 13	No	No	No	Bankruptcy Petition# XXX	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  05/XX/2018 - Borrower called to return the call from the servicer.  Discussed payments.  She was underpaying because she was not aware the escrow went up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2017 and there is no evidence of reaffirmation.  Bankruptcy Petition# 9:11-BK-15116-DS
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303771	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower was also unemployed, is not back to work. Do not see any formal repayment plans. borrower seems to be 30 days delinquent.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	6/XX/2017	Retention	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was also unemployed, is not back to work.  Do not see any formal repayment plans.  borrower seems to be 30 days  delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower was also unemployed, is not back to work.  Do not see any formal repayment plans.  borrower seems to be 30 days  delinquent.  Borrower is not delinquent enough for a plan.    Do see that lender tried contacting borrower,  but do see  any contact made for  at least 12 months. No active foreclosure,
no bankruptcy filed. Loan is 30 days delinquent.	Borrower was also unemployed, is not back to work. Do not see any formal repayment plans. borrower seems to be 30 days delinquent. Borrower is not delinquent enough for a plan. Do see that lender tried contacting borrower, but do see any contact made for at least 12 months. No active foreclosure, no bankruptcy filed. Loan is 30 days delinquent.
204303773	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The servicer informed the borrower on 03/XX/2018 that the loan documents were received in late December, even though the modification payments were scheduled to begin 12/XX/2017.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer informed the borrower on 03/XX/2018 that the loan documents were received in late December, even though the modification payments were scheduled to begin 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303777	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	RFD-DUE TO ILLNESS OF PRINCIPAL- TEMPORARY	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  RFD-DUE TO ILLNESS OF PRINCIPAL- TEMPORARY
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303778	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower set up payment and advised that there were unexpected family expenses, the servicer verified the financials	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower set up payment and advised that there were unexpected family expenses, the servicer verified the financials
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303780	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	The borrower called in for modification status. Advised documents were received and in the process of being finalized.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called in for modification status.  Advised documents were received and in the process of being finalized.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303785	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower reviewed the account, amount due and promised a payment.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower reviewed the account, amount due and promised a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303797	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2016	Contact attempts - however unable to contact borrower	The borrower called in about cancelling a payment.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	UTD	UTD	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called in about cancelling a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303802	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Discussed with borrower forbearance plan, payments and next steps. Informed borrower forbearance plan is until June 2018. Borrower asked about demand letter.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Discussed with borrower forbearance plan, payments and next steps. Informed borrower forbearance plan is until  June 2018. Borrower asked about demand letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: No comments on damage repair	No comments on damage repair
204303805	XXX	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	Borrower called to make a payment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303806	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower was contacted 4/XX/2018 and " ASKED BORR IF INTERESTED IN HEARING PRE-FORECLOSURE PREVENTION OPTS. BORR STATED NO AND THAT HE IS WORKING ON A LOAN TO BRING THE LOAN CURRENT	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower was contacted 4/XX/2018 and " ASKED BORR IF  INTERESTED IN HEARING PRE-FORECLOSURE PREVENTION OPTS. BORR STATED NO AND THAT            HE IS WORKING ON A LOAN TO BRING THE LOAN  CURRENT
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower evidently had a discharged bankruptcy prior to the review period.	Borrower evidently had a discharged bankruptcy prior to the review period.
204303811	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower's wife called in to make payment. They were delinquent due to having truck repairs.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower's wife called in to make payment.  They were delinquent due to having truck repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303813	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Phone payment made for $1074.62 dated 07/XX/18.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Phone payment made for $1074.62 dated 07/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303815	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Average	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The co-borrower called and stated expecting to pay by next week just waiting on checks to come in. The borrower is self employed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The co-borrower called and stated expecting to pay by next week just waiting on checks to come in. The borrower is self employed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303817	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower logged on to review message sent from servicer.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower logged on to review message sent from servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303818	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	borrower called to inquire about increase in payment. Escrow analysis ordered	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  borrower called to inquire about increase in payment. Escrow analysis ordered
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303819	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower contacted servicer to set up speed pays, servicer offered borrower assistance; however, borrower stated needs to contact servicer back, no further commentary. Borrower stated is paying monthly but not within grace period due to being paid last weekday of each month. The commentary reflects on 04/XX/2018 the borrower asked for a modification; however, per servicer has completed two prior modifications in the past, but advised borrower to go on line and print out documentation and submit for review, no documentation was received from the borrower. The online writer reflects the last modification being completed 07/XX/20122, no details were provided.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	Yes	Retention	No	Discharged	Chapter 7	No	No	Yes	Reaffirmation is in process. The dates entered above are comment dates as the exact details of the filing and discharge date were not listed in the commentary.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contacted servicer to set up speed pays, servicer offered borrower assistance; however, borrower stated needs to contact servicer back, no further commentary. Borrower stated is paying monthly but not within grace period due to being paid last weekday of each month.  The commentary reflects on 04/XX/2018 the borrower asked for a modification; however, per servicer has completed two prior modifications in the past, but advised borrower to go on line and print out documentation and submit for review, no documentation was received from the borrower.  The online writer reflects the last modification being completed 07/XX/20122, no details were provided.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2015.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower was disputing double payment; servicer sent correspondence to borrower 12/XX/2015 with payment history and how applied to loan, no further commentary.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is evidence of reaffirmation.  Reaffirmation is in process.  The dates entered above are comment dates as the exact details of the filing and discharge date were not listed in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303824	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower returned Collection Call, representative confirmed payment received the same day.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower returned Collection Call, representative confirmed payment received the same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303836	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2016	Contact attempts - however unable to contact borrower	The servicer called and spoke with the borrower regarding the August installment for a total amount due of $1899.91 and inquired about securing a payment. The borrower stated will not be able to make a payment over the phone due not knowing who I am and not sure why payment has not been received yet. The agent inquired when will be making payment and the call was dropped.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The servicer called and spoke with the borrower regarding the August installment for a total amount due of $1899.91 and inquired about securing a payment. The borrower stated will not be able to make a payment over the phone due not knowing who I am and not sure why payment has not been received yet. The agent inquired when will be making payment and the call was dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204303839	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2016	Contact attempts - however unable to contact borrower	Customer recent contact consists of making payment arrangements. Customer tried to do a modification back in March 2016 but was denied because default was not imminent.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Customer recent contact consists of making payment arrangements. Customer tried to do a modification back in March 2016 but was denied because default was not imminent.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303840	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The borrower was contacted to collected on payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was contacted to collected on payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303841	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	3/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303843	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2016	Not attempting to contact the borrower	borrower made payment and payment plan	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  borrower made payment and payment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303844	XXX	Performing	8/XX/2018	9/XX/2018	Other	0	1	7/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower called in and asked if there is any assistance due to a natural disaster. Servicer advised there is a forbearance plan that will suspend payments until end, then all suspended will become due. Borrower also inquired why they are not reported to the credit bureau. Servicer advised due to bankruptcy status. Recent borrower contact, they called in and advised that they shouldn't be escrowed and also the payment amount is incorrect. Servicer advised where docs show escrow and also advised of the step rate interest rate changes. Borrower requested the total amount due on 071/XX/2018. Comment dated 07/XX/2018 borrower called in regards to notice they received showing the amount due of $1,300.00 that they did not understand. Associate advised borrower there was a missed payment in 2015 and advised borrower to request information in writing.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and asked if there is any assistance due to a natural disaster. Servicer advised there is a forbearance plan that will suspend payments until end, then all suspended will become due. Borrower also inquired why they are not reported to the credit bureau. Servicer advised due to bankruptcy status. Recent borrower contact, they called in and advised that they shouldn't be escrowed and also the payment amount is incorrect. Servicer advised where docs show escrow and also advised of the step rate interest rate changes. Borrower requested the total amount due on 071/XX/2018. Comment dated 07/XX/2018 borrower called in regards to notice they received showing the amount due of $1,300.00 that they did not understand. Associate advised borrower there was a missed payment in 2015 and advised borrower to request information in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303846	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	third party niece called in and states that online account locked out	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  third party niece called in and states that online account locked out
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303847	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower received letter explaining the dispute findings and wanted more information. Borrower was advised of payments made and when short payment was received
due to payment change. Borrower was also advised of payment amt and fees due.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	9/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower received letter explaining the dispute findings and wanted more information.  Borrower was advised of payments made and when short payment was received due to payment change.  Borrower was also advised of payment amt and fees due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: May 2018 payment made 6/XX/18. Borrower filed written dispute 6/XX/18 in regards to payment history	May 2018 payment made 6/XX/18. Borrower filed written dispute 6/XX/18 in regards to payment history
204303848	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower inquired about payment. Servicer advised borrower that it looks like requests were made but reversals have not been completed.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquired about payment. Servicer advised borrower that it  looks like requests were made but reversals have not been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204303853	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303855	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called to make a payment and set up a future payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to make a payment and set up a future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
204303857	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	BORROWER STATED NO LONGER REPRESENTED BY ATTORNEY AND ADDED CONTACT NUMBER XXX IS FOR HER HUSBAND.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	Discharged	Chapter 7	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  BORROWER STATED NO LONGER REPRESENTED BY ATTORNEY AND ADDED CONTACT  NUMBER XXX IS FOR HER HUSBAND.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303862	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The customer stated reason for default is due to excessive obligations. Advised customer total amount due of $3945.20. Customer processed a payment of $1448.60 and verified the property is owner occupied.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer stated reason for default is due to excessive obligations. Advised customer total amount due of $3945.20. Customer processed a payment of $1448.60 and  verified the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 6/XX/2016 - comment borrower repairing damage to home. No other comments on repairs, contractors or if insurance involved.	6/XX/2016 - comment borrower repairing damage to home. No other comments on repairs, contractors or if insurance involved.
204303863	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	Good	Yes	Yes	3/XX/2017	Not attempting to contact the borrower	Spoke with borrower spouse; spouse had question about payments; agent advised spouse that escrow are increasing effective 4/XX/17; no payment secured	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Spoke with borrower spouse; spouse had question about payments; agent advised spouse that escrow are increasing effective 4/XX/17; no payment secured
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303865	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Assisted borrower with accessing online account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Assisted borrower with accessing online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303876	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	inbound call from borrower to process payment on account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  inbound call from borrower to process payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303877	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to make a payment, which was accepted. Payment confirmation was emailed to Borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment, which was accepted.  Payment confirmation was emailed to Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303878	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303882	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	08/XX/2018 XXX Insurance premium amount due $900.85.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	UTD	UTD	UTD	UTD	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  08/XX/2018 XXX Insurance premium amount due $900.85.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303885	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to advise that he was laid off last week. Cant make a payment now and wants to know options. Borrower advised or 6 month forbearance and that full amount owed is due at end of 6 months or apply for a modification. Borrower was advised of documents needed to proceed with forbearance and he stated would fax back and follow up in a week on status of forbearance.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to advise that he was laid off last week.  Cant make a payment now and wants to know options.  Borrower advised or 6 month forbearance and that full amount owed is due at end of 6 months or apply for a modification.  Borrower was advised of documents needed to proceed with forbearance and he stated would fax back and follow up in a week on status of forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303887	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Vacant	5/XX/2017	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Called the borrower processed payment and provided confirmation number. Advised the borrower of retention options repayment plan and mod borrower advised may look into the options.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Called the borrower processed payment and provided confirmation number. Advised the borrower of retention options repayment plan and mod borrower advised may look into the options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
204303892	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Unable to Contact Borrower	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	Yes	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303895	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303896	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower had questions about remaining balance showing on statement	No	Fair	Temporary	Moderate	No	No	No	No	UTD	No	No	No	No	No	No	No	No	No	No	No	No	Retention	UTD	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower had questions about remaining balance showing on statement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303901	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower called in to ask what the total amount due is an the status of the account due to receiving a demand notice. The agent quoted the total amount due per request and verified has a payment pending for tonight and with the suspense balance the loan will be contractually current tomorrow and can disregard the demand letter. The borrower then asked how much to pay for May to bring the loan totally current and the agent advised $1396.10 and the borrower stated will pay that by the end of the month.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	Chapter 7 Bankruptcy was Discharged prior to service transfer. As a result no further details are available.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to ask what the total amount due is an the status of the account due to receiving a demand notice. The agent quoted the total amount due per request and verified has a payment pending for tonight and with the suspense balance the loan will be contractually current tomorrow and can disregard the demand letter.  The borrower then asked how much to pay for May to bring the loan totally current and the agent advised $1396.10 and the borrower stated will pay  that by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Chapter 7 Bankruptcy was Discharged prior to service transfer. As a result no further details are available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303902	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to make payments reason for delinquencies is other since borrower stated things have been tough.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	No	Retention	No	UTD	UTD	UTD	UTD	No	Comments indicate bororwer is still under the representation of a bankruptcy attorney.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make payments reason for delinquencies is other since borrower stated things have been tough.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments indicate bororwer is still under the representation of a bankruptcy attorney.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303904	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower disputed delinquency originating in December 2017.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower disputed delinquency originating in December 2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and appears issue is closed.  The borrower made two payments in November and one was supposed to be for December payment however the borrower was advised the December payment was never received and it caused the loan to go into default..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303906	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2016	Not attempting to contact the borrower	Customer called inquiring about payment. received 2nd Demand Letter regarding payment of $94.32 and was unsure of where the payment was from. Customer stated will bring account to current as of the notice date.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Customer called inquiring about payment. received 2nd Demand Letter regarding payment of $94.32 and was unsure of where the payment was from. Customer stated will bring account to current as of the notice date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204303909	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to request payment history and was advised of deferred principle. Payment history sent to borrower and advised Borrower statement not sent due to bankruptcy law and recommended XXX.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to request payment history and was advised of deferred principle. Payment history sent to borrower and advised Borrower statement not sent due to bankruptcy law and recommended XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303911	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	6/XX/2018 Authorized 3rd party called in and asked about escrow shortage. 3rd party was advised account has been behind for 2yrs. Requested payment history to search for possible missing payment. RFD not provided.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	04/XX/2015 The representative informed the borrower with a discharged Chapter 7 and no reaffirmation filed statements would not be provided to the borrower.
12/XX/2014 The Bankruptcy Attorney called to request statements be sent to her client, the representative informed the Attorney due to the Chapter 7 the statements will not be sent to the borrower unless she reaffirms the debt.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  6/XX/2018 Authorized 3rd party called in and asked about escrow shortage. 3rd party was advised account has been behind for 2yrs. Requested payment history to search for possible missing payment. RFD not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  04/XX/2015 The representative informed the borrower with a discharged Chapter 7 and no reaffirmation filed statements would not be provided to the borrower.
12/XX/2014 The Bankruptcy Attorney called to request statements be sent to her client, the representative informed the Attorney due to the Chapter 7 the statements will not be sent to the borrower unless she reaffirms the debt.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303916	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Discussed late payment and financials	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Discussed late payment and financials
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303917	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Excessive Obligations	Bankruptcy	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 2/XX/2015 - motion to dismissed bankruptcy. No comment if bankruptcy dismissed.	2/XX/2015 - motion to dismissed bankruptcy. No comment if bankruptcy dismissed.
204303919	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower std they are on the road working and to reach out to them at a later time	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower std they are on the road working and to reach out to them at a later time
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204303922	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	The borrower was advised of interest rate increase.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was advised of interest rate increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303923	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	RFD: UNEMPLOYMENT. BORROWER IS NOT ABLE TO MAKE PAYMENT IN JUNE. BORROWER IS GOING BACK TO WORK NEXT WEEK AS A PART TIME DANCE TEACHER, SHE IS NOT AWARE OF WHAT HER INCOME FROM THAT JOB WILL BE.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  RFD: UNEMPLOYMENT. BORROWER  IS NOT ABLE TO MAKE PAYMENT IN JUNE.  BORROWER IS GOING BACK TO WORK NEXT WEEK AS A  PART TIME DANCE TEACHER, SHE IS NOT AWARE  OF WHAT HER INCOME FROM THAT JOB WILL BE.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303925	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower was advised of the total amount due for $1,576.30. The borrower advised the RFD is sue to Excessive Obligations.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of the total amount due for $1,576.30. The borrower advised the RFD is sue to Excessive Obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303928	XXX	Performing	8/XX/2018	9/XX/2018	Casualty Loss	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Payment inquiry	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	No	Closed	Chapter 7	No	No	No	The borrower reported a claim on 09/XX/2016 as a result of wind damage that occurred on 09/XX/2016. The borrower stated a tree fell on the house. Claim funds were received in the amount of $24405.69. On 12/XX/2017 the claim was pending the 90% inspection. The borrower stated on 05/XX/2018 the inspection was completed 3-4 weeks ago and the results are still pending. The comments state the inspector couldn't reach the borrower and the inspection is still pending to be scheduled.	Other Natural Causes	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported a claim on 09/XX/2016 as a result of wind damage that occurred on 09/XX/2016.  The borrower stated a tree fell on the house.  Claim funds were received in the amount of $24405.69. On 12/XX/2017 the claim was pending the 90% inspection.  The borrower stated on 05/XX/2018 the inspection was completed 3-4 weeks ago and the results are still pending.  The comments state the inspector couldn't reach the borrower and the inspection is still pending to be scheduled.  The damage repair amount is estimated at $24,405.69.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2016 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 54689 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF336565 XXX 9/XX/2016 3:26:23 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2016 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 54689 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF336565 XXX 9/XX/2016 3:26:23 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2016 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 54689 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF336565 XXX 9/XX/2016 3:26:23 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2016 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2016 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 54689 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF336565 XXX 9/XX/2016 3:26:23 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.
204303930	XXX	Delinquent	8/XX/2018	8/XX/2018	Marital Difficulties	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower scheduled $1,096.27 for 05/XX/2018 for the repayment plan. Money has been tight and the divorce is finalizing.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	Yes	1	Current	Formal (Written)	3/XX/2018	9/XX/2018	$1,096.27	6/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower scheduled $1,096.27 for 05/XX/2018 for the repayment plan.  Money has been tight and the divorce is finalizing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303933	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to make payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The borrower had filed bankruptcy but there are no notes regarding filing dates or discharged/dismissal dates.	The borrower had filed bankruptcy but there are no notes regarding filing dates or discharged/dismissal dates.
204303937	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower was contacted on 5/XX/18 for the May payment in the amount of $1872.41. The borrower indicated that the spouse took care of making the payment, and that they didn't know it hadn't been paid. The borrower said they would remind the spouse about the payment, and declined to set up a payment at that time. The borrower had indicated illness at that time and stated that was the reason for the late payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted on 5/XX/18 for the May payment in the amount of $1872.41. The borrower indicated that the spouse took care of making the payment, and that they didn't know it hadn't been paid. The borrower said they would remind the spouse about the payment, and declined to set up a payment at that time. The borrower had indicated illness at that time and stated that was the reason for the late payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The commentary in June 2017 indicates the borrower had been ill since March 2017, and wasn't able to work. It is not clear if the borrower has gone back to work. Borrower 2 appears to be employed with the original employer. The 2 prior modifications appear to have been done at the end of 2014 and also end of 2013.	The commentary in June 2017 indicates the borrower had been ill since March 2017, and wasn't able to work. It is not clear if the borrower has gone back to work. Borrower 2 appears to be employed with the original employer. The 2 prior modifications appear to have been done at the end of 2014 and also end of 2013.
204303938	XXX	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower called to make a payment and took payment, authorized to use checking account on file.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make a payment and took payment, authorized to use checking account on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303945	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower stated his reason for default was due to paying for his daughter's birthday.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated his reason for default was due to paying for his daughter's birthday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303947	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Tenant Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204303949	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2015	Contact attempts - however unable to contact borrower	Borrower called to set up payment for the 8th and 22nd, said if he cant pay on the 22nd then may need a workout option	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2015.  Borrower called to set up payment for the 8th and 22nd, said if he cant pay on the 22nd then may need a workout option
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303952	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	Last contact note was 1/XX/2018 however, email and letter contacts went through 5/007/2018. Not considered missing comments as borrower was performing.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last contact note was 1/XX/2018 however, email and letter contacts went through 5/007/2018. Not considered missing comments as borrower was performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303955	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower called 4/XX/2018 to ask for 1098 information to be resent.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called 4/XX/2018 to ask for 1098 information to be resent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303956	XXX	MI Active	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	4/XX/2018	Vacant	2/XX/2018	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	Yes	No	No	A Notice of Payment Change was filed with the court on 12/XX/2017. A precious chapter 7 bankruptcy was terminated on 03/XX/2005.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2015.  A Notice of Payment Change was filed with the court on 12/XX/2017. A precious chapter 7 bankruptcy was terminated on 03/XX/2005.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
204303957	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Death of Family Member	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	The servicer made a collection call to the borrower who seemed confused throughout the conversation. The borrower eventually stated that the servicer called the wrong number.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	2/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The servicer made a collection call to the borrower who seemed confused throughout the conversation. The borrower eventually stated that the servicer called the wrong number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
204303960	XXX	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	30	1	7/XX/2018	Owner Occupied	Good	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower scheduled a payment for $1,216.21 effective for 07/XX/2018.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	Current	Formal (Written)	4/XX/2018	10/XX/2018	$1,425.87	10/XX/2018	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower scheduled a payment for $1,216.21 effective for 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area. No property damage was reported.	Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area. No property damage was reported.
204303965	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in to schedule payments.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to schedule payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303970	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Past Due	Formal (Written)	7/XX/2018	9/XX/2018	$1,866.78	9/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303973	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Ongoing dialogue with borrower	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303975	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called in, stated that the ivr system stated that she made a 1905.92 payment. The servicer reviewed the account and informed the borrower that there was no payment in that amount on the account but advised the borrower of the suspended amount. The borrower requests the suspense amount applied to their payment. The borrower declined post date check.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in, stated that the ivr system stated that she made a 1905.92 payment. The servicer reviewed the account and informed the borrower that there was no payment in that amount on the account but advised the borrower of the suspended amount. The borrower requests the suspense amount applied to their payment. The borrower declined post date check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303977	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called in and authorized a payment in the amount of $725.00	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and authorized a payment in the amount of $725.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303986	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	3/XX/2016	Ongoing dialogue with borrower	Most recent contact with borrower was to go over payment sent. Loan is performing. It is noted in additional commentary that a recent payoff was requested and emailed on 06/XX/2019.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Most recent contact with borrower was to go over payment sent.  Loan is performing.  It is noted in additional commentary that a recent payoff was requested and emailed on 06/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Recent Payoff request noted on 06/XX/2018.	Recent Payoff request noted on 06/XX/2018.
204303997	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	8/XX/2017 - Borrower Ssn1: Verified Ssn - Reason For Call- : Other -Reason For Default: Not Applicable Borrower Called And Informed Him Of Total Amount Due - . He Stated That He Already Had A Payment Setup. Reviewed The Notes And Verified That He Had Payment Setup And A Future Payment As Well. He Stated That He Wanted To Know Why His Loan Maturity Date Was In Year 2052 . Inf Him That He Had A Modification On This Loan In 2012 Which Adjusted The Maturity Date. He Requested To Have That Modification Sent Out So He Could Review It. Put In A Request To Have His Executed Modification Docs Mailed Out. Inf Him Of Late Payment Policy And Knowyouroptions.Com. Verified Contact Info And Occupancy Status. While Trying To Go Over -Reason For Default Call Disconnected Unexpectedly.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  8/XX/2017 -  Borrower Ssn1: Verified Ssn - Reason For Call- : Other -Reason For Default: Not Applicable Borrower Called And Informed Him Of Total Amount Due - . He Stated That He Already Had A Payment Setup. Reviewed The Notes And Verified That He Had Payment Setup And A Future Payment As Well. He Stated That He Wanted To Know Why His Loan Maturity Date Was In Year 2052 . Inf Him That He Had A Modification On This Loan In 2012 Which Adjusted The Maturity Date. He Requested To Have That Modification Sent Out So He Could Review It. Put In A Request To Have His Executed Modification Docs Mailed Out. Inf Him Of Late Payment Policy And Knowyouroptions.Com. Verified Contact Info And Occupancy Status. While Trying To Go Over -Reason For Default Call Disconnected Unexpectedly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204303998	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	The borrower advised they secured new employment; however, start date has been pushed back and as a result have suffered curtailment of income. The borrower scheduled a payment in the amount of $700.85 to draft on 08/XX/2017.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower advised they secured new employment; however, start date has been pushed back and as a result have suffered curtailment of income.  The borrower scheduled a payment in the amount of $700.85 to draft on 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304000	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2015	Contact attempts - however unable to contact borrower	The borrower called regarding the status of the final modification documents.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  The borrower called regarding the status of the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304006	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	BORR ADV WILL HAVE TAD IN BY 07/14; BORR ADV DECLINED TO POST DATE PYMT	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2015	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  BORR ADV WILL            HAVE TAD IN BY 07/14; BORR ADV DECLINED TO  POST DATE PYMT
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304007	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Spouse called to make payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spouse called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
																																																																																																																																																																																															Periodic Bankruptcy statements are being sent to Borrower, the most recent being 07/XX/2018. No other information regarding Bankruptcy filing present.	The loan was modified prior to the review period. Periodic Bankruptcy statements are being sent to Borrower, the most recent being 07/XX/2018. No other information regarding Bankruptcy filing present.
204304009	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Outbound call to collect payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound call to collect payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304014	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Talk to borrower regarding TAD borrower PTP payment by IVR on 6/XX/2018.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Talk to borrower regarding TAD borrower PTP payment by IVR on 6/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304016	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	UTD	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304019	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	CUSTOMER STATED ALREADY HAS PAYMENT SET UP TO PAY THRU BILL PAY ON 6/XX/18. CUSTOMER WILL BE PAYING $1191.91.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  CUSTOMER STATED ALREADY HAS PAYMENT  SET UP TO PAY THRU BILL PAY ON 6/XX/18. CUSTOMER WILL BE PAYING $1191.91.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304024	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	4/XX/2018	Owner Occupied	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Last contact was 02/XX/2017-Borrower called in to verify the mailing address they had on file. Inquired about executed mod docs.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last contact was 02/XX/2017-Borrower called in to verify the mailing address they had on file. Inquired about executed mod docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304032	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	Borrower made payment by phone.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304035	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304036	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2015	Contact attempts - however unable to contact borrower	Customer called for assistance with paying for the loan.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Customer called for assistance  with paying for the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304043	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Unemployment	90	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	At last contact, the authorized spouse called in to schedule $1307.09 for 9/XX/2017 and $1307.09 for 9/XX/2017. The spouse stated the borrower was unemployed in January of 2017 but now employed again.The spouse declined to setup a repayment plan.	No	Poor	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 06/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  At last contact, the authorized spouse called in to schedule $1307.09 for 9/XX/2017 and $1307.09 for 9/XX/2017.  The spouse stated the borrower was unemployed in January of 2017 but now employed again.The spouse declined to setup a repayment plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2013.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The notes reflect a payment dispute was received due to an interest dispute withe year end statement.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304048	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last borrower contact was on 05/XX/2018 and the borrower stated that was out of country due to death of family member. Borrower made payment and brought account current.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last borrower contact was on 05/XX/2018 and the borrower stated that was out of country due to death of family member. Borrower made payment and brought account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204304053	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2018	Ongoing dialogue with borrower	Customer called to inquire on Hazard claim made in 2011.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	Yes	Yes	No	No	No	No	No	No	Yes	Other	5/XX/2018	No	Retention	Yes	1	Closed	UTD	No	No	No	There is evidence of a prior bankruptcy, the case details were not provided.	The borrower reported wind damage on 12/XX/2017 that occurred due to XXX Claim funds were received in the amount of $16000 on 12/XX/2017. Roof damage was noted. The claim is pending the 90% inspection and an inspection was requested and ordered on 05/XX/2018.	Other Natural Causes	In Process	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Customer called to inquire on Hazard claim made in 2011.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is evidence of a prior bankruptcy, the case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported wind damage on 12/XX/2017 that occurred due to XXX  Claim funds were received in the amount of $16000 on 12/XX/2017.  Roof damage was noted. The claim is pending the 90% inspection and an inspection was requested and ordered on 05/XX/2018.  The damage repair amount is estimated at $16,000.00.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 11/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 01/XX/2017 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $0.00 ALT PHONE #2: XXX CLAIM NUMBER: H141259 QBEF363317 XXX 12/XX/2017 7:51:21 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 01/XX/2017 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $0.00 ALT PHONE #2: XXX CLAIM NUMBER: H141259 QBEF363317 XXX 12/XX/2017 7:51:21 PM Send to Hazard Claims - PLEASE PROVIDE DETAILS IN DAMAGE AND ETA ON COMPLETION AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 11/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 01/XX/2017 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $0.00 ALT PHONE #2: XXX CLAIM NUMBER: XXX QBEF363317 XXX 12/XX/2017 7:51:21 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 01/XX/2017 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 12/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $0.00 ALT PHONE #2: XXX CLAIM NUMBER: H141259 QBEF363317 XXX 12/XX/2017 7:51:21 PM Send to Hazard Claims - PLEASE PROVIDE DETAILS IN DAMAGE AND ETA ON COMPLETION AMC's Response: Servicer Response added to review - no change in exceptions.
204304054	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower is very difficult to reach and collect.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower is very difficult to reach and collect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304057	XXX	Performing	8/XX/2018	7/XX/2018	Curtailment of Income	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower informed the servicer on 03/XX/2018 of not being interested in a loan modification and wants to bring the account current.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower informed the servicer on 03/XX/2018 of not being interested in a loan modification and wants to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304060	XXX	Delinquent	8/XX/2018	8/XX/2018	Payment Disputes	60	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower inquiring about how to start an Arbitration Hearing over a payment dispute in 2015. The borrower advised they have been trying to reach out to the point of contact; however they never receive a call back. The borrower stated they sent in proof of payments from their bank and now will take it up with their lawyer. The borrower was advised the point of contact has been emailed and will follow up with the borrower.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2017	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower inquiring about how to start an Arbitration Hearing over a payment dispute in 2015. The borrower advised they have been trying to reach out to the point of contact; however they never receive a call back. The borrower stated they sent in proof of payments from their bank and now will take it up with their lawyer. The borrower was advised the point of contact has been emailed and will follow up with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower advised they have been trying to reach out to the point of contact; however they never receive a call back. The borrower informed they sent in proof of payments from their bank and now will take it up with their lawyer.  Servicer noted several correspondence with account manager and borrower to indicate the manager is working with borrower.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Written correspondence received 9/XX/18 pending XXX review/response regarding the referenced missing pmt. AMC Response: No additional information regarding dispute resolution received - no change to exceptions.	09/XX/2018 XXX Response: Written correspondence received 9/XX/18 pending XXX review/response regarding the referenced missing pmt. AMC Response: No additional information regarding dispute resolution received - no change to exceptions.
204304062	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	04/XX/2018 - Borrower was still having a hardship from the hurricane (Irma) and wanted the forbearance to be extended. The borrower stated they would be reinstating the account during the forbearance plan.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	UTD	Informal (Verbal)	10/XX/2017	10/XX/2018	$619.47	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 - Borrower was still having a hardship from the hurricane (Irma) and wanted the forbearance to be extended. The borrower stated they would be reinstating the account during the forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304074	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Not attempting to contact the borrower	Borrowr called on 08072017 to get statements reinstated	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrowr called on 08072017 to get statements reinstated
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304075	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Authorized 3rd party stated her RFD was due to a curtailment of income and requested the total amount due on the account.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2013	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Authorized 3rd party stated her RFD was due to a curtailment of income and requested the total amount due on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304079	XXX	Performing	8/XX/2018	8/XX/2018	Inability to Rent Property	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Called borrower, advised of amount due, agreed to set up 3 payments.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Called borrower, advised of amount due, agreed to set up 3 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304081	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Called borrower to advised that a demand letter was sent out and payment for the outstanding amount is due by 05/XX/2018	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Called borrower to advised that a demand letter was sent out and  payment for the outstanding amount is due by 05/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304083	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower contacted the servicer on 04/XX/2018 to inquire about the payment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer on 04/XX/2018 to inquire about the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304102	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Tenant Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	There was a collection call made to borrower. Borrower states that payment has been late due to illness. The rep asked the borrower to go over financials and expense but the borrower had to go back to a meeting.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  There was a collection call made to borrower.  Borrower states that payment has been late due to illness.  The rep asked the borrower to go over financials and expense but the borrower had to go back to a meeting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204304109	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2016	Contact attempts - however unable to contact borrower	The borrower called to make a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	6/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loss mitigation comments provided.	Loss mitigation comments provided.
204304112	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower wants pay history from 2014 to the current month. Advised that we serviced the loan on 05/XX/2015.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	6/XX/2016	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower wants pay history from 2014 to the current month. Advised that we serviced the loan on 05/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204304114	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to have password reset; agent sent password reset information to borrower.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to have password reset; agent sent password reset information to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304115	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	Average	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower advised no longer represented by attorney and to remove the bankruptcy code. Also advised had sent the form for the auto draft and to schedule a payment. The representative advised of fees totaling $425 in advances from the prior servicer and scheduled a payment to be withdrawn on 6/XX/2018.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower advised no longer represented by attorney and to remove the bankruptcy code. Also advised had sent the form for the auto draft and to schedule a payment. The representative advised of fees totaling $425 in advances from the prior servicer and scheduled a payment to be withdrawn on 6/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304118	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Outbound for payment. Speedpay processed.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound for payment. Speedpay processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304124	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Borrower sending payment in the next few days.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower sending payment in the next few days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304125	XXX	Delinquent	8/XX/2018	9/XX/2018	Illness - Family	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The a3p advised that the deal the agent called in regards to was the borrowers and provided contact to discuss.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The a3p advised that the deal the agent called in regards to was the borrowers and provided contact to discuss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304133	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	Death of Family Member	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Not attempting to contact the borrower	The borrower stated RFD as death in the family and that they made a payment on 12/4.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower stated RFD as death in the family and that they made a payment on 12/4.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304137	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304139	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The authorized 3rd party advised the RFD is due to a death in the family and agreed to make a payment for $1,926.00. The 3rd party agreed to a call back on 7/26 to discuss the financials as she was at work and and could no longer talk.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	12/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized 3rd party advised the RFD is due to a death in the family and agreed to make a payment for $1,926.00. The 3rd party agreed to a call back on 7/26 to discuss the financials as she was at work and and could no longer talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Last comments in file indicate Borrowers have the financials to make payment on time. Borrowers forget to make payment and it falls to the end of the month, causing them to be late every month.	Last comments in file indicate Borrowers have the financials to make payment on time. Borrowers forget to make payment and it falls to the end of the month, causing them to be late every month.
204304142	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No bankruptcy filed, no foreclosure actions taken. Borrower is not too delinquent, do not see any modification applied for. No repayment plan showing set up.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2018	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  No bankruptcy filed, no foreclosure actions taken. Borrower is not too delinquent, do not see any modification applied for.   No repayment plan showing set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304146	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2016	Contact attempts - however unable to contact borrower	Borrower is making payments, however borrower is currently delinquent. Will be making payments. No bankruptcy, no foreclosure, no litigation.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower is making payments, however borrower is currently delinquent. Will be making payments. No bankruptcy, no foreclosure, no litigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower is making payments, however borrower is currently delinquent. Will be making payments. No bankruptcy, no foreclosure, no litigation.	Borrower is making payments, however borrower is currently delinquent. Will be making payments. No bankruptcy, no foreclosure, no litigation.
204304148	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304156	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called in wanting to know why a payment was pulled. Borrower was told there is evidence borrower requested a payment be made on 6/XX/2018.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in wanting to know why a payment was pulled.  Borrower was told there is evidence borrower requested a payment be made on 6/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE AMC's Response: Confirmed no property damage.	09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE AMC's Response: Confirmed no property damage.
204304157	XXX	Performing	8/XX/2018	7/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	The borrower stated the bankruptcy was completed.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	Discharged	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated the bankruptcy was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2018 and there is no evidence of reaffirmation.  Discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy comments provided.	Bankruptcy comments provided.
204304158	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Contacted the borrower to review the total amount due, $1,789.56. The agent advised the borrower that the loan had been running 30/60 days past due and was modified in October, 2017 and immediately fell past due. The borrower stated that they did not want to discuss and that they'd bring the loan current within the month of July. The agent stated that if they did not bring the loan current then they could discuss a repayment plan.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Contacted the borrower to review the total amount due, $1,789.56.  The agent advised the borrower that the loan had been running 30/60 days past due and was modified in October, 2017 and immediately fell past due.  The borrower stated that they did not want to discuss and that they'd bring the loan current within the month of July.  The agent stated that if they did not bring the loan current then they could discuss a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304168	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower was contacted on 03/XX/2018 regarding the account status. The borrower advised of a hardship due to excessive obligations; however it was resolved. The borrower wanted to make a payment of $1,500. The servicer advised they could not accept the payment over the phone due to Notice of Intent. The servicer also discussed the multiple broken repayment plans in the past, and setup a new plan.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Current	Informal (Verbal)	3/XX/2018	9/XX/2018	$1,235.56	6/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower was contacted on 03/XX/2018 regarding the account status. The borrower advised of a hardship due to excessive obligations; however it was resolved. The borrower wanted to make a payment of $1,500. The servicer advised they could not accept the payment over the phone due to Notice of Intent. The servicer also discussed the multiple broken repayment plans in the past, and setup a new plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304170	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	TT: CUST2 OB MM GIVEN SSN2: N/A RFC: COLLECTION CALL RFD: NOT APPLICABLE ADV TAD OF $1328.25TT CUST2/WILL BE MAKING PAYMENT ON FRIDAY 11TH BUT SAID DOESNT HAVE ENOUGH TIME TO SCHEDULE PAYMENT WITH AGENT IS AT WORK-VERIFIED DOESNT HAVE TIME TO DISCUSS ACCOUNT SINCE AT WORK AND NEEDS TO END CALL AND CALL MUTUALLY ENDED DIALED: XXX - USER: XXXX 05/XX/2018 6:29AM (PT)	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  TT: CUST2  OB MM GIVEN  SSN2: N/A RFC:  COLLECTION CALL RFD: NOT APPLICABLE  ADV           TAD OF $1328.25TT CUST2/WILL BE MAKING              PAYMENT ON FRIDAY 11TH BUT SAID DOESNT  HAVE ENOUGH TIME TO SCHEDULE PAYMENT WITH          AGENT IS AT WORK-VERIFIED DOESNT HAVE TIME          TO DISCUSS ACCOUNT SINCE AT WORK AND NEEDS  TO END CALL AND CALL MUTUALLY ENDED                DIALED: XXX - USER: XXX                05/XX/2018 6:29AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304177	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	6/XX/2018	UTD	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	Per the comments on 1/XX/17, the borrower called in to arrange a payment of $1200.00 and indicated that they couldn't bring the loan current at that time. The borrower also scheduled a payment of $1185.50 to be made 2/XX/17 & 3/XX/17. The borrower indicated the intent to work more hours to help make up payments due. The borrower was advised of the payment due date, the grace period, and the possibility of negative credit reporting.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Per the comments on 1/XX/17, the borrower called in to arrange a payment of $1200.00 and indicated that they couldn't bring the loan current at that time. The borrower also scheduled a payment of $1185.50 to be made 2/XX/17 & 3/XX/17. The borrower indicated the intent to work more hours to help make up payments due. The borrower was advised of the payment due date, the grace period, and the possibility of negative credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary indicates the borrower prefers to speak Spanish. The comments on 1/XX/17 also indicated the borrower had spent $8000.00 on home repairs. There is no indication of what repairs were done or what caused the need for repairs. The comments also indicated that the hardship was over at that time as the repairs were completed.	Commentary indicates the borrower prefers to speak Spanish. The comments on 1/XX/17 also indicated the borrower had spent $8000.00 on home repairs. There is no indication of what repairs were done or what caused the need for repairs. The comments also indicated that the hardship was over at that time as the repairs were completed.
204304180	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower stated had medical bills from shoulder surgery from car wreck as the reason for default prior to that was excessive obligations. Borrower is in a current repayment plan.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	2/XX/2018	Retention	Yes	1	Current	Formal (Written)	2/XX/2018	8/XX/2018	$1,283.69	2/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated had medical bills from shoulder surgery from car wreck as the reason for default prior to that was excessive obligations.  Borrower is in a current repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304182	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	Account inquiry. Reason for default excessive obligations.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Account inquiry.  Reason for default excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304187	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	TT: CUST1 OB MM GIVEN DEMO VRFY: VERIFIED INFORMATION OCCUPANCY: OWNER OCCUPIED RFC: COLLECTION CALL RFD: ILLNESS OF PRINCIPAL BORROWER ADV TAD OF $2089.47 ADV UPB OF $250830.64BORR ADV SENT CASHIERS CHECK AND WAS SENT 8/10 OR 8/11 SHE ADV 2ND FRIDAY OF THE MONTH// ADV BORR LAST PAYMENT 7/XX/2017// BORR EXPRESSED CONCERN BECAUSE SHE SENT A CASHIERS CHECK// ADV BORR OF OTHER METHODS OF PAYMENT// ADV CAN WIRE FUNDS OR CAN USE WUQC// BORR ADV SHE WILL TRY XXX QUICK COLLECT WITH HER DEBIT CARD IF SHE CANNOT PROCESS THAT WAY SHE WILL HAVE HER BANK WIRE TRANSFER FUNDS TOMORROW 8/XX/2017// BORR ADV PRIOR HARDSHIP WAS ILLNESS OF BORROWER2// THAT IS BEING RESOLVED HOWEVER STILL EFFECTING THEIR INCOME AS HE IS ON WORKMANS COMP RECEIVING 60% OF HIS PAYMENT// SHE ADV BORR WILL NOT BE BACK TO WORK FOR 6 MORE WEEKS// BORR DID ADV SHE WILL MAKE PAYMENT VIA WUQC OR WIRE TRANSFER UNTIL NOVEMBER WITH NSF CODE IS REMOVEDADV BORR OF DUE DATE, GRACE PERIOD AND NEG CREDIT REPORTING// ADV CALLS EVERY 5 DAYS// ADV LATE NOTICES SENT// DISCUSSED PAY HISTORY//**MSP & SYNTELATE ISSUES**// DISCUSSED PAYMENTS AND HOW THEY APPLY TO THE LOAN AS BORR WAS INTERESTED IN MAKING AN EXTRA PAYMENT ANUALLY TO PAY THE LOAN OF WITHIN 15 YRS OR SO// ADV BORR IF SHE TOOK MONTHLY PAYMENT AND DIVIDED BY 12 WOULD BE ABOUT AND EXTRA $168 MONTHLY TO PAY 1 ADDITIONAL PAYMENT TOWARDS PRINCIPAL ANUALLY// BORR ADV INTERESTED IN 15 YR MORTGAGE// ADV BORR TO CHECK WITH LENDER OF HER CHOICE ADV TO MAINTAIN GOOD PAY HISTORY FOR 12 MONTHS TO HELP WITH THE REFI// ADV XXX FOR SELF SERVICE OPTIONS// ADV NSF CODE WILL BE LIFTED IN NOVEMBER// NO FURTHER QUESTIONS OR CONCERNS DIALED: XXXX - USER: XXX	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  TT: CUST1  OB MM GIVEN  DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: COLLECTION CALL RFD: ILLNESS          OF PRINCIPAL BORROWER  ADV TAD OF $2089.47  ADV UPB OF $250830.64BORR ADV SENT                 CASHIERS CHECK AND WAS SENT 8/10 OR  8/11           SHE ADV 2ND FRIDAY OF THE MONTH// ADV BORR  LAST PAYMENT 7/XX/2017// BORR EXPRESSED            CONCERN BECAUSE SHE SENT A CASHIERS                 CHECK// ADV BORR OF OTHER METHODS OF  PAYMENT// ADV CAN WIRE FUNDS OR CAN USE            WUQC// BORR ADV SHE WILL TRY XXX          QUICK COLLECT WITH HER DEBIT CARD IF SHE  CANNOT PROCESS THAT WAY SHE WILL HAVE HER          BANK WIRE TRANSFER FUNDS TOMORROW                   8/XX/2017// BORR ADV PRIOR HARDSHIP WAS  ILLNESS OF BORROWER2// THAT IS BEING               RESOLVED HOWEVER STILL EFFECTING THEIR              INCOME AS HE IS ON WORKMANS COMP RECEIVING  60% OF HIS PAYMENT// SHE ADV BORR WILL NOT         BE BACK TO WORK FOR 6 MORE WEEKS// BORR             DID ADV SHE WILL MAKE PAYMENT VIA WUQC OR  WIRE TRANSFER UNTIL NOVEMBER WITH NSF CODE         IS REMOVEDADV BORR OF DUE DATE, GRACE               PERIOD AND NEG CREDIT REPORTING// ADV  CALLS EVERY 5 DAYS// ADV LATE NOTICES              SENT// DISCUSSED PAY HISTORY//**MSP &               SYNTELATE ISSUES**// DISCUSSED PAYMENTS   AND HOW THEY APPLY TO THE LOAN AS BORR WAS         INTERESTED IN MAKING AN EXTRA PAYMENT               ANUALLY TO PAY THE LOAN OF WITHIN 15 YRS   OR SO// ADV BORR IF SHE TOOK MONTHLY               PAYMENT AND DIVIDED BY 12 WOULD BE ABOUT            AND EXTRA $168 MONTHLY TO PAY 1 ADDITIONAL   PAYMENT TOWARDS PRINCIPAL ANUALLY// BORR           ADV INTERESTED IN 15 YR MORTGAGE// ADV              BORR TO CHECK WITH LENDER OF HER CHOICE   ADV TO MAINTAIN GOOD PAY HISTORY FOR 12            MONTHS TO HELP WITH THE REFI// ADV                  XXX FOR SELF SERVICE OPTIONS// ADV   NSF CODE WILL BE LIFTED IN NOVEMBER// NO           FURTHER QUESTIONS OR CONCERNS DIALED:               XXX - USER: RUBY 08/XX/2017   4:38PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304188	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower was advised of the amount due for 08/XX/2018. The borrower stated that she made a payment in the amount of $593.52 online.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was advised of the amount due for 08/XX/2018. The borrower stated that she made a payment in the amount of $593.52 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304195	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower is widower, and was not aware of the delinquency. Borrower was making payments, but was the old amount. did not realize payment increased. There was mention of an insurance check that was made out to borrower and the old lender. There is no notes stating there was or is any damage to the property.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower is widower, and was not aware of the delinquency.  Borrower was making payments, but was the old amount.  did not realize payment increased.  There was mention of an insurance check that was made out to borrower and the old lender.  There is no notes stating there was or is any damage to the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower is widower, and was not aware of the delinquency.  Borrower was making payments, but was the old amount.  did not realize payment increased.  There was mention of an insurance check that was made out to borrower and the old lender.  There is no notes stating there was or is any damage to the property.

No bankruptcy ever filed, NOI just sent out around 4/XX/2018, but no active foreclosure.	Borrower is widower, and was not aware of the delinquency. Borrower was making payments, but was the old amount. did not realize payment increased. There was mention of an insurance check that was made out to borrower and the old lender. There is no notes stating there was or is any damage to the property.

No bankruptcy ever filed, NOI just sent out around 4/XX/2018, but no active foreclosure.
204304198	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	Last contact Borrower wanted to know when Servicer would start sending statements. The Servicer informed Borrower of the need to reaffirm the debt due to Bankruptcy protection.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	Yes	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last contact Borrower wanted to know when Servicer would start sending statements. The Servicer informed Borrower of the need to reaffirm the debt  due to Bankruptcy protection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 07/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304207	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2016	Contact attempts - however unable to contact borrower	Borrower review of loan.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower review of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304218	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower was advised of payment options and that calls and late notices would continue until payment is made. The borrower stated they set up payment for 6/15.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised of payment options and that calls and late notices would continue until payment is made.  The borrower stated they set up payment for 6/15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304223	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called an inquired as to whether payment is due on the 15th of the month. The agent advised it is due on the 1st with a 15 day grace period. The agent then set up speed payments at the borrower's request in the amount of $1890 each for 5/XX/18, 6/XX/18 and 7/XX/18.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	Yes	1	Dismissed	Chapter 13	Yes	UTD	UTD	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called an inquired as to whether payment is due on the 15th of the month.  The agent advised it is due on the 1st with a 15 day grace period.  The agent then set up speed payments at the borrower's request in the amount of $1890 each for 5/XX/18, 6/XX/18 and 7/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The proof of claim was filed 12/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304225	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	There was an outbound collection call made to borrower. The borrower made a payment, was late due to just now getting caught up from disaster.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  There was an outbound collection call made to borrower.  The borrower made a payment, was late due to just now getting caught up from disaster.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304226	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	60	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2016	Contact attempts - however unable to contact borrower	the customer was contacted and asked not be be called again	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  the customer was contacted and asked not be be called again
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute resolved
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304227	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in to see how to remove PMI from the account. Borrower states account was current before loan was transferred in 04/2018 doesn't know why not showing current now states will send copy of bank statement for 4/2018-5/2018 and letter to add wife to the account.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in to see how to remove PMI from the account. Borrower states account was current before loan was transferred in 04/2018 doesn't know why not showing current now states will send copy of bank statement for 4/2018-5/2018 and letter to add wife to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304245	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	UTD	UTD	Incomplete	9/XX/2015	11/XX/2016	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Last comment indicates borrower making payments, however, 93% of last three payments. Borrower made payment 6/XX/2018 $1013.00. Service provider attempting to contact borrower.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last comment indicates borrower making payments, however, 93% of last three payments. Borrower made payment 6/XX/2018 $1013.00. Service provider attempting to contact borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Skip trace performed on 07/XX/2018, returned as unsuccessful.	Skip trace performed on 07/XX/2018, returned as unsuccessful.
204304247	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2016	Yes	5/XX/2018	Ongoing dialogue with borrower	RFC: PAYMENT INQUIRY NO FURTHER QUESTIONS, ADDRESSED CONCERNS, RECAPPED CALL. CH 7 ASSEST CASE TERM 5/XX/18. Update: Bankruptcy letter sent 8/XX/18.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	UTD	UTD	UTD	Chapter 7 discharged. Notes indicate a reaffirmation was signed but not approved prior to discharge. Unsure if it was accepted by court or not.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  RFC: PAYMENT INQUIRY NO FURTHER QUESTIONS, ADDRESSED CONCERNS, RECAPPED  CALL. CH 7 ASSEST CASE TERM 5/XX/18.  Update: Bankruptcy letter sent 8/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  Chapter 7 discharged.  Notes indicate a reaffirmation was signed but not approved prior to discharge.  Unsure if it was accepted by court or not.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304248	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2016	Yes	7/XX/2018	Ongoing dialogue with borrower	Speedpay processed $900.01 on 07/XX/2018. Curtailment of income.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Speedpay processed $900.01 on 07/XX/2018.  Curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 5/XX/18 comments indicate the borrower was unemployed, but is now working a temporary job with full time hours. The loan consistently runs behind and the borrower makes the payment late. The collection comments don't have a full 36 months for review.	5/XX/18 comments indicate the borrower was unemployed, but is now working a temporary job with full time hours. The loan consistently runs behind and the borrower makes the payment late. The collection comments don't have a full 36 months for review.
204304252	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2016	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called in advised needs loan number. Borrower stated already has a payment set up for 08/XX/2018. Borrower stated she had $20,000.00 in home repairs in December of 2017 and hardship is now over and she is trying to get caught up.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	11/XX/2016	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in advised needs loan number. Borrower stated already has a payment set up for 08/XX/2018. Borrower stated she had $20,000.00 in home repairs in December of 2017 and hardship is now over and she is trying to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan appears current as of the status date. No active modification or repayment plan noted.	Loan appears current as of the status date. No active modification or repayment plan noted.
204304253	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2016	Yes	8/XX/2017	Ongoing dialogue with borrower	Borrower called to see if payment made online had posted to account. no contact since last skip trace was 05072018.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called to see if payment made online had posted to account. no contact since last skip trace was 05072018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304259	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2016	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Last comments indicate borrower due for 4/XX/2018. Attempting to contact borrower skip trace ordered. Borrower did not complete repayment plan verbal that would have ended 7/2018	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last comments indicate borrower due for 4/XX/2018. Attempting to contact borrower skip trace ordered. Borrower did not complete repayment plan verbal that would have ended 7/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304263	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2016	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called on 06/XX/2018 to confirm that payment was received and to advise that anothe payment is scheduled. Borrower confirmed owner occupancy and discussed possible loss mitigation options, but borrower could not afford a repayment plan.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called on 06/XX/2018 to confirm that payment was received and to advise that anothe payment is scheduled.  Borrower confirmed owner occupancy and discussed possible loss mitigation options, but borrower could not afford a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304266	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2016	Yes	4/XX/2018	Ongoing dialogue with borrower	Commentary states borrower called in to schedule a payment on the account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Commentary states borrower called in to schedule a payment on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304267	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2016	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	collection calls attempted, however, no contact. on 06/XX/18 evidence of delinquent account. 06/XX/18 Late notice solicitation sent; 07/XX/18 loss mit solicitation.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	2/XX/2018	No	Retention	Yes	1	UTD	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  collection calls attempted, however, no contact. on 06/XX/18  evidence of  delinquent account. 06/XX/18 Late notice solicitation sent; 07/XX/18 loss mit solicitation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: According to comments, borrowers had a modification payment plan, however, comments do not show what kind of plan and when the payment plan began and ended.	According to comments, borrowers had a modification payment plan, however, comments do not show what kind of plan and when the payment plan began and ended.
204304274	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower discussed illness and no more second job. Made a pay by phone.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower discussed illness and no more second job. Made a pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304279	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	7/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304284	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower called to inquire about credit reporting and was advised late payment was submitted to credit report.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to inquire about credit reporting and was advised late payment was submitted to credit report.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: no new update	no new update
204304286	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called on 05/XX/2018 to make their May payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called on 05/XX/2018 to make their May payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304291	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower indicated curtailment of income due to wife's employer having less hours for her.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower indicated curtailment of income due to wife's employer having less hours for her.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304300	XXX	Performing	8/XX/2018	8/XX/2018	Unable to Contact Borrower	0	1	7/XX/2018	UTD	UTD	Yes	Yes	4/XX/2017	Not attempting to contact the borrower	The borrower stated they are at retirement age and are looking to restructure the loan to lower the payment. The agent referred the borrower to refinance.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	4/XX/2017	No	Retention	Yes	1	Discharged	Chapter 7	No	No	Yes	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower stated they are at retirement age and are looking to restructure the loan to lower the payment. The agent referred the borrower to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304307	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	Average	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	The borrower called with questions about the active trial period. The representative provided the information and then processed a 3 payments over the phone for $2,425.37 for 12/XX/2016, 0105/2017 and 2/XX/2017.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called with questions about the active trial period. The representative provided the information and then processed a 3 payments over the phone for $2,425.37 for 12/XX/2016, 0105/2017 and 2/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304309	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	4/XX/2018	Yes	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304314	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower was advised that repay plan does not stop default notices	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Current	Formal (Written)	3/XX/2017	8/XX/2018	$2,780.01	3/XX/2017	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower was advised that repay plan does not stop default notices
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304315	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called in to see if the ACH form they had submitted had been completed. The agent advised them that the form was denied because the borrower had entered an incorrect draft date. The borrower requested a new form be sent to them.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to see if the ACH form they had submitted had been completed.  The agent advised them that the form was denied because the borrower had entered an incorrect draft date.  The borrower requested a new form be sent to them.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: per the comments on 12/XX/15, borrower was disputing the payments due on the account, indicating that a payment was made to the prior servicer, but was never posted to the account. The borrower was advised it was being looked into. There are no further comments regarding this. The borrower's preferred language is Spanish. There is an authorized third party on the account that appears to be assisting the borrower with communication. Comments on 3/XX/18 indicate the credit reporting for the January and February payments were updated to reflect a natural disaster. 3/XX/18 comments indicated the California mud slides. There was not any indication of property damage in the comments. Per the commentary, the borrower's son was living in the property and paying rent that was used to make the mortgage payment. The son moved out, and the borrower had difficulty making the payment without the additional income.	per the comments on 12/XX/15, borrower was disputing the payments due on the account, indicating that a payment was made to the prior servicer, but was never posted to the account. The borrower was advised it was being looked into. There are no further comments regarding this. The borrower's preferred language is XXX There is an authorized third party on the account that appears to be assisting the borrower with communication. Comments on 3/XX/18 indicate the credit reporting for the January and February payments were updated to reflect a natural disaster. 3/XX/18 comments indicated the XXX There was not any indication of property damage in the comments. Per the commentary, the borrower's son was living in the property and paying rent that was used to make the mortgage payment. The son moved out, and the borrower had difficulty making the payment without the additional income.
204304327	XXX	Delinquent	8/XX/2018	9/XX/2018	Marital Difficulties	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The last contact was made on 5/XX/2018, in which the borrower had a payment inquiry.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact was made on 5/XX/2018, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304328	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304331	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Ongoing dialogue with borrower	Borrower called to set up payments for the next three months.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called to set up payments for the next three months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304335	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Unable to Contact Borrower	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	9/XX/2016	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	At last contact, the borrower called inquiring about the fee balance owing on the account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  At last contact, the borrower called inquiring about the fee balance owing on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer received a dispute from one of the credit bureaus.  The servicer updated their reporting.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304338	XXX	Loss Mitigation	8/XX/2018	9/XX/2018	Inability to Rent Property	0	1	7/XX/2018	Non-Owner Occupied	Incomplete	9/XX/2015	9/XX/2016	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower is currently on modification, but has requested information for DIL.	No	Good	Resolved	Weak	No	No	Yes	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Non-Retention	Yes	1	UTD	No	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower is currently on modification, but has requested information for DIL.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is non-owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower is currently on modification, but has requested information for DIL. This is an investment property. no active foreclosurre, no bankruptcy filed. Current on modification payments.	Borrower is currently on modification, but has requested information for DIL. This is an investment property. no active foreclosurre, no bankruptcy filed. Current on modification payments.
204304344	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2016	Yes	5/XX/2018	Ongoing dialogue with borrower	Customer contact consists of making payment arrangements. Customer is on a repayment plan to bring the account current.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer contact consists of making payment arrangements. Customer is on a repayment plan to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304346	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2016	Yes	4/XX/2018	Ongoing dialogue with borrower	borrower set up payments	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  borrower set up payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304350	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Incomplete	9/XX/2015	10/XX/2016	Yes	8/XX/2018	Not attempting to contact the borrower	Borrower stated will be wiring payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower stated will be wiring payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304355	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2016	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called in to make speed pay payment of $660.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to make speed pay payment of $660.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304358	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Occupied-UTD	UTD	Incomplete	9/XX/2015	10/XX/2016	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	The borrower verified their information and discussed their escrow shortage. They were advised this would be spread over 60 months.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower verified their information and discussed their escrow shortage.  They were advised this would be spread over 60 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304359	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2016	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower set up a payment for $401.74 to be drafted on 6/XX/2018. The borrower advised she is making her payment outside of the grace period because of when she receives her Social Security Income.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower set up a payment for $401.74 to be drafted on 6/XX/2018. The borrower advised she is making her payment outside of the grace period because of when she receives her Social Security Income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is performing. It is noted a HAMP 6 year reammortization in commentary requested on 09/XX/2017 with unknown status. Loan was transferred from other lender on 2016.	Loan is performing. It is noted a HAMP 6 year reammortization in commentary requested on 09/XX/2017 with unknown status. Loan was transferred from other lender on 2016.
204304363	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2016	Yes	5/XX/2018	Ongoing dialogue with borrower	RFD- No Comments	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  RFD- No Comments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304367	XXX	Delinquent	8/XX/2018	8/XX/2018	Business Failure	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to advise a wire was sent in the amount of $4715.00.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to advise a wire was sent in the amount of $4715.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304378	XXX	Performing	8/XX/2018	8/XX/2018	Death of Mortgagor	0	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Executor of the estate called in to make a payment.	No	Good	Temporary	Weak	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Executor of the estate called in to make a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 11/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304382	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	10/XX/2017	Ongoing dialogue with borrower	Propert is vacant but maintained. Borrower is requesting a disaster relief forbearance. Property damage includes water damage, hole in the roof. Borrower is still assessing the damage as the borrower is not able to get to the property at this time. Borrower has not filed an insurance claim and does not intend to. Borrower stated a financial impact due to renters not paying rent for September and October due to the hurricane. Borrower stated the tenants were evacuated and not currently residing in the property. Servicer advised of a repayment plan, borrower declined.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Propert is vacant but maintained.  Borrower is requesting a disaster relief forbearance.  Property damage includes water damage, hole in the roof.  Borrower is still assessing the damage as the borrower is not able to get to the property at this time.  Borrower has not filed an insurance claim and does not intend to.  Borrower stated a financial impact due to renters not paying rent for September and October due to the hurricane.  Borrower stated the tenants were evacuated and not currently residing in the property.  Servicer advised of a repayment plan, borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304388	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called in to make a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304389	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2016	Contact attempts - however unable to contact borrower	borrower set up payment plan	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  borrower set up payment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304391	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Inbound return call to collect payment. Borrower could not commit to making payment at that time.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	11/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Inbound return call to collect payment.  Borrower could not commit to making payment at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304392	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304395	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower inquired about payments because they are not posting. He wants this resolved because he received Foreclosure package in mail and he will not lose his house. Agent set up payment for 3 months to reinstate, but borrower did not pay late fees as per comments.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	6/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower inquired about payments because they are not posting.  He wants this resolved because he received Foreclosure package in mail and he will not lose his house.  Agent set up payment for 3 months to reinstate, but borrower did not pay late fees as per comments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: As per comments Borrower was in Bankruptcy until July 2015. Borrower was under bankruptcy protection and not receiving statements from Servicer. 1/XX/18 This was causing difficulties to Borrower. Agent did advise Borrower could view online.	As per comments Borrower was in Bankruptcy until July 2015. Borrower was under bankruptcy protection and not receiving statements from Servicer. 1/XX/18 This was causing difficulties to Borrower. Agent did advise Borrower could view online.
204304417	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304423	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Discussed payment due and borrowers reason for delinquency. Borrower is a contractor and gets paid when job completed. Made post payment arrangement. Actual contact with borrower happens about once a month despite multiple attempts.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Discussed payment due and borrowers reason for delinquency. Borrower is a contractor and gets paid when job completed. Made post payment arrangement. Actual contact with borrower happens about once a month despite multiple attempts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304426	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Not attempting to contact the borrower	TT: CUST2 OB MM GIVEN DEMO VRFY: VERIFIED INFORMATION OCCUPANCY: OWNER OCCUPIED RFC: COLLECTION CALL RFD: NOT APPLICABLE BORR IS MAILING PMT FOR NOVEMBER 2017 ON 11/XX/17** DIALED: XXX - USER: XXX 11/XX/2017 2:54PM (PT)	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  TT: CUST2  OB MM GIVEN  DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: COLLECTION CALL RFD: NOT              APPLICABLE BORR IS MAILING PMT FOR  NOVEMBER 2017 ON 11/XX/17** DIALED:                 XXX- USER: XXX 11/XX/2017            2:54PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304436	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Agent advised borrower of total amount due in the amount of $1718.09 with next payment being due 5/XX/2018 in the amount of $1851.51. Borrower called in because she was trying to make payment online but there was a block. Agent advised borrower that they will submit email to have to block removed. Borrower 2 is currently unemployed and payment in the amount of $1851.51 will be made online on 5/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent advised borrower of total amount due in the amount of $1718.09 with next payment being due 5/XX/2018 in the amount of $1851.51. Borrower called in because she was trying to make payment online but there was a block. Agent advised borrower that they will submit email to have to block removed. Borrower 2 is currently unemployed and payment in the amount of $1851.51 will be made online on 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304438	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304441	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	2/XX/2018	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304444	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	60	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304448	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304450	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower states that payments will need to be setup for the 3rd Wednesday of the month states that is the date of SSI check, borrower under forbarence plane	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	Yes	1	Current	Informal (Verbal)	12/XX/2017	6/XX/2018	$779.97	6/XX/2018	The borrower reported damage to the garage, windows and AC on 11/XX/2017 due to XXX. The borrower stated would not be filing a claim and will repair out of pocket. There is no confirmation the repairs were completed.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower states that payments will need to be setup for the 3rd Wednesday of the month states that is the date of SSI check, borrower under forbarence plane  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage to the garage, windows and AC on 11/XX/2017 due to XXX.  The borrower stated would not be filing a claim and will repair out of pocket.  There is no confirmation the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.

Comment on 07/XX/2018 states that the disaster forbearance is complete, and that the loan was returned to normal servicing.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.

Comment on 07/XX/2018 states that the disaster forbearance is complete, and that the loan was returned to normal servicing.
204304454	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	Last contact with borrower was on 01/XX/2018 and the borrower was inquiring about tax form. The borrower didn't want to go online to retrieve, borrower wanted it mailed. agent processed it.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last contact with borrower was on 01/XX/2018 and the borrower was inquiring about tax form. The borrower didn't want to go online to retrieve, borrower wanted it mailed. agent processed it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304456	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	The borrower stated he got a discharge notice from the trustee.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower stated he got a discharge notice from the trustee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304459	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	CUSTOMER STATED WE HAVE AUTHORIZATION TO SPEAK AND HIS BANKRUPTCY IS COMING TO AN END.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  CUSTOMER STATED WE HAVE AUTHORIZATION  TO SPEAK AND HIS BANKRUPTCY IS   COMING TO AN END.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304464	XXX	MI Active	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	Yes	No	No	A Notice of Payment Change was filed with the court on 03/XX/2018.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2015.  A Notice of Payment Change was filed with the court on 03/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304471	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower received letter, concerns are being reviewed	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower received letter, concerns are being reviewed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304472	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	The borrower discussed payment options and made a payment.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2017	No	Retention	Yes	1	Dismissed	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower discussed payment options and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2015.  The proof of claim was filed 03/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loss mitigation and bankruptcy comments provided	Loss mitigation and bankruptcy comments provided
204304474	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	11/XX/2016	Not attempting to contact the borrower	Borrower received NOI letter and wanted to know how to avoid that. Borrower made payment to bring loan current, but was not eligible for repayment plan.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	11/XX/2016	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower received NOI letter and wanted to know how to avoid that. Borrower made payment to bring loan current, but was not eligible for repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304475	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower was contacted on 04/XX/2018 in regards to the past due amount. The borrower requested to have a new repayment plan setup on their account.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	Current	Informal (Verbal)	4/XX/2018	7/XX/2018	$3,628.66	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was contacted on 04/XX/2018 in regards to the past due amount. The borrower requested to have a new repayment plan setup on their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304481	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated he can reschedule payment that was returned NSF.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2017	Yes	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower stated he can reschedule payment that was returned NSF.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Harvey noted on 08/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to Hurricane Harvey noted on 08/XX/2017. No damage was reported.
204304484	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower wanted to know why the payments changed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	2/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower wanted to know why the payments changed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  CBR DISPUTE E-OSCAR, Servicer responded to all Credit Bureaus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304490	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	4/XX/2018	UTD	UTD	Yes	Yes	6/XX/2017	Ongoing dialogue with borrower	Loan documents sent to the borrower for completion of modification but were never received therefore the servicer resent the documents to the borrower to be returned and recorded.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Loan documents sent to the borrower for completion of modification but were never received therefore the servicer resent the documents to the borrower to be returned and recorded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304492	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Servicer advised of the total amount due in the amount of $927.74 due for May. Borrower set up a payment for 05/15 in the amount of $927.74. Servicer advised the borrower of payment options.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Servicer advised of the total amount due in the amount of $927.74 due for May.  Borrower set up a payment for 05/15 in the amount of $927.74.  Servicer advised the borrower of payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304496	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	Discussed new payment amount due to modification and corrected mailing address.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Discussed new payment amount due to modification and corrected mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304502	XXX	Delinquent	8/XX/2018	8/XX/2018	Marital Difficulties	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Ongoing dialogue with borrower	Discussed financial hardship. Marital separation.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Discussed financial hardship. Marital separation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 4/XX/2016 - comment disaster note with no comments of damage to home.	4/XX/2016 - comment disaster note with no comments of damage to home.
204304504	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Notes indicate that Non-Authorized party-daughter called to advise borrower is in the hospital & does not have their social security number but wants to make the payment. Agent advised the proper verification was needed which includes the social security number, address and payment amount.. Daughter advised they would either mail the payment or callback to make the payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Notes indicate that Non-Authorized party-daughter called to advise borrower is in the hospital & does not have their social security number but wants to make the payment. Agent advised the proper verification was needed which includes the social security number, address and payment amount.. Daughter advised they would either mail the payment or callback to make the payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304505	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower contacted on 01242018 regarding payment	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower contacted on 01242018 regarding payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304507	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower called to set up 2 payments and ask if we could not report them late, also said had issues with the air conditioning and wanted to know about payment increase. Servicer advised on increase in escrows	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to set up 2 payments and ask if we could not report them late, also said had issues with the air conditioning and wanted to know about payment increase.  Servicer advised on increase in escrows
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304509	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Not attempting to contact the borrower	Attempts to contact borrower are unsuccessful however payments do continue.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Attempts to contact borrower are unsuccessful however payments do continue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304510	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	8/XX/2018	UTD	UTD	Yes	Yes	9/XX/2016	Contact attempts - however unable to contact borrower	09/XX/2016 - Outbound collection call. Discussed account status and payments.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  09/XX/2016 - Outbound collection call.  Discussed account status and payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304515	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Incomplete	9/XX/2015	12/XX/2015	9/XX/2017	Contact attempts - however unable to contact borrower	The borrower made a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	2/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304518	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Other	60	1	6/XX/2018	UTD	UTD	Incomplete	9/XX/2015	12/XX/2015	Incomplete	9/XX/2015	12/XX/2015	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304521	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Incomplete	9/XX/2015	12/XX/2015	3/XX/2018	Ongoing dialogue with borrower	The servicer informed the borrower on 03/XX/2018 that the total amount due is $7,781.62.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer informed the borrower on 03/XX/2018 that the total amount due is $7,781.62.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304523	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called in to inquiry about their current interest rate and refinancing	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to inquiry about their current interest rate and refinancing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304525	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Not attempting to contact the borrower	TT: CUST1 DEMO VRFY: NOT APPLICABLE OCCUPANCY: OWNER OCCUPIED RFC: PAYMENT INQUIRY RFD: CURTAILMENT OF INCOME ADVISED TAD. VERIFIED USE OF HISTORICAL BANKING INFORMATION. ADVISED GRACE PERIOD, DUE DATE, CONSEQUENCES, EXPECTATIONS AND NEXT STEPS. NO FURTHER QUESTIONS, ADDRESSED CONCERNS, RECAPPED CALL. SPOKE TO BORROWER 1- RFC; TO MAKE PAYMENT ARRANGEMENT ON THE ACCT. HE ADV HE WOULDNT BE ABLE TO PAY UNTIL END OF DEC. RFD: SWITCHED JOBS, AS A CONCRETE MIXER, IN SEPT, WHICH AT THE TIME, OFFERED MORE PAY PER HOUR. HOWEVER THE JOB DEPENDS OF THE TIME OF THE YEAR, IS MORE SEASONAL THAN ANYTHING, SO HIS INCOME TOOK A DIP, DURING THIS TIME, WHERE ITS COLD AND NOT MUCH WORK IS BEING PRODUCED RIGHT NOW. ITS BETTER HOURLY PAY BUT STILL INCONSISTENT WORK, DURING CERTAIN TIMES OF THE YEAR. I ADV OF HOMEOWNER PROGRAMS IN HOUSE TO ASSIST WITH TEMP AND PERMANENT HARDSHIPS. BORROWER ADV HE DID TRY TO DO THE HARP PROGRAM BUT HE WAS NOT APPROVED FOR REFINANCE. HE ASKED IF I COULD WAIVE THE FEE DOWN TO $5 FOR POST DATING HIS PAYMENT FOR 12/XX/16 BC HE WASNT ABLET O GET IN ONLINE.- I CHECKED WITH TL NYREE LOWERY, SHE DID NOT AGREE TO WAIVE THE SPAY FEE IN THIS INSTANCE. I WALKED BORROWER THROUGH LOGGING IN ONLINE TO MAKE PAYMENT, AND HE WAS SUCCESSFUL WITH LOGGING IN, HOWEVER HE STILL OPTED FOR ME TO PROCESS THE SPAY FOR HIM WITH THE UNDERSTOOD $10 FEE, BC WE HAD DISCUSSED HIS SITUTATION IN FULL. ALSO I ASSISTED WITH FOLLOWING UP ON THE LC WAIVER CAMPAIGN THAT WAS NOT FULFILLED, ALTHO HE DID FOLLOW THRU WITH HIS END AND ON THE REQUIRED DATE OF 02/XX/16 HE MADE PAYMENT OF $479.11- MY TL NYREE LOWERY ADV SHE WOULD HANDLE THE LC WAIVER SINCE HE FULFILLED HIS END OF THE AGREEMENT. I ADV BORROWER OF THIS. B1 GAVE PERMISSION TO USE HISTORICAL BANKING INFORMATION AND CONFIRMED LAST 4 OF ACCT# AND NAME OF BANK. B1 S AUTH SIGNEE ON ACCT, VERIFIED NAME AS IT APPEARS. ADV PAYMENT EXPECTATIONS, CONSEQUENCES AND NEXT STEPS. . INF CUST OF CONF#. RECAPPED CONVERSATION; NO FURTHER QUESTIONS OR CONCERNS- RFC SATISFIED. **PROCESSED SPAY1: $1728.57 DATE: 12/XX/2016 CONF#: XXX FEE: $10 LEFT AT $10 - USER: XXX 12/XX/2016 8:37AM (PT)	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  TT: CUST1 DEMO VRFY: NOT APPLICABLE  OCCUPANCY: OWNER OCCUPIED RFC: PAYMENT             INQUIRY RFD: CURTAILMENT OF INCOME ADVISED          TAD. VERIFIED USE OF HISTORICAL BANKING  INFORMATION. ADVISED GRACE PERIOD, DUE             DATE, CONSEQUENCES, EXPECTATIONS AND NEXT           STEPS. NO FURTHER QUESTIONS, ADDRESSED  CONCERNS, RECAPPED CALL. SPOKE TO BORROWER         1- RFC; TO MAKE PAYMENT ARRANGEMENT ON THE          ACCT. HE ADV HE WOULDNT BE ABLE TO PAY  UNTIL END OF DEC.  RFD: SWITCHED JOBS, AS          A CONCRETE MIXER, IN SEPT, WHICH AT THE             TIME, OFFERED MORE PAY PER HOUR. HOWEVER  THE JOB DEPENDS OF THE TIME OF THE YEAR,           IS MORE SEASONAL THAN ANYTHING, SO HIS              INCOME TOOK A DIP, DURING THIS TIME, WHERE  ITS COLD AND NOT MUCH WORK IS BEING                PRODUCED RIGHT NOW. ITS BETTER HOURLY PAY           BUT STILL INCONSISTENT WORK, DURING  CERTAIN TIMES OF THE YEAR. I ADV OF                HOMEOWNER PROGRAMS IN HOUSE TO ASSIST WITH          TEMP AND PERMANENT HARDSHIPS. BORROWER ADV  HE DID TRY TO DO THE HARP PROGRAM BUT HE           WAS NOT APPROVED FOR REFINANCE. HE ASKED            IF I COULD WAIVE THE FEE DOWN TO $5 FOR  POST DATING HIS PAYMENT FOR 12/XX/16 BC HE         WASNT ABLET O GET IN ONLINE.- I CHECKED             WITH TL NYREE LOWERY, SHE DID NOT AGREE TO   WAIVE THE SPAY FEE IN THIS INSTANCE. I             WALKED BORROWER THROUGH LOGGING IN ONLINE           TO MAKE PAYMENT, AND HE WAS SUCCESSFUL   WITH LOGGING IN, HOWEVER HE STILL OPTED            FOR ME TO PROCESS THE SPAY FOR HIM WITH             THE UNDERSTOOD $10 FEE, BC WE HAD   DISCUSSED HIS SITUTATION IN FULL. ALSO I           ASSISTED WITH FOLLOWING UP ON THE LC                WAIVER CAMPAIGN THAT WAS NOT FULFILLED,   ALTHO HE DID FOLLOW THRU WITH HIS END AND          ON THE REQUIRED DATE OF 02/XX/16 HE MADE            PAYMENT OF $479.11- MY TL NYREE LOWERY ADV   SHE WOULD HANDLE THE LC WAIVER SINCE HE            FULFILLED HIS END OF THE AGREEMENT. I ADV           BORROWER OF THIS. B1 GAVE PERMISSION TO   USE HISTORICAL BANKING INFORMATION AND             CONFIRMED LAST 4 OF ACCT# AND NAME OF               BANK. B1 S AUTH SIGNEE ON ACCT, VERIFIED   NAME AS IT APPEARS. ADV PAYMENT                    EXPECTATIONS, CONSEQUENCES AND NEXT STEPS.          . INF CUST OF CONF#. RECAPPED   CONVERSATION;  NO FURTHER QUESTIONS OR             CONCERNS- RFC SATISFIED. **PROCESSED                SPAY1: $1728.57 DATE: 12/XX/2016 CONF#:   13849451 FEE: $10 LEFT AT $10 - USER:              YBAINES 12/XX/2016 8:37AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304527	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower inquiring about payments applied. Requested payment history to review.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower inquiring about payments applied.  Requested payment history to review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304536	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower made a payment inquiry and was told that correspondence is not sent due to bankruptcy code.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment inquiry and was told that correspondence is not sent due to bankruptcy code.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304542	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Not attempting to contact the borrower	Borrower called in about being in FEMA disaster area, was placed on forbearance plan.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in about being in FEMA disaster area, was placed on forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX DR4337 noted on 09/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to XXX DR4337 noted on 09/XX/2017. No damage was reported.
204304543	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	Borrower called to check on Mod status	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to check on Mod status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304545	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	The borrower stated that she planned to make a payment on the first Wednesday of the month. However, the borrower declined to set up a speed pay.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower stated that she planned to make a payment on the first Wednesday of the month. However, the borrower declined to set up a speed pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304546	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	06/XX/2018 -- Borrower called to make a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018 -- Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304549	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	CUST ADVISED PAYMENT WAS SENT VIA MAIL. DISCUSSED ESCROW ANALYSIS	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	8/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  CUST ADVISED PAYMENT WAS SENT VIA MAIL. DISCUSSED ESCROW ANALYSIS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304554	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower contact in regards to pass due balance	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower contact in regards to pass due balance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304555	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Most recent contact with borrower was to obtain a payment and make arrangement. Loan is currently performing.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Most recent contact with borrower was to obtain a payment and make arrangement.  Loan is currently performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304559	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	BORROWER DISCUSSED NEGATIVE CREDIT IMPACT	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	3/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  BORROWER DISCUSSED NEGATIVE CREDIT IMPACT
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304561	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Discussed payments due with borrower 2. Borrower will be getting funds from lawsuit. Borrower declined loan workout. Discussed prior bankruptcy. From notes appears borrower had 2 bankruptcies. Entered information for most recent.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Discussed payments due with borrower 2. Borrower will be getting funds from lawsuit. Borrower declined loan workout. Discussed prior bankruptcy. From notes appears borrower had 2 bankruptcies. Entered information for most recent.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute returned
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304566	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	The last contact with the borrower was for a collection call. Borrower states curtailment of income has caused hardship and reason for late pays.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The last contact with the borrower was for a collection call. Borrower states curtailment of income has caused hardship and reason for late pays.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower has had hardship due to unemployed and later slow down at work. Borrower had an 3rd party attorney who called in and discussed a possible liquidation of the property as a Deed in lieu. 09/XX/2016
on 01/XX/2017 The borrower states not interested in a deed in lieu	Borrower has had hardship due to unemployed and later slow down at work. Borrower had an 3rd party attorney who called in and discussed a possible liquidation of the property as a Deed in lieu. 09/XX/2016 on 01/XX/2017 The borrower states not interested in a deed in lieu
204304569	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304571	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower discussed late payments with representative and made payment arrangements.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower discussed late payments with representative and made payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304575	XXX	Delinquent	8/XX/2018	8/XX/2018	Business Failure	30	1	8/XX/2018	Owner Occupied	Average	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	The borrower wanted to bring the account current. The representative advised of the notice of intent expiration date of 10/XX/2017 for $1312.48. The borrower stated will XXX the payment of $1427.00.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower wanted to bring the account current. The representative advised of the notice of intent expiration date of 10/XX/2017 for $1312.48. The borrower stated will XXX the payment of $1427.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments through 08/XX/2018. Review covers 06/XX/2018-08/XX/2018.	Comments through 08/XX/2018. Review covers 06/XX/2018-08/XX/2018.
204304580	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower's call transferred from Property Loss Department, advised Borrower unable to discuss as account represented by an Attorney.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	No	No	No	The commentary dated 12/XX/2015 states the bankruptcy is still active and the borrower remains represented by an attorney on 05/XX/2018. A prior Chapter 7 was discharged.	A claim was reported on 05/XX/2018 for hail damage that occurred on 09/XX/2017. The borrower noted has a check for $11388.05 but the total claim amount is $21449.82. The details of the damage were not provided. The claim is pending the receipt of funds and documentation.	Other Natural Causes	Not Started	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower's call transferred from Property Loss Department, advised Borrower unable to discuss as account represented by an Attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The commentary dated 12/XX/2015 states the bankruptcy is still active and the borrower remains represented by an attorney on 05/XX/2018.  A prior Chapter 7 was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was reported on 05/XX/2018 for hail damage that occurred on 09/XX/2017.  The borrower noted has a check for $11388.05 but the total claim amount is $21449.82.  The details of the damage were not provided.  The claim is pending the receipt of funds and documentation.  The damage repair amount is estimated at $21,449.82.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $21,449.82 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF367953 DAVILA 5/XX/2018 11:43:02 AM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $21,449.82 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF367953 XXX 5/XX/2018 11:43:02 AM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.	Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $21,449.82 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF367953 XXX 5/XX/2018 11:43:02 AM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $21,449.82 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - XXX XXX 5/XX/2018 11:43:02 AM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.
204304583	XXX	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower made a payment inquiry and discussed active bankruptcy.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Performing Under Plan	Chapter 13	Yes	No	No	Active	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment inquiry and discussed active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case numberXXX  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2014.  Active
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy comments are provided. The filing date was not included.	Bankruptcy comments are provided. The filing date was not included.
204304587	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called to see what the August payment was, advised with late fee it is $842.69. Will pay on the internet.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to see what the August payment was, advised with late fee it is $842.69.  Will pay on the internet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304591	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	The Borrower called and wanted a breakdown of payments because they wanted to bring the loan current. They also stated that the reason that he fell behind was that they misapplied payments and then their business was slow, but they should be able to make a payment to at least cover April, May and June. Servicer scheduled a call back for the next day.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The Borrower called and wanted a breakdown of payments because they wanted to bring the loan current.  They also stated that the reason that he fell behind was that they misapplied payments and then their business was slow, but they should be able to make a payment to at least cover April, May and June.  Servicer scheduled a call back for the next day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304596	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: I am unable to determine the current status of the property. There doesn't appear to be any recent contact attempts. There was a bankruptcy filed in 2013 and the status of that is also unknown. Per the cash flow screen, the loan is current through 05/XX/2018.	I am unable to determine the current status of the property. There doesn't appear to be any recent contact attempts. There was a bankruptcy filed in 2013 and the status of that is also unknown. Per the cash flow screen, the loan is current through 05/XX/2018.
204304601	XXX	Delinquent	8/XX/2018	8/XX/2018	Payment Disputes	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	08/XX/2018 The Servicer placed a collection call to the Borrower and reached the answering machine.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  08/XX/2018 The Servicer placed a collection call to the Borrower and reached the answering machine.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower made a verbal payment dispute on 08/XX/2017 stating account should be current. On 08/XX/2017 the servicer research and stated that the modification completed 05/2013 and payment was received 06/XX/2013 in amount of $1033.61 which was applied to principal. the payment received on 07/XX/2013 in amount of $1033.61 went to suspense due to not being full payment amount as borrower ha an escrow change as of 07/XX/2013 to $1249.16 and the loan has been rolling past due since this point.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE AMC's Response: Confirmed no property damage.	09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE AMC's Response: Confirmed no property damage.
204304605	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	The borrower advised he made a payment for $142.78 online and intends to make another payment no later than 2/28. The borrower advised he got behind because his tenant was not making his payment. The borrower was advised the Collection calls may continue until the account is current.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower advised he made a payment for $142.78 online and intends to make another payment  no later than 2/28. The borrower advised he got behind because his tenant was not making his payment. The borrower was advised the Collection calls may continue until the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204304612	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Coborrower called in to discuss status of account and would like to remove the RPP payment. Says her husband will help to bring account current very soon.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Coborrower called in to discuss status of account and would like to remove the RPP payment. Says her husband will help to bring account current very soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304616	XXX	Delinquent	8/XX/2018	9/XX/2018	Business Failure	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2018	Contact attempts - however unable to contact borrower	The borrower made a speed payment.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  The borrower made a speed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304620	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	BRWR2 INDICATED THAT HER HUSBAND HAS BEEN MAKING THESE PAYMENTS	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  BRWR2 INDICATED THAT HER  HUSBAND HAS BEEN MAKING THESE PAYMENTS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304625	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last contact: Collection call where reminding borrower of total amount due and borrower stated that they would remit payment by 6/XX/18	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact: Collection call where reminding borrower of total amount due and borrower stated that they would remit payment by 6/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304630	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	outbound call to borrower to collect past due payment, borrower agrees to make payment online. Borrower requested a confirmation to be sent via email.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  outbound call to borrower to collect past due payment, borrower agrees to make payment online. Borrower requested a confirmation to be sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304663	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Yes	7/XX/2018	Not attempting to contact the borrower	The borrower indicated the payment had been scheduled already and ended the call.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower indicated the payment had been scheduled already and ended the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304664	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Yes	3/XX/2018	Not attempting to contact the borrower	3/XX/2018 Borrower called in to inquire about 2/XX/18 payment because it was not posted in his account. Representative confirmed financial information and posted a payment. Believed to be a "typo" in the system.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  3/XX/2018 Borrower called in to inquire about 2/XX/18 payment because it was not posted in his account.  Representative confirmed financial information and posted a payment.  Believed to be a "typo" in the system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304668	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	6/XX/2016	Incomplete	9/XX/2015	6/XX/2016	7/XX/2017	Not attempting to contact the borrower	08/XX/2018 A Bankruptcy Periodic letter was sent to the Borrower.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	7/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  08/XX/2018 A Bankruptcy Periodic letter was sent to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments indicate that Borrowers were in bankruptcy, but loan has very few comments. Previous Servicer modified the loan.	Comments indicate that Borrowers were in bankruptcy, but loan has very few comments. Previous Servicer modified the loan.
204304672	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower wanted to make 2 payments by utilizing the suspense funds, were told they would get applied automatically once enough is in there.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	3/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower wanted to make 2 payments by utilizing the suspense funds, were told they would get applied automatically once enough is in there.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304679	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2015	Contact attempts - however unable to contact borrower	The borrower contacted the servicer on 07/XX/2015 to authorize a payment in the amount of $691.90.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  The borrower contacted the servicer on 07/XX/2015 to authorize a payment in the amount of $691.90.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304706	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to make payment. Offered spay for June and July but borrower declined.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment. Offered spay for June and July but borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304708	XXX	Performing	8/XX/2018	9/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Not attempting to contact the borrower	Borrower asked not to be called at work and not to be called before the grace period is up.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower asked not to be called at work and not to be called before the grace period is up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304709	XXX	Bankruptcy	8/XX/2018	9/XX/2018	Payment Adjustments	Bankruptcy	1	6/XX/2018	UTD	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower's spouse called in to ask about the amount due on a payment notice that was received. The spouse indicated they were told in December the payments were made through February, but the notice was showing over $2000.00 was due for March. The servicer explained there was a payment reversal that was done to apply funds to an escrow shortage that was misapplied in March. The spouse asked about deferring the payments and was advised to stick with the bankruptcy plan, and to inquire with attorney about possibly incorporating the payments in the plan to catch up.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	Active	Chapter 13	Yes	No	No	per the comments on 5/XX/18, there appears to be an active bankruptcy. The case number was not provided	A claim was filed on 11/XX/2017 for wind/hail damage that occurred on 03/XX/2017. Claim funds were received in the amounts of $9257.05 and $4700.45 on 02/XX/2018. The commentary dated 05/XX/2018 stated is not ready for final inspection as additional damages were noted and is under review by the insurance company.	Wind	In Process	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower's spouse called in to ask about the amount due on a payment notice that was received. The spouse indicated they were told in December the payments were made through February, but the notice was showing over $2000.00 was due for March. The servicer explained there was a payment reversal that was done to apply funds to an escrow shortage that was misapplied in March. The spouse asked about deferring the payments and was advised to stick with the bankruptcy plan, and to inquire with attorney about possibly incorporating the payments in the plan to catch up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2016.  per the comments on 5/XX/18, there appears to be an active bankruptcy. The case number was not provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A claim was filed on 11/XX/2017 for wind/hail damage that occurred on 03/XX/2017.  Claim funds were received in the amounts of $9257.05 and $4700.45 on 02/XX/2018.  The commentary dated 05/XX/2018 stated is not ready for final inspection as additional damages were noted and is under review by the insurance company.  The damage repair amount is estimated at $13,957.50.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The account appears to be in an active Chapter 13 bankruptcy, but not many details are provided about the bankruptcy filing (dates, etc). There was a hazard insurance claim for damage done from winds and hail. It appears that work has been completed and a final inspection of the work needs to be scheduled. Per comments on the comment log, the borrower's spouse indicates there is additional damage to be repaired, but there are not details on what. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2017 LOSS TYPE: WIND W/ HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 1/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $14,000.00 ALT PHONE #1: XXX CHECK ISSUED BY: NATIONWIDE MUT QBEF362429 XXX 11/XX/2017 1:35:46 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2017 LOSS TYPE: WIND W/ HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 1/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $14,000.00 ALT PHONE #1: XXX CHECK ISSUED BY: NATIONWIDE MUT QBEF362429 XXX 11/XX/2017 1:35:46 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.	The account appears to be in an active Chapter 13 bankruptcy, but not many details are provided about the bankruptcy filing (dates, etc). There was a hazard insurance claim for damage done from winds and hail. It appears that work has been completed and a final inspection of the work needs to be scheduled. Per comments on the comment log, the borrower's spouse indicates there is additional damage to be repaired, but there are not details on what. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2017 LOSS TYPE: WIND W/ HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 1/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $14,000.00 ALT PHONE #1:XXX CHECK ISSUED BY: XXXX QBEF362429 XXX 11/XX/2017 1:35:46 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2017 LOSS TYPE: WIND W/ HAIL DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 1/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $14,000.00 ALT PHONE #1: XXX CHECK ISSUED BY: XXX QBEF362429 XXX 11/XX/2017 1:35:46 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.
204304724	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Borrower called in states payment already made and wanted to know principle balance.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in states payment already made and  wanted to know principle balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304730	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Payment inquiry call: borrower calling because they are having issues making payment on online portal	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Payment inquiry call: borrower calling because they are having issues making payment on online portal
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304732	XXX	Performing	8/XX/2018	8/XX/2018	Unable to Contact Borrower	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	6/XX/2016	Contact attempts - however unable to contact borrower	At last contact, the borrower called in and paid $51.22 over the phone. On 5/XX/2016, the borrower called inquiring if the servicer had received the final loan modification agreement back from them.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  At last contact, the borrower called in and paid $51.22 over the phone.  On 5/XX/2016, the borrower called inquiring if the servicer had received the final loan modification agreement back from them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304735	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	01/XX/2018 Borrower called to make a single payment, reason for default: ongoing winter, heating bill and truck repairs. The representative reviewed financials, advised of Loan Modification option and processed a payment in the amount of $907.24.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  01/XX/2018 Borrower called to make a single payment, reason for default: ongoing winter, heating bill and truck repairs. The representative reviewed financials, advised of Loan Modification option and processed a payment in the amount of $907.24.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304740	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Spoke to borrower about the plan amount and payment differential and borrower was transferred to supervisor to get the situation sorted out.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke to borrower about the plan amount and payment differential and borrower was transferred to supervisor to get the situation sorted out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304741	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in about balance on bill being high. Servicer advised of corporate advances. Borrower will send in extra to pay down balance.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in about balance on bill being high. Servicer advised of corporate advances. Borrower will send in extra to pay down balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304742	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower was called to secure additional payments and the borrower declined.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	Yes	No	No	Closed 05/XX/2018.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was called to secure additional payments and the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  Closed 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304746	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Last comment indicates borrower made payment 5/XX/208 $2143.32. Less than 30 days due. Loan preforming as of last comment date. Attempting to contact borrower for June 2018 payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last comment indicates borrower made payment 5/XX/208 $2143.32. Less than 30 days due. Loan preforming as of last comment date. Attempting to contact borrower for June 2018 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304747	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Borrower gave permission to use new banking info to set up the payment. Informed borrower that she will receive confirmation by email.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower gave permission to use new banking info to set up the payment.  Informed borrower that she will receive confirmation by email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304748	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower set up a payment. The borrower and the client discussed ACH.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower set up a payment.  The borrower and the client discussed ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: borrower has completed repayment plan and is now current with payment due of 1080.91 for 8/XX/2018.	borrower has completed repayment plan and is now current with payment due of 1080.91 for 8/XX/2018.
204304749	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Ongoing dialogue with borrower	borrower is current on Modification payments. Do see that borrower did have an attorney but no bankruptcy file.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  borrower is current on Modification payments.  Do see that borrower did have an attorney but no bankruptcy file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: borrower is current on Modification payments. Do see that borrower did have an attorney but no bankruptcy file. Do not see and foreclosure actions taken..	borrower is current on Modification payments. Do see that borrower did have an attorney but no bankruptcy file. Do not see and foreclosure actions taken..
204304756	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304759	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304764	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower stated that they thought the loan was current and made a promise to pay.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated that they thought the loan was current and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304766	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2015	Not attempting to contact the borrower	Borrower stated she received a letter from a third party stating her loan was in foreclosure, however servicer stated her loan is not in foreclosure.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	Chapter 11	Yes	No	No	Prior Chapter 13 bk	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  Borrower stated she received a letter from a third party stating her loan was in foreclosure, however servicer stated her loan is not in foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 11.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 07/XX/2015.  Prior Chapter 13 bk
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304767	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in 2/XX/2018 to process payment and verify payment address.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called in 2/XX/2018 to process payment and verify payment address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304774	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2016	Not attempting to contact the borrower	The borrower called to make a payment by phone but was advised that a payment by phone can not be accepted due tp a returned payment. The borrower was provided the various ways to make a payment.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called to make a payment by phone but was advised that a payment by phone can not be accepted due tp a returned payment. The borrower was provided the various ways to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304780	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Not attempting to contact the borrower	Borrower called in to see what to do with insurance refund check due to borrower changed insurance companies.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	Yes	1	UTD	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in to see what to do with insurance refund check due to borrower changed insurance companies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304794	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	Last conversation with Borrower as per notes, state a call in to update financials to make payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	1/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Last conversation with Borrower as per notes, state a call in to update financials to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower is on repayment plan due to divorce in 2016. It was causing hardship.	Borrower is on repayment plan due to divorce in 2016. It was causing hardship.
204304795	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower called to make a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304799	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower discussed the amount of payment due and when the payment will change.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	UTD	Yes	UTD	Discharge	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower discussed the amount of payment due and when the payment will change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  A motion for relief was filed 03/XX/2016.  Discharge
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy comments provided.	Bankruptcy comments provided.
204304814	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304821	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	RFC-MAKE A PAYMENT IAO 700.00... ADV RPC DUE TO PAYMENT GUIDELINES WE ARE UNABLE TO SCHEDULE PARTIAL PAYMENTS... SCHEDULED 705.00 DATED FOR 06/XX/18	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2015	Yes	Retention	No	Dismissed	UTD	No	No	No	Bankruptcy mentioned 05/XX/2015 and 12/XX/2015. Per the comments 12/XX/2015 BORROWERSTATED THEY ARE NO LONGER BEING REPRESENTED BY BK ATTY. CONF BK TERMED.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  RFC-MAKE A PAYMENT IAO  700.00... ADV RPC DUE TO PAYMENT                   GUIDELINES WE ARE UNABLE TO SCHEDULE                PARTIAL PAYMENTS... SCHEDULED 705.00 DATED  FOR 06/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  Bankruptcy mentioned 05/XX/2015 and 12/XX/2015. Per the comments 12/XX/2015 BORROWERSTATED THEY ARE NO LONGER BEING REPRESENTED BY BK ATTY. CONF BK TERMED.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304824	XXX	Delinquent	8/XX/2018	9/XX/2018	Illness - Mortgagor	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	The borrower called in and made a payment in amount of $810.26 and was provided with the payment confirmation number. The borrower also set up two additional payments in amount of $810.26 each to be drafted on 03/XX/2017 and 04/XX/2017 and was provided with the confirmation numbers. The borrower stated default was due to illness of borrower.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in and made a payment in amount of $810.26 and was provided with the payment confirmation number. The borrower also set up two additional payments in amount of $810.26 each to be drafted on 03/XX/2017 and 04/XX/2017 and was provided with the confirmation numbers. The borrower stated default was due to illness of borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304825	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Outbound call to borrower to inquire on payment due	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2015	No	Retention	Yes	1	Completed	Informal (Verbal)	2/XX/2015	2/XX/2015	$558.48	2/XX/2015	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Outbound call to borrower to inquire on payment due
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304832	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in a payment $1654.83 for 05/XX/2018	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in a payment $1654.83 for 05/XX/2018
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower paying 2 separate payments to be caught up on loan. Disagrees with loan status/payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: No written correspondence received for dispute. No idications of additional dispute items since 2016. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	09/XX/2018 XXX Response: No written correspondence received for dispute. No idications of additional dispute items since 2016. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.
204304833	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	borrower made payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304835	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower inquiry about changing last name.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	6/XX/2018	No	Retention	No	Discharged	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower inquiry about changing last name.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304848	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower stated receives $1100 in pension, spouse going to receive SSI but lives with child for 8 Months. Borrower stated will be working in strawberry feild to be able to pay installment at the end of the month.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated receives $1100 in pension, spouse going to receive SSI but lives with child for 8 Months. Borrower stated will be working in strawberry feild to be able to pay installment at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304849	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	5/XX/18:Borrower called to make payment and wanted to know why payment went up, servicer advised payment increase was due to escrow shortage. Borrower inquired about PMI removal and was advised of process by servicer. 8/XX/18: Advised of TAD of $1415.65 and next due date	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	No	Completed	Formal (Written)	10/XX/2017	5/XX/2018	$0.00	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  5/XX/18:Borrower called to make payment and wanted to know why payment went up, servicer advised payment increase was due to escrow shortage. Borrower inquired about PMI removal and was advised of process by servicer.

8/XX/18: Advised of TAD of $1415.65 and next due date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Property in FEMA disaster area 09/2017; no evidence of damage to home.	Property in FEMA disaster area 09/2017; no evidence of damage to home.
204304850	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called to discuss a claim check that he received in the amount of $33,722.31. The borrower was advised to submit the check and the servicer when then reach out to the insurance company for a revised estimate to cover the estimated damages in the amount of $58,000.00	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Other	5/XX/2018	Yes	Retention	Yes	1	Commentary dated 08/XX/2018 reflects a claim was filed by the borrower for damages that occurred on 07/XX/2018. Funds in the amount of $25,000 was received on 08/XX/2018. Comments on 07/XX/2018 indicated an inspection is needed to confirm at least 90% of the repairs are completed to close the claim. The claim is classified as monitored and there is no evidence that the damages have been repaired.	Water	Not Started	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to discuss a claim check that he received in the amount of $33,722.31. The borrower was advised to submit the check and the servicer when then reach out to the insurance company for a revised estimate to cover the estimated damages in the amount of $58,000.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Commentary dated 08/XX/2018 reflects a claim was filed by the borrower for damages that occurred on 07/XX/2018. Funds in the amount of $25,000 was received on 08/XX/2018. Comments on 07/XX/2018 indicated an inspection is needed to confirm at least 90% of the repairs are completed to close the claim. The claim is classified as monitored and there is no evidence that the damages have been repaired.  The damage repair amount is estimated at $58,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 05/XX/2018 Commentary states property loss notes due to a hurricane however there are no notes about the damages.	05/XX/2018 Commentary states property loss notes due to a hurricane however there are no notes about the damages.
204304851	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower made a promise to pay.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304852	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower requested 7 months of payment history, only able to get 6 online.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Hardest Hit Program	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower requested 7 months of payment history, only able to get 6 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304854	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Contact attempts - however unable to contact borrower	Borrower inquired about modification on 11/XX/2015 and if she could still request. She was advised no as she did not supply proper documentation and therefore denied.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower inquired about modification on 11/XX/2015 and if she could still request. She was advised no as she did not supply proper documentation and  therefore denied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304855	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower set up a payment and discussed paying within the grace period.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower set up a payment and discussed paying within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304859	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The commentary reflects the borrowers last conversation with the servicer as they were inquiring on a modification as borrower one was loosing the disability they counted on for the payment. The servicer supplied the borrower with the documentation; however, no further commentary provided. The comments do indicate on 05/XX/2018 the borrowers were denied the HHF Referral for the K program due to incomplete request for assistance. It appears based on the comments provided the borrower completed a HAMP modificaiton on 12/XX/2011; however, no details were provided.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	No	Discharged	Chapter 7	No	No	No	Per the commentary as of 03/XX/2018 the servicer has explained to the borrower multiple times the loan was must be reaffirmed in order to receive monthly billing statements.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The commentary reflects the borrowers last conversation with the servicer as they were inquiring on a modification as borrower one was loosing the disability they counted on for the payment.  The servicer supplied the borrower with the documentation; however, no further commentary provided.  The comments  do indicate on 05/XX/2018 the borrowers were denied the HHF Referral for the K program due to incomplete request for assistance.  It appears based on the comments provided the borrower completed a HAMP modificaiton on 12/XX/2011; however, no details were provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2012 and there is no evidence of reaffirmation.  Per the commentary as of 03/XX/2018 the servicer has explained to the borrower multiple times the loan was must be reaffirmed in order to receive monthly billing statements.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304860	XXX	Performing	8/XX/2018	8/XX/2018	Payment Disputes	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Missing a payment. Borrower did spay.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Missing a payment. Borrower did spay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304861	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2015	Not attempting to contact the borrower	08/XX/2018 A Bankruptcy Periodic letter was mailed to the borrower.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304868	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower made a payment in amount of $1010.46.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment in amount of $1010.46.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: After review period comment on 06/XX/2018 reflect home is damage from Hurricane no claim has been filed and borrower intends to repair home.	After review period comment on 06/XX/2018 reflect home is damage from Hurricane no claim has been filed and borrower intends to repair home.
204304869	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	Borrower requested payoff amount via online website.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower requested payoff amount via online website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304881	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Non-Owner Occupied	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower called because her payment didn't post. She was informed the payment made was a partial payment.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	7/XX/2017	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called because her payment didn't post. She was informed the payment made was a partial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204304882	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Ongoing dialogue with borrower	Borrower is unemployed. payments are delinquent due to being unemployed. Borrower wants to do a modification. No foreclosure, No bankruptcy.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower is unemployed. payments are delinquent due to being unemployed. Borrower wants to do a modification. No foreclosure, No bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower is unemployed. payments are delinquent due to being unemployed. Borrower wants to do a modification. No foreclosure, No bankruptcy.	Borrower is unemployed. payments are delinquent due to being unemployed. Borrower wants to do a modification. No foreclosure, No bankruptcy.
204304906	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Ongoing dialogue with borrower	Agent advised borrower of total amount due and that there is a remaining balance in the amount of $15.39 from previous late fees. Agent attempted to set up payment for borrower but she declined and stated that she will go online and make payment on 11/XX/2017.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Agent advised borrower of total amount due and that there is a remaining balance in the amount of $15.39 from previous late fees. Agent attempted to set up payment for borrower but she declined and stated that she will go online and make payment on 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304910	XXX	MI Active	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Not attempting to contact the borrower	Borrower contact to request tax information.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	No	No	No	Chapter 13 filed and still active.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower contact to request tax information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Chapter 13 filed and still active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304917	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2016	Incomplete	9/XX/2015	10/XX/2015	7/XX/2018	Ongoing dialogue with borrower	The borrower called to make a payment. The notes indicate that the borrower is in the process of applying for a modification and advised of documents needed.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make a payment. The notes indicate that the borrower is in the process of applying for a modification and advised of documents needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304921	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	30	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	borrower made payment and discussed options	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  borrower made payment and discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304924	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	7/XX/2016	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower was given account details.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was given account details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304928	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	6/XX/2018	Tenant Occupied	UTD	Yes	Yes	8/XX/2016	Contact attempts - however unable to contact borrower	Borrower called to find out how far behind account is. Advised June, July & August due, advised one payment did not go through as invalid account number. Will make June payment today. Mentioned trying to qualify for a repayment plan, but at work could not discuss, will call on the 26th to discuss.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called to find out how far behind account is.  Advised June, July & August due, advised one payment did not go through as invalid account number.  Will make June payment today. Mentioned trying to qualify for a repayment plan, but at work could not discuss, will call on the 26th to discuss.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204304931	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	Business Failure	30	1	6/XX/2018	UTD	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower is working on obtaining general contractor to complete repairs covered by home owners insurance.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower is working on obtaining general contractor to complete repairs covered by home owners insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204304935	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Occupied-UTD	UTD	Incomplete	9/XX/2015	7/XX/2016	Yes	5/XX/2017	Not attempting to contact the borrower	Borrower contact made and payment processed.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower contact made and payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204304937	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called stating that we keep calling her when she advised us not to as she will make the payment by the 15th of each month. I advised her that we called because the payments are due the 1st of every month and we are trying to have her avoid a late fee. The borrower processed an arranged payment for 4/XX/18 in the amount of $730.54	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called stating that we keep calling her when she advised us not to as she will make the payment by the 15th of each month. I advised her that we called because the payments are due the 1st of every month and we are trying to have her avoid a late fee. The borrower processed an arranged payment for 4/XX/18 in the amount of $730.54
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304939	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called in and questioned the late fees on the account. The representative went over all the information. The borrower advised will send the additional money with the August payment.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and questioned the late fees on the account. The representative went over all the information. The borrower advised will send the additional money with the August payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304951	XXX	Delinquent	8/XX/2018	8/XX/2018	Marital Difficulties	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	08/XX/2018 the Servicer placed a collection call to the Borrower and reached the answering machine.	No	Poor	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  08/XX/2018 the Servicer placed a collection call to the Borrower and reached the answering machine.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the payment amount and requested the payment history. The servicer sent the payment history and confirmed the loan was reinstated and current.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304955	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	Borrower called to make a payment, no reason for default given expect borrower paycheck was held up. Per the commentary it appears the borrower had a prior modification completed; however, the details were not listed in the comments provided.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Dismissed	Chapter 13	Yes	Yes	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to make a payment, no reason for default given expect borrower paycheck was held up.  Per the commentary it appears the borrower had a prior modification completed; however, the details were not listed in the comments provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2017.  The proof of claim was filed 10/XX/2015.  A motion for relief was filed 10/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304961	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Ongoing dialogue with borrower	Called borrower for payment was advised will make payment on 01/XX/2017.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Called borrower for payment was advised will make payment on 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304968	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Borrower indicated he lost his rental income and promised to pay the June, 2017 payment by June 30, 2017.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower indicated he lost his rental income and promised to pay the June, 2017 payment by June 30, 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304969	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2016	Not attempting to contact the borrower	Customer wanted to know the total amount due on the account.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Customer wanted to know the total amount due on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304978	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	5/XX/2018	Not attempting to contact the borrower	Comments show borrower called in regarding payment delinquency. The borrower didn't understand why they were such a high payment due. Servicer went over delinquency.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	10/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Comments show borrower called in regarding payment delinquency. The borrower didn't understand why they were such a high payment due. Servicer went over delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304980	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The servicer contacted the borrower for a payment. The borrower scheduled two payments for 04/XX/2018 and 05/XX/2018. The servicer confirmed the borrower was on an active repayment plan and the borrower scheduled the last two payments to completed the plan.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer contacted the borrower for a payment. The borrower scheduled two payments for 04/XX/2018 and 05/XX/2018. The servicer confirmed the borrower was on an active repayment plan and the borrower scheduled the last two payments to completed the plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304983	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Spoke to borrower about total amount due and payment plans. Borrower said income situation will improve in August. Advised borrower steps needed to cancel PMI.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke to borrower about total amount due and payment plans.  Borrower said income situation will improve in August. Advised borrower steps needed to cancel PMI.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304984	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower was advised modification documents still needed to be signed.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was advised modification documents still needed to be signed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304986	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Other	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower called to obtain information on who to contact for a claim for damage. Servicer provided contact info. Borrower would not provide further details on damage.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to obtain information on who to contact for a claim for damage.  Servicer provided contact info.  Borrower would not provide further details on damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204304994	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	Borrower called to see if wire was received.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called to see if wire was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305001	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to make June payment. Borrower is making payments towards disaster forbearance. Borrower wanted to set up additional payment with a different bank account but servicer did not have that bank account info and borrower could not locate it at that time. Will call back to schedule.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make June payment.  Borrower is making payments towards disaster forbearance.  Borrower wanted to set up additional payment with a different bank account but servicer did not have that bank account info and borrower could not locate it at that time.  Will call back to schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX DR4337 noted on 09/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to XXX DR4337 noted on 09/XX/2017. No damage was reported.
204305016	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower wanted to pay separately, servicer advised that was ok, borrower also inquired about refinancing and modification, also self service options and payment history	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower wanted to pay separately, servicer advised that was ok, borrower also inquired about refinancing and modification, also self service options and payment history
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305021	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Not attempting to contact the borrower	Borrower called in to make payment arrangements	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in to make payment arrangements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305022	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Authorized third party called to find out why still showing past due after 7/XX/18 payment made. Advised the 10/2016 payment not made which is what caused the loan t be past due. 3rd party stated will speak with borrower and call back 7/18 to make payment of total amount due including fees.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Authorized third party called to find out why still showing past due after 7/XX/18 payment made.  Advised the 10/2016 payment not made which is what caused the loan t be past due.  3rd party stated will speak with borrower and call back 7/18 to make payment of total amount due including fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305024	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	08/XX/2018 Association Master expiration reminder notice was mailed to the Borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  08/XX/2018 Association Master expiration reminder notice was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305030	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Occupied-UTD	UTD	Incomplete	9/XX/2015	11/XX/2015	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204305031	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	UTD	UTD	Yes	Yes	6/XX/2015	Not attempting to contact the borrower	The borrower called on 06/XX/2018 to discuss the account status and decline the repayment plan offered to them.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2015	Yes	Retention	Yes	1	Active	UTD	No	No	No	The notes on 06/XX/2015 stating the loan was in bankruptcy. There was no mention of the bankruptcy being closed. The comments did not provide the chapter, case number, or filing date.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  The borrower called on 06/XX/2018 to discuss the account status and decline the repayment plan offered to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The notes on 06/XX/2015 stating the loan was in bankruptcy. There was no mention of the bankruptcy being closed. The comments did not provide the chapter, case number, or filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204305035	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305038	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower contacted lender and stated the reason for default was excessive obligation and wanted to make a payment. Borrower also inquired on ACH and it was in the process to be effective 05/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contacted lender and stated the reason for default was excessive obligation and wanted to make a payment. Borrower also inquired on ACH and it was in the process to be effective 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305046	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower advised that the hardship is due to illness of a child and an increase in medical expenses since 08/2017. There was no medical insurance at the time of illness and this has been corrected. The customer advised that the medications will continue to decrease and expects to complete an auto loan in 08/2018. The borrower will have unlimited overtime starting in 05/2018 and intends to work 10-15 hours of overtime weekly between now and 05/2018. A payment for $2,987.66 was scheduled for 05/XX/2018.	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	Yes	1	No	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower advised that the hardship is due to illness of a child and an increase in medical expenses since 08/2017.  There was no medical insurance at the time of illness and this has been corrected.  The customer advised that the medications will continue to decrease and expects to complete an auto loan in 08/2018.  The borrower will have unlimited overtime starting in 05/2018 and intends to work 10-15 hours of overtime weekly between now and 05/2018.  A payment for $2,987.66 was scheduled for 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on 09/XX/2016 as the loan was modified.	Prior foreclosure proceedings were closed on 09/XX/2016 as the loan was modified.
204305059	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The servicer called and spoke with the borrower regarding the May installment and the borrower agreed to set up payment and authorized agent to process payment in amount of $1650.37. The borrower declined future payments and was provided with the payment confirmation number.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called and spoke with the borrower regarding the May installment and the borrower agreed to set up payment and authorized agent to process payment in amount of $1650.37. The borrower declined  future payments and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305060	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Per the comments on 1/XX/18, the borrower was calling in to get assistance with the payments that were due on the loan. The borrower indicated that partial payments weren't allowed, and that online payments were not able to be made. The borrower was informed that the online payments couldn't be made due to prior returned checks. The borrower updated banking information and scheduled payments to be made: $2376.72 for 1/XX/18, and $1543.37 to be made 2/XX/18 and 3/XX/18.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Per the comments on 1/XX/18, the borrower was calling in to get assistance with the payments that were due on the loan. The borrower indicated that partial payments weren't allowed, and that online payments were not able to be made. The borrower was informed that the online payments couldn't be made due to prior returned checks. The borrower updated banking information and scheduled payments to be made: $2376.72 for 1/XX/18, and $1543.37 to be made 2/XX/18 and 3/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments from 2/XX/17 indicate the borrower had to stop working and began caring for a parent. Most recent comments indicate the borrower is still a caregiver for the parent and receives weekly income from the insurance company.	Comments from 2/XX/17 indicate the borrower had to stop working and began caring for a parent. Most recent comments indicate the borrower is still a caregiver for the parent and receives weekly income from the insurance company.
204305062	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower called to verify Loan information.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to verify Loan information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305064	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Vacant	9/XX/2015	UTD	Yes	Yes	5/XX/2016	Contact attempts - however unable to contact borrower	08/XX/2018 A payoff quote letter was mailed.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	Yes	Other Modification	5/XX/2016	No	Non-Retention	No	No	No	XXX	XXX	XXX	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  08/XX/2018 A payoff quote letter was mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
204305067	XXX	Performing	8/XX/2018	8/XX/2018	Payment Disputes	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower inquiry asking if the account has been brought current and if there are any outstanding fee's.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower inquiry asking if the account has been brought current and if there are any outstanding fee's.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute, advised to send dispute request in writing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305071	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in to change a payment scheduled for March 31 to April 15, 2017.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in to change a payment scheduled for March 31 to April 15, 2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305093	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Occupied-UTD	UTD	Incomplete	9/XX/2015	5/XX/2016	Yes	8/XX/2018	Not attempting to contact the borrower	Last contact Borrower called into make a payment. Call received from borrower on 08/XX/2018 was to schedule their payment.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Last contact Borrower called into make a payment. Call received from borrower on 08/XX/2018 was to schedule their payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Debt dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  01/XX/2017 Debt dispute received.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204305094	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Family Member	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2016	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower was told about collection efforts and provided information on the account. Discussed possible programs to help.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was told about collection efforts and provided information on the account. Discussed possible programs to help.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Per the comments borrower 1 had filed bankruptcy (12/XX/16) but no information or attorney information provided.	Per the comments borrower 1 had filed bankruptcy (12/XX/16) but no information or attorney information provided.
204305100	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower contact in regards to past due payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact in regards to past due payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305110	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	9/XX/2017	Not attempting to contact the borrower	Spoke to borrower concerning account, borrower stated had made payment online	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2016	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Spoke to borrower concerning account, borrower stated had made payment online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 07/XX/2014 comment that borrower is unemployed

																																																																																																																																																																																															Hazard claim for $18036.96- work complete	07/XX/2014 comment that borrower is unemployed Hazard claim for $18036.96- work complete
204305131	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The borrower called with questions about insurance cancellation.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called with questions about insurance cancellation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305132	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called to ask about the modification documents needed for modification, agent advised still need quarterly profit and loss statement signed and dated, no longer need 4506T. Borrower asked about loan status, was advised loan is due for 3/XX/18. Borrower advised is opening a new location and is having a short term hardship, advised hardship should be resolved in about 2 months and advised may not need modification and may not send in documents unless needed. Agent advised there is no danger of foreclosure until loan is 3 months delinquent.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to ask about the modification documents needed for modification, agent advised still need quarterly profit and loss statement signed and dated, no longer need 4506T. Borrower asked about loan status, was advised loan is due for 3/XX/18. Borrower advised is opening a new location and is having a short term hardship, advised hardship should be resolved in about 2 months and advised may not need modification and may not send in documents unless needed. Agent advised there is no danger of foreclosure until loan is 3 months delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305133	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	2/XX/2018	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204305134	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	Yes	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305148	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2016	Yes	4/XX/2018	Not attempting to contact the borrower	Borrowers last contact with servicer was on 04/XX/2018 and the borrower was calling in to state that foreclosure couldn't proceed while in active bankruptcy. Borrower also stated that a payment would be made on account soon. Unable to state when.	No	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2016	No	Retention	Yes	1	Active	Chapter 13	Yes	No	No	Bankruptcy is still active.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrowers last contact with servicer was on 04/XX/2018 and the borrower was calling in to state that foreclosure couldn't proceed while in active bankruptcy. Borrower also stated that a payment would be made on account soon. Unable to state when.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2017.  Bankruptcy is still active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305150	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	5/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2016	Yes	5/XX/2018	Ongoing dialogue with borrower	Customer missed 1st mod payment and discussed and committed to repayment plan.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer missed 1st mod payment and discussed and committed to repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305155	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2016	Yes	8/XX/2017	Not attempting to contact the borrower	Borrower called concerning the payments made and the letter received, explained funds are in suspense, which were added to the $784.73. Paid on 8/XX/2017 closed out of the month of July	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called concerning the payments made and the letter received, explained funds are in suspense, which were added to the $784.73. Paid on 8/XX/2017 closed out of the month of July
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305158	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	4/XX/2016	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower stated has payment scheduled for 8/XX/2018, will amend date	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower stated has payment scheduled for 8/XX/2018, will amend date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305163	XXX	Delinquent	8/XX/2018	8/XX/2018	Payment Disputes	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	4/XX/2016	Yes	6/XX/2017	Not attempting to contact the borrower	Commentary states borrower called in regarding payment history and was advised of modification documents are needed due to the status of the account.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Commentary states borrower called in regarding payment history and was advised of modification documents are needed due to the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305164	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Occupied-UTD	UTD	Incomplete	9/XX/2015	10/XX/2016	Incomplete	9/XX/2015	10/XX/2015	1/XX/2017	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	1/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204305175	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Yes	4/XX/2018	Ongoing dialogue with borrower	Spoke with borrower on 04192018 who made a payment inquiry	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	Broken	Informal (Verbal)	11/XX/2017	5/XX/2018	$765.22	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower on 04192018 who made a payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305191	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Yes	2/XX/2018	Not attempting to contact the borrower	The borrower called to make a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305196	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Collection call made to borrower. Set up payments.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2018	No	Retention	No	UTD	Chapter 11	No	No	No	Borrower stated they did not file a Chapter 7 it was a Chapter 11 and a task was created to send this to research and be treated as a discharge until this was corrected.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Collection call made to borrower.  Set up payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2012.  The chapter is Chapter 11.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is not available in the information provided.  Borrower stated they did not file a Chapter 7 it was a Chapter 11 and a task was created to send this to research and be treated as a discharge until this was corrected.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305197	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Family Member	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Yes	9/XX/2017	Not attempting to contact the borrower	The borrower was called to discuss the account. Gave the reason for default as the death of a family member. The borrower promised to make a payment.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower was called to discuss the account. Gave the reason for default as the death of a family member. The borrower promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305200	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	10/XX/2015	5/XX/2018	Ongoing dialogue with borrower	The borrower called in and stated will mail in the payment instead of making payment over the phone.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	No	Current	Formal (Written)	12/XX/2017	6/XX/2017	$721.10	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and stated will mail in the payment instead of making payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305205	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Not attempting to contact the borrower	Borrower contact in regards to modification process.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower contact in regards to  modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305217	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	Borrower once called in to advised us that he sent a payment of $940.00 to our P.O. Box address. I advised the borrower that the payment has not posted to the account. The borrower advised that he will put a stop payment on the check and pay via the intro active voice response system. I warmed transferred the customer to do so.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower once called in to advised us that he sent a payment of $940.00 to our P.O. Box address. I advised the borrower that the payment has not posted to the account. The borrower advised that he will put a stop payment on the check and pay via the intro active voice response system. I warmed transferred the customer to do so.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305218	XXX	Performing	8/XX/2018	8/XX/2018	Payment Adjustments	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Inbound call to make payments, servicer set up speed pays for 08/XX/2017 $1,576.23, 09/XX/2018 $1,520.26 and 10/XX/2018 $1,520.26 and also sent borrower ACH form to submit for future payments.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	No	Completed	Formal (Written)	10/XX/2017	4/XX/2018	$1,018.03	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Inbound call to make payments, servicer set up speed pays for 08/XX/2017 $1,576.23, 09/XX/2018 $1,520.26 and 10/XX/2018 $1,520.26 and also sent borrower ACH form to submit for future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305223	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in a payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305224	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	Authorized agent of Borrower called inquiring about modification. Called dropped, read dead air script.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Authorized agent of Borrower called inquiring about modification. Called dropped, read dead air script.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305227	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Customer made payment. And brought account current customer hadn't realized account was past due.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Chapter 7	no information on bankruptcy other than loan had a reaffirmation completed. need to have more information on the bankruptcy and thee status	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Customer made payment. And brought account current customer hadn't realized account was past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  no information on bankruptcy other than loan had a reaffirmation completed. need to have more information on the bankruptcy and thee status
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: borrower had file bankruptcy, Reaffirmation completed on the mortgage. Borrower made payment of 2332.76.	borrower had file bankruptcy, Reaffirmation completed on the mortgage. Borrower made payment of 2332.76.
204305229	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Not attempting to contact the borrower	The borrower called to confirm payment.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower called to confirm payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: loan is delinquent.	loan is delinquent.
204305233	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	5/XX/2018	Owner Occupied	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower is on a 6 month repayment plan. NOI sent out but no active Foreclosure. Borrower is current on the repayment plan. No bankruptcy filed.	Borrower is on a 6 month repayment plan. NOI sent out but no active Foreclosure. Borrower is current on the repayment plan. No bankruptcy filed.
204305234	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Last contact with borrower was on 11/XX/2017 and it was to set up payment for November.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Last contact with borrower was on 11/XX/2017 and it was to set up payment for November.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305241	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	RFC: PAYMENT INQUIRY. BORROWER SAID HE SENT HIS PAYMENT ON JUNE 12TH VIA PRIORITY MAIL AND WANTS TO KNOW WHY IT DIDN'T POST EARLIER.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2015	No	Retention	Yes	0	Discharged	Chapter 13	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  RFC: PAYMENT INQUIRY. BORROWER SAID HE SENT HIS PAYMENT ON JUNE 12TH VIA PRIORITY MAIL AND WANTS TO KNOW WHY IT DIDN'T POST  EARLIER.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305242	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower returned a call and made a promise to pay.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower returned a call and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305247	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Set up payment to bring current and avoid foreclosure. Advised about auto pay option.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Set up payment to bring current and avoid foreclosure. Advised about auto pay option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305258	XXX	Delinquent	8/XX/2018	9/XX/2018	Death of Family Member	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower was advised of amount due and said payment would be made on Wednesday. Call was then disconnected.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was advised of amount due and said payment would be made on Wednesday.  Call was then disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305260	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to make a payment	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2015	Yes	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2003.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2003 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305262	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	latest RFD was due to illness of mother, however, evidence that several collection calls have been made but, no successful contact made. Delinquent notice 06/XX/18. late notice sent 06/XX/18.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  latest RFD was due to illness of mother, however, evidence that several collection calls have been made but, no successful contact made. Delinquent notice 06/XX/18. late notice sent 06/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305272	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Inbound return call regarding receipt of NOI. Servicer explained that they will continue to receive while RPP is in place.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Inbound return call regarding receipt of NOI.  Servicer explained that they will continue to receive while RPP is in place.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305277	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	9/XX/2016	Incomplete	9/XX/2015	11/XX/2015	6/XX/2018	Not attempting to contact the borrower	Borrower called in states no longer represented by attorney borrower states made payment for $2,350 yesterday and wanted to know if payment cleared.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2017	Yes	Retention	Yes	1	UTD	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in states no longer represented by attorney borrower states made payment for $2,350 yesterday and wanted to know if payment cleared.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was dismissed on 01/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305280	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower was adv of TAD and what caused it to be higher.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	No	Current	Informal (Verbal)	3/XX/2018	7/XX/2018	$1,897.55	7/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was adv of TAD and what caused it to be higher.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305283	XXX	Delinquent	8/XX/2018	8/XX/2018	Casualty Loss	30	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	8/XX/2016	Incomplete	9/XX/2015	8/XX/2016	7/XX/2018	Ongoing dialogue with borrower	Six month repayment plan established. Final payment due 12/XX/18. Payment for $1313 scheduled for 7/XX/18; $1535.59 set for 8/XX/18, and; $1535.59 scheduled for 9/XX/18. Hardship began 6 months ago when the home was flooded.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	No	Completed	Formal (Written)	10/XX/2017	3/XX/2018	$0.00	5/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Six month repayment plan established.  Final payment due 12/XX/18.  Payment for $1313 scheduled for 7/XX/18; $1535.59 set for 8/XX/18, and; $1535.59 scheduled for 9/XX/18.  Hardship began 6 months ago when the home was flooded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Forbearance comments provided.	Forbearance comments provided.
204305285	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	9/XX/2016	Yes	5/XX/2018	Ongoing dialogue with borrower	Went over TAD, pay history, adv has been modified 4xs already will not be able to modify again if gets behind.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Went over TAD, pay history, adv has been modified 4xs already will not be able to modify again if gets behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305292	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	9/XX/2016	Yes	Ongoing dialogue with borrower	Yes	5/XX/2018	Yes	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305306	XXX	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2016	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower was unemployed when contacted on 02/XX/2018, and intention is to keep property. Last contact 04/XX/2018, employment is undetermined, however aware of payment plan in effect.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower was unemployed when contacted on 02/XX/2018, and intention is to keep property.  Last contact 04/XX/2018, employment is undetermined, however aware of payment plan in effect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305313	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2015	Not attempting to contact the borrower	Call was to verify the mailing address.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  Call was to verify the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305319	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	1/XX/2016	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrowers last contact was on 04/XX/2018 and it was an attempt to collect April 2018 payment. The borrower had mailed the check to the wrong mortgage company and was attempting to get funds refunded and once taken care of would be sending in payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrowers last contact was on 04/XX/2018 and it was an attempt to collect April 2018 payment. The borrower had mailed the check to the wrong mortgage company and was attempting to get funds refunded and once taken care of would be sending in payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305327	XXX	Performing	8/XX/2018	8/XX/2018	Payment Adjustments	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower called in inquiring on past due and the agent advised borrower account is past due and is on a repayment plan. The agent sent borrower ACH form. The default reason is noted as payment adjustment.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in inquiring on past due and the agent advised borrower account is past due and is on a repayment plan. The agent sent borrower ACH form. The default reason is noted as payment adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305328	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	Borrower processed a speedpay payment of $823.70 for 12/XX/2017 and 2 payments of $999.34 for 01/XX/2018 and 02/XX/2018. Borrower mentioned curtailment of income for delinquency reason.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower processed a speedpay payment of $823.70 for 12/XX/2017 and 2 payments of $999.34 for 01/XX/2018 and 02/XX/2018. Borrower mentioned curtailment of income for delinquency reason.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305339	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Spoke to borrower concerning past due account, borrower stated they have had several home repairs and daughter has been ill. Borrower accepted a 6 month payment plan of $712.51 to bring the account current, advised would receive the plan in writing by mail. Borrower made a payment of $609.22 and set up 2 future payments of $712.51 5/5 and $712.51 6/05. The borrower called 7/XX/2018 to set up payments; speed payments taken in the amount of $712.51 for 7/XX/2018, 8/XX/2018 and 9/XX/2018.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	Current	Formal (Written)	5/XX/2018	10/XX/2018	$712.51	5/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke to borrower concerning past due account, borrower stated they have had several home repairs and daughter has been ill.  Borrower accepted a 6 month payment plan of $712.51 to bring the account current, advised would receive the plan in writing by mail.  Borrower made a payment of $609.22 and set up 2 future payments of $712.51 5/5 and $712.51 6/05. The borrower called 7/XX/2018 to set up payments; speed payments taken in the amount of  $712.51 for 7/XX/2018, 8/XX/2018 and 9/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305341	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	The borrower requested a streamline modification; borrower reported unexpected expenses the previous month and inability to bring loan current at this time. The agent explained financial documents would need to be submitted in order to complete a modification review. The borrower authorized a payment in the amount of $3733.47.	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower requested a streamline modification; borrower reported unexpected expenses the previous month and inability to bring loan current at this time.  The agent explained financial documents would need to be submitted in order to complete a modification review.  The borrower authorized a payment in the amount of $3733.47.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204305347	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower wants to be in a payment plan. Loan is current. No foreclosure, No Bankruptcy,	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	6/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower wants to be in a payment plan. Loan is current. No foreclosure, No Bankruptcy,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower wants to be in a payment plan. Loan is current. No foreclosure, No Bankruptcy,	Borrower wants to be in a payment plan. Loan is current. No foreclosure, No Bankruptcy,
204305349	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Spoke with borrower, advised borrower of TAD that is due as of today and he wanted to do the RPP and we set up the RPP and set the first three payment, financials was done	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower, advised borrower of TAD that is due as of today and he wanted to do the RPP and we set up the RPP and set the first three payment, financials was done
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305353	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	No attempts to contact borrower. Borrower calls into office. 06/XX/2016 comments state the word discharge and how his lien could be handled however, there is no bankruptcy information to validate the no contact attempts. The borrower called 7/XX/2018 about change in payment amount. Servicer advised the loan has been one month behind since 2016; borrower believed the payment had been misapplied. Servicer gave the borrower the correspondence fax number to dispute the payment information. Servicer also explained the escrow account and the breakdown of the monthly payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  No attempts to contact borrower. Borrower calls into office. 06/XX/2016 comments state the word discharge and how his lien could be handled however, there is no bankruptcy information to validate the no contact attempts. The borrower called 7/XX/2018 about change in payment amount. Servicer advised the loan has been one month behind since 2016; borrower believed the payment had been misapplied. Servicer gave the borrower the correspondence fax number to dispute the payment information. Servicer also explained the escrow account and the breakdown of  the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204305357	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Not attempting to contact the borrower	TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY: VERIFIED INFORMATION OCCUPANCY: OWNER OCCUPIED RFC: PAYMENT INQUIRY BC SCRIPTING READ. BORR IS FOLLOWING-UP IN REGARDS TO HER RPP SET-UP IN DECEMBER. BORR ADV THAT SHE RECIEVED AN NOI EVEN THOUGH SHE HAS THE RPP. ADV NOI IS SENT BY DEFAULT - HOWEVER THE PLAN PROTECTS THE HOME FROM NOI EXPIRATION DATE OF 2/XX/2017. BORR MENTIONED SHE IS BEHIND DUE TO ILLNESS OF HER FATHER WHICH IS ONGONIG. CONFIRMED RPP PAYMENT IAO $1259.50 FOR JAN, FEBUARY AND MARCH. ADV NO FUTURE DATED PAYMENTS - AND THAT THESE WERE SCHEDULED FOR THE 30TH OF EACH CORRESPONDING MONTH. BORR ADV THAT SHE WILL MAKE THIS PAYMENT LATER TODAY - OR AT LEAST BY THE 30TH. ADRESSED CALL. RECAP. - USER: XXX 01/XX/2017 10:58AM (PT)	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: PAYMENT INQUIRY BC SCRIPTING          READ. BORR IS FOLLOWING-UP IN REGARDS TO  HER RPP SET-UP IN DECEMBER. BORR ADV THAT          SHE RECIEVED AN NOI EVEN THOUGH SHE HAS             THE RPP. ADV NOI IS SENT BY DEFAULT -  HOWEVER THE PLAN PROTECTS THE HOME FROM            NOI EXPIRATION DATE OF 2/XX/2017. BORR              MENTIONED SHE IS BEHIND DUE TO ILLNESS OF  HER FATHER WHICH IS ONGONIG. CONFIRMED RPP         PAYMENT IAO $1259.50 FOR JAN, FEBUARY AND           MARCH. ADV NO FUTURE DATED PAYMENTS - AND  THAT THESE WERE SCHEDULED FOR THE 30TH OF          EACH CORRESPONDING MONTH. BORR ADV THAT             SHE WILL MAKE THIS PAYMENT LATER TODAY -  OR AT LEAST BY THE 30TH. ADRESSED CALL.            RECAP. - USER: XXX 01/XX/2017 10:58AM          (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305361	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower advised of curtailment of income, asked for late fees to be waived but refused to set up payment or provide financials	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower advised of curtailment of income, asked for late fees to be waived but refused to set up payment or provide financials
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204305363	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	Borrower called in to make payment in the amount of $3071.82 and agent was able to create repayment plan for 6 months in the amount of $1836.82. Agent advised borrower to make payments as close as he can to the 1st so that the repayment plan would not break. Agent was able to secure payment in the amount of $3071.36 to be processed on 12/XX/17 as well as the following 2 additional payments: $1836.82 to be processed on 1/XX/2018 $1836.82 to be processed on 2/XX/2018	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	No	Current	Formal (Written)	1/XX/2018	6/XX/2018	$1,836.82	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called in to make payment in the amount of $3071.82 and agent was able to create repayment plan for 6 months in the amount of $1836.82. Agent advised borrower to make payments as close as he can to the 1st so that the repayment plan would not break. Agent was able to secure payment in the amount of $3071.36 to be processed on 12/XX/17 as well as the following 2 additional payments:
$1836.82 to be processed on 1/XX/2018
$1836.82 to be processed on 2/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305366	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	UTD	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	6/XX/2018	Ongoing dialogue with borrower	Spoke with the borrower, advised what Bankruptcy periodic is. Advised the first Bankruptcy notice took into account all activity on the loan from start of Bankruptcy to present day. Advised each monthly Bankruptcy notice will now be normalized and not show as much.	No	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	UTD	No	No	No	Memos referenced Bankruptcy on account, but no information in file.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with the borrower, advised what Bankruptcy periodic is. Advised the first Bankruptcy notice took into account all activity on the loan from start of Bankruptcy to present day. Advised each monthly Bankruptcy notice will now be normalized and not show as much.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Memos referenced Bankruptcy on account, but no information in file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204305367	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	3/XX/2018	Contact attempts - however unable to contact borrower	5/XX/2018 - Workflow Review Declined E Modification Due To Borrower Intent; Separate Disaster Interview Taken Place After Trial Approval Stated Intent To Bring Loan Current; Loan Is Now Current And Borrower Has Resumed Making Regular Installment Payments.

5/XX/2018 - Hazard Claims Unable To Contact Borrower ***Property Loss Notes*** Called:Borrower @ XXX Left Voice Mail Explaning Missing Docs Next Step: Pending Claim Check And Adj Rpt To Confirm Loss Amount

3/XX/2018 - Spoke With Borrower Ssn1: Verified Ssn Demo Verify: 30 Day Rule Occupancy: 30 Day Rule - Reason For Call- : Tax Form Inquiry -Reason For Default: Not Applicable Established Rpc Advised - Reason For Call- He Has Not Received His 1098 Advised It Can Be Retrieved At XXX In Taxes And Insurance Tab Borrower Stated He Is Not Registered Advised Request Has Been Submitted To Have 1098 Tax Form Mailed Out Ref Spay Set For Total Amount Due - At $879.12 As Advised Of Calls And Notices Recapped.

2/XX/2018 - Spole With Borrower Ssn1: Verified Ssn Demo Verify: Verified Information Occupancy: Owner Occupied - Reason For Call- : Payment Inquiry -Reason For Default: Casualty Loss Advised Total Amount Due - Of $1686.84 Advised Grace Period 15 Advised Grace Period, Due Date, Consequences, Expectations And Next Steps. No Further Questions, Addressed Concerns, Recapped Call. Borrower Stated That He Was Calling In Reference To Payments That Borrower Stated That He Wanted To Sched On The Account. Advised Borrower Of Forbearance Guidelines. Advised Borrower Of Current Forbearance: 11/XX/17-4/XX/18. Borrower Confirmed Casualty Loss For -Reason For Default. Advised Borrower Of Self Service Options. Advised Borrower Of Ach And Benefits. Advised Borrower Of Total Amount Due - , Lt Fees And Neg Cred Rep. Advised Borrower Of Www.XXX. Borrower Stated That He Would Like To Make A Payment In The Amount Of $1400.00 ($700.00 From Seperate Accounts). Advised Borrower That XXX No Longer Accepts Credit Or Debit Card Payments. Advised Borrower Of Amount Left No Later Than 4/XX/18. Advised Borrower Of Servicers Next Steps. Advised Borrower Of Tparty Payments On Behalf Of Account. Advised Borrower Of Remaining Balance To Complete Forbearance Agreement. Borrower Gave Permission And Ver Banking Info To Sched Payment. Advised Borrower Of Other Options. Advised Borrower Of Www.XXX. Recapped **Nsn: Borrower Intentions Are To Make Payments Online After Forbearance Period Has Ended And Loan Has Been Brought Current** **Nsn: Advised Borrower Of Next Steps After Forbearance Period Has Expired** **Nsn: Borrower Stated That Third party May Call In To Make A Payment Towards The Loan** *Processed Spay1: $700 2/XX/2018 Conf#: 16188035 Fee: $0 No Fee State	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	Completed	Informal (Verbal)	11/XX/2017	4/XX/2018	$700.00	11/XX/2017	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  5/XX/2018 - Workflow Review Declined E Modification Due To Borrower Intent; Separate Disaster Interview Taken Place After Trial Approval Stated Intent To Bring Loan Current; Loan Is Now Current And Borrower Has Resumed Making Regular Installment Payments.

5/XX/2018 - Hazard Claims Unable To Contact Borrower ***Property Loss Notes*** Called:Borrower @ 5613517784 Left Voice Mail Explaning Missing Docs Next Step: Pending Claim Check And Adj Rpt To Confirm Loss Amount

3/XX/2018 - Spoke With Borrower Ssn1: Verified Ssn Demo Verify: 30 Day Rule Occupancy: 30 Day Rule - Reason For Call- : Tax Form Inquiry -Reason For Default: Not Applicable Established Rpc Advised - Reason For Call- He Has Not Received His 1098 Advised It Can Be Retrieved At XXX In Taxes And Insurance Tab Borrower Stated He Is Not Registered Advised Request Has Been Submitted To Have 1098 Tax Form Mailed Out Ref Spay Set For Total Amount Due - At $879.12 As Advised Of Calls And Notices Recapped.

2/XX/2018 - Spole With Borrower Ssn1: Verified Ssn Demo Verify: Verified Information Occupancy: Owner Occupied - Reason For Call- : Payment Inquiry -Reason For Default: Casualty Loss Advised Total Amount Due - Of $1686.84 Advised Grace Period 15 Advised Grace Period, Due Date, Consequences, Expectations And Next Steps. No Further Questions, Addressed Concerns, Recapped Call. Borrower Stated That He Was Calling In Reference To Payments That Borrower Stated That He Wanted To Sched On The Account. Advised Borrower Of Forbearance Guidelines. Advised Borrower Of Current Forbearance: 11/XX/17-4/XX/18. Borrower Confirmed Casualty Loss For -Reason For Default. Advised Borrower Of Self Service Options. Advised Borrower Of Ach And Benefits. Advised Borrower Of Total Amount Due - , Lt Fees And Neg Cred Rep. Advised Borrower Of Www.XXX. Borrower Stated That He Would Like To Make A Payment In The Amount Of $1400.00 ($700.00 From Seperate Accounts). Advised Borrower That XXX No Longer Accepts Credit Or Debit Card Payments. Advised Borrower Of Amount Left No Later Than 4/XX/18. Advised Borrower Of Servicers Next Steps. Advised Borrower Of Tparty Payments On Behalf Of Account. Advised Borrower Of Remaining Balance To Complete Forbearance Agreement. Borrower Gave Permission And Ver Banking Info To Sched Payment. Advised Borrower Of Other Options. Advised Borrower Of Www.XXX. Recapped **Nsn: Borrower Intentions Are To Make Payments Online After Forbearance Period Has Ended And Loan Has Been Brought Current** **Nsn: Advised Borrower Of Next Steps After Forbearance Period Has Expired** **Nsn: Borrower Stated That Third party May Call In To Make A Payment Towards The Loan** *Processed Spay1: $700 2/XX/2018 Conf#: 16188035 Fee: $0 No Fee State
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305368	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	11/XX/2016	Contact attempts - however unable to contact borrower	BORROWER STATED THAT SHE HAS SENT HER PAYMENT IN FROM HER BANK AND IT HAS ALREADY BEEN TAKEN OUT OF HER ACCOUNT BUT SHE DOES NOT KNOW WHEN SHE SCHEDULED IT. ADVISED BORROWER WE HAVE RECEIVED FUNDS TODAY.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  BORROWER STATED THAT SHE HAS SENT HER PAYMENT IN FROM HER BANK AND IT HAS ALREADY BEEN TAKEN OUT OF HER ACCOUNT BUT SHE DOES NOT KNOW WHEN SHE SCHEDULED IT.  ADVISED BORROWER WE HAVE RECEIVED FUNDS TODAY.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305380	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in to verify May payments was received, advised we have not received it, borrower will contact their bank	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in to verify May payments was received, advised we have not received it, borrower will contact their bank
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305382	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	Borrower called to make payment,No options discussed	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to make payment,No options discussed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305384	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Borrower was contacted and advised will make payment by the end of the month, disconnected call.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower was contacted and advised will make payment by the end of the month, disconnected call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305385	XXX	MI Active	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	1/XX/2018 - verified attorney information.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/XX/2019.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  1/XX/2018 - verified attorney information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 12/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 6/XX/2014 - comment pending for original allonge on title. No later comments if resolved.

																																																																																																																																																																																															Bankruptcy filing date unknown	6/XX/2014 - comment pending for original allonge on title. No later comments if resolved. Bankruptcy filing date unknown
204305391	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last comment indicates borrower requested payoff 5/XX/2018. Mortgage 30 days past at time of last comment. No RFD in comments.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Deed In Lieu	2/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last comment indicates borrower requested payoff 5/XX/2018. Mortgage 30 days past at time of last comment. No RFD in comments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305397	XXX	Performing	8/XX/2018	7/XX/2018	Other	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Borrower contact in regards to pass due balance due.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower contact in regards to pass due balance due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305410	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Discussed financial hardship due to illness. Borrower received loan modification documents. Borrower in process of loan modification approval. No comments if borrower is approved.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	3/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Discussed financial hardship due to illness. Borrower received loan modification documents.

Borrower in process of loan modification approval. No comments if borrower is approved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305415	XXX	Performing	8/XX/2018	9/XX/2018	Payment Adjustments	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	BORROWER GAVE ONE-TIME AUTHORIZATION TO SPEAK WITH 3RD PARTY, XXX HIS BANKER ON THE PHONE. BORROWER HAS A NOTICE OF INTENT FROM JAN 2018 AND WANTS TO KNOW WHY STATING THAT HE MAKES PAYMENTS EACH MONTH.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  BORROWER  GAVE  ONE-TIME AUTHORIZATION TO SPEAK WITH 3RD PARTY, XXX HIS BANKER ON THE PHONE. BORROWER HAS A NOTICE OF INTENT FROM JAN 2018 AND  WANTS TO KNOW WHY STATING THAT HE MAKES PAYMENTS EACH MONTH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305424	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Ongoing dialogue with borrower	Borrower called to advise he is disputing a payment and the payment was applied to his escrow.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called to advise he is disputing a payment and the payment was applied to his escrow.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Notes indicate that borrower called to advise he is disputing a payment that was made over 2 1/2 years ago and never received any documents back in regards in issue. Evidently there was a letter that was sent to borrower and agent advised they could send it out again. The payment that was sent over 2/XX/2 years ago was applied to escrow instead of principal and interest. Borrower escalated to a supervisor. Borrower was threatening to seek legal council.Escalated response sent to borrower. evidently the payment funds were applied only to the escrow account. Supervisor advised as a result the servicer waived all late fees & property perservation fees since the service transfer to XXX. Borrower was advised of the total of a escrow refund they receied on 12/XX/2015. Was advised that the borrower would need his written, signed request to proceed with payment reversals and reapplication going back to 1/XX/2015
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305425	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Tenant Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called in and made a payment over the phone. The borrower declined to set up future payments.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in and made a payment over the phone.  The borrower declined to set up future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204305428	XXX	Performing	8/XX/2018	9/XX/2018	N/A	0	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to find out about the loan and third party authorization for an attorney. A fax number was provided.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to find out about the loan and third party authorization for an attorney. A fax number was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204305430	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Last contact Servicer discussed with Borrower the need to obtain financials to consider for Repayment Plan. Borrower declined to go over Financial and stated he works in sales and and does not know his upcoming pay days.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Last contact  Servicer  discussed  with Borrower the need to obtain financials to consider for Repayment Plan. Borrower declined to go over Financial  and stated he works in sales and  and does not know his  upcoming pay days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower obtained a Loan Modification 09/2015. Borrower has slow pays after the Loan Modification. Borrower has discussed obtaining a Repayment Plan with Servicer 10/2017, But did not provide financial. The loan is current as of end date of review.	Borrower obtained a Loan Modification 09/2015. Borrower has slow pays after the Loan Modification. Borrower has discussed obtaining a Repayment Plan with Servicer 10/2017, But did not provide financial. The loan is current as of end date of review.
204305432	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	TT: CUST1 OB MM GIVEN DEMO VRFY: VERIFIED INFORMATION OCCUPANCY: OWNER OCCUPIED RFC: COLLECTION CALL RFD: NOT APPLICABLE TT BORR ADVISE RFC, GV TAD $812.01, BORR STD SHE WORKS A LOT DID HAVE A SITUATION SOME MONTHS BACK, ADVISE IF THERE IS A HARDSHIP, BORR STATED NO SHE IS OK, ANTICIPATES BEING UP TO DATE IN MAY, GV SELF SERVICE OPTIONS, BORR STD DOES NOT HAVE A COMPUTER DIALED: XXX - USER: XXX 03/XX/2018 1:26PM (PT)	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  TT: CUST1  OB MM GIVEN  DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: COLLECTION CALL RFD: NOT              APPLICABLE TT BORR ADVISE RFC,  GV TAD  $812.01, BORR STD SHE WORKS A LOT DID HAVE         A SITUATION SOME MONTHS BACK, ADVISE IF             THERE IS A HARDSHIP, BORR STATED NO SHE IS  OK, ANTICIPATES BEING UP TO DATE IN MAY,           GV SELF SERVICE OPTIONS, BORR STD DOES NOT          HAVE  A COMPUTER DIALED: XXX -  USER: XXX 03/XX/2018 1:26PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305436	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called in wanting to know why we were calling borrower states PTP $974.97 on 6/XX/2018 through bill pay.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in wanting to know why we were calling borrower states PTP $974.97 on 6/XX/2018 through bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305437	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower needs more time to pay, intended 4/16	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower needs more time to pay, intended 4/16
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305439	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305440	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2016	No	Retention	No	Closed	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305441	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Ongoing dialogue with borrower	The borrower stated received a notice from the insurance company; and the agent confirmed the premium for $833.11 was sent on 06/XX/2017. The customer is not interested in pursuing the HARP program. Owner occupancy was verified during the call. On 01/XX/2017, the hardship was cited as college expenses for child.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HARP Mod	7/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower stated received a notice from the insurance company; and the agent confirmed the premium for $833.11 was sent on 06/XX/2017.  The customer is not interested in pursuing the HARP program.  Owner occupancy was verified during the call.  On 01/XX/2017, the hardship was cited as college expenses for child.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305444	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Agent advised borrower of total amount due in the amount of $2652.76. Borrower set up 3 payments each in the amount of $1693.18 to be processed on 5/XX/2018, 6/XX/2018 and 7/XX/2018. Agent advised borrower that collection activity will continue until account is brought current.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Current	Informal (Verbal)	3/XX/2018	8/XX/2018	$2,273.07	8/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent advised borrower of total amount due in the amount of $2652.76. Borrower set up 3 payments each in the amount of $1693.18 to be processed on 5/XX/2018, 6/XX/2018 and 7/XX/2018. Agent advised borrower that collection activity will continue until account is brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305447	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2016	Not attempting to contact the borrower	The borrower called in to get information but was advised that they would need authorization from the attorney to give out information.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Dismissed	Chapter 13	UTD	The borrower filed a chapter 12 bankruptcy. Not much information was listed.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called in to get information but was advised that they would need authorization from the attorney to give out information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 08/XX/2013.  The borrower filed a chapter 12 bankruptcy.  Not much information was listed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305461	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	6/XX/2016	Incomplete	9/XX/2015	10/XX/2015	6/XX/2017	Not attempting to contact the borrower	At last contact, the borrower called in and paid $1181.56 over the phone. The borrower confirmed the property is owner occupied.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  At last contact, the borrower called in and paid $1181.56 over the phone.  The borrower confirmed the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305463	XXX	Performing	8/XX/2018	7/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	6/XX/2016	Incomplete	9/XX/2015	6/XX/2016	5/XX/2018	Not attempting to contact the borrower	The borrower called in to make two payments and to discuss retention options.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	Current	Formal (Written)	1/XX/2018	6/XX/2018	$1,709.08	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to make two payments and to discuss retention options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305466	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Yes	8/XX/2017	Not attempting to contact the borrower	contact was made and the current status of the account was provided	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  contact was made and the current status of the account was provided
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305467	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	7/XX/2016	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called in and advised had excessive obligations and wanted to set up on formal repay plan. Fincials reviewed and borrower was advised that formal repay plan would be mailed. Borrower scheduled payments of 441.00 for 5/XX/18 and 6/XX/18.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in and advised had excessive obligations and wanted to set up on formal repay plan.  Fincials reviewed and borrower was advised that formal repay plan would be mailed.  Borrower scheduled payments of 441.00 for 5/XX/18 and 6/XX/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower called to make 3 last payments.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305477	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	8/XX/2016	Incomplete	9/XX/2015	8/XX/2016	7/XX/2018	Ongoing dialogue with borrower	The borrower called to make a payment for 7/XX/18 in the amount of $1350.00.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	Yes	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make a payment for 7/XX/18 in the amount of $1350.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no damage and confirmed gaps in material. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.01 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF358539 DAVILA 9/XX/2017 12:38:17 PM AMC Response: Servicer comment added to review, no change in exceptions.	09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no damage and confirmed gaps in material. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 10/XX/2017 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.01 ALT PHONE #1: XXX CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF358539 XXX 9/XX/2017 12:38:17 PM AMC Response: Servicer comment added to review, no change in exceptions.
204305480	XXX	Performing	8/XX/2018	9/XX/2018	Other	0	1	5/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	8/XX/2016	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called in and was advised of the total amount due. The borrower wanted to make a payment in amount of $927.00 and stated only has that amount and stated does not know why the payment was not drafted out. The agent advised of the non sufficient funds on the account for insufficient funds . The borrower gave verbal permission to the agent to speak with granddaughter to process installment for today's date. The agent processed payment in amount of $927.00 and provided payment confirmation number.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in and was advised of the total amount due. The borrower wanted to make a payment in amount of $927.00 and stated only has that amount and stated does not know why the payment was not drafted out. The agent advised of the non sufficient funds on the account for insufficient funds . The borrower gave verbal permission to the agent to speak with granddaughter to process installment for today's date. The agent processed payment in amount of $927.00 and provided payment confirmation number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305488	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Contact attempts - however unable to contact borrower	Borrower contact consists of making payment arrangements.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower contact consists of making payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305489	XXX	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower called to request a payoff quote and to have funds applied to payment rather than escrow.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to request a payoff quote and to have funds applied to payment rather than escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305490	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Not attempting to contact the borrower	The borrower called to see if they were required to pay insurance payment. The servicer advised they already issued the payment on 11/XX/2017.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called to see if they were required to pay insurance payment. The servicer advised they already issued the payment on 11/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305491	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Tenant Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower contacted on 04062018 regarding payment	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2013	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contacted on 04062018 regarding payment  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204305493	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Not attempting to contact the borrower	The borrower called to confirm payments sent in were applied to the escrow account. The servicer confirmed $300.00 and $263.62 was applied to escrow.	No	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	4/XX/2016	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to confirm payments sent in were applied to the escrow account. The servicer confirmed $300.00 and $263.62 was applied to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305499	XXX	Delinquent	8/XX/2018	8/XX/2018	Marital Difficulties	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Customer advice temporary hardship due to divorce.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Customer advice temporary hardship due to divorce.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305505	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2017	Not attempting to contact the borrower	The borrower contacted servicer to make a payment of $1171.88 on account for 03/XX/2017. Servicer processed payment and provided borrower with confirmation number. No further contact noted.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No other bankruptcy details provided.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower contacted servicer to make a payment of $1171.88 on account for 03/XX/2017. Servicer processed payment and provided borrower with confirmation number. No further contact noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2011.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2012 and there is no evidence of reaffirmation.  No other bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan modified prior to review period - 2013	Loan modified prior to review period - 2013
204305511	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	The borrower called in to make payment arrangements.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305512	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to confirm if 4/2018 payment was received.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2014	Yes	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to confirm if 4/2018 payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204305522	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2016	Contact attempts - however unable to contact borrower	Borrower stated had care repairs and made payment in the amount of $1378.84.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower stated had care repairs and made payment in the amount of $1378.84.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Not showing any recent contact with the borrower. Not showing borrower was on any type of formal payment plan. No bankruptcy filed, or foreclosure actions.	Not showing any recent contact with the borrower. Not showing borrower was on any type of formal payment plan. No bankruptcy filed, or foreclosure actions.
204305525	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Tenant Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Last comment indicates borrower made payment $580.97. Loans were not doubled as requested, put in request for negative credit reporting reversal on all three loans.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last comment indicates borrower made payment $580.97.  Loans were not doubled as requested, put in request for negative credit reporting reversal on all three loans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204305539	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	The borrower spoke with the servicer regarding a returned payment and informed the servicer that the routing number had been incorrectly entered.The borrower advised that the reason for default was due to long term unemployment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower spoke with the servicer regarding a returned payment and informed the servicer that the routing number had been incorrectly entered.The borrower advised that the reason for  default was due to long term unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305541	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204305544	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Discuss shortage in escrow account	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Discuss shortage in escrow account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305548	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY: 30 DAY RULE OCCUPANCY: 30 DAY RULE RFC: SPEEDPAY REQUEST *READ BC SCRIPTING* ADVISED GRACE PERIOD, DUE DATE, CONSEQUENCES, EXPECTATIONS AND NEXT STEPS. NO FURTHER QUESTIONS, ADDRESSED CONCERNS, RECAPPED CALL. RFC TO MAKE PAYMENT 40.00 **GAVEBANK INFO VERIFIED NAME OF BANK ROUTING AND ACCOUNT NUMBER AUTH SIGNER AND ADDRESS LOAN # WANTED TO MAKE SURE THAT COVERS NOI ADV YES TOOK PAYMENT ADV NEXT STEP MAKE SURE PAYMENT CLEARS *PROCESSED SPAY1: $40 4/XX/2018 CONF#: XXX - USER: XXX 04/XX/2018 3:17PM (PT) Borrower called on 07/XX/2018 borrower advised they would be making the notice of intent amount of $1,579.14 by 07/XX/2018.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY: 30  DAY RULE OCCUPANCY: 30 DAY RULE RFC:               SPEEDPAY REQUEST *READ BC SCRIPTING*                ADVISED GRACE PERIOD, DUE DATE,  CONSEQUENCES, EXPECTATIONS AND NEXT STEPS.         NO FURTHER QUESTIONS, ADDRESSED CONCERNS,           RECAPPED CALL. RFC TO MAKE PAYMENT  40.00  **GAVEBANK INFO VERIFIED NAME OF BANK              ROUTING AND ACCOUNT NUMBER AUTH  SIGNER             AND ADDRESS LOAN #  WANTED TO MAKE SURE  THAT  COVERS NOI ADV YES TOOK PAYMENT ADV          NEXT STEP MAKE SURE PAYMENT CLEARS                  *PROCESSED SPAY1: $40 4/XX/2018 CONF#:  16589315* - USER: XXX 04/XX/2018               3:17PM (PT) Borrower called on 07/XX/2018 borrower advised they would be making the notice of intent amount of $1,579.14 by 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305556	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	REASON FOR CALL IS TO INQUIRE ABOUT PENDING SPEED PAYMENT.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  REASON FOR CALL IS TO INQUIRE ABOUT PENDING SPEED PAYMENT.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305558	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called to see what next payment amount was. Asked if could make up to 4 payments at a time. Provided amount and advised of the self service options.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to see what next payment amount was. Asked if could make up to 4 payments at a time.  Provided amount and advised of the self service options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305568	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Last comment indicates borrower called in to get address to overnight payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2015	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last comment indicates borrower called in to get address to overnight payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305569	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	The borrower called to confirm what his payment amount should be.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called to confirm what his payment amount should be.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loss mitigation comments provided.	Loss mitigation comments provided.
204305576	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Representative called informing past due amount. Borrower was being reviewed for repayment plan however borrower stated not interested. Borrower states will send in 2500.00 on 1/XX/18.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Representative called informing past due amount. Borrower was being reviewed for repayment plan however borrower stated not interested. Borrower states will send in 2500.00 on 1/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305578	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower inquired about moving down payment of repayment plan to 06/XX/2018 stating that her job changed and the direct deposit and funds may not be available in time.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower inquired about moving down payment of repayment plan to 06/XX/2018 stating that her job changed and the direct deposit and funds may not be available in time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305580	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to request a final inspection	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to request a final inspection
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305587	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Per the commentary servicer has been sending the borrower secure emails as a contact. The last conversation with the borrower was for a speed pay. The reason for default was listed as excessive obligations. Per the online writer it appears there was a modification completed around 06/XX/2014; however, the comments provided do not list the details of the modification.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Per the commentary servicer has been sending the borrower secure emails as a contact.  The last conversation with the borrower was for a speed pay.  The reason for default was listed as excessive obligations.  Per the online writer it appears there was a modification completed around 06/XX/2014; however, the comments provided do not list the details of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305594	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Customer called in 11/XX/2017 because she had locked out of her online account and needed assistance.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Customer called in 11/XX/2017 because she had locked out of her online account and needed assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305596	XXX	Performing	8/XX/2018	8/XX/2018	Payment Adjustments	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305602	XXX	Performing	8/XX/2018	9/XX/2018	Other	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	8/XX/2016	Yes	3/XX/2018	Ongoing dialogue with borrower	08/XX/2018 An Account Statement was mailed to the Borrower on 08/XX/2018.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	10/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  08/XX/2018 An Account Statement was mailed to the Borrower on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305611	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	The borrower called the servicer to review the escrow payment. The servicer advised escrow for taxes is included in the payment, but insurance is not. The servicer urged the borrower to obtain outside insurance. The borrower asked about online payments and then agreed to have one payment processed over the phone.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called the servicer to review the escrow payment. The servicer advised escrow for taxes is included in the payment, but insurance is not. The servicer urged the borrower to obtain outside insurance. The borrower asked about online payments and then agreed to have one payment processed over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305618	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	8/XX/2016	Incomplete	9/XX/2015	8/XX/2016	8/XX/2018	Ongoing dialogue with borrower	The borrower called regarding a letter from the homeowners insurance stating policy was cancelled due to non payment; servicer advised was paid on 08/XX/2018 for $1,131. Servicer contacted insurance company and was advised payment was received 08/XX/2018. Per commentary 05/XX/2018 borrower stated had to close bank account due to divorce can only pay with credit card at this time, borrower stated he may consider a deed in lieu but was not sure.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Deed In Lieu	5/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called regarding a letter from the homeowners insurance stating policy was cancelled due to non payment; servicer advised was paid on 08/XX/2018 for $1,131.  Servicer contacted insurance company and was advised payment was received 08/XX/2018.  Per commentary 05/XX/2018 borrower stated had to close bank account due to divorce can only pay with credit card at this time, borrower stated he may consider a deed in lieu but was not sure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305619	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	8/XX/2016	Incomplete	9/XX/2015	8/XX/2016	5/XX/2018	Ongoing dialogue with borrower	Borrower couldn't confirm banking information, last payment was returned and fees were explained.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower couldn't confirm banking information, last payment was returned and fees were explained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018.	Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018.
204305620	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	8/XX/2016	Incomplete	9/XX/2015	8/XX/2016	8/XX/2018	Not attempting to contact the borrower	The borrower called to make a payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Hardest Hit Program	4/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305626	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	08/XX/2018 An Account Statement was mailed to the Borrower on 08/XX/2018.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 An Account Statement was mailed to the Borrower on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305628	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called to payment inquiry. Borrower was advised of due date, payment amount, and grace period.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to payment inquiry.  Borrower was advised of due date, payment amount, and grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305634	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	10/XX/2016	Not attempting to contact the borrower	Borrowers last contact was on 10/XX/2016. The borrower needed online access reset due to not remembering password.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrowers last contact was on 10/XX/2016. The borrower needed online access reset due to not remembering password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204305635	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305640	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Yes	8/XX/2018	Ongoing dialogue with borrower	Inbound call to move scheduled payment date up to 09/XX/2018	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Inbound call to move scheduled payment date up to 09/XX/2018
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower indicated funds sent intended for monthly payment was applied to fees, resulting in the account being delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305641	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower verified their information and stated they will make their payment by Monday.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower verified their information and stated they will make their payment by Monday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305643	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: BKCASE XXX BKSD - DEBTOR MISMATCH: BANKRUPTCY FILED BY POSSIBLE SPOUSE, SIBLING O R OTHER 3RD PARTY BK FILER. BK FILER DOES NOT CLAIM AN INTEREST IN OUR COLLATERAL AS PER SCHEDULES A AND OF THE BANKRUPTCY FILING PETITION AND IS NOT LISTED AS A BORROWER ON THE LOAN. FOR THIS REASON,THE B K CODE HAS BEEN REMOVED AS RESEARCH PERAACER HAS DETERMINED THIS IS N OT A VALID BK CASE.( However, bankruptcy periodic is being sent to borrower as of 05/XX/2018. No commentary to support this.)	BKCASE XXX BKSD - DEBTOR MISMATCH: BANKRUPTCY FILED BY POSSIBLE SPOUSE, SIBLING O R OTHER 3RD PARTY BK FILER. BK FILER DOES NOT CLAIM AN INTEREST IN OUR COLLATERAL AS PER SCHEDULES A AND OF THE BANKRUPTCY FILING PETITION AND IS NOT LISTED AS A BORROWER ON THE LOAN. FOR THIS REASON,THE B K CODE HAS BEEN REMOVED AS RESEARCH PERAACER HAS DETERMINED THIS IS N OT A VALID BK CASE.( However, bankruptcy periodic is being sent to borrower as of 05/XX/2018. No commentary to support this.)
204305645	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower wanted to make payment to cover June payment that was returned	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower wanted to make payment to cover June payment that was returned
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305666	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	8/XX/2016	Contact attempts - however unable to contact borrower	Borrower called regarding amount due; thought account was current with last payment. Servicer advised of fees on account.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called regarding amount due; thought account was current with last payment. Servicer advised of fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204305670	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305675	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	CALL CUST STTD RFC WAS BECAUSE SHE WOULD LIKE TO MAKE 4 MONTHS OF LOAN PAYMENTS OF $6777.64***CUST ADV SHE WILL BE CALLING BACK TOMORROW TO MAKE THE REMAINING PAYMENTS OF THE LOAN	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	10/XX/2017	No	Retention	No	Completed	Informal (Verbal)	9/XX/2017	4/XX/2018	$1,896.67	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  CALL CUST STTD RFC WAS BECAUSE SHE WOULD  LIKE TO MAKE 4 MONTHS OF LOAN PAYMENTS OF          $6777.64***CUST ADV SHE WILL BE CALLING             BACK TOMORROW TO MAKE THE REMAINING  PAYMENTS OF THE LOAN
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305681	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	CUSTOMER CALLING ABOUT A RPP SHE SETUP AND WOULD LIKE TO SCHEDULE 3 PAYMENTS WANTS TO ADD AN ADDITIONAL AMOUNT TO COVER THE CHANGE IN THE ESCROW . SHE NEEDS TO KNOW HOW MUCH SHE WOULD PAY FOR THE DIFFERENCE.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  CUSTOMER CALLING ABOUT A RPP   SHE SETUP AND WOULD LIKE TO SCHEDULE 3  PAYMENTS WANTS TO ADD AN ADDITIONAL AMOUNT TO COVER THE CHANGE IN THE ESCROW . SHE NEEDS TO KNOW HOW MUCH SHE WOULD PAY FOR THE  DIFFERENCE.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305683	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called to see if they could get a new loan for a different property. Servicer advised they are not a bank, but advised of XXX loan if interested.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to see if they could get a new loan for a different property. Servicer advised they are not a bank, but advised of XXX loan if interested.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2013.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  fee dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Why are we being asked about this when it states dispute resolved in the issue column? AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	09/XX/2018 XXX Response: Why are we being asked about this when it states dispute resolved in the issue column? AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.
204305686	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Advised borrower that her document and copy of canceled check was received.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Advised borrower that her document and copy of canceled check was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305692	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Non-Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2017	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204305698	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Borrower needed doc indicating that borrower is only person on loan. Servicer ordered verification of mortgage.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Hardest Hit Program	11/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower needed doc indicating that borrower is only person on loan. Servicer ordered verification of mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305702	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Poor	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to make payment for March. Servicer attempted to go over Financials, however Borrower refused.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make payment for March.  Servicer attempted to go over Financials, however  Borrower refused.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower sent in correspondence  in regards to additional fees . Servicer responded back that all fees are valid and were assessed after Reinstatement quote provided to Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower was facing Foreclosure and was able to Reinstate the loan prior to Foreclosure completion. Borrower had some slow pay since Reinstatement.	Borrower was facing Foreclosure and was able to Reinstate the loan prior to Foreclosure completion. Borrower had some slow pay since Reinstatement.
204305703	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower advised of grace period, due date, consequences, and next steps. Servicer addressed concerns of borrower and recapped call.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised of grace period, due date, consequences, and next steps. Servicer addressed concerns of borrower and recapped call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305704	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Non auth. 3rd party called in in regards of letter received 06/XX/2018, relationship to borrower daughter, administrator of the trust, requested proper paper work in order to talk to administrator, will fax or mail.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Non auth. 3rd party called in in regards of letter received 06/XX/2018, relationship to borrower daughter, administrator of the trust, requested proper paper work in order to talk to administrator, will fax or mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204305705	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Last contact borrower asked about her forbearance payments and a follow up to information about servicer records on a chapter 7 bankruptcy that the borrower said was not hers. Research not yet completed.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	UTD	Chapter 13	No	No	No	Entered information from a comment from borrower on 03/XX/2018. Servicer has no further information on chapter 13 but claim they have a chapter 7. Still under reasearch.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last contact borrower asked about her forbearance payments and a follow up to information about servicer records on a chapter 7 bankruptcy that the borrower said was not hers. Research not yet completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Entered information from a comment from borrower on 03/XX/2018. Servicer has no further information on chapter 13 but claim they have a chapter 7. Still under reasearch.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305706	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Spoke with borrower, borrower calling in today in regards to NOI to FC letter, advised borrower of TAD $7320.21 advised grace period and due date. No further questions	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower, borrower calling in today in regards to NOI to FC letter, advised borrower of TAD $7320.21 advised grace period and due date. No further questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305707	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to make a one time payment $1155.66 due 05/XX/2018	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make a one time payment $1155.66 due 05/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305710	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower calling to make payment and installment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower calling to make payment and installment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305711	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Most recent conversation with borrower was to obtain payment. Loan is current.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Most recent conversation with borrower was to obtain payment.  Loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is performing. No active modification noted. Older modification from 2012 noted. No active foreclosure or litigation.	Loan is performing. No active modification noted. Older modification from 2012 noted. No active foreclosure or litigation.
204305718	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in and schedule payment in amount $1756.66.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and schedule payment in amount $1756.66.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments referenced a deceased borrower, however; limited information was provided.	Comments referenced a deceased borrower, however; limited information was provided.
204305719	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	Other	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305721	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	Yes	Yes	11/XX/2015	Contact attempts - however unable to contact borrower	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305723	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower inquired about statement with double payment, servicer explained timing of statements	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquired about statement with double payment, servicer explained timing of statements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305725	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Servicer advised borrower of amount due and loan is out of bankruptcy	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	UTD	Yes	UTD	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Servicer advised borrower of amount due and loan is out of bankruptcy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 03/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305729	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower spoke with a servicing agent on 08/XX/2018. During that phone call, the borrower verified the new payment amount for September 2018 based on an escrow analysis that was ran on the account.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2014	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower spoke with a servicing agent on 08/XX/2018. During that phone call, the borrower verified the new payment amount for September 2018 based on an escrow analysis that was ran on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305733	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	2/XX/2016	Not attempting to contact the borrower	08/XX/2018 An Account Statement was mailed to the Borrower.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  08/XX/2018 An Account Statement was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204305734	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The last contact was made on 6/XX/2018, in which the borrower scheduled a payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact was made on 6/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments indicated there was a credit report dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305735	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Ongoing dialogue with borrower	08/XX/2018 A XXX Speedpay letter was mailed to the Borrower.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  08/XX/2018 A XXX Speedpay letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305737	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Rep. advised of the total amount due. borrower stated was calling to make April's installment. Rep. asked when will make May installment. The borrower stated is working on it and just got out of the hospital. Rep. asked if illness was the hardship. The borrower stated there was no hardship just fell behind and wants to make a payment. Rep. asked what the plan is to get the account current. The borrower stated that when has the money in hands will make the payment. Rep.advised there is a demand letter that will expire 6/XX/18. Rep. advised of mod. The borrower stated does not need any assistance.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	Yes	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Rep. advised of the total amount due. borrower stated was calling to make April's installment. Rep. asked when will make May installment. The borrower stated is working on it and just got out of the hospital. Rep. asked if illness was the hardship. The borrower stated there was no hardship just fell behind and wants to make a payment. Rep. asked what the plan is to get the account current. The borrower stated that when has the money in hands will make the payment. Rep.advised there is a demand letter that will expire 6/XX/18. Rep. advised of mod. The borrower stated does not need any assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305740	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	12/XX/2017	Not attempting to contact the borrower	The borrower is calling to see what assistance we have available for making the the mortgage payments more affordable and states they received a loss mitigation solicitation and wants to know why. Rep. advised this account is currently showing delinquent as it has been paid at the end of the month since at least December 2016. the borrower asked how they can have an increase in escrow if we sent them back funds for escrow. Rep. advised this is due to them having sent in a full installment amount rather than satisfying the shortage quoted. The borrower states they should be paying less for escrow due to the fact that the escrow analysis shows that they owe $1800 for home insurance. Rep. states can see that they are only paying $1500 for insurance.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower is calling to see what assistance we have available for making the the mortgage payments more affordable and states they received a loss mitigation solicitation and wants to know why. Rep. advised this account is currently showing delinquent as it has been paid at the end of the month since at least December 2016. the borrower asked how they can have an increase in escrow if we sent them back funds for escrow. Rep. advised this is due to them having sent in a full installment amount rather than satisfying the shortage quoted. The borrower states they should be paying less for escrow due to the fact that the escrow analysis shows that they owe $1800 for home insurance. Rep. states can see that they are only paying $1500 for insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204305742	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called to check on the status of the account.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to check on the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305751	XXX	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	4/XX/2016	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower discussed made arrangement with bank to send payment. He will go to branch to make payment. Advised of ACH option. Income issues. Asked if hazard insurance has been paid.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower discussed made arrangement with bank to send payment. He will go to branch to make payment. Advised of ACH option. Income issues. Asked if hazard insurance has been paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305756	XXX	Performing	8/XX/2018	9/XX/2018	Illness - Mortgagor	0	1	5/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	4/XX/2016	Incomplete	9/XX/2015	4/XX/2016	5/XX/2018	Ongoing dialogue with borrower	The last contact was made on 5/XX/2018, in which the borrower scheduled a payment. RFD cited as illness on 04/XX/2018 and 12/XX/2016.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	Current	Formal (Written)	4/XX/2018	10/XX/2018	$1,387.95	6/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact was made on 5/XX/2018, in which the borrower scheduled a payment. RFD cited as illness on 04/XX/2018 and 12/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305759	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	60	1	5/XX/2018	Owner Occupied	Excellent	Incomplete	9/XX/2015	5/XX/2016	Incomplete	9/XX/2015	5/XX/2016	5/XX/2018	Ongoing dialogue with borrower	The borrower called to make a payment.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305762	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Incomplete	9/XX/2015	5/XX/2016	5/XX/2018	Ongoing dialogue with borrower	Borrower wanted to finish paying the loan current, but became confused with the online system. Borrower made payment.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower wanted to finish paying the loan current, but became confused with the online system. Borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305763	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Incomplete	9/XX/2015	5/XX/2016	6/XX/2018	Ongoing dialogue with borrower	Borrower called regarding total amount due of $3242.33 and next payment due on 05/XX/2018. Borrower also updated contact phone numbers.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called regarding total amount due of $3242.33 and next payment due on 05/XX/2018. Borrower also updated contact phone numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305769	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Incomplete	9/XX/2015	10/XX/2015	2/XX/2018	Not attempting to contact the borrower	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305772	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Yes	5/XX/2017	Not attempting to contact the borrower	The borrower verified their information and was advised of the total amount due. They stated they will have to cut back on expenses and will get back to the servicer next month.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower verified their information and was advised of the total amount due.  They stated they will have to cut back on expenses and will get back to the servicer next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305773	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	60	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Yes	4/XX/2017	Ongoing dialogue with borrower	Per collection comments, plan entered on 6-7-2018. Per consolidated comments, cap & extend mod effective 07-1-18 LM OFFICER LAST REVIEW UPDATE PILOT98: SMDU CAPANDEXTENDMODIFICATION 06/XX/2018, P&I: $494.13, T&I: $1535.43, PITI: $2029.56, MI: $0, TOTAL PMT: $2029.56, FIRST PAYMENT DUE DATE: JUL-01-2018, INT RATE: 4.5%, TERM: 480 MONTHS, NEW PRINCIPAL BALANCE: $109913.73, INTEREST BEARING PRINCIPAL: $109913.73, PRINCIPAL FORBEARANCE AMT $0	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	6/XX/2018	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Per collection comments, plan entered on 6-7-2018. Per consolidated comments, cap & extend mod effective 07-1-18

LM OFFICER LAST REVIEW UPDATE                                                                       PILOT98:                                          SMDU CAPANDEXTENDMODIFICATION 06/XX/2018, P&I:    $494.13, T&I: $1535.43, PITI: $2029.56, MI: $0,   TOTAL PMT: $2029.56, FIRST PAYMENT DUE DATE:      JUL-01-2018, INT RATE: 4.5%, TERM: 480 MONTHS,    NEW PRINCIPAL BALANCE: $109913.73, INTEREST       BEARING PRINCIPAL: $109913.73, PRINCIPAL          FORBEARANCE AMT $0
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305775	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	6/XX/2016	Incomplete	9/XX/2015	6/XX/2016	8/XX/2017	Not attempting to contact the borrower	Borrowr called on 05152017 to make inquiry on payment	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrowr called on 05152017 to make inquiry on payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305777	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Ongoing dialogue with borrower	borrower called to make promise to pay	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  borrower called to make promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305779	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Not attempting to contact the borrower	Borrower called to see if she made a payment this month rep advised no. Rep also advised that the loan did not start over but extends the terms.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to see if she made a payment this month rep advised no. Rep also advised that  the loan did not start over but extends the terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Review-9/XX/2018-Notes indicate that borrower made a Speedpay payment on 8/XX/2018	Review-9/XX/2018-Notes indicate that borrower made a Speedpay payment on 8/XX/2018
204305782	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Account inquiry. Wanted to find out how much to bring account current. Advised $777.31 and $59.30, Advised $1485.04 need to be paid if borrower pays the extra $300.00.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Account inquiry.  Wanted to find out how much to bring account current.  Advised $777.31 and $59.30,  Advised $1485.04 need to be paid if  borrower pays the extra $300.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305785	XXX	Delinquent	8/XX/2018	9/XX/2018	Death of Mortgagor	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	SW/CUST1 READ MM,& ADVSD OPEN CHARGES OF 1607.38,AND SHE SD THAT HE PAID 803.69 THIS MORNNG ONLINE AT SETERS.COM. I ASKED ABT THE REMAINDER SD WLD GET IT BEFORE TE END OF MTH. I OFFERED TO SETUP SHE DECLINED. SD SHE WAS AN IDENPENDENT CONTRACTOR AND I ASKED WAS THAT THE RFD THE CALL UNEXPECTEDLY DISC.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  SW/CUST1  READ MM,& ADVSD OPEN CHARGES  OF 1607.38,AND SHE SD THAT HE PAID 803.69          THIS MORNNG ONLINE AT SETERS.COM. I ASKED           ABT THE REMAINDER SD WLD GET IT BEFORE TE  END OF MTH. I OFFERED TO SETUP SHE                 DECLINED. SD SHE WAS AN IDENPENDENT                 CONTRACTOR AND I ASKED WAS THAT THE RFD  THE CALL UNEXPECTEDLY DISC.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305786	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	6/XX/2018	UTD	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Loan is performing. Most recent contact with borrower was to go over prior payment made.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	8/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Loan is performing.  Most recent contact with borrower was to go over prior payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204305789	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Ongoing dialogue with borrower	Commentary states borrower called in regarding payment information. Borrower was advised of options available. Borrower was also notified that communication goes to attorney.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Commentary states borrower called in regarding payment information. Borrower was advised of options available. Borrower was also notified that communication goes to attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305795	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower. On 08/XX/2018 The Borrower called in regarding delinquent payments in the amount of $5015.03 due by 08/XX/2018, the Borrower stated he would like to make 2 payments within the month of August to bring the account current.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower. On 08/XX/2018 The Borrower called in regarding delinquent payments in the amount of $5015.03 due by 08/XX/2018, the Borrower stated he would like to make 2 payments within the month of August to bring the account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305805	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Agent advised borrower of total amount due in the amount of $1696.88; Borrower wanted to set up April payment but agent was able to secure both April and May payments. Agent asked to over financials but borrower declined.
$1375.03 to be processed 4/XX/2018
$1375.03 to be processed 5/XX/2018	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Agent advised borrower of total amount due in the amount of $1696.88; Borrower wanted to set up April payment but agent was able to secure both April and May payments. Agent asked to over financials but borrower declined.
$1375.03 to be processed 4/XX/2018
$1375.03 to be processed 5/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305807	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Yes	6/XX/2018	Ongoing dialogue with borrower	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305817	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	5/XX/2018	Ongoing dialogue with borrower	The servicer called and spoke with the borrower and advised of the total amount due and offered to secure payment to avoid the late fee and the borrower stated gets direct deposit tomorrow and call was suddenly dropped.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called and spoke with the borrower and advised of the total amount due and offered to secure payment to avoid the late fee and the borrower stated gets direct deposit tomorrow and call was suddenly dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305818	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	9/XX/2016	Contact attempts - however unable to contact borrower	Spoke with the borrower to try and secure a payment, the borrower declined and advise that they will make a payment via bill pay. Discuss the consequences of a late payment. The borrower said the payment will be made by the 20th as he gets paid on the 19th.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Spoke with the borrower to try and secure a payment, the borrower declined and advise that they will make a payment via bill pay. Discuss the consequences of a late payment. The borrower said the payment will be made by the 20th as he gets paid on the 19th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305819	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	UTD	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	7/XX/2018	Not attempting to contact the borrower	Borrower did not want to learn about alternatives to foreclosure but said will pay the mortgage not to go past 45 days delinquent.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower did not want to learn about alternatives to foreclosure but said will pay the mortgage not to go past 45 days delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204305820	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	BORROWER CAN NOT MAKE THIS PAYMENT RIGHT NOW AS HIS BANK ACCOUNT HAS BEEN FROZEN. RAN RE-PAYMENT PLAN NUMBER BY HIM; HE WOULD LIKE TO TALK TO HIS WIFE FIRST.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  BORROWER CAN  NOT MAKE THIS PAYMENT RIGHT NOW AS HIS  BANK ACCOUNT HAS BEEN FROZEN. RAN RE-PAYMENT PLAN NUMBER BY HIM; HE WOULD LIKE TO TALK TO HIS WIFE FIRST.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305822	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	60	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	The borrower called in to let us know a payment would be made through XXX on 08/XX/2018. Will call in on 08/XX/2018 to provide a confirmation number. Agent advised the borrower that need total amount due, not just one payment. The borrower stated would try to get caught up as soon as possible.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to let us know a payment would be made through XXX on 08/XX/2018. Will call in on 08/XX/2018 to provide a confirmation number. Agent advised the borrower that need total amount due, not just one payment. The borrower stated would try to get caught up as soon as possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305823	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Contact attempts - however unable to contact borrower	Called borrower and authorized third party answered and proceeded to discuss status of account. Authorized third party said wanted to discuss the upcoming payment changes from escrow and why it increased. Party promised to make a payment, but has to wait for his money to clear..	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Called borrower and authorized third party answered and proceeded to discuss status of account. Authorized third party said wanted to discuss the upcoming payment changes from escrow and why it increased. Party promised to make a payment, but has to wait for his money to clear..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305830	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Ongoing dialogue with borrower	Last contact late fees and payment expectations were discussed.
No comments logged from 03-09-2017 through 04/XX/2018. Borrower was current through this period and email activities are noted through that period.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Last contact late fees and payment expectations were discussed.
No comments logged from 03-09-2017 through 04/XX/2018. Borrower was current through this period and email activities are noted through that period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305833	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Average	Yes	Yes	8/XX/2016	Contact attempts - however unable to contact borrower	The borrower called to have the payment scheduled online from the 5th to the 19th. The borrower was advised of the total amount due of $1775.17.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called to have the payment scheduled online from the 5th to the 19th. The borrower was advised of the total amount due of $1775.17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305834	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305836	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	CUSTOMER STATES SHE RECEIVED NOI LETTER AND WANTS TO KNOW WHAT IS OWED ON HER LOAN BECAUSE SHE THOUGHT SHE WAS CURRENT. ADVISED THE RPP FAILED IN OCTOBER.	No	Good	Resolved	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	Yes	0	Discharged	Chapter 13	Yes	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  CUSTOMER STATES SHE RECEIVED NOI LETTER AND WANTS TO KNOW WHAT IS OWED ON HER  LOAN BECAUSE SHE THOUGHT SHE WAS          CURRENT. ADVISED THE RPP FAILED IN  OCTOBER.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305837	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to discuss the processing of most recent payment and was told that the payment was returned. The borrower promised a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to discuss the processing of most recent payment and was told that the payment was returned. The borrower promised a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305842	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Payment Disputes	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305843	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204305844	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	borrower made payment and discussed options	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  borrower made payment and discussed options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305849	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated payment should have come out of account.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower stated payment should have come out of account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305850	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305852	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower was calling to replace returned payment from the previous month and stated that the returned payment was due to a delay with herr check depositing due to a bank holiday.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower was calling to replace returned payment from the previous month and stated that the returned payment was due to a delay with herr check depositing due to a bank holiday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204305854	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305857	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	The borrower was advised of total amount due.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower was advised of total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305858	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called in to set up payment via speedpay in the amount of $2287.72 to be processed on 6/XX/2018 to bring account current.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to set up payment via speedpay in the amount of $2287.72 to  be processed on 6/XX/2018 to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305861	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Vacant	5/XX/2018	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	per the comments on 5/XX/18, the borrower was contacted for the payment due of $1096.94 to bring the loan current. The borrower advised that a payment of $816.15 was scheduled for 5/XX/18, and the servicer confirmed the payment. The borrower also indicated that the loan would be set up on auto payments beginning in June. The borrower confirmed the property is a rental and is currently vacant, but the borrower should be able to make the payments.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  per the comments on 5/XX/18, the borrower was contacted for the payment due of $1096.94 to bring the loan current. The borrower advised that a payment of $816.15 was scheduled for 5/XX/18, and the servicer confirmed the payment. The borrower also indicated that the loan would be set up on auto payments beginning in June. The borrower confirmed the property is a rental and is currently vacant, but the borrower should be able to make the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
																																																																																																																																																																																															ADDITIONAL INFORMATION: SSI and retirement noted for income sources 9/XX/17, as well as rental income. Property is vacant, but maintained by borrower per commentary.	SSI and retirement noted for income sources 9/XX/17, as well as rental income. Property is vacant, but maintained by borrower per commentary.
204305862	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to let the servicer know he made a payment with XXX on 07/XX/2018. Borrower stated had to pay taxes that were due in April and caused him to fall behind.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to let the servicer know he made a payment with XXX on 07/XX/2018. Borrower stated had to pay taxes that were due in April and caused him to fall behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204305863	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Inbound call to make payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by XXX. Per borrower, the property was not damaged; but stated had $7,800 in expenses preparing for hurricane.	Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by XXX. Per borrower, the property was not damaged; but stated had $7,800 in expenses preparing for hurricane.
204305865	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	03/XX/2018 - Borrower called about making a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018 - Borrower called about making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305870	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last conversation with borrower was on 05/XX/2018 and that was borrower making last payment plan payment and that payment brought account current. Advised borrowers payment reverts to normal for June.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last conversation with borrower was on 05/XX/2018 and that was borrower making last payment plan payment and that payment brought account current. Advised borrowers payment reverts to normal for June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305874	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	Discussed late fee and grace period. Borrower stated will be within grace period next time.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Discussed late fee and grace period. Borrower stated will be within grace period next time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305878	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	02/XX/2018 -- borrower called and verified account information	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  02/XX/2018 -- borrower called and verified account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305879	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to make a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. No damage was reported.
204305883	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	CUSTOMER CALLED IN AND GAVE PERMISSION TO SPEAK TO 3RD PARTY FROM CERTIFIED CREDIT. ASKING FOR LOAN STATUS.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  CUSTOMER CALLED IN  AND  GAVE PERMISSION TO SPEAK TO 3RD PARTY FROM CERTIFIED CREDIT. ASKING FOR LOAN STATUS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305889	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	08/XX/2018 A Late Payment notice was mailed to the Borrower.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  08/XX/2018 A Late Payment notice was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305890	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	Borrower called to set up pay by phone.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to set up pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305896	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Customer discussed the status of the account advised working to bring account current. Customer was impacted by the storm.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Customer discussed the status of the account advised working to bring account current. Customer was impacted by the storm.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305898	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Not attempting to contact the borrower	The borrower called to inquire about the reinstatement quote. The borrower is working on obtaining the funds for reinstatement.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower called to inquire about the reinstatement quote. The borrower is working on obtaining the funds for reinstatement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305906	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	The representative verified occupancy, advised of the grace period and scheduled the borrower's payment over the phone.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The representative verified occupancy, advised of the grace period and scheduled the borrower's payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower is doing a modification. No bankruptcy, no foreclosure, unemployed, borrower is not deceased.	Borrower is doing a modification. No bankruptcy, no foreclosure, unemployed, borrower is not deceased.
204305908	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	borroweer has not accepted any formal plans. Borrrower makes payments when she can. Have not been able to contact borrower since 11/2016.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2016	Yes	Retention	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borroweer has not accepted any formal plans.  Borrrower makes payments when she can.  Have not been able to contact borrower since 11/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower has shown that they do want tto keep property, but are hard to reach. No active foreclosure , and no bankruptcy filed. No formal repayment plan set up. Borrower is delinquent.	Borrower has shown that they do want tto keep property, but are hard to reach. No active foreclosure , and no bankruptcy filed. No formal repayment plan set up. Borrower is delinquent.
204305912	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Customer called in to make a payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305920	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower stated that they made their payment and the agent advised that this payment had been returned.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower stated that they made their payment and the agent advised that this payment had been returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305929	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower called to inquire about the hazard insurance payment and was told that it had been paid.	No	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	Retention	Yes	1	Dismissed	Chapter 13	Yes	UTD	UTD	dismissed	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to inquire about the hazard insurance payment and was told that it had been paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 02/XX/2017.  The proof of claim was filed 01/XX/2013.  dismissed
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy comments are provided.	Bankruptcy comments are provided.
204305932	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Casualty Loss	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called in wanting to accept the mod offer.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in wanting to accept the mod offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305940	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	RFD BORR STATED IS DUE TO BEING ON COMMISION AND THAT HE DONT GET HIS COMMISION SALES TILL THE 20TH OF THE MONTH AND ON 15TH AND THE 30TH GETS 300 BEFORE TAXES AS A TOKEN TO HELP WITH EXPENSES THAT COMES OUT OF THE SALES-BORR STATED APPROX 6 MONTHS AGO HE LOST A COUPLE ACCTS AND HAS LOST OUT ON 1000.00 A MONTH FOR THE LAST 6 MONTHS-BORR STATED HE IS HAVING TROUBLE GETTING BACK IN GRACE DUE TO NOT ABLE TO MAKE A DOUBLE-BORR STATED HE IS WORKING TO TRY AND GET THE FEES AND THE LOAN BACK IN GRACE IS HIS GOAL-**	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  RFD BORR STATED IS DUE TO BEING ON           COMMISION AND THAT HE DONT GET HIS                  COMMISION SALES TILL THE 20TH OF THE MONTH  AND ON 15TH AND THE 30TH GETS 300 BEFORE           TAXES AS A TOKEN TO HELP WITH EXPENSES              THAT COMES OUT OF THE SALES-BORR STATED  APPROX 6 MONTHS AGO HE LOST A COUPLE ACCTS         AND HAS LOST OUT ON 1000.00 A MONTH FOR             THE LAST 6 MONTHS-BORR STATED HE IS HAVING  TROUBLE GETTING BACK IN GRACE DUE TO NOT           ABLE TO MAKE A DOUBLE-BORR STATED HE IS             WORKING TO TRY AND GET THE FEES AND THE  LOAN BACK IN GRACE IS HIS GOAL-**
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305944	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305946	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower called because they were locked out of online account.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called because they were locked out of online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305948	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower advised the client that they mailed in a payment and intend to also send in May's payment.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	UTD	No	No	No	There are comments outside the scope that show the borrower had a prior discharged bankruptcy, but details of this bankruptcy were not provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower advised the client that they mailed in a payment and intend to also send in May's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There are comments outside the scope that show the borrower had a prior discharged bankruptcy, but details of this bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305949	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower wanted to bring account current and made a payment of $3134.86	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower wanted to bring account current and made a payment of $3134.86
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower fell behind due to home repairs. Borrower had to borrow money to repair home. Agent advised Modification to save home.	Borrower fell behind due to home repairs. Borrower had to borrow money to repair home. Agent advised Modification to save home.
204305966	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower called in with a payment inquiry and was advised the loan is next due for 04/XX/2018. The servicer advised the disaster forbearance plan ends in April and processed a request to send out the payment history and a payoff statement.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	The borrower reported property damage on 10/XX/2017 due to XXX. Damage was noted to the roof and the when the kitchen sink is turned on the water leaks in the bathroom. The borrower noted did not file a claim and there is no evidence of repairs.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in with a payment inquiry and was advised the loan is next due for 04/XX/2018. The servicer advised the disaster forbearance plan ends in April and processed a request to send out the payment history and a payoff statement.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputed the payment history and claimed the loan was not behind. The servicer advised the loan has been rolling delinquent for some time and is currently due for 02/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported property damage on 10/XX/2017 due to XXX.  Damage was noted to the roof and the when the kitchen sink is turned on the water leaks in the bathroom.  The borrower noted did not file a claim and there is no evidence of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 10/XX/2017.	The property is located in a FEMA declared disaster area due to XXX noted on 10/XX/2017.
204305967	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Borrower contact to request verification of mortgage	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower contact to request verification of mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305981	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2016	Contact attempts - however unable to contact borrower	The borrower called to get assistance with unlocking the online account and made a payment for $1,400.37. A future payment was also set up for $1,365.11 to be drafted on 7/XX/2016.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower called to get assistance with unlocking the online account and made a payment for $1,400.37. A future payment was also set up for $1,365.11 to be drafted on 7/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305985	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	Borrower needed to know any 30 day lates in the last 12 months.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower needed to know any 30 day lates in the last 12 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305989	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	Borrower logged on to website paying the payment due 7/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower logged on to website paying the payment due 7/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305990	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Not attempting to contact the borrower	Borrower called to change scheduled payment to 12/XX/2016.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called to change scheduled payment to 12/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204305999	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	notice of debt letter 07/XX/18, evidence of Washington Pre-Foreclosure dated 07/XX/18 and late notice sent 07/XX/18. Servicer has not been able to contact borrower.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  notice of debt letter 07/XX/18, evidence of Washington Pre-Foreclosure dated 07/XX/18 and late notice sent 07/XX/18. Servicer has not been able to contact borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306002	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Not attempting to contact the borrower	The borrower discussed the due date, consequences, expectations and next steps.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower discussed the due date, consequences, expectations and next steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loss mitigation comments provided.	Loss mitigation comments provided.
204306003	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower made a payment of $710.68 for 04/XX/2018 and wanted to send in extra money to go towards principal each month.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a payment of $710.68 for 04/XX/2018 and wanted to send in extra money to go towards principal each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306005	XXX	Performing	8/XX/2018	8/XX/2018	Servicing Problems	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	The authorized third party is locked out of XXX. Rep advised would need to speak with the borrower to unlock the account. The authorized third party called the borrower to unlock account. At first rep advised the loan was modified in January then looked at account and confirmed the loan was not modified.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The authorized third party is locked out of XXX. Rep advised would need to speak with the borrower to unlock the account. The authorized third party called the borrower to unlock account. At first rep advised the loan was modified in January then looked at account and confirmed the loan was not modified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306014	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower made a promise to pay	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306021	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower's spouse called to change payment from 8/15 to 8/30 due to husband's self-employment. She was advised of late fees, and promised to get ahead of payments in the future in order to avoid late fees.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	Completed	Informal (Verbal)	1/XX/2018	5/XX/2018	$2,996.16	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower's spouse called to change payment from 8/15 to 8/30 due to husband's self-employment. She was advised of late fees, and promised to get ahead of payments in the future in order to avoid late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306024	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	The surviving borrower indicated that they are receiving short-term disability due to a work-related injury.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The surviving borrower indicated that they are receiving short-term disability due to a work-related injury.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 12/XX/2012.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Customer contact comments on 11/XX/2016 indicate that the surviving borrower is ill.	Customer contact comments on 11/XX/2016 indicate that the surviving borrower is ill.
204306026	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to see if the payment they made through the IVR went through. Borrower has a payment for $794.40 for 6/XX/2018, will call back by 6/XX/2018, to discuss a possible repayment plan.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to see if the payment they made through the IVR went through. Borrower has a payment for $794.40 for 6/XX/2018, will call back by 6/XX/2018, to discuss a possible repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306027	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	5/XX/2018	UTD	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Last comments indicate borrower 1 month past due, however, pay history indicates borrower made payment $1095.82 5/XX/2018 to bring account current.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Last comments indicate borrower 1 month past due, however, pay history indicates borrower made payment $1095.82 5/XX/2018 to bring account current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306032	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306037	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The servicer informed the borrower on 06/XX/2018 that the total amount due is $725.26.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer informed the borrower on 06/XX/2018 that the total amount due is $725.26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306040	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Last contact Borrower 1 informed Servicer that a Bankruptcy has been filed. Borrower 1 is no longer married to Borrower 2. Borrower 1 inquired about what payment was due.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	Chapter & Bankruptcy was filed for One of Two Borrowers only.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last  contact Borrower  1 informed Servicer  that a Bankruptcy has been filed. Borrower 1 is no longer married to Borrower 2. Borrower 1 inquired about what payment was due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2013 and there is no evidence of reaffirmation.  Chapter & Bankruptcy was filed for One of Two Borrowers only.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower 1 makes Bi-Weekly payments. Borrower 2 filed Bankruptcy and the Borrowers and is a Non Owner Occupant. No Loss Mitigation activity during the scope of this review.	Borrower 1 makes Bi-Weekly payments. Borrower 2 filed Bankruptcy and the Borrowers and is a Non Owner Occupant. No Loss Mitigation activity during the scope of this review.
204306042	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Marital Difficulties	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower advised the reason for default is marital issues and illness resulting in not working, borrower does not know the duration of the hardship. Agent advised borrower of expectations and consequences and attempted to update finances, borrower advised unable to continue call.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower advised the reason for default is marital issues and illness resulting in not working, borrower does not know the duration of the hardship. Agent advised borrower of expectations and consequences and attempted to update finances, borrower advised unable to continue call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306046	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Contact with third party states cannot talk right now.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	0	Discharged	Chapter 7	Yes	The comments on 8/XX/17 indicate the reaffirmation agreement was faxed to the borrower's attorney	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Contact with third party states cannot talk right now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is evidence of reaffirmation.  The comments on 8/XX/17 indicate the reaffirmation agreement was faxed to the borrower's attorney
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018.
																																																																																																																																																																																															Borrower's preferred language is Spanish.	Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018. Borrower's preferred language is Spanish.
204306048	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	60	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Not attempting to contact the borrower	06/XX/2017 Authorized Attorney placed conference call with the Borrower updated payment schedule on 06/XX/2017 moved to 06/XX/2017 in the amount of $3000.00.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  06/XX/2017 Authorized Attorney placed conference call with the Borrower updated payment schedule on 06/XX/2017 moved to 06/XX/2017 in the amount of $3000.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306061	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to make the May payment, stated didn't have the funds in the bank for the auto draft, advised payment was posted on 5/20, borrower will contact bank and if payment was not honored will call back to make the payment	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make the May payment, stated didn't have the funds in the bank for the auto draft, advised payment was posted on 5/20, borrower will contact bank and if payment was not honored will call back to make the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: borrower is on repayment plan. as of 7/XX/18 due 15443.03 for 6/XX/2018.	borrower is on repayment plan. as of 7/XX/18 due 15443.03 for 6/XX/2018.
204306068	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower requested verification of mortgage	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower requested verification of mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306069	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	11/XX/2017	Not attempting to contact the borrower	Borrower called and wanted to make payment	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	UTD	Yes	No	No	No other information available in file	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called and wanted to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number utd.  The most recent bankruptcy status is not available in the information provided.  The proof of claim was filed 11/XX/2016.  No other information available in file
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306075	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	8/XX/2016	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower called in to make payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306076	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	02/XX/2018 - Borrower called - received payment coupon - currently in review for a repayment plan.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  02/XX/2018 - Borrower called - received payment coupon - currently in review for a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306078	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower promised to mail in total amount due.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	UTD	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower promised to mail in total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306089	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called to obtain information of getting a copy of the 1098 to complete taxes, referred to www.XXX.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	Yes	1	Completed	Informal (Verbal)	7/XX/2017	11/XX/2017	$2,238.29	11/XX/2017	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to obtain information of getting a copy of the 1098 to complete taxes, referred to www.XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306090	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	UTD	UTD	Incomplete	9/XX/2015	10/XX/2016	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower changed date of phone payment from 07/28 to 08/14.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower changed date of phone payment from 07/28 to 08/14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306099	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Discussed with borrower payment arrangements. Borrower has to wait until SSI is received prior to making payment.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Discussed with borrower payment arrangements. Borrower has to wait until SSI is received prior to making payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306101	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called on 07/XX/2018, confirmed owner occupancy, updated address, and verified that the account was current.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called on 07/XX/2018, confirmed owner occupancy, updated address, and verified that the account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306114	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Tenant Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	The borrower verified their information and stated the home is tenant occupied. They discussed modification options and stated they are seeking a rental company to assist them and cure the account.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower verified their information and stated the home is tenant occupied.  They discussed modification options and stated they are seeking a rental company to assist them and cure the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204306118	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	05/XX/2018 inbound call borrower called in to schedule payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  05/XX/2018 inbound call borrower called in to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306120	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in inquiring about the total amount due, stated that hours had been cut at work but should be picking up. Plans on bringing the loan current.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	5/XX/2017	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in inquiring about the total amount due, stated that hours had been cut at work but should be picking up. Plans on bringing the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306121	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower called to set up a payment in amount of $1789.69.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	8/XX/2016	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to set up a payment in amount of $1789.69.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306127	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower was contacted and borrower stated should not be due until July. Servicer advised that double payment made 04/XX/2018 was for April and May. Servicer advised borrower that a loan history would be sent for borrower's review. Borrower noted on 11/XX/2016 that second check of month is a larger check since it contains commission.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower was contacted and borrower stated should not be due until July.  Servicer advised that double payment made 04/XX/2018 was for April and May.  Servicer advised borrower that a loan history would be sent for borrower's review.  Borrower noted on 11/XX/2016 that second check of month is a larger check since it contains commission.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306135	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Talk to borrower about TAD borrower made payment for 6/XX/2018 borrower states will refinance soon.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	6/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Talk to borrower about TAD borrower made payment for 6/XX/2018 borrower states will refinance soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306147	XXX	MI Active	Performing	8/XX/2018	7/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	08/XX/2018 XXX Insurance premium amount due $933.76 effective date 09/XX/2018 expiration date 09/XX/2019.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  08/XX/2018 XXX Insurance premium amount due $933.76 effective date  09/XX/2018 expiration date 09/XX/2019.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306153	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	10/XX/2015	4/XX/2018	Contact attempts - however unable to contact borrower	08/XX/2018 A Late Payment notice was mailed to the Borrower.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	12/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  08/XX/2018 A Late Payment notice was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306156	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	Poor	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	11/XX/2017	Contact attempts - however unable to contact borrower	BORR IS ON SHORT TERM DISABILITY DUE TO ILLNESS. RFD ILLNESS OF PRINCIPAL BORR. BORR ADV THAT HE IS A XXX AND HIS DOT CERT IS PENDING DUE TO THE ILLNESS. BORR ADV THAT HE IS NEEDING A NEW MACHINE TO HELP CONTINUE WITH THE APPROVAL FOR MED CERT WHICH WAS APPROVED BUT NEEDS FURTHER APPROVAL. BORR ADV THAT SHORT TERM DISABILITY NEEDED TO VERIFY EVERYTHING SO THE MONTH IS CURRENTLY PENDING ON WHEN THEY WILL RELEASE THE FUNDS TO HIM. BORR ADV THAT IT STARTED THE 11/03. BORR ADV IT WILL BE ABOUT 60% OF HIS SALARY. BORR ADV THAT HE DOES NOT HAVE ENOUGH TO COVER THE PAYMENT THIS MONTH. BORR ADV HOPING TO GO BACK TO WORK 12/18. ADV OF SEEING NOTES FROM 11/15 ABOUT TRYING TO DEFER PAYMENTS. **UPDATED FINS** BORR ADV THE 2700 HE DOESN'T KNOW WHAT THAT IS. BORR ADV THAT HE USUALLY BRINGS HOME ABOUT 1260 A WEEK. BORR ADV THAT HIM AND BORR2 ARE DIVORCED AND HE HAS NOT REFINANCED. BORR ADV THAT HE HAD NO INCOME COMING IN THIS MONTH. BORR ADV ALL VACATION TIME WAS USED PRIOR TO THE ISSUES. BORR ADV THAT HE HAS 3 MORTGAGES AND ONE IS SHARED THAT THEY TRADE OFF 6 MONTHS AT A TIME. BORR ADV THAT NOV IS IS LAST PAYMENT FOR THE 6 MONTHS. BORR ADV THAT HE WILL GET BACK PAY FROM 11/03 TO WHENEVER THEY RELEASE THE MONEY **CHECK IN WITH S BLISS** **DELETED PAYMENT FOR 11/30 1753.51 DUE TO NOT BEING ABLE TO MAKE THE PAYMENT** ADV OF NEEDING TO APPLY FOR UE FB. ADV OF THE UBAF. ADV OF THE WAY UE FB WORKS. ADV OF COLLECTION CALLS AND DELINQUENCY NOTICES CONTINUED.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  BORR IS ON SHORT TERM DISABILITY DUE TO  ILLNESS. RFD ILLNESS OF PRINCIPAL BORR.  BORR ADV THAT HE IS A TRUCK DRIVER AND HIS         DOT CERT IS PENDING DUE TO THE ILLNESS.   BORR ADV THAT HE IS NEEDING A NEW MACHINE  TO HELP CONTINUE WITH THE APPROVAL FOR MED         CERT WHICH WAS APPROVED BUT NEEDS FURTHER  APPROVAL. BORR ADV THAT SHORT TERM  DISABILITY NEEDED TO VERIFY EVERYTHING SO          THE MONTH IS CURRENTLY PENDING ON WHEN  THEY WILL RELEASE THE FUNDS TO HIM. BORR  ADV THAT IT STARTED THE 11/03. BORR ADV IT         WILL BE ABOUT 60% OF HIS SALARY. BORR ADV   THAT HE DOES NOT HAVE ENOUGH TO COVER THE  PAYMENT THIS MONTH. BORR ADV HOPING TO GO          BACK TO WORK 12/18. ADV OF SEEING NOTES             FROM 11/15 ABOUT TRYING TO DEFER PAYMENTS.  **UPDATED FINS** BORR ADV THE 2700 HE              DOESN'T KNOW WHAT THAT IS. BORR ADV THAT            HE USUALLY BRINGS HOME ABOUT 1260 A WEEK.  BORR ADV THAT HIM AND BORR2 ARE DIVORCED           AND HE HAS NOT REFINANCED. BORR ADV THAT            HE HAD NO INCOME COMING IN THIS MONTH.   BORR ADV ALL VACATION TIME WAS USED PRIOR          TO THE ISSUES. BORR ADV THAT HE HAS 3               MORTGAGES AND ONE IS SHARED THAT THEY   TRADE OFF 6 MONTHS AT A TIME. BORR ADV             THAT NOV IS IS LAST PAYMENT FOR THE 6               MONTHS. BORR ADV THAT HE WILL GET BACK PAY   FROM 11/03 TO WHENEVER THEY RELEASE THE            MONEY **CHECK IN WITH S BLISS** **DELETED           PAYMENT FOR 11/30 1753.51 DUE TO NOT BEING   ABLE TO MAKE THE PAYMENT** ADV OF NEEDING          TO APPLY FOR UE FB. ADV OF THE UBAF. ADV            OF THE WAY UE FB WORKS. ADV OF COLLECTION   CALLS AND DELINQUENCY NOTICES CONTINUED.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306158	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Incomplete	9/XX/2015	12/XX/2015	7/XX/2018	Ongoing dialogue with borrower	Borrower thought too much was drafted for last payment and discussed plan.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower thought too much was drafted for last payment and discussed plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306169	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Discussed total amount . Borrower lost second job and had not been able to replace it reason for delinquency.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Discussed total amount . Borrower lost second job and had not been able to replace it reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306182	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	Borrower called in and advised is trying to go to Court to have Co-borrower removed from Title. Borrower need a Verification of Mortgage to prove has been paying.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in and advised is trying to go to Court to have Co-borrower removed from Title. Borrower need a Verification of Mortgage to prove has been paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306188	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2016	Contact attempts - however unable to contact borrower	BORR1 STATED THAT BORR2 IS GENERALLY THE PRIMARY PERSONTHAT MAKES PAYMENTS ONTHIS ACCOUNT. OPENEDTASK TO REVERSE MONEY IAO$916.67 FROM PRINCIPAL ACCOUNT TO BE APPLIED TO OCTOBERINSTALLMENT TAD$675.00 REMOVING ALL LATEFEES AGAINST THIS ACCOUNT,APPLYING THE DIFFERENCE IAO$175.19 TO ESCROW, THEREMAINDER IAO$66.48 TO PRINCIPAL, ADVBORR1 OF ADDITIONAL SELF HELP PAYMENT OPTIONS	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  BORR1 STATED THAT BORR2 IS GENERALLY THE PRIMARY PERSONTHAT MAKES PAYMENTS ONTHIS ACCOUNT. OPENEDTASK TO REVERSE MONEY IAO$916.67 FROM PRINCIPAL ACCOUNT TO BE APPLIED TO OCTOBERINSTALLMENT TAD$675.00 REMOVING ALL LATEFEES AGAINST THIS ACCOUNT,APPLYING THE DIFFERENCE IAO$175.19 TO ESCROW, THEREMAINDER IAO$66.48 TO PRINCIPAL, ADVBORR1 OF ADDITIONAL SELF HELP PAYMENT OPTIONS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306190	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	There was an outbound call made to the borrower. The borrower was late due to his self-employment business failing. Per only docmentation received for review period ending 08/XX/2018, appears servicer only tries to contact the borrower through emails and vice versa for the borrower. Last email comment was sent 08/XX/2018 when the new billing statement was sent to the borrower.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	4/XX/2018	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  There was an outbound call made to the borrower.  The borrower was late due to his self-employment business failing.  Per only docmentation received for review period ending 08/XX/2018, appears servicer only tries to contact the borrower through emails and vice versa for the borrower.  Last email comment was sent 08/XX/2018 when the new billing statement was sent to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Property was in FEMA disaster area 09/2017; no evidence of damages.	Property was in FEMA disaster area 09/2017; no evidence of damages.
204306192	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2015	Ongoing dialogue with borrower	Borrower had a bankruptcy, however the bankruptcy was discharged and mortgage was reaffirmed. borrower is making payments, can not verify if borrower is working. Wants to dispute late payments.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2013	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2015.  Borrower had a bankruptcy, however the bankruptcy was discharged and mortgage was reaffirmed. borrower is making payments, can not verify if borrower is working. Wants to dispute late payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower had a bankruptcy, however the bankruptcy was discharged and mortgage was reaffirmed. borrower is making payments, can not verify if borrower is working. Wants to dispute late payments.	Borrower had a bankruptcy, however the bankruptcy was discharged and mortgage was reaffirmed. borrower is making payments, can not verify if borrower is working. Wants to dispute late payments.
204306193	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The last contact was made on 6/XX/2018, in which the borrower scheduled a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact was made on 6/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306199	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Death of Family Member	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	The borrower was advised the bank returned their check. The borrower advised they will check on the return payment as they were not aware. The borrower advised they were driving and they would call back once they check on their bank account.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower was advised the bank returned their check. The borrower advised they will check on the return payment as they were not aware. The borrower advised they were driving and they would call back once they check on their bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306201	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	11/XX/2015	Contact attempts - however unable to contact borrower	The borrower discussed the payment which was returned on 11/XX/2015 due to insufficient funds. A replacement payment was promised. The agent confirmed that the hardship of reduced income was short term. Options such as modification and repayment plans were discussed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower discussed the payment which was returned on 11/XX/2015 due to insufficient funds.  A replacement payment was promised.  The agent confirmed that the hardship of reduced income was short term.  Options such as modification and repayment plans were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204306203	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2017	Yes	12/XX/2017	Not attempting to contact the borrower	Borrower contact in regards to verifying mailing address	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower contact in regards to verifying mailing address
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306205	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower had trouble getting online and is frustrated by fees and was expecting explanation for fees. Borrower stated he would call back and would set up auto pay at that time.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower had trouble getting online and is frustrated by fees and was expecting explanation for fees. Borrower stated he would call back and would set up auto pay at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The borrower stated on 11/XX/2015 that he had roof problems and now has mold. However, there have been no additional claims filed.	The borrower stated on 11/XX/2015 that he had roof problems and now has mold. However, there have been no additional claims filed.
204306208	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower stated they were calling in reference to the repayment plan they are on. Was advised the payment could be made up for 6/XX/2018 without breaking the plan. The borrower was told they could bring the account current at any time during the repayment plan.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Past Due	Informal (Verbal)	5/XX/2018	11/XX/2018	$3,871.97	6/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated they were calling in reference to the repayment plan they are on.  Was advised the payment could be made up for 6/XX/2018 without breaking the plan.  The borrower was told they could bring the account current at any time during the repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306210	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower spouse called in . Authorized 3rd party receive past due letter and wanted to bring account current. Borrower made speed pay of 3054.04 effective 5/XX/2018	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower spouse called in .  Authorized 3rd party receive past due letter and wanted to bring account current.  Borrower made speed pay of 3054.04 effective 5/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204306221	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Family Member	30	1	9/XX/2018	Occupied-UTD	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower stated they got behind but mailed a payment for $1,500. Borrower stated the reason for default was due to car repairs. Borrower advised they will mail another check on 08/03 and 09/03 for $1,500.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated they got behind but mailed a payment for $1,500. Borrower stated the reason for default was due to car repairs. Borrower advised they will mail another check on 08/03 and 09/03 for $1,500.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments dated on 10/XX/2017 state; Possible Borrower Death Unconfirmed by Veri-Tax. Comments on 10/XX/2017 state sister is executor and was advised to send in death certificate and fidiciary documents. Date of Death not provided. 09/XX/2018 XXX Response: No confirmation received of deceased borrower. Last call was verified cust in July. No contact since. AMC Response: Deceased borrower exception removed.	Comments dated on 10/XX/2017 state; Possible Borrower Death Unconfirmed by Veri-Tax. Comments on 10/XX/2017 state sister is executor and was advised to send in death certificate and fidiciary documents. Date of Death not provided. 09/XX/2018 XXX Response: No confirmation received of deceased borrower. Last call was verified cust in July. No contact since. AMC Response: Deceased borrower exception removed.
204306222	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	UTD	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	5/XX/2018	Ongoing dialogue with borrower	The last contact was made on 5/XX/2018, in which the borrower scheduled a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact was made on 5/XX/2018, in which the borrower scheduled a payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306231	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Incomplete	9/XX/2015	10/XX/2015	8/XX/2018	Ongoing dialogue with borrower	Borrower made payment by phone and offered to make future payment arrangements.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made payment by phone and offered to make future payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306233	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The property is owner occupied. The borrower had questions about insurance and the decrease in flood insurance.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The property is owner occupied.  The borrower had questions about insurance and the decrease in flood insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306235	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower has excessive obligations since spouse left, however, said can afford the property.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	Yes	1	Current	Formal (Written)	7/XX/2014	6/XX/2054	$1,283.91	6/XX/2018	UTD	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower has excessive obligations since spouse left, however, said can afford the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower is perpetually late, but has made up the payments and is current;	Borrower is perpetually late, but has made up the payments and is current;
204306237	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	per the comments on 11/XX/17, the borrower called in to arrange for the November payment in the amount of $1496.77. The servicer verified the banking information and the payment was scheduled to be made on 11/XX/17. The comments indicate the December payment would resume via ACH.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  per the comments on 11/XX/17, the borrower called in to arrange for the November payment in the amount of $1496.77. The servicer verified the banking information and the payment was scheduled to be made on 11/XX/17. The comments indicate the December payment would resume via ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: There has been no successful contact with the borrower since 7/XX/17.	There has been no successful contact with the borrower since 7/XX/17.
204306241	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Ongoing dialogue with borrower	Borrower mad e a promise to pay	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower mad e a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306242	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	CUSTOMER CALLING BECAUSE SHE RECEIVED A DEMAND LETTER AFTER SETTING UP A RPP. ADVISED THAT AS LONG AS SHE HONORS THE RPP SHE CAN DISREGARD THE DEFAULT LETTER.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  CUSTOMER  CALLING BECAUSE SHE RECEIVED A DEMAND  LETTER AFTER SETTING UP A RPP. ADVISED  THAT AS LONG AS SHE HONORS THE RPP SHE CAN DISREGARD THE DEFAULT LETTER.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306243	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	60	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306244	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	2/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Ongoing dialogue with borrower	CUSTOMER CALLING FOR PAYMENT INQUIRY. CALLER NEEDED SPANISH TRANSLATOR; CALLED PACIFIC INTERPRETERS FERNANDO. BORROWER IS BEING REPRESENTED BY ATTORNEY AND VERIFIED ATTORNEY INFORMATION.. BORROWER STATED HER MONEY WAS STOLEN AND THAT IS WHY SHE RECEIVED THE BAD CHECK INDICATOR. ADVISED BORROWER TO ASK BANK WHAT THEY NEED FROM XXX IN ORDER TO SET UP BILL PAY..	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  CUSTOMER CALLING FOR  PAYMENT INQUIRY.  CALLER NEEDED SPANISH  TRANSLATOR; CALLED PACIFIC INTERPRETERS FERNANDO.              BORROWER IS BEING  REPRESENTED BY ATTORNEY AND VERIFIED  ATTORNEY INFORMATION.. BORROWER STATED HER  MONEY WAS STOLEN AND THAT IS WHY SHE RECEIVED THE BAD CHECK INDICATOR.  ADVISED  BORROWER TO ASK BANK WHAT THEY NEED FROM XXX IN ORDER TO SET UP BILL PAY..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306249	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2017	Contact attempts - however unable to contact borrower	The borrower called to make a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: numerous attempts to reach borrower, but no contact ever made.	numerous attempts to reach borrower, but no contact ever made.
204306251	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	borrower made payment	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306252	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	TT: CUST1 OB MM GIVEN SSN1: N/A DEMO VRFY: 30 DAY RULE OCCUPANCY: 30 DAY RULE RFC: COLLECTION CALL RFD: NOT APPLICABLE ADV TAD OF $989.3 ADV NEXT PMT DUE $974.3 3/XX/2018 ADV LC ADV GRACE PERIOD 15 *VRFY HISTORICAL BANKING* ADVISED GRACE PERIOD, DUE DATE, CONSEQUENCES, EXPECTATIONS AND NEXT STEPS. NO FURTHER QUESTIONS, ADDRESSED CONCERNS, RECAPPED CALL. CUST SET UP HER MARCH PYMT WITH ME, DECLINED TO SET UP FUTURE PYMTS TODAY. SHE WAS DRIVING TO WORK. ADV PYMT DUE ON THE FIRST DAY OF THE MO, LATE FEES AFTER 16TH AND NEG CREDIT REPORTING AFTER LAST DAY OF THE MO. ADV CONF LETTER WILL BE EMAILED TO HER PER HER REQUEST. ADV XXX, ACH. SHE IS REG AND CHECKED HER ONLINE REG. EVERTHING FINE. SHE WILL LOOK INTO AUTO PAY. LAST CONV WAS ON 2/14, WHEN SHE MADE HER FEB INSTALL. ASKED ABOUT CREDIT REPORTING. ADV LOAN IS MOD AND IF LOAN IS CURRENT, WILL BE REPORTED AS CURRENT ON MODIFIED LOAN. NO OTHER QUESTIONS. RECAPPED. *PROCESSED SPAY1: $989.3 3/XX/2018 CONF#: XXX FEE: $0 NO FEE STATE * DIALED: XXX - USER: XXX 03/XX/2018 6:04AM (PT)	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  TT: CUST1  OB MM GIVEN  SSN1: N/A DEMO  VRFY: 30 DAY RULE OCCUPANCY: 30 DAY RULE           RFC: COLLECTION CALL RFD: NOT APPLICABLE            ADV TAD OF $989.3 ADV NEXT PMT DUE $974.3  3/XX/2018 ADV LC  ADV GRACE PERIOD 15 *VRFY         HISTORICAL BANKING* ADVISED GRACE PERIOD,           DUE DATE, CONSEQUENCES, EXPECTATIONS AND  NEXT STEPS. NO FURTHER QUESTIONS,                  ADDRESSED CONCERNS, RECAPPED CALL. CUST             SET UP HER MARCH PYMT WITH ME, DECLINED TO  SET UP FUTURE PYMTS TODAY. SHE WAS DRIVING         TO WORK. ADV PYMT DUE ON THE FIRST DAY OF           THE MO, LATE FEES AFTER 16TH AND NEG  CREDIT REPORTING AFTER LAST DAY OF THE MO.         ADV CONF LETTER WILL BE EMAILED TO HER PER          HER REQUEST. ADV XXX, ACH. SHE IS  REG AND CHECKED HER ONLINE REG. EVERTHING          FINE. SHE WILL LOOK INTO AUTO PAY. LAST             CONV WAS ON 2/14, WHEN SHE MADE HER FEB  INSTALL. ASKED ABOUT CREDIT REPORTING. ADV         LOAN IS MOD AND IF LOAN IS CURRENT, WILL            BE REPORTED AS CURRENT ON MODIFIED LOAN.  NO OTHER QUESTIONS.  RECAPPED. *PROCESSED          SPAY1: $989.3 3/XX/2018 CONF#: 16346258              FEE: $0  NO FEE STATE * DIALED:  XXX - USER: XXX 03/XX/2018              6:04AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306254	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to discuss status of account and said had made a payment, but thought it might be returned by the bank. Also, discussed mod or repayments options.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to discuss status of account and said had made a payment, but thought it might be returned by the bank. Also, discussed mod or repayments options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306256	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306257	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Other	Bankruptcy	1	7/XX/2018	UTD	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Most recent contact with borrower was the borrower inquiring about what appears to be a bankruptcy and was told no attorney on file or authorization. No further details.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2015	Yes	Retention	No	Active	UTD	No	No	No	Unable to obtain current status and details within collection comments.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Most recent contact with borrower was the borrower inquiring about what appears to be a bankruptcy and was told no attorney on file or authorization.  No further details.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2013.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing payment increase due to escrow amount increase.  This appears to have been resolved.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is active.  Unable to obtain current status and details within collection comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan appears to be in active bankruptcy. Unable to locate details. Loan is delinquent. Prior modification rejected by borrower. Occupancy is noted in several areas a non-owner occupied.	Loan appears to be in active bankruptcy. Unable to locate details. Loan is delinquent. Prior modification rejected by borrower. Occupancy is noted in several areas a non-owner occupied.
204306260	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called and stated some concerns about the billing statement that they received that showed late fees. Servicer advised Borrower that this was due to a shortage because their escrow increased and funds were applied to suspense. Borrower requested copies of previous modification documents.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called and stated some concerns about the billing statement that they received that showed late fees.  Servicer advised Borrower that this was due to a shortage  because their escrow increased and funds were applied to suspense.  Borrower requested copies of previous modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306272	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower wanted to change pay date. Made payment arrangements	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower wanted to change pay date. Made payment arrangements
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 3/XX/2014 - comment on hurricane XXX, but no comments on damage	3/XX/2014 - comment on hurricane XXX, but no comments on damage
204306273	XXX	Performing	8/XX/2018	7/XX/2018	N/A	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Inbound call requesting waiver of late fees. 6 late fees were waived out of 19 that totaled $576.54.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No discharge date provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Inbound call requesting waiver of late fees. 6 late fees were waived out of 19 that totaled $576.54.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower didn't realize how late fees were assessed, so requested them to be waived, which they were.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306274	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	60	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Borrower called to obtain the Overnight Mailing address, advised Borrower of XXX	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2014	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to obtain the Overnight Mailing address, advised Borrower of XXX  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306276	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	UTD	UTD	Incomplete	9/XX/2015	9/XX/2016	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Email sent to borrower regarding Terms of Use for for On-line account.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Email sent to borrower regarding Terms of Use for for On-line account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Indicated the Likihood of Future Delinquency as Moderate due to the rolling 30 day delinquency; however, borrower is making monthly payments.	Indicated the Likihood of Future Delinquency as Moderate due to the rolling 30 day delinquency; however, borrower is making monthly payments.
204306289	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	Customer called in to schedule a payment.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	UTD	No	No	No	Loan not in bankruptcy department any longer.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Customer called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.  Loan not in bankruptcy department any longer.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306296	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	Borrower called to make payment for November and December. Advised of IRS garnishment issue. Working with company, hopefully resolved in January. Stated if not resolved plans on moving out of property and returning property. Stated if have to go that route will call back to discuss deed in lieu or short sale.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Deed In Lieu	12/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to make payment for November and December. Advised of IRS garnishment issue. Working with company, hopefully resolved in January. Stated if not resolved plans on moving out of property and returning property. Stated if have to go that route will call back to discuss deed in lieu or short sale.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306298	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	Borrower called in to verify next payment amount and due date.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to verify next payment amount and due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306301	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Advised borrower of grace period and addressed concerns and borrower is not represented by an attorney.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Advised borrower of grace period and addressed concerns and borrower is not represented by an attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204306302	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Ongoing dialogue with borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306306	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	UTD	UTD	Yes	Yes	9/XX/2015	Contact attempts - however unable to contact borrower	per the comments on 9/XX/15, the borrower called in to confirm the payment of $3278.28 was scheduled in the speed pay system. The servicer confirmed the payment was present. The borrower indicated that the reason for delinquency at that time was due to being self-employed and the borrower depended on payments from clients. the borrower was reminded of payment expectations and consequences, and declined to set up future payments at that time.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  per the comments on 9/XX/15, the borrower called in to confirm the payment of $3278.28 was scheduled in the speed pay system. The servicer confirmed the payment was present. The borrower indicated that the reason for delinquency at that time was due to being self-employed and the borrower depended on payments from clients. the borrower was reminded of payment expectations and consequences, and declined to set up future payments at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: per the last contact with the borrower on 9/XX/15, the borrower is self-employed. There has been no contact with the borrower since 9/XX/15, and attempts to contact have been unsuccessful.	per the last contact with the borrower on 9/XX/15, the borrower is self-employed. There has been no contact with the borrower since 9/XX/15, and attempts to contact have been unsuccessful.
204306309	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2016	Contact attempts - however unable to contact borrower	Borrower made payment for $1800 dated 08/XX/2018. Borrower was also advised of modification process.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	Yes	Yes	No	Last comment mentioned bankruptcy has been discharged and borrower has been unable to access their account online.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower made payment for $1800 dated 08/XX/2018.  Borrower was also advised of modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The proof of claim was filed 01/XX/2013.  Last comment mentioned bankruptcy has been discharged and borrower has been unable to access their account online.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306310	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	No contact has been made. Only voicemails. Borrower is making payments. No foreclosure, no bankruptcy. doing a modification..	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  No contact has been made. Only voicemails. Borrower is making payments. No foreclosure, no bankruptcy. doing a modification..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306322	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower called regarding letter received for being late. Borrower advised that notices will continue as long as loan is delinquent and not to worry as on repay plan.
Borrower made speed pay for 2227.23 effective for 6/XX/18.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called regarding letter received for being late.  Borrower  advised that notices will continue as long as loan is delinquent and not to worry as on repay plan.
Borrower made speed pay for 2227.23 effective for 6/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306334	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Last comment on 6/XX/2018 indicates borrower setup a one time payment arrangement for her due date to be changed from 06/XX/2018 to 06/XX/2018 for $1334.12. Comment on the account on 1/XX/2018 indicates customer is in an active perm mod that started 3/XX/2018	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last comment on 6/XX/2018 indicates borrower setup a one time payment arrangement for her due date to be changed from 06/XX/2018 to 06/XX/2018 for $1334.12. Comment on the account on 1/XX/2018 indicates customer is in an active perm mod that started 3/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306339	XXX	Performing	8/XX/2018	7/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower called to request a tax form.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to request a tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306345	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Not attempting to contact the borrower	Borrower called in to request a verification of mortgage	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in to request a verification of mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306349	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	The servicer called and spoke to the borrower in reference to the account being 120 days delinquent. The borrower stated sent in payment in amount of $6500.00 to reinstate the account. The agent advised borrower that the account is due for the September payment and offered to set up the payment. The borrower stated was driving and will call back in to make the payment or will pay online.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The servicer called and spoke to the borrower in reference to the account being 120 days delinquent. The borrower stated sent in payment in amount of $6500.00 to reinstate the account. The agent advised borrower that the account is due for the September payment and offered to set up the payment. The borrower stated was driving and will call back in to make the payment or will pay online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower made a verbal payment dispute stating that a payment in amount of $1465.33 was paid in March and that the issue started with Chase. The agent advised borrower to send in proof to correspondence fax. Appears issue was resolved as no further discussion relating to payment dispute noted.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306350	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	5/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Yes	5/XX/2018	Ongoing dialogue with borrower	BORROWER IS CALLING IN TO SET UP PAYMENT FOR APRIL. BORROWER DECLINES LOSS MITT OPTIONS AT THIS TIME AND ASKS ABOUT REFINANCING AND REVERSE MORTGAGE.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  BORROWER IS CALLING         IN TO SET UP PAYMENT FOR APRIL. BORROWER DECLINES LOSS MITT OPTIONS AT THIS  TIME  AND ASKS ABOUT REFINANCING AND  REVERSE MORTGAGE.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306353	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Contact attempts have been made from 6/4-7/XX/20189. Borrower never answered. loan is still delinquent .	Contact attempts have been made from 6/4-7/XX/20189. Borrower never answered. loan is still delinquent .
204306359	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Occupied-UTD	UTD	Incomplete	9/XX/2015	10/XX/2015	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower explained financial hardship and scheduled several payments	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower explained financial hardship and scheduled several payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower has 2 modifications on loan	Borrower has 2 modifications on loan
204306360	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Borrower contact made and payment processed.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower contact made and payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306362	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Other	Bankruptcy	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Incomplete	9/XX/2015	10/XX/2015	4/XX/2018	Not attempting to contact the borrower	Last contact Borrower confirmed Bankruptcy Attorney information and discussed a check received by Borrower in accordance with Escrow Valuation.	No	Good	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	Yes	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last contact Borrower confirmed Bankruptcy Attorney information and discussed a check received by Borrower  in accordance with Escrow Valuation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 02/XX/2015.  A motion for relief was filed 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306370	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	4/XX/2018	Ongoing dialogue with borrower	The borrower called to discuss the modification/payments.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to discuss the modification/payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306376	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	6/XX/2018	Ongoing dialogue with borrower	Inbound from borrower - principal borrower is ill and wanted to discuss payment. Borrower set up a payment in amount of $1771.00.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	10/XX/2017	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Inbound from borrower - principal borrower is ill and wanted to discuss payment. Borrower set up a payment in amount of $1771.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 07/XX/2016 per comments borrower is unemployed	07/XX/2016 per comments borrower is unemployed
204306380	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	8/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $2310.38 on 1/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  8/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $2310.38 on 1/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306381	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The authorized third party spouse called in to see why account was past due and the agent advised of missing payment in November 2016.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	Chapter 7	No	No	No	Case terminated 06/XX/2012. The discharge date was not provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The authorized third party spouse called in to see why account was past due and the agent advised of missing payment in November 2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Case terminated 06/XX/2012. The discharge date was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306382	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called with ACH questions. Set up a payment.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called with ACH questions.  Set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306388	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	4/XX/2018	UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Payment dispute.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	1/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Payment dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306390	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called regarding the payment, the automated phone system was giving a higher amount, confirmed reason for default was an illness of a family member, reviewed escrow change and processed payment of $1263.18 next due 06/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called regarding the payment, the automated phone system was giving a higher amount, confirmed reason for default was an illness of a family member, reviewed escrow change and processed payment of $1263.18 next due 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306393	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	The borrower stated their income was affected due to XXX and did not work for 2 weeks.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower stated their income was affected due to XXX and did not work for 2 weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306399	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Borrower advised that his RFD was due to a casualty loss. Loss mitigation options were discussed and the borrower scheduled a payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower advised that his RFD was due to a casualty loss. Loss mitigation options were discussed and the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306401	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2015	No	Retention	Yes	1	Discharged	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306405	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Filed/Under Plan	Chapter 13	Yes	No	No	Older bankruptcy outside of review scope noted.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2013.  Older bankruptcy outside of review scope noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306406	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Last contact with borrower was on 04/XX/2018. The borrower stated they were no longer active in Bankruptcy and the borrower would like to go back to receiving their mail. Request was put in by agent to ensure it was cared for.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Last contact with borrower was on 04/XX/2018. The borrower stated they were no longer active in Bankruptcy and the borrower would like to go back to receiving their mail. Request was put in by agent to ensure it was cared for.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306411	XXX	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2016	Not attempting to contact the borrower	Outbound call to the borrower. They made a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Outbound call to the borrower. They made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306413	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Ongoing dialogue with borrower	Borrower called and stated called to make the July payment, borrower stated will mail the September payment. Borrower scheduled a speed-pay for $2189.74, effective 7/XX/2017.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called and stated called to make the July payment, borrower stated will mail the September payment. Borrower scheduled a speed-pay for $2189.74, effective 7/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306418	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called regarding payment increase. Servicer advised of new escrow amount.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called regarding payment increase. Servicer advised of new escrow amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306420	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called regarding insurance check. Servicer advised where to send and other documents required for claim.	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	Claim filed 05/XX/2018 for wind damage to the roof and windows that occurred on 04/XX/2018. The borrower noted has a check in the amount of $7807.71 that needs to be endorsed. The claim is pending the receipt of funds and documentation.	Wind	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called regarding insurance check. Servicer advised where to send and other documents required for claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed 05/XX/2018 for wind damage to the roof and windows that occurred on 04/XX/2018. The borrower noted has a check in the amount of $7807.71 that needs to be endorsed.  The claim is pending the receipt of funds and documentation.  The damage repair amount is estimated at $7,807.71.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 04/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $7,807.71 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF368323 XXX 5/XX/2018 6:04:04 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 04/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $7,807.71 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF368323 XXX 5/XX/2018 6:04:04 PM No AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 04/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $7,807.71 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF368323 XXX 5/XX/2018 6:04:04 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 04/XX/2018 LOSS TYPE: WIND DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $7,807.71 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF368323 XXX 5/XX/2018 6:04:04 PM No AMC's Response: Servicer Response added to review - no change in exceptions.
204306424	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower advised that his RFD was due to excessive obligations and will not be able to make the 04/01 payment until May.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	7/XX/2017	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised that his RFD was due to excessive obligations and will not be able to make the 04/01 payment until May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 06/XX/2015 spouse is not working and not update that they are working again

10/XX/2015 Hazard claim but unclear the damge

																																																																																																																																																																																															10/XX/2017 deceased borrower - no other information	06/XX/2015 spouse is not working and not update that they are working again 10/XX/2015 Hazard claim but unclear the damge 10/XX/2017 deceased borrower - no other information
204306427	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	6/XX/2018	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306432	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower's wife called in to inquire about the payment amount due (authorized 3rd party).	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower's wife called in to inquire about the payment amount due (authorized 3rd party).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306455	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower called to discuss the escrow on loan. Reviewed escrow and new payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	4/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to discuss the escrow on loan. Reviewed escrow and new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The borrower appears to have filed bankruptcy prior to time of scope; no specific information was provided.	The borrower appears to have filed bankruptcy prior to time of scope; no specific information was provided.
204306456	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Tenant Occupied	UTD	Yes	Yes	5/XX/2017	Not attempting to contact the borrower	Notes indicate that borrower called to have a Speedpay payment scheduled but is disputing the Late fees along with other fees as well. Agent advised that borrower must do so in writing.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Notes indicate that borrower called to have a Speedpay payment scheduled but is disputing the Late fees along with other fees as well. Agent advised that borrower must do so in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204306457	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in to request a payoff quote.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in to request  a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306460	XXX	Performing	8/XX/2018	8/XX/2018	Unable to Contact Borrower	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	6/XX/2016	Incomplete	9/XX/2015	6/XX/2016	Contact attempts - however unable to contact borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306476	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	8/XX/2018	Tenant Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower inquired about a lletter received; Servicer advised to disregard.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	The borrower reported roof and window damage on 09/XX/2017 due to XXX. The borrower stated a claim was filed. The commentary dated 02/XX/2018 states the deductible was more than the claim amount. There is no evidence of the completion of repairs.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower inquired about a lletter received; Servicer advised to disregard.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported roof and window damage on 09/XX/2017 due to XXX.  The borrower stated a claim was filed.  The commentary dated 02/XX/2018 states the deductible was more than the claim amount.  There is no evidence of the completion of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.
204306477	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower contact made and payment processed.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact made and payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306484	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	8/XX/2016	Yes	6/XX/2018	Ongoing dialogue with borrower	RFC: COLLECTION CALL. BORROWER STATES SHE IS IN A HURRY AND PLANS TO MAKE THE PAYMENT. . BORROWER DECLINED STATING SHE IS DISPUTING THE FEES ON THE ACCOUNT AND WILL BE SENDING IN THE REGULAR INSTALLMENT THROUGH HER BILL PAY.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  RFC: COLLECTION CALL. BORROWER STATES SHE IS IN A HURRY AND PLANS TO MAKE THE PAYMENT. . BORROWER DECLINED STATING SHE IS DISPUTING THE FEES ON THE ACCOUNT AND WILL BE SENDING IN THE  REGULAR INSTALLMENT THROUGH HER BILL PAY.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306486	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	UTD	UTD	Incomplete	9/XX/2015	8/XX/2016	Incomplete	9/XX/2015	8/XX/2016	4/XX/2018	Ongoing dialogue with borrower	The borrower called and advised they received a letter stating they owe on the loan. The borrower stated they are confused because they completed a repayment plan. The borrower advised if they are delinquent they would like another repayment plan. The servicer advised after the repayment plan was completed the borrower is one month behind. The servicer advised the borrower they can be set up for a 5 month repayment plan and the borrower agreed to the repayment plan.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	Current	Formal (Written)	5/XX/2018	9/XX/2018	$2,570.35	6/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and advised they received a letter stating they owe on the loan. The borrower stated they are confused because they completed a repayment plan. The borrower advised if they are delinquent they would like another repayment plan. The servicer advised after the repayment plan was completed the borrower is one month behind. The servicer advised the borrower they can be set up for a 5 month repayment plan and the borrower agreed to the repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306495	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Servicer advised borrower that loan is 8 cents short; borrower said he never received the modification packet.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer advised borrower that loan is 8 cents short; borrower said he never received the modification packet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306497	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower called in because he needed a 1098 form sent to him. The rep also advised him about his payment always being a month behind. The reason is because the borrower said a payment was lost.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in because he needed a 1098 form sent to him.  The rep also advised him about his payment always being a month behind.  The reason is because the borrower said a payment was lost.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204306498	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	Borrower called regarding letter received dated January 15th. Advised due for January installment, late fees and property inspection fee. Went over pay history and found a missed portion of June 2016 payment.	No	Fair	Resolved	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called regarding letter received dated January 15th. Advised due for January installment, late fees and property inspection fee. Went over pay history and found a missed portion of June 2016 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306502	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated will make 2 payments to get caught up.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated will make 2 payments to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306504	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower called requesting assistance with making payments online.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called requesting assistance with making payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306506	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Account inquiry. Called regarding payment setup for may payment. Setup payment for $1498.03 for 05/XX/2018. Advised could post date payment of $1498.03 on 06/XX/2018.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Account inquiry.  Called regarding payment setup for may payment.  Setup payment for $1498.03 for 05/XX/2018.  Advised could post date payment of $1498.03 on 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204306509	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Not attempting to contact the borrower	Borrower was current at the time but was calling regarding an insurance claim and wanted to know who they needed to call. Borrower was provided information and the call was transferred.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower was current at the time but was calling regarding an insurance claim and wanted to know who they needed to call.  Borrower was provided information and the  call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306510	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called to go over repayment plan. Borrower advised that default letters will continue until the loan is current.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to go over repayment plan.  Borrower advised that default letters will continue until the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204306513	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	At last contact, the borrower was called and paid $942.06 on 5/XX/2018 and scheduled $942.05 for 6/XX/2018 and $942.05 for 7/XX/2018. The borrower confirmed the property is owner occupied. On 7/XX/2017, the state they were self-employed.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  At last contact, the borrower was called and paid $942.06 on 5/XX/2018 and scheduled $942.05 for 6/XX/2018 and $942.05 for 7/XX/2018.  The borrower confirmed the property is owner occupied.  On 7/XX/2017, the state they were self-employed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306517	XXX	Performing	8/XX/2018	7/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower indicates her retirement and SSI were reduced at the beginning of the year and had to pay $400 to fix a garage door.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	Yes	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower indicates her retirement and SSI were reduced at the beginning of the year and had to pay $400 to fix a garage door.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306519	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower confirmed impacted by disaster. Extension mailed to borrower.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower confirmed impacted by disaster.  Extension mailed to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306521	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	TT: CUST1 DEMO VRFY: VERIFIED INFORMATION OCCUPANCY: OWNER OCCUPIED RFC: COLLECTION CALL RFD: OTHER ENGLISH MM, ADV TAD, CUSOTMER SHCEUDLE A PAYMENT FOR 777.64 FOR THE MONTH OF FEB, PAYMENT HISTROY, RFD: NO HARDSHIP GOING ONO, CUSOTMER DENIED TO DO PAYMENT OVER THE PHONE, CUSOTMER WILL CALL BACK AND PAY BEFOER THE END OF THE MONTH, DEMOS, XXX ACH, RECAP - USER: XXX 03/XX/2018 1:01PM (PT)	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  TT: CUST1 DEMO VRFY: VERIFIED INFORMATION  OCCUPANCY: OWNER OCCUPIED RFC: COLLECTION          CALL RFD: OTHER ENGLISH MM, ADV TAD,                CUSOTMER SHCEUDLE A PAYMENT FOR 777.64 FOR  THE MONTH OF FEB, PAYMENT HISTROY, RFD: NO         HARDSHIP GOING ONO, CUSOTMER DENIED TO DO           PAYMENT OVER THE PHONE, CUSOTMER WILL CALL  BACK AND PAY BEFOER THE END OF THE MONTH,          DEMOS, XXX ACH, RECAP - USER:               EARECHIG 03/XX/2018 1:01PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306522	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306525	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	At last contact, the borrower called inquiring about the account status and the 2011 loan modification terms. The borrower stated they were no longer represented by an attorney.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	Yes	1	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  At last contact, the borrower called inquiring about the account status and the 2011 loan modification terms.  The borrower stated they were no longer represented by an attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306529	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Emailed borrower for reminder on the due payment on the loan	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Emailed borrower for reminder on the due payment on the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306538	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower discussed the account and made a payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower discussed the account and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306541	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Customer called in to set up payments and inquire about the ACH letter previously requested but not yet received. 6/XX/2018: Borrower called to make a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Customer called in to set up payments and inquire about the ACH letter previously requested but not yet received.
6/XX/2018: Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306544	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Payment inquiry - wanted to know when will post. Has not received paycheck. Will try to get 401k funds.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Payment inquiry - wanted to know when will post. Has not received paycheck. Will try to get 401k funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306549	XXX	Performing	8/XX/2018	8/XX/2018	Death of Mortgagor	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Inbound from the borrower to make speedpay and set up additional payments	No	Fair	Permanent	Weak	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	Per comments two bankruptcies filed, 2008 and 2017 no case numbers provided for either filing.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Inbound from the borrower to make speedpay and set up additional payments  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2017.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  Per comments two bankruptcies filed, 2008 and 2017 no case numbers provided for either filing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per comment 11/XX/2016 borrower is unemployed

No case numbers for bankruptcies.

																																																																																																																																																																																															No date of death for primary borrower.	Per comment 11/XX/2016 borrower is unemployed No case numbers for bankruptcies. No date of death for primary borrower.
204306550	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Ongoing dialogue with borrower	Borrower called to receive payoff, verification of mortgage and payment history.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to receive payoff, verification of mortgage and payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306554	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower made a payment $1797.10	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a payment $1797.10
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306558	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The authorized third party called in to confirm has a payment scheduled for 08/XX/2018 for total amount due and the agent verified that there is a payment scheduled for that date. The agent offered to set up the next two payments and the third party agreed and the agent processed two payments in amount of $1759.07 each to be drafted on 09/XX/2018 and 10/XX/2018 and provided the payment confirmation numbers.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The authorized third party called in to confirm has a payment scheduled for 08/XX/2018 for total amount due and the agent verified that there is a payment scheduled for that date. The agent offered to set up the next two payments and the third party agreed and the agent processed two payments in amount of $1759.07 each to be drafted on 09/XX/2018 and 10/XX/2018 and provided the payment confirmation numbers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306559	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower on repay plan, advised was sick and spouse had hours cut. Borrower changed payments and servicer advised of demand letter. Borrower refuse to set up additional payments.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower on repay plan, advised was sick and spouse had hours cut.  Borrower changed payments and servicer advised of demand letter.  Borrower refuse to set up additional payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306565	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower was contacted for the payment due and stated they did not want to be called during the grace period and the call was ended.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Completed	Formal (Written)	9/XX/2017	4/XX/2017	$0.00	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was contacted for the payment due and stated they did not want to be called during the grace period and the call was ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306566	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	8/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306569	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Notes indicate that borrower advised they paid $2500 plus another $1900 to get account current. Agent advised that was to pay the past due balance and was calling about the current payment. Borrower advised she needed to put her son on the phone to have the payment made. Agent advised that borrower needed to be on phone along with son and in doing so, the call disconnected.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Notes indicate that borrower advised they paid $2500 plus another $1900 to get account current. Agent advised that was to pay the past due balance and was calling about the current payment. Borrower advised she needed to put her son on the phone to have the payment made. Agent advised that borrower needed to be on phone along with son and in doing so, the call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306572	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Yes	3/XX/2018	Ongoing dialogue with borrower	On 10/XX/2015; reason for default: curtailment of income; customer2 called to discuss options to bring the loan current; customer2 stated interested in a 3-month repayment plan; agent scheduled a call back to arrange the repayment plan on October 31st; Speed Pay process for $1000 date 10/XX/2015.

On 2/XX/2016; occupancy verified – owner occupied; reason for default: excessive obligation; customer called and stated received a letter in regards to the account being in foreclosure; customer stated wants to keep the home and wanted to discuss options to keep the property; customer stated the reason for default was due to excessive obligation issues with the IRS and the spouse’s paycheck was garnished leaving $300 for expenses; customer stated paid $700 every 2 weeks; customer stated spoke with a prior agent to set up a payment arrangement to being the account current, and that the prior agent was supposed to call back to discuss repayment plan options, per customer did not receive a call back; customer stated is in the process of filing taxes for 2013 and 2015 to resolve everything; agent advised the customer of repayment plan and loan Modification; customer requested to have repayment plan option sent out to the customer; agent submitted the request; customer also stated interested in doing a Modification; agent went over documents that the customer will need to send and the processing review and explained to the customer the Modification is not guaranteed as the customer has had previous Loan Modifications.

On 3/XX/2016; customer called to make a payment for the reinstated amount; agent advised the customer of the amount and the customer stated would wire transfer the amount $6592.75 date 3/XX/2016.

On 3/XX/2016; customer called back to obtain the city and state code to wire the funds with XXX; customer was advised would need to do the wire transfer through the Bank or send certified funds via overnight mail; customer was given wire instructions; agent advised the customer the loan is in foreclosure, but no sale date; customer was advised once the loan is brought current, the next payment due is 4/XX/2016 for $878.84; customer was also advised the loan was transferred to us 10/XX/2015.

On 4/XX/2016; customer called and wanted to know why the billing statement shows the amount due is zero; customer was advised the billing statement was generated during the same time the reinstatement was paid and that the next billing statement will show what is due; customer was advised the account is current and the next month payment due is for April.

On 4/XX/2016; both customers called and wanted to know why the letter they received is showing an amount owned of $1607.87 when the loan was just reinstated; agent advised the customers the additional fee appears to be an attorney fee added to the account on 4/XX/2016, but not sure why it was applied after the account was reinstated but could do some research and follow up with them on Monday; customer1 stated would like to make a payment: Speed Pay processed for $893.87 date 4/XX/2016.

On 4/XX/2016; occupancy verified – owner occupied; customer called wanting to know why the billing statement shows $1607.87 due on the account; the agent reviewed the account and a fee of $54.00 was charged to the account; agent advised the customer to send the dispute in writing for the fee on the account.

On 8/XX/2016; customer2 called and agreed to schedule the August payment for 8/XX/2016; Speed Pay processed for $893.87 date 8/XX/2016.

On 8/XX/2016; customer2 called and wanted to change the arrangement on the file from 8/XX/2016 to 8/XX/2016 due to home repair – the garage door had to be fixed, but the repair has been resolved; customer2 also stated intent is to keep the property.

On 12/XX/2016; reason for default: unemployment; customer called and stated unemployed as of end of November and actively looking for another job, currently working a temporary job; customer was advised of the deficit of $1708.73 on the loan; agent advised the customer of the Modification documents and the customer should receive it in the mail within 10 business days by 1/XX/2017 and must be returned by 1/XX/2017, time frame to review about 30-45 business days and to continue to follow up.

On 1/XX/2017; customer contacted; customer stated is currently trying to modify the loan, but stated has not receive the repayment plan package; agent advised the customer the documents were sent 12/XX/2016; per the customer, did not receive them; agent advised the customer where to print out the Modification documents online to complete and mail back along with proof of income; per the comments, the customer has a long time hardship as laid off/unemployed as of December, but is currently working a temporary job.

On 1/XX/2017; reason for default: curtailment of income; customer called back regarding the online documents and how to complete them; agent directed the customer to the online Tab; customer understood; customer stated reason for default: reduction of income; agent advised the customer that the best option would be the Modification and that there were 3 previous Modification on the loan and that the Modification is not guaranteed; customer understood and stated the will have the Modification to us by 1/XX/2017.

On 1/XX/2017; customer called to see if the uploaded Modification documents have been received; agent advised the customer the documents have been uploaded and received via Website and to continue to follow up every 7-14 business days.

On 2/XX/2017; customer called to check the status of the account; agent advised the customer of the Demand letter sent, amount owned $1769.46 and expired 1/XX/2017; customer stated is doing a Modification and will send the document in by 2/XX/2017.

On 2/XX/2017; customer called to check the Modification loan status and to see if the documents were received; customer was advised the documents were not received and to send in proof of income and the 4506-T form; customer stated can expect the documents back by 2/XX/2017; customer stated reason for default: unemployed from November 2016 to December 2016 and took a $2200 pay cut to currently work a temporary job.

On 4/XX/2017; customer2 called and stated they are going to accept the Trail offer effective 4/XX/2017 for $797.36; 1st Trail payment set up for 4/XX/2017 for $797.36.

On 5/XX/2017; customer2 called about the Modification payment; customer advised the total amount due $5455.75 and that the 1st Trail payment was set up and to continue to make the Trail payments until the Final Modification is completed; Speed Pay processed for $797.36 dates 5/XX/2017, 6/XX/2017 and 7/XX/2017.

On 6/XX/2017; customer2 called and stated the Modification documents were received and sent back 6/XX/2017; agent confirmed documents received today.

On 8/XX/2017; customer2 called to verify if the total amount due is $10.01 as stated by the automatic payment verification line; customer was advised of the total amount due and Speed Pay payment was taken for $792.37 date 8/XX/2017.

On 8/XX/2017; customer2 contacted to verify the payments set up for August/September/October for $792.37 as the payment has changed to $792.05; per customer2 leave the payments as is.

On 8/XX/2017; customer2 called and wanted to change the September payment to 9/5; customer getting paid on the first of the month.

On 11/XX/2017; customer2 contacted and advised of total amount due $801.10; Speed Pay processed for $801.10 date 11/XX/2017.

On 2/XX/2018; customer contacted and informed of total amount due; last payment received 1/XX/2018 for $791.89; customer stated reason for default: excessive obligations – hardship started 1/2018; stated expenses for furnace about $2200 and new tires $700.

On 3/XX/2018; customer called and stated tried to make a payment online a couple of Fridays ago, but the payment did not go through; customer was advised the payment was not received; Speed Pay processed for $1583.78 date 3/XX/2018.

On 3/XX/2018; customer called back to change the payment to $791.89 for today and make the March payment $791.89 for 3/XX/2018; updated Speed Pay processed for $791.89 date 3/XX/2018.

On 3/XX/2018; customer called and stated that the payment scheduled on 3/XX/2018 for $791.89 to cover the March installment would need to be change to 3/16/2018 to have more time to deposit the spouse’s check in the bank; updated payment date from 3/XX/2018 to 3/16/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 10/XX/2015; reason for default: curtailment of income; customer2 called to discuss options to bring the loan current; customer2 stated interested in a 3-month repayment plan; agent scheduled a call back to arrange the repayment plan on October 31st; Speed Pay process for $1000 date 10/XX/2015.

On 2/XX/2016; occupancy verified – owner occupied; reason for default: excessive obligation; customer called and stated received a letter in regards to the account being in foreclosure; customer stated wants to keep the home and wanted to discuss options to keep the property; customer stated the reason for default was due to excessive obligation issues with the IRS and the spouse’s paycheck was garnished leaving $300 for expenses; customer stated paid $700 every 2 weeks; customer stated spoke with a prior agent to set up a payment arrangement to being the account current, and that the prior agent was supposed to call back to discuss repayment plan options, per customer did not receive a call back; customer stated is in the process of filing taxes for 2013 and 2015 to resolve everything; agent advised the customer of repayment plan and loan Modification; customer requested to have repayment plan option sent out to the customer; agent submitted the request; customer also stated interested in doing a Modification; agent went over documents that the customer will need to send and the processing review and explained to the customer the Modification is not guaranteed as the customer has had previous Loan Modifications.

On 3/XX/2016; customer called to make a payment for the reinstated amount; agent advised the customer of the amount and the customer stated would wire transfer the amount $6592.75 date 3/XX/2016.

On 3/XX/2016; customer called back to obtain the city and state code to wire the funds with XXX; customer was advised would need to do the wire transfer through the Bank or send certified funds via overnight mail; customer was given wire instructions; agent advised the customer the loan is in foreclosure, but no sale date; customer was advised once the loan is brought current, the next payment due is 4/XX/2016 for $878.84; customer was also advised the loan was transferred to us 10/XX/2015.

On 4/XX/2016; customer called and wanted to know why the billing statement shows the amount due is zero; customer was advised the billing statement was generated during the same time the reinstatement was paid and that the next billing statement will show what is due; customer was advised the account is current and the next month payment due is for April.

On 4/XX/2016; both customers called and wanted to know why the letter they received is showing an amount owned of $1607.87 when the loan was just reinstated; agent advised the customers the additional fee appears to be an attorney fee added to the account on 4/XX/2016, but not sure why it was applied after the account was reinstated but could do some research and follow up with them on Monday; customer1 stated would like to make a payment: Speed Pay processed for $893.87 date 4/XX/2016.

On 4/XX/2016; occupancy verified – owner occupied; customer called wanting to know why the billing statement shows $1607.87 due on the account; the agent reviewed the account and a fee of $54.00 was charged to the account; agent advised the customer to send the dispute in writing for the fee on the account.

On 8/XX/2016; customer2 called and agreed to schedule the August payment for 8/XX/2016; Speed Pay processed for $893.87 date 8/XX/2016.

On 8/XX/2016; customer2 called and wanted to change the arrangement on the file from 8/XX/2016 to 8/XX/2016 due to home repair – the garage door had to be fixed, but the repair has been resolved; customer2 also stated intent is to keep the property.

On 12/XX/2016; reason for default: unemployment; customer called and stated unemployed as of end of November and actively looking for another job, currently working a temporary job; customer was advised of the deficit of $1708.73 on the loan; agent advised the customer of the Modification documents and the customer should receive it in the mail within 10 business days by 1/XX/2017 and must be returned by 1/XX/2017, time frame to review about 30-45 business days and to continue to follow up.

On 1/XX/2017; customer contacted; customer stated is currently trying to modify the loan, but stated has not receive the repayment plan package; agent advised the customer the documents were sent 12/XX/2016; per the customer, did not receive them; agent advised the customer where to print out the Modification documents online to complete and mail back along with proof of income; per the comments, the customer has a long time hardship as laid off/unemployed as of December, but is currently working a temporary job.

On 1/XX/2017; reason for default: curtailment of income; customer called back regarding the online documents and how to complete them; agent directed the customer to the online Tab; customer understood; customer stated reason for default: reduction of income; agent advised the customer that the best option would be the Modification and that there were 3 previous Modification on the loan and that the Modification is not guaranteed; customer understood and stated the will have the Modification to us by 1/XX/2017.

On 1/XX/2017; customer called to see if the uploaded Modification documents have been received; agent advised the customer the documents have been uploaded and received via Website and to continue to follow up every 7-14 business days.

On 2/XX/2017; customer called to check the status of the account; agent advised the customer of the Demand letter sent, amount owned $1769.46 and expired 1/XX/2017; customer stated is doing a Modification and will send the document in by 2/XX/2017.

On 2/XX/2017; customer called to check the Modification loan status and to see if the documents were received; customer was advised the documents were not received and to send in proof of income and the 4506-T form; customer stated can expect the documents back by 2/XX/2017; customer stated reason for default: unemployed from November 2016 to December 2016 and took a $2200 pay cut to currently work a temporary job.

On 4/XX/2017; customer2 called and stated they are going to accept the Trail offer effective 4/XX/2017 for $797.36; 1st Trail payment set up for 4/XX/2017 for $797.36.

On 5/XX/2017; customer2 called about the Modification payment; customer advised the total amount due $5455.75 and that the 1st Trail payment was set up and to continue to make the Trail payments until the Final Modification is completed; Speed Pay processed for $797.36 dates 5/XX/2017, 6/XX/2017 and 7/XX/2017.

On 6/XX/2017; customer2 called and stated the Modification documents were received and sent back 6/XX/2017; agent confirmed documents received today.

On 8/XX/2017; customer2 called to verify if the total amount due is $10.01 as stated by the automatic payment verification line; customer was advised of the total amount due and Speed Pay payment was taken for $792.37 date 8/XX/2017.

On 8/XX/2017; customer2 contacted to verify the payments set up for August/September/October for $792.37 as the payment has changed to $792.05; per customer2 leave the payments as is.

On 8/XX/2017; customer2 called and wanted to change the September payment to 9/5; customer getting paid on the first of the month.

On 11/XX/2017; customer2 contacted and advised of total amount due $801.10; Speed Pay processed for $801.10 date 11/XX/2017.

On 2/XX/2018; customer contacted and informed of total amount due; last payment received 1/XX/2018 for $791.89; customer stated reason for default: excessive obligations – hardship started 1/2018; stated expenses for furnace about $2200 and new tires $700.

On 3/XX/2018; customer called and stated tried to make a payment online a couple of Fridays ago, but the payment did not go through; customer was advised the payment was not received; Speed Pay processed for $1583.78 date 3/XX/2018.

On 3/XX/2018; customer called back to change the payment to $791.89 for today and make the March payment $791.89 for 3/XX/2018; updated Speed Pay processed for $791.89 date 3/XX/2018.

On 3/XX/2018; customer called and stated that the payment scheduled on 3/XX/2018 for $791.89 to cover the March installment would need to be change to 3/16/2018 to have more time to deposit the spouse’s check in the bank; updated payment date from 3/XX/2018 to 3/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306573	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	CUSTOMER SAID THAT THERE WAS A DOUBLE PAYMENT AT THE END OF APRIL AND THIS CAUSED HIM TO HAVE A LOW BALANCE FOR THIS MONTH. CUSTOMER SAID THAT HE DIDN'T KNOW THE PAYMENT SET UP BY US FOR 04/XX/2018 WAS AUTHORIZED. ADVISED NO BALANCE DUE TO MAY AND NEXT PAYMENT DUE BY 06/XX/2018. CUSTOMER DECLINED SETTING UP SPAY FOR JUNE SAYING HE WOULD MAKE ONE ON HIS OWN.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2016	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  CUSTOMER SAID THAT THERE WAS A DOUBLE PAYMENT AT THE END OF APRIL AND THIS CAUSED  HIM TO HAVE A LOW BALANCE FOR THIS                 MONTH. CUSTOMER SAID THAT HE DIDN'T KNOW  THE PAYMENT SET UP BY US FOR 04/XX/2018 WAS  AUTHORIZED. ADVISED NO BALANCE DUE TO MAY AND NEXT PAYMENT DUE BY 06/XX/2018. CUSTOMER DECLINED SETTING UP SPAY FOR JUNE SAYING HE WOULD MAKE ONE ON HIS OWN.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306593	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Outbound call to collect payment. Borrower ended call abruptly due to court date, but promise to make payment thereafter.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Outbound call to collect payment.  Borrower ended call abruptly due to court date, but promise to make payment thereafter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306600	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Customer one called asking if her account is current. I advised no fees in account. The customer asked how to send funds to principle. I advised the customer the best option is to make monthly payments first and then send in extra funds to principle. I advised they can also send extra funds with monthly payments the same day. The customer understood and had no further questions.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer one called asking if her account is current. I advised no fees in account. The customer asked how to send funds to principle. I advised the customer the best option is to make monthly payments first and then send in extra funds to principle. I advised they can also send extra funds with monthly payments the same day. The customer understood and had no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306602	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306609	XXX	Performing	8/XX/2018	9/XX/2018	Casualty Loss	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Borrower stated was affected by XXX and wanted disaster forbearance, home damage but livable. The last contact with the borrower, the borrower was attempting to make payment via debit card which was not an acceptable form of payment, made payment on line.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	Yes	1	The borrower reported damage on 09/XX/2017 due to XXX. Damage to awnings, screens and frames, and shutters was noted. A claim was not filed for reported damage. There is no evidence the repairs were completed.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower stated was affected by XXX and wanted disaster forbearance, home damage but livable. The last contact with the borrower, the borrower was attempting to make payment via debit card which was not an acceptable form of payment, made payment on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 09/XX/2017 due to XXX.  Damage to awnings, screens and frames, and shutters was noted.  A claim was not filed for reported damage.  There is no evidence the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $1.00 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF367355 XXX 4/XX/2018 9:01:00 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $1.00 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF367355 XXX 4/XX/2018 9:01:00 PM no AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $1.00 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF367355 XXX 4/XX/2018 9:01:00 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: UNKNOWN LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $1.00 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF367355 XXX 4/XX/2018 9:01:00 PM no AMC's Response: Servicer Response added to review - no change in exceptions.
204306612	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	Spoke with borrower and indicated they have high and low seasons and this is a low season.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Spoke with borrower and indicated they have high and low seasons and this is a low season.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306615	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Advised borrower regarding total amount due and amount that goes toward fees.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Advised borrower regarding total amount due and amount that goes toward fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Most recent comment is a Bankruptcy Periodic 7/XX/2018. Loan is currently 30 days past due.	Most recent comment is a Bankruptcy Periodic 7/XX/2018. Loan is currently 30 days past due.
204306625	XXX	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	8/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower called to ask about feels on statements. Advised cumulative and can be paid any time.	No	Fair	Resolved	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to ask about feels on statements.  Advised cumulative and can be paid any time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306630	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	CUST STTD WILL MAKE ONLINE PAYMENT $833.54 ON 02/23 AND WILL CALL BACK BY 02/26 TO MAKE SPAY OF $2651.78 AND POST DATE TO 03/09. BORROWER RECEIVES BONUS CHECK 03/9. BORROWER RFD: LAID OFF FROM WORK, CURRENTLY BACK EMPLOYED	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  CUST         STTD WILL MAKE ONLINE PAYMENT $833.54 ON            02/23 AND WILL CALL BACK BY 02/26 TO MAKE  SPAY OF $2651.78 AND POST DATE TO 03/09.           BORROWER RECEIVES BONUS CHECK 03/9.                 BORROWER RFD: LAID OFF FROM WORK,  CURRENTLY BACK EMPLOYED
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306635	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	9/XX/2015	5/XX/2018	Ongoing dialogue with borrower	The last contact was made on 5/XX/2018, in which the borrower will make a payment on 5/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The last contact was made on 5/XX/2018, in which the borrower will make a payment on 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX DR4337 noted on 09/XX/2017. No damage was reported.	The property is located in a FEMA declared disaster area due to XXX DR4337 noted on 09/XX/2017. No damage was reported.
204306638	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	12/XX/2015	Contact attempts - however unable to contact borrower	08/XX/2018 A Late Payment notice was mailed to the Borrower on 08/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  08/XX/2018 A Late Payment notice was mailed to the Borrower on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204306652	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	5/XX/2018	Ongoing dialogue with borrower	BORROWER STATED PAYMENT SCHEDULED FOR 5/XX/2018	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  BORROWER STATED PAYMENT SCHEDULED FOR 5/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306661	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Incomplete	9/XX/2015	12/XX/2015	5/XX/2018	Ongoing dialogue with borrower	Borrower stated he will not be able to make a payment due to an illness.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated he will not be able to make a payment due to an illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: payment made of 1379.15 on 6/XX/2018.	payment made of 1379.15 on 6/XX/2018.
204306663	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Call connected borrower. Agent advised of total amount due. Call was disconnected.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Call connected borrower.  Agent advised of total amount due.  Call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306666	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Unemployment	60	1	8/XX/2018	UTD	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Borrower contacted for payment. Servicer attempted to discuss financials and hardship, but borrower declined. Borrower offered to make payment, but servicer advised not sufficient. Prior failed mod due to not returning docs.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower contacted for payment. Servicer attempted to discuss financials and hardship, but borrower declined. Borrower offered to make payment, but servicer advised not sufficient. Prior failed mod due to not returning docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306668	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	60	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Incomplete	9/XX/2015	3/XX/2016	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower stated they wanted to sell the house by next summer however was not interested in DIL or short sale.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower stated they wanted to sell the house by next summer however was not interested in DIL or short sale.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306670	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	UTD	UTD	Yes	Yes	8/XX/2017	Not attempting to contact the borrower	Talked to customer, verified owner occupied property. Customer needed assistance with setting up online access. Customer stated received insurance claim check to send for endorsement and also expressed intention to retain property. Discussed last escrow analysis and loan details with the customer.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Talked to customer, verified owner occupied property. Customer needed assistance with setting up online access. Customer stated received insurance claim check to send for endorsement and also expressed intention to retain property. Discussed last escrow analysis and loan details with the customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306671	XXX	Performing	8/XX/2018	9/XX/2018	Casualty Loss	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Not attempting to contact the borrower	Advised they will send the borrower an email to have the loan protected under the six month forbearance.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Advised they will send the borrower an email to have the loan protected under the six month forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306688	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Yes	7/XX/2018	Ongoing dialogue with borrower	borrower made payment and payment plan	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower made payment and payment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306691	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Other	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower spouse called in to discuss demand letter and also to verify payment arrangement has been scheduled for 06/XX/2018. Representative confirmed account is on an active repayment plan and delinquent for $589.97.	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower spouse called in to discuss demand letter and also to verify payment arrangement has been scheduled for 06/XX/2018. Representative confirmed account is on an active repayment plan and delinquent for $589.97.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306693	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called in to inquire about the payment increase due to the escrow shortage. Servicer explained how the shortage is spread over 24 months for minimal impact.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to inquire about the payment increase due to the escrow shortage.  Servicer explained how the shortage is spread over 24 months for minimal impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower is current. In the past did have repayment plans. No bankruptcy ever flied, nor any foreclosure actions taken.	Borrower is current. In the past did have repayment plans. No bankruptcy ever flied, nor any foreclosure actions taken.
204306694	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	5/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	5/XX/2016	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower is not employed. RFD is excessive obligation. Borrower wants to keep home and make payments.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower is not employed. RFD is excessive obligation. Borrower wants to keep home and make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower is not employed. RFD is excessive obligation. Borrower wants to keep home and make payments. No bankruptcy, no foreclosure, No modification.	Borrower is not employed. RFD is excessive obligation. Borrower wants to keep home and make payments. No bankruptcy, no foreclosure, No modification.
204306709	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Unable to Contact Borrower	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to make last payment on repayment plan. Borrower stated on 08/XX/2016 that borrower lives in property with 2 siblings and has to wait for them to provided their part of payment before making whole payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in to make last payment on repayment plan. Borrower stated on 08/XX/2016 that borrower lives in property with 2 siblings and has to wait for them to provided their part of payment before making whole payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Notes of 11/XX/2015 indicate Borrower had 3 modifications prior to review period.	Notes of 11/XX/2015 indicate Borrower had 3 modifications prior to review period.
204306714	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Customer inquired about could not see payment information from online account and requested total amount due. Advise Customer amount of $6358.82 for September-October installments and late fees.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2014	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Customer inquired about could not see payment information from online account and requested total amount due. Advise Customer amount of $6358.82 for September-October installments and late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306715	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Reviewed forbearance plan with borrower on 10052017	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Reviewed forbearance plan with borrower on 10052017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306717	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204306718	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	02/XX/2018 inbound call borrower inquired about removing bankruptcy off loan, advised borrower to send in affirmation letter	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	Yes	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  02/XX/2018 inbound call borrower inquired about removing bankruptcy off loan, advised borrower to send in affirmation letter
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306721	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Borrower reset their password and logged on to the website.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower reset their password and logged on to the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306728	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to schedule payment for 5/5 to close out the April installment. The borrower stated is able to make two payments within a two week time frame because has funds saved. According to the comments on 8/XX/2018, the borrower called to inquiry about the August payment made on online that appears to be returned by the bank due to an error in locating the account. Servicer reviewed the account with the borrower; borrower wanted to check with the bank to make sure there are no changes. Borrower stated reason for default is due to the co-borrower's illness; approximately $13,000 in medical bills and not able to work full time. Servicer also advised the borrower of the forced placed insurance.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called to schedule payment for 5/5 to close out the April installment. The borrower stated is able to make two payments within a two week time frame because has funds saved. According to the comments on 8/XX/2018, the borrower called to inquiry about the August payment made on online that appears to be returned by the bank due to an error in locating the account.  Servicer reviewed the account with the borrower; borrower wanted to check with the bank to make sure there are no changes. Borrower stated reason for default is due to the co-borrower's  illness; approximately  $13,000 in medical bills and not able to work full time. Servicer also advised the borrower of the forced placed insurance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower statement on dispute was not late this many times, maybe a few, but not this many. Needs to be verified/curr account
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306730	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called and stated reason for delinquency was due to unemployment but finally working again. Borrower going to bank to deposit check and will call back later to make a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called and stated reason for delinquency was due to unemployment but finally working again. Borrower going to bank to deposit check and will call back later to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306740	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower called in to verify his payment for his repayment plan. The servicer advised the borrower of the amount and advised to post-date the checks. The borrower post dated March, April and May payments.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to verify his payment for his repayment plan. The servicer advised the borrower of the amount and advised to post-date the checks. The borrower post dated March, April and May payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204306742	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Customer called to inquire about escrow and why there was a shortage.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2017	No	Retention	No	Completed	Formal (Written)	10/XX/2017	4/XX/2018	$1,975.39	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer called to inquire about escrow and why there was a shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306747	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Spoke with borrower, borrower stated will pay the payment via internet by the 16th iao $1679.91	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower, borrower stated will pay the payment via internet by the 16th iao $1679.91
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306749	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Ongoing dialogue with borrower	Talk to borrower states at work can't talk and borrower hung up.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2013	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Talk to borrower states at work can't talk and borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306751	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Customer called to inquire about statement received regarding a past due amount over $6,000.00. Informed customer the amount included payment for July also, customer verified property as owner occupied.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Customer called to inquire about statement received regarding a past due amount over $6,000.00. Informed customer the amount included payment for July also, customer verified property as owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306758	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	3/XX/2018	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306760	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Notes indicate that borrower called to advise that due to checks coming back from bank NSF that they'll be sending payments via wire transfer.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Notes indicate that borrower called to advise that due to checks coming back from bank NSF that they'll be sending payments via wire transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306764	XXX	Delinquent	8/XX/2018	9/XX/2018	Marital Difficulties	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	Borrower called inquiring about letter received, servicer explained that even while on repayment plan the letters are still generated each month until the loan becomes current. Per commentary borrower agreed to a repayment plan on 07/XX/2018 for seven months.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	No	Current	Formal (Written)	7/XX/2018	1/XX/2019	$859.02	8/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called inquiring about letter received, servicer explained that even while on repayment plan the letters are still generated each month until the loan becomes current.  Per commentary borrower agreed to a repayment plan on 07/XX/2018 for seven months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306769	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	CUST CALLED REGARDING MOD.. RFD STTD HAD HEALTH PROBLEM IN FEB AND DOCTOR NOT ALLOWED TO GO BACK FULL TIME HOURS	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	7/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  CUST CALLED REGARDING MOD.. RFD STTD HAD  HEALTH PROBLEM IN  FEB AND DOCTOR NOT              ALLOWED TO GO BACK FULL TIME HOURS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is currently 30 days past due.	Loan is currently 30 days past due.
204306770	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Mortgagor	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	The unauthorized spouse advised that the primary borrower had recently passed away. The caller stated that would not be able to make payment due to state with holding pension check. The caller will be going to contact a lawyer to help through Probate and assume the loan since was not authorized to pay debts.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other	6/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The unauthorized spouse advised that the  primary borrower  had recently passed away.  The caller stated that  would not be able to make payment due to state with holding pension check.  The caller will be going to contact a lawyer to help through Probate and assume the loan since was not authorized to pay debts.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Primary Borrower died in 5/17. Last conversation with Surviving Spouse was 6/XX/17. There is a note 6/XX/2017, referencing Death Certificate request #424612914. No further information is provided, but loan is performing. 09/XX/2018 XXX Response: Borrower deceased; estate making pmts AMC Response: Deceased borrower exception corrected to a level 1.	Primary Borrower died in 5/17. Last conversation with Surviving Spouse was 6/XX/17. There is a note 6/XX/2017, referencing Death Certificate request #424612914. No further information is provided, but loan is performing. 09/XX/2018 XXX Response: Borrower deceased; estate making pmts AMC Response: Deceased borrower exception corrected to a level 1.
204306778	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The last contact was made on 3/XX/2018, in which the borrower had a payment inquiry.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The last contact was made on 3/XX/2018, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306780	XXX	Needs CC Retouch Completed	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Per the comments on 6/XX/18, the borrower called in to arrange for a payment of $1500.00. The borrower also confirmed that the home was not affected by the natural disaster, and that the home only had some ashes on it, but no damage.	No	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	Active	Chapter 13	Yes	No	No	there are no details provided for the bankruptcy. Comments on 11/XX/15 indicate the chapter 13.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Per the comments on 6/XX/18, the borrower called in to arrange for a payment of $1500.00. The borrower also confirmed that the home was not affected by the natural disaster, and that the home only had some ashes on it, but no damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2013.  there are no details provided for the bankruptcy. Comments on 11/XX/15 indicate the chapter 13.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The borrower calls in each month around the 15th to arrange for a payment on the account. The account still appears to be in an active bankruptcy per the comments on 4/XX/18. The delinquent taxes noted for 8/XX/16 were paid by the servicer on 8/XX/16.	The borrower calls in each month around the 15th to arrange for a payment on the account. The account still appears to be in an active bankruptcy per the comments on 4/XX/18. The delinquent taxes noted for 8/XX/16 were paid by the servicer on 8/XX/16.
204306784	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Tenant Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	5/XX/18:Borrower called to state a payment would be made by 05/XX/2018. Servicer attempted to discuss options with the borrower which were declined. Per the commentary the servicer attempted to discuss a repayment plan on 09/XX/2015 which was also decline. The comments from 08/XX/2015 reflect the borrower was unaware the loan transferred servicers until a note from Safeguard was on the door and lock boxes were on the subject. Borrower stated discussion was under way with prior servicer for either a modification or repayment plan at time of transfer; however, no commentary was provided reflecting this and no further mention of continuing to pursue options.

07/XX/2018:customer called inquiring about remaining balance for July. payment will be made on 7/XX/18	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  5/XX/18:Borrower called to state a payment would be made by 05/XX/2018.  Servicer attempted to discuss options with the borrower which were declined.  Per the commentary the servicer attempted to discuss a repayment plan on 09/XX/2015 which was also decline.  The comments from 08/XX/2015 reflect the borrower was unaware the loan transferred servicers until a note from Safeguard was on the door and lock boxes were on the subject.  Borrower stated discussion was under way with prior servicer for either a modification or repayment plan at time of transfer; however, no commentary was provided reflecting this and no further mention of continuing to pursue options.

07/XX/2018:customer called inquiring about remaining balance for July. payment will be made on 7/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204306791	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	Borrower was contacted 3/XX/2017 to inquire as to when a payment would be made.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower was contacted 3/XX/2017 to inquire as to when a payment would be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306797	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2015	Contact attempts - however unable to contact borrower	The borrower states he will accept the modification agreement and how to make the payments.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower states he will accept the modification agreement and how to make the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Foreclosure and loss mitigation comments provided.	Foreclosure and loss mitigation comments provided.
204306800	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Tenant Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower logged on to website.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower logged on to website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204306807	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower made verbal promise to pay.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	7/XX/2016	UTD	Retention	No	Closed	Chapter 13	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made verbal promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306809	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower scheduled a payment for $943.15 effective for 06/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower scheduled a payment for $943.15 effective for 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Payments are current. Was delinquent due to illness in family. payments are current.	Payments are current. Was delinquent due to illness in family. payments are current.
204306815	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower works in construction and when the weather is bad; he cannot work.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower works in construction and when the weather is bad; he cannot work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306817	XXX	MI Active	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	The representative discussed the verification of mortgage with the authorized third party.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The representative discussed the verification of mortgage with the authorized third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306821	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2018	Contact attempts - however unable to contact borrower	Borrower logged on to website.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2018.  Borrower logged on to website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306824	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	The servicer called the borrower for payment. The borrower stated last month the payment was late due to issue with car payment and prior to that it was student loan payment. The agent updated the financial information and the borrower stated payment to be made on the 21st and 2 weeks after that. The agency agent offered to schedule payments and the borrower asked to be called back in 30 minutes. The call then went silent.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called the borrower for payment.  The borrower stated last month the payment was late due to issue with car payment and prior to that it was student loan payment.  The agent updated the financial information and the borrower stated payment to be made on the 21st and 2 weeks after that.  The agency agent offered to schedule payments and the borrower asked to be called back in 30 minutes.  The call then went silent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306832	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	The customer called and scheduled a payment in the amount of $1300.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The customer called and scheduled a payment in the amount of $1300.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306836	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Spoke with the borrower, advised of the total amount due, discuss repayment plan but borrower was not approved. Was not able to secure a payment.	No	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Spoke with the borrower, advised of the total amount due, discuss repayment plan but borrower was not approved. Was not able to secure a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204306840	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The representative discussed the total amount due and insurance related issues with the borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The representative discussed the total amount due and insurance related issues with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306851	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Incomplete	9/XX/2015	10/XX/2015	5/XX/2018	Contact attempts - however unable to contact borrower	The servicer informed the borrower on 05/XX/2018 that the total amount due is $1,166.92. Borrower advised that uses settlement funds from government that is received every 6 months to catch up on late payments, no other income expect SSI at the end of each month.	No	Good	Permanent	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer informed the borrower on 05/XX/2018 that the total amount due is $1,166.92.  Borrower advised that uses settlement funds from government that is received every 6 months to catch up on late payments, no other income expect SSI at the end of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306855	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Incomplete	9/XX/2015	10/XX/2015	12/XX/2016	Not attempting to contact the borrower	TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY: VERIFIED INFORMATION OCCUPANCY: OWNER OCCUPIED RFC: OTHER RFD: CURTAILMENT OF INCOME UPDATED MAIL CODE UPDATED 704 965 7234 CELL REMOVED 704 394 6274 OT OTHER PHONE CONFIRMED AVIS ADVSD OF TOTAL DUE CONFIRMED NO RECENT CALL ADVSD PAYMENT DUE 1ST 15 DAY GRACE PERIOD REPORTING TO CREDIT END OF THE MONTH ADVISED OF KNOWYOUROPTIONS.COM HARDSHIP LONG TERM STATES HOURS CUT IN 7/2016 ADVSD COLLECTION EFFORTS WILL CONTINUE RFC CONFIRMED 110316 DEMAND LETTER SENT $2772.93 12/XX/16 COMPLETED FINCIALS DEFICIT(-) $550.41 ADVSD LIQUIDATION OPTIONS SHORT SALE/MORTGAGE RELEASE ADVSD MODIFICATION COMPLETED 4/2011 CUSTOMER STATES FAMILY MEMEBER HELPING COVER XXX ADDRESSED PURPOSE OF CALL RECAP **PAYMENT ARRANGEMENT: CUST WILL BILL PAY AMOUNT: $2772.93 DATE: 12/XX/2016 - USER: XXX 12/XX/2016 7:24AM (PT)	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: OTHER RFD: CURTAILMENT OF             INCOME UPDATED MAIL CODE UPDATED 704 965  7234 CELL REMOVED 704 394 6274  OT OTHER           PHONE CONFIRMED AVIS ADVSD OF TOTAL DUE             CONFIRMED NO RECENT  CALL ADVSD PAYMENT  DUE 1ST 15 DAY GRACE PERIOD REPORTING TO           CREDIT END OF THE MONTH ADVISED OF                  KNOWYOUROPTIONS.COM HARDSHIP LONG TERM  STATES HOURS CUT IN 7/2016 ADVSD                   COLLECTION EFFORTS WILL CONTINUE RFC                CONFIRMED 110316 DEMAND LETTER SENT  $2772.93 12/XX/16 COMPLETED FINCIALS               DEFICIT(-) $550.41 ADVSD LIQUIDATION                OPTIONS SHORT SALE/MORTGAGE RELEASE ADVSD  MODIFICATION COMPLETED 4/2011 CUSTOMER             STATES FAMILY MEMEBER HELPING COVER NOI             ADDRESSED PURPOSE OF CALL RECAP **PAYMENT  ARRANGEMENT: CUST WILL BILL PAY AMOUNT:            $2772.93 DATE: 12/XX/2016 - USER: ROBERTCR          12/XX/2016 7:24AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306858	XXX	Performing	8/XX/2018	9/XX/2018	Other	0	1	8/XX/2018	Tenant Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	7/XX/2017	Contact attempts - however unable to contact borrower	The borrower called in and stated payment was taken out in amount of $406.86 even though payment was cancelled with bank and payment in suspense. The agent advised that the money will be returned.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in and stated payment was taken out in amount of $406.86 even though payment was cancelled with bank and payment in suspense. The agent advised that the money will be returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204306860	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	2/XX/2017	Contact attempts - however unable to contact borrower	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306870	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	UTD	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	1/XX/2018	Contact attempts - however unable to contact borrower	The borrower's spouse discussed the loan and was advised of amount due, grace period, consequences, expectations and next steps. She declined financials and would not give reason for default. Authorized 3rd party.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower's spouse discussed the loan and was advised of amount due, grace period, consequences, expectations and next steps. She declined financials and would not give reason for default. Authorized 3rd party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loss mitigation comments provided.	Loss mitigation comments provided.
204306873	XXX	Delinquent	8/XX/2018	9/XX/2018	Other	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Authorized 3rd party called stated will call back on 07/XX/2018 about long term solution and advised will bring loan current by the next billing cycle.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Authorized 3rd party called stated will call back on 07/XX/2018 about long term solution and advised will bring loan current by the next billing cycle.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306876	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower wanted to confirm the loan was not being referred to foreclosure. The servicer advised they see the borrower completed a repayment plan the prior month. The servicer advised the borrower as long as the loan is not more than 49 days behind they will not receive a notice of intent.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower wanted to confirm the loan was not being referred to foreclosure.  The servicer advised they see the borrower completed a repayment plan the prior month. The servicer advised the borrower as long as the loan is not more than 49 days behind they will not receive a notice of intent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306878	XXX	Performing	8/XX/2018	9/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to make a payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306891	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Incomplete	9/XX/2015	12/XX/2015	8/XX/2016	Not attempting to contact the borrower	Borrower called in to request information on account. Unable to discuss due to being represented by counsel.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called in to request information on account.  Unable to discuss due to being represented by counsel.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306903	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Incomplete	9/XX/2015	1/XX/2016	3/XX/2018	Ongoing dialogue with borrower	Borrower called in 3/XX/2018 to make a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in 3/XX/2018 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306906	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower advised the payment would be made on 04/XX/18 and explained the reason for delinquency was due to their medical condition. The representative went over the delinquency information. The borrower also inquired on their end of the year information which representative provided and advised another form would be mailed to them. The last comment from the contact indicates the borrower was going to call on 04/XX/18 for pre-foreclosure prevention options.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	4/XX/2017	Retention	Yes	1	Closed	Chapter 7	No	No	No	The bankruptcy details were not available in the comments provided.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower advised the payment would be made on 04/XX/18 and explained the reason for delinquency was due to their medical condition. The representative went over the delinquency information. The borrower also inquired on their end of the year information which representative provided and advised another form would be mailed to them. The last comment from the contact indicates the borrower was going to call on 04/XX/18 for pre-foreclosure prevention options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy details were not available in the comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306908	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2016	Not attempting to contact the borrower	Borrowers last contact was on 03/XX/2016 due to recieivng letter stating mortgage payment was over due. Servicing agent advised the letter went out during the same time that borrower made payment. Advised borrower to disregard.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Borrowers last contact was on 03/XX/2016 due to recieivng letter stating mortgage payment was over due. Servicing agent advised the letter went out during the same time that borrower made payment. Advised borrower to disregard.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204306910	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Incomplete	9/XX/2015	1/XX/2016	7/XX/2018	Ongoing dialogue with borrower	Borrower was at work requested call back at a later time.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower was at work requested call back at a later time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306914	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in to get copy of 1098 as well as total amount due to bring current. Borrower stated owes less than advised as sent 500.00 payment in September 2017. Borrower was advised no payment received or posted. Borrower to check on payment with bank and call back.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	11/XX/2015	Yes	Retention	Yes	1	Discharged	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to get copy of 1098 as well as total amount due to bring current.  Borrower stated owes less than advised as sent 500.00 payment in September 2017.  Borrower was advised no payment received or posted.  Borrower to check on payment with bank and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306915	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Other	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower scheduled a payment for $287.85 effective for today.	No	Fair	Resolved	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower scheduled a payment for $287.85 effective for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204306917	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The authorized third party was confused over payment amounts and th escrow shortage. Was advised how an escrow shortage occurs/works. Said they would make a payment on the first and fifteenth.	No	Fair	Permanent	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The authorized third party was confused over payment amounts and th escrow shortage.  Was advised how an escrow shortage occurs/works.  Said they would make a payment on the first and fifteenth.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306923	XXX	Delinquent	8/XX/2018	8/XX/2018	Payment Disputes	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2015	Contact attempts - however unable to contact borrower	Last borrower contact was 11/XX/2015;Borrower was calling because she tried to make payment online, but was kicked out because her password has expired; Borrower stated needing to make payment today and then needs to figure out about a payment that apparently is missing; She stated she had never missed a payment since XXX took over servicing;	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  Last borrower contact was 11/XX/2015;Borrower was calling because she tried to make payment online, but was kicked out because her password has expired; Borrower stated needing to make payment today and then needs to figure out about a payment that apparently is missing; She stated she had never missed a payment since XXX took over servicing;
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306928	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower advised they set up a payment for 03/XX/2018.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower advised they set up a payment for 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306932	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in to state she had received billing statement for April. Representative stated payment was received on 4/XX/18, and that borrower was current for May.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to state she had received billing statement for April.  Representative stated payment was received on 4/XX/18, and that borrower was current for May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306936	XXX	Performing	8/XX/2018	7/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower 2 contacted regarding payments. Borrower indicated husband was self employed and was waiting to get paid. Borrower indicated payment was just made.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower 2 contacted regarding payments.  Borrower indicated husband was self employed and was waiting to get paid.  Borrower indicated payment was just made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306946	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	UTD	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	Borrower received docs re modification and had questions.	No	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower received docs re modification and had questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306947	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2015	Contact attempts - however unable to contact borrower	Informed authorized person borrower is ill and 5 months past due.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  Informed authorized person borrower is ill and 5 months past due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306948	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	Last borrower contact was on 08/XX/2017 and the borrower was setting up payments to bring account current..	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Last borrower contact was on 08/XX/2017 and the borrower was setting up payments to bring account current..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306961	XXX	Performing	8/XX/2018	9/XX/2018	Business Failure	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Not attempting to contact the borrower	Borrower called to advise a payment had been mailed.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called to advise a payment had been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306962	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	9/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Talk to borrower states made payment today and wants to make sure it it applied to payment and not put into suspense.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Talk to borrower states made payment  today and wants to make sure it it applied to payment and not put into suspense.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306971	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	6/XX/2018	Ongoing dialogue with borrower	06/XX/2018 - Borrower called regarding past due when account is on auto pay. Explained February had a payment reversal due to insufficient funds therefore account is consistently behind due to funds being applied to the previous months.
7/XX/2018-Called to make a payment	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018 - Borrower called regarding past due when account is on auto pay.  Explained February had a payment reversal due to insufficient funds therefore account is consistently behind due to funds being applied to the previous months.
7/XX/2018-Called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306983	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to report hazard claim. Servicer advised of documents needed for claim package.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	Claim filed for wind damage, date of loss 05/XX/2018. Estimate of claim $14582.01. File is waiting on contractor documents and claim funds. No evidence repairs are completed.	Wind	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to report hazard claim. Servicer advised of documents needed for claim package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for wind damage, date of loss 05/XX/2018. Estimate of claim $14582.01. File is waiting on contractor documents and claim funds. No evidence repairs are completed.  The damage repair amount is estimated at $14,582.01.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 05/XX/2018 LOSS TYPE: TREE DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $14,582.01 ALT PHONE #1: XXX CLAIM NUMBER: 384170W24 QBEF368599 XXX 5/XX/2018 9:14:58 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 05/XX/2018 LOSS TYPE: TREE DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $14,582.01 ALT PHONE #1: XXX CLAIM NUMBER: XXX XXX XXX 5/XX/2018 9:14:58 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 05/XX/2018 LOSS TYPE: TREE DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $14,582.01 ALT PHONE #1: XXX CLAIM NUMBER: 384170W24 QBEF368599 XXX 5/XX/2018 9:14:58 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 05/XX/2018 LOSS TYPE: TREE DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $14,582.01 ALT PHONE #1: XXX CLAIM NUMBER: XXX QBEF368599 XXX 5/XX/2018 9:14:58 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.
204306992	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Tenant Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204306993	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	60	1	9/XX/2018	UTD	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	Reason for delinquency.	No	Poor	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Non-Retention	No	Dismissed	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204306994	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower advised their spouse handles the account and will call back at a later time.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower advised their spouse handles the account and will call back at a later time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204306997	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	60	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower stated they will be making the payment.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated they will be making the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204306998	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204307011	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Per commentary on the last contact borrower paid the loan current, servicer gave borrower modification information but no further comments indicate borrower has pursed the option. Borrower stated spouse started new job in 10/2017.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Per commentary on the last contact borrower paid the loan current, servicer gave borrower modification information but no further comments indicate borrower has pursed the option.  Borrower stated spouse started new job in 10/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review covers 06/XX/2018 - 08/XX/2018	Comments through 07/XX/2018. Review covers 06/XX/2018 - 08/XX/2018
204307016	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Recent contact, the borrower was made aware that their payment changed due to escrow. Borrower stated they will pay the new amount. Borrower called in 5/XX/2016 to ask if account was current.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Recent contact, the borrower was made aware that their payment changed due to escrow. Borrower stated they will pay the new amount. Borrower called in 5/XX/2016 to ask if account was current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307021	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower made payment inquiry	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307022	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The servicer contacted the borrower regarding their monthly payment. The borrower made a payment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer contacted the borrower regarding their monthly payment. The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307024	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	9/XX/2015	Not attempting to contact the borrower	The borrower called in regard to the BK indicated on the loan. They indicated their attorney advised them there was no reaffirmation needed for the state. The representative advise the borrower to send in a written request with the information and request to receive monthly statements. They also inquired on the insurance coverage which the representative advised them to speak with the insurance department in regards to the matter.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Dismissed	Chapter 7	Yes	No	No	Per comment dated 01/XX/15, there was a prior Chapter 13 that was dismissed on 03/XX/13.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  The borrower called in regard to the BK indicated on the loan. They indicated their attorney advised them there was no reaffirmation needed for the state. The representative advise the borrower to send in a written request with the information and request to receive monthly statements. They also inquired on the insurance coverage which the representative advised them to speak with the insurance department in regards to the matter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2014.  The proof of claim was filed 09/XX/2013.  Per comment dated 01/XX/15, there was a prior Chapter 13 that was dismissed on 03/XX/13.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204307026	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to inquire about seeing amount due and account balance online.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to inquire about seeing amount due and account balance online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307027	XXX	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Spoke to borrower concerning past due account, borrower stated default due to business failure	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Spoke to borrower concerning past due account, borrower stated default due to business failure
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307038	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Payment inquiry	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	0	Discharged	Chapter 7	No	per the commentary, the bankruptcy was discharged. there is no evidence of reaffirmation, as the commentary indicates the attorney would need to re-open the bankruptcy case to file the reaffirmation. The case number could not be located in the commentary	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Payment inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2013 and there is no evidence of reaffirmation.  per the commentary, the bankruptcy was discharged. there is no evidence of reaffirmation, as the commentary indicates the attorney would need to re-open the bankruptcy case to file the reaffirmation. The case number could not be located in the commentary
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The comments on 5/XX/18 also indicate the borrower is no longer represented by an attorney.	The comments on 5/XX/18 also indicate the borrower is no longer represented by an attorney.
204307040	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	UTD	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in 10300/2018 to make a payment. " BORR1 STATED SHE HAS IT (IVR) AND AS THERE IS NO PERMISSION TO TALK TO HER I COULD NOT DO ANYTHING"	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in 10300/2018 to make a payment.  " BORR1 STATED SHE HAS IT (IVR) AND AS THERE IS NO PERMISSION TO TALK TO HER I COULD NOT DO ANYTHING"
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204307041	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307043	XXX	Performing	8/XX/2018	9/XX/2018	Payment Disputes	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called regarding a delinquency letter and was informed that the payment on 03/XX/2018 for $1,300 was applied towards the principal balance. The agent submitted a task to have the application reversed and reapplied towards the April payment. The payment reapplication was processed on 05/XX/2018 and the loan was brought current. The customer was concerned with the negative credit reporting and was provided with information on how to have that corrected. Comments indicated borrower completed Mod in 2013.	No	Fair	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called regarding a delinquency letter and was informed that the payment on 03/XX/2018 for $1,300 was applied towards the principal balance.  The agent submitted a task to have the application reversed and reapplied towards the April payment.  The payment reapplication was processed on 05/XX/2018 and the loan was brought current.  The customer was concerned with the negative credit reporting and was provided with information on how to have that corrected.  Comments indicated borrower completed Mod in 2013.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 05/XX/2018, the borrower disputed the account delinquency for the month of 04/2018.  The payment dated 03/XX/2018 for $1,300.00 was applied towards the principal balance in error.  This application was reversed and the funds were applied towards the month of April on 05/XX/2018 which brought the loan current.    The customer was also concerned with the negative credit reporting and was provided with information on how to have that corrected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: March application was reversed and the funds were applied towards the month of April on 05/XX/2018 which brought the loan current. The customer was also concerned with the negative credit reporting and was provided with information on how to have that corrected. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	09/XX/2018 XXX Response: March application was reversed and the funds were applied towards the month of April on 05/XX/2018 which brought the loan current. The customer was also concerned with the negative credit reporting and was provided with information on how to have that corrected. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.
204307046	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower wanted a debt validation letter fro XXX	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower wanted a debt validation letter fro XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307047	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Not attempting to contact the borrower	Borrower called and advised received the notice of intent letter and wanted to make a payment to bring loan current but only wanted to pay the past due installments, agent was advised borrower wanted to make payment using the banking information on file.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called and advised received the notice of intent letter and wanted to make a payment to bring loan current but only wanted to pay the past due installments, agent was advised borrower wanted to make payment using the banking information on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307052	XXX	Performing	8/XX/2018	9/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Borrower requested billing statements.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower requested billing statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307057	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	Yes	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307058	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to make payment and to set up future payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to make payment and to set up future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307059	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2015	Contact attempts - however unable to contact borrower	Correspondence with the borrower is limited.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  Correspondence with the borrower is limited.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307060	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower called in and asked about date of default on statement and stated not represented by attorney. The agent advised that per AACER bankruptcy is still active. The borrower asked about payment history showing late and the agent advise that the 05/XX/2018 payment paid the April 2018 installment and advised goes back for entire available history and may have started when the loan was transferred in September 2014. The payment history will be mailed to the borrower directly.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and asked about date of default on statement and stated not represented by attorney. The agent advised that per  AACER bankruptcy is still active. The borrower asked about payment history showing late and the agent advise that the 05/XX/2018 payment paid the April 2018 installment and advised goes back for entire available history and may have started when the loan was transferred in September 2014. The payment history will be mailed to the borrower directly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: This is an active bankruptcy. No claim filed and plan confirmed that payments and actions will be direct from borrower.	This is an active bankruptcy. No claim filed and plan confirmed that payments and actions will be direct from borrower.
204307065	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to inquiry about an escrow check they received, advised escrow overage check	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to inquiry about an escrow check they received, advised escrow overage check
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307067	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	9/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $2673.50 for 8/XX/2018. The borrower made a payment by phone and advised that the storm did not affect the property.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  9/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $2673.50 for 8/XX/2018.

The borrower made a payment by phone and advised that the storm did not affect the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no property damage.	09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no property damage.
204307073	XXX	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Outbound call: The borrower stated had to wait to get paid and also there were medical issues that came up. The borrower stated going to bring the account current by the 15th with a settlement and the borrower confirmed the amount of being over 6 figures. Received authorization for historical bank info and the borrower declined future installments	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Outbound call: The borrower stated had to wait to get paid and also there were medical issues that came up. The borrower stated going to bring the account current by the 15th with a settlement and the borrower confirmed the amount of being over 6 figures. Received authorization for historical bank info and the borrower declined future installments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307082	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrowers last contact was 03/XX/2018 and it was to change speedpay payment for March to $756.05.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrowers last contact was 03/XX/2018 and it was to change speedpay payment for March to $756.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307085	XXX	Bankruptcy	8/XX/2018	9/XX/2018	Unable to Contact Borrower	Bankruptcy	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	10/XX/2015	Not attempting to contact the borrower	Borrower called to check on modification status.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Performing Under Plan	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower called to check on modification status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307095	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower made a promise to pay and his RFD was due to "Other".	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a promise to pay and his RFD was due to "Other".
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307096	XXX	MI Active	Performing	8/XX/2018	7/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	4/XX/2018	Yes	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307100	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2016	Contact attempts - however unable to contact borrower	Borrower called for reinstatement amount and said he would send a certified check.	No	Fair	UTD	Moderate	No	No	No	No	UTD	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called for reinstatement amount and said he would send a certified check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: Unable to determine current bankruptcy activity on the loan with the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307103	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Ongoing dialogue with borrower	borrower states he sent payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  borrower states he sent payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307108	XXX	Performing	8/XX/2018	9/XX/2018	Payment Disputes	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Borrower calling about Payments made. The payments were misapplied.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower calling about Payments made.  The payments were misapplied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307110	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	The borrower called regarding payment inquiry.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called regarding payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307113	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307114	XXX	MI Active	Loss Mitigation	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2016	Ongoing dialogue with borrower	BORROWER REQUESTED SPEED PAY FOR INSTALLMENT MONTH AMOUNT $ 2078.24. RFD: WAS UNAWARE OF DELINQUENCY	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2018	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  BORROWER REQUESTED SPEED PAY FOR INSTALLMENT MONTH AMOUNT $ 2078.24. RFD: WAS UNAWARE OF DELINQUENCY
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307120	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Borrower contacted on 06292017 for payment	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower contacted on 06292017 for payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307121	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower called to discuss the account and verify the status of the loan.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	UTD	UTD	UTD	Discharged	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to discuss the account and verify the status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  Discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy comments provided.	Bankruptcy comments provided.
204307138	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last borrower contact on 05/XX/2018 states borrower has not been working because of health issues but plans on being back to work possibly by June 2018. Borrower has stated they can make payments once additional funds come in from family members to help at this time.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2016	No	Retention	No	Dismissed	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last borrower contact on 05/XX/2018 states borrower has not been working because of health issues but plans on being back to work possibly by June 2018. Borrower has stated they can make payments once additional funds come in from family members to help at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307141	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	60	1	8/XX/2018	Vacant	7/XX/2018	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Commentary state borrower called in to make a payment on the account. Borrower advised of updated occupancy status.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	9/XX/2017	Retention	Yes	1	Current	Formal (Written)	4/XX/2018	10/XX/2018	$1,659.64	5/XX/2018	The borrower reported damage to the flooring and shutters as well as water damage on 09/XX/2017 as a result of XXX. The borrower noted a claim was filed, but there is no evidence of claim funds or documents received. The status of repairs were not noted.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary state borrower called in to make a payment on the account. Borrower advised of updated occupancy status.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2016.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a billing dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage to the flooring and shutters as well as water damage on 09/XX/2017 as a result of XXX.  The borrower noted a claim was filed, but there is no evidence of claim funds or documents received.  The status of repairs were not noted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.
204307148	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower wanted to know why account was accruing late charges.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower wanted to know why account was accruing late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307153	XXX	Delinquent	8/XX/2018	8/XX/2018	Business Failure	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	BORROWER MADE PAYMENT	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  BORROWER MADE PAYMENT
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307155	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Not attempting to contact the borrower	Borrower called to inform the servicer that they received 6 of the same letters dated 07/XX/2017 and a package for assistance program. Borrower wanted to now what was going on. Servicer advised the borrower they were sending in payments less than due. Borrower wanted to know what the total amount due is. Servicer provided the amount due. Borrower asked why so much. servicer advised of fees due on the loan. Servicer stated fees started in 2015 and stays on the account for life of loan.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called to inform the servicer that they received 6 of the same letters dated 07/XX/2017 and a package for assistance program.  Borrower wanted to now what was going on.  Servicer advised the borrower they were sending in payments less than due.  Borrower wanted to know what the total amount due is.  Servicer provided the amount due.  Borrower asked why so much. servicer advised of fees due on the loan.  Servicer stated fees started in 2015 and stays on the account for life of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307157	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307158	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower contact in regards to bankruptcy filed.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	Chapter 7 filed and discharged.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact in regards to bankruptcy filed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.  Chapter 7 filed and discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307161	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	03/XX/2018 - Borrower called with a payment inquiry and wanted to know if the property inspections will stop once demand amount is met.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  03/XX/2018 - Borrower called with a payment inquiry and wanted to know if the property inspections will stop once demand amount is met.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307163	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower authorized a payment in the amount of $1000.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	Yes	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower authorized a payment in the amount of $1000.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2013 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307169	XXX	Delinquent	8/XX/2018	9/XX/2018	Payment Adjustments	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower was advised that the last payment went into suspense because it was not enough for a full payment. The borrower was advised of increased monthly payment amount.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that the last payment went into suspense because it was not enough for a full payment. The borrower was advised of increased monthly payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307172	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	Average	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The borrower stated the payment had been mailed. Also stated was not aware the change was effective in January. The representative noted the account for the payment on 3/XX/2018 $2,633.11.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower stated the payment had been mailed. Also stated was not aware the change was effective in January. The representative noted the account for the payment on 3/XX/2018 $2,633.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307177	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Discussed late payment and financial hardship. Offered pay by phone and declined. Borrower is unemployed at this time	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Discussed late payment and financial hardship. Offered pay by phone and declined. Borrower is unemployed at this time
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307180	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower requested first a repayment plan, but then went to do modification, completed modification as of 2/2018. Borrower is current.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower requested first a repayment plan, but then went to do modification, completed modification as of 2/2018.  Borrower is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower requested first a repayment plan, but then went to do modification, completed modification as of 2/2018. Borrower is current.	Borrower requested first a repayment plan, but then went to do modification, completed modification as of 2/2018. Borrower is current.
204307181	XXX	MI Active	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	per the comments on 6/XX/18, the borrower called to ask about the payment due. the borrower was advised the payment amount was $2418.20. The borrower was advised the hazard insurance went up and the escrow account adjusted in February 2018. The borrower was also advised to continue to make the regular petition payments each month, and that the trustee payments were also being received by the servicer.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	No	No	per the comments, there appears to have been 2 bankruptcy filings. Comments on 5/XX/15 indicate Chapter 13 filed 5/XX/02 and discharged 8/XX/02. Comments also indicate a bankruptcy filed 6/XX/14 but the status is unknown. Per the commentary, the borrower indicated it was discharged around May 2015, but have no information to document this.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  per the comments on 6/XX/18, the borrower called to ask about the payment due. the borrower was advised the payment amount was $2418.20. The borrower was advised the hazard insurance went up and the escrow account adjusted in February 2018. The borrower was also advised to continue to make the regular petition payments each month, and that the trustee payments were also being received by the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2014.  per the comments, there appears to have been 2 bankruptcy filings. Comments on 5/XX/15 indicate Chapter 13 filed 5/XX/02 and discharged 8/XX/02. Comments also indicate a bankruptcy filed 6/XX/14 but the status is unknown. Per the commentary, the borrower indicated it was discharged around May 2015, but have no information to document this.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The commentary indicates a modification was done prior to the review period, in/around March 2015.	The commentary indicates a modification was done prior to the review period, in/around March 2015.
204307190	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower contact in regards to making payment by phone.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	Chapter 13 filed and discharged	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact in regards to making payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2017 and there is no evidence of reaffirmation.  Chapter 13 filed and discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307194	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower made a promise to pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307206	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower wanted to know total amount due and said would pay by the end of the month.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower wanted to know total amount due and said would pay by the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307212	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	5/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower confirmed that the property is non-owner occupied and they are waiting for the tenants to pay the rent.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2016	No	Retention	No	Completed	Informal (Verbal)	11/XX/2017	4/XX/2018	$11,510.35	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower confirmed that the property is non-owner occupied and they are waiting for the tenants to pay the rent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204307214	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2016	Not attempting to contact the borrower	Borrower called requesting information on funds needed to reinstate, states trying to catch up. Advised to contact attorney, the sale date was cancelled to due reinstatement. Asked for monthly payment amount.	No	Poor	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Active	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Borrower called requesting information on funds needed to reinstate, states trying to catch up. Advised to contact attorney, the sale date was cancelled to due reinstatement. Asked for monthly payment amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower had payment dispute, unclear of details. Foreclosure put on hold until response issued. Resolved 10/XX/2016
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307215	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	The borrower called in to confirm that she did set up a payment for today. I confirmed that there is a speed payment for total in the amount of $819.70 and that it might not process through her bank until Monday. The borrower asked for her monthly installment amount, late fee amount and the total amount due which I provided. The borrower stated that she is going to make another payment this month and asked if that would bring the loan current and I confirm that yes it would.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to confirm that she did set up a payment for today. I confirmed that there is a speed payment for total in the amount of $819.70 and that it might not process through her bank until Monday. The borrower asked for her monthly installment amount, late fee amount and the total amount due which I provided. The borrower stated that she is going to make another payment this month and asked if that would bring the loan current and I confirm that yes it would.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307217	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The customer called in to change payment dates June and July	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer called in to change payment dates June and  July
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204307220	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Ongoing dialogue with borrower	Collection call to borrower borrower made payment and set up future payment for 12/XX/2017.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Collection call to borrower borrower made payment and set up future payment for 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307221	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called said did not get paid till the 1st could not make payment before the 20th was offered a repayment plan. .	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	6/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called said did not get paid till the 1st could not make payment before the 20th was offered a repayment plan. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307225	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Family Member	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to make a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307232	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2016	Contact attempts - however unable to contact borrower	TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY: VERIFIED INFORMATION OCCUPANCY: OWNER OCCUPIED RFC: SPEEDPAY REQUEST RFD: NOT APPLICABLE VERIFIED USE OF HISTORICAL BANKING INFORMATION. TAD FOR 12/1 WITH 15 DAY GRACE OF $1527.53, ADV OF GOOD PAYMENT HIST, ASKED TO SECURE PAYMENT, BORR AGREED, ASKED TO SECURE JAN AND FEB, BORR AGREED, BORR ASKED WHY HE GOT A LATE FEE IF HE SECURE PAYMENT WITH US, ADV HE SECURE IT FOR AFTER GRACE , BORR UNDERSTOOD, ADV IF HE FUTURE DATE PAYMENT WITH US WE NEED TO STILL ASSESSED LATE FEE OR CREDIT REPORTING IF ITS OUT SIDE THE TAT, ADV OF NEXT DUE AND PAYMENT CONSEQUENCES, ADV OF NO PAYMENT CHANGES, ADV OF XXX TO MAKE PAYMENTS **PROCESSED SPAY1: $1527.53 DATE: 12/XX/2016 CONF#: XXX FEE: $0 NO FEE STATE **PROCESSED SPAY2: $1527.53 DATE: 1/XX/2017 CONF#: XXX FEE: $0 NO FEE STATE **PROCESSED SPAY3: $1527.53 DATE: 2/XX/2017 CONF#: XXX FEE: $0 NO FEE STATE - USER: XXX 12/XX/2016 1:54PM (PT)	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: SPEEDPAY REQUEST RFD: NOT             APPLICABLE VERIFIED USE OF HISTORICAL  BANKING INFORMATION. TAD FOR 12/1 WITH 15          DAY GRACE OF $1527.53, ADV OF GOOD PAYMENT HIST, ASKED TO SECURE PAYMENT, BORR  AGREED,  ASKED TO SECURE JAN AND FEB, BORR         AGREED, BORR ASKED WHY HE GOT A LATE FEE            IF HE SECURE PAYMENT WITH US, ADV HE  SECURE IT FOR AFTER GRACE , BORR                   UNDERSTOOD, ADV IF HE FUTURE DATE PAYMENT           WITH US WE NEED TO STILL ASSESSED LATE FEE  OR CREDIT REPORTING IF ITS OUT SIDE THE            TAT, ADV OF NEXT DUE AND PAYMENT                    CONSEQUENCES, ADV OF NO PAYMENT CHANGES,  ADV OF XXX  TO MAKE PAYMENTS               **PROCESSED SPAY1: $1527.53 DATE:                   12/XX/2016 CONF#: XXX FEE: $0 NO FEE  STATE **PROCESSED SPAY2: $1527.53 DATE:            1/XX/2017 CONF#: XXX FEE: $0 NO FEE            STATE **PROCESSED SPAY3: $1527.53 DATE:  2/XX/2017 CONF#: XXX FEE: $0 NO FEE           STATE - USER: XXX 12/XX/2016 1:54PM            (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307238	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	60	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Associate attempted to contact borrower and spoke with third party who stated they made payment for the borrower today. Comment dated 01/XX/2016 associate spoke with authorized third party; aunt who stated the they wanted to make a payment. Associate advised the loan will still be 5 payments past due and aunt immediately disputed the status. Aunt stated they were offered a modification and had returned to the documents. Associate stated they will resend the documents. Reason for delinquency was cited as being unemployment which has been resolved.	No	Poor	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Associate attempted to contact borrower and spoke with third party who stated they made payment for the borrower today. Comment dated 01/XX/2016 associate spoke with authorized third party; aunt who stated the they wanted to make a payment. Associate advised the loan will still be 5 payments past due and aunt immediately disputed the status. Aunt stated they were offered a modification and had returned to the documents. Associate stated they will resend the documents.
Reason for delinquency was cited as being unemployment which has been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307242	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Contacted borrower to bring account current. Stated excessive obligations. Attempted financials, however borrower was at work and couldn't continue call.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Contacted borrower to bring account current.  Stated excessive obligations.  Attempted financials, however borrower was at work and couldn't continue call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Notes indicate 3 prior modifications with previous servicer	Notes indicate 3 prior modifications with previous servicer
204307248	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Borrower logged on to website to make a payment.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower logged on to website to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307255	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	60	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Borrower wanted to talk about options as was in the hospital and has some extra bills. The customer has to take care of parents and is working on getting more social security income for the mother. The total amount due was provided as $2448.90. The agent offered setting up payments of $1753.43 for 4 months; with the last payment being $1301.96. The agent advised can take $1176.80 today and set up $576.63 when received the other retirement check. Payments were scheduled for $1176.80 for 08/XX/2017; for $576.63 on 09/XX/2017; and for $1753.43 for 10/XX/2017.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower wanted to talk about options as was in the hospital and has some extra bills.  The customer has to take care of parents and is working on getting more social security income for the mother.  The total amount due was provided as $2448.90.  The agent offered setting up payments of $1753.43 for 4 months; with the last payment being $1301.96.  The agent advised can take $1176.80 today and set up $576.63 when received the other retirement check.    Payments were scheduled for $1176.80 for 08/XX/2017; for $576.63 on 09/XX/2017; and for $1753.43 for 10/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307258	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	11/XX/2016	Not attempting to contact the borrower	Borrower called to make a payment.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower called  to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307263	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The servicer informed the borrower on 03/XX/2018 that the total amount due is $2,257.63.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The servicer informed the borrower on 03/XX/2018 that the total amount due is $2,257.63.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307264	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	7/XX/2018	Tenant Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called in to verify the overnight mailing address for the property loss department. The borrower advised they will sent a bill pay on 05/XX/2018. Comments on 12/XX/2017 indicated the servicer advised the borrower they were current on their forbearance plan.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	No	Comments on 04/XX/2018 indicated the borrower filed a claim for XXX damages that were incurred on 09/XX/2017. The approximate claim was in the amount of $7511.06. The claim was indicated to be non-monitored. Comments on 12/XX/2017 indicated the property incurred roof damages from the hurricane. On 05/XX/2018, the borrower advised they received the claim check and they are ready to send it to the servicer for endorsement. The servicer advised they also need a copy of the adjuster's report. Comments on 05/XX/2018 indicated the adjuster report was received. The claim is pending the receipt of funds.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to verify the overnight mailing address for the property loss department. The borrower advised they will sent a bill pay on 05/XX/2018. Comments on 12/XX/2017 indicated the servicer advised the borrower they were current on their forbearance plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 04/XX/2018 indicated the borrower filed a claim for XXX damages that were incurred on 09/XX/2017. The approximate claim was in the amount of $7511.06. The claim was indicated to be non-monitored. Comments on 12/XX/2017 indicated the property incurred roof damages from the hurricane. On 05/XX/2018, the borrower advised they received the claim check and they are ready to send it to the servicer for endorsement. The servicer advised they also need a copy of the adjuster's report. Comments on 05/XX/2018 indicated the adjuster report was received.  The claim is pending the receipt of funds.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $7,511.06 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF367539 XXX 4/XX/2018 2:54:15 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $7,511.06 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF367539 XXX 4/XX/2018 2:54:15 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $7,511.06 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF367539 XXX 4/XX/2018 2:54:15 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 09/XX/2017 LOSS TYPE: HURRICANE DISASTER: XXX CLAIM FILED BY: BORROWER PMT DUE DATE: 5/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $7,511.06 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF367539 XXX 4/XX/2018 2:54:15 PM send to Hazard AMC's Response: Servicer Response added to review - no change in exceptions.
204307267	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Borrower logged in to website to review terms of use documentation sent by servicer.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower logged in to website to review terms of use documentation sent by servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204307270	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower stated that for some reason their bank rejected a payment that they attempted to make due to the amount being incorrect. The borrower then immediately called in and made the payment via the phone and the account currently shows as current.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower stated that for some reason their bank rejected a payment that they attempted to make due to the amount being incorrect.  The borrower then immediately called in and made the payment via the phone and the account currently shows as current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307280	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	12/XX/2017	Contact attempts - however unable to contact borrower	The borrower called to bring the loan current and stated received some extra money this month to do so. The borrower stated the reason for delinquency was due to helping daughter which made it difficult to catch up. The agent took a speed payment in the amount of $892.86 effective 12/XX/17.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower called to bring the loan current and stated received some extra money this month to do so.  The borrower stated the reason for delinquency was due to helping daughter which made it difficult to catch up.  The agent took a speed payment in the amount of $892.86 effective 12/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307284	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	Borrower did not have funds to bring account current. Customer asked what optioned were available, but was going to borrow funds.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower did not have funds to bring account current. Customer asked what optioned were available, but was going to borrow funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: As of 3/XX/17, account has 3 mods and failed repayment plan on 1/XX/17.	As of 3/XX/17, account has 3 mods and failed repayment plan on 1/XX/17.
204307287	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	UTD	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204307288	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Incomplete	9/XX/2015	3/XX/2016	3/XX/2018	Ongoing dialogue with borrower	Borrower states he is a seasonal worker, construction. Borrower states he will have loan caught up, but did not go on any plans.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower states he is a seasonal worker, construction.  Borrower states he will have loan caught up, but did not go on any plans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is current. No bankruptcy filed and no foreclosure action taken.	Loan is current. No bankruptcy filed and no foreclosure action taken.
204307299	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower contact in regards to making a payment by phone.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact in regards to making a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307306	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Customer called in with questions regarding payments and late fees.	Customer called in with questions regarding payments and late fees.
204307310	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called with questions, concerns addressed.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called with questions, concerns addressed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307311	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	10/XX/2016	Contact attempts - however unable to contact borrower	Borrower said he was unable to talk and offered to call back.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower said he was unable to talk and offered to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307318	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called in to make a payment	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments indicate there was a bankruptcy prior to loan boarding. There are no specifics provided for this bankruptcy.	Comments indicate there was a bankruptcy prior to loan boarding. There are no specifics provided for this bankruptcy.
204307320	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower advised the RFD is due to an illness and set up a payment for $1,300.00 on 4/XX/2018. The borrower declined assistance with setting up future payments.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower advised the RFD is due to an illness and set up a payment for $1,300.00 on 4/XX/2018. The borrower declined assistance with setting up future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307323	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower advised payment will be made online and discussed modification payments.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised payment will be made online and discussed modification payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307328	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called about a double payment being taken from her account.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called about a double payment being taken from her account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307331	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower contact in regards to making payment on account.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No discharge date provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower contact in regards to making payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307351	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	The borrower was advised they were being called because of past due payments, the borrower said they would call back tomorrow.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower was advised they were being called because of past due payments, the borrower said they would call back tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307358	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	08/XX/2018 The Borrower called and requested the name of the previous Servicer, the representative advised it was Chase, also informed the Borrower the amount due on 09/XX/2018 was $1631.54.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  08/XX/2018 The Borrower called and requested the name of the previous Servicer, the representative advised it was Chase, also informed the Borrower the amount due on 09/XX/2018 was $1631.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307359	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Borrower made a promise to pay via bill pay on 06/XX/2018.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made a promise to pay via bill pay on 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307362	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Talk to borrower about 8/2017 payment borrower sates he is driving to call back later.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2014	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Talk to borrower about 8/2017 payment borrower sates he is driving to call back later.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307366	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower contacted on 04122018 regarding payment	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contacted on 04122018 regarding payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307377	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Ongoing dialogue with borrower	Called and spoke with borrower and advised of total amount due for $2484.52. Borrower stated did not have the ability to make payments over the phone.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	2/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Called and spoke with borrower and advised of total amount due for $2484.52. Borrower stated did not have the ability to make payments over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307380	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Contact indicated new loss mitigation package to the borrower for workout options to be pursued, active trial plan noted 7/XX/2018. Borrower stated reason for default as co borrower had passed away and they are on a fixed income.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Contact indicated new loss mitigation package to the borrower for workout options to be pursued, active trial plan noted 7/XX/2018. Borrower stated reason for default as co borrower had passed away and they are on a fixed income.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307381	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	2/XX/2018	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204307390	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Tenant Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower made payment inquiry and stated Payment will draft on 05/21 and then they will return to making normal payment after that.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment inquiry and stated Payment will draft on 05/21 and then they will return to making normal payment after that.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204307404	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	The borrower inquired about the interest rate change. Was advised it is 4.75%, and payment is $2,777.97. Overage would be applied to late charges.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	7/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower inquired about the interest rate change.  Was advised it is 4.75%, and payment is $2,777.97.  Overage would be applied to late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307406	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	Borrower completed a Modification back in March 2017. Customer contact now just consists of calling to schedule payments.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower completed a Modification back in March 2017. Customer contact now just consists of calling to schedule payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307409	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Discussion was in regards to a new repayment plan as well as borrower asked why she was still having property inspections if she is in contact with servicer. She was counceled on both.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	Current	Formal (Written)	4/XX/2018	11/XX/2018	$1,380.78	5/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Discussion was in regards to a new repayment plan as well as borrower asked why she was still having property inspections if she is in contact with servicer. She was counceled on  both.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307410	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Outbound call to borrower regarding payment and advised total amount due. Borrower advised has payment in process now. Agent advised that payment should fully process on 5/XX/2018-today.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Outbound call to borrower regarding payment and advised total amount due. Borrower advised has payment in process  now. Agent advised that payment should fully process on 5/XX/2018-today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307414	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to discuss the payments and gave authorization to speak with his daughter and made a payment.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	UTD	UTD	UTD	Discharged	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to discuss the payments and gave authorization to speak with his daughter and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  Discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy comments provided.	Bankruptcy comments provided.
204307428	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	Borrower inquired about the loan stating that it was late. Third party was advised that a check was received on 04/XX/2018 for $4,632.03. Third party also inquired on getting the borrower's name off the loan and to have their name added.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquired about the loan stating that it was late. Third party was advised that a check was received on 04/XX/2018 for $4,632.03. Third party also inquired on getting the borrower's name off the loan and to have their name added.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307429	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower called to schedule payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 7/XX/2013 Disaster relief noted but not additional information.	7/XX/2013 Disaster relief noted but not additional information.
204307430	XXX	Performing	8/XX/2018	9/XX/2018	Payment Adjustments	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower called and advised they mailed a cashier's check on 03/XX/2018 and they do not see the funds were posted to the loan. The servicer advised they do not see the funds were received and advised the borrower they can file for a missing payment research if the payment is not cleared on 04/XX/2018. The borrower advised they would call back if the payment is not posted by 04/XX/2018.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called and advised they mailed a cashier's check on 03/XX/2018 and they do not see the funds were posted to the loan. The servicer advised they do not see the funds were received and advised the borrower they can file for a missing payment research if the payment is not cleared on 04/XX/2018. The borrower advised they would call back if the payment is not posted by 04/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments on 10/XX/2017 indicated a written dispute was received from the borrower on 09/XX/2017 disputing the escrow amount. On 11/XX/2017 a detailed escrow and interest rate payment changes, a detailed lender placed insurance refund, adjustments completed 10/XX/2017 to set escrow payment to previous amount. The borrower was advised the loan is due for the 10/XX/2017 installment. There was no further communication from the borrower in regards to the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number 12-20207.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307431	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower stated he mailed check for payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated he mailed check for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307435	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	The co-borrower verified their information and discussed their recent increase in payments. They then requested an escrow analysis.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2015	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The co-borrower verified their information and discussed their recent increase in payments.  They then requested an escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307444	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2016	Contact attempts - however unable to contact borrower	Multiple collection calls are being made but are not answered by borrower.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Multiple collection calls are being made but are not answered by borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307445	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Contact attempts - however unable to contact borrower	The borrower called in to verify the amount due because the ivr was indicating a lessor amount than the notice of intent amount. I advise the notice of intent amount is calculating the past due amount and fees. The borrower wants to bring the loan current and schedule a payment in the amount of $4330.5 dated 2/XX/2017.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in to verify the amount due because the ivr was indicating a lessor  amount than the notice of intent amount. I advise the notice of intent amount is calculating the past due amount and fees. The borrower wants to bring the loan current and schedule a payment in the amount of $4330.5 dated 2/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307447	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Last comments indicate borrower called in made payment $1619.25 6/XX/2018. Loan is currently preforming as of last comment date.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last comments indicate borrower called in made payment $1619.25  6/XX/2018. Loan is currently preforming as of last comment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307452	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Incomplete	9/XX/2015	2/XX/2016	4/XX/2018	Ongoing dialogue with borrower	The borrower was in the hospital and had car expenses. She sent in a short payment and will have to wait for her tax refund to catch up the payments.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was in the hospital and had car expenses.  She sent in a short payment and will have to wait for her tax refund to catch up the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307456	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	7/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	3/XX/2016	Not attempting to contact the borrower	Borrower called in to inquire if rate had changed when Servicing was transferred.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	3/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Borrower called in to inquire if rate had changed when Servicing was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204307460	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Ongoing dialogue with borrower	Borrower sent back mod docs and payments, servicer confirmed nothing being requested, advised mod in queue, advised mod team expected to be done by next week at the latest for booking.	No	Good	Resolved	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	Discharged	Chapter 13	No	No	No	BWR STATED HE IS NO LONGER BEING REPD BY ATTY & BK IS OVER, CONFIRMED IN AACER THAT BK DATE TERMINATED: 08/XX/2017.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower sent back mod docs and payments, servicer confirmed nothing being requested, advised mod in queue, advised mod team expected to be done by next week at the latest for booking.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2017 and there is no evidence of reaffirmation.  BWR STATED HE IS NO LONGER BEING REPD BY ATTY & BK IS OVER, CONFIRMED IN AACER THAT BK DATE TERMINATED: 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307461	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	7/XX/2018	Ongoing dialogue with borrower	Outbound collection call; borrower scheduled payment for July and informed servicer he would call back to make future payments.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound collection call; borrower scheduled payment for July and informed servicer he would call back to make future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307465	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307466	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307467	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	1/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Ongoing dialogue with borrower	Non-HAMP modification completed 12/XX/17. Recent notes state that the borrower was read the Bankruptcy script but notes do not provide details on the Bankruptcy.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2017	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No details on the bankruptcy provided. Note dated 12/XX/13 states the bankruptcy was discharged.	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Non-HAMP modification completed 12/XX/17.  Recent notes state that the borrower was read the Bankruptcy script but notes do not provide details on the Bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.  No details on the bankruptcy provided.  Note dated 12/XX/13 states the bankruptcy was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307471	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307474	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Called borrower, verified, but borrower did not have ti me to talk. Call ended.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Called borrower, verified, but borrower did not have ti me to talk.  Call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307476	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	AUTHORIZED THIRD PARTY IS SPOUSE, XXX PAYMENT WAS MADE IN THE AMOUNT OF $1076.63 3/XX/2018 CONF#: 16400765	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  AUTHORIZED THIRD PARTY IS SPOUSE, XXX PAYMENT WAS MADE IN THE AMOUNT OF  $1076.63 3/XX/2018 CONF#: 16400765
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307477	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Last pay history indicates borrower made payment on 6/XX/2018. Loan is currently performing.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Last pay history indicates borrower made payment on 6/XX/2018. Loan is currently performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307480	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	An authorized third party (borrower's spouse) called in to advise that October payment would be returned as they forgot to deposit funds into the bank account. The caller advised the reason for delinquency was medical bills. The agent offered to set up the payment again and the caller agreed. The agent offered to go over financial information but the caller stated the spouse would call to take care of it. The agent processed a speed payment in the amount of $1262.01 effective 10/XX/17.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  An authorized third party (borrower's spouse) called in to advise that October payment would be returned as they forgot to deposit funds into the bank account. The caller advised the reason for delinquency was medical bills.  The agent offered to set up the payment again and the caller agreed.  The agent offered to go over financial information but the caller stated the spouse would call to take care of it.  The agent processed a speed payment in the amount of $1262.01 effective 10/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307482	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	Average	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to make a payment over the phone for $455.05.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment over the phone for $455.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307483	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2016	Ongoing dialogue with borrower	07/XX/2016 Verified property is owner occupied. Borrower stated they mailed out payment bank confirmed receipt. This should take care of the July payment.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  07/XX/2016  Verified property is owner occupied.  Borrower stated they mailed out payment bank confirmed receipt.  This should take care of the July payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307485	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower contacted on 7/XX/2017. Unemployment issue. Borrower did then work extra and would bring loan current. Appears loan payments are being made consistently since the insufficient funds issue on 8/XX/2017.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower contacted on 7/XX/2017.  Unemployment issue.  Borrower did then work extra and would bring loan current.  Appears loan payments are being made consistently since the insufficient funds issue on 8/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307486	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The servicer advised the total amount due of $1219.05 for 06/XX/2018. The borrower made a payment of $1219.05; servicer processed and provided confirmation number.	No	Good	Permanent	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	2/XX/2018	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer advised the total amount due of $1219.05 for 06/XX/2018. The borrower made a payment of $1219.05; servicer processed and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307488	XXX	Performing	8/XX/2018	7/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	borrower called about insurance information	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  borrower called about insurance information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307489	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	05/XX/2018 - Borrower calling about payment history. 03/XX/18 payment was discussed.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  05/XX/2018 - Borrower calling about payment history.  03/XX/18 payment was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307490	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Not attempting to contact the borrower	03/XX/2017 - Borrower called to discuss the ancillary campaign letter they received.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  03/XX/2017 - Borrower called to discuss the ancillary campaign letter they received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307492	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower stated that $2,597.47 will be paid on 07/XX/2018.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated that $2,597.47 will be paid on 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204307501	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower stated the reason for default was curtailment of income however it has been resolved.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower stated the reason for default was curtailment of income however it has been resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307513	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan modified prior to review period on 08/XX/2014.	Loan modified prior to review period on 08/XX/2014.
204307522	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower inquired about information regarding the 1098 tax interest statement regarding the account.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower inquired about information regarding the 1098 tax interest statement regarding the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307525	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2016	Contact attempts - however unable to contact borrower	Borrower called in to request a payoff amount. Borrower promised to make a payment in the weekend.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower called in to request a payoff amount. Borrower promised to make a payment in the weekend.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307529	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Ongoing dialogue with borrower	02/XX/2017 Commentary states Borrower called in reference to being locked out of the account. Borrower was advise on trouble shooting options.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  02/XX/2017 Commentary states Borrower called in reference to being locked out of the account. Borrower was advise on trouble shooting options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 11/XX/2016 Commentary states property damages but they were not enough to file a claim.	11/XX/2016 Commentary states property damages but they were not enough to file a claim.
204307532	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	The borrower verified their information and was advised their most recent payment had been returned. They stated they would make a payment online and the call was unexpectedly disconnected.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower verified their information and was advised their most recent payment had been returned.  They stated they would  make a payment online and the call was unexpectedly disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307544	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower advised will make a payment of $2558.17 on 05/XX/2018 via online.	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	6/XX/2017	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised will make a payment of $2558.17 on 05/XX/2018 via online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307545	XXX	Delinquent	8/XX/2018	9/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The last contact with the borrower was on 06/XX/2018 to discuss reason for delinquency and payment options.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact with the borrower was on 06/XX/2018 to discuss reason for delinquency and payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307546	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	TT: CUST1 OB MM GIVEN RFC: COLLECTION CALL RFD: NOT APPLICABLE ADV TAD OF $2760.07 ADV NEXT PMT DUE $1457.62 6/XX/2018BORR STATED S HE BE MAKING PAYMENT WHEN HER SPOUSE GET PAID.. STATED SHE LOSING HER JOB.. SHE IN MIDDLE OF WORJK SHE HAD TO GO.. CALL ENDED MUTUAL DIALED: XXX - USER: XXX 06/XX/2018 2:33PM (PT)	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  TT: CUST1  OB MM GIVEN  RFC: COLLECTION  CALL RFD: NOT APPLICABLE  ADV TAD OF               $2760.07 ADV NEXT PMT DUE $1457.62                  6/XX/2018BORR STATED S HE BE MAKING PAYMENT  WHEN HER SPOUSE GET PAID.. STATED SHE             LOSING HER JOB.. SHE IN MIDDLE OF WORJK             SHE HAD TO GO.. CALL ENDED MUTUAL DIALED:  XXX - USER: XXX 06/XX/2018           2:33PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307556	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to get payment amount due and mailing address to mail payment.	No	Fair	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to get payment amount due and mailing address to mail payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307557	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	11/XX/2017	Ongoing dialogue with borrower	Borrower called to inquire about why the balance on the account was so high. Paid part of the late fees/balance due.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to inquire about why the balance on the account was so high. Paid part of the late fees/balance due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307558	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	borrower made payments	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  borrower made payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307565	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Borrower said he wanted to make a double payment but didn't have enough income at the moment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower said he wanted to make a double payment but didn't have enough income at the moment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307566	XXX	Performing	8/XX/2018	9/XX/2018	Illness - Family	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower was contacted 4/XX/2018 to collect a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower was contacted 4/XX/2018 to collect a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307567	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Servicer spoke to borrower regarding payments and the borrower made a payment $618.31	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Servicer spoke to borrower regarding payments and the borrower made a payment $618.31
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307568	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower advised mailed payment. RFD borrower had high medical cost.	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower advised mailed payment. RFD borrower had high medical cost.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307572	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower inquired on 1098 tax form and stated that they will take care of late charges next month.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower inquired on 1098 tax form and stated that they will take care of late charges next month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307577	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	CUST STATED WANTS TO SCHEDULE A PYMT.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  CUST STATED WANTS TO SCHEDULE A PYMT.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307582	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	Permanent	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.
ADDITIONAL INFORMATION: N/A
204307585	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Yes	3/XX/2018	Not attempting to contact the borrower	3rd party advised will send in proof of insurance and billing.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  3rd party advised will send in proof of insurance and billing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307587	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower was advised of total amount due and was informed of possible repayment plan.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was advised of total amount due and was informed of possible repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307590	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	UTD	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	10/XX/2015	5/XX/2018	Contact attempts - however unable to contact borrower	Discuss loan and April payment	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2016	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Discuss loan and April payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX-.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204307594	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The borrower called and requested to set up a payment plan.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called and requested to set up a payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307596	XXX	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Yes	5/XX/2017	Not attempting to contact the borrower	Last borrower contact indicated that the borrower was receiving HHF assistance and did not want to proceed with the final modification even though the trial payments were submitted already. Loan was reinstated on 08/XX/2017.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Last borrower contact indicated that the borrower was receiving HHF assistance and did not want to proceed with the final modification even though the trial payments were submitted already. Loan was reinstated on 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307598	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	10/XX/2015	11/XX/2016	Contact attempts - however unable to contact borrower	The last contact with the borrower was on 11/XX/2016 to discuss payment arrangements.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The last contact with the borrower was on 11/XX/2016 to discuss payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307605	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307611	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	3/XX/2016	Not attempting to contact the borrower	An authorized third party called the servicer (the borrower's spouse) requesting a copy of taxes from 7/15. The agent advised the borrower that since the file was just transferred to servicer in 11/15 would have to contact the previous servicer to get that information.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  An authorized third party called the servicer (the borrower's spouse) requesting a copy of taxes from 7/15.  The agent advised the borrower that since the file was just transferred to servicer in 11/15 would have to contact the previous servicer to get that information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case numberXXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307613	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	8/XX/2018	Occupied-UTD	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	8/XX/2018	Ongoing dialogue with borrower	Recent contact, borrower advised they are recently unemployed and will be living off of savings. Prior contact, the Borrower called to make double payment and stated chooses to pay payment every month at the end of the month.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Recent contact, borrower advised they are recently unemployed and will be living off of savings. Prior contact, the Borrower called to make double payment and stated chooses to pay payment every month at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307618	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	RFC: TAX FORM INQUIRY	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  RFC: TAX FORM INQUIRY
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307620	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	04/XX/2018 The borrower called to make payment of $1548.83 the total amount due was $1832.61 the borrower was informed of cut off time 5;00pm PST and grace period, the payment was processed. Update: Borrower spoke to agent and made payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	Yes	1	The subject had damaged by the hurricane per notes dated 09/XX/2017. The roof was damaged and there is leakage in the walls. No evidence of a claim being filed or completed repairs was noted.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  04/XX/2018 The borrower called to make payment of $1548.83 the total amount due was $1832.61 the borrower was informed of cut off time 5;00pm PST and grace period, the payment was processed.  Update:  Borrower spoke to agent and made payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A written credit reporting adjustment request was received on 03/XX/2018.  The response was sent on 03/XX/2018 that the request to change the reported for 04/2015 was denied.  A prior credit reporting dispute was resolved on 08/XX/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The subject had damaged by the hurricane per notes dated 09/XX/2017.  The roof was damaged and there is leakage in the walls.  No evidence of a claim being filed or completed repairs was noted.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Commentary dated 08/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by a hurricane.	Commentary dated 08/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by a hurricane.
204307621	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower called in to inquiry about balance due on account	No	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to inquiry about balance due on account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307622	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower wanted to set up automatic payments on her account coming out of her bank account.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower wanted to set up automatic payments on her account coming out of her bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307627	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called why payment going up. Advised taxes are in escrow. and taxes are going up. Borrower is current.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	UTD	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called why payment going up. Advised taxes are in escrow. and taxes are going up. Borrower is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 01/XX/2015 - internet bankruptcy notice. No other comments on bankruptcy

																																																																																																																																																																																															04/XX/2018 - borrower advised only way to reaffirm loan is to re-activate bankruptcy	01/XX/2015 - internet bankruptcy notice. No other comments on bankruptcy 04/XX/2018 - borrower advised only way to reaffirm loan is to re-activate bankruptcy
204307630	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Ongoing dialogue with borrower	AUTHORIZED THIRD PARTY, ESTELA ARSE, BORROWER SPOUSE, AGREED TO SET UP NEXT THREE PAYMENTS USING BANKING INFORMATION ON FILE. PREVIOUSLY NON-AUTHORIZED PARTY, XXX HAS CALLED TO SET UP PAYMENTS.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  AUTHORIZED THIRD PARTY, ESTELA ARSE, BORROWER SPOUSE,  AGREED TO SET  UP NEXT THREE PAYMENTS USING BANKING INFORMATION ON          FILE.

PREVIOUSLY NON-AUTHORIZED PARTY, VIRGINIA, SISTER IN LAW HAS CALLED TO SET UP PAYMENTS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307638	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	UTD	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Talk to borrower about TAD borrower states she can't have calls at work and borrower hung up.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Talk to borrower about TAD borrower states  she can't have calls at work and borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204307640	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Recent conversations have been about payments and NOI.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Recent conversations have been about payments and NOI.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307642	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The representative discussed the active repayment plan and scheduled several payments with the borrower. RFD: the borrower is on disability.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2018	No	Retention	No	Current	Formal (Written)	5/XX/2015	11/XX/2018	$1,680.71	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The representative discussed the active repayment plan and scheduled several payments with the borrower. RFD: the borrower is on disability.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Payment plan letter was sent on 05/XX/2018.	Payment plan letter was sent on 05/XX/2018.
204307647	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	borrower did promise to pay	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  borrower did promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307650	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Called to state that she'd make her payment for April by end of month.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	Current	Formal (Written)	2/XX/2018	8/XX/2018	$779.61	3/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Called to state that she'd make her payment for April by end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307656	XXX	Performing	8/XX/2018	9/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Agent spoke with borrower on 05/XX/2018 and confirmed an automatic payment is scheduled for 06/XX/2018 and billing statements will continue to be mailed out to make sure the loan status is provided.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent spoke with borrower on 05/XX/2018 and confirmed an automatic payment is scheduled for 06/XX/2018 and billing statements will continue to be mailed out to make sure the loan status is provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307659	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	The borrower called to make a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307661	XXX	Performing	8/XX/2018	8/XX/2018	Payment Disputes	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	The borrower called in to make the August payment in the amount of $1246.70. The servicer advised the borrower that the September payment would be $1180.50, but then had technical issues and wasn't able to assist the borrower. the servicer advised the borrower of the self service options via the website and over the phone.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to make the August payment in the amount of $1246.70. The servicer advised the borrower that the September payment would be $1180.50, but then had technical issues and wasn't able to assist the borrower. the servicer advised the borrower of the self service options via the website and over the phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2015.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed amount of escrows. Escrows did not reflect Borrowers Veteran Exemption.  The Servicer received  refunds back from the County property is in. Borrower provided a current tax bill reflecting the correct amount.  The Servicer accepted the Mortgage payment from the Borrower reflecting the lower amount until the escrows have been adjusted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307662	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	BORROWER STATES WE CALL HIM EVERY OTHER DAY ABOUT THIS. BORROWER STATES HE IS IN THE MIDDLE OF SOMETHING. AS BORROWER HAD TO GO, CALL MUTUALLY ENDED.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  BORROWER STATES WE CALL HIM  EVERY OTHER DAY ABOUT THIS. BORROWER  STATES HE IS IN THE MIDDLE OF SOMETHING.  AS  BORROWER HAD TO GO, CALL MUTUALLY ENDED.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307663	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	per the comments on 4/XX/17, the authorized third party called in to request the schedule payment for 4/XX/17 be changed to 4/XX/17 due to fluctuating hours at work. During the call the borrower was advised of the total amount due, payments due on the first of the month, fees charged after the grace period, and the loan would be reported to the credit bureau if it was 30 days past due. The borrower was also advised of the payment options available. On 4/XX/2016 an unauthorized third party, the spouse, called to make a trial payment for the modification program. They were advised they could take the payment but would need an authorization form form the borrower to be able to discuss the account.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  per the comments on 4/XX/17, the authorized third party called in to request the schedule payment for 4/XX/17 be changed to 4/XX/17 due to fluctuating hours at work. During the call the borrower was advised of the total amount due, payments due on the first of the month, fees charged after the grace period, and the loan would be reported to the credit bureau if it was 30 days past due. The borrower was also advised of the payment options available. On 4/XX/2016 an unauthorized third party, the spouse, called to make a trial payment for the modification program. They were advised they could take the payment but would need an authorization form form the borrower to be able to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307665	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	On 5/XX/2018 Servicer spoke with an authorized third party who said te customer was not available at that time.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 Servicer spoke with an authorized third party who said te customer was not available at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307671	XXX	Performing	8/XX/2018	7/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last contact with borrower was on 5/XX/2018 where borrower has stated they thought they were set up for automatic payments. Agent advised blank automatic payment form would be mailed out in order to set up automatic payments.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 07/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact with borrower was on 5/XX/2018 where borrower has stated they thought they were set up for automatic payments. Agent advised blank automatic payment form would be mailed out in order to set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307678	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204307684	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in for the status on the 1098.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in for the status on the 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307685	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last contact Borrower made a promise to pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307692	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	9/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $909.77 for 8/XX/2018. Borrower called to make payment for May.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  9/XX/2018 Review-Notes indicate that borrower called to schedule a SpeedPay payment for loan account in the amount of $909.77 for 8/XX/2018.

Borrower called to make payment for May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307702	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in because she received a letter stating that insurance was expired but she did pay it. Forced insurance was added and borrower wants credit.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in because she received a letter stating that insurance was expired but she did pay it.  Forced insurance was added and borrower wants credit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307707	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2016	Ongoing dialogue with borrower	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2016	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307713	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower called about credit reporting dispute; servicer advised to submit in writing.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	No	No	No	per the comment log on 4/XX/18, some bankruptcy information was provided. Per the comments, only borrower 1 filed for the bankruptcy.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called about credit reporting dispute; servicer advised to submit in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2016 and there is no evidence of reaffirmation.  per the comment log on 4/XX/18, some bankruptcy information was provided. Per the comments, only borrower 1 filed for the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments on 9/XX/17 refer to the credit bureau not being able to make changes due to the loan being in litigation. The borrower's credit history was being corrected to reflect no past due payments for the period 11/2016 - 3/2017, further comments indicate the credit reporting was suppressed during the bankruptcy period.	Comments on 9/XX/17 refer to the credit bureau not being able to make changes due to the loan being in litigation. The borrower's credit history was being corrected to reflect no past due payments for the period 11/2016 - 3/2017, further comments indicate the credit reporting was suppressed during the bankruptcy period.
204307714	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Filed/Under Plan	Chapter 13	No	Yes	No	Motion for relief was cited as being withdrawn . Prior chapter 13 case XXX was terminated/discharged cited on 05/XX/2015.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  A motion for relief was filed 12/XX/2015.  Motion for relief was cited as being withdrawn . Prior chapter 13 case XXX was terminated/discharged cited on 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307724	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	Marital Difficulties	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Agent advised borrower of total amount due in the amount of $4761.79 and adv that they are rolling 30 days past due. Agent secured payment in the amount of $1685.63 to be processed 8/XX/2017.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Agent advised borrower of total amount due in the amount of $4761.79 and adv that they are rolling 30 days past due. Agent secured payment in the amount of $1685.63 to be processed 8/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307728	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	Borrower disputed a delinquency.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower disputed a delinquency.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A credit shows 30 days late borrower is stating they never paid it late.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307730	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2016	Contact attempts - however unable to contact borrower	Borrower called in with questions about how insurance was paid.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called in with questions about how insurance was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: numerous attempts to contact borrower, but not contact made.	numerous attempts to contact borrower, but not contact made.
204307732	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	RFC: FINANCIAL HARDSHIP RFD: CURTAILMENT OF INCOME CUSTOMER LOST HER PART TIME JOB IN 5/2017, AND IS HELPING KIDS WITH THEIR STUDENTS LOAN PAYING $400.00 PER MONTH. ADVISED THAT COLLECTION ACTIVITY (CALLS AND LETTERS) WILL CONTINUE UNTIL THE LOAN IS BROUGHT CURRENT.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	Yes	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  RFC: FINANCIAL HARDSHIP RFD: CURTAILMENT OF INCOME CUSTOMER  LOST HER PART TIME JOB IN 5/2017, AND IS HELPING KIDS WITH THEIR STUDENTS LOAN PAYING $400.00 PER MONTH.  ADVISED THAT COLLECTION ACTIVITY (CALLS AND LETTERS) WILL CONTINUE UNTIL  THE LOAN IS BROUGHT CURRENT.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307735	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307736	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower called in stating letter was received indicating that the loan was behind. The agent advised that such letter is directed to the borrower in accordance with state mandated guidelines. The borrower inquired about the mortgage being current and the agent confirmed. The borrower stated has not received a billing statement and the agent advised that even though bankruptcy is over the way in which the bankruptcy was terminated was through Motion for Relief and advised that Motion for Relief ensures that while servicer cannot actively collect that we also cannot send out billing statements. The borrower is requesting that the billing statement resume being sent to the address and will send in correspondence requesting this and the agent provided fax number to the correspondence department.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Release from Stay Granted	UTD	Yes	Yes	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in stating letter was received indicating that the loan was behind. The agent advised that such letter is directed to the borrower in accordance with state mandated guidelines. The borrower inquired about the mortgage being current and the agent confirmed. The borrower stated has not received a billing statement and the agent advised that even though bankruptcy is over the way in which the bankruptcy was terminated was through Motion for Relief and advised that Motion for Relief ensures that while servicer cannot actively collect that we also cannot send out billing statements. The borrower is requesting that the billing statement resume being sent to the address and will send in correspondence requesting this and the agent provided fax number to the correspondence department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing the reinstatement amount stating has not missed a payment since loan as transferred. The servicer reviewed and advised that the reinstatement amount is valid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is release from stay granted.  A motion for relief was filed 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307737	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2015	Not attempting to contact the borrower	Borrower called to inquire about taxes.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2015.  Borrower called to inquire about taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307745	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	5/XX/2018	Occupied-UTD	Average	Yes	Yes	Not attempting to contact the borrower	Yes	3/XX/2015	Yes	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307749	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2015	Contact attempts - however unable to contact borrower	TT: CUST2 SSN2: VERIFIED SSN DEMO VRFY: 30DAY RULE OCCUPANCY: 30 DAY RULE RFC: OTHERRFD: OTHER CUST2 CALLED IN ADV TAD$2,161.14 RFC: WANTS TO GET HER ACCT# AT WORK AND WASTRYING TO MAKE ONE PYMT ON THE WEBSITE ASKEDWHEN THE APRIL IS GOING TO BE MADE CUST2 STTD BY END OF APRIL ASKED RFD: STTD SHE ISALL BY HERSELF AND JUST GOT BEHIND ADV NEEDSTO READ THE CA COMPLAINCE CUST2 AGREED **READ DU DILIGENCE SCRIPTING** CUST STTD ATWORK NOT TODAY WILL PAY ON THE WEBSITE ADVCUST2 NOT SURE IF WEBSITE WILLT AKE ONE PYMT BUT GOING OVER THE PREV PYMTS SHE DOES ITOVER THE PHONE CUST2 EXP CONCERN OF TEH PROCFEE AND WIL JUST CALL BACK AFTER WORK AND HAD TO GO **CALL WAS DISCONNECTED**PAY AMOUNT: $1045.98 DATE: 4/XX/2015** DU COMPLIANCE ** SCRIPT ACCESSED BY:SCRIPTING HAS BEEN COMPLETED PER JOB AID REQUIREMENTS: Y - ALL DU ITEMS COMPLETE: Y -USER: XXX 04/XX/2015 8:47AM (PT)	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2015.  TT: CUST2 SSN2: VERIFIED SSN DEMO VRFY: 30DAY RULE OCCUPANCY: 30 DAY RULE RFC: OTHERRFD: OTHER CUST2 CALLED IN ADV TAD$2,161.14 RFC: WANTS TO GET HER ACCT# AT WORK AND WASTRYING TO MAKE ONE PYMT ON THE WEBSITE ASKEDWHEN THE APRIL IS GOING TO BE MADE CUST2 STTD BY END OF APRIL ASKED RFD: STTD SHE ISALL BY HERSELF AND JUST GOT BEHIND ADV NEEDSTO READ THE CA COMPLAINCE CUST2 AGREED **READ DU DILIGENCE SCRIPTING** CUST STTD ATWORK NOT TODAY WILL PAY ON THE WEBSITE ADVCUST2 NOT SURE IF WEBSITE WILLT AKE ONE PYMT BUT GOING OVER THE PREV PYMTS SHE DOES ITOVER THE PHONE CUST2 EXP CONCERN OF TEH PROCFEE AND WIL JUST CALL BACK AFTER WORK AND HAD TO GO **CALL WAS DISCONNECTED**PAY AMOUNT: $1045.98 DATE: 4/XX/2015** DU COMPLIANCE ** SCRIPT ACCESSED BY:SCRIPTING HAS BEEN COMPLETED PER JOB AID REQUIREMENTS: Y - ALL DU ITEMS COMPLETE: Y -USER: XXX 04/XX/2015 8:47AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307750	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Marital Difficulties	Bankruptcy	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Not attempting to contact the borrower	08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	No	No	The comments did not indicate the date of filing, case number or date the proof of claim was filed. Comments on 08/XX/2015 indicated the chapter 13 plan was filed with the court on 04/XX/2015. Comments on 08/XX/2015 indicated a proof of claim was filed as claim number 7 but the date of filing was not provided.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  08/XX/2018 A Bankruptcy Periodic letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The comments did not indicate the date of filing, case number or date the proof of claim was filed. Comments on 08/XX/2015 indicated the chapter 13 plan was filed with the court on 04/XX/2015. Comments on 08/XX/2015 indicated a proof of claim was filed as claim number 7 but the date of filing was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307752	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower was contacted regarding the active forbearance plan and the next payment. The servicer advised the account has a deficit and may not be affordable when the plan is completed.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	Current	Informal (Verbal)	9/XX/2017	10/XX/2018	$1,878.66	6/XX/2018	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was contacted regarding the active forbearance plan and the next payment.  The servicer advised the account has a deficit and may not be affordable when the plan is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 05/XX/2015 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,000.00 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF326153 XXX 9/XX/2015 12:28:49 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 05/XX/2015 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,000.00 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF326153 XXX 9/XX/2015 12:28:49 PM No AMC's Response: Servicer Response added to review - no change in exceptions.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017. 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 05/XX/2015 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,000.00 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF326153 XXX 9/XX/2015 12:28:49 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED LOSS DATE: 05/XX/2015 LOSS TYPE: WATER DAMAGE DISASTER: NOT DISASTER RELATED CLAIM FILED BY: BORROWER PMT DUE DATE: 9/XX/2015 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,000.00 CLAIM STATUS: EXPECTED - NON MONITORED - CURRENT QBEF326153 XXX 9/XX/2015 12:28:49 PM No AMC's Response: Servicer Response added to review - no change in exceptions.
204307753	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Customer needed a password reset.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Customer needed a password reset.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307755	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower called and wanted to pay and bring the loan current.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called and wanted to pay and bring the loan current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307756	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	7/XX/2018	UTD	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	The borrower was called for a payment and stated they would make a payment online..	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was called for a payment and stated they would make a payment online..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204307758	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Payment inquiry. Borrower mailed check for $523.94 on 06/XX/2018.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	8/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Payment inquiry.  Borrower mailed check for $523.94 on 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307764	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307781	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower was contacted and was advised of the total amount due and of the consequences, also advised the due date is the 1st of the month with a 15 day grace period. Borrower advised the reason for default was lower demand at work. Borrower advised will make June and July payment within grace period but would not schedule the payments.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower was contacted and was advised of the total amount due and of the consequences, also advised the due date is the 1st of the month with a 15 day grace period. Borrower advised the reason for default was lower demand at work. Borrower advised will make June and July payment within grace period but would not schedule the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307790	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	The borrower promised to pay the September payment the next week.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower promised to pay the September payment the next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307806	XXX	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	6/XX/2018	Owner Occupied	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower scheduled May 2018 payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower scheduled May 2018 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307808	XXX	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower contact made and payment processed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contact made and payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307810	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower contacted servicer regarding ACH payment issue, servicer explained has been set up on ACH since 2016; however, loan has been 30 days past due for over a year so ACH did not engage when borrower made a payment to bring loan current ACH kicked back in. Borrower to submit to remove ACH from loan.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contacted servicer regarding ACH payment issue, servicer explained has been set up on ACH since 2016; however, loan has been 30 days past due for over a year so ACH did not engage when borrower made a payment to bring loan current ACH kicked back in.  Borrower to submit to remove ACH from loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307813	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Other	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called in to report not being able to fulfill RPP, borrower would make double payments and try to bring loan current, asked about fees, promised payment.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to report not being able to fulfill RPP, borrower would make double payments and try to bring loan current, asked about fees, promised payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307818	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY: VERIFIED INFORMATION OCCUPANCY: OWNER OCCUPIED RFC: MODIFICATION STATUS CHECK CONFIRMED BK ATTY AND WB. RFC: CONFIRM PAYMENT RECEIVED AND MOD STATUS, BORR STATES MISTAKENLY MAILED PMT TO OLD GRAND RAPIDS MI PMT MAILING ADDR, RE-MAILED PMT TO NEWARK NJ PMT MAILING ADDR. CONFIRMED REC'D LAST PAYMENT $646.51 12/XX/17, CONFIRMED TRIAL OFFER LETTER MAILED TO ATTY 01/XX/18, TRIAL $653.75 MAR/APR/MAY, ADV MAILED PAYMENTS TAT 7-10 BUS DAYS TO POST, CONFIRMED NEWARK NJ PMT MAILING ADDR, ADV PMT METHODS, ADV ACH CAN ONLY BE SET UP WHEN LOAN SHOWS CURRENT. RECAP. *PROCESSED PAYARRG: RETENTION STATUS CHECK $660 1/XX/2018* - USER: XXX 01/XX/2018 8:30AM (PT)	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: MODIFICATION STATUS CHECK             CONFIRMED BK ATTY AND WB. RFC: CONFIRM  PAYMENT RECEIVED AND MOD STATUS, BORR              STATES MISTAKENLY MAILED PMT TO OLD GRAND           RAPIDS MI PMT MAILING ADDR, RE-MAILED PMT  TO NEWARK NJ PMT MAILING ADDR. CONFIRMED           REC'D LAST PAYMENT $646.51 12/XX/17,                CONFIRMED TRIAL OFFER LETTER MAILED TO  ATTY 01/XX/18, TRIAL $653.75 MAR/APR/MAY,          ADV MAILED PAYMENTS TAT 7-10 BUS DAYS TO POST, CONFIRMED NEWARK NJ PMT MAILING  ADDR, ADV PMT METHODS, ADV ACH CAN ONLY BE         SET UP WHEN LOAN SHOWS CURRENT. RECAP.              *PROCESSED PAYARRG: RETENTION STATUS CHECK  $660 1/XX/2018* - USER: DADAMS 01/XX/2018          8:30AM (PT)
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  TT: CUST1 SSN1: VERIFIED SSN DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: PAYMENT INQUIRY RFD: CURRENT          LOAN CUST CALLED STATING SHE DIDN'T  AUTHORIZE A PAYMENT TO COME OUT ON 9/1 AND         SHE WAS UNDER THE IMPRESSION SHE WOULD BE           MAKING THE PAYMENT ON HER OWN SINCE HER  ACH  EFFECT.   DATE WAS PUSHED TO   100117         .. GAVE CORRESPONDENCE (DISPUTES AND                INQUIRIES) 877-371-7799 TO SEND OVER ANY  PROOF OF BANK FEES TO SEE IF THEY COULD            REFUND IT. NO FUTHER QUESTIONS/CONCERNS..           **CALL DISCONNECTED** - USER: XXX  09/XX/2017 6:13AM (PT)
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307821	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Not attempting to contact the borrower	TT: AUTH NO3: XXX RELATIONSHIP: SPOUSE COMPANY: PHONE#: FAX: RFC: TAX FORM INQUIRY *READ BC SCRIPTING* NO FURTHER QUESTIONS, ADDRESSED CONCERNS, RECAPPED CALL. INBOUND CALL FROM XXX SPOUSE OF BORR1 REFERENCED LAST TIME SPOKEN ON 1/31 REGARDING MOD. RFC 1098. HAS NOT RECEIVED FORM YET ADV IN SYSTEM SINCE 1/19. RESENT SCI # 438285029 ADV XXX - USER: XXX 02/XX/2018 10:45AM (PT)	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  TT: AUTH NO3: XXX RELATIONSHIP:  SPOUSE COMPANY:  PHONE#:  FAX: RFC: TAX            FORM INQUIRY *READ BC SCRIPTING* NO                 FURTHER QUESTIONS, ADDRESSED CONCERNS,  RECAPPED CALL. INBOUND CALL FROM XXX SPOUSE OF BORR1 REFERENCED LAST            TIME SPOKEN ON 1/31 REGARDING MOD. RFC  1098. HAS NOT RECEIVED FORM YET ADV IN             SYSTEM SINCE 1/19. RESENT SCI # 438285029           ADV XXX - USER: XXX  02/XX/2018 10:45AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307822	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307827	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	11/XX/2016	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307834	XXX	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to make payments states court order and has to pay when can due to divorce. 3 payments scheduled, advised of website for self service.	No	Good	Permanent	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payments states court order and has to pay when can due to divorce. 3 payments scheduled, advised of website for self service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307838	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Last contact Servicer called Borrower 1 and discussed the Forbearance Plan set up. Borrower indicated Borrower 2 set up agreement and Borrower 1 would need to speak to Borrower 2. Borrower 1 does not want tob e contacted concerning Forbearance Plan.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	11/XX/2017	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last contact Servicer  called Borrower 1 and discussed the Forbearance Plan set up. Borrower indicated  Borrower 2 set up agreement and  Borrower 1 would need to speak to Borrower 2.  Borrower 1 does not want tob e contacted concerning Forbearance Plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower request payment assistance due to Hurricane. Borrower did not proceed with Disaster Forbearance. Borrower completed a Loan Modification Forbearance Plan As found in notes 09/XX/2017 Borrower indicated sustained damage caused by Hurricane. The notes states there was not an Insurance Claim and Borrower to repair roof. No other information concerning property damage was found in notes.	Borrower request payment assistance due to Hurricane. Borrower did not proceed with Disaster Forbearance. Borrower completed a Loan Modification Forbearance Plan As found in notes 09/XX/2017 Borrower indicated sustained damage caused by Hurricane. The notes states there was not an Insurance Claim and Borrower to repair roof. No other information concerning property damage was found in notes.
204307842	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in to see if her payment was late, she was advised that the payment was late. The borrower doesn't live in the property and will contact her son to discuss the payments.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to see if her payment was late, she was advised that the payment was late.  The borrower doesn't live in the property and will contact her son to discuss the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204307843	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	Yes	Yes	4/XX/2016	Contact attempts - however unable to contact borrower	The borrower discussed the account and reason for late payments and then made a promise to pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower discussed the account and reason for late payments and then made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307844	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Last contact with borrower was on 05/XX/2018 where borrower called in requesting the monthly payment amount. Agent advised monthly payment amount is $822.00.

Borrower was contacted 8/XX/2018 to confirm if servicer had correct mailing address. Customer asked if mod had a balloon payment.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Last contact with borrower was on 05/XX/2018 where borrower called in requesting the monthly payment amount. Agent advised monthly payment amount is $822.00.

Borrower was contacted 8/XX/2018 to confirm if servicer had correct mailing address.  Customer asked if mod had a balloon payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is paid current.	Loan is paid current.
204307848	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307849	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower contact in regards to balance due.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contact in regards to balance due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307854	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	The borrower called to make a payment; not interested in loss mitigation options.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to make a payment; not interested in loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307858	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Spoke with the borrower, advised of the total amount due of $1252.53. The borrower advised she already sent the payment out in the mail to bring the loan current. I advised the borrower that as of total her account shows discharge completed and once funds are received, account will update and show payment of $849.11 for 6/XX/18.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with the borrower, advised of the total amount due of $1252.53. The borrower advised she already sent the payment out in the mail to bring the loan current. I advised the borrower that as of total her account shows discharge completed and once funds are received, account will update and show payment of $849.11 for 6/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307860	XXX	Performing	8/XX/2018	9/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrowers last contact on 05/XX/2018 was to set up a payment over the phone.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers last contact on 05/XX/2018 was to set up a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204307864	XXX	MI Active	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	2/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2015	Not attempting to contact the borrower	The borrower advised a chapter 13 bankruptcy had been filed.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Filed/Under Plan	Chapter 13	No	No	No	The chapter 13 plan was confirmed on 11/XX/2015.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  The borrower advised a chapter 13 bankruptcy had been filed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The chapter 13 plan was confirmed on 11/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307867	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	The borrower advised they intend to pay the total amount due on 10/XX/2017. The borrower advised the reason for default was due to an unexpected expense and both borrowers were doing freelance/contract work. The borrower advised they now have a full time job and they have a stead income.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower advised they intend to pay the total amount due on 10/XX/2017. The borrower advised the reason for default was due to an unexpected expense and both borrowers were doing freelance/contract work. The borrower advised they now have a full time job and they have a stead income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307868	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Incomplete	9/XX/2015	10/XX/2015	4/XX/2018	Ongoing dialogue with borrower	08/XX/2018 An email reminder was sent directly to the Borrowers email with the subject: Reminder: Your payment is due 08/XX/2018.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  08/XX/2018 An email reminder was sent directly to the Borrowers email with the subject: Reminder: Your payment is due 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307869	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Incomplete	9/XX/2015	10/XX/2015	12/XX/2017	Contact attempts - however unable to contact borrower	Servicer advised of the total amount due. Borrower has been wiring payments. Borrower was at work and advised will call back Monday 12/XX/2017.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Servicer advised of the total amount due.  Borrower has been wiring payments.  Borrower was at work and advised will call back Monday 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307870	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	6/XX/2018	Not attempting to contact the borrower	Borrower called in to get assistance states both borrower and spouse are disabled called to see what kind of help is available to her with payments.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to get assistance states both borrower and spouse are disabled called to see what kind of help is available to her with payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307873	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	5/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	2/XX/2018	Not attempting to contact the borrower	Borrower called in regarding forbearance plan details.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in regarding forbearance plan details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307875	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	6/XX/2018	Ongoing dialogue with borrower	The borrower said they were calling to make a payment. The borrower stated they forgot to make the payment as they had been traveling. The borrower declined to set up a payment in July. Was advised of late fees.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower said they were calling to make a payment.  The borrower stated they forgot to make the payment as they had been traveling.  The borrower declined to set up a payment in July.  Was advised of late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307879	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	6/XX/2018	Ongoing dialogue with borrower	Borrower called in to clarify payment and what was owed. Borrower was advised that 182.83 needed to complete May payment. Borrower made phone pay for 182.83.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	UTD	No	No	No	Comments indicate a discharged bankruptcy but no case number, filed date or discharge date provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to clarify payment and what was owed.  Borrower was advised that 182.83 needed to complete May payment.  Borrower made phone pay for 182.83.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate a discharged bankruptcy but no case number, filed date or discharge date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307880	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	11/XX/2015	Incomplete	9/XX/2015	11/XX/2015	4/XX/2018	Ongoing dialogue with borrower	Customer set up payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Customer set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307882	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Per the commentary the last conversation with the borrowers was to inquiry on payment and borrower stated would be paid by end of month. The comments reflect a modification being completed on 11/XX/2014; however, the details of the plan were not listed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Per the commentary the last conversation with the borrowers was to inquiry on payment and borrower stated would be paid by end of month.  The comments reflect a modification being completed on 11/XX/2014; however, the details of the plan were not listed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307897	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2015	Contact attempts - however unable to contact borrower	The borrower called to make a payment for $816.59 and had questions regarding the escrow shortage in the amount of $846.69.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  The borrower called to make a payment for $816.59 and had questions regarding the escrow shortage in the amount of $846.69.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307905	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower made payment for total amount due and was advised that payment could be made online as well.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment for total amount due and was advised that payment could be made online as well.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307908	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The servicer called and spoke with the borrower and advised of the total amount due of $295.54 and the borrower stated will make payment online in amount of $295.54 on 05/XX/2018.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called and spoke with the borrower and advised of the total amount due of $295.54 and the borrower stated will make payment online in amount of $295.54 on 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307909	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Not attempting to contact the borrower	The borrower called in to see if his January payment was received and how much his February payment would be.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2014	No	Retention	Yes	1	Discharged	UTD	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called in to see if his January payment was received and how much his February payment would be.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is currently 30 days past due. Most recent comment is 7/XX/2018 regarding a Bankruptcy Periodic letter.	Loan is currently 30 days past due. Most recent comment is 7/XX/2018 regarding a Bankruptcy Periodic letter.
204307913	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower advised reason for default is due to she has a son with an illness. Borrower has inquired about repayment plans. Borrower was put on installment payments,.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower advised reason for default is due to she has a son with an illness.  Borrower has inquired about repayment plans.  Borrower was put on installment payments,.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Initially borrower was going to do Modification 05/XX//15 but just went with repayment plan. Borrower brought herself current as of 6/XX/18. No bankruptcy ever filed. No foreclosure action never started.	Initially borrower was going to do Modification 05/XX//15 but just went with repayment plan. Borrower brought herself current as of 6/XX/18. No bankruptcy ever filed. No foreclosure action never started.
204307914	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	The borrower called to follow up on status of late charge due to misapplied payment in January. The borrower also stated they are behind because their bank cancelled check.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to follow up on status of late charge due to misapplied payment in January.  The borrower also stated they are behind because their bank cancelled check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Misapplication reversal completed 6/06. No evidence of written dispute. AMC Response: Exception for dispute removed.	09/XX/2018 XXX Response: Misapplication reversal completed 6/06. No evidence of written dispute. AMC Response: Exception for dispute removed.
204307917	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Agent secured payment in the amount of $1216.27 to be processed on 7/XX/18.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2016	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Agent secured payment in the amount of $1216.27 to be processed on 7/XX/18.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Written and the reason is Billing Dispute.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing the fees being charged as Recoverable Corporate Fees rather than Bad Check fees.  Per the commentary this was still an issue as of 06/XX/2018 even though both the borrower and servicer were responding to each others responses made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Borrower dispute addressed on call. Review comments from 6/12. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	09/XX/2018 XXX Response: Borrower dispute addressed on call. Review comments from 6/12. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.
204307920	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	5/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	8/XX/2017	Yes	5/XX/2018	Ongoing dialogue with borrower	CUSTOMER CALLING BACK ABOUT PASSWORD RESET FOR XXX WEBSITE. SAYS HE IS TRYING TO MAKE A PAYMENT. ADVISED CUSTOMER THAT WE CAN ONLY ALLOW PASSWORD RESET. WALKED CUSTOMER THROUGH PASSWORD RESET AND TO OBTAIN USER NAME. CUSTOMER WAS ABLE TO LOG IN. CUSTOMER TO MAKE PAYMENTTODAY AND MAKE FUTURE PAYMENTS VIA THE XXX WEBSITE.	No	Good	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2017	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  CUSTOMER CALLING BACK ABOUT  PASSWORD RESET FOR XXX WEBSITE.  SAYS  HE IS TRYING TO MAKE A PAYMENT.   ADVISED CUSTOMER THAT WE CAN ONLY ALLOW PASSWORD  RESET.  WALKED CUSTOMER THROUGH PASSWORD RESET   AND TO OBTAIN USER NAME.  CUSTOMER WAS ABLE TO          LOG IN.  CUSTOMER TO MAKE PAYMENTTODAY AND MAKE  FUTURE PAYMENTS VIA THE XXX WEBSITE.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307928	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	Customer called in to inquire if payment for Nov 2017 was drafted and rep confirmed it did and Dec payment would draft on 12/XX/17.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Customer called in to inquire if payment for Nov 2017 was drafted and rep confirmed it did and Dec payment would draft on 12/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307929	XXX	Delinquent	8/XX/2018	9/XX/2018	Unable to Contact Borrower	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2016	Contact attempts - however unable to contact borrower	Representative discussed automatic draft and processed the borrower's payment.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Representative discussed automatic draft and processed the borrower's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307930	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	Borrower called in checking on last payments made on 02/XX/2018.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	Chapter 13	No	No	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in checking on last payments made on 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to California Wildfires and mudslides noted on 01/XX/2018. No damage was reported.	The property is located in a FEMA declared disaster area due to California Wildfires and mudslides noted on 01/XX/2018. No damage was reported.
204307934	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	borrower sent in written request for loan mod documents.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  borrower sent in written request for loan mod documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307936	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in to ask about the endorsement of an insurance claim check. Advised to submit for endorsement along with insurance and contractor estimate.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	A claim was filed on 05/XX/2018 for unspecified damages that occurred on 03/XX/2018. The borrower stated has a claim check to endorse and was advised of the process. The claim is classified a partial monitored and is pending the claim funds and documents.	UTD	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to ask about the endorsement of an insurance claim check. Advised to submit for endorsement along with insurance and contractor estimate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A claim was filed on 05/XX/2018 for unspecified damages that occurred on 03/XX/2018.  The borrower stated has a claim check to endorse and was advised of the process.  The claim is classified a partial monitored and is pending the claim funds and documents.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 3010494174-1-1 CHECK ISSUED BY: FARMERS INS QBEF368176 XXX 5/XX/2018 2:38:44 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 3010494174-1-1 CHECK ISSUED BY: FARMERS INS QBEF368176 XXX 5/XX/2018 2:38:44 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 3010494174-1-1 CHECK ISSUED BY: FARMERS INS QBEF368176 XXX 5/XX/2018 2:38:44 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 6/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 3010494174-1-1 CHECK ISSUED BY: FARMERS INS QBEF368176 XXX 5/XX/2018 2:38:44 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.
204307940	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Not attempting to contact the borrower	Borrower called in inquiring about the 1098 tax form.	No	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	No	No	11/XX/2012 Borrower notified representative with intent to file bankruptcy. Chapter 13 was file not discharge indicated.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called in inquiring about the 1098 tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2014.  11/XX/2012 Borrower notified representative with intent to file bankruptcy. Chapter 13 was file not discharge indicated.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307943	XXX	Performing	8/XX/2018	9/XX/2018	Casualty Loss	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Ongoing dialogue with borrower	Borrower had questions about their disaster forbearance plan. The servicer advised the borrower of the terms. The borrower advised they would make a payment online.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower had questions about their disaster forbearance plan. The servicer advised the borrower of the terms. The borrower advised they would make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307952	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Ongoing dialogue with borrower	borrower made promise to pay	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  borrower made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307961	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2016	Not attempting to contact the borrower	The borrower called to inquire about a check payment mailed over two weeks ago that has not been cashed yet. The borrower provided the mailing address the check was mailed to but was advised by the representative that the mailing address the check was sent to has not been used in 2-3 years. The borrower was provided the new mailing address and was advised to cancel the check payment.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	No	Retention	Yes	1	Active	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called to inquire about a check payment mailed over two weeks ago that has not been cashed yet. The borrower provided the mailing address the check was mailed to but was advised by the representative that the mailing address the check was sent to has not been used in 2-3 years. The borrower was provided the new mailing address and was advised to cancel the check payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 09/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307962	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Not attempting to contact the borrower	5/XX/18:Borrower wanted to make a speedpay 08/XX/18: speedpay request	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  5/XX/18:Borrower wanted to make a speedpay
08/XX/18: speedpay request
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2009 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307963	XXX	Performing	8/XX/2018	9/XX/2018	Payment Adjustments	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	On 07/XX/18 evidence plan kept. Speedpay2 processed on 06/XX/18 IAO $998.55 & speedpay3 IAO $1007.12 on 07/XX/18.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	UTD	UTD	UTD	discharged	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 07/XX/18 evidence plan kept. Speedpay2 processed on 06/XX/18 IAO $998.55 & speedpay3 IAO $1007.12 on 07/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  discharged
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Bankruptcy and loss mitigation comments provided.	Bankruptcy and loss mitigation comments provided.
204307971	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	An authorized third party called in to make a payment in the amount of $2,430.00.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	1/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  An authorized third party called in to make a payment in the amount of $2,430.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204307975	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	The borrower authorized a payment in the amount of $892.12.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower authorized a payment in the amount of $892.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307982	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in because they needed the cwol faxed back to the so they can revise and submit.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Other	2/XX/2018	No	Retention	Yes	1	An insurance claim check was received on 03/XX/2018 in the amount of $8,662.80 for damage to the property on 03/XX/2018. The type of damage is not noted.	UTD	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in because they needed the cwol faxed back to the so they  can revise and submit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  An insurance claim check was received on 03/XX/2018 in the amount of $8,662.80 for damage to the property on 03/XX/2018. The type of damage is not noted.  The damage repair amount is estimated at $8,662.80.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 17P00654163 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF366512 XXX 3/XX/2018 4:14:32 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 17P00654163 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF366512 XXX 3/XX/2018 4:14:32 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.	09/XX/2018 XXX Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 17P00654163 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF366512 XXX 3/XX/2018 4:14:32 PM AMC Response: Servicer comment added to review, no change in exceptions. 10/XX/18 Servicer's Response: HAZARD CLAIM - CLAIM INITIATED ***PROPERTY LOSS NOTES*** LOSS DATE: 03/XX/2018 LOSS TYPE: UNKNOWN DISASTER: UNABLE TO DETERMINE CLAIM FILED BY: BORROWER PMT DUE DATE: 4/XX/2018 12:00:00 AM APPROXIMATE CLAIM AMOUNT: $10,001.00 CLAIM NUMBER: 17P00654163 CLAIM STATUS: EXPECTED - PARTIAL MONITORED - QBEF366512 XXX 3/XX/2018 4:14:32 PM Partial Monitor, pending inspection to close AMC's Response: Servicer Response added to review - no change in exceptions.
204307985	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	60	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	After 6/XX/2017, no contact- last skip trace 05/XX/2018. Adv TAD, grace period due date, consequences,expectation, & next steps. Borrower previously mailed in payment 6/XX/17.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  After 6/XX/2017, no contact- last  skip trace 05/XX/2018. Adv TAD, grace period due date, consequences,expectation, & next steps.  Borrower previously mailed in payment 6/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307989	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	The borrower called in and stated has a payment set up on the account in amount of $6026.07 that will bring the loan current and wanted to know due to having that payment set up will that avoid any foreclosure activity. The agent advised borrower that due to having the payment scheduled in the account to come out on 05/XX/2017 the account is considered in good standing as far as any foreclosure activity and that the amount set up will bring the account into current status.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in and stated has a payment set up on the account in amount of $6026.07 that will bring the loan current and wanted to know due to having that payment set up will that avoid any foreclosure activity. The agent advised borrower that due to having the payment scheduled in the account to come out on 05/XX/2017 the account is considered in good standing as far as any foreclosure activity and that the amount set up will bring the account into current status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307990	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Commentary states borrower called in to cancel scheduled draft on the account. Borrower authorized a repayment plan for the account.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to cancel scheduled draft on the account. Borrower authorized a repayment plan for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204307992	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204307998	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Not attempting to contact the borrower	Last conversation on December 2017 custoemr only called to get loan number to reset password.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Last conversation on December 2017 custoemr only called to get loan number to reset password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: There is very minimal contact attempts made by services-er.	There is very minimal contact attempts made by services-er.
204308008	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	The last contact was made on 9/XX/2017, in which the borrower had a payment inquiry.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The last contact was made on 9/XX/2017, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308012	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Other	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called because money sent to bring account current and lower interest rate was applied to escrow; Borrower advised it will take 48 hrs to correct payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called because money sent to bring account current and lower interest rate was applied to escrow; Borrower advised it will take 48 hrs to correct payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308014	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Borrower called to inquired about default letter, servicer explained loan status, borrower committed to getting loan caught up	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to inquired about default letter, servicer explained loan status, borrower committed to getting loan caught up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan is performing.	Loan is performing.
204308026	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Borrower called to advise that would not be able to make payment due to out of work for 3 weeks due to hurricane. Unable to make 2 payments at this time so borrower was submitted for disaster relief forbearance.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called to advise that would not be able to make payment due to out of work for 3 weeks due to hurricane.  Unable to make 2 payments at this time so borrower was submitted for disaster relief forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308029	XXX	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrowers last contact was on 04/XX/2018. The borrower called in about a fee showing on account. The agent advised the borrower that the fee was for a prior property inspection.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrowers last contact was on 04/XX/2018. The borrower called in about a fee showing on account. The agent advised the borrower that the fee was for a prior property inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308033	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Yes	Yes	1/XX/2016	Contact attempts - however unable to contact borrower	The borrower was contacted to advise of the total amount due. The borrower informed the representative that the RFD is due to an illness and advised that a payment was made online today and another payment could be made in a couple of weeks. The representative attempted to help the borrower with Loss Mitigation assistance as the borrower has been sent an intent to foreclose notice in January. The borrower declined assistance and ended the call due to being in a public place,	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower was contacted to advise of the total amount due. The borrower informed the representative that the RFD is due to an illness and advised that a payment was made online today and another payment could be made in a couple of weeks. The representative attempted to help the borrower with Loss Mitigation assistance as the borrower has been sent an intent to foreclose notice in January. The borrower declined assistance and ended the call due to being in a public place,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.
ADDITIONAL INFORMATION: N/A
204308051	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Tenant Occupied	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	At last contact, the borrower was called and stated they would only be able to pay one payment since they are still waiting the tenant to pay the rent.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  At last contact, the borrower was called and stated they would only be able to pay one payment since they are still waiting the tenant to pay the rent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204308056	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	5/XX/2018	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308058	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in wanting to refinance current mortgage .	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in wanting to refinance current mortgage .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308060	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called in to discuss their payment history due to receiving a letter stating they missed a payment.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Closed	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in to discuss their payment history due to receiving a letter stating they missed a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308066	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	UTD	0	1	8/XX/2018	UTD	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Advised customer that they will have to send in written authorization for them to speak to customer due to bankruptcy. Borrower sated bankruptcy was discharged, and she is not represented by attorney.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	UTD	UTD	UTD	Comments indicate discharged Chapter 13 bankruptcy but no further details/information provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Advised customer that they will have to send in written authorization for them to speak to customer due to bankruptcy.  Borrower sated bankruptcy was discharged, and she is not represented by attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments indicate discharged Chapter 13 bankruptcy but no further details/information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204308070	XXX	MI Active	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Talked to borrower authorized Aug through Oct payments. Inquired about ACH payments. Confirmation provided.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Talked to borrower authorized Aug through Oct payments. Inquired about ACH payments. Confirmation provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308077	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower was informed to have a reaffirmation faxed in so that Billing statements could be received.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower was informed to have a reaffirmation faxed in so that Billing statements could be received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308079	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308083	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	N/A	0	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	2/XX/2017	Not attempting to contact the borrower	Borrower inquired about charges on modification came in after executed. Borrower advised of escrow shortage.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2017	No	Retention	Yes	1	Discharged	Chapter 7	No	No information on the Bankruptcy filing date or Chapter.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower inquired about charges on modification came in after executed.  Borrower advised of escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.  No information on the Bankruptcy filing date or Chapter.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308086	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	per the comments on 5/XX/18, the borrower called to discuss the foreclosure notice that was sent. The borrower indicated that the March payment was recently made, and the April and May payments were outstanding. The borrower asked what amount was needed to bring the loan current and the servicer provided the amount. The servicer also informed the borrower that a payment arrangement needed to be in place 45 days from the date of the letter, which was 5/XX/18	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  per the comments on 5/XX/18, the borrower called to discuss the foreclosure notice that was sent. The borrower indicated that the March payment was recently made, and the April and May payments were outstanding. The borrower asked what amount was needed to bring the loan current and the servicer provided the amount. The servicer also informed the borrower that a payment arrangement needed to be in place 45 days from the date of the letter, which was 5/XX/18
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: per the comments on 10/XX/17, the borrower was laid off from employer after 23 years of service. It appears the borrower is now employed with another employer. The borrower appears to be concerned about the loan being sent to foreclosure and wanted to know what kind of options were available per the 1/XX/18 comments. The borrower was informed that they had already had 3 prior modifications, and that a repayment plan would stop late fees. The borrower was unable to commit to a repayment plan at that time. It was also mentioned that the loan isn't being reported to the credit bureau due to "BC" status. Per comments 9/XX/14, there was apparently a bankruptcy, but there are no further details about it.	per the comments on 10/XX/17, the borrower was laid off from employer after 23 years of service. It appears the borrower is now employed with another employer. The borrower appears to be concerned about the loan being sent to foreclosure and wanted to know what kind of options were available per the 1/XX/18 comments. The borrower was informed that they had already had 3 prior modifications, and that a repayment plan would stop late fees. The borrower was unable to commit to a repayment plan at that time. It was also mentioned that the loan isn't being reported to the credit bureau due to "BC" status. Per comments 9/XX/14, there was apparently a bankruptcy, but there are no further details about it.
204308088	XXX	MI Active	Performing	8/XX/2018	6/XX/2018	Other	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Ongoing dialogue with borrower	REASON FOR CALL: PAYMENT INQUIRY. BORROWER ADVISED THAT THE HARDSHIP IS OVER BUT SHE IS WILL PAY ONE TIME THIS MONTH.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  REASON FOR CALL: PAYMENT INQUIRY.  BORROWER  ADVISED THAT THE HARDSHIP IS OVER BUT SHE IS WILL PAY ONE TIME THIS MONTH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308095	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Authorized 3rd party called in and was advised of total amount due and asked why there was a difference. Borrower was advised there was late fees.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	9/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Authorized 3rd party called in and was advised of total amount due and asked why there was a difference. Borrower was advised there was late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308097	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Ongoing dialogue with borrower	01/XX/2017 Commentary states Borrower called in asking for a letter to advise is current on mortgage.Loan is current. Borrower was advise letter will be sent.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	4/XX/2016	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  01/XX/2017 Commentary states Borrower called in asking for a letter to advise is current on mortgage.Loan is current. Borrower was advise letter will be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308102	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower called in 5/XX/2018 to discuss the NOI letter they had just received.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in 5/XX/2018 to discuss the NOI letter they had just received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308105	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	10/XX/2015	Contact attempts - however unable to contact borrower	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2015	No	Retention	Yes	1	Dismissed	Chapter 13	No	No	No	Unable to determine Chapter 13 filing date.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2015.  Unable to determine Chapter 13 filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204308111	XXX	Delinquent	8/XX/2018	8/XX/2018	Marital Difficulties	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrowers last contact with servicer was on 05/XX/2018. The borrower was reminded of total amount due and make sure to continue to pay on repayment plan, so plan doesn't fail. Also provided 2017 1098 figures.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Current	Informal (Verbal)	3/XX/2018	9/XX/2018	$2,160.30	6/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers last contact with servicer was on 05/XX/2018. The borrower was reminded of total amount due and make sure to continue to pay on repayment plan, so plan doesn't fail. Also provided 2017 1098 figures.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308116	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2016	Not attempting to contact the borrower	Borrower called to set-up a repayment plan and advised the delinquency reason was unemployment. Borrower processed a speedpay in the amount of $1,477.35 for 02/XX/2016.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower called to set-up a repayment plan and advised the delinquency reason was unemployment. Borrower processed a speedpay in the amount of $1,477.35 for 02/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308123	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	Called borrower and borrower hung up.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Called borrower and borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308127	XXX	Performing	8/XX/2018	8/XX/2018	Payment Disputes	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Borrower claims he is not one month behind, states all payments have been made. ocwen stated they sent payment back to borrower, Borrower denies receiving payment back. Borrower needs to address this with XXX	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	3/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower claims he is not one month behind, states all payments have been made.  ocwen stated they sent payment back to borrower,  Borrower denies receiving payment back.  Borrower needs to address this with OCWEN
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower claims he is not one month behind, states all payments have been made. ocwen stated they sent payment back to borrower, Borrower denies receiving payment back. Borrower needs to address this with OCWEN	Borrower claims he is not one month behind, states all payments have been made. ocwen stated they sent payment back to borrower, Borrower denies receiving payment back. Borrower needs to address this with XXX
204308129	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	The borrower contacted for payment; Borrower not sure why delinquent as spouse handles payment; Borrower will need to speak with spouse and callback.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower contacted for payment; Borrower not sure why delinquent as spouse handles payment; Borrower will need to speak with spouse and callback.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308157	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	7/XX/2016	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called regarding a bill for taxes. Representative advised to fax tax bill and payment will be released 08/XX/2018 for XXX town taxes.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called regarding a bill for taxes. Representative advised to fax tax bill and payment will be released 08/XX/2018 for XXX town taxes.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit Bureau dispute received as reporting was not current. Representative updated history through 06/2018. No other issues noted regarding Equifax dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308162	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Yes	6/XX/2018	Ongoing dialogue with borrower	Talked to borrower who called regarding the payoff. Agent advised can submit a payoff request and advised of Principal Balance.	No	Good	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Talked to borrower who called regarding the payoff. Agent advised can submit a payoff request and advised of Principal Balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308167	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	7/XX/2016	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower is on an active repayment plan for 5 months to bring the account current. Borrower contact consists of making payment arrangements to keep the home.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower is on an active repayment plan for 5 months to bring the account current. Borrower contact consists of making payment arrangements to keep the home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308170	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	7/XX/2016	Incomplete	9/XX/2015	7/XX/2016	4/XX/2018	Ongoing dialogue with borrower	Reviewed returned payment due to incorrect numbers on payment.Set up new payment over the phone. No financial hardship.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Reviewed returned payment due to incorrect numbers on payment.Set up new payment over the phone. No financial hardship.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308184	XXX	Delinquent	8/XX/2018	8/XX/2018	Other	60	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	Authorized 3rd party advised that the reason for delinquency was due to the paycheck not being deposited into the bank account on time. Third party also inquired on the amount of taxes paid for 2016 and processed a speedpay payment in the amount of $1,604.92 for 10/XX/2017 with a delayed paycheck loan.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Authorized 3rd party advised that the reason for delinquency was due to the paycheck not being deposited into the bank account on time. Third party also inquired on the amount of taxes paid for 2016 and processed a speedpay payment in the amount of $1,604.92 for 10/XX/2017 with a delayed paycheck loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308190	XXX	Performing	8/XX/2018	9/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Customer contact consists of making payment arrangements. Last modification completed on 01/XX/2016.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2015	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer contact consists of making payment arrangements. Last modification completed on 01/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308192	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Contact attempts - however unable to contact borrower	Discussed payment for December	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Discussed payment for December
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308193	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Customer called to discuss payments.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Customer called to discuss payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308197	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower has not been 30 days late in last 39 months; Always pays around 15th of month; Mortgage Insurance mentioned in comments, however, company name not mentioned, and loan to value figures not mentioned.	Borrower has not been 30 days late in last 39 months; Always pays around 15th of month; Mortgage Insurance mentioned in comments, however, company name not mentioned, and loan to value figures not mentioned.
204308198	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Borrower was called because they previously stated that a payment would be made. The Borrower was advised about the total amount due and then they scheduled a new payment date. Borrower was also informed about self service options.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower was called because they previously stated that a payment would be made.  The Borrower was advised about the total amount due and then they scheduled a new payment date. Borrower was also informed about self service options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308199	XXX	Performing	8/XX/2018	8/XX/2018	Death of Family Member	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower made a payment.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308200	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308206	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	The borrower called to discuss the payments; call was disconnected.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower called to discuss the payments; call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308209	XXX	Delinquent	8/XX/2018	8/XX/2018	Inability to Rent Property	30	1	9/XX/2018	Tenant Occupied	UTD	Yes	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in and stated that they would like to apply for a modification. The agent advised that the borrower would need to provide documentation and that once all the documents were received it would take 30-45 days to receive the decision regarding the modification. The borrower stated that they would make one installment now and mail in the documents for the modification next week. The borrower advised the reason for default was the property was a rental and they were unable to rent the property.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and stated that they would like to apply for a modification.  The agent advised that the borrower would need to provide documentation and that once all the documents were received it would take 30-45 days to receive the decision regarding the modification.  The borrower stated that they would make one installment now and mail in the documents for the modification next week.  The borrower advised the reason for default was the property was a rental and they were unable to rent the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is inability to rent property.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 05/XX/2018 RFD - unable to rent property for more than a year, Tenant has recently moved in.	05/XX/2018 RFD - unable to rent property for more than a year, Tenant has recently moved in.
204308220	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	borrower made promise to pay	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	No	The borrower reported damage on 10/XX/2017 as a result of XXX. Damage was to windows, fence and the borrower had water intrusion. The borrower did not file a claim and there is no evidence of repairs.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  borrower made promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower reported damage on 10/XX/2017 as a result of XXX.  Damage was to windows, fence and the borrower had water intrusion.  The borrower did not file a claim and there is no evidence of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.	The property is located in a FEMA declared disaster area due to XXX noted on 09/XX/2017.
204308229	XXX	Performing	8/XX/2018	8/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	Borrower stated they had roof damage but they are no longer impacted.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower stated they had roof damage but they are no longer impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308233	XXX	Performing	8/XX/2018	9/XX/2018	N/A	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	borrower made payment	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308247	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Last contact with borrower was 05/XX/2018 and that was an attempt to collect the current payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	9/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Last contact with borrower was 05/XX/2018 and that was an attempt to collect the current payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308254	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called to confirm payment scheduled date and scheduled future payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to confirm payment scheduled date and scheduled future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308262	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	Yes	Yes	10/XX/2017	Not attempting to contact the borrower	10/XX/2017 inbound call borrower called in to schedule payment	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  10/XX/2017 inbound call borrower called in to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower is 2 month behind 3378.70, set up payment for june payment of 1678.88 for 7/XX/2018. looked into a repayment plan but borrower does not have the enough for a repayment plan.	Borrower is 2 month behind 3378.70, set up payment for june payment of 1678.88 for 7/XX/2018. looked into a repayment plan but borrower does not have the enough for a repayment plan.
204308266	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower stated if she could set up June's installment today. 6/XX/13	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower stated if she could set up June's installment today. 6/XX/13
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308267	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	12/XX/2016	Not attempting to contact the borrower	Borrower called in PTP $698.56 by bill pay 12/XX/2016 RFD illness of daughter.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called in PTP $698.56 by bill pay 12/XX/2016 RFD illness of daughter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments through 06/XX/2018. Review covers 06/XX/2018-08/XX/2018.	Comments through 06/XX/2018. Review covers 06/XX/2018-08/XX/2018.
204308273	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Poor	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308276	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	On 6/XX/2016; customer stated no longer being represented by attorney as the bankruptcy is over; customer also stated received a notice of intent letter; agent advised the customer if the loan is brought current the notice of intent letter is irrelevant; customer understood.

On 8/XX/2016; occupancy verified – owner occupied; customer stated not able to send the payment for this month due to car repair and will send the payment in 2 weeks; customer is planning to mail one installment about $1350 to avoid the possible pre-foreclosure activity.

On 10/XX/2016; reason for default – car accident; customer stated concerned about the notice of intent that will expire 11/XX/2016 and wanted assistance with protecting the loan; agent reviewed the customer’s financials which showed a deficit about $800; customer stated looking to get a roommate which could potentially bring another $500 a month; agent advised the customer to look into applying for Modification (customer had a prior Modification 2013); agent advised the customer where to locate the documents online and once submitted to follow up to make sure the documents were received.

On 10/XX/2016; customer wanted to know the amount of 2 installments; customer was advised $2642.66 and if the Modification is approved it will bring the account current.

On 11/XX/2017; customer called to make a payment; Speed Pay processed for $1419.03 date 11/XX/2017.

On 3/XX/2018; customer called and stated received a notice of intent and was concerned the property may be taken away and thought the payments were only one month behind and if the payment was made today would it avoid the notice of intent; agent confirmed that the notice of intent was sent and that the loan is due for the February and March payments.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 6/XX/2016; customer stated no longer being represented by attorney as the bankruptcy is over; customer also stated received a notice of intent letter; agent advised the customer if the loan is brought current the notice of intent letter is irrelevant; customer understood.

On 8/XX/2016; occupancy verified – owner occupied; customer stated not able to send the payment for this month due to car repair and will send the payment in 2 weeks; customer is planning to mail one installment about $1350 to avoid the possible pre-foreclosure activity.

On 10/XX/2016; reason for default – car accident; customer stated concerned about the notice of intent that will expire 11/XX/2016 and wanted assistance with protecting the loan; agent reviewed the customer’s financials which showed a deficit about $800; customer stated looking to get a roommate which could potentially bring another $500 a month; agent advised the customer to look into applying for Modification (customer had a prior Modification 2013); agent advised the customer where to locate the documents online and once submitted to follow up to make sure the documents were received.

On 10/XX/2016; customer wanted to know the amount of 2 installments; customer was advised $2642.66 and if the Modification is approved it will bring the account current.

On 11/XX/2017; customer called to make a payment; Speed Pay processed for $1419.03 date 11/XX/2017.

On 3/XX/2018; customer called and stated received a notice of intent and was concerned the property may be taken away and thought the payments were only one month behind and if the payment was made today would it avoid the notice of intent; agent confirmed that the notice of intent was sent and that the loan is due for the February and March payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308278	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	* CUST CALLED IN AND STATED SHE MADE PYMT ONLINE ON 2/15 BUT IT HASNT HIT HER BANK YET ADV THE PYMT RETURNED UNABLE TO LOCATE ADV USUALLY DUE TO INCORRECT BANK INFO IN THE SYSTEM CUST STATED SHE THOUGHT IT WAS STORED INFO ADV IT IS ADV SINCE SHE MADE PYMT ONLINE I CAN NOT SAY WHAT HAPPENED SINCE PYMT WAS NOT MADE OVER THE PHONE CUST ASKED IF LC CAN BE WAIVED BECAUSE SHE PAID ON THE 15TH ADV I AM UNABLE TO DO THAT DUE TO IT NOT SHOWING ITS A XXX ERROR ADV FAX NUMBER XXX SO CUST CAN SEND INQUIRY	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	Discharged	Chapter 7	No	Yes	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  * CUST CALLED IN AND STATED SHE  MADE PYMT ONLINE ON 2/15 BUT IT HASNT HIT          HER BANK YET ADV THE PYMT RETURNED UNABLE           TO LOCATE ADV USUALLY DUE TO INCORRECT  BANK INFO IN THE SYSTEM CUST STATED SHE            THOUGHT IT WAS STORED INFO ADV IT IS ADV            SINCE SHE MADE PYMT ONLINE I CAN NOT SAY  WHAT HAPPENED SINCE PYMT WAS NOT MADE OVER         THE PHONE CUST ASKED IF LC CAN BE WAIVED            BECAUSE SHE PAID ON THE 15TH ADV I AM  UNABLE TO DO THAT DUE TO IT NOT SHOWING            ITS A XXX ERROR ADV FAX NUMBER                  8773717799 SO CUST CAN SEND INQUIRY
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308280	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	10/XX/2017	Contact attempts - however unable to contact borrower	The borrower made a payment in amount of $1012.95.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower made a payment in amount of $1012.95.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308284	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	Active	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308288	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Commentary states borrower called in regarding the billing statement and fees.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Commentary states borrower called in regarding the billing statement and fees.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states borrower is disputing the fees from the modification. Borrower was advised to submit disputes in writing to correspondence.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308291	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower scheduled a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loss mitigation comments provided.	Loss mitigation comments provided.
204308300	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Family Member	30	1	6/XX/2018	UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in to reschedule payment due to death in family. Service advised payment would post.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to reschedule payment due to death in family. Service advised payment would post.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204308310	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Collection call to borrower who requested not to be called until after 15th.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Collection call to borrower who requested not to be called until after 15th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308323	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called on 07/XX/2018 to make a Speedpay payment and confirmed owner occupancy.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called on 07/XX/2018 to make a Speedpay payment and confirmed owner occupancy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308326	XXX	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	Called borrower, reason behind due to cut in hours due to weather in February. Will make payment on line 3/15 and another 3/29.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Called borrower, reason behind due to cut in hours due to weather in February.  Will make payment on line 3/15 and another 3/29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: numerous attempts to reach borrower, but no contact made.	numerous attempts to reach borrower, but no contact made.
204308332	XXX	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Yes	7/XX/2016	Contact attempts - however unable to contact borrower	Borrower called to see if taxes were being paid. Last skip trace 05/XX/2018.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called to see if taxes were being paid. Last skip trace 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308342	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Incomplete	9/XX/2015	3/XX/2016	4/XX/2018	Not attempting to contact the borrower	An authorized 3rd party inquired about making a payment to principal once brought current.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  An authorized 3rd party inquired about making a payment to principal once brought current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018.	Comments through 07/XX/2018. Review covers 06/XX/2018-08/XX/2018.
204308349	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2015	Ongoing dialogue with borrower	Discussed payment due and confirmed borrower will make an online payment on 4/XX/2018 in the amount of $1574.22 via the internet.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2015.  Discussed payment due and confirmed borrower will make an online payment on 4/XX/2018 in the amount of $1574.22 via the internet.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308350	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	Borrower called to get full amount due.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower called to get full amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308355	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	08/XX/2018 A late payment notice was sent to the Borrower on 08/XX/2018.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 A late payment notice was sent to the Borrower on 08/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308362	XXX	Delinquent	8/XX/2018	8/XX/2018	Unemployment	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	The borrower asked how their work number was obtained and advised they cannot talk while at work.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower asked how their work number was obtained and advised they cannot talk while at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308385	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	08/XX/2018 An Account Statement was mailed to the Borrower.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Hardest Hit Program	1/XX/2016	UTD	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  08/XX/2018 An Account Statement was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308386	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	RFC IS HE HAS A PYMNT SET UP FOR 8/30 NEEDS TO MOVE IT DUE TO SPOUSE CALLING IN AND PAYING TWO WEEKS	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  RFC IS HE HAS A  PYMNT SET UP FOR 8/30 NEEDS TO MOVE IT DUE  TO SPOUSE CALLING IN AND PAYING TWO WEEKS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308392	XXX	Delinquent	8/XX/2018	9/XX/2018	Marital Difficulties	30	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	12/XX/2015	Not attempting to contact the borrower	Borrower inquired what is required to finalize the modification.	No	Fair	Permanent	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/XX/2015	No	Retention	Yes	1	UTD	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Borrower inquired what is required to finalize the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is not available in the information provided.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308399	XXX	Performing	8/XX/2018	8/XX/2018	Marital Difficulties	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Contact attempts - however unable to contact borrower	The servicer called and spoke with the borrower and advised of the total due. The borrower stated would be making payment online for repayment plan. The agent advised borrower to ensure the payment is made by the 29th to avoid breaking the plan and advised of this being the last payment to ensure the loan is completely caught up. The borrower stated will be able to maintain within the grace period. The borrower authorized agent to process payment in amount of $1153.28 to be drafted 06/XX/2018.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	No	Retention	Yes	1	Current	Formal (Written)	1/XX/2018	6/XX/2018	$1,201.31	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The servicer called and spoke with the borrower and advised of the total due. The borrower stated would be making payment online for repayment plan. The agent advised borrower to ensure the payment is made by the 29th to avoid breaking the plan and advised of this being the last payment to ensure the loan is completely caught up. The borrower stated will be able to maintain within the grace period. The borrower authorized agent to process payment in amount of $1153.28 to be drafted 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308406	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2017	Contact attempts - however unable to contact borrower	Options were not discussed with the borrowers during the review period. Borrowers completed a modification on 7/XX/16. Performing loan with lates in the past 12 months.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Options were not discussed with the borrowers during the review period.  Borrowers completed a modification on 7/XX/16.  Performing loan with lates in the past 12 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308409	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower returned call advised the call was we do not have the 5/1 installment secured and borrower has not set up ach to start 6/1, advise TAD as 5/1 installment IOA	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower returned call advised the call was we do not have the 5/1 installment secured and borrower has not set up ach to start 6/1, advise TAD as 5/1 installment IOA
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204308411	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	9/XX/2017	Contact attempts - however unable to contact borrower	Borrower explained current employment situation and promised payment.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower explained current employment situation and promised payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308418	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower does not want loss mitigation assistance. The borrower made a payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower does not want loss mitigation assistance. The borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2015.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  An insufficient funds fee dispute was resolved on 08/XX/2015.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308421	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	BORROWER IS CALLING TO MAKE 2 PAYMENTS WITH 1 LATE FEE, AND STATES HAS BEEN SAVING UP MONEY TO BRING LOAN CURRENT. Borrower called in 7/XX/2018 to make a payment. Payment was made via Speed Pay.	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2015	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  BORROWER IS CALLING  TO MAKE 2 PAYMENTS WITH 1 LATE FEE, AND STATES HAS  BEEN SAVING UP MONEY TO BRING LOAN CURRENT.

Borrower called in 7/XX/2018 to make a payment.  Payment was made via Speed Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Per the Cash Flow screen, the borrower paid $979.39 sometime during August to bring the loan current and due for 9/XX/2018. Most recent comment of 8/XX/2018 was the generation of a XXX Speed Pay letter.	Per the Cash Flow screen, the borrower paid $979.39 sometime during August to bring the loan current and due for 9/XX/2018. Most recent comment of 8/XX/2018 was the generation of a XXX Speed Pay letter.
204308422	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	TT: ANSWERING MACHINE SSN1: N/A DEMO VRFY: VERIFIED INFORMATION OCCUPANCY: OWNER OCCUPIED RFC: COLLECTION CALL RFD: BUSINESS FAILURE ADV TAD OF $1767.87 ADV LC ADV GRACE PERIOD 15TT CUST1 // ADV TAD $1,767.87 // CUST STATED MADE PMT TODAY IAO $1767.80, ADV PMT IS $.07 SHORT. CUST REQUESTED THAT I PROCESS SPAY FOR $.07, ADV I CAN JUST UPDATE SPAY AMT TO $1767.87 // RFD:SELF-EMPLOYED, CHANGE IN CAREERS DURATION WILL BE CURRENT IN APRIL // OFFE TO SECURE SPAY FOR APRIL, CUST DECLINED, STATED WILL CALL IN TO MAKE PMT // GAVE PMT EXPECTATIONS // ADV XXX **UPDATED SPAY AMT TO $1767.87** **UPDATED FINS** DIALED: XXX - USER: XXX 03/XX/2018 3:01PM (PT)	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  TT: ANSWERING MACHINE SSN1: N/A DEMO VRFY:  VERIFIED INFORMATION OCCUPANCY: OWNER              OCCUPIED RFC: COLLECTION CALL RFD:                  BUSINESS FAILURE  ADV TAD OF $1767.87 ADV  LC  ADV GRACE PERIOD 15TT CUST1 // ADV TAD         $1,767.87 // CUST STATED MADE PMT TODAY             IAO $1767.80, ADV PMT IS $.07 SHORT. CUST  REQUESTED THAT I PROCESS SPAY FOR $.07,            ADV I CAN JUST UPDATE SPAY AMT TO $1767.87          // RFD:SELF-EMPLOYED, CHANGE IN CAREERS  DURATION WILL BE CURRENT IN APRIL // OFFE          TO SECURE SPAY FOR APRIL, CUST DECLINED,            STATED WILL CALL IN TO MAKE PMT // GAVE  PMT EXPECTATIONS // ADV XXX                **UPDATED SPAY AMT TO $1767.87** **UPDATED          FINS** DIALED: XXX - USER: ANAYAR  03/XX/2018 3:01PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308433	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	UTD	UTD	Yes	Yes	8/XX/2016	Not attempting to contact the borrower	08/XX/2018 A XXX Speedpay letter was mailed to the Borrower.	No	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  08/XX/2018 A XXX Speedpay letter was mailed to the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204308435	XXX	Delinquent	8/XX/2018	9/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Borrower inquired about loan balance and payment amount. Servicer Informed borrower of most recent payment posted.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	Yes	1	Discharged	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower inquired about loan balance and payment amount. Servicer Informed borrower of most recent payment posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2002 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308445	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Called borrower for payment borrower advise will make a double payment.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	UTD	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Called borrower for payment borrower advise will make a double payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308446	XXX	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2016	Contact attempts - however unable to contact borrower	The servicer called and spoke with the borrower who stated will call in and make payment in amount of $977.93 on 08/XX/2016 via IVR. The reason for late payment is both work for the school system and does not get paid much during the summer.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The servicer called and spoke with the borrower who stated will call in and make payment in amount of $977.93 on 08/XX/2016 via IVR. The reason for late payment is both work for the school system and does not get paid much during the summer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308450	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower set up payment, claims will send back mod docs and is now back to work after being laid off	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower set up payment, claims will send back mod docs and is now back to work after being laid off
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308462	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called with concerns about a periodic loan notice letter that they had received. The Borrower was advised to write in for an explanation of the total charges. Borrower stated that a payment was process over the internet for $1,195.46 on 7/2.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called with concerns about a periodic loan notice letter that they had received.  The Borrower was advised to write in for an explanation of the total charges.  Borrower stated that a payment was process over the internet for $1,195.46 on 7/2.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308465	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2016	Contact attempts - however unable to contact borrower	The borrower called in to explain the hardship is over and to schedule three payments.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in to explain the hardship is over and to schedule three payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308466	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	9/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Yes	7/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to get a status update on her account. She advised she has not received a statement and the loan was just modified. The borrower called 7/XX/2018 to check the status of the July payment that was mailed. Servicer advised the payment has not been received, but could take 7 business days.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to get a status update on her account. She advised she has not received  a statement and the loan was just modified. The borrower called 7/XX/2018 to check the status of the July payment that was mailed.  Servicer advised the payment has not been received, but could take 7 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308478	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	4/XX/2018	Ongoing dialogue with borrower	The customer called stating he would like to make a payment in the amount of $1084.67 for March. I tried to go over financials with the borrower at which point the borrower ask if I am going to accept the payment or should he go online. I advise the borrower that I just wanted to have a conversation with him at which point he stated he will make the payment online and the call dropped.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The customer called stating he would like to make a payment in the amount of $1084.67  for March. I tried to go over financials with the borrower at which point the borrower ask if I am going to accept the payment or should he go online. I advise the borrower that I just wanted to have a conversation with him at which point he stated he will make the payment online and the call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308482	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower made a payment and advised the reason for default was they work two 70 hour work weeks.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower made a payment and advised the reason for default was they work two 70 hour work weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308483	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in to get amount due and wants to know where to send request to have late fees waived. Borrower made payment for today for $1,128.21.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to get amount due and wants to know where to send request to have late fees waived. Borrower made payment for today for $1,128.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308488	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower asked for payment changes	No	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	UTD	No	No	No	Comments dating back to 02/XX/2016 referenced a bankruptcy. There was no mention of the bankruptcy being closed. The comments did not provided the chapter, case number, or filing date.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower asked for payment changes
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comments dating back to 02/XX/2016 referenced a bankruptcy. There was no mention of the bankruptcy being closed. The comments did not provided the chapter, case number, or filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308491	XXX	MI Active	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Not attempting to contact the borrower	Borrower contacted servicer to make payment and to check on surplus refund. The reason for default is not listed in the commentary. The actual filing and details of the active bankruptcy were not found in the comments provided. Per the commentary the borrower is on a HAMP modification with step rate adjustments; however, the details and dates of the modification were not provided.	No	Fair	Temporary	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Yes	Yes	No	Per commentary 11/XX/2016 the Proof of Claim was filed by prior servicer no date was listed. The comments do not reflect the bankruptcy chapter, case number, filing date or borrowers attorney current phone number. The comments on 05/XX/2017 reflect the Motion for Relief was Adjorned to 06/XX/2017 and to proceed with conditional order that the borrower wanted a 12 month conditional order to settle motion as was due for the 10/XX/2016 payment with suspense of $182.82.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contacted servicer to make payment and to check on surplus refund.  The reason for default is not listed in the commentary.  The actual filing and details of the active bankruptcy were not found in the comments provided.  Per the commentary the borrower is on a HAMP modification with step rate adjustments; however, the details and dates of the modification were not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  A motion for relief was filed 03/XX/2017.  Per commentary 11/XX/2016 the Proof of Claim was filed by prior servicer no date was listed.  The comments do not reflect the bankruptcy chapter, case number, filing date or borrowers attorney current phone number.  The comments on 05/XX/2017 reflect the Motion for Relief was Adjorned to 06/XX/2017 and to proceed with conditional order that the borrower wanted a 12 month conditional order to settle motion as was due for the 10/XX/2016 payment with suspense of $182.82.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308492	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	11/XX/2017	Contact attempts - however unable to contact borrower	On 11/XX/2017 Borrower accepted a promise to pay $1093.63 for 11/XX/2017. Borrower had a broken repayment plan and did not want to schedule more payments.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  On 11/XX/2017 Borrower accepted a promise to pay $1093.63 for 11/XX/2017. Borrower had a broken repayment plan and did not want to schedule more payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308498	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Incomplete	9/XX/2015	2/XX/2016	4/XX/2018	Contact attempts - however unable to contact borrower	Borrower advised he sent payment via bill pay.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower advised he sent payment via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308500	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Business Failure	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	2/XX/2016	Yes	5/XX/2017	Contact attempts - however unable to contact borrower	The borrower made a payment arrangement, stated she had a closing of a business that left a curtailment of income but would not set up a plan and declined to discuss financials.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower made a payment arrangement, stated she had a closing of a business that left a curtailment of income but would not set up a plan and declined to discuss financials.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loss mitigation comments provided.	Loss mitigation comments provided.
204308506	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	N/A	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	3/XX/2016	Incomplete	9/XX/2015	3/XX/2016	6/XX/2018	Ongoing dialogue with borrower	TT: CUST1 SSN1: VERIFIED SSN RFC: SPEEDPAY REQUEST RFD: OTHER ADV TAD OF $1147.59 ADV NEXT PMT DUE $1107.39 6/XX/2018 ADV LC ADV GRACE PERIOD 15 *VRFY HISTORICAL BANKING* NO FURTHER QUESTIONS, ADDRESSED CONCERNS, RECAPPED CALL. XXX SPOUSE, CALLED IN STATED WAS ON IVR WANTED TO KNOW WHY PAYMENT INCREASED REV THE ACCOUNT ADVISED ESCOW DETAIL WAS MAILED STATED SHE DIDNT GET THE FORM ADVISED THE ADDRESS ON THE ACCOUNT STATED SHE WANTED TO CHANGED THE ADDRESS ADVISED ONLY THE BOR CAN CHANGE THE ADDRESS. ACH FORM WAS MAILED .. ADVISED CONFIRMATION WILL BVE EMAILED XXX ***NSN***SUBMITTED TASK TO HAVE ACH FORM MAILED POST DATED FUTURE INSTALLMEDNT ADVISED NEXT DUE DATE *PROCESSED SPAY1: $1147.59 6/XX/2018 CONF#: XXX FEE: $0 * *PROCESSED SPAY2: $1107.39 7/XX/2018 CONF#: 16874416 FEE: $0 * *PROCESSED SPAY3: $1107.39 8/XX/2018 CONF#: XXX FEE: $0 * - USER: XXX 06/XX/2018 10:41AM (PT)	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  TT: CUST1 SSN1: VERIFIED SSN RFC: SPEEDPAY  REQUEST RFD: OTHER  ADV TAD OF $1147.59            ADV NEXT PMT DUE $1107.39 6/XX/2018 ADV LC           ADV GRACE PERIOD 15 *VRFY HISTORICAL  BANKING* NO FURTHER QUESTIONS, ADDRESSED           CONCERNS, RECAPPED CALL. XXX,                SPOUSE,   CALLED IN STATED WAS ON IVR  WANTED TO KNOW WHY PAYMENT INCREASED REV           THE ACCOUNT ADVISED ESCOW DETAIL WAS                MAILED STATED SHE DIDNT GET THE FORM  ADVISED THE ADDRESS ON THE ACCOUNT STATED          SHE WANTED TO CHANGED THE ADDRESS ADVISED           ONLY THE BOR CAN CHANGE THE ADDRESS. ACH  FORM WAS MAILED .. ADVISED CONFIRMATION            WILL BVE EMAILED XXX                ***NSN***SUBMITTED TASK TO HAVE ACH FORM  MAILED  POST DATED FUTURE INSTALLMEDNT             ADVISED NEXT DUE DATE *PROCESSED SPAY1:             $1147.59 6/XX/2018 CONF#: 16874406 FEE: $0  * *PROCESSED SPAY2: $1107.39 7/XX/2018             CONF#: 16874416 FEE: $0 * *PROCESSED                SPAY3: $1107.39 8/XX/2018 CONF#: 16874420  FEE: $0 * - USER: XXX 06/XX/2018               10:41AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308516	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Payment Disputes	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Return call to borrower made and borrower advised had mailed payment of 1177.00 on 5/XX/18. Borrower was advised that a payment missing from back in 2015 and a pay history would be sent for review.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Return call to borrower made and borrower advised had mailed payment of 1177.00 on 5/XX/18.  Borrower was advised that a payment missing from back in 2015 and a pay history would be sent for review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Customer advise spouse was supposed to make 'missed payment'. Correspondence address provided for dispute. No dispute received. AMC Response: Removed exception of dispute.	09/XX/2018 XXX Response: Customer advise spouse was supposed to make 'missed payment'. Correspondence address provided for dispute. No dispute received. AMC Response: Removed exception of dispute.
204308517	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	Borrower stated that a cashier's check in the amount of $1,826.66 was mailed 08/XX/2017.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	1/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower stated that a cashier's check in the amount of $1,826.66 was mailed 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308518	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	The borrower called to inquire about loss mitigation docs and was advised that the docs were sent out due to the status of the loan.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called to inquire about loss mitigation docs and was advised that the docs were sent out due to the status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308528	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	12/XX/2015	Incomplete	9/XX/2015	12/XX/2015	6/XX/2018	Ongoing dialogue with borrower	Last contact with borrower was 05/XX/2018 and borrower wanted to ensure that payment was set up to come out of account, agent advised it was. Update: Agent advised borrower of total amount due and took a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last contact with borrower was 05/XX/2018 and borrower wanted to ensure that payment was set up to come out of account, agent advised it was.  Update:  Agent advised borrower of total amount due and took a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308535	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Incomplete	9/XX/2015	10/XX/2015	5/XX/2018	Not attempting to contact the borrower	HAVE A PLAN FOR GETTING PAYMENT IN FRONT GRACE. BORR DECLINED TO SET UP SPAY. DISCUSSED WOULD NEED HIGHER INCOME FOR RPP. DISCUSSED POSSIBLY GETTING RID OF CAR. ADVSD DON'T ENCOURAGE MOD. BORR DISCUSSED HAD FALLEN BEHIND AND JUST CAN'T GET CAUGHT UP. **SME XXX TOOK TALK OFF AT DESK** *PROCESSED PAYARRG: WILL MAKE SPEEDPAY $512.39 5/XX/2018* DIALED: XXX - USER: XXX 05/XX/2018 3:14PM (PT)	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  HAVE A PLAN FOR GETTING PAYMENT IN FRONT  GRACE. BORR DECLINED TO SET UP SPAY.               DISCUSSED WOULD NEED HIGHER INCOME FOR              RPP. DISCUSSED POSSIBLY GETTING RID OF  CAR. ADVSD DON'T ENCOURAGE MOD. BORR               DISCUSSED HAD FALLEN BEHIND AND JUST CAN'T          GET CAUGHT UP. **SME K.XXX TOOK TALK OFF  AT DESK** *PROCESSED PAYARRG: WILL MAKE            SPEEDPAY $512.39 5/XX/2018* DIALED:                XXX - USER: XXX 05/XX/2018  3:14PM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308536	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower returning call and was advised that payment was due and borrower discussed setting up automatic payments and asked if she had 10 days to have available funds and was advised that this was not a grace period and borrower stated that she would make the payment online. Comment dated 07/XX/2018 borrower inquired if the August payment the last payment in the repayment plan and scheduled speed pay for July and August.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2016	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower returning call and was advised that  payment was due and borrower discussed setting up automatic payments and asked if she had 10 days to have available funds and was advised that this was not a grace period and borrower stated that she would make the payment online. Comment dated 07/XX/2018 borrower inquired if the August payment the last payment in the repayment plan and scheduled speed pay for July and August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308538	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Mortgagor	30	1	7/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called to complete correction on previous speed pays created for first three installments of payment plan.Payments were amended to reflect 1328.30 discussed that come Jan 1st will owe for January. Advised if can make payment sooner to do so. Advised if plan is broken foreclosure will proceed.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to complete correction on previous speed pays created for first three installments of payment plan.Payments were amended to reflect 1328.30 discussed that come Jan 1st will owe for January. Advised if can make payment sooner to do so. Advised if plan is broken foreclosure will proceed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308543	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	1/XX/2016	Incomplete	9/XX/2015	9/XX/2015	1/XX/2018	Ongoing dialogue with borrower	CUSTOMER CALLING FOR LOAN NUMBER. ADVISED OF LOAN NUMBER. HE STATED NO OTHER QUESTIONS.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  CUSTOMER CALLING FOR LOAN NUMBER. ADVISED OF LOAN NUMBER. HE STATED NO OTHER QUESTIONS.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308550	XXX	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	8/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	4/XX/2016	Incomplete	9/XX/2015	4/XX/2016	6/XX/2016	Not attempting to contact the borrower	Borrower called in to make payment	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	No	No	No	Case number, filing date are not able to be determined	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Case number, filing date are not able to be determined
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308562	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Occupied-UTD	UTD	Yes	Yes	1/XX/2016	Contact attempts - however unable to contact borrower	The borrower called in and stated received the final modification documents but not sure if wants to accept. the agent advised borrower of the new payment amount of $427.05 with a 40 year term. The borrower wanted to know what the maturity date is now and the agent advised 28 (12 year). The borrower stated wanted to speak with spouse to see if they can schedule a payment to bring the loan current and asked to be called back in an hour or two to give time to speak with spouse.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called in and stated received the final modification documents but not sure if wants to accept. the agent advised borrower of the new payment amount of $427.05 with a 40 year term. The borrower wanted to know what the maturity date is now and the agent advised 28 (12 year). The borrower stated wanted to speak with spouse to see if they can schedule a payment to bring the loan current and asked to be called back in an hour or two to give time to speak with spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308567	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in to schedule a payment.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308569	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Commentary states reason for default was due to medical bills and other unexpected expenses. Borrower stated will mail payment at end of month.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	3/XX/2018	Yes	Retention	Yes	1	Completed	Informal (Verbal)	3/XX/2017	5/XX/2017	$828.85	5/XX/2017	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Commentary states reason for default was due to medical bills and other unexpected expenses. Borrower stated will mail payment at end of month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 05/XX/2017 Commentary states Hazard Claim vendor closed claim. There are no recent property damage that was not repaired.	05/XX/2017 Commentary states Hazard Claim vendor closed claim. There are no recent property damage that was not repaired.
204308571	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	UTD	UTD	Yes	Yes	8/XX/2017	Contact attempts - however unable to contact borrower	The borrower was contacted on 8/XX/17 and advised the total amount due was $5929.47. The borrower said they would make a payment by 8/XX/17. The borrower indicated that it wasn't a good time to speak, and the call was ended.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower was contacted on 8/XX/17 and advised the total amount due was $5929.47. The borrower said they would make a payment by 8/XX/17. The borrower indicated that it wasn't a good time to speak, and the call was ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																															ADDITIONAL INFORMATION: The loan had been sent to foreclosure, but the borrower brought funds to reinstate the loan in June 2017. Comments from 1/XX/17 indicate the borrower had been unemployed. The dispute mentioned in July 2017 was regarding the corporate advance fees. The servicer provided the borrower with a fax number to inquire/dispute the fees.	The loan had been sent to foreclosure, but the borrower brought funds to reinstate the loan in June 2017. Comments from 1/XX/17 indicate the borrower had been unemployed. The dispute mentioned in July 2017 was regarding the corporate advance fees. The servicer provided the borrower with a fax number to inquire/dispute the fees.
204308574	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Family	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	The borrower called and advised two payments came out of each checking account and they overdraft their account by $1,000.00. The servicer advised the loan was brought current and the payments were scheduled for 02/XX/2018 and 02/XX/2018. The borrower stated they canceled one of the payments. The servicer advised the payments covered January and February. The borrower wanted to confirm since the loan was current then there is not an active payment plan. The servicer confirmed the payment plan was not needed if the loan is current. The borrower advised the servicer to leave the payments.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called and advised two payments came out of each checking account and they overdraft their account by $1,000.00. The servicer advised the loan was brought current and the payments were scheduled for 02/XX/2018 and 02/XX/2018. The borrower stated they canceled one of the payments. The servicer advised the payments covered January and February. The borrower wanted to confirm since the loan was current then there is not an active payment plan. The servicer confirmed the payment plan was not needed if the loan is current. The borrower advised the servicer to leave the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308581	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower was given the option to be set up for a 5 month repayment plan to get caught up.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower was given the option to be set up for a 5 month repayment plan to get caught up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308588	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower stated husband takes care of the finances and she discussed when the payments are due.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower stated husband takes care of the finances and she discussed when the payments are due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308591	XXX	Performing	8/XX/2018	9/XX/2018	Death of Mortgagor	0	1	7/XX/2018	Vacant	9/XX/2014	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The authorized third party called in and made a payment of $515.48 on 7/XX/2018, $515.48 for 8/XX/2018 and $515.48 for 9/XX/2018. The primary borrower is deceased and passed away on 03/XX/2018. The co-borrower is 90 years old and is deaf and the authorized third party daughter handles her affairs and stated they are not sure who the executor will be at this time as noted on 04/XX/2018.	No	Good	Permanent	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The authorized third party called in and made a payment of $515.48 on 7/XX/2018, $515.48 for 8/XX/2018 and $515.48 for 9/XX/2018. The primary borrower is deceased and passed away on 03/XX/2018. The co-borrower is 90 years old and is deaf and the authorized third party daughter handles her affairs and stated they are not sure who the executor will be at this time as noted on 04/XX/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Borrower deceased - daughter making pmts AMC Response: Deceased borrower exception corrected to a level 1.	09/XX/2018 XXX Response: Borrower deceased - daughter making pmts AMC Response: Deceased borrower exception corrected to a level 1.
204308592	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Contact attempts - however unable to contact borrower	Borrower contacted servicer to make a payment and stated the reason for default is excessive obligations. The commentary reflects the March payment was an NSF and was paid on 04/XX/2018 causing a delinquency.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower contacted servicer to make a payment and stated the reason for default is excessive obligations.  The commentary reflects the March payment was an NSF and was paid on 04/XX/2018 causing a delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308599	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called to make a payment and had concerns with the fees on the account, as they were advised all late fees would be cured per campaign letter. Supervisor was advised that the additional $50 was applied to principal.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to make a payment and had concerns with the fees on the account, as they were advised all late fees would be cured per campaign letter.  Supervisor was advised that the additional $50 was applied to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308604	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	The borrower called to pay via Speedpay because there had been a problem paying on the website. Borrower wanted to set up ACH payments	No	Fair	Resolved	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	5/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to pay via Speedpay because there had been a problem paying on the website.  Borrower wanted to set up ACH payments
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308605	XXX	Needs CC Retouch Completed	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	Yes	11/XX/2015	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204308611	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	The borrower was advised of self service payment options.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised of self service payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308612	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	60	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Not attempting to contact the borrower	08/XX/2018 A payment was made through the IVR system in the amount of $369.28.	No	Poor	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  08/XX/2018 A payment was made through the IVR system in the amount of $369.28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308624	XXX	MI Active	Delinquent	8/XX/2018	9/XX/2018	Other	30	1	6/XX/2018	Owner Occupied	UTD	Incomplete	9/XX/2015	10/XX/2015	Yes	4/XX/2018	Ongoing dialogue with borrower	04/XX/2018 - Borrower was calling to make a payment. Reason for delinquency is spouse was deported and they no longer have their financial support. Should be caught up in July when their parent moves in.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	8/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  04/XX/2018 - Borrower was calling to make a payment.  Reason for delinquency is spouse was deported and they no longer have their financial support.  Should be caught up in July when their parent moves in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308630	XXX	Performing	8/XX/2018	9/XX/2018	Curtailment of Income	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	Inbound call with billing inquiry regarding inspection fee.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Inbound call with billing inquiry regarding inspection fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308634	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower was advised that escrow could cause the payment to go up. The borrower was advised to call in before they left the country to see if payment changed.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that escrow could cause the payment to go up.  The borrower was advised to call in before they left the country to see if payment changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308635	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	Tenant Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called in on 06152018 inquiring on payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in on 06152018 inquiring on payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
204308636	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Casualty Loss	Bankruptcy	1	7/XX/2018	Occupied-UTD	UTD	Yes	Yes	3/XX/2018	Not attempting to contact the borrower	The borrower called because they made a payment from the wrong bank account information. A payment was made for 03/XX/2018. The borrower advised all repairs for damages were completed and the insurance company covered the repairs.	No	Fair	Resolved	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	No	Active	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called because they made a payment from the wrong bank account information. A payment was made for 03/XX/2018. The borrower advised all repairs for damages were completed and the insurance company covered the repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308639	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Borrower contact in regards to payments reporting to credit bureaus.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower contact in regards to payments reporting to credit bureaus.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308640	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	9/XX/2017	Ongoing dialogue with borrower	Discussed and made arrangement for pay by phone and borrower will make future payments.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Discussed and made arrangement for pay by phone and borrower will make future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308641	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called in a payment	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308642	XXX	Performing	8/XX/2018	8/XX/2018	Casualty Loss	0	1	6/XX/2018	Occupied-UTD	UTD	Incomplete	9/XX/2015	7/XX/2016	Incomplete	9/XX/2015	11/XX/2015	3/XX/2018	Ongoing dialogue with borrower	Borrowers last contact was on 03/XX/2018 and it was the borrower received a letter stating the natural disaster forbearance plan ended 04/XX/2018. Borrower was advised that loan was current and only due for the month of April at that time and normal payments resume.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	Yes	1	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrowers last contact was on 03/XX/2018 and it was the borrower received a letter stating the natural disaster forbearance plan ended 04/XX/2018. Borrower was advised that loan was current and only due for the month of April at that time and normal payments resume.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308644	XXX	Bankruptcy	8/XX/2018	8/XX/2018	Death of Family Member	Bankruptcy	1	5/XX/2018	Occupied-UTD	UTD	Yes	Yes	10/XX/2017	Not attempting to contact the borrower	The borrower confirmed that had not been impacted by the disaster; neither property damage nor financially. Payments were scheduled for $1271.02 on 10/XX/2017 and $901.91 for 11/XX/2017 and $901.91 for 12/XX/2017.	No	Good	Permanent	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	6/XX/2016	No	Retention	Yes	1	Active	Chapter 13	Yes	No	No	No POC amount given.	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower confirmed that had not been impacted by the disaster; neither property damage nor financially.  Payments were scheduled for $1271.02 on 10/XX/2017 and $901.91 for 11/XX/2017 and $901.91 for 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is active.  The proof of claim was filed 05/XX/2016.  No POC amount given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308645	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	TT: NON AUTH NO3: RELATIONSHIP: COMPANY: PHONE#: FAX: RFC: COLLECTION CALL RFD: NOT APPLICABLE UNKNOWN RECIPIENT INFORMED ME THAT I HAVE A MISTAKEN NUMBER. I VERIFIED NUMBER AND NOTIFIED UNKNOWN RECIPIENT THAT I WOULD REMOVE NUMBER FROM SYSTEM AS TO NOT CALL BACK, AGAIN. REMOVED NUMBER FROM SYSTEM. DIALED: XXX USER: XXX 04/XX/2018 10:44AM (PT)	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  TT: NON AUTH NO3:  RELATIONSHIP:  COMPANY:  PHONE#:  FAX: RFC: COLLECTION CALL RFD:           NOT APPLICABLE UNKNOWN RECIPIENT INFORMED           ME THAT I HAVE A MISTAKEN NUMBER. I  VERIFIED NUMBER AND NOTIFIED UNKNOWN               RECIPIENT THAT I WOULD REMOVE NUMBER FROM           SYSTEM AS TO NOT CALL BACK, AGAIN. REMOVED  NUMBER FROM SYSTEM. DIALED: XXX -         USER: XXX 04/XX/2018 10:44AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308649	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308652	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Commentary states borrower called in regarding an escrow account payment. Call disconnected while representative was assisting borrower.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in regarding an escrow account payment. Call disconnected while representative was assisting borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308653	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Outbound collection call; discussed excessive obligations as being the reason for delinquency, issue has been resolved. Servicer took financials and determined surplus available - set up repayment plan with borrower and will have details mailed. Monthly plan amount and due dates were not included in the comments.	No	Fair	Resolved	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	7/XX/2018	No	Retention	Yes	1	UTD	Informal (Verbal)	7/XX/2018	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound collection call; discussed excessive obligations as being the reason for delinquency, issue has been resolved.  Servicer took financials and determined surplus available - set up repayment plan with borrower and will have details mailed.  Monthly plan amount and due dates were not included in the comments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308655	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	UTD	UTD	Yes	Yes	3/XX/2017	Not attempting to contact the borrower	Borrower called in on 03212017 wanting to know why balance has increased	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	4/XX/2011	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in on 03212017 wanting to know why balance has increased
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204308659	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	UTD	UTD	Yes	Yes	8/XX/2017	Not attempting to contact the borrower	Inbound from borrower to ask about Save My Home.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Inbound from borrower to ask about Save My Home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Modified in 2011

																																																																																																																																																																																															Comments in file indicate there may be a bankruptcy but no other information found in the file	Modified in 2011 Comments in file indicate there may be a bankruptcy but no other information found in the file
204308667	XXX	Delinquent	8/XX/2018	9/XX/2018	Illness - Mortgagor	60	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	11/XX/2017	Contact attempts - however unable to contact borrower	Borrower contact made and payment processed. Borrower indicated illness.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower contact made and payment processed. Borrower indicated illness.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308675	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrowers last contact was to pay April and Mays payment. Borrower stated had a direct deposit issue in April which delayed funds for two weeks. Per the commentary the borrowers rate adjusted 12/2018 to 3.375% and the online writer reflects step rate adjustments indicating the borrower is on a HAMP modification; however, the commentary does not reflect the dates or details of this action.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers last contact was to pay April and Mays payment.  Borrower stated had a direct deposit issue in April which delayed funds for two weeks. Per the commentary the borrowers rate adjusted 12/2018 to 3.375% and the online writer reflects step rate adjustments indicating the borrower is on a HAMP modification; however, the commentary does not reflect the dates or details of this action.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308677	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrowers do not want the loan modification. They will reinstate the loan by June 3, 2018.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2018	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers do not want the loan modification.  They will reinstate the loan by June 3, 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308679	XXX	Needs CC Retouch Completed	Bankruptcy	8/XX/2018	8/XX/2018	N/A	Bankruptcy	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	8/XX/2017	Not attempting to contact the borrower	Last conversation with borrower was on 08/XX/2017 and borrower wanted to look into getting a home equity loan.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	9/XX/2015	Retention	Yes	1	Performing Under Plan	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Last conversation with borrower was on 08/XX/2017 and borrower wanted to look into getting a home equity loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308690	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The customer was contacted and provided the reason for delinquency. The customer promise to pay.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Closed	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The customer was contacted and provided the reason for delinquency. The customer promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308704	XXX	Bankruptcy	8/XX/2018	9/XX/2018	UTD	Bankruptcy	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Per the commentary the borrower requested a payoff and the last 2 years verification of mortgage on the last contact with the borrower. The comments indicate the borrower has been asking for a payoff, which is being sent to the attorney as the borrower is in an active Chapter 13 bankruptcy, since XXX	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	5/XX/2016	Retention	No	Filed/Under Plan	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Per the commentary the borrower requested a payoff and the last 2 years verification of mortgage on the last contact with the borrower.  The comments indicate the borrower has been asking for a payoff, which is being sent to the attorney as the borrower is in an active Chapter 13 bankruptcy, since 09/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is filed/under plan.  The proof of claim was filed 06/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308708	XXX	Performing	8/XX/2018	8/XX/2018	Other	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Contact attempts - however unable to contact borrower	Borrower called in regards to to TAD of $3900.11 and states she will be able to make a payment on 8/XX/18.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in regards to to TAD of $3900.11 and states she will be able to make a payment on 8/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308713	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Called and spoke with borrowers who stated payment was already made.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Called and spoke with borrowers who stated payment was already made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308716	XXX	Delinquent	8/XX/2018	8/XX/2018	Business Failure	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2017	Not attempting to contact the borrower	Borrower reset password.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower reset password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308717	XXX	Delinquent	8/XX/2018	8/XX/2018	Illness - Mortgagor	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in to make payment arrangements on a repayment plan	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make payment arrangements on a repayment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: FEMA: Hurricane referenced on 09/XX/2017.	FEMA: Hurricane referenced on 09/XX/2017.
204308723	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Outbound call to confirm repayment plan.	No	Fair	Temporary	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	7/XX/2018	No	Retention	No	Closed	Chapter 7	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Outbound call to confirm repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308725	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Not attempting to contact the borrower	TT: CUST1 SSN1: VERIFIED SSN RFC: TAX FORM INQUIRY BORROWER CALLED REGARDING 1098 **BORROWER VERIFIED NAME, SSN, ADDRESS** ***READ PRIOR NOTES*** ADV BORROWER WE DO NOT HAVE AUTHORIZATION TO SPEAK WITH HER.. BORROWER STATED I COULD CONTACT ATTORNEYS OFFICE AND ASKE FOR - XXX - AUTH 3 WAS NOT AVAILABLE WENT TO VM. ADV BORROWER SHE WILL NEED TO HAVE ATTORNEY CALL OR SEND AUTHORIZATION TO SPEAK WITH BORROWER. **RECAP CALL** - USER: XXX 03/XX/2017 10:27AM (PT)	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  TT: CUST1 SSN1: VERIFIED SSN RFC: TAX FORM  INQUIRY BORROWER CALLED REGARDING 1098             **BORROWER VERIFIED NAME, SSN, ADDRESS**            ***READ PRIOR NOTES***  ADV BORROWER WE DO  NOT HAVE AUTHORIZATION TO SPEAK WITH HER..         BORROWER STATED I COULD CONTACT ATTORNEYS           OFFICE AND ASKE FOR - XXX X 7120  - AUTH 3 WAS NOT AVAILABLE WENT TO VM.             ADV BORROWER SHE WILL NEED TO HAVE                  ATTORNEY CALL OR SEND AUTHORIZATION TO  SPEAK WITH BORROWER.  **RECAP CALL** -             USER: XXX 03/XX/2017 10:27AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308732	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	6/XX/2018	UTD	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	the last contact with the borrower was on 04/XX/2018 and it was due to a payment the borrower made. The payment was returned for insufficient funds. The borrower stated unaware and that they could call in later and use the IVR system to make the payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  the last contact with the borrower was on 04/XX/2018 and it was due to a payment the borrower made. The payment was returned for insufficient funds. The borrower stated unaware and that they could call in later and use the IVR system to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
204308737	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called to make payment for May and schedule for June and July of 2018.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to make payment for May and schedule for June and July of 2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308739	XXX	Performing	8/XX/2018	9/XX/2018	Illness - Family	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	BRRWR CLLD IN TO SET UP PYMNTS TO FINISH THE PYMNT PLN. Set up the last 2 payments.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  BRRWR CLLD IN TO SET UP PYMNTS TO FINISH THE PYMNT PLN. Set up the last 2 payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308741	XXX	Performing	8/XX/2018	6/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	TT: CUST1 OB MM GIVEN DEMO VRFY: 30 DAY RULE OCCUPANCY: 30 DAY RULE RFC: COLLECTION CALL RFD: NOT APPLICABLE TT CUST, STATED HE MAILED THE CHECK OUT YESTERDAY CALL UNEXPECTDLY DROPPED, READ DEAD AIR SCRIPT, CALL INCOMPLETE DIALED: XXX- USER: XXXX 06/XX/2018 9:59AM (PT)	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  TT: CUST1  OB MM GIVEN  DEMO VRFY: 30 DAY  RULE OCCUPANCY: 30 DAY RULE RFC:                   COLLECTION CALL RFD: NOT APPLICABLE TT              CUST, STATED HE MAILED THE CHECK OUT  YESTERDAY CALL UNEXPECTDLY DROPPED, READ           DEAD AIR SCRIPT, CALL INCOMPLETE DIALED:         XXX - USER: XXX 06/XX/2018  9:59AM (PT)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308742	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	collection call was made to borrower and the borrower stated that he would make a future payment. He was delinquent due to car repairs.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	5/XX/2014	No	Retention	Yes	0	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  collection call was made to borrower and the borrower stated that he would make a future payment.  He was delinquent due to car repairs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308748	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2015	Contact attempts - however unable to contact borrower	Servicer completed welcome call and to go over payment breakdown and set up ach for the borrower.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Servicer completed welcome call and to go over payment breakdown and set up ach for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308753	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	UTD	0	1	3/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2017	Not attempting to contact the borrower	Last comment indicates borrower is not delinquent. Not attempting to contact borrower. Comments indicate borrower may be on hardest hit program Modification. Loan is preforming next due date is 8/XX/2018. Borrower has been paying early month in advance. Comments do not indicate	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Hardest Hit Program	5/XX/2017	No	Retention	No	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Last comment indicates borrower is not delinquent. Not attempting to contact borrower. Comments indicate borrower may be on hardest hit program Modification. Loan is preforming next due date is 8/XX/2018. Borrower has been paying early month in advance. Comments do not indicate
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308754	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to discuss return payment on the loan. Advise I am not sure what happened as loan was set up for auto draft automated clearance house but payments for April was return and also the one online. Verified and advise the borrower that the incorrect account was used.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to discuss return payment on the loan. Advise I am not sure what happened as loan was set up for auto draft automated clearance house but payments for April was return and also the one online. Verified and advise the borrower that the incorrect account was used.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308760	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	4/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	RETURNING CALL. HE GOT SUSPENSE LETTER, CONFIRMED IT IS BECAUSE ON ACTIVE REPAYMENT PLAN. **HE SET UP NEXT THREE SPAYS USING HX BANKING ON FILE, ORDER ACH FOR VIA TASK DESK	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	6/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  RETURNING CALL. HE GOT  SUSPENSE  LETTER, CONFIRMED IT IS BECAUSE ON ACTIVE          REPAYMENT PLAN.  **HE SET UP NEXT THREE             SPAYS USING HX BANKING ON FILE,  ORDER ACH  FOR VIA TASK DESK
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Loan program appears to be an ARM. Borrower hardship started 2016 when the rate adjusted up as well as escrows causing a shortage. He is on repayment plan and indicates kept plan.	Loan program appears to be an ARM. Borrower hardship started 2016 when the rate adjusted up as well as escrows causing a shortage. He is on repayment plan and indicates kept plan.
204308765	XXX	Delinquent	8/XX/2018	8/XX/2018	Business Failure	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	AUTHORIZED THIRD PARTY, LISA GEORGE, SPOUSE, INQUIRING ABOUT LOAN STATUS. ADVISED LAST PAYMENT POSTED 6/XX/18; HAS A RPP IN PLACE THROUGH 10/XX/18.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  AUTHORIZED THIRD PARTY, LISA GEORGE, SPOUSE, INQUIRING ABOUT LOAN STATUS. ADVISED LAST PAYMENT POSTED 6/XX/18; HAS A RPP IN PLACE THROUGH 10/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: borrower on 6 month repayment plan 836.16, 2 more payments as of 7/XX/2018. then payment will change to 694.55 as of 9/XX/2 018.	borrower on 6 month repayment plan 836.16, 2 more payments as of 7/XX/2018. then payment will change to 694.55 as of 9/XX/2 018.
204308767	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Not attempting to contact the borrower	Spoke with borrower, borrower calling in today due to retiring from his job and in regards to a NOI to FC letter	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke with borrower, borrower calling in today due to retiring from his job and in regards to a NOI to FC letter
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308782	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	12/XX/2017	Not attempting to contact the borrower	Borrower retrieved their user name to log on to the website.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower retrieved their user name to log on to the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308783	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Other	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Agent advised borrower of total amount due in the amount of $2570.96; borrower stated that they are waiting for a check to clear the account and then will make payment. agent attempted to update financials but borrower declined. Agent advised borrower that foreclosure could happen at any time on the account.	No	Fair	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Agent advised borrower of total amount due in the amount of $2570.96; borrower stated that they are waiting for a check to clear the account and then will make payment. agent attempted to update financials but borrower declined. Agent advised borrower that foreclosure could happen at any time on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308798	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2018	Contact attempts - however unable to contact borrower	The borrower called to make a payment for $594.71 and declined the Forbearance in February. The borrower was advised to call back to opt out.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2018	Yes	Retention	No	Discharged	Chapter 7	No	No	Yes	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to make a payment for $594.71 and declined the Forbearance in February. The borrower was advised to call back to opt out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2013 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower shows to have made payment 8/XX/2018 and is due for 91/2018.	Borrower shows to have made payment 8/XX/2018 and is due for 91/2018.
204308802	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	The borrower and client discussed setting up ACH.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	UTD	UTD	UTD	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower and client discussed setting up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308807	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	The customer called asking if they can change their payment date to 04/XX/2018. The customer stated IRS took $650 from their checking account on 3/23.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The customer called asking if they can change their payment date to  04/XX/2018. The customer stated IRS took $650 from their checking account on 3/23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308814	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	2/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2017	Not attempting to contact the borrower	Borrower called to verify that the insurance was being changed.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called to verify that the insurance was being changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308822	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	Good	Yes	Yes	2/XX/2018	Ongoing dialogue with borrower	Payment scheduled $800 on 02/XX/2018	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Payment scheduled $800 on 02/XX/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308826	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Spoke to borrower concerning past due account, borrower stated principal borrower has been ill and not able to work full time, made a payment $621.56	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	11/XX/2017	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Spoke to borrower concerning past due account, borrower stated principal borrower has been ill and not able to work full time, made a payment $621.56
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308827	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2016	Contact attempts - however unable to contact borrower	The last contact was made on 8/XX/2016, in which the borrower had a payment inquiry.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The last contact was made on 8/XX/2016, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308829	XXX	Performing	8/XX/2018	8/XX/2018	Death of Mortgagor	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Contact attempts - however unable to contact borrower	Commentary states borrower called in returning call from servicer. Borrower was advised of the status of the account and advised of automatic draft availability. Borrower scheduled payments for the account and advised will signup for auto-draft.	No	Good	Permanent	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other	3/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in returning call from servicer. Borrower was advised of the status of the account and advised of automatic draft availability. Borrower scheduled payments for the account and advised will signup for auto-draft.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308833	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	Good	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	The borrower called to find out what the account is due for. and was advised that the next payment of $1408.23 due for 07/XX/2018 on the account. The borrower advised that he received a Notice of Intent letter and that he has a hard time keeping track of the payments as he works numerous side jobs. The borrower's financials were reviewed, a discussion of liquidation options took place as the borrower advised that he is using his savings to live day by day. The borrower was advised that the late charges can be addressed as a later time as he needs to catch up with current mortgage payments due first. The borrower stated that he was at work and would not be able to complete the call, the call was ended by the representative.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2018	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to find out what the account is due for. and was advised that the next payment of $1408.23 due for 07/XX/2018 on the account. The borrower advised that he received a Notice of Intent letter and that he has a hard time keeping track of the payments as he works numerous side jobs. The borrower's financials were reviewed, a discussion of liquidation options took place as the borrower advised that he is using his savings to live day by day. The borrower was advised that the late charges can be addressed as a later time as he needs to catch up with current mortgage payments due first. The borrower stated that he was at work and would not be able to complete the call, the call was ended by the representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308834	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower stated that payments are made every month and disconnected call.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	3/XX/2018	No	Retention	Yes	1	Completed	Formal (Written)	11/XX/2017	5/XX/2018	$1,741.00	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated that payments are made every month and disconnected call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no damage, gaps in material cleared and exceptions removed.	09/XX/2018 Servicer Response: 1.0 POSSIBLE DAMAGE - PROPERTY IS LOCATED IN A FEMA DISASTER AREA; PLEASE CONFIRM NO DAMAGE; 2.0 GAPS IN PAYMENT HISTORY; COMMENT AMC's Response: Confirmed no damage, gaps in material cleared and exceptions removed.
204308836	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	UTD	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower promised to make a payment in the amount of $1,472.68 on 7/26 for his July payment.	No	Good	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower promised to make a payment in the amount of $1,472.68 on 7/26 for his July payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Repayment plan has been kept 6/XX/18. RFD was death in the family and paying for funeral expenses as well as Borrower's friend was in need and helped them out. No indication that loan should default.	Repayment plan has been kept 6/XX/18. RFD was death in the family and paying for funeral expenses as well as Borrower's friend was in need and helped them out. No indication that loan should default.
204308837	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrwer called to let bank know they have made every payment since December when account was up to date. Discussed other bank issues.	No	Fair	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	4/XX/2018	No	Retention	No	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrwer called to let bank know they have made every payment since December when account was up to date.  Discussed other bank issues.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308838	XXX	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	8/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	Inbound call to make payment and advised of rfd (resolved).	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	1/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Inbound call to make payment and advised of rfd (resolved).
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute resolved and closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308845	XXX	Performing	8/XX/2018	9/XX/2018	Payment Disputes	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrowers last contact with the servicer was checking on status of dispute that was still under research.	No	Fair	Resolved	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/XX/2017	No	Retention	No	Completed	Formal (Written)	10/XX/2017	4/XX/2018	$1,794.44	10/XX/2017	Discharged	Chapter 7	Yes	Yes	No	The filing date is not listed in the commentary provided.	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrowers last contact with the servicer was checking on status of dispute that was still under research.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is disputing payment history as the loan has been delinquent since 2013 while with prior two servicers.  Borrower submitted documentation and the servicer reached out to the prior servicers and found that there was an NSF prior to June 2013 that payment was never resubmitted that caused the loan to be delinquent until April 2018.  The commentary with the borrower does not go past 05/XX/2018 and the most recent response from the servicer was dated 06/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/XX/2015.  A motion for relief was filed 03/XX/2017.  The filing date is not listed in the commentary provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: 09/XX/2018 XXX Response: Written correspondence provided to customer for resolution 6/XX/18. Document available in images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.	09/XX/2018 XXX Response: Written correspondence provided to customer for resolution 6/XX/18. Document available in images provided. AMC Response: Dispute exception changed to level 1 exception due to issue being resolved.
204308857	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Borrower called in regarding payment inquiry and billing statement as they have stated they received it late. Agent advised the date billing statement was sent out and borrower stated he was not informed of the amount.	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in regarding payment inquiry and billing statement as they have stated they received it late. Agent advised the date billing statement was sent out and borrower stated he was not informed of the amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308858	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2018	Ongoing dialogue with borrower	Last contact Borrower informed Servicer that the March 2018 payment was not made due to illness and medical bills. Borrower promised to pay March and April payment in April.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	8/XX/2016	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last contact Borrower informed Servicer that the March 2018 payment was not made due to illness and medical bills. Borrower promised to pay March and April payment in April.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308864	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Loan is performing.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Loan is performing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308895	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower called in to make the monthly payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	2/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make the monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308897	XXX	MI Active	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Customer called and verified property is owner occupied and authorized next 3 payments using historical banking.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer called and verified property is owner occupied and authorized next 3 payments using historical banking.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Comments verify there was a modification on the loan in 2013.	Comments verify there was a modification on the loan in 2013.
204308902	XXX	MI Active	Bankruptcy	8/XX/2018	8/XX/2018	UTD	Bankruptcy	1	5/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Not attempting to contact the borrower	Borrower contacted servicer stating the payment made on 04/XX/2018 would be returned due to insufficient funds; no further commentary provided. The borrower is currently in a Chapter 13 bankruptcy; however, no details or case information is listed in the commentary provided. The comments reflect a modification was completed 12/XX/2014; however, no further details were listed.	No	Fair	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Active	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower contacted servicer stating the payment made on 04/XX/2018 would be returned due to insufficient funds; no further commentary provided.  The borrower is currently in a Chapter 13 bankruptcy; however, no details or case information is listed in the commentary provided.  The comments reflect a modification was completed 12/XX/2014; however, no further details were listed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 04/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308915	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2018	Ongoing dialogue with borrower	Adsied borrower of payment due and extended term to 2055 due to loan modification.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Adsied borrower of payment due and extended term to 2055 due to loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308920	XXX	Delinquent	8/XX/2018	8/XX/2018	Unable to Contact Borrower	30	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	At last contact, the borrower called in, was advised of the total amount due and then the call disconnected. On 12/XX/2015, the borrower called in to reschedule a previously scheduled payment from 12/XX/2015 to 1/XX/2015. The borrower stated they work on commission at BMW dealer and had a slow month. The borrower was advised the payment could not be rescheduled.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  At last contact, the borrower called in, was advised of the total amount due and then the call disconnected.  On 12/XX/2015, the borrower called in to reschedule a previously scheduled payment from 12/XX/2015 to 1/XX/2015.  The borrower stated they work on commission at BMW dealer and had a slow month.  The borrower was advised the payment could not be rescheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308924	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2017	Contact attempts - however unable to contact borrower	Borrower called in to request payoff for refinancing	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in to request payoff for refinancing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308926	XXX	Delinquent	8/XX/2018	9/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	2/XX/2018	Contact attempts - however unable to contact borrower	The borrower called in and wanted to confirm last payment sent via bill pay was received and the agent verified that the payment posted on 02/XX/2018 and that the payment was short by .40 for January. The borrower stated plans to pay the remaining balance to bring the loan current by 02/XX/2018.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	2/XX/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in and wanted to confirm last payment sent via bill pay was received and the agent verified that the payment posted on 02/XX/2018 and that the payment was short by .40 for January. The borrower stated plans to pay the remaining balance to bring the loan current  by 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308932	XXX	Performing	8/XX/2018	8/XX/2018	UTD	0	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Borrower called to make payment and to set up future payments.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called to make payment and to set up future payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308933	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	7/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	5/XX/2017	Ongoing dialogue with borrower	The executor called to verify the total amount due and due date in order to pay via bill pay. On 12/XX/2016, the agent recommended assumption of the loan; and the executor replied that would think about it.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other	12/XX/2016	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The executor called to verify the total amount due and due date in order to pay via bill pay.  On 12/XX/2016, the agent recommended assumption of the loan; and the executor replied that would think about it.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204308935	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	3/XX/2017	Contact attempts - however unable to contact borrower	Borrower was offered and declined mod/ trial. says hardship is over. From 03/XX/2017 to 5/XX/2018 no established contact with borrower. Last skip traced 5/XX/2018

Borrower was charged for property inspection (so it must have been done) no date in commentary as to when it was done.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	3/XX/2017	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower was offered and declined mod/ trial. says hardship is over. From 03/XX/2017 to 5/XX/2018 no established contact with borrower.  Last skip traced 5/XX/2018

Borrower was charged for property inspection (so it must have been done) no date in commentary as to when it was done.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308936	XXX	Performing	8/XX/2018	9/XX/2018	Excessive Obligations	0	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called to see if the servicer had sent someone out to inspect the home; servicer confirmed an inspection was ordered due to the loan being delinquent. Advised customer calls and letters will continue until loan is current.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	12/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to see if the servicer had sent someone out to inspect the home; servicer confirmed an inspection was ordered due to the loan being delinquent.  Advised customer calls and letters will continue until loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308946	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower discussed the account and made a payment.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	4/XX/2018	No	Retention	No	Current	Formal (Written)	4/XX/2018	10/XX/2018	$0.00	5/XX/2018	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower discussed the account and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Forbearance comments provided.	Forbearance comments provided.
204308949	XXX	Performing	8/XX/2018	8/XX/2018	Excessive Obligations	0	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	8/XX/2018	Ongoing dialogue with borrower	The borrower called on 8/XX/2018 to make a payment of $132 to late fees, wanted 50% deal. Deal was to pay $166.24 by 8/XX/2018.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called on 8/XX/2018 to make a payment of $132 to late fees, wanted 50% deal. Deal was to pay $166.24 by 8/XX/2018.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated there was a fee dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308953	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	Yes	Yes	7/XX/2018	Ongoing dialogue with borrower	Borrower called in to check if the RPP payment for July was received, confirmed yes, discussed next payment and money in suspense, will call back for August payment.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to check if the RPP payment for July was received, confirmed yes, discussed next payment and money in suspense, will call back for August payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
																																																																																																																																																																																															ADDITIONAL INFORMATION: Borrower has come out off a chapter 13, no dates or case number provided. Bankruptcy first noted 2013. Borrower did not realize that his payments were short and did not know he was behind on payments. Borrower is being set up with a repayment plan.	Borrower has come out off a chapter 13, no dates or case number provided. Bankruptcy first noted 2013. Borrower did not realize that his payments were short and did not know he was behind on payments. Borrower is being set up with a repayment plan.
204308959	XXX	Performing	8/XX/2018	8/XX/2018	Illness - Mortgagor	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The borrower contacted servicer to make a payment of $913.46 for 06/XX/2018. Servicer processed payment and provided borrower with confirmation number. No further questions or concerns.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	6/XX/2016	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted servicer to make a payment of $913.46 for 06/XX/2018. Servicer processed payment and provided borrower with confirmation number. No further questions or concerns.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308961	XXX	Performing	8/XX/2018	8/XX/2018	Unemployment	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower spoke to servicer about repayment plan extension and stated would have to think about it not sure if wants to extend it or not. Per the commentary the borrower has been unemployed since 09/XX/2017. The comments reflect the borrower has completed 3 modifications (8/XX/14, 2011 and 2009).	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	6/XX/2018	No	Retention	Yes	1	Completed	Formal (Written)	12/XX/2017	5/XX/2018	$507.78	12/XX/2017	Discharged	Chapter 13	No	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower spoke to servicer about repayment plan extension and stated would have to think about it not sure if wants to extend it or not.  Per the commentary the borrower has been unemployed since 09/XX/2017.  The comments reflect the borrower has completed 3 modifications (8/XX/14, 2011 and 2009).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308963	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	5/XX/2018	Ongoing dialogue with borrower	Borrower called advised of TAD $2486.00 - Borrower wanted to know why account showing past due, advised for a long time payment changes because of step rate modification and escrow analysis ………….Borrower wanted to dispute status	No	Fair	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called advised of TAD $2486.00 - Borrower wanted to know why account showing past due, advised for a long time payment changes because of step rate modification and escrow analysis ………….Borrower wanted to dispute status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308968	XXX	Delinquent	8/XX/2018	8/XX/2018	Excessive Obligations	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	1/XX/2016	Contact attempts - however unable to contact borrower	the customer was contacted and stated the reason for past due is the business failure promise to pay in the future because he doe not feel that this is a long term issue	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  the customer was contacted and stated the reason for past due is the business failure promise to pay in the future because he doe not feel that this is a long term issue
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308979	XXX	Delinquent	8/XX/2018	8/XX/2018	Death of Family Member	30	1	6/XX/2018	Occupied-UTD	UTD	Yes	Yes	9/XX/2017	Ongoing dialogue with borrower	09/XX/2017 The borrower called in and stated wanted to be put on disaster relief forbearance. Borrower was set up for a 6 month forbearance.	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/XX/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  09/XX/2017 The borrower called in and stated wanted to be put on disaster relief forbearance. Borrower was set up for a 6 month forbearance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
204308982	XXX	Performing	8/XX/2018	9/XX/2018	UTD	0	1	7/XX/2018	Non-Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	The agent provided the total amount due of $663.87 for the month of June. The borrower promised to pay online today and discussed the escrow analysis.	No	Good	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Discharged	Chapter 13	Yes	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 09/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The agent provided the total amount due of $663.87 for the month of June.  The borrower promised to pay online today and discussed the escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 05/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
204308987	XXX	Delinquent	8/XX/2018	8/XX/2018	UTD	30	1	7/XX/2018	Owner Occupied	UTD	Yes	Yes	7/XX/2018	Not attempting to contact the borrower	Commentary states borrower called in to schedule a payment on the account.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Commentary states borrower called in to schedule a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308988	XXX	Needs CC Retouch Completed	Performing	8/XX/2018	8/XX/2018	Curtailment of Income	0	1	6/XX/2018	Owner Occupied	UTD	Yes	Yes	6/XX/2018	Ongoing dialogue with borrower	Borrower called in to schedule June payment. Declined future payments. Borrower also states credit reporting is incorrect, advised borrower to submit written request to dispute credit reporting.	No	Good	Resolved	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	1/XX/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to schedule June payment. Declined future payments. Borrower also states credit reporting is incorrect, advised borrower to submit written request to dispute credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
204308989	XXX	MI Active	Delinquent	8/XX/2018	8/XX/2018	Curtailment of Income	30	1	9/XX/2018	Owner Occupied	UTD	Yes	Yes	4/XX/2017	Contact attempts - however unable to contact borrower	BORR CALLED IN REGARDS TO CONFIRM LOAN STATUS .. ADV CURRENT UNTIL MAY 1ST .. ADV 14.99 IN LATE FEES, ADV BORR THAT SHE GOT BEHIND OCT2016 .. ADV THAT I WILL MAIL 12MONTH PAYMENT SHOWING THE ACTIVITY OF THE LOAN FOR THE LAST FEW MONTHS	No	Fair	Temporary	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	5/XX/2016	Yes	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 08/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  BORR CALLED IN REGARDS TO               CONFIRM LOAN STATUS .. ADV CURRENT UNTIL            MAY 1ST .. ADV 14.99 IN LATE FEES, ADV  BORR THAT SHE GOT BEHIND OCT2016 .. ADV            THAT I WILL MAIL 12MONTH PAYMENT SHOWING            THE ACTIVITY OF THE LOAN FOR THE LAST FEW  MONTHS
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A